UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.

TIAA-CREF Funds

8500 Andrew Carnegie Blvd.

Charlotte, N.C. 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Item 1. Reports to Stockholders.

TIAA-CREF Funds	April 30, 2021

TIAA-CREF
Equity Funds

The semiannual report contains the financial statements (unaudited).

Fund name	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class	Class W
Growth & Income Fund	TIGRX	TGIHX	TRPGX	TRGIX	TIIRX	TGIWX
Large-Cap Growth Fund	TILGX	TILHX	TILPX	TILRX	TIRTX	TILWX
Large-Cap Value Fund	TRLIX	TRLHX	TRCPX	TRLCX	TCLCX	TRLWX
Mid-Cap Growth Fund	TRPWX	TCMHX	TRGPX	TRGMX	TCMGX	—
Mid-Cap Value Fund	TIMVX	TRVHX	TRVPX	TRVRX	TCMVX	—
Quant Small-Cap Equity Fund	TISEX	TSCHX	TSRPX	TRSEX	TCSEX	TSCWX
Quant Small/Mid-Cap Equity Fund	TSMWX	TSMNX	TSMMX	TSMOX	TSMEX	TSMUX
Social Choice Equity Fund	TISCX	TICHX	TRPSX	TRSCX	TICRX	—
Social Choice Low Carbon Equity Fund	TNWCX	TCCHX	TPWCX	TEWCX	TLWCX	—
Emerging Markets Equity Fund	TEMLX	TEMHX	TEMPX	TEMSX	TEMRX	TEMVX
International Equity Fund	TIIEX	TIEHX	TREPX	TRERX	TIERX	TIEWX
International Opportunities Fund	TIOIX	TIOHX	TIOPX	TIOTX	TIOSX	TIOVX
Quant International Small-Cap Equity Fund	TIISX	TAISX	TPISX	TTISX	TLISX	TAIWX
Social Choice International Equity Fund	TSONX	TSOHX	TSOPX	TSOEX	TSORX	—

Semiannual
Report

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will not be sent to you by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either (1) updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or (2) contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

For the purposes of this report, “TIAA-CREF Funds” refers only to the TIAA-CREF Equity Funds listed on the cover of this report.

This semiannual report contains information about certain TIAA-CREF Funds and describes their results for the six months ended April 30, 2021. The report contains four main sections:

•	A letter from Brad Finkle, President of the TIAA-CREF Fund Complex.
•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each fund had investments as of April 30, 2021.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our websites at TIAA.org or nuveen.com, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	3

Brad Finkle

Letter to investors

Global stocks generated impressive gains for the six months ended April 30, 2021. The U.S. economy expanded at a robust pace as restrictions to contain the COVID-19 virus were slowly eased and the vaccine rollout was implemented. The U.S. Federal Reserve kept benchmark interest rates at historically low levels, while the federal government took aggressive fiscal action with two large stimulus measures. Major foreign economies had mixed performance as some countries continued to struggle with the effects of the pandemic. For the six months:

•	The Russell 3000® Index, which measures the performance of the broad U.S. stock market, advanced 31.1%. Please see page 8 for benchmark definitions.
•	The MSCI EAFE® Index, which represents stocks in 21 developed-markets nations outside North America, returned 28.8%.
•	The MSCI Emerging Markets Index, which tracks the performance of stocks in 27 developing nations, gained 23.0%.
•	Institutional Class returns were positive for all 14 TIAA-CREF Equity Funds. Seven of the funds outperformed their respective benchmarks for the period.

U.S. economy continued its recovery

Domestic stocks recorded broad gains for the period in response to a strong economic recovery and improving data related to the COVID-19 pandemic. The U.S. economy expanded at a brisk pace in both the fourth quarter of 2020 and the first quarter of 2021. Unemployment declined and consumer spending increased, while inflation was higher than expected at the end of the period. Federal Reserve policymakers maintained they would not increase short-term interest rates before seeing specific signs of sustained economic growth. The federal government approved a $900 billion stimulus package in December 2020 and enacted a $1.9 trillion COVID-19 relief bill in March 2021.

For the six months, small-cap stocks outpaced large caps, while value shares outperformed growth stocks across all market capitalization sizes. (Returns by investment style and capitalization size are based on the Russell indexes.)

Stocks in foreign developed markets posted strong gains

International developed stock markets also benefited from the delivery of vaccines and expectations of continued economic growth. However, economic trends overseas were mixed. The economy of the 19-nation euro area contracted in both the fourth quarter of 2020 and the first quarter of 2021. Similarly, the United Kingdom’s economy contracted during the first three months of 2021. By contrast, China’s economy posted solid growth in the fourth quarter of 2020 and grew at its fastest pace in three decades in the first quarter of 2021. The European Central Bank and the Bank of England both left benchmark interest rates at near-zero levels throughout the period.

Emerging markets trailed foreign developed and U.S. stocks

Emerging-markets equities delivered broad gains for the period. Positive results were recorded in all but one of the 27 countries tracked by the MSCI Emerging Markets Index. Stocks in China, which account for 37.5% of the index’s weighting, advanced but underperformed the overall benchmark result for the six months. Stocks in Taiwan and Korea, the next two largest components of the index, both surpassed this benchmark’s return by wide margins.

4	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Seven funds outpaced their benchmarks

All of the 14 TIAA-CREF funds generated strong positive returns, while seven exceeded the returns of their respective benchmarks. Performance ranged from a 55.3% advance by the Quant Small-Cap Equity Fund to a 22.5% return by the Emerging Markets Equity Fund. (All fund returns are for the Institutional Class.)

The superior performance of smaller stocks and value-oriented equities were generally reflected in fund returns. The Quant Small-Cap Equity Fund’s gain outpaced the return of its benchmark, as did the Quant Small/Mid-Cap Equity Fund, which advanced 51.6%.

The Mid-Cap Value Fund gained 42.2% to outpace its benchmark, while the Large-Cap Value Fund advanced 38.6% to also exceed the performance of its benchmark, the Russell 1000® Value Index.

The Social Choice Low Carbon Equity Fund gained 30.5%, and the Social Choice Equity Fund returned 30.3%, but both lagged their shared benchmark, the Russell 3000 Index.

The Mid-Cap Growth Fund advanced 30.0%, and the Large-Cap Growth Fund gained 27.3%. Both outperformed their respective benchmarks. The Growth & Income Fund climbed 29.6% to surpass its benchmark, the S&P 500® Index.

Looking to foreign stock funds, the Quant International Small-Cap Equity Fund returned 31.0% but trailed its benchmark. The International Equity Fund gained 28.6% and the Social Choice International Equity Fund returned 27.9%. However, both modestly underperformed their mutual benchmark, the MSCI EAFE Index.

The International Opportunities Fund and Emerging Markets Equity Fund both had solid gains of 22.9% and 22.5%, respectively, but both fell short of their benchmarks.

A detailed overview of the financial markets during the six-month period appears on page 6, and a discussion of how each fund performed in relation to its benchmark begins on page 10.

Maintaining a long-term perspective

It’s encouraging to see that the health threat posed by COVID-19 is lessening. Many businesses and restaurants are seeing a welcome influx of customers, and consumer confidence appears to be on the rise.

However, we believe that no matter what the economic outlook may be—whether prosperous or uncertain—maintaining a diversified portfolio as part of a long-term, well-thought-out financial plan is a wise course of action. As such, a professionally managed portfolio of multiple asset classes that includes equities can provide the means to help investors achieve the appropriate balance of risk and reward and reach their long-term financial goals. Of course, diversification does not guarantee against market losses.

If you have any questions or would like to discuss the current status of your portfolio, please contact your financial advisor or call a TIAA financial consultant at 800-842-2252. We always stand ready to help.

/s/ Brad Finkle

Brad Finkle

President of the TIAA-CREF Fund Complex

TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	5

Market monitor

U.S. stocks led global equities in broad market rally

For the six months ended April 30, 2021, U.S. stocks generated double-digit gains as the economy grew and the country slowly eased COVID-19 restrictions that were intended to limit the spread of the virus. The Russell 3000® Index, a broad measure of U.S. stock market performance, advanced 31.1%. International developed- and emerging-markets stocks both produced smaller but impressive gains.

Economy grew at a brisk pace

The U.S. economy extended its recovery through the six-month period, bouncing back from the earlier effects of the pandemic. Business activity gradually returned to more normal levels as vaccines were administered and COVID-19 data improved. Real gross domestic product (GDP), which measures the value of all goods and services produced in the nation, grew at an annualized rate of 4.3% during the fourth quarter of 2020. Strong consumer spending helped GDP expand further in the first quarter of 2021 at an annualized rate of 6.4%, according to the government’s “advance” estimate. Personal income increased $2.4 trillion during the first quarter, primarily reflecting direct payments and other government benefits related to pandemic relief programs. The unemployment rate edged down from 6.7% at the start of the period to 6.1% in April 2021, while consumer confidence climbed to its highest level since February 2020 by the end of the period.

Core inflation, which includes all items except food and energy, rose 3.0% over the twelve months ended April 2021. Furthermore, oil prices climbed steeply as demand increased during the six-month period. The price of West Texas Intermediate crude oil rose from less than $37 per barrel to more than $63 by the end of April. The U.S. dollar generally lost ground against other major currencies during the period.

Small-cap stocks and value shares performed best

Among U.S. stock market investment styles, small-cap shares outperformed large- and mid-cap stocks, while value equities outpaced growth shares in all size categories. Small-cap stocks gained 48.1%, mid-cap equities advanced 35.4% and large-cap shares returned 30.0%. Among small caps, value shares gained 59.2%, while growth stocks returned 37.8%. Mid-cap value equities advanced 41.4%, while mid-cap growth shares gained 24.8%. Within the large-cap category, value stocks returned 36.3% and growth stocks gained 24.3%. (Returns by investment style and capitalization size are based on the Russell indexes.)

International stocks also produced strong gains over the six-month period. The MSCI EAFE® Index, which tracks stock performance in 21 developed-markets countries outside North America, gained 28.8%. The MSCI Emerging Markets Index returned 23.0%.

U.S. equities rose as economy recovered

During the six-month period, U.S. stocks extended a rally that began in the spring of 2020. The economic recovery, along with strong fiscal action and accommodative monetary policy, drove stocks higher. The Federal Reserve left the federal funds target rate unchanged, maintaining the key short-term interest-rate measure at 0.00%---0.25%. Policymakers indicated they would take no action on rates until they saw specific signs of continued economic improvement. The federal government approved a $900 billion stimulus package in December 2020 and enacted an additional $1.9 trillion COVID-19 relief bill in March 2021.

Around the world, economic recoveries were mixed as some countries continued to struggle to contain the COVID-19 virus and administer vaccines on a large scale. The economy of the 19-nation euro area contracted year-over-year in both the fourth quarter of 2020 and the first quarter of 2021. China’s economy grew 6.5% year-over-year in the fourth quarter of 2020 and expanded 18.3% year-over-year during the first three months of 2021—its fastest pace in nearly three decades. The European Central Bank held its key benchmark interest rates at near-zero levels and continued a bond-buying program to support its economy. The Bank of England maintained its benchmark interest rate at 0.10%.

Small-cap value stocks led performance

In a period of stellar returns, U.S. small-cap stocks outpaced large caps, and value dominated growth

Source: U.S. large-cap growth: Russell 1000® Growth Index; U.S. large-cap value: Russell 1000 Value Index; U.S. mid-cap growth: Russell Midcap® Growth Index; U.S. mid-cap value: Russell Midcap Value Index; U.S. small-cap growth: Russell 2000® Growth Index; U.S. small-cap value: Russell 2000 Value Index; Foreign developed markets: MSCI EAFE® Index; Emerging markets: MSCI Emerging Markets Index. Six-month returns as of April 30, 2021.

6	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our websites at TIAA.org or nuveen.com; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of October 31 or April 30; Form N-PORT filings are as of January 31 or July 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.

TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	7

About the funds’ benchmarks

Broad market indexes

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

The MSCI All Country World ex USA Index measures the performance of large- and mid-cap stocks in 49 developed-and emerging-markets countries, excluding the United States.

The MSCI EAFE® Index measures the performance of the leading stocks in 21 developed-markets countries outside North America—in Europe, Australasia, and the Far East.

The MSCI Emerging Markets Index measures the performance of the leading stocks in 27 emerging-markets countries in Europe, Asia, Africa, Latin America and the Middle East.

Large-cap indexes

The S&P 500® Index is a market capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

Mid-cap indexes

The Russell Midcap® Growth Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Growth Index measures the performance of those stocks of the Russell Midcap Index with higher relative forecasted growth rates and price/book ratios.

The Russell Midcap Value Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Value Index measures the performance of those stocks of the Russell Midcap Index with lower relative forecasted growth rates and price/book ratios.

Small/mid-cap index

The Russell 2500® Index is a subset of the Russell 3000 Index and measures the smallest 2,500 companies, covering small- and mid-cap market capitalizations, in the Russell 3000 Index.

Small-cap indexes

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

The MSCI ACWI ex USA Small Cap Index measures the performance of small-cap stocks in 22 developed-markets countries, excluding the United States, and 27 emerging-markets countries.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’ latest prospectus.

Russell 1000, Russell 2000, Russell 3000 and Russell Midcap are trademarks and service marks of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of Standard & Poor’s Financial Services, LLC, a division of S&P Global.

8	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2020–April 30, 2021).

Actual expenses

The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	9

Growth & Income Fund

Expense example

Six months ended April 30, 2021

Growth & Income Fund	Beginning account value (11/1/20)	Ending account value (4/30/21)	Expenses paid during period* (11/1/20– 4/30/21)
Actual return
Institutional Class	$1,000.00	$1,295.73	$2.33
Advisor Class	1,000.00	1,295.61	2.90
Premier Class	1,000.00	1,294.74	3.19
Retirement Class	1,000.00	1,294.66	3.76
Retail Class	1,000.00	1,294.46	3.93
Class W	1,000.00	1,298.53	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,022.76	2.06
Advisor Class	1,000.00	1,022.27	2.56
Premier Class	1,000.00	1,022.02	2.81
Retirement Class	1,000.00	1,021.52	3.31
Retail Class	1,000.00	1,021.37	3.46
Class W	1,000.00	1,024.79	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2021. The Fund’s annualized six-month expense ratios for that period were 0.41% for the Institutional Class, 0.51% for the Advisor Class, 0.56% for the Premier Class, 0.66% for the Retirement Class, 0.69% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2021
Information technology	25.5
Consumer discretionary	14.6
Health care	13.0
Communication services	11.1
Industrials	11.0
Financials	10.3
Consumer staples	5.5
Materials	4.8
Energy	2.2
Real estate	1.0
Utilities	1.0
Total	100.0

Performance for the six months ended April 30, 2021

The Growth & Income Fund returned 29.57% for the Institutional Class, compared with the 28.85% return of its benchmark, the S&P 500® Index. For the one-year period ended April 30, 2021, the Fund returned 51.04% versus 45.98% for the index. The performance table shows returns for all share classes of the Fund.

U.S. stocks soared as economy recovered from the effects of COVID-19

The U.S. economy grew at a robust pace during the six-month period, extending its recovery after struggling through the impact of the COVID-19 pandemic. Retail and other business activities increased as restrictions imposed to limit the spread of the virus were slowly eased. Unemployment edged down over the period, finishing at 6.1% in April 2021. Core inflation, which includes all items except food and energy, rose 3.0% over the twelve months ended in April. Oil prices increased sharply during the period.

Stock markets delivered double-digit gains across all size and style categories for the period. Equities benefited from the recovering economy, aided by aggressive fiscal action and accommodative monetary policy. The Federal Reserve held the federal funds target rate steady at historically low levels throughout the period, maintaining the key short-term interest-rate measure at 0.00%–0.25%.

For the six-month period, the large-cap-oriented S&P 500 Index trailed the Russell 3000® Index, a broad measure of the U.S. stock market, which gained 31.08%. A portion of the Russell 3000 Index consists of small-cap equities, which outperformed large caps for the period.

Energy and financials led the benchmark’s broad advance

All eleven industry sectors in the S&P 500 Index generated positive results for the six months. Economically sensitive sectors tended to perform best, led by energy, which rose 75.9%. Next came financials, which gained 53.6%, followed by industrials and materials, which climbed 35.4% and 32.6%, respectively. Together, these four sectors represented more than one-quarter of the index’s total market capitalization on April 30, 2021. Information technology, the index’s largest sector, advanced 26.5%. The utilities and consumer staples sectors recorded the smallest gains of 8.7% and 13.1%, respectively.

For the six-month period, only one of the five largest stocks in the S&P 500 Index—Alphabet (the parent company of Google)—surpassed the overall return of the benchmark. The four stocks that underperformed posted double-digit gains. Among them, Microsoft performed best, followed by Facebook, Apple and Amazon.com.

Fund outperformed its benchmark

Several stock allocations helped the Fund’s relative return, led by an out-of-benchmark position in retailer Children’s Place, which experienced strong growth in online sales. The next-largest contributor was electric car maker Tesla, which joined the S&P 500 Index in December 2020. Other top contributors included overweight positions in travel company Expedia, which benefited from expectations of a rebound in travel, and Bank of America, which reported an earnings increase.

In contrast, the largest detractor was an underweight position in Exxon Mobil, which surged alongside the rally in oil prices. An out-of-benchmark position in Acadia Pharmaceuticals, which performed poorly, and an underweight in Wells Fargo also detracted.

10	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2021

Growth & Income Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	7/1/99	29.57%	51.04%	17.09%		13.88%		0.40%	0.40%
Advisor Class	12/4/15	29.56	50.94	17.01		13.84	†	0.49	0.49
Premier Class	9/30/09	29.47	50.86	16.92		13.71		0.55	0.55
Retirement Class	10/1/02	29.47	50.80	16.80		13.60		0.65	0.65
Retail Class	3/31/06	29.45	50.68	16.75		13.54		0.69	0.69
Class W	9/28/18	29.85	51.67	17.34	†	14.00	†	0.40	0.00
S&P 500® Index	—	28.85	45.98	17.42		14.17		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2021
More than $50 billion	66.6
More than $15 billion–$50 billion	22.3
More than $2 billion–$15 billion	10.7
$2 billion or less	0.4
Total	100.0

Fund profile

as of 4/30/2021
Net assets	$6.21 billion
Portfolio turnover rate*	38%
Number of holdings	190
Weighted median market capitalization	$149.58 billion
Price/earnings ratio (weighted 12-month trailing average)†	56.1
*	The portfolio turnover rate covers the six-month period from November 1, 2020–April 30, 2021, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	11

Large-Cap Growth Fund

Expense example

Six months ended April 30, 2021

Large-Cap Growth Fund	Beginning account value (11/1/20)	Ending account value (4/30/21)	Expenses paid during period* (11/1/20– 4/30/21)
Actual return
Institutional Class	$1,000.00	$1,272.52	$2.25
Advisor Class	1,000.00	1,271.94	2.70
Premier Class	1,000.00	1,271.26	3.10
Retirement Class	1,000.00	1,270.55	3.66
Retail Class	1,000.00	1,270.39	3.88
Class W	1,000.00	1,274.44	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,022.81	2.01
Advisor Class	1,000.00	1,022.41	2.41
Premier Class	1,000.00	1,022.07	2.76
Retirement Class	1,000.00	1,021.57	3.26
Retail Class	1,000.00	1,021.37	3.46
Class W	1,000.00	1,024.79	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2021. The Fund’s annualized six-month expense ratios for that period were 0.40% for the Institutional Class, 0.48% for the Advisor Class, 0.55% for the Premier Class, 0.65% for the Retirement Class, 0.69% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2021
Information technology	34.5
Consumer discretionary	21.0
Communication services	19.2
Health care	13.1
Industrials	5.6
Consumer staples	5.3
Financials	0.9
Materials	0.5
Short-term investments, other assets & liabilities, net	–0.1
Total	100.0

Performance for the six months ended April 30, 2021

The Large-Cap Growth Fund returned 27.25% for the Institutional Class, compared with the 24.31% return of its benchmark, the Russell 1000® Growth Index. For the one-year period ended April 30, 2021, the Fund returned 57.13% versus 51.41% for the index. The performance table shows returns for all share classes of the Fund.

U.S. stocks soared as economy recovered from the effects of COVID-19

The U.S. economy grew at a robust pace during the six-month period, extending its recovery after struggling through the impact of the COVID-19 pandemic. Retail and other business activities increased as restrictions imposed to limit the spread of the virus were slowly eased. Unemployment edged down over the period, finishing at 6.1% in April 2021. Core inflation, which includes all items except food and energy, rose 3.0% over the twelve months ended in April. Oil prices increased sharply during the period.

Stock markets delivered double-digit gains across all size and style categories for the period. Equities benefited from the recovering economy, aided by aggressive fiscal action and accommodative monetary policy. The Federal Reserve held the federal funds target rate steady at historically low levels throughout the period, maintaining the key short-term interest-rate measure at 0.00%–0.25%.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 31.08%. Smaller stocks outperformed large-cap equities, while value shares outpaced growth stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

All benchmark sectors posted double-digit gains

All eleven industry sectors in the Russell 1000 Growth Index advanced for the six months. Energy led the way, surging 60.9% amid the increase in oil prices. Information technology—the largest sector, representing more than 40.0% of the index’s total market capitalization on April 30, 2021—gained 24.6% and was the top contributor to the index’s return. The next-largest contributors were the consumer discretionary sector, which rose 26.3%, and the communication services sector, which returned 31.5%. Consumer staples and utilities, which tend to be more defensive, were the worst-performing sectors despite gaining 11.7% and 15.2%, respectively.

For the six-month period, two of the five largest stocks in the Russell 1000 Growth Index produced returns that exceeded the overall return of the index. They were Alphabet (the parent company of Google), which benefited from strong spending on digital advertising, and Microsoft. Facebook, Apple and Amazon.com registered double-digit returns but underperformed the index.

Fund outperformed its benchmark

For the period, the Fund outperformed its benchmark on the strength of several stock choices. The top contributors were an overweight position in technology conglomerate IAC, which reported strong growth in its online video platform business; an overweight in payment processing firm PayPal, which added a significant number of net new active accounts; and an overweight in semiconductor manufacturing equipment supplier Applied Materials, which benefited from a positive demand outlook.

The largest detractor was an overweight position in software company salesforce.com, which announced an acquisition that many investors viewed as being too costly. The next-largest detractors were an underweight in electric car maker Tesla and an overweight in retailer Costco.

12	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2021

Large-Cap Growth Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	3/31/06	27.25%	57.13%	23.58%		17.67%		0.41%	0.41%
Advisor Class	12/4/15	27.19	57.01	23.50		17.62	†	0.48	0.48
Premier Class	9/30/09	27.13	56.88	23.39		17.49		0.56	0.56
Retirement Class	3/31/06	27.06	56.74	23.25		17.36		0.66	0.66
Retail Class	3/31/06	27.04	56.65	23.20		17.27		0.70	0.70
Class W	9/28/18	27.44	57.73	23.83	†	17.79	†	0.41	0.00
Russell 1000® Growth Index	—	24.31	51.41	22.88		17.02		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2021
More than $50 billion	75.6
More than $15 billion–$50 billion	21.5
More than $2 billion–$15 billion	2.7
$2 billion or less	0.2
Total	100.0

Fund profile

as of 4/30/2021
Net assets	$6.94 billion
Portfolio turnover rate*	17%
Number of holdings	95
Weighted median market capitalization	$164.19 billion
Price/earnings ratio (weighted 12-month trailing average)†	63.5
*	The portfolio turnover rate covers the six-month period from November 1, 2020–April 30, 2021, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	13

Large-Cap Value Fund

Expense example

Six months ended April 30, 2021

Large-Cap Value Fund	Beginning account value (11/1/20)	Ending account value (4/30/21)	Expenses paid during period* (11/1/20– 4/30/21)
Actual return
Institutional Class	$1,000.00	$1,386.01	$2.37
Advisor Class	1,000.00	1,385.71	2.84
Premier Class	1,000.00	1,384.58	3.25
Retirement Class	1,000.00	1,384.61	3.84
Retail Class	1,000.00	1,383.97	4.20
Class W	1,000.00	1,389.01	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,022.81	2.01
Advisor Class	1,000.00	1,022.41	2.41
Premier Class	1,000.00	1,022.07	2.76
Retirement Class	1,000.00	1,021.57	3.26
Retail Class	1,000.00	1,021.27	3.56
Class W	1,000.00	1,024.79	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2021. The Fund’s annualized six-month expense ratios for that period were 0.40% for the Institutional Class, 0.48% for the Advisor Class, 0.55% for the Premier Class, 0.65% for the Retirement Class, 0.71% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2021
Financials	23.5
Industrials	17.1
Health care	14.1
Information technology	12.8
Communication services	9.8
Consumer discretionary	6.8
Materials	4.7
Energy	4.2
Consumer staples	3.0
Utilities	2.7
Real estate	0.9
Short-term investments, other assets & liabilities, net	0.4
Total	100.0

Performance for the six months ended April 30, 2021

The Large-Cap Value Fund returned 38.60% for the Institutional Class, compared with the 36.30% return of its benchmark, the Russell 1000® Value Index. For the one-year period ended April 30, 2021, the Fund returned 47.93% versus 45.92% for the index. The performance table shows returns for all share classes of the Fund.

U.S. stocks soared as economy recovered from the effects of COVID-19

The U.S. economy grew at a robust pace during the six-month period, extending its recovery after struggling through the impact of the COVID-19 pandemic. Retail and other business activities increased as restrictions imposed to limit the spread of the virus were slowly eased. Unemployment edged down over the period, finishing at 6.1% in April 2021. Core inflation, which includes all items except food and energy, rose 3.0% over the twelve months ended in April. Oil prices increased sharply during the period.

Stock markets delivered double-digit gains across all size and style categories for the period. Equities benefited from the recovering economy, aided by aggressive fiscal action and accommodative monetary policy. The Federal Reserve held the federal funds target rate steady at historically low levels throughout the period, maintaining the key short-term interest-rate measure at 0.00%–0.25%.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 31.08%. Smaller stocks outperformed large-cap equities, while value shares outpaced growth stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

All benchmark sectors advanced

All eleven industry sectors in the Russell 1000 Value Index posted gains for the six months. Energy produced the strongest return, climbing 76.3% amid the increase in oil prices. Financials, the largest sector, rose 56.6% and was the top contributor to the index’s return. The next-largest contributors were industrials (up 40.7%) and information technology (up 36.9%). Together, these four sectors accounted for nearly one-half of the index’s total market capitalization on April 30, 2021. Utilities and consumer staples, which tend to be more defensive, recorded the smallest gains, rising 9.4% and 15.2%, respectively.

For the six-month period, three of the five largest stocks in the Russell 1000 Value Index generated returns that surpassed the overall return of the index. JPMorgan Chase performed best, followed by Walt Disney and Alphabet (the parent company of Google). Berkshire Hathaway narrowly lagged the index. Johnson & Johnson underperformed the index by a significant margin but still delivered a strong gain.

Fund outperformed its benchmark

For the period, the Fund outperformed its benchmark due to favorable security selection. The top contributor was an out-of-benchmark position in semiconductor manufacturing equipment supplier Applied Materials, which benefited from a positive demand outlook. The next-largest contributors were overweight positions in Bank of America and Goldman Sachs.

These positive effects were tempered by certain unsuccessful stock selections. The largest detractor was an underweight position in Exxon Mobil, which surged alongside the rally in oil prices. The next-largest detractors were overweight positions in pharmaceutical manufacturer Merck and utility company American Electric Power.

14	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2021

Large-Cap Value Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	38.60%	47.93%	11.51%		9.97%		0.41%	0.41%
Advisor Class	12/4/15	38.57	47.82	11.47		9.93	†	0.49	0.49
Premier Class	9/30/09	38.46	47.71	11.34		9.80		0.56	0.56
Retirement Class	10/1/02	38.46	47.54	11.24		9.70		0.66	0.66
Retail Class	10/1/02	38.40	47.50	11.18		9.62		0.73	0.73
Class W	9/28/18	38.90	48.52	11.74	†	10.08	†	0.41	0.00
Russell 1000® Value Index	—	36.30	45.92	12.15		11.13		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2021
More than $50 billion	79.1
More than $15 billion–$50 billion	17.9
More than $2 billion–$15 billion	3.0
Total	100.0

Fund profile

as of 4/30/2021
Net assets	$5.79 billion
Portfolio turnover rate*	7%
Number of holdings	87
Weighted median market capitalization	$126.48 billion
Price/earnings ratio (weighted 12-month trailing average)†	26.4
*	The portfolio turnover rate covers the six-month period from November 1, 2020–April 30, 2021, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	15

Mid-Cap Growth Fund

Expense example

Six months ended April 30, 2021

Mid-Cap Growth Fund	Beginning account value (11/1/20)	Ending account value (4/30/21)	Expenses paid during period* (11/1/20– 4/30/21)
Actual return
Institutional Class	$1,000.00	$1,300.23	$2.62
Advisor Class	1,000.00	1,300.35	2.79
Premier Class	1,000.00	1,299.23	3.48
Retirement Class	1,000.00	1,298.56	4.05
Retail Class	1,000.00	1,298.40	4.27
5% annual hypothetical return
Institutional Class	1,000.00	1,022.51	2.31
Advisor Class	1,000.00	1,022.36	2.46
Premier Class	1,000.00	1,021.77	3.06
Retirement Class	1,000.00	1,021.27	3.56
Retail Class	1,000.00	1,021.08	3.76
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2021. The Fund’s annualized six-month expense ratios for that period were 0.46% for the Institutional Class, 0.49% for the Advisor Class, 0.61% for the Premier Class, 0.71% for the Retirement Class and 0.75% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2021
Information technology	34.0
Consumer discretionary	22.1
Health care	19.3
Industrials	8.4
Communication services	7.5
Financials	4.1
Consumer staples	2.5
Materials	0.8
Real estate	0.4
Short-term investments, other assets & liabilities, net	0.9
Total	100.0

Performance for the six months ended April 30, 2021

The Mid-Cap Growth Fund returned 30.02% for the Institutional Class, compared with the 24.84% return of its benchmark, the Russell Midcap® Growth Index. For the one-year period ended April 30, 2021, the Fund returned 67.61% versus 53.97% for the index. The performance table shows returns for all share classes of the Fund.

U.S. stocks soared as economy recovered from the effects of COVID-19

The U.S. economy grew at a robust pace during the six-month period, extending its recovery after struggling through the impact of the COVID-19 pandemic. Retail and other business activities increased as restrictions imposed to limit the spread of the virus were slowly eased. Unemployment edged down over the period, finishing at 6.1% in April 2021. Core inflation, which includes all items except food and energy, rose 3.0% over the twelve months ended in April. Oil prices increased sharply during the period.

Stock markets delivered double-digit gains across all size and style categories for the period. Equities benefited from the recovering economy, aided by aggressive fiscal action and accommodative monetary policy. The Federal Reserve held the federal funds target rate steady at historically low levels throughout the period, maintaining the key short-term interest-rate measure at 0.00%–0.25%. The federal government approved a $900 billion stimulus package in December 2020 and enacted an additional $1.9 trillion COVID-19 relief bill in March 2021.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 31.08%. Smaller stocks outperformed large-cap equities, while value shares outpaced growth stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

All benchmark sectors advanced

All eleven industry sectors in the Russell Midcap Growth Index posted gains. Energy rose 60.9% and was the strongest performer, but it made a relatively small contribution to the index’s return given its low weighting. The largest sectors—information technology and health care—were the top contributors, climbing 26.9% and 20.5%, respectively. Together, these two sectors accounted for nearly 60.0% of the index’s total market capitalization on April 30, 2021. Consumer staples, which increased 5.0%, generated the smallest gain.

For the six-month period, all of the five largest stocks in the Russell Midcap Growth Index posted returns that exceeded the overall return of the benchmark. The best performers were biotechnology company Moderna and semiconductor equipment maker KLA. Next came orthodontics supplier Align Technology, software provider Twilio and veterinary testing firm IDEXX Laboratories.

Fund outperformed its benchmark

The Fund outperformed its benchmark mainly because of numerous successful stock choices. The top contributors were an out-of-benchmark position in travel technology company Sabre, which surged on expectations of a recovery in the travel industry; an overweight position in technology conglomerate IAC, which reported strong growth in its online video platform business; and not owning software firm Splunk, which performed poorly as the pandemic slowed demand for its products.

Conversely, not owning Moderna detracted most, as its COVID-19 vaccine proved to be highly effective. The next-largest detractors were an underweight position in KLA and an out-of-benchmark position in Clarivate Analytics, a provider of information services.

16	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2021

Mid-Cap Growth Fund		Total return		Average annual total return			Annual operating expenses*
	Inception date	6 months	1 year	5 years	10 years		gross	net
Institutional Class	10/1/02	30.02%	67.61%	20.21%	13.34%		0.48%	0.48%
Advisor Class	12/4/15	30.04	67.65	20.17	13.32	†	0.56	0.56
Premier Class	9/30/09	29.92	67.42	20.04	13.18		0.63	0.63
Retirement Class	10/1/02	29.86	67.22	19.91	13.06		0.73	0.73
Retail Class	10/1/02	29.84	67.14	19.84	12.99		0.78	0.78
Russell Midcap® Growth Index	—	24.84	53.97	19.70	14.33		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2021
More than $50 billion	5.2
More than $15 billion–$50 billion	60.8
More than $2 billion–$15 billion	32.3
$2 billion or less	1.7
Total	100.0

Fund profile

as of 4/30/2021
Net assets	$1.84 billion
Portfolio turnover rate*	30%
Number of holdings	116
Weighted median market capitalization	$18.59 billion
Price/earnings ratio (weighted 12-month trailing average)†	41.5
*	The portfolio turnover rate covers the six-month period from November 1, 2020–April 30, 2021, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	17

Mid-Cap Value Fund

Expense example

Six months ended April 30, 2021

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Mid-Cap	value	value	(11/1/20–
Value Fund	(11/1/20)	(4/30/21)	4/30/21)
Actual return
Institutional Class	$1,000.00	$1,422.10	$2.64
Advisor Class	1,000.00	1,420.41	3.24
Premier Class	1,000.00	1,419.91	3.54
Retirement Class	1,000.00	1,419.44	4.14
Retail Class	1,000.00	1,419.58	4.50
5% annual hypothetical return
Institutional Class	1,000.00	1,022.61	2.21
Advisor Class	1,000.00	1,022.12	2.71
Premier Class	1,000.00	1,021.87	2.96
Retirement Class	1,000.00	1,021.37	3.46
Retail Class	1,000.00	1,021.08	3.76

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2021. The Fund’s annualized six-month expense ratios for that period were 0.44% for the Institutional Class, 0.54% for the Advisor Class, 0.59% for the Premier Class, 0.69% for the Retirement Class and 0.75% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition
Sector	% of net assets as of 4/30/2021
Industrials	20.0
Financials	18.9
Consumer discretionary	12.7
Information technology	9.8
Real estate	9.4
Health care	8.8
Materials	8.4
Utilities	7.7
Energy	1.4
Consumer staples	1.3
Communication services	0.6
Short-term investments, other assets & liabilities, net	1.0
Total	100.0

Performance for the six months ended April 30, 2021

The Mid-Cap Value Fund returned 42.21% for the Institutional Class, compared with the 41.41% return of its benchmark, the Russell Midcap® Value Index. For the one-year period ended April 30, 2021, the Fund returned 56.44% versus 60.70% for the index. The performance table shows returns for all share classes of the Fund.

U.S. stocks soared as economy recovered from the effects of COVID-19

The U.S. economy grew at a robust pace during the six-month period, extending its recovery after struggling through the impact of the COVID-19 pandemic. Retail and other business activities increased as restrictions imposed to limit the spread of the virus were slowly eased. Unemployment edged down over the period, finishing at 6.1% in April 2021. Core inflation, which includes all items except food and energy, rose 3.0% over the twelve months ended in April. Oil prices increased sharply during the period.

Stock markets delivered double-digit gains across all size and style categories for the period. Equities benefited from the recovering economy, aided by aggressive fiscal action and accommodative monetary policy. The Federal Reserve held the federal funds target rate steady at historically low levels throughout the period, maintaining the key short-term interest-rate measure at 0.00%–0.25%. The federal government approved a $900 billion stimulus package in December 2020 and enacted an additional $1.9 trillion COVID-19 relief bill in March 2021.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 31.08%. Smaller stocks outperformed large-cap equities, while value shares outpaced growth stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

All benchmark sectors advanced

All eleven industry sectors in the Russell Midcap Value Index registered double-digit gains. Energy and financials performed best, advancing 85.5% and 58.4%, respectively. The financials sector was also the top contributor to the index’s return. The next-largest contributors were industrials—the index’s biggest sector—and consumer discretionary, which climbed 40.3% and 46.5%, respectively. Together, these four sectors made up nearly one-half of the index’s total market capitalization on April 30, 2021. Gains were more modest in traditionally defensive sectors, including utilities, which returned 10.2%.

For the six-month period, four of the five largest stocks in the Russell Midcap Value Index produced returns that exceeded the overall return of the index. Mining company Freeport-McMoRan performed best, helped by rising copper prices. Next came computer and printer company HP, followed by Ford and industrial conglomerate Johnson Controls. Social media platform Twitter underperformed the index but still generated a strong gain.

Fund outperformed its benchmark

Several stock choices helped the Fund’s relative return, led by an overweight position in bank holding company Western Alliance, which experienced robust loan and deposit growth. The next-largest contributors were overweights in fashion company Capri, which benefited from accelerating e-commerce sales, and Ally Financial, which reported strong results in its auto financing unit.

The largest detractors were out-of-benchmark positions in utility company American Electric Power and health insurer Centene. An overweight position in electric utility Entergy was another major detractor, as the company was hurt by winter storms in Texas.

18	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2021
Mid-Cap Value Fund				Average annual			Annual operating
		Total return		total return			expenses*
	Inception
	date	6 months	1 year	5 years	10 years		gross	net
Institutional Class	10/1/02	42.21%	56.44%	9.46%	9.04%		0.46%	0.46%
Advisor Class	12/4/15	42.04	56.16	9.37	8.98	†	0.55	0.55
Premier Class	9/30/09	41.99	56.11	9.30	8.88		0.61	0.61
Retirement Class	10/1/02	41.94	56.04	9.19	8.77		0.71	0.71
Retail Class	10/1/02	41.96	55.91	9.13	8.71		0.78	0.78
Russell Midcap® Value Index	—	41.41	60.70	12.18	11.31		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
Holdings by company size
Market capitalization	% of equity investments as of 4/30/2021
More than $50 billion	6.6
More than $15 billion–$50 billion	44.7
More than $2 billion–$15 billion	47.5
$2 billion or less	1.2
Total	100.0

Fund profile
as of 4/30/2021
Net assets	$2.33 billion
Portfolio turnover rate*	55%
Number of holdings	90
Weighted median market capitalization	$15.20 billion
Price/earnings ratio (weighted 12-month trailing average)†	30.8
*	The portfolio turnover rate covers the six-month period from November 1, 2020–April 30, 2021, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	19

Quant Small-Cap Equity Fund

Expense example

Six months ended April 30, 2021
			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Quant Small-Cap	value	value	(11/1/20–
Equity Fund	(11/1/20)	(4/30/21)	4/30/21)
Actual return
Institutional Class	$1,000.00	$1,553.12	$2.60
Advisor Class	1,000.00	1,553.09	2.98
Premier Class	1,000.00	1,552.17	3.54
Retirement Class	1,000.00	1,550.79	4.17
Retail Class	1,000.00	1,550.91	4.17
Class W	1,000.00	1,556.65	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,022.76	2.06
Advisor Class	1,000.00	1,022.46	2.36
Premier Class	1,000.00	1,022.02	2.81
Retirement Class	1,000.00	1,021.52	3.31
Retail Class	1,000.00	1,021.52	3.31
Class W	1,000.00	1,024.79	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2021. The Fund’s annualized six-month expense ratios for that period were 0.41% for the Institutional Class, 0.47% for the Advisor Class, 0.56% for the Premier Class, 0.66% for the Retirement Class, 0.66% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition
Sector	% of net assets as of 4/30/2021
Health care	18.4
Industrials	17.1
Consumer discretionary	15.4
Financials	14.7
Information technology	11.1
Real estate	6.5
Materials	5.3
Consumer staples	3.8
Energy	3.1
Communication services	2.7
Utilities	1.7
Short-term investments, other assets & liabilities, net	0.2
Total	100.0

Performance for the six months ended April 30, 2021

The Quant Small-Cap Equity Fund returned 55.31% for the Institutional Class, compared with the 48.06% return of its benchmark, the Russell 2000® Index. For the one-year period ended April 30, 2021, the Fund returned 79.78% versus 74.91% for the index. The performance table shows returns for all share classes of the Fund.

U.S. stocks soared as economy recovered from the effects of COVID-19

The U.S. economy grew at a robust pace during the six-month period, extending its recovery after struggling through the impact of the COVID-19 pandemic. Retail and other business activities increased as restrictions imposed to limit the spread of the virus were slowly eased. Unemployment edged down over the period, finishing at 6.1% in April 2021. Core inflation, which includes all items except food and energy, rose 3.0% over the twelve months ended in April. Oil prices increased sharply during the period.

Stock markets delivered double-digit gains across all size and style categories for the period. Equities benefited from the recovering economy, aided by aggressive fiscal action and accommodative monetary policy. The Federal Reserve held the federal funds target rate steady at historically low levels throughout the period, maintaining the key short-term interest-rate measure at 0.00%–0.25%.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 31.08%. Smaller stocks outperformed large-cap equities, while value shares outpaced growth stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

All benchmark sectors posted substantial gains

All eleven industry sectors in the Russell 2000 Index posted strong returns for the six months. Energy was the best-performing sector, rising 103.2% amid the strong increase in oil prices. The top contributors to the index’s return were the industrials and consumer discretionary sectors, which advanced 54.1% and 68.0%, respectively. Health care, the index’s largest component, gained 30.1%. Together, these four sectors made up more than one-half of the index’s total market capitalization on April 30, 2021. Utilities, which rose 20.8%, was the worst-performing sector.

For the six-month period, all of the five largest stocks in the Russell 2000 Index produced gains that surpassed the overall return of the benchmark. Biotechnology firm Novavax performed best, lifted by favorable test results for its COVID-19 vaccine candidate. Next in line were casino and hotel operator Caesars Entertainment and hydrogen fuel-cell developer Plug Power. Penn National Gaming and food products company Darling Ingredients posted smaller gains but surpassed the index’s return.

Fund outperformed its benchmark

For the six-month period, the top contributors to the Fund’s relative performance were overweight positions in biopharmaceutical firm Cassava Sciences, which showed progress in the development of its lead drug candidate, and mobile applications provider Digital Turbine, which reported strong revenue growth. An overweight in freelance marketplace firm Upwork was the third-largest contributor.

Alternatively, not owning retailer GameStop detracted most as social media-driven buying led to a dramatic rally in its price. The next-largest detractors were overweight positions in retailer BJ’s Wholesale Club and human resources company TriNet.

20	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2021

Quant Small-Cap Equity Fund				Average annual				Annual operating
		Total return		total return				expenses*
	Inception
	date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	55.31%	79.78%	15.76%		11.57%		0.43%	0.43%
Advisor Class	12/4/15	55.31	79.65	15.69		11.53	†	0.51	0.51
Premier Class	9/30/09	55.22	79.45	15.59		11.40		0.58	0.58
Retirement Class	10/1/02	55.08	79.25	15.47		11.29		0.68	0.68
Retail Class	10/1/02	55.09	79.20	15.43		11.22		0.74	0.74
Class W	9/28/18	55.67	80.42	16.00	†	11.69	†	0.42	0.00
Russell 2000® Index	—	48.06	74.91	16.48		11.63		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
Holdings by company size
Market capitalization	% of equity investments as of 4/30/2021
More than $15 billion–$50 billion	1.1
More than $2 billion–$15 billion	67.8
$2 billion or less	31.1
Total	100.0

Fund profile
as of 4/30/2021
Net assets	$3.08 billion
Portfolio turnover rate*	28%
Number of holdings	448
Weighted median market capitalization	$2.90 billion
Price/earnings ratio (weighted 12-month trailing average)†	18.4

*	The portfolio turnover rate covers the six-month period from November 1, 2020–April 30, 2021, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	21

Quant Small/Mid-Cap Equity Fund

Expense example

Six months ended April 30, 2021
			Expenses
			paid
	Beginning	Ending	during
Quant	account	account	period*
Small/Mid-Cap	value	value	(11/1/20–
Equity Fund	(11/1/20)	(4/30/21)	4/30/21)
Actual return
Institutional Class	$1,000.00	$1,516.20	$2.93
Advisor Class	1,000.00	1,515.38	3.68
Premier Class	1,000.00	1,514.73	4.12
Retirement Class	1,000.00	1,513.43	4.49
Retail Class	1,000.00	1,512.05	5.61
Class W	1,000.00	1,519.26	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,022.46	2.36
Advisor Class	1,000.00	1,021.87	2.96
Premier Class	1,000.00	1,021.52	3.31
Retirement Class	1,000.00	1,021.22	3.61
Retail Class	1,000.00	1,020.33	4.51
Class W	1,000.00	1,024.79	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2021. The Fund’s annualized six-month expense ratios for that period were 0.47% for the Institutional Class, 0.59% for the Advisor Class, 0.66% for the Premier Class, 0.72% for the Retirement Class, 0.90% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2021
Industrials	17.8
Financials	16.2
Information technology	15.3
Consumer discretionary	14.1
Health care	13.8
Real estate	7.4
Materials	5.3
Consumer staples	4.0
Energy	2.5
Communication services	2.3
Utilities	1.2
Short-term investments, other assets & liabilities, net	0.1
Total	100.0

Performance for the six months ended April 30, 2021

The Quant Small/Mid-Cap Equity Fund returned 51.62% for the Institutional Class, compared with the 44.37% return of its benchmark, the Russell 2500® Index. For the one-year period ended April 30, 2021, the Fund returned 78.85% versus 71.95% for the index. The performance table shows returns for all share classes of the Fund.

U.S. stocks soared as economy recovered from the effects of COVID-19

The U.S. economy grew at a robust pace during the six-month period, extending its recovery after struggling through the impact of the COVID-19 pandemic. Retail and other business activities increased as restrictions imposed to limit the spread of the virus were slowly eased. Unemployment edged down over the period, finishing at 6.1% in April 2021. Core inflation, which includes all items except food and energy, rose 3.0% over the twelve months ended in April. Oil prices increased sharply during the period.

Stock markets delivered double-digit gains across all size and style categories for the period. Equities benefited from the recovering economy, aided by aggressive fiscal action and accommodative monetary policy. The Federal Reserve held the federal funds target rate steady at historically low levels throughout the period, maintaining the key short-term interest-rate measure at 0.00%–0.25%. The federal government approved a $900 billion stimulus package in December 2020 and enacted an additional $1.9 trillion COVID-19 relief bill in March 2021.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 31.08%. Smaller stocks outperformed large-cap equities, while value shares outpaced growth stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

All benchmark sectors generated significant gains

All eleven industry sectors in the Russell 2500 Index registered strong returns for the six months, led by energy, which soared 111.3%. Industrials, which rose 49.3%, made the largest contribution to the index’s return, followed by financials and consumer discretionary, which gained 52.8% and 59.0%, respectively. Together, these four sectors represented nearly one-half of the benchmark’s total market capitalization on April 30, 2021. Utilities, which advanced 19.1%, was the worst-performing sector and made the smallest contribution to the index’s return.

For the six-month period, four of the five largest stocks in the Russell 2500 posted gains that surpassed the overall return of the benchmark. They were software provider HubSpot, health care firm Novocure, e-commerce retailer Etsy and online real estate company Zillow. Testing equipment maker Teradyne trailed the benchmark by a narrow margin.

Fund outperformed its benchmark

The Fund outperformed its benchmark primarily on the strength of successful stock selections. Chief among them was an overweight position in retailer GameStop, which rose dramatically due to social media-driven buying. The next-largest contributors were overweight positions in online advertising company Magnite and electrical infrastructure provider Atkore, both of which also posted outsized gains.

The largest detractor was an overweight position in Acadia Pharmaceuticals, which experienced a setback in the approval for expanded use of a key drug. Overweight positions in fitness equipment maker Nautilus and biopharmaceutical company Amicus Therapeutics also detracted.

22	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2021

Quant Small/Mid-Cap Equity				Average annual		Annual operating
Fund		Total return		total return		expenses*
	Inception			since
	date	6 months	1 year	inception		gross	net
Institutional Class	8/5/16	51.62%	78.85%	17.95%		0.50%	0.50%
Advisor Class	8/5/16	51.54	78.69	17.92		0.58	0.58
Premier Class	8/5/16	51.47	78.51	17.77		0.68	0.68
Retirement Class	8/5/16	51.34	78.48	17.64		0.75	0.75
Retail Class	8/5/16	51.21	78.18	17.49		0.89	0.89
Class W	9/28/18	51.93	79.81	18.27	†	0.50	0.00
Russell 2500® Index	—	44.37	71.95	15.66	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for Class W that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of Class W. If these actual expenses had been reflected, the performance of Class W shown for these periods would have been different because Class W has different expenses than the Institutional Class.
‡	Performance is calculated from the inception date of the Institutional Class.
Holdings by company size
Market capitalization	% of equity investments as of 4/30/2021
More than $50 billion	1.6
More than $15 billion–$50 billion	9.8
More than $2 billion–$15 billion	70.2
$2 billion or less	18.4
Total	100.0

Fund profile
as of 4/30/2021
Net assets	$1.19 billion
Portfolio turnover rate*	47%
Number of holdings	400
Weighted median market capitalization	$5.78 billion
Price/earnings ratio (weighted 12-month trailing average)†	47.1

*	The portfolio turnover rate covers the six-month period from November 1, 2020–April 30, 2021, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	23

Social Choice Equity Fund

Expense example

Six months ended April 30, 2021
			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Social Choice	value	value	(11/1/20–
Equity Fund	(11/1/20)	(4/30/21)	4/30/21)
Actual return
Institutional Class	$1,000.00	$1,303.02	$0.91
Advisor Class	1,000.00	1,303.07	1.43
Premier Class	1,000.00	1,302.09	1.83
Retirement Class	1,000.00	1,301.18	2.34
Retail Class	1,000.00	1,301.93	2.51
5% annual hypothetical return
Institutional Class	1,000.00	1,024.00	0.80
Advisor Class	1,000.00	1,023.55	1.25
Premier Class	1,000.00	1,023.21	1.61
Retirement Class	1,000.00	1,022.76	2.06
Retail Class	1,000.00	1,022.61	2.21

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2021. The Fund’s annualized six-month expense ratios for that period were 0.16% for the Institutional Class, 0.25% for the Advisor Class, 0.32% for the Premier Class, 0.41% for the Retirement Class and 0.44% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition
% of net assets
Sector	as of 4/30/2021
Information technology	25.6
Health care	13.5
Financials	12.4
Consumer discretionary	11.1
Industrials	10.2
Communication services	9.7
Consumer staples	5.6
Real estate	3.3
Materials	3.2
Energy	2.7
Utilities	2.4
Short-term investments, other assets & liabilities, net	0.3
Total	100.0

Performance for the six months ended April 30, 2021

The Social Choice Equity Fund returned 30.30% for the Institutional Class, compared with the 31.08% return of its benchmark, the Russell 3000® Index. For the one-year period ended April 30, 2021, the Fund returned 49.18% versus 50.92% for the index. The performance table shows returns for all share classes of the Fund. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

Fund’s relative performance was hindered by omitting some stocks

Because of its ESG criteria, the Fund did not invest in a number of stocks included in the Russell 3000 Index. Excluding these companies produced mixed results for the six-month period, but the net effect was that the Fund underperformed its benchmark.

Excluding JPMorgan Chase, Bank of America and Exxon Mobil detracted most from the Fund’s performance relative to its benchmark. JPMorgan Chase saw its net income rise, aided by an improving economy, and low long-term interest rates supported strength in the firm’s mortgage loan originations. Bank of America was helped by progress toward ending the pandemic and optimism regarding economic improvement. Exxon Mobil benefited as crude oil prices rebounded from multiyear lows in 2020.

Fund benefited from excluding other benchmark stocks

Not holding Amazon.com, Facebook or Walmart had the most positive effect on relative performance among stocks in which the Fund did not invest. Amazon rose during the period, but it trailed the benchmark’s return. Facebook’s stock rose, but it underperformed the broader market due to ongoing privacy regulation issues. Walmart’s earnings disappointed investors, as did the company’s expectation that sales would moderate over the coming year.

Fund trailed its benchmark

To compensate for the exclusion of some stocks within the Russell 3000 Index, the Fund’s managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its index and to manage risk.

Of stocks the Fund held, an overweight position in Quidel, an underweight in PayPal and an overweight in Procter & Gamble hindered relative performance the most. Quidel, a provider of rapid diagnostic testing solutions, announced that revenues were below previous expectations due to the difficulty in predicting demand for COVID-19 tests as well as a flu season that failed to materialize. PayPal’s stock outperformed as net new active accounts, total payment volume and net revenue increased. Procter & Gamble’s stock declined over the six-month period, despite reporting solid results in a challenging operating environment.

By contrast, the Fund’s performance was helped most by overweight positions in Tesla, Applied Materials and Expedia Group. Electric car maker Tesla reported that its Model 3 was the best-selling premium sedan in the world and that revenue growth remained strong compared to the prior year. Semiconductor manufacturing equipment supplier Applied Materials saw record quarterly revenues as demand for silicon chips remained robust. Amid vaccine rollouts, internet-based travel company Expedia gained on consumer optimism for a more normal travel environment in 2021.

24	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2021
Social Choice Equity Fund				Average annual			Annual operating
		Total return		total return			expenses*
	Inception
	date	6 months	1 year	5 years	10 years		gross	net
Institutional Class	7/1/99	30.30%	49.18%	17.46%	13.42%		0.18%	0.18%
Advisor Class	12/4/15	30.31	49.05	17.41	13.39	†	0.26	0.26
Premier Class	9/30/09	30.21	48.93	17.28	13.25		0.34	0.34
Retirement Class	10/1/02	30.12	48.79	17.15	13.13		0.43	0.43
Retail Class	3/31/06	30.19	48.79	17.14	13.11		0.46	0.46
Russell 3000® Index	—	31.08	50.92	17.67	14.03		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
Holdings by company size
Market capitalization	% of equity investments as of 4/30/2021
More than $50 billion	60.8
More than $15 billion–$50 billion	26.7
More than $2 billion–$15 billion	10.8
$2 billion or less	1.7
Total	100.0

Fund profile
as of 4/30/2021
Net assets	$7.01 billion
Portfolio turnover rate*	16%
Number of holdings	634
Weighted median market capitalization	$79.27 billion
Price/earnings ratio (weighted 12-month trailing average)†	43.5

*	The portfolio turnover rate covers the six-month period from November 1, 2020–April 30, 2021, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	25

Social Choice Low Carbon Equity Fund

Expense example

Six months ended April 30, 2021
Social Choice Low Carbon Equity Fund	Beginning account value (11/1/20)	Ending account value (4/30/21)	Expenses paid during period* (11/1/20– 4/30/21)
Actual return
Institutional Class	$1,000.00	$1,305.30	$ 1.77
Advisor Class	1,000.00	1,305.39	2.29
Premier Class	1,000.00	1,304.33	2.69
Retirement Class	1,000.00	1,303.22	3.20
Retail Class	1,000.00	1,303.68	3.60
5% annual hypothetical return
Institutional Class	1,000.00	1,023.26	1.56
Advisor Class	1,000.00	1,022.81	2.01
Premier Class	1,000.00	1,022.46	2.36
Retirement Class	1,000.00	1,022.02	2.81
Retail Class	1,000.00	1,021.67	3.16
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2021. The Fund’s annualized six-month expense ratios for that period were 0.31% for the Institutional Class, 0.40% for the Advisor Class, 0.47% for the Premier Class, 0.56% for the Retirement Class and 0.63% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition
% of net assets
Sector	as of 4/30/2021
Information technology	24.9
Health care	13.2
Financials	12.7
Consumer discretionary	11.2
Industrials	10.3
Communication services	9.8
Consumer staples	5.7
Real estate	3.6
Materials	3.1
Energy	2.0
Utilities	1.8
Short-term investments, other assets & liabilities, net	1.7
Total	100.0

Performance for the six months ended April 30, 2021

The Social Choice Low Carbon Equity Fund returned 30.53% for the Institutional Class, compared with the 31.08% return of its benchmark, the Russell 3000® Index. For the one-year period ended April 30, 2021, the Fund returned 51.06% versus 50.92% for the index. The performance table shows returns for all share classes of the Fund. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

Avoiding some stocks hindered the Fund’s relative performance

Because of its ESG criteria, the Fund did not invest in a number of stocks included in the Russell 3000 Index. Excluding these companies produced mixed results for the six-month period, but the net effect was that the Fund underperformed its benchmark.

Among stocks the Fund left out, JPMorgan Chase, Bank of America and Exxon Mobil detracted most from performance relative to the benchmark. JPMorgan Chase saw net income rise, aided by an improving economy, and low long-term interest rates supported strength in the firm’s mortgage loan originations. Bank of America was helped by progress toward ending the pandemic and optimism regarding economic improvement. Exxon Mobil benefited as crude oil prices recovered from multiyear lows in 2020.

Omitting other stocks helped the Fund’s relative performance

Not holding Amazon.com, Facebook or Walmart contributed most to relative performance among stocks the Fund avoided. Amazon rose during the period, but it trailed the benchmark’s return. Facebook’s stock rose but underperformed the broader market due to ongoing privacy issues. Walmart’s earnings disappointed investors, as did the company’s expectation that sales would moderate over the coming year.

Fund trailed its benchmark

To compensate for the exclusion of some stocks within the Russell 3000 Index, the Fund’s managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of the index and to manage risk.

Among the Fund’s holdings, an underweight position in PayPal and overweights in Quidel and Roku detracted most from the Fund’s relative performance. PayPal’s stock outperformed as net new active accounts, total payment volume and net revenue increased. Quidel, a provider of rapid diagnostic testing solutions, announced that revenues were below previous expectations due to the difficulty of predicting demand for COVID-19 tests and a flu season that failed to materialize. The Fund’s position in Roku, a provider of consumer electronics products—including wireless devices that stream audio and video content—declined during the reporting period.

In contrast, overweight investments in GameStop, Applied Materials and Tesla contributed most to relative performance among stocks the Fund held. Retailer GameStop’s stock soared due to a social media-driven rally. Semiconductor manufacturing equipment provider Applied Materials saw record quarterly revenues as demand for silicon chips remained robust. Electric car maker Tesla reported that its Model 3 was the best-selling premium sedan in the world and that revenue growth was strong compared to the prior year.

26	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2021
Social Choice Low Carbon Equity Fund		Total return		Average annual total return			Annual operating expenses*
	Inception date	6 months	1 year	5 years	since inception		gross	net
Institutional Class	8/7/15	30.53%	51.06%	17.81%	15.48%		0.35%	0.32%
Advisor Class	12/4/15	30.54	50.87	17.72	15.40	†	0.45	0.42
Premier Class	8/7/15	30.43	50.80	17.64	15.33		0.50	0.47
Retirement Class	8/7/15	30.32	50.58	17.51	15.19		0.60	0.57
Retail Class	8/7/15	30.37	50.52	17.47	15.12		0.66	0.63
Russell 3000® Index	—	31.08	50.92	17.67	15.21	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
‡	Performance is calculated from the inception date of the Institutional Class.
Holdings by company size
% of equity investments
Market capitalization	as of 4/30/2021
More than $50 billion	63.0
More than $15 billion–$50 billion	26.5
More than $2 billion–$15 billion	8.8
$2 billion or less	1.7
Total	100.0

Fund profile
as of 4/30/2021
Net assets	$763.44 million
Portfolio turnover rate*	14%
Number of holdings	494
Weighted median market capitalization	$82.24 billion
Price/earnings ratio (weighted 12-month trailing average)†	38.3

*	The portfolio turnover rate covers the six-month period from November 1, 2020–April 30, 2021, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	27

Emerging Markets Equity Fund

Expense example

Six months ended April 30, 2021
Emerging Markets Equity Fund	Beginning account value (11/1/20)	Ending account value (4/30/21)	Expenses paid during period* (11/1/20– 4/30/21)
Actual return
Institutional Class	$1,000.00	$1,224.63	$4.85
Advisor Class	1,000.00	1,222.72	5.35
Premier Class	1,000.00	1,223.41	5.40
Retirement Class	1,000.00	1,223.63	5.40
Retail Class	1,000.00	1,221.96	7.27
Class W	1,000.00	1,229.52	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,020.43	4.41
Advisor Class	1,000.00	1,019.98	4.86
Premier Class	1,000.00	1,019.93	4.91
Retirement Class	1,000.00	1,019.93	4.91
Retail Class	1,000.00	1,018.25	6.61
Class W	1,000.00	1,024.79	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2021. The Fund’s annualized six-month expense ratios for that period were 0.88% for the Institutional Class, 0.97% for the Advisor Class, 0.98% for the Premier Class, 0.98% for the Retirement Class, 1.32% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition
% of net assets
Sector	as of 4/30/2021
Consumer discretionary	35.0
Information technology	16.6
Communication services	15.5
Financials	13.1
Consumer staples	9.0
Energy	5.8
Materials	3.5
Real estate	1.0
Short-term investments, other assets & liabilities, net	0.5
Total	100.0

Performance for the six months ended April 30, 2021

The Emerging Markets Equity Fund returned 22.46% for the Institutional Class, compared with the 22.95% return of its benchmark, the MSCI Emerging Markets Index. For the one-year period ended April 30, 2021, the Fund returned 55.66% versus 48.71% for the index. The performance table shows returns for all share classes of the Fund.

Foreign stocks advanced as economic results varied

International stocks in both developed- and emerging-markets countries recorded solid gains as investors anticipated a return to more normal business activity and the easing of pandemic-related restrictions. But global economies performed unevenly as the effectiveness of COVID-19 recovery efforts varied widely. The economy in the 19-nation euro area contracted during the period, while China’s economy grew at its fastest pace in nearly three decades.

Global central banks maintained highly accommodative monetary policies. The Federal Reserve left the federal funds target rate unchanged at 0.00%–0.25%, while the European Central Bank held its benchmark interest rates at near-zero levels and maintained its aggressive bond-buying program.

The MSCI EAFE® Index, which measures stock performance in 21 developed-markets nations outside North America, gained 28.84%, outperforming the MSCI Emerging Markets Index. Both benchmarks underperformed the 31.08% return of the Russell 3000® Index, a broad measure of the U.S. stock market.

Most countries in the benchmark advanced

Of the 27 country components in the MSCI Emerging Markets Index, 26 posted gains in U.S.-dollar terms for the six months. Czech Republic and Greece—two of the smallest index components—rose 52.0% and 47.1%, respectively. Taiwan, the second-largest component, advanced 45.2%. Korea, the third-largest component, gained 43.8%. Together, these four countries accounted for nearly 30.0% of the index’s total market capitalization on April 30, 2021. Egypt was the only decliner, returning –2.1%.

Fund advanced strongly but trailed its benchmark

For the six-month period, the Fund posted double-digit gains but underperformed its benchmark. The largest detractors were overweight positions in China-based companies Alibaba Group Holding, an internet retail giant that has come under antitrust scrutiny, and HUYA, a video game developer. India-based energy firm Reliance Industries also detracted.

By contrast, the three largest contributors were overweight positions in Brazilian retail giant Companhia Brasileira de Distribuicao, which had strong first-quarter revenues and earnings, followed by Mexican media company Grupo Televisa, SAB and South Korean beauty and cosmetics firm Amorepacific Corp.

The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

28	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2021
Emerging Markets Equity Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	8/31/10	22.46%	55.66%	14.35%		3.84%		0.88%	0.88%
Advisor Class	12/4/15	22.27	55.57	14.31		3.81	†	0.96	0.96
Premier Class	8/31/10	22.34	55.47	14.22		3.70		1.03	1.03
Retirement Class	8/31/10	22.36	55.38	14.16		3.61		1.13	1.13
Retail Class	8/31/10	22.20	54.98	13.93		3.44		1.27	1.27
Class W	9/28/18	22.95	57.05	14.88	†	4.08	†	0.88	0.00
MSCI Emerging Markets Index	—	22.95	48.71	12.50		3.59		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
Holdings by country
% of portfolio investments
as of 4/30/2021
China	32.6
Brazil	13.8
Taiwan	8.4
India	8.3
Korea, Republic of	8.0
Mexico	5.9
South Africa	4.7
Macau	3.4
Hong Kong	2.4
Tanzania, United Republic of	2.1
7 other nations	8.1
Short-term investments	2.3
Total	100.0

Holdings by company size
% of equity investments
Market capitalization	as of 4/30/2021
More than $50 billion	47.1
More than $15 billion–$50 billion	16.0
More than $2 billion–$15 billion	27.6
$2 billion or less	9.3
Total	100.0

Fund profile
as of 4/30/2021
Net assets	$1.61 billion
Portfolio turnover rate*	45%
Number of holdings	59
Weighted median market capitalization	$42.73 billion
Price/earnings ratio (weighted 12-month trailing average)†	62.4

*	The portfolio turnover rate covers the six-month period from November 1, 2020–April 30, 2021, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	29

International Equity Fund

Expense example

Six months ended April 30, 2021
International Equity Fund	Beginning account value (11/1/20)	Ending account value (4/30/21)	Expenses paid during period* (11/1/20– 4/30/21)
Actual return
Institutional Class	$1,000.00	$1,286.33	$2.61
Advisor Class	1,000.00	1,285.25	3.17
Premier Class	1,000.00	1,284.42	3.46
Retirement Class	1,000.00	1,285.08	4.02
Retail Class	1,000.00	1,283.79	4.53
Class W	1,000.00	1,288.43	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,022.51	2.31
Advisor Class	1,000.00	1,022.02	2.81
Premier Class	1,000.00	1,021.77	3.06
Retirement Class	1,000.00	1,021.27	3.56
Retail Class	1,000.00	1,020.83	4.01
Class W	1,000.00	1,024.79	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2021. The Fund’s annualized six-month expense ratios for that period were 0.46% for the Institutional Class, 0.56% for the Advisor Class, 0.61% for the Premier Class, 0.71% for the Retirement Class, 0.80% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition
% of net assets
Sector	as of 4/30/2021
Financials	19.1
Industrials	18.5
Consumer discretionary	15.4
Information technology	10.6
Materials	10.6
Health care	8.3
Consumer staples	6.6
Communication services	3.3
Energy	3.3
Utilities	2.7
Short-term investments, other assets & liabilities, net	1.6
Total	100.0

Performance for the six months ended April 30, 2021

The International Equity Fund returned 28.63% for the Institutional Class, compared with the 28.84% return of its benchmark, the MSCI EAFE® Index. For the one-year period ended April 30, 2021, the Fund returned 50.90% versus 39.88% for the index. The performance table shows returns for all share classes of the Fund.

Foreign stocks advanced as economic results varied

International stocks in both developed- and emerging-markets countries recorded solid gains as investors anticipated a return to more normal business activity and the easing of pandemic-related restrictions. But global economies performed unevenly as the effectiveness of COVID-19 recovery efforts varied widely. The economy in the 19-nation euro area contracted during the period, while China’s economy grew at its fastest pace in nearly three decades.

Global central banks maintained highly accommodative monetary policies. The Federal Reserve left the federal funds target rate unchanged at 0.00%–0.25%. The European Central Bank held its benchmark interest rates steady at near-zero levels and maintained an aggressive bond-buying program to support European economies. The Bank of England kept its benchmark interest rate at 0.10%

The MSCI EAFE Index, which measures stock performance in 21 developed-markets nations outside North America, outperformed the 22.95% return of the MSCI Emerging Markets Index for the period. Both benchmarks underperformed the 31.08% return of the Russell 3000® Index, a broad measure of the U.S. stock market.

All countries in the benchmark advanced

All of the 21 countries in the MSCI EAFE Index advanced in U.S.-dollar terms for the six-month period. The largest index components were Japan (23.8%), the United Kingdom (14.5%) and France (11.5%), gaining 17.2%, 36.5% and 40.1%, respectively. These three nations collectively represented nearly one-half of the benchmark’s total market capitalization on April 30, 2021.

Fund trailed its benchmark

The largest detractor from the Fund’s performance versus the benchmark was an overweight position in Japanese game maker Nintendo, which, despite strong sales, did not escape the volatility in technology share prices during the period. An underweight in energy giant Royal Dutch Shell and an overweight in Japanese pharmaceutical firm Daiichi Sankyo were the next-largest detractors.

In contrast, overweight positions in Dutch financial firm ING, European multinational Airbus and French financial company BNP Paribas contributed to the Fund’s relative performance. ING saw profits rebound on increased fee income and lower risk costs.

The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

30	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2021
International Equity Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	7/1/99	28.63%	50.90%	8.65%		4.84%		0.48%	0.48%
Advisor Class	12/4/15	28.52	50.69	8.54		4.79	†	0.57	0.57
Premier Class	9/30/09	28.44	50.56	8.48		4.69		0.63	0.63
Retirement Class	10/1/02	28.51	50.41	8.38		4.59		0.73	0.73
Retail Class	3/31/06	28.38	50.29	8.30		4.50		0.82	0.82
Class W	9/28/18	28.84	51.51	8.91	†	4.97	†	0.48	0.00
MSCI EAFE® Index	—	28.84	39.88	8.87		5.22		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
Holdings by country
% of portfolio investments
as of 4/30/2021
Japan	19.8
France	17.1
United Kingdom	12.9
Germany	10.9
Netherlands	6.6
Australia	6.3
Switzerland	5.4
Denmark	2.8
China	2.4
Italy	2.3
9 other nations	12.5
Short-term investments	1.0
Total	100.0

Holdings by company size
% of equity investments
Market capitalization	as of 4/30/2021
More than $50 billion	60.1
More than $15 billion–$50 billion	32.5
More than $2 billion–$15 billion	7.4
Total	100.0

Fund profile
as of 4/30/2021
Net assets	$6.11 billion
Portfolio turnover rate*	16%
Number of holdings	87
Weighted median market capitalization	$63.66 billion
Price/earnings ratio (weighted 12-month trailing average)†	31.3

*	The portfolio turnover rate covers the six-month period from November 1, 2020–April 30, 2021, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	31

International Opportunities Fund

Expense example

Six months ended April 30, 2021

International Opportunities Fund	Beginning account value (11/1/20)	Ending account value (4/30/21)	Expenses paid during period* (11/1/20– 4/30/21)
Actual return
Institutional Class	$1,000.00	$1,229.35	$3.37
Advisor Class	1,000.00	1,229.37	3.92
Premier Class	1,000.00	1,228.71	4.26
Retirement Class	1,000.00	1,228.98	4.26
Retail Class	1,000.00	1,227.31	5.96
Class W	1,000.00	1,233.64	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,021.77	3.06
Advisor Class	1,000.00	1,021.27	3.56
Premier Class	1,000.00	1,020.98	3.86
Retirement Class	1,000.00	1,020.98	3.86
Retail Class	1,000.00	1,019.44	5.41
Class W	1,000.00	1,024.79	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2021. The Fund’s annualized six-month expense ratios for that period were 0.61% for the Institutional Class, 0.71% for the Advisor Class, 0.77% for the Premier Class, 0.77% for the Retirement Class, 1.08% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2021
Information technology	20.4
Consumer discretionary	18.3
Industrials	14.0
Financials	12.1
Consumer staples	9.6
Health care	9.5
Materials	5.8
Energy	3.0
Communication services	3.0
Real estate	0.8
Short-term investments, other assets & liabilities, net	3.5
Total	100.0

Performance for the six months ended April 30, 2021

The International Opportunities Fund returned 22.93% for the Institutional Class, compared with the 27.40% return of its benchmark, the MSCI All Country World (ACWI) ex USA Index. For the one-year period ended April 30, 2021, the Fund returned 55.78% versus 42.98% for the index. The performance table shows returns for all share classes of the Fund.

Foreign stocks advanced as economic results varied

International stocks in both developed- and emerging-markets countries recorded solid gains as investors anticipated a return to more normal business activity and the easing of pandemic-related restrictions. But global economies performed unevenly as the effectiveness of COVID-19 recovery efforts varied widely. The economy in the 19-nation euro area contracted during the period, while China’s economy grew at its fastest pace in nearly three decades.

Global central banks maintained highly accommodative monetary policies. The Federal Reserve left the federal funds target rate unchanged at 0.00%–0.25%. The European Central Bank held its benchmark interest rates steady at near-zero levels and maintained an aggressive bond-buying program to support European economies. The Bank of England kept its benchmark interest rate at 0.10%

The MSCI EAFE® Index, which measures stock performance in 21 developed-markets nations outside North America, returned 28.84%, outperforming the 22.95% return of the MSCI Emerging Markets Index for the period. Both benchmarks underperformed the 31.08% return of the Russell 3000® Index, a broad measure of the U.S. stock market.

Most country components outperformed the benchmark’s return

Within the MSCI ACWI ex USA Index, 28 of 49 countries beat the benchmark’s return in U.S.-dollar terms for the six-month period. The largest markets were Japan (14.9%), China (11.6%) and the United Kingdom (9.0%), returning 17.2%, 6.6% and 36.5%, respectively. These three nations collectively represented over one-third of the index’s total market capitalization on April 30, 2021.

Fund trailed its benchmark

The Fund trailed its benchmark for the six months. The largest detractors were out-of-benchmark positions in Japanese internet services provider BASE and Japan-based uniforms retailer Workman. An overweight position in Japanese website operator MonotaRO also detracted.

By contrast, the Fund’s relative performance benefited most from an overweight position in Brazil’s Banco Inter and by the exclusion of Chinese online retailer Alibaba Group, a large benchmark stock that declined. An overweight in U.K.-based equipment rental company Ashtead also contributed. Banco Inter and Ashtead both outperformed the benchmark.

The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

32	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2021

International Opportunities Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		since inception		gross	net
Institutional Class	4/12/13	22.93%	55.78%	14.90%		9.54%		0.61%	0.61%
Advisor Class	12/4/15	22.94	55.73	14.84		9.49	†	0.71	0.71
Premier Class	4/12/13	22.87	55.64	14.76		9.38		0.77	0.77
Retirement Class	4/12/13	22.90	55.54	14.69		9.30		0.86	0.86
Retail Class	4/12/13	22.73	55.27	14.44		9.10		1.01	1.01
Class W	9/28/18	23.36	56.86	15.27	†	9.75	†	0.61	0.00
MSCI All Country World Index ex USA	—	27.40	42.98	9.83		6.30	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
‡	Performance is calculated from the inception date of the Institutional Class.

Holdings by country

% of portfolio investments as of 4/30/2021
United Kingdom	10.3
Japan	9.8
Canada	8.2
China	7.1
Netherlands	5.9
Brazil	5.8
Australia	5.7
Germany	5.3
France	5.1
Ireland	4.4
15 other nations	26.1
Short-term investments	6.3
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2021
More than $50 billion	24.3
More than $15 billion–$50 billion	32.0
More than $2 billion–$15 billion	40.4
$2 billion or less	3.3
Total	100.0

Fund profile

as of 4/30/2021
Net assets	$2.15 billion
Portfolio turnover rate*	12%
Number of holdings	100
Weighted median market capitalization	$24.32 billion
Price/earnings ratio (weighted 12-month trailing average)†	52.7
*	The portfolio turnover rate covers the six-month period from November 1, 2020–April 30, 2021, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	33

Quant International Small-Cap Equity Fund

Expense example

Six months ended April 30, 2021

Quant International Small-Cap Equity Fund	Beginning account value (11/1/20)	Ending account value (4/30/21)	Expenses paid during period* (11/1/20– 4/30/21)
Actual return
Institutional Class	$1,000.00	$1,309.53	$3.84
Advisor Class	1,000.00	1,309.40	4.12
Premier Class	1,000.00	1,307.97	4.86
Retirement Class	1,000.00	1,307.68	4.81
Retail Class	1,000.00	1,306.67	6.23
Class W	1,000.00	1,314.26	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,021.47	3.36
Advisor Class	1,000.00	1,021.22	3.61
Premier Class	1,000.00	1,020.58	4.26
Retirement Class	1,000.00	1,020.63	4.21
Retail Class	1,000.00	1,019.39	5.46
Class W	1,000.00	1,024.79	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2021. The Fund’s annualized six-month expense ratios for that period were 0.67% for the Institutional Class, 0.72% for the Advisor Class, 0.85% for the Premier Class, 0.84% for the Retirement Class, 1.09% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2021
Industrials	20.3
Consumer discretionary	12.6
Financials	11.8
Information technology	11.7
Materials	11.4
Real estate	9.5
Health care	7.7
Consumer staples	4.9
Communication services	4.4
Utilities	2.8
Energy	2.3
Short-term investments, other assets & liabilities, net	0.6
Total	100.0

Performance for the six months ended April 30, 2021

The Quant International Small-Cap Equity Fund returned 30.95% for the Institutional Class, compared with the 34.44% return of its benchmark, the MSCI All Country World (ACWI) ex USA Small Cap Index. For the one-year period ended April 30, 2021, the Fund returned 55.39% versus 58.37% for the index. The performance table shows returns for all share classes of the Fund.

Foreign stocks advanced as economic results varied

International stocks in both developed- and emerging-markets countries recorded solid gains as investors anticipated a return to more normal business activity and the easing of pandemic-related restrictions. But global economies performed unevenly as the effectiveness of COVID-19 recovery efforts varied widely. The economy in the 19-nation euro area contracted during the period, while China’s economy grew at its fastest pace in nearly three decades.

Global central banks maintained highly accommodative monetary policies. The Federal Reserve left the federal funds target rate unchanged at 0.00%–0.25%. The European Central Bank held its benchmark interest rates steady at near-zero levels and maintained an aggressive bond-buying program to support European economies.

The MSCI EAFE® Index, which measures stock performance in 21 developed-markets nations outside North America, returned 28.84%, outperforming the 22.95% return of the MSCI Emerging Markets Index for the period. Both benchmarks underperformed the 31.08% return of the Russell 3000® Index, a broad measure of the U.S. stock market.

Most country components outperformed the benchmark’s return

For the six-month period, 28 of 49 countries had returns that exceeded that of the benchmark in U.S.-dollar terms. The largest markets were Japan (18.7%), the United Kingdom (12.6%) and Canada (6.5%), returning 13.2%, 46.0% and 39.3%, respectively. Together, these three nations represented over one-third of the index’s total market capitalization on April 30, 2021.

Fund trailed its benchmark

For the six months, the largest detractor from the Fund’s relative performance was an overweight position in Australian protective equipment provider Ansell, which underperformed despite reporting strong operating results. Japanese construction contractor Haseko and Japan-based office products provider ASKUL were the next-largest detractors.

Conversely, several overweight holdings aided relative performance. Dutch semiconductor equipment manufacturer ASM International was the top contributor, followed by Hong Kong-based shipping services provider SITC International Holdings and Canadian transportation firm TFI International. All three companies reported strong revenue growth.

The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

34	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2021

Quant International Small-Cap Equity Fund		Total return		Average annual total return		Annual operating expenses*
	Inception date	6 months	1 year	since inception		gross	net
Institutional Class	12/9/16	30.95%	55.39%	8.72%		0.71%	0.71%
Advisor Class	12/9/16	30.94	55.21	8.65		0.79	0.79
Premier Class	12/9/16	30.80	55.07	8.58		0.91	0.90
Retirement Class	12/9/16	30.77	55.01	8.49		0.96	0.96
Retail Class	12/9/16	30.67	54.66	8.27		1.44	1.14
Class W	9/28/18	31.43	56.39	9.14	†	0.71	0.00
MSCI ACWI ex USA Small Cap Index	—	34.44	58.37	12.43	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for Class W that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of Class W. If these actual expenses had been reflected, the performance of Class W shown for these periods would have been different because Class W has different expenses than the Institutional Class.
‡	Performance is calculated from the inception date of the Institutional Class.

Holdings by country

% of portfolio investments as of 4/30/2021
Japan	16.8
United Kingdom	12.1
Sweden	6.2
Australia	5.9
Taiwan	5.8
Canada	5.7
Korea, Republic of	5.7
Switzerland	4.0
United States	3.6
Germany	2.9
38 other nations	30.4
Short-term investments	0.9
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2021
More than $50 billion	0.5
More than $15 billion–$50 billion	0.7
More than $2 billion–$15 billion	55.8
$2 billion or less	43.0
Total	100.0

Fund profile

as of 4/30/2021
Net assets	$1.25 billion
Portfolio turnover rate*	57%
Number of holdings	661
Weighted median market capitalization	$2.19 billion
Price/earnings ratio (weighted 12-month trailing average)†	36.5
*	The portfolio turnover rate covers the six-month period from November 1, 2020–April 30, 2021, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	35

Social Choice International Equity Fund

Expense example

Six months ended April 30, 2021

Social Choice International Equity	Beginning account value (11/1/20)	Ending account value (4/30/21)	Expenses paid during period* (11/1/20– 4/30/21)
Actual return
Institutional Class	$1,000.00	$1,279.42	$2.09
Advisor Class	1,000.00	1,279.38	2.66
Premier Class	1,000.00	1,278.51	2.99
Retirement Class	1,000.00	1,278.46	3.50
Retail Class	1,000.00	1,277.96	4.12
5% annual hypothetical return
Institutional Class	1,000.00	1,022.96	1.86
Advisor Class	1,000.00	1,022.46	2.36
Premier Class	1,000.00	1,022.17	2.66
Retirement Class	1,000.00	1,021.72	3.11
Retail Class	1,000.00	1,021.17	3.66
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2021. The Fund’s annualized six-month expense ratios for that period were 0.37% for the Institutional Class, 0.47% for the Advisor Class, 0.53% for the Premier Class, 0.62% for the Retirement Class and 0.73% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2021
Financials	18.2
Industrials	14.0
Consumer discretionary	11.5
Health care	11.3
Consumer staples	9.6
Materials	8.7
Information technology	8.3
Communication services	5.5
Utilities	4.0
Real estate	3.9
Energy	3.7
Short-term investments, other assets & liabilities, net	1.3
Total	100.0

Performance for the six months ended April 30, 2021

The Social Choice International Equity Fund returned 27.94% for the Institutional Class, compared with the 28.84% return of its benchmark, the MSCI EAFE® Index. For the one-year period ended April 30, 2021, the Fund returned 39.70% versus 39.88% for the index. The performance table shows returns for all share classes of the Fund. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

Excluding certain stocks detracted from the Fund’s relative performance

Because of its ESG criteria, the Fund omitted certain stocks in the MSCI EAFE Index. Excluding these companies produced mixed results during the six-month period, but the net effect was that the Fund underperformed its benchmark.

The Fund’s relative performance was hurt most by omitting LVMH, Royal Dutch Shell and Banco Santander. French luxury goods group LVMH reported record revenue from its fashion and leather goods segment; Royal Dutch Shell benefited from rising gas prices as demand recovered; and Banco Santander saw profits grow on strength in U.S. and U.K. operations.

Avoiding other stocks benefited the Fund’s relative performance

Leaving out Unilever, Novartis and Reckitt Benckiser aided relative performance most. Consumer products giant Unilever reported that the pandemic continued to affect sales in parts of the world. Lower demand for cold and flu products resulted in weaker financial results for the Sandoz division of Swiss drug-maker Novartis and global consumer goods firm Reckitt Benckiser.

Fund trailed its benchmark

To compensate for the exclusion of some stocks within the MSCI EAFE Index, the Fund’s managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its index and to manage risk.

Among stocks the Fund held, overweight positions in Japanese companies Daiichi Sankyo, Nippon Paint and Unicharm detracted most. Daiichi reported that prescription drug revenue declined, while Nippon Paint saw reduced sales due to the pandemic. Hygiene products manufacturer Unicharm also reported disappointing sales growth.

Conversely, overweights in CNH Industrial, Repsol and Unibail-Rodamco-Westfield (URW) helped relative performance. U.K. industrial company CNH saw robust demand for agricultural machinery and commercial vehicles; Spanish oil and gas producer Repsol posted higher income as crude oil prices recovered; and French real estate investment trust URW’s stock soared in late 2020.

The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

36	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2021

Social Choice International Equity Fund		Total return		Average annual total return			Annual operating expenses*
	Inception date	6 months	1 year	5 years	since inception		gross	net
Institutional Class	8/7/15	27.94%	39.70%	9.26%	6.73%		0.41%	0.40%
Advisor Class	12/4/15	27.94	39.56	9.20	6.68	†	0.52	0.51
Premier Class	8/7/15	27.85	39.45	9.10	6.57		0.56	0.55
Retirement Class	8/7/15	27.85	39.35	8.99	6.47		0.66	0.65
Retail Class	8/7/15	27.80	39.29	8.92	6.38		0.72	0.71
MSCI EAFE® Index	—	28.84	39.88	8.87	6.22	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
‡	Performance is calculated from the inception date of the Institutional Class.

Holdings by country

% of portfolio investments as of 4/30/2021
Japan	23.4
United Kingdom	13.1
France	10.2
Switzerland	8.9
Germany	8.7
Australia	6.7
Sweden	3.9
Netherlands	3.6
Hong Kong	2.9
Spain	2.6
15 other nations	13.3
Short-term investments	2.7
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2021
More than $50 billion	40.5
More than $15 billion–$50 billion	38.1
More than $2 billion–$15 billion	21.4
Total	100.0

Fund profile

as of 4/30/2021
Net assets	$784.83 million
Portfolio turnover rate*	9%
Number of holdings	401
Weighted median market capitalization	$35.88 billion
Price/earnings ratio (weighted 12-month trailing average)†	30.7
*	The portfolio turnover rate covers the six-month period from November 1, 2020–April 30, 2021, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	37

Summary portfolio of investments (unaudited)

Growth & Income Fund  ■  April 30, 2021

Shares		Company	Value	% of net assets
COMMON STOCKS

AUTOMOBILES & COMPONENTS
654,632	*	General Motors Co	$37,458,043	0.6%
85,780	*	Tesla, Inc	60,855,763	1.0
		Other	32,611,661	0.5
			130,925,467	2.1
BANKS
2,509,982		Bank of America Corp	101,729,571	1.6
589,695		JPMorgan Chase & Co	90,700,988	1.4
914,870		Wells Fargo & Co	41,214,894	0.7
		Other	67,460,843	1.1
			301,106,296	4.8
CAPITAL GOODS
138,455		Deere & Co	51,346,037	0.8
370,349		Eaton Corp	52,933,983	0.9
309,597		Honeywell International, Inc	69,052,515	1.1
76,377	*	Teledyne Technologies, Inc	34,197,802	0.5
		Other	271,133,304	4.4
			478,663,641	7.7
COMMERCIAL & PROFESSIONAL SERVICES			65,829,532	1.1
CONSUMER DURABLES & APPAREL			96,618,276	1.6
CONSUMER SERVICES
285,213	*	Expedia Group, Inc	50,263,087	0.8
		Other	143,056,774	2.3
			193,319,861	3.1
DIVERSIFIED FINANCIALS
378,479		Discover Financial Services	43,146,606	0.7
1,466,396		Equitable Holdings, Inc	50,194,735	0.8
783,221		Morgan Stanley	64,654,894	1.0
		Other	57,098,331	1.0
			215,094,566	3.5
ENERGY			135,608,317	2.2
FOOD & STAPLES RETAILING			46,095,986	0.7
FOOD, BEVERAGE & TOBACCO
421,664		PepsiCo, Inc	60,787,082	1.0
		Other	151,307,400	2.4
			212,094,482	3.4
HEALTH CARE EQUIPMENT & SERVICES
308,919		Abbott Laboratories	37,094,994	0.6
232,377		Danaher Corp	59,009,815	0.9
481,322		Medtronic plc	63,014,676	1.0
152,259		UnitedHealth Group, Inc	60,720,889	1.0
		Other	188,892,854	3.1
			408,733,228	6.6
HOUSEHOLD & PERSONAL PRODUCTS
384,868		Procter & Gamble Co	51,349,089	0.8
		Other	33,992,385	0.6
			85,341,474	1.4
Shares		Company	Value	% of net assets
INSURANCE
523,095		Hartford Financial Services Group, Inc	$34,503,346	0.6%
673,640		Metlife, Inc	42,863,713	0.7
		Other	46,419,899	0.7
			123,786,958	2.0
MATERIALS
702,251		Corteva, Inc	34,241,759	0.5
551,193		Dow, Inc	34,449,562	0.6
250,945		Linde plc	71,730,119	1.1
204,231		PPG Industries, Inc	34,972,516	0.6
		Other	120,915,159	2.0
			296,309,115	4.8
MEDIA & ENTERTAINMENT
109,483	*	Alphabet, Inc (Class C)	263,867,168	4.2
846,468		Comcast Corp (Class A)	47,529,178	0.8
444,052	*	Facebook, Inc	144,352,424	2.3
97,980	*	Netflix, Inc	50,309,791	0.8
456,753	*	Walt Disney Co	84,965,193	1.4
		Other	66,412,006	1.1
			657,435,760	10.6
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
616,794		AbbVie, Inc	68,772,531	1.1
1,525,246		Pfizer, Inc	58,950,758	1.0
		Other	272,893,512	4.3
			400,616,801	6.4
REAL ESTATE
303,308		Prologis, Inc	35,344,481	0.6
		Other	26,743,113	0.4
			62,087,594	1.0
RETAILING
73,332	*	Amazon.com, Inc	254,272,843	4.1
208,374		Home Depot, Inc	67,444,413	1.1
241,958		Target Corp	50,148,215	0.8
		Other	114,664,630	1.8
			486,530,101	7.8
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
654,469		Intel Corp	37,651,601	0.6
119,734		NVIDIA Corp	71,885,899	1.2
		Other	246,587,190	3.9
			356,124,690	5.7
SOFTWARE & SERVICES
336,924	*	Fiserv, Inc	40,471,311	0.6
253,026		Mastercard, Inc (Class A)	96,671,113	1.6
1,344,399		Microsoft Corp	339,030,540	5.5
225,468	*	PayPal Holdings, Inc	59,138,002	1.0
295,714	*	salesforce.com, Inc	68,108,848	1.1
74,258	*	ServiceNow, Inc	37,602,023	0.6
		Other	84,278,629	1.3
			725,300,466	11.7

38	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Growth & Income Fund ■ April 30, 2021

Shares	Company	Value	% of net assets
TECHNOLOGY HARDWARE & EQUIPMENT
2,701,633	Apple, Inc	$355,156,674	5.7%
1,078,770	Cisco Systems, Inc	54,920,181	0.9
298,754	TE Connectivity Ltd	40,173,450	0.7
	Other	52,378,927	0.8
		502,629,232	8.1
TELECOMMUNICATION SERVICES		31,015,236	0.5
TRANSPORTATION
226,638	United Parcel Service, Inc (Class B)	46,202,423	0.7
	Other	92,649,919	1.5
		138,852,342	2.2
UTILITIES
607,744	NextEra Energy, Inc	47,106,237	0.8
	Other	13,472,048	0.2
		60,578,285	1.0
	TOTAL COMMON STOCKS (Cost $3,157,514,886)	6,210,697,706	100.0
PURCHASED OPTIONS
CAPITAL GOODS		12,650	0.0
MATERIALS		63,240	0.0
MEDIA & ENTERTAINMENT		128,100	0.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		52,608	0.0
SOFTWARE & SERVICES		439,200	0.0
TECHNOLOGY HARDWARE & EQUIPMENT		311,567	0.0
	TOTAL PURCHASED OPTIONS (Cost $1,944,787)	1,007,365	0.0
Principal		Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT			$5,565,000	0.1%
REPURCHASE AGREEMENT			14,405,000	0.2

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
55,595,849	c	State Street Navigator Securities Lending Government Money Market Portfolio 0.020%	55,595,849	0.9
			55,595,849	0.9
	TOTAL SHORT-TERM INVESTMENTS (Cost $75,565,788)		75,565,849	1.2
	TOTAL PORTFOLIO (Cost $3,235,025,461)		6,287,270,920	101.2
	OTHER ASSETS & LIABILITIES, NET		(73,370,941)	(1.2)
	NET ASSETS		$6,213,899,979	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 04/30/21, the aggregate value of securities on loan is $52,658,433. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Purchased options outstanding as of April 30, 2021 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Anaplan, Inc, Call	720	$582,368	$67.50	11/19/21	$439,200
Boeing Co, Call	55	166,927	250.00	05/21/21	12,650
DuPont de Nemours, Inc, Call	620	325,522	87.50	07/16/21	63,240
Lumentum Holdings, Inc, Call	500	311,567	92.50	09/17/21	311,567
QUALCOMM, Inc, Call	274	77,478	150.00	06/18/21	52,608
ViacomCBS, Inc, Call	700	480,925	52.50	09/17/21	128,100
Total	2,869	$1,944,787			$1,007,365

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	39

Summary portfolio of investments (unaudited)	continued

Growth & Income Fund  ■  April 30, 2021

Written options outstanding as of April 30, 2021 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
AbbVie, Inc, Put	480	$(47,204)	$82.50	05/21/21	$(6,240)
ACADIA Pharmaceuticals, Inc, Put	500	(157,396)	17.50	01/21/22	(108,750)
Advanced Micro Devices, Inc, Call	400	(64,498)	100.00	06/18/21	(23,600)
Altria Group, Inc, Put	1,000	(33,735)	40.00	05/21/21	(7,000)
Anaplan, Inc, Call	720	(452,313)	72.50	11/19/21	(331,200)
Anaplan, Inc, Put	720	(262,536)	50.00	11/19/21	(324,000)
Apple, Inc, Call	1,000	(204,963)	150.00	07/16/21	(111,000)
Apple, Inc, Call	1,268	(1,361,921)	150.00	09/17/21	(374,060)
Apple, Inc, Put	616	(208,185)	110.00	05/21/21	(7,392)
Apple, Inc, Put	924	(299,342)	105.00	06/18/21	(27,720)
Apple, Inc, Put	1,268	(447,511)	110.00	06/18/21	(54,524)
Applied Materials, Inc, Put	364	(29,107)	110.00	05/21/21	(13,832)
Arcturus Therapeutics Holdings, Inc, Put	500	(652,701)	45.00	09/17/21	(720,000)
Arcturus Therapeutics Holdings, Inc, Put	500	(720,611)	50.00	09/17/21	(930,000)
Biogen, Inc, Put	150	(209,348)	220.00	06/18/21	(106,500)
Boeing Co, Call	55	(111,536)	280.00	05/21/21	(2,145)
Boeing Co, Put	167	(524,687)	205.00	05/21/21	(14,028)
Cadence Design Systems, Inc, Put	350	(42,551)	115.00	06/18/21	(29,750)
Caesars Entertainment, Inc, Call	320	(33,909)	125.00	05/21/21	(10,880)
Caesars Entertainment, Inc, Put	534	(68,333)	75.00	05/21/21	(44,322)
Celsius Holdings, Inc, Put	1,000	(86,385)	40.00	05/21/21	(70,000)
Chevron Corp, Call	222	(47,722)	125.00	06/18/21	(2,664)
Chevron Corp, Put	222	(23,968)	85.00	06/18/21	(5,994)
Children’s Place, Inc, Call	615	(755,181)	100.00	09/17/21	(310,575)
Children’s Place, Inc, Put	625	(87,853)	55.00	05/21/21	(31,250)
Children’s Place, Inc, Put	615	(441,538)	50.00	09/17/21	(112,237)
Chipotle Mexican Grill, Inc, Call	44	(293,693)	1,780.00	09/17/21	(92,840)
Chipotle Mexican Grill, Inc, Put	44	(152,165)	1,100.00	09/17/21	(39,160)
Citigroup, Inc, Call	445	(173,533)	87.50	01/21/22	(90,335)
Citigroup, Inc, Put	445	(173,533)	57.50	01/21/22	(101,905)
Corteva, Inc, Call	800	(104,884)	55.00	09/17/21	(115,200)
Corteva, Inc, Put	800	(90,892)	38.00	09/17/21	(60,000)
Cree, Inc, Call	295	(39,502)	140.00	05/21/21	(5,900)
Cree, Inc, Put	500	(48,982)	80.00	06/18/21	(67,500)
Delta Air Lines, Inc, Put	1,000	(29,965)	40.00	05/21/21	(10,000)
DraftKings, Inc, Put	800	(128,164)	50.00	05/21/21	(81,600)
DuPont de Nemours, Inc, Call	620	(153,734)	95.00	07/16/21	(23,250)
DuPont de Nemours, Inc, Put	620	(264,712)	60.00	10/15/21	(63,240)
eBay, Inc, Put	800	(35,900)	50.00	06/18/21	(36,800)
Eli Lilly & Co, Put	250	(22,801)	160.00	05/21/21	(5,375)
Emergent BioSolutions, Inc, Put	444	(309,895)	70.00	09/17/21	(628,260)
Enphase Energy, Inc, Put	340	(43,641)	120.00	05/21/21	(51,680)
Enphase Energy, Inc, Put	200	(229,588)	130.00	05/21/21	(77,000)
Enphase Energy, Inc, Put	200	(211,376)	110.00	08/20/21	(129,000)
Enphase Energy, Inc, Put	200	(169,660)	105.00	11/19/21	(186,000)
Envista Holdings Corp, Call	800	(39,172)	50.00	05/21/21	(12,000)
EQT Corp, Put	1,300	(37,653)	14.00	05/21/21	(16,250)
Expedia Group, Inc, Call	320	(259,658)	210.00	10/15/21	(233,600)
Expedia Group, Inc, Put	320	(102,977)	145.00	07/16/21	(80,640)
Freeport-McMoRan, Inc, Put	1,300	(38,955)	31.00	05/07/21	(2,600)
General Motors Co, Put	800	(39,604)	50.00	05/21/21	(25,600)
Hess Corp, Call	444	(26,252)	90.00	06/18/21	(24,420)
Home Depot, Inc, Call	240	(319,910)	345.00	11/19/21	(289,800)
Home Depot, Inc, Put	240	(95,511)	260.00	11/19/21	(109,200)
Honeywell International, Inc, Put	250	(7,909)	200.00	05/21/21	(7,750)
Horizon Therapeutics PLC, Call	420	(75,585)	105.00	05/21/21	(67,200)
Horizon Therapeutics PLC, Put	616	(45,562)	65.00	05/21/21	(9,240)
Humana, Inc, Put	160	(68,268)	300.00	05/21/21	(160)
LivePerson, Inc, Put	1,000	(65,965)	40.00	05/21/21	(52,500)
Lumentum Holdings, Inc, Call	500	(138,252)	105.00	09/17/21	(138,252)
Lumentum Holdings, Inc, Put	300	(197,385)	75.00	09/17/21	(102,000)
Lumentum Holdings, Inc, Put	200	(170,589)	80.00	09/17/21	(102,000)
Match Group, Inc, Put	230	(20,517)	110.00	05/21/21	(3,910)
Mattel, Inc, Put	2,000	(37,930)	17.00	05/21/21	(10,000)
Menora Mivtachim Holdings Ltd, Put	360	(114,187)	100.00	07/16/21	(25,200)
Moderna, Inc, Put	340	(30,928)	115.00	05/21/21	(8,840)

40	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Growth & Income Fund  ■  April 30, 2021

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Monolithic Power Systems, Inc, Put	134	$(126,842)	$260.00	06/18/21	$(34,505)
Mosaic Co, Put	1,600	(60,152)	25.00	05/21/21	(3,200)
NetFlix, Inc, Put	160	(21,114)	455.00	05/07/21	(3,040)
NextEra Energy, Inc, Put	574	(30,402)	70.00	06/18/21	(25,830)
Nordstrom, Inc, Put	1,980	(554,317)	30.00	07/16/21	(196,020)
Pacific Biosciences of California, Inc, Put	1,800	(88,137)	22.00	06/18/21	(88,137)
Palomar Holdings, Inc, Put	800	(60,771)	50.00	05/21/21	(28,000)
QUALCOMM, Inc, Call	274	(33,416)	160.00	06/18/21	(21,920)
QUALCOMM, Inc, Put	274	(61,432)	125.00	06/18/21	(48,224)
Six Flags Entertainment Corp, Put	940	(55,427)	42.50	05/21/21	(44,180)
Snap, Inc, Put	800	(33,572)	50.00	05/21/21	(21,600)
Spotify Technology S.A., Put	180	(53,813)	220.00	06/18/21	(68,400)
STERIS plc, Put	230	(105,099)	155.00	06/18/21	(10,925)
Teladoc Health, Inc, Put	286	(46,608)	140.00	06/18/21	(37,466)
Twitter, Inc, Call	500	(41,482)	80.00	05/21/21	(2,500)
Twitter, Inc, Put	870	(41,730)	46.00	06/18/21	(41,730)
Universal Health Services, Inc, Put	332	(222,755)	110.00	07/16/21	(22,410)
ViacomCBS, Inc, Call	700	(310,073)	60.00	09/17/21	(67,200)
ViacomCBS, Inc, Put	700	(401,332)	48.00	09/17/21	(693,000)
Total	49,256	$(14,332,897)			$(8,424,157)

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	41

Summary portfolio of investments (unaudited)

Large-Cap Growth Fund  ■  April 30, 2021

Shares		Company	Value	% of net assets
COMMON STOCKS

AUTOMOBILES & COMPONENTS
123,516	*	Tesla, Inc	$87,627,191	1.2%
		Other	33,411,216	0.5
			121,038,407	1.7
CAPITAL GOODS
196,570		Roper Technologies Inc	87,756,711	1.3
		Other	31,119,455	0.4
			118,876,166	1.7
COMMERCIAL & PROFESSIONAL SERVICES
1,350,754		Experian Group Ltd	52,073,643	0.7
642,276		Waste Connections, Inc	76,501,494	1.1
		Other	58,919,177	0.9
			187,494,314	2.7
CONSUMER DURABLES & APPAREL
411,005		Nike, Inc (Class B)	54,507,483	0.8
		Other	88,288,007	1.3
			142,795,490	2.1
CONSUMER SERVICES
48,662	*	Booking Holdings, Inc	120,004,385	1.7
2,726,639	*	Carnival Corp	76,236,827	1.1
41,960	*	Chipotle Mexican Grill, Inc (Class A)	62,605,579	0.9
255,908	*	Flutter Entertainment plc	52,441,002	0.8
		Other	37,367,926	0.5
			348,655,719	5.0
DIVERSIFIED FINANCIALS
144,616		S&P Global, Inc	56,456,640	0.8
		Other	5,231,061	0.1
			61,687,701	0.9
FOOD & STAPLES RETAILING
366,525		Costco Wholesale Corp	136,380,287	2.0
			136,380,287	2.0
FOOD, BEVERAGE & TOBACCO
835,330	*	Monster Beverage Corp	81,068,777	1.1
		Other	92,869,855	1.4
			173,938,632	2.5
HEALTH CARE EQUIPMENT & SERVICES
123,409	*	Align Technology, Inc	73,493,762	1.1
310,769		Cigna Corp	77,384,588	1.1
310,190	*	Guardant Health, Inc	49,314,006	0.7
86,731	*	Intuitive Surgical, Inc	75,022,315	1.1
		Other	125,121,946	1.8
			400,336,617	5.8
HOUSEHOLD & PERSONAL PRODUCTS
177,570		Estee Lauder Cos (Class A)	55,721,466	0.8
			55,721,466	0.8
MATERIALS			31,959,770	0.5
Shares		Company	Value	% of net assets
MEDIA & ENTERTAINMENT
178,667	*	Alphabet, Inc (Class C)	$430,608,910	6.2%
402,182		Electronic Arts, Inc	57,142,019	0.8
983,331	*	Facebook, Inc	319,661,241	4.6
415,134	*	IAC/InterActive Corp	105,224,015	1.5
576,194	*	Match Group, Inc	89,673,072	1.3
582,500		Tencent Holdings Ltd	46,467,185	0.7
319,586	*	Walt Disney Co	59,449,388	0.8
		Other	115,876,006	1.7
			1,224,101,836	17.6
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
570,765		AstraZeneca plc	60,754,437	0.9
2,597,781	*	Avantor, Inc	83,232,903	1.2
256,163	*	Illumina, Inc	100,631,073	1.5
297,328	*	Vertex Pharmaceuticals, Inc	64,876,970	0.9
643,274		Zoetis, Inc	111,305,700	1.6
		Other	90,908,764	1.3
			511,709,847	7.4
RETAILING
228,539	*	Alibaba Group Holding Ltd (ADR)	52,781,082	0.8
147,069	*	Amazon.com, Inc	509,949,992	7.4
536,943	*	CarMax, Inc	71,542,285	1.0
991,793		TJX Companies, Inc	70,417,303	1.0
		Other	137,572,908	1.9
			842,263,570	12.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
650,640		Applied Materials, Inc	86,346,434	1.3
143,583		Broadcom, Inc	65,502,565	0.9
1,296,120		Intel Corp	74,565,784	1.1
192,691		NVIDIA Corp	115,687,822	1.7
436,200		QUALCOMM, Inc	60,544,560	0.9
552,546		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	64,504,220	0.9
		Other	42,934,355	0.6
			510,085,740	7.4
SOFTWARE & SERVICES
25,843	*,g	Adyen NV	63,602,030	0.9
237,989		Intuit, Inc	98,089,546	1.4
1,540,589		Microsoft Corp	388,505,734	5.6
1,068,273	*	PayPal Holdings, Inc	280,197,325	4.0
1,102,367	*	salesforce.com, Inc	253,897,167	3.7
173,287	*	ServiceNow, Inc	87,747,338	1.3
1,195,224		Visa, Inc (Class A)	279,156,517	4.0
		Other	157,500,499	2.3
			1,608,696,156	23.2
TECHNOLOGY HARDWARE & EQUIPMENT
2,112,332		Apple, Inc	277,687,165	4.0
			277,687,165	4.0
TELECOMMUNICATION SERVICES
457,944	*	T-Mobile US, Inc	60,508,140	0.9
		Other	44,665,527	0.6
			105,173,667	1.5

42	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Large-Cap Growth Fund  ■  April 30, 2021

Shares		Company	Value	% of net assets
TRANSPORTATION
1,561,605	*	Uber Technologies, Inc	$85,529,106	1.2%
			85,529,106	1.2
	TOTAL COMMON STOCKS (Cost $3,779,784,115)		6,944,131,656	100.1

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			38,190,000	0.5

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
48,115,518	c	State Street Navigator Securities Lending Government Money Market Portfolio 0.020%	48,115,518	0.7
			48,115,518	0.7
	TOTAL SHORT-TERM INVESTMENTS (Cost $86,305,508)		86,305,518	1.2
	TOTAL PORTFOLIO (Cost $3,866,089,623)		7,030,437,174	101.3
	OTHER ASSETS & LIABILITIES, NET		(92,860,725)	(1.3)
	NET ASSETS		$6,937,576,449	100.0%

Abbreviation(s):

ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/21, the aggregate value of these securities, including those in “Other,” is $108,267,557 or 1.6% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 04/30/21, the aggregate value of securities on loan is $49,931,388. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	43

Summary portfolio of investments (unaudited)

Large-Cap Value Fund  ■  April 30, 2021

Shares		Company	Value	% of net assets
COMMON STOCKS

AUTOMOBILES & COMPONENTS			$41,622,858	0.7%
BANKS
4,984,999		Bank of America Corp	202,042,009	3.5
1,327,431		Citigroup, Inc	94,566,184	1.6
1,530,834		JPMorgan Chase & Co	235,457,578	4.1
368,645		PNC Financial Services Group, Inc	68,918,183	1.2
1,128,771		US Bancorp	66,992,559	1.1
1,893,147		Wells Fargo & Co	85,286,272	1.5
			753,262,785	13.0
CAPITAL GOODS
285,090		Caterpillar, Inc	65,031,880	1.1
296,896		Deere & Co	110,103,882	1.9
427,635		Dover Corp	63,798,866	1.1
431,955		Eaton Corp	61,739,328	1.1
574,502		Honeywell International, Inc	128,136,926	2.2
978,381		Masco Corp	62,498,978	1.1
263,323		Parker-Hannifin Corp	82,633,391	1.4
921,212		Raytheon Technologies Corp	76,681,687	1.3
421,594		Trane Technologies plc	73,285,685	1.3
		Other	97,737,018	1.7
			821,647,641	14.2
CONSUMER DURABLES & APPAREL
14,282	*	NVR, Inc	71,668,504	1.2
			71,668,504	1.2
CONSUMER SERVICES
572,250	*	Hilton Worldwide Holdings, Inc	73,648,575	1.3
258,861		McDonald’s Corp	61,111,905	1.1
		Other	42,110,782	0.7
			176,871,262	3.1
DIVERSIFIED FINANCIALS
615,163		American Express Co	94,335,246	1.6
312,093	*	Berkshire Hathaway, Inc (Class B)	85,809,971	1.5
74,600		BlackRock, Inc	61,119,780	1.1
311,736		Goldman Sachs Group, Inc	108,624,409	1.9
			349,889,406	6.1
ENERGY
924,302		Chevron Corp	95,267,807	1.6
1,103,495		ConocoPhillips	56,432,735	1.0
		Other	91,757,726	1.6
			243,458,268	4.2
FOOD & STAPLES RETAILING
574,362		Walmart, Inc	80,358,987	1.4
			80,358,987	1.4
FOOD, BEVERAGE & TOBACCO			47,631,318	0.8
Shares		Company	Value	% of net assets
HEALTH CARE EQUIPMENT & SERVICES
215,089		Anthem, Inc	$81,602,616	1.4%
348,070		Cigna Corp	86,672,910	1.5
328,284		HCA Healthcare, Inc	66,004,781	1.1
640,875		Medtronic plc	83,903,355	1.5
218,165		UnitedHealth Group, Inc	87,004,202	1.5
496,749		Zimmer Biomet Holdings, Inc	88,004,053	1.5
			493,191,917	8.5
HOUSEHOLD & PERSONAL PRODUCTS			43,892,645	0.8
INSURANCE
1,359,060		American International Group, Inc	65,846,457	1.1
539,947		Chubb Ltd	92,649,506	1.6
		Other	100,377,587	1.8
			258,873,550	4.5
MATERIALS
691,132		Crown Holdings, Inc	75,886,294	1.3
408,886		PPG Industries, Inc	70,017,639	1.2
		Other	127,062,777	2.2
			272,966,710	4.7
MEDIA & ENTERTAINMENT
59,544	*	Alphabet, Inc (Class C)	143,508,185	2.5
2,778,185		Comcast Corp (Class A)	155,995,088	2.7
708,378	*	Walt Disney Co	131,772,475	2.3
		Other	51,960,035	0.9
			483,235,783	8.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
990,535		Bristol-Myers Squibb Co	61,829,195	1.1
980,555		Johnson & Johnson	159,565,715	2.7
		Other	101,856,636	1.8
			323,251,546	5.6
REAL ESTATE			54,415,898	0.9
RETAILING
315,141		Home Depot, Inc	102,001,688	1.8
			102,001,688	1.8
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
531,301		Applied Materials, Inc	70,508,956	1.2
1,209,969		Intel Corp	69,609,516	1.2
693,688	*	Micron Technology, Inc	59,705,726	1.0
		Other	142,380,055	2.5
			342,204,253	5.9
SOFTWARE & SERVICES
253,162		Accenture plc	73,409,385	1.3
329,156		Microsoft Corp	83,006,560	1.4
		Other	70,865,884	1.2
			227,281,829	3.9
TECHNOLOGY HARDWARE & EQUIPMENT
1,455,580		Cisco Systems, Inc	74,103,578	1.3
702,932		TE Connectivity Ltd	94,523,266	1.6
			168,626,844	2.9

44	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Large-Cap Value Fund  ■  April 30, 2021

Shares		Company	Value	% of net assets
TELECOMMUNICATION SERVICES
424,978	*	T-Mobile US, Inc	$56,152,343	1.0%
		Other	24,994,637	0.4
			81,146,980	1.4
TRANSPORTATION
420,663		Union Pacific Corp	93,425,046	1.6
		Other	74,984,851	1.3
			168,409,897	2.9
UTILITIES			154,717,438	2.7
	TOTAL COMMON STOCKS (Cost $3,658,131,186)		5,760,628,007	99.6
Principal	Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT		$18,377,000	0.3%
REPURCHASE AGREEMENT		13,785,000	0.2
	TOTAL SHORT-TERM INVESTMENTS (Cost $32,161,974)	32,162,000	0.5
	TOTAL PORTFOLIO (Cost $3,690,293,160)	5,792,790,007	100.1
	OTHER ASSETS & LIABILITIES, NET	(7,629,666)	(0.1)
	NET ASSETS	$5,785,160,341	100.0%

Abbreviation(s):

*	Non-income producing

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	45

Summary portfolio of investments (unaudited)

Mid-Cap Growth Fund   ■  April 30, 2021

Shares		Company	Value	% of net assets
COMMON STOCKS

AUTOMOBILES & COMPONENTS			$13,252,701	0.7%
CAPITAL GOODS
32,358	*	TransDigm Group, Inc	19,859,399	1.1
		Other	30,222,178	1.6
			50,081,577	2.7
COMMERCIAL & PROFESSIONAL SERVICES
165,364	*	Cimpress plc	15,752,575	0.9
745,341	*	Clarivate Analytics plc	20,817,374	1.1
205,109		Waste Connections, Inc	24,430,533	1.3
		Other	28,646,326	1.6
			89,646,808	4.9
CONSUMER DURABLES & APPAREL
223,347	*	Peloton Interactive, Inc	21,966,177	1.2
522,085		Tempur Sealy International, Inc	19,912,322	1.1
		Other	51,455,157	2.8
			93,333,656	5.1
CONSUMER SERVICES
16,210	*	Chipotle Mexican Grill, Inc (Class A)	24,185,806	1.3
99,710	*	Expedia Group, Inc	17,571,893	1.0
200,815	*	Royal Caribbean Cruises Ltd	17,460,864	0.9
		Other	35,915,218	2.0
			95,133,781	5.2
DIVERSIFIED FINANCIALS
176,885		Discover Financial Services	20,164,890	1.1
		Other	27,218,852	1.5
			47,383,742	2.6
FOOD, BEVERAGE & TOBACCO
120,886	*,e	Beyond Meat, Inc	15,918,268	0.9
		Other	30,641,588	1.6
			46,559,856	2.5
HEALTH CARE EQUIPMENT & SERVICES
74,730	*	Align Technology, Inc	44,503,957	2.4
126,703	*	Guardant Health, Inc	20,143,243	1.1
30,701	*	IDEXX Laboratories, Inc	16,854,542	0.9
65,231	*	Insulet Corp	19,257,496	1.0
111,722	*	Molina Healthcare, Inc	28,500,282	1.6
279,504	*	Oak Street Health, Inc	17,225,831	0.9
37,424		Teleflex, Inc	15,810,892	0.9
59,250		West Pharmaceutical Services, Inc	19,464,810	1.1
		Other	36,142,178	1.9
			217,903,231	11.8
INSURANCE
208,704	*	Trupanion, Inc	16,925,894	0.9
		Other	11,285,097	0.6
			28,210,991	1.5
MATERIALS			14,160,244	0.8
Shares		Company	Value	% of net assets
MEDIA & ENTERTAINMENT
147,428	*	IAC/InterActive Corp	$37,368,575	2.0%
156,302	*	Match Group, Inc	24,325,280	1.3
490,195	*	Twitter, Inc	27,068,568	1.5
		Other	38,706,812	2.1
			127,469,235	6.9
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
106,570	*	10X Genomics, Inc	21,079,546	1.2
938,188	*	Avantor, Inc	30,059,544	1.6
296,892	*	Horizon Therapeutics Plc	28,091,921	1.5
		Other	59,125,087	3.2
			138,356,098	7.5
REAL ESTATE			7,691,549	0.4
RETAILING
13,608	*	AutoZone, Inc	19,923,745	1.1
49,040	*	Burlington Stores, Inc	16,003,223	0.9
183,929	*	CarMax, Inc	24,506,700	1.3
140,051	*	Dollar Tree, Inc	16,091,860	0.9
		Other	129,080,308	7.0
			205,605,836	11.2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
405,365		Marvell Technology, Inc	18,326,552	1.0
119,133		MKS Instruments, Inc	21,337,912	1.2
71,249		Monolithic Power Systems, Inc	25,747,963	1.4
90,078		NXP Semiconductors NV	17,340,916	0.9
93,833		Skyworks Solutions, Inc	17,014,738	0.9
		Other	25,696,875	1.4
			125,464,956	6.8
SOFTWARE & SERVICES
10,534	*,g	Adyen NV	25,925,155	1.4
459,846	*	Anaplan, Inc	27,429,814	1.5
169,104	*	DocuSign, Inc	37,700,046	2.1
36,535	*	Fair Isaac Corp	19,049,714	1.0
68,898	*	HubSpot, Inc	36,271,352	2.0
70,298	*	MongoDB, Inc	20,910,843	1.1
264,755	*	nCino, Inc	17,312,330	0.9
136,071	*	Paylocity Holding Corp	26,294,360	1.4
116,608	*	Proofpoint, Inc	20,069,403	1.1
2,381,066	*	Sabre Corp	35,668,369	1.9
161,442	*	Synopsys, Inc	39,885,861	2.2
106,288	*	Twilio, Inc	39,092,726	2.1
177,624	*	Zendesk, Inc	25,959,748	1.4
		Other	83,095,685	4.6
			454,665,406	24.7
TECHNOLOGY HARDWARE & EQUIPMENT
211,551		Cognex Corp	18,218,772	1.0
		Other	26,277,474	1.4
			44,496,246	2.4
TELECOMMUNICATION SERVICES			11,498,512	0.6
TRANSPORTATION			14,254,470	0.8
	TOTAL COMMON STOCKS (Cost $1,216,855,516)		1,825,168,895	99.1

46	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Mid-Cap Growth Fund   ■  April 30, 2021

Principal		Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT			$11,792,000	0.7%
REPURCHASE AGREEMENT			4,380,000	0.2

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
36,851,204	c	State Street Navigator Securities Lending Government Money Market Portfolio 0.020%	36,851,204	2.0
			36,851,204	2.0
	TOTAL SHORT-TERM INVESTMENTS (Cost $53,023,160)		53,023,204	2.9
	TOTAL PORTFOLIO (Cost $1,269,878,676)		1,878,192,099	102.0
	OTHER ASSETS & LIABILITIES, NET		(35,984,334)	(2.0)
	NET ASSETS		$1,842,207,765	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $50,356,451. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/21, the aggregate value of these securities, including those in “Other,” is $46,426,981 or 2.5% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	47

Summary portfolio of investments (unaudited)

Mid-Cap Value Fund   ■  April 30, 2021

Shares		Company	Value	% of net assets
COMMON STOCKS

AUTOMOBILES & COMPONENTS
220,130	*	Aptiv plc	$31,674,506	1.4%
		Other	38,646,365	1.6
			70,320,871	3.0
BANKS
679,356		Fifth Third Bancorp	27,541,092	1.2
1,938,407		Huntington Bancshares, Inc	29,696,395	1.3
108,662		Signature Bank	27,329,580	1.2
353,905		Western Alliance Bancorp	37,184,798	1.6
		Other	23,745,322	1.0
			145,497,187	6.3
CAPITAL GOODS
224,683		AGCO Corp	32,785,743	1.4
871,922		Carrier Global Corp	37,998,361	1.6
275,962		Crane Co	25,956,986	1.1
186,912		Eaton Corp	26,715,332	1.2
172,792		Hubbell, Inc	33,177,792	1.4
715,569		Johnson Controls International plc	44,608,572	1.9
189,367		Stanley Black & Decker, Inc	39,155,415	1.7
1,357,352		Vertiv Holdings Co	30,811,890	1.3
344,620		Wabtec Corp	28,282,963	1.2
287,814	*	WESCO International, Inc	26,398,300	1.1
		Other	60,856,435	2.7
			386,747,789	16.6
COMMERCIAL & PROFESSIONAL SERVICES
347,280		Republic Services, Inc	36,915,864	1.6
			36,915,864	1.6
CONSUMER DURABLES & APPAREL
143,626	*	Mohawk Industries, Inc	29,515,143	1.3
1,010,135		Newell Brands Inc	27,233,240	1.2
131,000		Whirlpool Corp	30,974,950	1.3
		Other	39,261,772	1.7
			126,985,105	5.5
CONSUMER SERVICES
489,565		Travel & Leisure Co	31,591,629	1.4
505,032		Wyndham Hotels & Resorts, Inc	36,922,890	1.6
238,541		Yum! Brands, Inc	28,510,420	1.2
			97,024,939	4.2
DIVERSIFIED FINANCIALS
1,849,319		AGNC Investment Corp	33,158,290	1.4
828,172		Ally Financial, Inc	42,609,449	1.9
127,003		Ameriprise Financial, Inc	32,817,575	1.4
430,624		Discover Financial Services	49,091,136	2.1
865,417		Synchrony Financial	37,853,340	1.6
443,592		Voya Financial, Inc	30,084,409	1.3
			225,614,199	9.7
ENERGY
209,074		Pioneer Natural Resources Co	32,161,853	1.4
			32,161,853	1.4
Shares		Company	Value	% of net assets
FOOD, BEVERAGE & TOBACCO
402,782		Tyson Foods, Inc (Class A)	$31,195,466	1.3%
			31,195,466	1.3
HEALTH CARE EQUIPMENT & SERVICES
545,824	*	Centene Corp	33,699,174	1.5
140,622	*	Molina Healthcare, Inc	35,872,672	1.5
223,211		Zimmer Biomet Holdings, Inc	39,544,061	1.7
		Other	19,480,025	0.8
			128,595,932	5.5
INSURANCE
915,265	*	BRP Group, Inc	26,560,990	1.1
415,661		Prudential Financial, Inc	41,715,738	1.8
			68,276,728	2.9
MATERIALS
813,318	*	Axalta Coating Systems Ltd	25,936,711	1.1
210,282		FMC Corp	24,863,744	1.1
1,326,793		Freeport-McMoRan, Inc (Class B)	50,033,364	2.1
283,516		International Flavors & Fragrances, Inc	40,307,470	1.7
		Other	54,810,082	2.4
			195,951,371	8.4
MEDIA & ENTERTAINMENT			14,280,941	0.6
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
145,414	*	United Therapeutics Corp	29,309,646	1.3
		Other	46,165,527	2.0
			75,475,173	3.3
REAL ESTATE
671,708		MGM Growth Properties LLC	24,194,922	1.0
440,515		Regency Centers Corp	28,043,185	1.2
495,581		Rexford Industrial Realty, Inc	27,529,524	1.2
196,409		Simon Property Group, Inc	23,910,832	1.0
		Other	114,207,271	5.0
			217,885,734	9.4
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
47,158		Lam Research Corp	29,259,181	1.3
154,326		NXP Semiconductors NV	29,709,298	1.3
		Other	59,840,520	2.5
			118,808,999	5.1
SOFTWARE & SERVICES			51,786,946	2.2
TECHNOLOGY HARDWARE & EQUIPMENT
816,545	*	Vontier Corp	25,590,520	1.1
		Other	32,101,127	1.4
			57,691,647	2.5
TRANSPORTATION			42,567,576	1.8
UTILITIES
719,853		Alliant Energy Corp	40,434,143	1.7
326,101		American Electric Power Co, Inc	28,928,420	1.3
574,410		Evergy, Inc	36,745,008	1.6
		Other	73,787,832	3.1
			179,895,403	7.7

	TOTAL COMMON STOCKS (Cost $1,755,174,204)		2,303,679,723	99.0

48	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Mid-Cap Value Fund   ■  April 30, 2021

Principal	Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
		$24,592,000	1.1%
GOVERNMENT AGENCY DEBT		2,596,000	0.1
	TOTAL SHORT-TERM INVESTMENTS (Cost $27,187,732)	27,188,000	1.2
	TOTAL PORTFOLIO (Cost $1,782,361,936)	2,330,867,723	100.2
	OTHER ASSETS & LIABILITIES, NET	(4,866,923)	(0.2)
	NET ASSETS	$2,326,000,800	100.0%

*	Non-income producing

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	49

Summary portfolio of investments (unaudited)

Quant Small-Cap Equity Fund   ■  April 30, 2021

Shares			Company	Value	% of net assets
COMMON STOCKS

AUTOMOBILES & COMPONENTS				$33,876,667	1.1%
BANKS
304,550			Essent Group Ltd	16,013,239	0.5
217,150			Glacier Bancorp, Inc	12,800,992	0.4
854,250			Investors Bancorp, Inc	12,506,220	0.4
282,780			Pacific Premier Bancorp, Inc	12,450,803	0.4
707,850			Radian Group, Inc	17,441,424	0.6
615,742			United Community Banks, Inc	20,147,078	0.7
135,800			Walker & Dunlop, Inc	15,053,430	0.5
			Other	204,848,861	6.6
				311,262,047	10.1
CAPITAL GOODS
237,184			Advanced Drainage Systems, Inc	26,483,965	0.9
179,703		*	Atkore International Group, Inc	14,067,151	0.5
219,950			Boise Cascade Co	14,675,064	0.5
616,818		*	Builders FirstSource, Inc	30,020,532	1.0
318,700			Comfort Systems USA, Inc	26,248,132	0.9
306,430			Federal Signal Corp	12,695,395	0.4
486,860		*	Plug Power, Inc	13,880,379	0.5
69,578		*	RBC Bearings, Inc	13,875,941	0.4
326,844			Rexnord Corp	16,319,321	0.5
461,760		*	WillScot Mobile Mini Holdings Corp	13,515,715	0.4
			Other	193,585,751	6.2
				375,367,346	12.2
COMMERCIAL & PROFESSIONAL SERVICES
390,180			KBR, Inc	15,435,521	0.5
234,028		*	TriNet Group, Inc	18,420,344	0.6
438,330		*	Upwork, Inc	20,189,480	0.6
			Other	57,610,694	1.9
				111,656,039	3.6
CONSUMER DURABLES & APPAREL
180,790		*	Crocs, Inc	18,100,695	0.6
503,780		*	Sonos, Inc	20,166,313	0.7
195,920	*		YETI Holdings, Inc	16,735,486	0.5
			Other	76,373,328	2.5
				131,375,822	4.3
CONSUMER SERVICES
282,160		*	SeaWorld Entertainment, Inc	15,451,082	0.5
			Other	131,848,500	4.3
				147,299,582	4.8
DIVERSIFIED FINANCIALS
433,914			Stifel Financial Corp	30,022,510	1.0
			Other	68,634,617	2.2
				98,657,127	3.2
ENERGY
449,710		*	Green Plains Inc	13,401,358	0.4
			Other	83,307,777	2.7
				96,709,135	3.1
Shares		Company	Value	% of net assets
FOOD & STAPLES RETAILING
481,911	*	BJ’s Wholesale Club Holdings, Inc	$21,526,964	0.7%
		Other	17,125,127	0.5
			38,652,091	1.2
FOOD, BEVERAGE & TOBACCO			54,201,855	1.8
HEALTH CARE EQUIPMENT & SERVICES
568,720	*	R1 RCM, Inc	15,514,682	0.5
285,850	*	Tenet Healthcare Corp	16,939,471	0.6
		Other	186,551,472	6.0
			219,005,625	7.1
HOUSEHOLD & PERSONAL PRODUCTS			25,328,600	0.8
INSURANCE			43,155,770	1.4
MATERIALS
255,970		Louisiana-Pacific Corp	16,863,304	0.5
152,410		Sensient Technologies Corp	12,534,198	0.4
550,540	*	Summit Materials, Inc	15,850,047	0.5
709,770		United States Steel Corp	16,331,808	0.5
		Other	103,591,516	3.4
			165,170,873	5.3
MEDIA & ENTERTAINMENT
672,970		TEGNA, Inc	13,499,778	0.4
		Other	48,958,486	1.6
			62,458,264	2.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
221,334	*	Natera, Inc	24,351,167	0.8
96,300	*	Novavax, Inc	22,816,359	0.7
		Other	304,002,833	9.9
			351,170,359	11.4
REAL ESTATE
93,160		EastGroup Properties, Inc	14,780,766	0.5
364,410		National Storage Affiliates Trust	16,558,790	0.5
121,938		PS Business Parks, Inc	19,799,073	0.6
429,500		STAG Industrial, Inc	15,681,045	0.5
		Other	133,061,112	4.4
			199,880,786	6.5
RETAILING
419,140		Rent-A-Center, Inc	24,121,507	0.8
124,360	*	Sleep Number Corp	13,914,640	0.4
		Other	125,708,055	4.1
			163,744,202	5.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
143,061		Brooks Automation, Inc	14,496,371	0.5
313,647	*	Lattice Semiconductor Corp	15,779,580	0.5
		Other	63,128,381	2.0
			93,404,332	3.0
SOFTWARE & SERVICES
328,840	*	Digital Turbine, Inc	24,804,401	0.8
150,790	*	Workiva, Inc	14,174,260	0.5
		Other	123,219,372	4.0
			162,198,033	5.3

50	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Quant Small-Cap Equity Fund   ■  April 30, 2021

Shares		Company	Value	% of net assets
TECHNOLOGY HARDWARE & EQUIPMENT
403,731	*	Sanmina Corp	$16,488,374	0.5%
		Other	65,674,755	2.2
			82,163,129	2.7
TELECOMMUNICATION SERVICES			19,728,666	0.6
TRANSPORTATION			39,452,160	1.3
UTILITIES
180,058		Black Hills Corp	12,420,401	0.4
		Other	39,149,857	1.3
			51,570,258	1.7

	TOTAL COMMON STOCKS (Cost $2,006,613,328)		3,077,488,768	99.8

Principal		Issuer
SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$13,001,000		1.000%, 05/05/21	13,001,000	0.4
		Other	2,740,000	0.1
			15,741,000	0.5
TREASURY DEBT			479,998	0.0
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
30,680,500	c	State Street Navigator Securities Lending Government Money Market Portfolio 0.020%	$30,680,500	1.0%
			30,680,500	1.0
	TOTAL SHORT-TERM INVESTMENTS (Cost $46,901,486)		46,901,498	1.5
	TOTAL PORTFOLIO (Cost $2,053,514,814)		3,124,390,266	101.3
	OTHER ASSETS & LIABILITIES, NET		(40,269,401)	(1.3)
	NET ASSETS		$3,084,120,865	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 04/30/21, the aggregate value of securities on loan is $65,488,320. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of April 30, 2021 were as follows:

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
CME E-mini Russell 2000 Index Futures	130		06/18/21	$14,195,329	$14,699,750	$504,421

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	51

Summary portfolio of investments (unaudited)

Quant Small/Mid-Cap Equity Fund   ■  April 30, 2021

Shares		Company	Value	% of net assets
COMMON STOCKS

AUTOMOBILES & COMPONENTS			$14,177,007	1.2%
BANKS
450,902		First Bancorp (Puerto Rico)	5,667,838	0.5
		Other	82,697,667	6.9
			88,365,505	7.4
CAPITAL GOODS
68,732		Advanced Drainage Systems, Inc	7,674,615	0.7
77,046	*	Aecom Technology Corp	5,118,166	0.4
35,830		AGCO Corp	5,228,314	0.4
38,270		Allegion plc	5,142,723	0.4
95,958	*	Atkore International Group, Inc	7,511,592	0.6
143,406	*	Builders FirstSource, Inc	6,979,570	0.6
60,321		EMCOR Group, Inc	7,226,456	0.6
98,331		UFP Industries, Inc	8,263,737	0.7
		Other	108,960,987	9.3
			162,106,160	13.7
COMMERCIAL & PROFESSIONAL SERVICES
62,589		Booz Allen Hamilton Holding Co	5,191,757	0.4
		Other	18,220,817	1.6
			23,412,574	2.0
CONSUMER DURABLES & APPAREL
63,057	*	CROCS, Inc	6,313,267	0.5
105,365		Pulte Homes, Inc	6,229,179	0.5
130,000	*	Sonos, Inc	5,203,900	0.5
138,770		Tempur Sealy International, Inc	5,292,688	0.5
67,430	*	YETI Holdings, Inc	5,759,871	0.5
		Other	25,216,549	2.1
			54,015,454	4.6
CONSUMER SERVICES
78,820	*	Boyd Gaming Corp	5,213,943	0.4
		Other	30,826,159	2.6
			36,040,102	3.0
DIVERSIFIED FINANCIALS
82,000	e	iShares Russell 2000 Index Fund	18,440,980	1.6
67,303		LPL Financial Holdings, Inc	10,546,380	0.9
		Other	44,450,880	3.7
			73,438,240	6.2
ENERGY
456,060		Marathon Oil Corp	5,135,235	0.4
		Other	24,932,843	2.1
			30,068,078	2.5
FOOD & STAPLES RETAILING
150,624	*	United Natural Foods, Inc	5,552,001	0.5
		Other	8,832,772	0.7
			14,384,773	1.2
FOOD, BEVERAGE & TOBACCO
59,623		Bunge Ltd	5,033,374	0.4
65,530		Lamb Weston Holdings, Inc	5,275,165	0.5
		Other	9,336,829	0.8
			19,645,368	1.7
Shares		Company	Value	% of net assets
HEALTH CARE EQUIPMENT & SERVICES
30,160	*	Molina Healthcare, Inc	$7,693,816	0.6%
		Other	52,800,913	4.5
			60,494,729	5.1
HOUSEHOLD & PERSONAL PRODUCTS			13,393,780	1.1
INSURANCE
47,721		American Financial Group, Inc	5,863,002	0.5
102,460		Brown & Brown, Inc	5,448,823	0.5
64,340		W.R. Berkley Corp	5,129,185	0.4
		Other	13,275,775	1.1
			29,716,785	2.5
MATERIALS
30,622		Avery Dennison Corp	6,558,314	0.6
75,670		Louisiana-Pacific Corp	4,985,140	0.4
35,984		Reliance Steel & Aluminum Co	5,768,595	0.5
24,613		Scotts Miracle-Gro Co (Class A)	5,689,541	0.5
		Other	39,872,761	3.3
			62,874,351	5.3
MEDIA & ENTERTAINMENT			23,439,521	2.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
22,432	*	Charles River Laboratories International, Inc	7,457,518	0.6
104,683	*	Horizon Therapeutics Plc	9,905,105	0.8
32,641	*	PRA Health Sciences, Inc	5,447,456	0.5
		Other	80,221,931	6.8
			103,032,010	8.7
REAL ESTATE
138,620		American Homes 4 Rent	5,134,485	0.4
78,256		Equity Lifestyle Properties, Inc	5,430,966	0.5
		Other	76,721,444	6.5
			87,286,895	7.4
RETAILING
28,930	*	Etsy, Inc	5,750,995	0.5
87,120		Kohl’s Corp	5,110,459	0.4
15,530		Pool Corp	6,561,736	0.6
9,190	*	RH	6,322,904	0.5
		Other	39,462,102	3.3
			63,208,196	5.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
57,213		Brooks Automation, Inc	5,797,393	0.5
53,349		Teradyne, Inc	6,672,893	0.6
		Other	29,890,284	2.5
			42,360,570	3.6
SOFTWARE & SERVICES
39,431	*	Five9, Inc	7,411,845	0.6
134,620	*	Nuance Communications, Inc	7,157,745	0.6
39,681		Pegasystems, Inc	5,037,106	0.4
52,433	*	SPS Commerce, Inc	5,371,237	0.5
36,332	*	Zendesk, Inc	5,309,922	0.4
		Other	66,437,570	5.7
			96,725,425	8.2
TECHNOLOGY HARDWARE & EQUIPMENT			42,285,487	3.6

52	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Quant Small/Mid-Cap Equity Fund   ■  April 30, 2021

Shares		Company	Value	% of net assets
TELECOMMUNICATION SERVICES			$4,147,847	0.3%
TRANSPORTATION
91,755	*	Hub Group, Inc (Class A)	6,030,138	0.5
29,914		Landstar System, Inc	5,153,584	0.4
		Other	13,436,994	1.2
			24,620,716	2.1
UTILITIES			14,286,022	1.2
	TOTAL COMMON STOCKS (Cost $786,678,469)		1,183,525,595	99.9

Principal		Issuer

SHORT-TERM INVESTMENTS

REPURCHASE AGREEMENT
		Fixed Income Clearing Corp (FICC)
$6,280,000	r	0.005%, 5/3/21	6,280,000	0.5
			6,280,000	0.5
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
29,158,029	c	State Street Navigator Securities Lending Government Money Market Portfolio 0.020%	$29,158,029	2.5%
			29,158,029	2.5
	TOTAL SHORT-TERM INVESTMENTS (Cost $35,438,029)		35,438,029	3.0
	TOTAL PORTFOLIO (Cost $822,116,498)		1,218,963,624	102.9
	OTHER ASSETS & LIABILITIES, NET		(33,925,886)	(2.9)
	NET ASSETS		$1,185,037,738	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $29,955,232. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.
r	Agreement with Fixed Income Clearing Corporation, 0.005% dated 4/30/21 to be repurchased at $6,280,000 on 5/3/21, collateralized by U.S. Treasury Notes valued at $6,405,626.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	53

Summary portfolio of investments (unaudited)

Social Choice Equity Fund  ■  April 30, 2021

Shares		Company	Value	% of net assets
COMMON STOCKS

AUTOMOBILES & COMPONENTS
170,522	*	Tesla, Inc	$120,975,128	1.7%
		Other	19,257,488	0.3
			140,232,616	2.0
BANKS
251,083		PNC Financial Services Group, Inc	46,939,967	0.7
		Other	180,933,921	2.5
			227,873,888	3.2
CAPITAL GOODS
213,347		3M Co	42,059,228	0.6
218,248		Caterpillar, Inc	49,784,551	0.7
135,980		Deere & Co	50,428,183	0.7
		Other	284,351,641	4.1
			426,623,603	6.1
COMMERCIAL & PROFESSIONAL SERVICES			112,204,955	1.6
CONSUMER DURABLES & APPAREL
462,257		Nike, Inc (Class B)	61,304,523	0.9
		Other	48,857,276	0.7
			110,161,799	1.6
CONSUMER SERVICES
20,720	*	Booking Holdings, Inc	51,097,178	0.7
481,777		Starbucks Corp	55,158,649	0.8
		Other	108,429,897	1.6
			214,685,724	3.1
DIVERSIFIED FINANCIALS
316,873		American Express Co	48,592,475	0.7
66,250		BlackRock, Inc	54,278,625	0.8
616,865		Charles Schwab Corp	43,427,296	0.6
350,309		Intercontinental Exchange Group, Inc	41,234,872	0.6
613,023		Morgan Stanley	50,605,049	0.7
107,469		S&P Global, Inc	41,954,823	0.6
		Other	172,800,839	2.5
			452,893,979	6.5
ENERGY
501,595		Chevron Corp	51,699,397	0.7
		Other	137,426,584	2.0
			189,125,981	2.7

FOOD & STAPLES RETAILING			48,113,874	0.7
FOOD, BEVERAGE & TOBACCO
1,106,400		Coca-Cola Co	59,723,472	0.9
466,553		PepsiCo, Inc	67,258,281	1.0
		Other	59,213,984	0.8
			186,195,737	2.7
HEALTH CARE EQUIPMENT & SERVICES
191,615		Cigna Corp	47,714,051	0.7
		Other	394,693,566	5.6
			442,407,617	6.3
HOUSEHOLD & PERSONAL PRODUCTS
641,116		Procter & Gamble Co	85,537,697	1.2
		Other	70,700,425	1.0
			156,238,122	2.2
Shares		Company	Value	% of net assets
INSURANCE			$189,468,116	2.7%
MATERIALS
194,299		Ecolab, Inc	43,546,292	0.6
206,745		Linde plc	59,095,991	0.8
		Other	120,588,621	1.8
			223,230,904	3.2
MEDIA & ENTERTAINMENT
56,887	*	Alphabet, Inc (Class A)	133,883,555	1.9
55,165	*	Alphabet, Inc (Class C)	132,954,270	1.9
		Other	297,767,139	4.2
			564,604,964	8.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
387,840		AbbVie, Inc	43,244,160	0.6
180,747		Amgen, Inc	43,314,211	0.6
694,911		Bristol-Myers Squibb Co	43,376,345	0.6
279,150		Eli Lilly & Co	51,020,245	0.7
688,678		Merck & Co, Inc	51,306,511	0.7
117,437		Thermo Fisher Scientific, Inc	55,222,401	0.8
		Other	213,792,622	3.1
			501,276,495	7.1
REAL ESTATE
206,290		American Tower Corp	52,556,503	0.8
		Other	182,075,161	2.5
			234,631,664	3.3
RETAILING
257,453		Home Depot, Inc	83,329,813	1.2
212,649		Lowe’s Companies, Inc	41,732,366	0.6
226,308		Target Corp	46,904,596	0.7
		Other	142,588,949	2.0
			314,555,724	4.5
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
383,762		Applied Materials, Inc	50,929,055	0.7
1,272,342		Intel Corp	73,197,835	1.1
70,704		Lam Research Corp	43,868,297	0.6
154,078		NVIDIA Corp	92,505,350	1.3
341,844		Texas Instruments, Inc	61,706,260	0.9
		Other	39,937,209	0.6
			362,144,006	5.2
SOFTWARE & SERVICES
220,982		Accenture plc	64,078,151	0.9
146,354	*	Adobe, Inc	74,397,592	1.0
388,803		International Business Machines Corp	55,163,370	0.8
113,870		Intuit, Inc	46,932,659	0.7
234,672		Mastercard, Inc (Class A)	89,658,784	1.3
1,364,381		Microsoft Corp	344,069,601	4.9
323,933	*	PayPal Holdings, Inc	84,964,387	1.2
292,774	*	salesforce.com, Inc	67,431,708	1.0
		Other	298,970,952	4.2
			1,125,667,204	16.0

54	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Social Choice Equity Fund  ■  April 30, 2021

Shares	Company	Value	% of net assets
TECHNOLOGY HARDWARE & EQUIPMENT
1,318,948	Cisco Systems, Inc	$67,147,643	1.0%
1,221,596	HP, Inc	41,668,640	0.6
	Other	198,541,006	2.8
		307,357,289	4.4
TELECOMMUNICATION SERVICES
1,261,731	Verizon Communications, Inc	72,915,434	1.0
	Other	40,132,887	0.6
		113,048,321	1.6
TRANSPORTATION
284,796	United Parcel Service, Inc (Class B)	58,058,513	0.8
	Other	121,489,137	1.8
		179,547,650	2.6
UTILITIES		171,477,329	2.4
	TOTAL COMMON STOCKS (Cost $4,205,528,312)	6,993,767,561	99.7

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT		45,992,000	0.6
REPURCHASE AGREEMENT		5,705,000	0.1
TREASURY DEBT		4,332,000	0.1
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
37,193,500	c	State Street Navigator Securities Lending Government Money Market Portfolio 0.020%	$37,193,500	0.5%
			37,193,500	0.5
	TOTAL SHORT-TERM INVESTMENTS (Cost $93,222,065)		93,222,500	1.3
	TOTAL PORTFOLIO (Cost $4,298,750,377)		7,086,990,061	101.0
	OTHER ASSETS & LIABILITIES, NET		(73,320,447)	(1.0)
	NET ASSETS		$7,013,669,614	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 04/30/21, the aggregate value of securities on loan is $55,425,854. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of April 30, 2021 were as follows:

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
S&P 500 E Mini Index	270		06/18/21	$55,762,473	$56,354,400	$591,927

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	55

Summary portfolio of investments (unaudited)

Social Choice Low Carbon Equity Fund  ■  April 30, 2021

Shares		Company	Value	% of net assets
COMMON STOCKS

AUTOMOBILES & COMPONENTS
18,724	*	Tesla, Inc	$13,283,554	1.8%
		Other	1,643,480	0.2
			14,927,034	2.0
BANKS
89,145		Citigroup, Inc	6,350,690	0.8
28,192		PNC Financial Services Group, Inc	5,270,494	0.7
88,550		Truist Financial Corp	5,251,901	0.7
		Other	10,617,482	1.4
			27,490,567	3.6
CAPITAL GOODS
28,209		3M Co	5,561,122	0.7
25,080		Caterpillar, Inc	5,720,999	0.7
13,604		Deere & Co	5,045,043	0.7
		Other	35,879,759	4.7
			52,206,923	6.8
COMMERCIAL & PROFESSIONAL SERVICES			11,768,309	1.5
CONSUMER DURABLES & APPAREL
50,731		Nike, Inc (Class B)	6,727,945	0.9
		Other	4,660,069	0.6
			11,388,014	1.5
CONSUMER SERVICES
2,284	*	Booking Holdings, Inc	5,632,527	0.7
52,453		Starbucks Corp	6,005,344	0.8
		Other	12,209,865	1.6
			23,847,736	3.1
DIVERSIFIED FINANCIALS
37,372		American Express Co	5,730,996	0.8
7,217		BlackRock, Inc	5,912,888	0.8
71,143		Morgan Stanley	5,872,855	0.8
13,726		S&P Global, Inc	5,358,493	0.7
		Other	22,335,967	2.8
			45,211,199	5.9
ENERGY			15,023,399	2.0
FOOD & STAPLES RETAILING			4,048,198	0.5
FOOD, BEVERAGE & TOBACCO
137,059		Coca-Cola Co	7,398,445	1.0
50,198		PepsiCo, Inc	7,236,543	1.0
		Other	7,923,264	1.0
			22,558,252	3.0
HEALTH CARE EQUIPMENT & SERVICES
20,521		Cigna Corp	5,109,934	0.7
		Other	39,129,757	5.1
			44,239,691	5.8
HOUSEHOLD & PERSONAL PRODUCTS
71,201		Procter & Gamble Co	9,499,637	1.2
		Other	7,583,405	1.0
			17,083,042	2.2
Shares		Company	Value	% of net assets
INSURANCE
30,140		Chubb Ltd	$5,171,723	0.7%
		Other	19,168,443	2.5
			24,340,166	3.2
MATERIALS			23,347,932	3.1
MEDIA & ENTERTAINMENT
6,193	*	Alphabet, Inc (Class A)	14,575,225	1.9
6,018	*	Alphabet, Inc (Class C)	14,504,102	1.9
		Other	32,508,484	4.3
			61,587,811	8.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
23,772		Amgen, Inc	5,696,722	0.8
96,257		Bristol-Myers Squibb Co	6,008,362	0.8
29,893		Eli Lilly & Co	5,463,544	0.7
92,598		Merck & Co, Inc	6,898,551	0.9
14,657		Thermo Fisher Scientific, Inc	6,892,161	0.9
30,544		Zoetis, Inc	5,285,028	0.7
		Other	20,417,829	2.6
			56,662,197	7.4
REAL ESTATE
22,469		American Tower Corp	5,724,427	0.8
45,213		Prologis, Inc	5,268,671	0.7
		Other	16,308,696	2.1
			27,301,794	3.6
RETAILING
30,687		Home Depot, Inc	9,932,461	1.3
28,606		Lowe’s Companies, Inc	5,613,927	0.8
24,877		Target Corp	5,156,007	0.7
		Other	14,416,662	1.8
			35,119,057	4.6
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
42,948		Applied Materials, Inc	5,699,629	0.7
136,240		Intel Corp	7,837,887	1.0
8,105		Lam Research Corp	5,028,747	0.7
16,660		NVIDIA Corp	10,002,331	1.3
35,907		Texas Instruments, Inc	6,481,572	0.9
		Other	4,078,648	0.5
			39,128,814	5.1
SOFTWARE & SERVICES
24,109		Accenture plc	6,990,887	0.9
15,804	*	Adobe, Inc	8,033,805	1.0
42,858		International Business Machines Corp	6,080,693	0.8
25,308		Mastercard, Inc (Class A)	9,669,174	1.3
148,033		Microsoft Corp	37,330,962	4.9
34,916	*	PayPal Holdings, Inc	9,158,118	1.2
31,338	*	salesforce.com, Inc	7,217,768	1.0
		Other	30,961,386	4.0
			115,442,793	15.1
TECHNOLOGY HARDWARE & EQUIPMENT
147,324		Cisco Systems, Inc	7,500,265	1.0
		Other	28,372,110	3.7
			35,872,375	4.7

56	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Social Choice Low Carbon Equity Fund  ■  April 30, 2021

Shares		Company	Value	% of net assets
TELECOMMUNICATION SERVICES
37,688	*	T-Mobile US, Inc	$4,979,715	0.7%
138,671		Verizon Communications, Inc	8,013,797	1.1
		Other	503,902	0.0
			13,497,414	1.8
TRANSPORTATION
50,024		CSX Corp	5,039,918	0.7
32,259		United Parcel Service, Inc (Class B)	6,576,320	0.9
		Other	2,830,843	0.3
			14,447,081	1.9
UTILITIES			13,585,600	1.8
	TOTAL COMMON STOCKS (Cost $569,797,797)		750,125,398	98.3

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$5,000,000		0.500%, 05/26/21	5,000,000	0.6
		Other	2,000,000	0.3
			7,000,000	0.9
REPURCHASE AGREEMENT			4,075,000	0.5
TREASURY DEBT			1,589,992	0.2
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
588,912	c	State Street Navigator Securities Lending Government Money Market Portfolio 0.020%	$588,912	0.1%
			588,912	0.1
	TOTAL SHORT-TERM INVESTMENTS (Cost $13,253,878)		13,253,904	1.7
	TOTAL PORTFOLIO (Cost $583,051,675)		763,379,302	100.0
	OTHER ASSETS & LIABILITIES, NET		59,851	0.0
	NET ASSETS		$763,439,153	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 04/30/21, the aggregate value of securities on loan is $3,085,410. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of April 30, 2021 were as follows:

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
S&P 500 E Mini Index	52		06/18/21	$10,830,351	$10,853,440	$23,089

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	57

Summary portfolio of investments (unaudited)

Emerging Markets Equity Fund  ■  April 30, 2021

Shares		Company	Value	% of net assets
COMMON STOCKS

BRAZIL
9,984,365		Arcos Dorados Holdings, Inc	$57,210,411	3.5%
1,200,100	*	B2W Companhia Global Do Varejo	14,872,973	0.9
3,043,270		Banco Bradesco S.A. (Preference)	13,361,804	0.8
1,868,800		Cia Brasileira de Distribuicao	14,012,431	0.9
4,998,300		Itau Unibanco Holding S.A.	25,331,725	1.6
10,111,950		Lojas Americanas S.A. (Preference)	38,831,616	2.4
2,271,100		Sendas Distribuidora S.A.	33,819,512	2.1
236,805	*	StoneCo Ltd	15,307,075	1.0
		Other	14,517,175	0.9
			227,264,722	14.1
CHINA
4,613,500		AAC Technologies Holdings, Inc	25,610,360	1.6
529,651	*	Alibaba Group Holding Ltd (ADR)	122,322,899	7.6
204,465	*	Baidu, Inc (ADR)	43,005,123	2.7
475,702	*,e	Baozun, Inc (ADR)	16,511,616	1.0
3,602,900		China Vanke Co Ltd (Class A)	15,664,218	1.0
9,745,755		Foxconn Industrial Internet Co Ltd	20,669,859	1.3
7,238,000		Geely Automobile Holdings Ltd	18,852,759	1.2
349,367	*	Huazhu Group Ltd (ADR)	20,598,678	1.3
2,216,585	*,e	HUYA, Inc (ADR)	39,056,228	2.4
1,433,707	*	iClick Interactive Asia Group Ltd (ADR)	18,494,820	1.1
580,259	*	JD.com, Inc (ADR)	44,888,836	2.8
3,014,863		Ping An Insurance Group Co of China Ltd (Class A)	33,690,600	2.1
1,001,776		Tencent Holdings Ltd	79,913,666	4.9
888,899	*	Tencent Music Entertainment (ADR)	15,484,621	0.9
		Other	22,125,394	1.4
			536,889,677	33.3
HONG KONG
2,017,340	*	Melco Crown Entertainment Ltd (ADR)	38,914,489	2.4
			38,914,489	2.4
INDIA
22,956,912		Edelweiss Capital Ltd	18,082,213	1.1
1,561,784	*	ICICI Bank Ltd	12,651,183	0.8
1,771,734		Piramal Healthcare Ltd	40,103,847	2.5
2,422,304		Reliance Industries Ltd	65,078,094	4.0
			135,915,337	8.4
INDONESIA
44,911,400		Astra International Tbk PT	17,067,902	1.1
9,237,400		PT United Tractors Tbk	13,519,771	0.8
			30,587,673	1.9
ITALY			5,849,175	0.4
KOREA, REPUBLIC OF
89,679		Amorepacific Corp	21,738,644	1.4
406,903		KB Financial Group, Inc	20,031,254	1.2
1,151,814		Samsung Electronics Co Ltd	83,950,515	5.2
		Other	6,233,463	0.4
			131,953,876	8.2
Shares		Company	Value	% of net assets
MACAU
1,730,079	*	Galaxy Entertainment Group Ltd	$15,186,843	0.9%
21,172,100	*	Wynn Macau Ltd	40,604,088	2.5
			55,790,931	3.4
MEXICO
268,419		Fomento Economico Mexicano SAB de C.V. (ADR)	20,802,473	1.3
3,015,348	*	Grupo Televisa SAB (ADR)	37,330,008	2.3
11,771,900		Wal-Mart de Mexico SAB de C.V.	38,534,565	2.4
			96,667,046	6.0
RUSSIA
1,203,004		Sberbank of Russia (ADR)	18,971,373	1.2
		Other	11,909,679	0.7
			30,881,052	1.9
SOUTH AFRICA
121,229	*	Capitec Bank Holdings Ltd	12,425,084	0.8
285,182		Naspers Ltd (N Shares)	64,901,716	4.0
			77,326,800	4.8
TAIWAN
4,735,000		ASE Technology Holding Co Ltd	19,786,319	1.2
1,167,000		Delta Electronics, Inc	12,501,973	0.8
66,117	*	Sea Ltd (ADR)	16,697,187	1.1
4,237,400		Taiwan Semiconductor Manufacturing Co Ltd	89,237,979	5.5
			138,223,458	8.6
TANZANIA, UNITED REPUBLIC OF
1,649,861		AngloGold Ashanti Ltd (ADR)	33,954,139	2.1
			33,954,139	2.1
THAILAND
12,276,100		PTT PCL (ADR)	15,713,187	1.0
			15,713,187	1.0
TURKEY
5,495,500		Anadolu Efes Biracilik Ve Malt Sanayii AS	15,480,001	1.0
18,860,282		Turkiye Garanti Bankasi AS	16,439,662	1.0
			31,919,663	2.0
UNITED STATES
129,816	*	Wynn Resorts Ltd	16,668,374	1.0
			16,668,374	1.0
	TOTAL COMMON STOCKS (Cost $1,347,655,459)		1,604,519,599	99.5
PREFERRED STOCKS
PHILIPPINES			3,576	0.0
	TOTAL PREFERRED STOCKS (Cost $4,057)		3,576	0.0

58	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Emerging Markets Equity Fund  ■  April 30, 2021

Shares		Company	Value	% of net assets
SHORT-TERM INVESTMENTS

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
37,660,366	c	State Street Navigator Securities Lending Government Money Market Portfolio 0.020%	$37,660,366	2.3%
			37,660,366	2.3
	TOTAL SHORT-TERM INVESTMENTS (Cost $37,660,366)		37,660,366	2.3
	TOTAL PORTFOLIO (Cost $1,385,319,882)		1,642,183,541	101.8
	OTHER ASSETS & LIABILITIES, NET		(29,515,800)	(1.8)
	NET ASSETS		$1,612,667,741	100.0%

Abbreviation(s):

ADR American Depositary Receipt

*	Non-income producing
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $39,456,925. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Summary of market values by sector (unaudited)

Emerging Markets Equity Fund  ■  April 30, 2021

Sector	Value	% of net assets
CONSUMER DISCRETIONARY	$565,019,209	35.0%
INFORMATION TECHNOLOGY	267,064,079	16.6
COMMUNICATION SERVICES	249,981,654	15.5
FINANCIALS	211,088,747	13.1
CONSUMER STAPLES	144,387,625	9.0
ENERGY	94,311,051	5.8
MATERIALS	57,003,016	3.5
REAL ESTATE	15,667,794	1.0
SHORT-TERM INVESTMENTS	37,660,366	2.3
OTHER ASSETS & LIABILITIES, NET	(29,515,800)	(1.8)
NET ASSETS	$1,612,667,741	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	59

Summary portfolio of investments (unaudited)

International Equity Fund  ■  April 30, 2021

Shares		Company	Value	% of net assets
COMMON STOCKS

AUSTRALIA
2,452,367		BHP Billiton Ltd	$89,256,062	1.5%
1,386,403		Commonwealth Bank of Australia	94,908,403	1.5
1,029,515		Rio Tinto plc	86,229,255	1.4
		Other	115,442,570	1.9
			385,836,290	6.3
BRAZIL			83,081,751	1.4
CHINA			144,500,578	2.4
DENMARK
596,173		DSV AS	132,821,454	2.2
		Other	39,758,304	0.6
			172,579,758	2.8
FINLAND			40,614,085	0.7
FRANCE
1,245,895	*	Airbus SE	149,830,891	2.4
1,833,748		BNP Paribas S.A.	117,575,694	1.9
1,696,914		Compagnie de Saint-Gobain	107,067,012	1.7
5,099,001		Credit Agricole S.A.	78,872,407	1.3
330,078		Dassault Systemes S.A.	76,569,001	1.3
541,035		Essilor International S.A.	90,049,741	1.5
114,204		Kering	91,512,968	1.5
881,469		Schneider Electric S.A.	140,643,443	2.3
1,802,747		Total S.A.	79,677,371	1.3
648,491		Vinci S.A.	71,158,716	1.2
		Other	35,180,758	0.6
			1,038,138,002	17.0
GERMANY
213,625		Adidas-Salomon AG.	65,980,392	1.1
822,926		HeidelbergCement AG.	75,407,399	1.3
2,757,451		Infineon Technologies AG.	110,575,256	1.8
851,941		Lanxess AG.	62,696,362	1.0
1,105,211		Siemens AG.	184,387,743	3.0
306,849		Volkswagen AG. (Preference)	79,891,039	1.3
		Other	84,701,625	1.4
			663,639,816	10.9
HONG KONG
1,927,924		Hong Kong Exchanges and Clearing Ltd	116,275,071	1.9
			116,275,071	1.9
IRELAND
2,083,623		CRH plc	98,314,092	1.6
			98,314,092	1.6
ITALY
6,490,460		Enel S.p.A.	64,445,899	1.0
1,271,861	e	Moncler S.p.A	77,952,923	1.3
			142,398,822	2.3
Shares		Company	Value	% of net assets
JAPAN
3,900,000		Daiichi Sankyo Co Ltd	$99,607,602	1.6%
384,116		Daikin Industries Ltd	77,481,830	1.3
332,400	*	Fanuc Ltd	76,545,976	1.2
2,670,079	*	Hitachi Ltd	132,162,812	2.2
219,028		Nintendo Co Ltd	125,646,024	2.0
2,327,800		Recruit Holdings Co Ltd	104,954,636	1.7
978,400		Shiseido Co Ltd	71,199,404	1.2
1,875,959		Sony Corp	187,556,319	3.1
1,891,400		Sumitomo Mitsui Financial Group, Inc	66,442,461	1.1
1,607,989	*	Toyota Motor Corp	120,316,445	2.0
		Other	137,436,634	2.2
			1,199,350,143	19.6
KOREA, REPUBLIC OF
78,511		LG Chem Ltd	65,539,999	1.1
		Other	22,545,887	0.3
			88,085,886	1.4
NETHERLANDS
289,286		ASML Holding NV	187,787,542	3.1
10,575,246		ING Groep NV	135,098,553	2.2
4,223,690		Royal Dutch Shell plc (A Shares)	79,474,059	1.3
			402,360,154	6.6
RUSSIA			109,660,824	1.8
SPAIN
13,275,902		Banco Bilbao Vizcaya Argentaria S.A.	74,339,490	1.2
			74,339,490	1.2
SWITZERLAND
6,088,422		Credit Suisse Group	63,806,516	1.0
117,594	*	Lonza Group AG.	74,756,169	1.2
565,936		Nestle S.A.	67,533,534	1.1
346,700		Roche Holding AG.	113,078,142	1.9
		Other	6,988,404	0.1
			326,162,765	5.3
TAIWAN			47,851,142	0.8
UNITED KINGDOM
1,359,355		Ashtead Group plc	87,339,808	1.4
1,304,268		AstraZeneca plc	138,831,336	2.3
46,566,922		Barclays plc	112,737,063	1.8
2,253,866		Diageo plc	101,179,119	1.7
353,094		Linde plc (Xetra)	100,927,344	1.7
747,069		Reckitt Benckiser Group plc	66,517,233	1.1
20,643,032		Tesco plc	63,014,179	1.0
		Other	112,385,048	1.8
			782,931,130	12.8
UNITED STATES			101,823,949	1.7
	TOTAL COMMON STOCKS (Cost $4,528,671,824)		6,017,943,748	98.5

60	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

International Equity Fund  ■  April 30, 2021

Principal		Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT			$62,346,000	1.0%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
171	c	State Street Navigator Securities Lending Government Money Market Portfolio 0.020%	171	0.0
			171	0.0
	TOTAL SHORT-TERM INVESTMENTS (Cost $62,345,033)		62,346,171	1.0
	TOTAL PORTFOLIO (Cost $4,591,016,857)		6,080,289,919	99.5
	OTHER ASSETS & LIABILITIES, NET		32,777,764	0.5
	NET ASSETS		$6,113,067,683	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $23,878,769. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Summary of market values by sector (unaudited)

International Equity Fund  ■  April 30, 2021

Sector	Value	% of net assets
FINANCIALS	$1,170,566,868	19.2%
INDUSTRIALS	1,132,231,508	18.5
CONSUMER DISCRETIONARY	939,977,067	15.4
INFORMATION TECHNOLOGY	648,812,423	10.6
MATERIALS	646,498,607	10.6
HEALTH CARE	509,465,717	8.3
CONSUMER STAPLES	401,443,752	6.6
COMMUNICATION SERVICES	203,008,597	3.3
ENERGY	199,765,515	3.3
UTILITIES	166,173,694	2.7
SHORT-TERM INVESTMENTS	62,346,171	1.0
OTHER ASSETS & LIABILITIES, NET	32,777,764	0.5
NET ASSETS	$6,113,067,683	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	61

Summary portfolio of investments (unaudited)

International Opportunities Fund  ■  April 30, 2021

Shares		Company	Value	% of net assets
COMMON STOCKS
AUSTRALIA
272,267	*	Afterpay Touch Group Ltd	$24,521,844	1.2%
1,349,050		Australia & New Zealand Banking Group Ltd	29,765,813	1.4
		Other	71,717,155	3.3
			126,004,812	5.9
BRAZIL
585,000		Banco Inter S.A.	24,952,734	1.1
4,633,600		Itau Unibanco Holding S.A.	23,483,401	1.1
5,613,900		Magazine Luiza S.A.	20,700,549	1.0
		Other	58,771,615	2.7
			127,908,299	5.9
CANADA
1,089,847		Alimentation Couche Tard, Inc	36,929,689	1.7
309,150	e	Bank of Montreal	29,178,287	1.3
589,280		Dollarama, Inc	27,461,220	1.3
360,556	*	Lightspeed POS, Inc	25,177,173	1.2
538,500		Nutrien Ltd (Toronto)	29,725,603	1.4
28,757	*	Shopify, Inc (Class A)	33,945,028	1.6
			182,417,000	8.5
CHINA
311,000	*	JD.com, Inc (ADR)	24,058,960	1.1
252,600		Silergy Corp	25,962,343	1.2
703,300		Tencent Holdings Ltd	56,103,641	2.6
1,840,000	*,g	Wuxi Biologics Cayman, Inc	25,829,540	1.2
		Other	26,563,035	1.3
			158,517,519	7.4
DENMARK
146,100		Carlsberg AS (Class B)	25,631,788	1.2
510,300		Novo Nordisk AS	37,643,527	1.7
			63,275,315	2.9
FINLAND			2,976,545	0.1
FRANCE
171,602		Essilor International S.A.	28,561,398	1.3
83,512		L’Oreal S.A.	34,195,653	1.6
127,639		Teleperformance	49,287,069	2.3
			112,044,120	5.2
GERMANY
278,006	*	HelloFresh SE	23,062,051	1.1
		Other	93,589,810	4.3
			116,651,861	5.4
HONG KONG			18,250,269	0.9
INDONESIA
85,976,300		Bank Rakyat Indonesia	24,059,174	1.1
			24,059,174	1.1
Shares		Company	Value	% of net assets
IRELAND
491,610		CRH plc	$23,196,226	1.1%
109,518	*	Flutter Entertainment plc	22,442,572	1.0
610,422	*	Keywords Studios plc	22,812,203	1.1
587,889		Smurfit Kappa Group plc	30,053,039	1.4
			98,504,040	4.6
ITALY
1,926,620		Davide Campari-Milano NV	22,734,889	1.0
119,600		Ferrari NV	25,620,324	1.2
382,568		Moncler S.p.A	23,447,762	1.1
		Other	10,748,359	0.5
			82,551,334	3.8
JAPAN
147,099	*	SHIFT, Inc	21,412,382	1.0
		Other	195,590,394	9.1
			217,002,776	10.1
NETHERLANDS
11,177	*,g	Adyen NV	27,507,638	1.3
88,896		ASML Holding NV	57,706,081	2.7
3,492,429		ING Groep NV	44,615,710	2.0
			129,829,429	6.0
NEW ZEALAND			19,329,670	0.9
NORWAY
1,467,893		Aker BP ASA	41,804,495	1.9
1,162,538		Equinor ASA	23,474,847	1.1
			65,279,342	3.0
PHILIPPINES			18,748,822	0.9
POLAND			19,517,954	0.9
PORTUGAL
1,204,396		Jeronimo Martins SGPS S.A.	21,994,887	1.0
			21,994,887	1.0
SPAIN
376,699		Amadeus IT Holding S.A.	25,652,457	1.2
		Other	1,709	0.0
			25,654,166	1.2
SWEDEN
105,626	g	Evolution Gaming Group AB	20,851,480	1.0
287,127		Hexagon AB (B Shares)	27,426,054	1.3
652,000	e	Intrum Justitia AB	22,423,074	1.0
294,598		Swedish Match AB	24,117,113	1.1
			94,817,721	4.4
SWITZERLAND
52,867	*	Lonza Group AG.	33,608,299	1.6
98,700		Roche Holding AG.	32,191,557	1.5
		Other	18,042,891	0.8
			83,842,747	3.9
TAIWAN			17,693,608	0.8

62	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

International Opportunities Fund  ■  April 30, 2021

Shares	Company	Value	% of net assets
UNITED KINGDOM
915,246	Ashtead Group plc	$58,805,396	2.7%
457,780	Dechra Pharmaceuticals plc	25,503,628	1.2
2,207,886	Electrocomponents plc	32,496,180	1.5
85,385	Linde plc (Xetra)	24,406,196	1.1
2,502,520	* THG Holdings Ltd	21,427,845	1.0
	Other	68,438,050	3.2
		231,077,295	10.7
UNITED STATES		20,417,943	1.0
	TOTAL COMMON STOCKS (Cost $1,177,374,107)	2,078,366,648	96.5
RIGHTS / WARRANTS
AUSTRALIA		312,419	0.0
	TOTAL RIGHTS / WARRANTS (Cost $0)	312,419	0.0

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
$29,820,000	1.000%, 05/05/21	29,820,000	1.4
	Other	34,657,193	1.6
		64,477,193	3.0
REPURCHASE AGREEMENT		3,830,000	0.2
TREASURY DEBT		4,459,979	0.2
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
66,715,772	c	State Street Navigator Securities Lending Government Money Market Portfolio 0.020%	$66,715,772	3.1%
			66,715,772	3.1
	TOTAL SHORT-TERM INVESTMENTS (Cost $139,482,005)		139,482,944	6.5
	TOTAL PORTFOLIO (Cost $1,316,856,112)		2,218,162,011	103.0
	OTHER ASSETS & LIABILITIES, NET		(64,045,434)	(3.0)

	NET ASSETS		$2,154,116,577	100.0%

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $108,934,960. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/21, the aggregate value of these securities, including those in “Other,” is $119,729,540 or 5.6% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Summary of market values by sector (unaudited)

International Opportunities Fund  ■  April 30, 2021

Sector	Value	% of net assets
INFORMATION TECHNOLOGY	$439,977,380	20.4%
CONSUMER DISCRETIONARY	393,198,444	18.3
INDUSTRIALS	302,105,713	14.0
FINANCIALS	259,773,735	12.1
CONSUMER STAPLES	205,886,653	9.6
HEALTH CARE	204,849,448	9.5
MATERIALS	125,423,955	5.8
ENERGY	65,279,342	3.0
COMMUNICATION SERVICES	64,831,826	3.0
REAL ESTATE	17,352,571	0.8
SHORT-TERM INVESTMENTS	139,482,944	6.5
OTHER ASSETS & LIABILITIES, NET	(64,045,434)	(3.0)
NET ASSETS	$2,154,116,577	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	63

Summary portfolio of investments (unaudited)

Quant International Small-Cap Equity Fund  ■  April 30, 2021

Shares		Company	Value	% of net assets
COMMON STOCKS
AUSTRALIA
244,344		Ansell Ltd	$7,948,581	0.6%
438,691		carsales.com Ltd	6,701,735	0.5
3,160,599		Cleanaway Waste Management Ltd	6,929,048	0.6
1,106,213		Independence Group NL	6,320,939	0.5
		Other	45,663,684	3.7
			73,563,987	5.9
AUSTRIA
159,000		Wienerberger AG.	6,233,463	0.5
		Other	5,200,789	0.4
			11,434,252	0.9
BELGIUM			6,624,975	0.5
BRAZIL			30,359,764	2.4
BURKINA FASO			1,318,374	0.1
CANADA
1,523,249	e	Crescent Point Energy Corp	6,010,460	0.5
1,100,595	*	MEG Energy Corp	6,079,844	0.5
111,081		TFI International, Inc	9,733,087	0.8
		Other	49,610,989	3.9
			71,434,380	5.7
CHILE			3,713,743	0.3
CHINA
2,223,000		SITC International Co Ltd	8,470,561	0.7
		Other	26,167,813	2.1
			34,638,374	2.8
COLOMBIA			236,129	0.0
DENMARK
69,549		Royal Unibrew A.S.	8,495,470	0.7
		Other	14,502,336	1.1
			22,997,806	1.8
EGYPT			5,296,749	0.4
FINLAND
187,554		Kesko Oyj (B Shares)	5,710,897	0.5
192,201		Valmet Corp	8,027,716	0.6
		Other	1,068,790	0.1
			14,807,403	1.2
FRANCE			14,036,367	1.1
GERMANY
39,472		Wacker Chemie AG.	5,953,150	0.5
		Other	29,726,306	2.4
			35,679,456	2.9
GREECE			3,484,306	0.3
GUERNSEY, C.I.			452,893	0.0
HONG KONG			17,237,417	1.4
Shares		Company	Value	% of net assets
INDIA
637,996		Central Depository Services India Ltd	$6,936,175	0.6%
1,058,000	*	Jindal Steel & Power Ltd	6,283,257	0.5
		Other	18,787,792	1.5
			32,007,224	2.6
INDONESIA			16,653,715	1.3
IRELAND			683,108	0.1
ISRAEL
62,470	*	Kornit Digital Ltd	6,107,067	0.5
		Other	19,359,744	1.5
			25,466,811	2.0
ITALY
259,046		Azimut Holding S.p.A.	6,197,796	0.5
141,614		De’Longhi S.p.A.	6,189,945	0.5
		Other	18,531,208	1.5
			30,918,949	2.5
JAPAN
160,300		ASKUL Corp	5,863,932	0.5
151,900		Dowa Holdings Co Ltd	6,348,495	0.5
1,161,400	*	Fujikura Ltd	5,986,780	0.5
500,700		K’s Holdings Corp	6,830,691	0.6
269,100		Nippon Electric Glass Co Ltd	6,809,139	0.5
		Other	179,564,429	14.4
			211,403,466	17.0
KOREA, REPUBLIC OF
176,069		Samsung Techwin Co Ltd	6,081,518	0.5
293,430		Seah Besteel Corp	6,867,293	0.5
		Other	58,137,172	4.7
			71,085,983	5.7
MALAYSIA
2,840,300		Bursa Malaysia BHD	5,844,476	0.5
		Other	10,976,118	0.9
			16,820,594	1.4
MALTA			4,804,351	0.4
MEXICO			2,518,328	0.2
NETHERLANDS
28,599		ASM International NV	8,676,278	0.7
159,427	g	Signify NV	9,053,712	0.7
		Other	3,035,219	0.3
			20,765,209	1.7
NEW ZEALAND			176,686	0.0
NORWAY			5,406,529	0.4
PAKISTAN			1,142,434	0.1
PERU			5,087,280	0.4
PHILIPPINES			42,044	0.0
POLAND			1,941,738	0.2
QATAR			256,182	0.0

64	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Quant International Small-Cap Equity Fund  ■  April 30, 2021

Shares		Company	Value	% of net assets
RUSSIA			$1,365,600	0.1%
SAUDI ARABIA			2,105,737	0.2
SINGAPORE
5,902,000		Frasers Logistics & Industrial Trust	6,503,807	0.5
		Other	4,402,038	0.4
			10,905,845	0.9
SOUTH AFRICA			11,542,970	0.9
SPAIN			7,775,418	0.6
SWEDEN
227,881	*	Embracer Group AB	6,961,407	0.6
269,637		Getinge AB (B Shares)	9,119,397	0.7
256,607		Trelleborg AB (B Shares)	6,675,841	0.5
		Other	54,784,428	4.4
			77,541,073	6.2
SWITZERLAND
58,000		Cembra Money Bank AG.	6,306,773	0.5
98,000	g	Galenica AG.	6,632,297	0.5
14,295		Tecan Group AG.	6,965,746	0.6
28,765	g	VAT Group AG.	8,214,251	0.7
		Other	21,477,252	1.7
			49,596,319	4.0
TAIWAN
516,000		Simplo Technology Co Ltd	6,870,895	0.5
1,177,000		Tripod Technology Corp	5,845,658	0.5
		Other	59,715,466	4.8
			72,432,019	5.8
THAILAND			67,943	0.0
TURKEY			16,074,969	1.3
UNITED ARAB EMIRATES			448,591	0.0
UNITED KINGDOM
39,000		Games Workshop Group plc	5,843,689	0.5
588,000		Howden Joinery Group plc	6,568,837	0.5
496,698		IG Group Holdings plc	6,283,699	0.5
909,483		Rightmove plc	7,709,885	0.6
1,341,962		Rotork plc	6,378,344	0.5
957,834	*	Royal Mail plc	6,562,290	0.5
2,925,991		Tritax Big Box REIT plc	7,688,989	0.6
492,350		Unite Group plc	7,921,531	0.7
		Other	95,967,582	7.7
			150,924,846	12.1
UNITED STATES
1,129,012	g	Avast plc	7,448,445	0.6
257,882	*	Carnival plc	6,028,402	0.5
238,914		iShares MSCI EAFE Small-Cap ETF	17,813,428	1.4
		Other	13,137,872	1.1
			44,428,147	3.6
	TOTAL COMMON STOCKS (Cost $1,002,702,942)		1,239,706,483	99.4
Principal		Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			$879,000	0.1%

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
10,256,092	c	State Street Navigator Securities Lending Government Money Market Portfolio 0.020%	10,256,092	0.8
			10,256,092	0.8
	TOTAL SHORT-TERM INVESTMENTS (Cost $11,135,092)		11,135,092	0.9
	TOTAL PORTFOLIO (Cost $1,013,838,034)		1,250,841,575	100.3
	OTHER ASSETS & LIABILITIES, NET		(3,409,886)	(0.3)
	NET ASSETS		$1,247,431,689	100.0%

Abbreviation(s):

ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $28,669,686. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/21, the aggregate value of these securities, including those in “Other,” is $59,945,935 or 4.8% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	65

Summary of market values by sector (unaudited)

Quant International Small-Cap Equity Fund  ■  April 30, 2021

Sector	Value	% of net assets
INDUSTRIALS	$253,137,215	20.3%
CONSUMER DISCRETIONARY	157,461,627	12.6
INFORMATION TECHNOLOGY	146,141,655	11.7
FINANCIALS	147,012,388	11.8
MATERIALS	142,155,531	11.4
REAL ESTATE	118,608,607	9.5
HEALTH CARE	95,973,409	7.7
CONSUMER STAPLES	60,625,373	4.9
COMMUNICATION SERVICES	55,431,456	4.4
UTILITIES	34,657,594	2.8
ENERGY	28,501,628	2.3
SHORT-TERM INVESTMENTS	11,135,092	0.9
OTHER ASSETS & LIABILITIES, NET	(3,409,886)	(0.3)
NET ASSETS	$1,247,431,689	100.0%

66	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Social Choice International Equity Fund  ■  April 30, 2021

Shares	Company	Value	% of net assets
COMMON STOCKS
AUSTRALIA
228,590	Australia & New Zealand Banking Group Ltd	$5,043,673	0.6%
113,549	Commonwealth Bank of Australia	7,773,176	1.0
29,016	CSL Ltd	6,061,280	0.8
32,534	Macquarie Group Ltd	4,010,221	0.5
277,731	Westpac Banking Corp	5,352,063	0.7
	Other	24,800,059	3.1
		53,040,472	6.7
AUSTRIA		4,428,978	0.6
BELGIUM		6,964,592	0.9
CHILE		2,765,582	0.4
CHINA		2,846,462	0.4
DENMARK
106,220	Novo Nordisk AS	7,835,578	1.0
	Other	10,370,792	1.3
		18,206,370	2.3
FINLAND		7,056,170	0.9
FRANCE
169,653	AXA S.A.	4,791,853	0.6
86,976	BNP Paribas S.A.	5,576,701	0.7
26,330	Essilor International S.A.	4,382,359	0.6
4,996	Kering	4,003,352	0.5
17,142	L’Oreal S.A.	7,019,134	0.9
38,925	Schneider Electric S.A.	6,210,707	0.8
167,364	Total S.A.	7,397,113	0.9
	Other	41,953,004	5.3
		81,334,223	10.3
GERMANY
27,773	Allianz AG.	7,210,338	0.9
60,432	BASF SE	4,870,291	0.6
39,876	Bayerische Motoren Werke AG.	3,995,981	0.5
84,545	Deutsche Post AG.	4,979,460	0.6
64,282	SAP AG.	9,000,807	1.1
48,907	Siemens AG.	8,159,393	1.0
	Other	30,664,194	4.0
		68,880,464	8.7
HONG KONG
92,538	Hong Kong Exchanges and Clearing Ltd	5,581,062	0.7
	Other	17,857,662	2.3
		23,438,724	3.0
IRELAND
83,553	CRH plc	3,942,382	0.5
	Other	2,786,996	0.4
		6,729,378	0.9
ISRAEL		2,456,925	0.3
Shares		Company	Value	% of net assets
ITALY
601,898		Enel S.p.A.	$5,976,442	0.8%
1,574,888		Intesa Sanpaolo S.p.A.	4,390,650	0.6
		Other	6,954,870	0.9
			17,321,962	2.3
JAPAN
157,600		Daiichi Sankyo Co Ltd	4,025,169	0.5
148,996		KDDI Corp	4,504,065	0.6
13,346		Keyence Corp	6,406,783	0.8
144,779		Mitsubishi Corp	4,003,241	0.5
49,600		Murata Manufacturing Co Ltd	3,943,566	0.5
8,104		Nintendo Co Ltd	4,648,882	0.6
25,400		Shin-Etsu Chemical Co Ltd	4,287,572	0.5
79,415		Sony Corp	7,939,824	1.0
11,900		Tokyo Electron Ltd	5,404,833	0.7
128,095	*	Toyota Motor Corp	9,584,602	1.2
		Other	132,278,668	16.8
			187,027,205	23.7
NETHERLANDS
23,181		ASML Holding NV	15,047,749	1.9
41,690		Prosus NV	4,524,682	0.6
		Other	9,058,199	1.2
			28,630,630	3.7
NEW ZEALAND			6,163,662	0.7
NORWAY			9,045,088	1.2
PORTUGAL			2,572,539	0.3
SAUDI ARABIA			3,273,233	0.4
SINGAPORE
173,191		DBS Group Holdings Ltd	3,881,392	0.5
		Other	7,313,989	0.9
			11,195,381	1.4
SPAIN
719,333		Banco Bilbao Vizcaya Argentaria S.A.	4,027,963	0.5
323,123		Iberdrola S.A.	4,366,667	0.6
		Other	12,320,356	1.6
			20,714,986	2.7
SWEDEN
64,714		Atlas Copco AB (A Shares)	3,924,260	0.5
		Other	27,034,581	3.5
			30,958,841	4.0
SWITZERLAND
52,806		Alcon, Inc	3,966,297	0.5
7,076	*	Lonza Group AG.	4,498,313	0.6
152,464		Nestle S.A.	18,193,635	2.3
39,459		Roche Holding AG.	12,869,773	1.6
316,501		UBS Group AG	4,833,159	0.6
12,475		Zurich Insurance Group AG	5,117,974	0.7
		Other	21,347,066	2.8
			70,826,217	9.1

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	67

Summary portfolio of investments (unaudited)	concluded

Social Choice International Equity Fund  ■  April 30, 2021

Shares		Company	Value	% of net assets
UNITED KINGDOM
63,630		AstraZeneca plc	$6,773,024	0.9%
186,680	*	Compass Group plc	4,061,087	0.5
355,048		GlaxoSmithKline plc	6,561,196	0.8
		Other	86,814,033	11.1
			104,209,340	13.3
UNITED STATES			4,396,438	0.5
	TOTAL COMMON STOCKS (Cost $641,098,456)		774,483,862	98.7

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$4,000,000		Federal Farm Credit Bank (FFCB) 1.000%, 05/20/21	4,000,000	0.5
7,422,000		Federal Home Loan Bank (FHLB) 0.500%, 05/21/21	7,422,000	1.0
		Other	4,494,000	0.6
			15,916,000	2.1
REPURCHASE AGREEMENT			1,750,000	0.2
TREASURY DEBT			4,061,997	0.5
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
64	c	State Street Navigator Securities Lending Government Money Market Portfolio 0.020%	$64	0.0%
			64	0.0
	TOTAL SHORT-TERM INVESTMENTS (Cost $21,728,011)		21,728,061	2.8
	TOTAL PORTFOLIO (Cost $662,826,467)		796,211,923	101.5
	OTHER ASSETS & LIABILITIES, NET		(11,384,515)	(1.5)
	NET ASSETS		$784,827,408	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 04/30/21, the aggregate value of securities on loan is $4,315,913. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of April 30, 2021 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
MSCI EAFE Index	175	06/18/21	$19,877,502	$19,751,375	$(126,127)

Summary of market values by sector (unaudited)

Social Choice International Equity Fund  ■  April 30, 2021

Sector	Value	% of net assets
FINANCIALS	$143,566,057	18.3%
INDUSTRIALS	109,812,185	14.0
CONSUMER DISCRETIONARY	89,997,251	11.5
HEALTH CARE	88,789,117	11.3
CONSUMER STAPLES	75,436,377	9.6
MATERIALS	68,215,876	8.7
INFORMATION TECHNOLOGY	64,906,706	8.3
COMMUNICATION SERVICES	43,455,352	5.5
UTILITIES	31,095,323	3.9
REAL ESTATE	30,457,859	3.9
ENERGY	28,751,759	3.7
SHORT-TERM INVESTMENTS	21,728,061	2.8
OTHER ASSETS & LIABILITIES, NET	(11,384,515)	(1.5)
NET ASSETS	$784,827,408	100.0%

68	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

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TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	69

Statements of assets and liabilities (unaudited)

TIAA-CREF Funds  ■  April 30, 2021

	Growth & Income Fund	Large-Cap Growth Fund	Large-Cap Value Fund	Mid-Cap Growth Fund	Mid-Cap Value Fund	Quant Small-Cap Equity Fund	Quant Small/Mid-Cap Equity Fund	Social Choice Equity Fund	Social Choice Low Carbon Equity Fund	Emerging Markets Equity Fund
ASSETS
Portfolio investments, at value*†	$6,287,270,920	$7,030,437,174	$5,792,790,007	$1,878,192,099	$2,330,867,723	$3,124,390,266	$1,218,963,624	$7,086,990,061	$763,379,302	$1,584,973,130
Affiliated investments, at value‡	—	—	—	—	—	—	—	—	—	57,210,411
Cash	419	886	—	1,711	34	—	801	—	—	298,617
Cash - foreign^	301	—	1,519	—	47,640	—	—	—	—	193,306
Receivable from securities transactions	94,413,393	13,093,423	26,572,008	786	1,121,474	13,032,208	13,076,516	28,063,872	—	19,245,202
Receivable for delayed delivery securities	—	—	—	—	—	—	—	—	—	—
Receivable from Fund shares sold	589,319	1,994,941	419,661	7,414,143	944,345	749,513	407,104	2,764,920	1,109,027	3,699,500
Dividends and interest receivable	2,926,041	624,644	3,445,731	414,107	1,689,493	426,494	283,588	6,073,645	702,962	2,824,983
Due from affiliates	940,826	1,041,922	1,061,597	6,522	16,285	322,303	393,845	69,420	5,458	825,248
Receivable for variation margin on open futures contracts	—	—	—	—	—	194,125	—	—	20,151	—
Other	896,689	795,563	858,461	295,906	570,451	297,672	26,415	312,226	8,036	226,056
Total assets	6,387,037,908	7,047,988,553	5,825,148,984	1,886,325,274	2,335,257,445	3,139,412,581	1,233,151,893	7,124,274,144	765,224,936	1,669,496,453
LIABILITIES
Management fees payable	1,995,875	2,208,477	1,871,898	651,956	805,352	1,017,589	423,385	854,960	151,332	1,116,272
Service agreement fees payable	114,029	92,202	107,598	99,313	119,086	97,940	14,296	211,344	78,068	28,399
Distribution fees payable	315,503	284,815	40,083	65,075	55,533	36,339	2,610	140,642	9,889	3,792
Overdraft payable	—	—	4,942	786	—	724,129	—	632,130	94,490	—
Payable for collateral for securities loaned	55,595,849	48,115,518	—	36,851,204	—	30,680,500	29,158,029	37,193,500	588,912	37,660,366
Payable for securities transactions	74,944,477	22,622,844	3,073,789	5,883,079	4,118,398	12,984,299	7,795,648	69,702,509	—	12,120,991
Payable for delayed delivery securities	—	—	—	—	—	—	—	—	—	—
Payable for Fund shares redeemed	30,931,441	36,472,915	34,220,386	282,324	3,583,251	9,365,097	10,629,859	958,982	765,664	1,839,096
Written options◊	8,424,157	—	—	—	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—	—	52,800	—	—
Payable for trustee compensation	527,550	376,367	530,436	191,358	445,893	293,743	25,173	303,585	7,299	100,696
Accrued expenses and other payables	289,048	238,966	139,511	92,414	129,132	92,080	65,155	554,078	90,129	3,959,100
Total liabilities	173,137,929	110,412,104	39,988,643	44,117,509	9,256,645	55,291,716	48,114,155	110,604,530	1,785,783	56,828,712
NET ASSETS	$6,213,899,979	$6,937,576,449	$5,785,160,341	$1,842,207,765	$2,326,000,800	$3,084,120,865	$1,185,037,738	$7,013,669,614	$763,439,153	$1,612,667,741
NET ASSETS CONSIST OF:
Paid-in-capital	$2,305,023,865	$3,496,369,470	$3,582,509,153	$1,108,955,159	$1,676,685,507	$1,841,079,523	$706,217,560	$3,878,657,527	$557,239,359	$1,105,224,059
Total distributable earnings (loss)	3,908,876,114	3,441,206,979	2,202,651,188	733,252,606	649,315,293	1,243,041,342	478,820,178	3,135,012,087	206,199,794	507,443,682
NET ASSETS	$6,213,899,979	$6,937,576,449	$5,785,160,341	$1,842,207,765	$2,326,000,800	$3,084,120,865	$1,185,037,738	$7,013,669,614	$763,439,153	$1,612,667,741
* Includes securities loaned of	$52,658,433	$49,931,388	$—	$50,356,451	$—	$65,488,320	$29,955,232	$55,425,854	$3,085,410	$39,456,925
† Portfolio investments, cost	$3,235,025,461	$3,866,089,623	$3,690,293,160	$1,269,878,676	$1,782,361,936	$2,053,514,814	$822,116,498	$4,298,750,377	$583,051,675	$1,323,434,152
‡ Affiliated investments, cost	$—	$—	$—	$—	$—	$—	$—	$—	$—	$61,885,730
^ Foreign cash, cost	$301	$—	$1,529	$—	$47,208	$—	$—	$—	$—	$191,196
◊ Written options premiums	$14,332,897	$—	$—	$—	$—	$—	$—	$—	$—	$—

70	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	71

Statements of assets and liabilities (unaudited)	continued

TIAA-CREF Funds  ■  April 30, 2021

	Growth & Income Fund	Large-Cap Growth Fund	Large-Cap Value Fund	Mid-Cap Growth Fund	Mid-Cap Value Fund	Quant Small-Cap Equity Fund	Quant Small/Mid-Cap Equity Fund	Social Choice Equity Fund	Social Choice Low Carbon Equity Fund	Emerging Markets Equity Fund
INSTITUTIONAL CLASS:
Net assets	$1,277,113,686	$1,969,255,138	$1,932,143,377	$1,011,733,457	$1,422,041,820	$1,468,498,112	$63,973,169	$5,229,685,761	$311,680,023	$334,232,239
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	69,656,789	79,004,232	88,750,349	34,666,366	70,729,871	66,094,638	3,761,327	190,025,563	16,096,935	23,756,914
Net asset value per share	$18.33	$24.93	$21.77	$29.18	$20.11	$22.22	$17.01	$27.52	$19.36	$14.07
ADVISOR CLASS:
Net assets	$3,387,958	$5,529,924	$442,150	$7,002,943	$444,095	$728,469	$7,193,118	$49,154,188	$2,432,842	$204,275
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	184,674	222,030	20,325	240,106	22,112	32,794	422,241	1,787,779	125,748	14,513
Net asset value per share	$18.35	$24.91	$21.75	$29.17	$20.08	$22.21	$17.04	$27.49	$19.35	$14.08
PREMIER CLASS:
Net assets	$27,477,944	$15,171,421	$79,763,866	$50,191,820	$82,825,920	$88,254,205	$188,868	$114,656,346	$5,075,074	$12,279,953
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,495,880	608,973	3,670,158	1,736,167	4,126,193	3,998,399	11,042	4,183,105	261,716	872,200
Net asset value per share	$18.37	$24.91	$21.73	$28.91	$20.07	$22.07	$17.11	$27.41	$19.39	$14.08
RETIREMENT CLASS:
Net assets	$558,576,444	$447,111,733	$529,883,063	$484,737,804	$598,112,999	$475,866,008	$69,091,234	$994,161,507	$397,253,983	$136,027,221
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	29,813,753	18,108,996	24,429,786	17,363,444	29,976,574	22,110,107	4,080,599	35,541,482	20,610,974	9,709,395
Net asset value per share	$18.74	$24.69	$21.69	$27.92	$19.95	$21.52	$16.93	$27.97	$19.27	$14.01
RETAIL CLASS:
Net assets	$1,544,441,301	$1,395,638,336	$148,803,092	$288,541,741	$222,575,966	$153,730,864	$13,458,637	$626,011,812	$46,997,231	$11,455,112
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	59,207,670	56,211,155	7,183,217	10,362,511	11,489,996	7,240,338	795,883	25,818,654	2,436,593	815,875
Net asset value per share	$26.09	$24.83	$20.72	$27.84	$19.37	$21.23	$16.91	$24.25	$19.29	$14.04
CLASS W:
Net assets	$2,802,902,646	$3,104,869,897	$3,094,124,793	$—	$—	$897,043,207	$1,031,132,712	$—	$—	$1,118,468,941
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	152,894,701	124,437,904	141,911,417	—	—	40,337,512	60,453,306	—	—	79,334,788
Net asset value per share	$18.33	$24.95	$21.80	$—	$—	$22.24	$17.06	$—	$—	$14.10

72	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	73

Statements of assets and liabilities (unaudited)	continued

TIAA-CREF Funds  ■  April 30, 2021

	International Equity Fund	International Opportunities Fund	Quant International Small-Cap Equity Fund	Social Choice International Equity Fund
ASSETS
Portfolio investments, at value*†	$6,080,289,919	$2,218,162,011	$1,250,841,575	$796,211,923
Cash	7	3,830	17,014	1,114,202
Cash - foreign^	1,993,336	1,790,329	2,247,153	280,209
Receivable from securities transactions	7,082,954	19,805,618	26,737,423	17,987,378
Receivable for delayed delivery securities	—	—	1,051,010	335,506
Receivable from Fund shares sold	6,177,236	376,580	2,527,454	1,307,857
Dividends and interest receivable	28,188,349	5,252,782	5,367,348	3,822,118
Due from affiliates	951,295	952,410	717,951	5,517
Other	911,798	259,751	46,210	8,167
Total assets	6,125,594,894	2,246,603,311	1,289,553,138	821,072,877
LIABILITIES
Management fees payable	2,236,235	1,034,571	657,180	189,439
Service agreement fees payable	98,206	38,266	904	57,873
Distribution fees payable	67,461	1,804	214	3,744
Payable for collateral for securities loaned	171	66,715,772	10,256,092	64
Payable for securities transactions	4,537,995	15,091,218	26,733,787	35,747,671
Payable for delayed delivery securities	—	—	1,249,654
Payable for Fund shares redeemed	4,881,395	9,437,292	2,228,043	66,116
Payable for variation margin on futures contracts	—	—	—	46,864
Payable for trustee compensation	450,863	95,267	32,929	6,849
Accrued expenses and other payables	254,885	72,544	962,646	126,849
Total liabilities	12,527,211	92,486,734	42,121,449	36,245,469
NET ASSETS	$6,113,067,683	$2,154,116,577	$1,247,431,689	$784,827,408
NET ASSETS CONSIST OF:
Paid-in-capital	$4,855,625,710	$1,137,896,472	$1,063,586,974	$644,518,244
Total distributable earnings (loss)	1,257,441,973	1,016,220,105	183,844,715	140,309,164
NET ASSETS	$6,113,067,683	$2,154,116,577	$1,247,431,689	$784,827,408
* Includes securities loaned of	$23,878,769	$108,934,960	$28,669,686	$4,315,913
† Portfolio investments, cost	$4,591,016,857	$1,316,856,112	$1,013,838,034	$662,826,467
^ Foreign cash, cost	$2,011,996	$1,798,940	$2,249,554	$283,205

74	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	75

Statements of assets and liabilities (unaudited)	concluded

TIAA-CREF Funds ■ April 30, 2021

	International Equity Fund	International Opportunities Fund	Quant International Small-Cap Equity Fund	Social Choice International Equity Fund
INSTITUTIONAL CLASS:
Net assets	$2,778,084,236	$133,424,781	$68,780,792	$472,365,310
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	200,404,244	7,091,732	5,699,147	36,237,901
Net asset value per share	$13.86	$18.81	$12.07	$13.04
ADVISOR CLASS:
Net assets	$3,409,390	$5,003,043	$88,291	$2,206,143
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	240,592	266,272	7,321	169,291
Net asset value per share	$14.17	$18.79	$12.06	$13.03
PREMIER CLASS:
Net assets	$73,889,739	$540,964	$89,556	$770,176
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	5,337,297	28,700	7,327	59,006
Net asset value per share	$13.84	$18.85	$12.22	$13.05
RETIREMENT CLASS:
Net assets	$475,371,311	$182,337,667	$4,402,875	$291,323,481
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	32,966,559	9,728,000	365,028	22,418,940
Net asset value per share	$14.42	$18.74	$12.06	$12.99
RETAIL CLASS:
Net assets	$279,957,220	$8,611,386	$996,172	$18,162,298
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	32,315,949	458,891	82,420	1,397,277
Net asset value per share	$8.66	$18.77	$12.09	$13.00
CLASS W:
Net assets	$2,502,355,787	$1,824,198,736	$1,173,074,003	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	179,978,046	96,675,773	96,867,495	—
Net asset value per share	$13.90	$18.87	$12.11	$—

76	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	77

Statements of operations (unaudited)

TIAA-CREF Funds  ■  For the period ended April 30, 2021

	Growth & Income Fund	Large-Cap Growth Fund	Large-Cap Value Fund	Mid-Cap Growth Fund	Mid-Cap Value Fund	Quant Small-Cap Equity Fund	Quant Small/Mid-Cap Equity Fund	Social Choice Equity Fund	Social Choice Low Carbon Equity Fund	Emerging Markets Equity Fund
INVESTMENT INCOME
Dividends*	$33,146,321	$17,614,332	$45,623,838	$795,265	$13,956,682	$11,363,548	$5,056,989	$42,448,880	$ 4,009,064	$ 8,190,971
Payment from affiliate	499,846	552,959	428,581	133,702	160,906	—	—	—	—	174,412
Income from securities lending, net	81,019	560,448	—	187,641	1,955	907,608	270,276	204,690	17,286	520,505
Interest	4,086	—	5,901	1,399	4,862	549	863	7,675	1,447	9,571
Total income	33,731,272	18,727,739	46,058,320	1,118,007	14,124,405	12,271,705	5,328,128	42,661,245	4,027,797	8,895,459
EXPENSES
Management fees	11,724,621	12,898,410	10,673,138	3,707,608	4,460,988	5,955,562	2,355,627	4,767,935	749,677	6,826,155
Shareholder servicing – Institutional Class	803	1,838	725	630	930	1,126	152	3,938	212	284
Shareholder servicing – Advisor Class	1,544	2,113	136	1,006	218	207	2,865	18,704	888	93
Shareholder servicing – Premier Class	35	35	42	39	46	45	32	6,330	34	36
Shareholder servicing – Retirement Class	651,696	544,718	612,361	573,934	642,218	546,952	50,920	1,136,407	369,155	174,505
Shareholder servicing – Retail Class	263,519	281,270	41,535	55,865	66,659	39,165	8,579	64,807	11,908	10,096
Shareholder servicing – Class W	887	1,057	958	—	—	542	564	—	—	615
Distribution fees – Premier Class	19,879	11,487	57,403	34,095	58,456	62,166	118	77,986	3,423	8,145
Distribution fees – Retail Class	1,761,061	1,610,667	162,889	340,115	249,722	170,511	12,085	694,611	42,543	13,412
Custody and accounting fees	87,959	43,546	43,916	26,946	9,285	27,782	23,098	30,547	18,185	160,092
Administrative service fees	85,903	89,452	80,543	48,174	49,186	62,694	49,678	80,760	40,752	55,349
Trustee fees and expenses	31,148	34,034	27,866	8,514	10,334	15,265	5,289	32,458	3,023	8,636
Other expenses	143,545	157,286	89,639	88,097	11,008	84,486	79,862	557,314	129,684	91,402
Total expenses	14,772,600	15,675,913	11,791,151	4,885,023	5,559,050	6,966,503	2,588,869	7,471,797	1,369,484	7,348,820
Less: Expenses reimbursed by the investment adviser	(5,581,600)	(6,004,649)	(5,804,575)	—	—	(1,722,980)	(2,244,116)	—	—	(5,071,906)
Fee waiver by investment adviser and Nuveen Securities	—	(164,689)	(267,549)	—	(51,257)	(108,898)	—	(325,001)	—	—
Net expenses	9,191,000	9,506,575	5,719,027	4,885,023	5,507,793	5,134,625	344,753	7,146,796	1,369,484	2,276,914
Net investment income (loss)	24,540,272	9,221,164	40,339,293	(3,767,016)	8,616,612	7,137,080	4,983,375	35,514,449	2,658,313	6,618,545
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments‡	872,749,763	289,930,940	218,073,632	137,273,081	216,824,213	325,102,842	84,828,691	323,970,526	23,976,868	270,415,814
Written options	25,159,124	439,421	—	—	—	—	—	—	—	936,342
Futures contracts	—	—	—	—	—	5,175,690	—	8,583,676	1,759,819	—
Foreign currency transactions	(127,835)	275,680	5,493	116,995	7,144	—	—	—	—	(866,624)
Net realized gain (loss) on total investments	897,781,052	290,646,041	218,079,125	137,390,076	216,831,357	330,278,532	84,828,691	332,554,202	25,736,687	270,485,532
Change in unrealized appreciation (depreciation) on:
Portfolio investments**	629,848,522	1,275,577,635	1,470,917,376	275,317,403	475,268,927	901,645,513	325,723,762	1,255,109,882	119,335,216	40,315,035
Affiliated investments	—	—	—	—	—	—	—	—	—	17,073,264
Purchased options	(817,563)	—	—	—	—	—	—	—	—	—
Written options	(2,702,444)	2,305,442	—	—	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	193,821	—	1,343,494	461,123	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	8,502	12,379	(2,084)	192	(2,265)	—	—	—	—	181,060
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	626,337,017	1,277,895,456	1,470,915,292	275,317,595	475,266,662	901,839,334	325,723,762	1,256,453,376	119,796,339	57,569,359
Net realized and unrealized gain (loss) on total investments	1,524,118,069	1,568,541,497	1,688,994,417	412,707,671	692,098,019	1,232,117,866	410,552,453	1,589,007,578	145,533,026	328,054,891
Net increase (decrease) in net assets from operations	$1,548,658,341	$1,577,762,661	$1,729,333,710	$408,940,655	$700,714,631	$1,239,254,946	$415,535,828	$1,624,522,027	$148,191,339	$334,673,436
* Net of foreign withholding taxes of	$103,332	$240,699	$(93,104)	$35,224	$(56,059)	$24,053	$16,091	$520	$103	$1,395,598
‡ Includes net realized gain (loss) from securities sold to affiliates of	$1,594,808	$25,811,192	$13,303,932	$2,742,715	$(1,244,161)	$1,478,231	$8,720,348	$39,518	$27,384	$—
** Includes net change in unrealized foreign capital gains taxes of	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(3,363,401)

78	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	79

Statements of operations (unaudited)	concluded

TIAA-CREF Funds  ■  For the period ended April 30, 2021

			Quant International	Social Choice
	International	International	Small-Cap	International
	Equity Fund	Opportunities Fund	Equity Fund	Equity Fund
INVESTMENT INCOME
Dividends*	$79,283,020	$13,224,180	$13,020,980	$9,195,279
Payment from affiliate	568,230	213,228	—	—
Income from securities lending, net	58,740	842,543	382,189	41,650
Interest	49,631	19,187	—	—
Total income	79,959,621	14,299,138	13,403,169	9,236,929
EXPENSES
Management fees	12,984,588	6,059,208	3,763,342	1,008,640
Shareholder servicing – Institutional Class	1,759	193	130	319
Shareholder servicing – Advisor Class	1,751	2,321	23	892
Shareholder servicing – Premier Class	48	35	30	34
Shareholder servicing – Retirement Class	576,813	225,567	5,115	288,854
Shareholder servicing – Retail Class	126,034	8,253	6,371	7,838
Shareholder servicing – Class W	801	730	546	—
Distribution fees – Premier Class	59,892	368	62	442
Distribution fees – Retail Class	334,100	9,271	1,138	18,038
Custody and accounting fees	127,981	84,905	276,710	44,461
Administrative service fees	82,075	57,533	51,175	41,266
Trustee fees and expenses	29,496	10,685	5,991	3,419
Other expenses	152,765	109,117	90,067	138,210
Total expenses	14,478,103	6,568,186	4,200,700	1,552,413
Less: Expenses reimbursed by the investment adviser	(5,409,944)	(5,402,237)	(3,668,015)	—
Fee waiver by investment adviser and Nuveen Securities	—	—	(291,501)	—
Net expenses	9,068,159	1,165,949	241,184	1,552,413
Net investment income (loss)	70,891,462	13,133,189	13,161,985	7,684,516
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments‡	73,452,760	108,330,958	109,654,705	5,165,535
Futures contracts	—	—	—	2,153,915
Foreign currency transactions	295,785	130,635	(197,721)	64,730
Net realized gain (loss) on total investments	73,748,545	108,461,593	109,456,984	7,384,180
Change in unrealized appreciation (depreciation) on:
Portfolio investments**	1,229,062,992	299,383,740	184,464,969	133,618,173
Affiliated investments
Futures contracts	—	—	—	131,932
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	265,000	23,573	41,237	(2,490)
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	1,229,327,992	299,407,313	184,506,206	133,747,615
Net realized and unrealized gain (loss) on total investments	1,303,076,537	407,868,906	293,963,190	141,131,795
Net increase (decrease) in net assets from operations	$1,373,967,999	$421,002,095	$307,125,175	$148,816,311
* Net of foreign withholding taxes of	$5,177,257	$1,370,500	$1,382,637	$899,669
‡ Includes net realized gain (loss) from securities sold to affiliates of	$—	$—	$225,492	$—
** Includes net change in unrealized foreign capital gains taxes of	$—	$—	$(701,919)	$—

80	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	81

Statements of changes in net assets

TIAA-CREF Funds  ■  For the period or year ended

		Growth & Income Fund		Large-Cap Growth Fund		Large-Cap Value Fund		Mid-Cap Growth Fund		Mid-Cap Value Fund		Quant Small-Cap Equity Fund
		April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,
		2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$24,540,272	$81,340,716	$9,221,164	$29,929,720	$40,339,293	$110,770,184	$(3,767,016)	$(1,847,217)	$8,616,612	$30,188,838	$7,137,080	$16,759,466
Net realized gain (loss) on total investments		897,781,052	329,967,841	290,646,041	1,933,885,002	218,079,125	(95,177,011)	137,390,076	192,373,268	216,831,357	(81,187,847)	330,278,532	(146,015,497)
Net change in unrealized appreciation (depreciation) on total investments		626,337,017	282,436,044	1,277,895,456	(221,762,317)	1,470,915,292	(360,500,498)	275,317,595	103,908,392	475,266,662	(333,445,616)	901,839,334	(37,283,583)
Net increase (decrease) in net assets from operations		1,548,658,341	693,744,601	1,577,762,661	1,742,052,405	1,729,333,710	(344,907,325)	408,940,655	294,434,443	700,714,631	(384,444,625)	1,239,254,946	(166,539,614)
DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(82,159,322)	(90,187,214)	(495,708,886)	(59,458,798)	(31,869,814)	(38,755,194)	(90,478,167)	(80,335,148)	(21,604,109)	(337,686,068)	(9,177,672)	(77,018,388)
	Advisor Class	(199,025)	(137,212)	(1,539,583)	(129,148)	(5,188)	(4,294)	(668,347)	(22,522)	(7,453)	(164,800)	(3,304)	(39,401)
	Premier Class	(1,676,217)	(2,740,056)	(4,254,808)	(850,923)	(1,269,479)	(2,491,295)	(4,580,207)	(5,427,327)	(1,192,312)	(21,311,997)	(373,242)	(5,924,839)
	Retirement Class	(32,755,895)	(30,407,664)	(124,055,269)	(12,895,313)	(8,037,304)	(10,640,127)	(49,900,869)	(37,939,320)	(7,509,518)	(105,807,299)	(1,834,410)	(22,793,848)
	Retail Class	(63,432,440)	(54,350,956)	(348,213,454)	(37,462,033)	(2,126,306)	(2,571,729)	(29,683,392)	(21,438,004)	(2,969,487)	(43,383,144)	(551,590)	(6,769,035)
	Class W	(191,115,429)	(233,832,649)	(848,095,442)	(148,119,014)	(65,314,928)	(73,355,148)	—	—	—	—	(7,896,457)	(36,278,527)
Total distributions		(371,338,328)	(411,655,751)	(1,821,867,442)	(258,915,229)	(108,623,019)	(127,817,787)	(175,310,982)	(145,162,321)	(33,282,879)	(508,353,308)	(19,836,675)	(148,824,038)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	54,903,085	115,589,909	277,783,978	312,699,882	86,348,859	171,995,022	167,445,662	60,162,075	62,451,822	130,510,745	48,978,510	106,045,488
	Advisor Class	195,029	834,046	392,073	2,240,767	122,585	102,500	710,459	4,781,260	4,719	72,930	85,883	10,865
	Premier Class	2,362,676	1,419,729	3,026,957	6,545,943	4,603,564	3,653,888	9,847,620	7,525,232	6,526,601	4,852,190	4,443,450	5,817,555
	Retirement Class	12,461,863	9,953,510	36,578,043	76,133,475	9,875,156	6,513,918	37,001,320	19,963,314	47,893,114	13,579,801	20,070,852	10,423,456
	Retail Class	27,028,680	33,192,257	47,588,286	70,004,884	8,037,239	6,218,826	12,739,425	14,012,563	4,942,891	12,195,194	6,939,704	5,299,863
	Class W	12,101,747	392,152,562	32,829,365	317,943,280	43,689,860	715,364,513	—	—	—	—	20,500,659	243,367,738
Reinvestments of distributions:	Institutional Class	69,408,568	72,872,260	467,006,882	55,700,498	31,490,431	38,553,955	90,440,535	80,291,402	21,420,211	334,665,335	9,164,887	76,848,206
	Advisor Class	182,195	125,265	1,465,577	122,626	3,012	1,896	651,922	10,262	6,067	146,334	2,656	33,954
	Premier Class	1,676,217	2,740,056	4,254,808	850,923	1,269,438	2,491,250	4,580,207	5,427,327	1,192,312	21,311,997	373,242	5,924,839
	Retirement Class	32,755,867	30,407,485	123,785,256	12,849,316	8,036,604	10,639,371	49,900,869	37,939,320	7,509,195	105,799,497	1,834,375	22,793,471
	Retail Class	61,185,373	52,271,670	335,163,445	36,075,177	2,035,509	2,441,536	29,015,395	20,939,726	2,863,255	41,874,195	528,992	6,530,584
	Class W	168,568,108	172,049,045	848,095,442	148,119,014	65,314,928	73,355,148	—	—	—	—	7,896,457	36,278,527
Redemptions:	Institutional Class	(206,401,438)	(498,046,878)	(312,941,915)	(460,990,116)	(173,117,270)	(507,628,529)	(94,018,645)	(259,001,371)	(116,568,778)	(708,695,941)	(347,542,519)	(328,544,974)
	Advisor Class	(273,852)	(442,634)	(867,989)	(1,353,097)	(41,325)	(2,864)	(376,965)	(63,372)	(161,985)	(367,723)	(74,305)	(228,646)
	Premier Class	(7,563,047)	(22,471,952)	(5,915,870)	(16,804,954)	(18,813,672)	(56,042,234)	(10,500,944)	(29,799,247)	(18,748,766)	(44,530,024)	(15,226,434)	(44,374,779)
	Retirement Class	(37,597,295)	(99,542,880)	(87,820,466)	(84,436,426)	(58,954,200)	(121,179,790)	(40,301,115)	(73,976,529)	(37,512,516)	(110,286,394)	(50,344,321)	(85,530,849)
	Retail Class	(47,074,082)	(131,988,268)	(68,152,713)	(208,959,097)	(8,367,726)	(20,015,839)	(15,744,865)	(33,592,750)	(19,175,391)	(41,128,534)	(9,139,136)	(20,312,794)
	Class W	(842,364,470)	(1,194,519,163)	(612,795,766)	(1,365,252,961)	(603,989,145)	(752,980,610)	—	—	—	—	(158,386,985)	(344,276,647)
Net increase (decrease) from shareholder transactions		(698,444,776)	(1,063,403,981)	1,089,475,393	(1,098,510,866)	(602,456,153)	(426,518,043)	241,390,880	(145,380,788)	(37,357,249)	(240,000,398)	(459,894,033)	(303,894,143)
Net increase (decrease) in net assets		478,875,237	(781,315,131)	845,370,612	384,626,310	1,018,254,538	(899,243,155)	475,020,553	3,891,334	630,074,503	(1,132,798,331)	759,524,238	(619,257,795)
NET ASSETS
Beginning of period		5,735,024,742	6,516,339,873	6,092,205,837	5,707,579,527	4,766,905,803	5,666,148,958	1,367,187,212	1,363,295,878	1,695,926,297	2,828,724,628	2,324,596,627	2,943,854,422
End of period		$6,213,899,979	$5,735,024,742	$6,937,576,449	$6,092,205,837	$5,785,160,341	$4,766,905,803	$1,842,207,765	$1,367,187,212	$2,326,000,800	$1,695,926,297	$3,084,120,865	$2,324,596,627
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	3,210,698	8,382,883	11,726,126	13,451,128	4,375,473	11,087,888	5,881,672	2,808,955	3,389,317	10,085,475	2,402,799	7,987,403
	Advisor Class	11,619	59,801	15,200	91,080	6,371	5,822	25,018	196,466	297	4,366	4,897	833
	Premier Class	135,751	97,983	113,273	275,119	230,322	225,945	348,652	350,397	357,244	334,363	224,717	409,137
	Retirement Class	714,981	689,661	1,432,255	3,206,462	494,883	398,421	1,360,001	927,648	2,647,612	942,549	1,002,981	777,129
	Retail Class	1,111,670	1,694,526	1,945,132	2,934,816	423,698	410,760	471,393	677,212	286,714	767,297	356,604	401,187
	Class W	712,590	29,674,980	1,320,746	14,502,962	2,290,839	46,609,406	—	—	—	—	1,118,452	20,436,913
Shares reinvested:	Institutional Class	4,344,095	5,154,374	21,353,767	2,642,339	1,714,231	2,150,248	3,429,675	3,852,754	1,310,907	19,277,957	515,171	4,740,790
	Advisor Class	11,394	8,886	67,044	5,817	164	106	24,732	493	372	8,434	149	2,093
	Premier Class	104,661	193,849	194,550	40,366	69,179	139,098	175,218	262,190	73,058	1,229,066	21,111	367,546
	Retirement Class	2,005,545	2,108,792	5,709,652	613,040	438,679	594,711	1,976,272	1,887,528	462,674	6,133,304	106,340	1,449,045
	Retail Class	2,693,970	2,653,304	15,367,420	1,713,785	116,315	142,780	1,151,862	1,043,855	181,679	2,498,460	31,080	420,785
	Class W	10,575,164	12,006,214	38,796,681	7,026,518	3,555,521	4,091,196	—	—	—	—	444,120	2,240,798
Shares redeemed:	Institutional Class	(12,219,513)	(35,575,357)	(13,269,578)	(19,103,946)	(9,016,811)	(30,289,793)	(3,337,590)	(12,234,975)	(6,545,594)	(49,053,484)	(16,688,567)	(22,253,562)
	Advisor Class	(16,409)	(32,375)	(37,911)	(59,066)	(2,248)	(159)	(13,000)	(3,224)	(9,554)	(24,952)	(4,498)	(16,361)
	Premier Class	(443,765)	(1,617,829)	(230,374)	(710,896)	(975,088)	(3,434,585)	(373,651)	(1,394,313)	(1,050,110)	(2,926,560)	(806,303)	(3,186,647)
	Retirement Class	(2,146,446)	(6,913,801)	(3,732,392)	(3,682,402)	(3,059,161)	(7,383,975)	(1,485,336)	(3,644,601)	(2,092,165)	(7,306,845)	(2,548,582)	(6,046,704)
	Retail Class	(1,953,965)	(6,875,813)	(2,830,870)	(9,390,272)	(455,435)	(1,312,926)	(587,989)	(1,669,409)	(1,132,355)	(2,799,547)	(491,999)	(1,506,659)
	Class W	(50,638,009)	(79,264,097)	(23,707,736)	(55,336,058)	(31,896,375)	(46,255,477)	—	—	—	—	(8,309,754)	(22,377,838)
Net increase (decrease) from shareholder transactions		(41,785,969)	(67,554,019)	54,232,985	(41,779,208)	(31,689,443)	(22,820,534)	9,046,929	(6,939,024)	(2,119,904)	(20,830,117)	(22,621,282)	(16,154,112)

82	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	83

Statements of changes in net assets	continued

TIAA-CREF Funds  ■  For the period or year ended

		Quant Small/Mid-Cap Equity Fund		Social Choice Equity Fund		Social Choice Low Carbon Equity Fund		Emerging Markets Equity Fund		International Equity Fund		International Opportunities Fund
		April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,
		2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$4,983,375	$8,553,202	$35,514,449	$70,855,016	$2,658,313	$3,907,526	$6,618,545	$20,925,514	$70,891,462	$82,972,209	$13,133,189	$18,207,219
Net realized gain (loss) on total investments		84,828,691	7,878,185	332,554,202	9,991,307	25,736,687	6,166,132	270,485,532	142,855,021	73,748,545	58,354,801	108,461,593	105,186,413
Net change in unrealized appreciation (depreciation) on total investments		325,723,762	(25,201,059)	1,256,453,376	383,240,449	119,796,339	29,893,256	57,569,359	54,349,308	1,229,327,992	(131,984,746)	299,407,313	186,966,241
Net increase (decrease) in net assets from operations		415,535,828	(8,769,672)	1,624,522,027	464,086,772	148,191,339	39,966,914	334,673,436	218,129,843	1,373,967,999	9,342,264	421,002,095	310,359,873
DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(972,771)	(2,489,336)	(63,889,184)	(168,531,817)	(5,334,207)	(2,848,127)	(27,194,444)	(3,989,002)	(32,194,161)	(41,855,343)	(3,386,116)	(1,293,437)
	Advisor Class	(41,428)	(19,288)	(566,039)	(1,107,346)	(37,811)	(33,026)	(17,018)	(3,478)	(38,781)	(62,322)	(114,491)	(44,413)
	Premier Class	(2,336)	(6,181)	(1,238,365)	(4,581,397)	(89,062)	(61,050)	(863,824)	(110,927)	(789,476)	(2,078,293)	(10,930)	(12,250)
	Retirement Class	(488,125)	(768,208)	(10,248,378)	(31,299,265)	(5,039,612)	(3,103,548)	(11,602,049)	(1,896,928)	(4,316,468)	(6,530,742)	(4,385,255)	(1,648,514)
	Retail Class	(122,413)	(326,525)	(7,105,313)	(24,251,603)	(536,250)	(408,117)	(802,316)	(109,979)	(4,327,792)	(5,872,130)	(151,722)	(27,365)
	Class W	(19,278,776)	(38,931,761)	—	—	—	—	(104,871,082)	(28,568,947)	(35,398,089)	(32,389,087)	(52,658,909)	(24,740,090)
Total distributions		(20,905,849)	(42,541,299)	(83,047,279)	(229,771,428)	(11,036,942)	(6,453,868)	(145,350,733)	(34,679,261)	(77,064,767)	(88,787,917)	(60,707,423)	(27,766,069)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	9,913,815	10,169,763	391,570,078	774,039,788	67,627,590	124,913,509	44,972,418	74,883,538	185,375,121	430,295,003	16,470,621	25,065,516
	Advisor Class	4,536,091	3,528,786	5,427,320	17,179,786	586,159	381,693	—	1,989,897	—	132,884	57,530	392,019
	Premier Class	20,555	—	10,994,022	20,051,471	1,305,982	2,895,744	2,461,201	2,227,728	5,527,892	14,604,715	64,191	9,956
	Retirement Class	35,984,676	14,847,619	33,882,450	86,698,513	124,276,370	74,664,586	8,463,179	10,935,096	31,137,292	20,645,145	7,004,223	3,643,217
	Retail Class	5,027,433	3,318,589	46,847,804	36,964,798	19,036,590	8,707,501	2,001,933	3,904,236	5,152,241	6,860,817	2,386,426	2,347,771
	Class W	119,908,008	176,583,780	—	—	—	—	57,490,730	358,446,732	437,856,384	604,782,138	158,484,066	296,553,656
Reinvestments of distributions:	Institutional Class	972,316	2,284,974	60,468,392	160,206,156	3,219,592	1,390,280	27,194,444	3,989,002	30,709,663	39,648,451	3,386,116	1,293,437
	Advisor Class	38,963	12,197	435,562	702,022	34,084	29,073	2,895	1,468	37,138	60,104	110,126	43,044
	Premier Class	6	—	1,227,440	4,551,489	78,842	38,694	862,627	110,765	789,417	2,078,218	99	8,990
	Retirement Class	487,893	767,517	10,245,670	31,290,055	5,039,268	3,103,181	11,600,853	1,896,766	4,316,323	6,529,999	4,384,817	1,648,386
	Retail Class	120,042	299,546	6,801,862	23,269,895	529,625	404,694	783,574	107,225	4,164,562	5,667,087	149,949	26,316
	Class W	19,278,776	38,931,761	—	—	—	—	104,871,081	28,568,947	35,398,089	32,389,087	52,658,909	24,740,090
Redemptions:	Institutional Class	(9,336,306)	(11,539,434)	(333,072,319)	(586,715,726)	(32,724,537)	(21,970,434)	(57,827,254)	(74,801,763)	(269,954,095)	(684,526,155)	(30,673,525)	(41,607,529)
	Advisor Class	(528,660)	(2,100,439)	(4,876,065)	(6,088,629)	(158,343)	(146,632)	(454)	(1,879,362)	(422,168)	(1,047,269)	(40,425)	(1,004,353)
	Premier Class	(3,776)	—	(12,132,174)	(34,183,879)	(595,080)	(1,993,688)	(1,326,218)	(1,580,411)	(32,584,630)	(63,500,310)	(2,716)	(963,134)
	Retirement Class	(1,745,845)	(6,063,852)	(38,904,996)	(61,419,796)	(296,557)	(8,104,752)	(17,485,743)	(40,186,667)	(48,460,809)	(93,744,704)	(18,656,412)	(46,899,317)
	Retail Class	(1,882,236)	(2,111,434)	(30,864,138)	(72,722,058)	(2,792,969)	(3,693,509)	(910,507)	(5,338,289)	(11,451,184)	(31,848,125)	(756,264)	(1,515,111)
	Class W	(138,258,236)	(117,218,660)	—	—	—	—	(373,740,958)	(510,225,830)	(255,666,471)	(326,407,349)	(217,166,159)	(520,866,075)
Net increase (decrease) from shareholder transactions		44,533,515	111,710,713	148,050,908	393,823,885	185,166,616	180,619,940	(190,586,199)	(146,950,922)	121,924,765	(37,380,264)	(22,138,428)	(257,083,121)
Net increase (decrease) in net assets		439,163,494	60,399,742	1,689,525,656	628,139,229	322,321,013	214,132,986	(1,263,496)	36,499,660	1,418,827,997	(116,825,917)	338,156,244	25,510,683
NET ASSETS
Beginning of period		745,874,244	685,474,502	5,324,143,958	4,696,004,729	441,118,140	226,985,154	1,613,931,237	1,577,431,577	4,694,239,686	4,811,065,603	1,815,960,333	1,790,449,650
End of period		$1,185,037,738	$745,874,244	$7,013,669,614	$5,324,143,958	$763,439,153	$441,118,140	$1,612,667,741	$1,613,931,237	$6,113,067,683	$4,694,239,686	$2,154,116,577	$1,815,960,333
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	703,159	932,676	15,631,692	38,433,650	3,774,936	9,042,956	3,250,263	6,819,748	13,945,673	42,819,485	913,889	1,826,542
	Advisor Class	303,241	322,590	216,684	897,326	32,006	26,768	—	154,500	—	12,631	3,149	28,870
	Premier Class	1,269	—	437,299	986,199	74,452	200,749	173,966	192,014	414,378	1,359,212	3,484	713
	Retirement Class	2,324,614	1,366,168	1,324,769	4,160,637	6,932,068	5,173,717	619,899	937,534	2,238,539	1,881,484	382,594	247,934
	Retail Class	321,344	307,261	2,069,471	2,091,754	1,063,807	612,147	143,478	340,329	619,530	1,053,646	131,501	156,949
	Class W	9,153,725	15,891,729	—	—	—	—	4,086,401	34,663,615	34,840,828	56,698,948	8,848,890	21,548,880
Shares reinvested:	Institutional Class	72,184	188,841	2,526,887	7,958,577	191,187	99,023	2,017,392	341,524	2,431,486	3,540,040	193,382	94,549
	Advisor Class	2,886	1,005	18,217	34,892	2,025	2,071	214	126	2,874	5,249	6,297	3,149
	Premier Class	—	—	51,465	226,894	4,673	2,748	63,946	9,475	62,553	185,721	6	656
	Retirement Class	36,356	63,589	420,767	1,527,835	300,314	221,656	864,445	162,952	328,238	560,034	251,279	120,849
	Retail Class	8,945	24,838	322,364	1,308,033	31,544	28,866	58,172	9,180	527,160	801,795	8,573	1,922
	Class W	1,429,116	3,220,162	—	—	—	—	7,791,314	2,448,068	2,798,268	2,891,883	3,005,646	1,808,486
Shares redeemed:	Institutional Class	(605,666)	(1,055,234)	(13,092,415)	(30,433,918)	(1,829,969)	(1,580,859)	(4,151,900)	(6,677,913)	(20,388,193)	(66,636,310)	(1,703,495)	(3,026,409)
	Advisor Class	(32,530)	(194,746)	(191,762)	(292,550)	(8,422)	(10,054)	(33)	(160,768)	(30,747)	(97,361)	(2,255)	(85,407)
	Premier Class	(227)	—	(491,375)	(1,734,937)	(31,723)	(144,746)	(92,753)	(141,355)	(2,540,502)	(6,232,095)	(164)	(73,835)
	Retirement Class	(126,725)	(559,995)	(1,491,314)	(3,048,202)	(16,415)	(573,847)	(1,248,836)	(3,585,022)	(3,446,874)	(8,600,226)	(1,024,981)	(3,455,399)
	Retail Class	(129,494)	(209,086)	(1,393,865)	(4,183,746)	(156,665)	(264,479)	(66,345)	(481,026)	(1,388,794)	(4,817,963)	(41,502)	(108,084)
	Class W	(8,958,219)	(10,875,257)	—	—	—	—	(27,152,259)	(42,854,027)	(19,437,285)	(31,220,450)	(11,951,707)	(37,435,122)
Net increase (decrease) from shareholder transactions		4,503,978	9,424,541	6,358,884	17,932,444	10,363,818	12,836,716	(13,642,636)	(7,821,046)	10,977,132	(5,794,277)	(975,414)	(18,344,757)

84	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	85

Statements of changes in net assets	concluded

TIAA-CREF Funds  ■  For the period or year ended

		Quant International		Social Choice
		Small-Cap Equity Fund		International Equity Fund
		April 30,	October 31,	April 30,	October 31,
		2021	2020	2021	2020
		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$13,161,985	$25,738,523	$7,684,516	$8,545,250
Net realized gain (loss) on total investments		109,456,984	(39,133,571)	7,384,180	(5,012,492)
Net change in unrealized appreciation (depreciation) on total investments		184,506,206	(19,350,590)	133,747,615	(14,235,252)
Net increase (decrease) in net assets from operations		307,125,175	(32,745,638)	148,816,311	(10,702,494)
DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(1,268,142)	(1,872,151)	(6,126,216)	(3,507,089)
	Advisor Class	(1,574)	(2,853)	(20,437)	(20,514)
	Premier Class	(1,472)	(2,446)	(7,326)	(29,235)
	Retirement Class	(70,772)	(118,259)	(2,794,652)	(1,001,947)
	Retail Class	(14,356)	(25,424)	(158,750)	(91,457)
	Class W	(27,780,465)	(37,081,313)	—	—
Total distributions		(29,136,781)	(39,102,446)	(9,107,381)	(4,650,242)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	5,055,572	10,480,650	65,700,396	224,647,331
	Advisor Class	—	231	808,036	730,537
	Premier Class	—	—	271,230	647,366
	Retirement Class	830,434	1,533,686	80,309,225	110,700,131
	Retail Class	65,177	245,187	6,688,029	12,581,394
	Class W	52,710,316	165,819,466	—	—
Reinvestments of distributions:	Institutional Class	1,267,923	1,871,799	3,943,380	2,250,257
	Advisor Class	—	309	18,561	18,562
	Premier Class	—	—	4,241	26,389
	Retirement Class	70,739	118,204	2,794,500	1,001,803
	Retail Class	14,221	25,228	155,211	88,589
	Class W	27,780,465	37,081,313	—	—
Redemptions:	Institutional Class	(7,101,462)	(9,291,666)	(26,417,365)	(74,125,046)
	Advisor Class	—	(9,034)	(140,973)	(653,773)
	Premier Class	—	—	(66,181)	(1,813,228)
	Retirement Class	(721,112)	(1,128,212)	(451,347)	(445,256)
	Retail Class	(59,450)	(298,904)	(1,935,267)	(8,656,307)
	Class W	(91,951,917)	(139,420,278)	—	—
Net increase (decrease) from shareholder transactions		(12,039,094)	67,027,979	131,681,676	266,998,749
Net increase (decrease) in net assets		265,949,300	(4,820,105)	271,390,606	251,646,013
NET ASSETS
Beginning of period		981,482,389	986,302,494	513,436,802	261,790,789
End of period		$1,247,431,689	$981,482,389	$784,827,408	$513,436,802
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	455,831	1,206,969	5,273,015	22,570,611
	Advisor Class	—	28	63,568	69,911
	Premier Class	—	—	21,508	57,224
	Retirement Class	75,566	155,410	6,422,058	10,368,114
	Retail Class	5,915	26,451	535,598	1,229,278
	Class W	4,825,782	19,154,003	—	—
Shares reinvested:	Institutional Class	121,332	182,082	328,889	201,817
	Advisor Class	—	30	1,548	1,665
	Premier Class	—	—	353	2,364
	Retirement Class	6,769	11,487	233,654	90,009
	Retail Class	1,357	2,445	12,967	7,959
	Class W	2,655,876	3,607,132	—	—
Shares redeemed:	Institutional Class	(641,507)	(1,009,016)	(2,125,975)	(7,253,505)
	Advisor Class	—	(946)	(11,188)	(61,397)
	Premier Class	—	—	(5,230)	(174,262)
	Retirement Class	(64,154)	(122,689)	(36,698)	(45,350)
	Retail Class	(5,291)	(31,081)	(154,843)	(813,954)
	Class W	(8,173,574)	(14,704,387)	—	—
Net increase (decrease) from shareholder transactions		(736,098)	8,477,918	10,559,224	26,250,484

86	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

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TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	87

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
						Net realized					Net
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	asset
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

GROWTH & INCOME FUND
Institutional Class:	4/30/21	#	$15.16	$0.06		$ 4.25	$ 4.31	$(0.10)	$(1.04)	$(1.14)	$18.33
	10/31/20		14.63	0.17		1.33	1.50	(0.21)	(0.76)	(0.97)	15.16
	10/31/19		14.44	0.21		1.20	1.41	(0.18)	(1.04)	(1.22)	14.63
	10/31/18		14.34	0.17		0.62	0.79	(0.15)	(0.54)	(0.69)	14.44
	10/31/17		11.76	0.15		2.80	2.95	(0.16)	(0.21)	(0.37)	14.34
	10/31/16		12.50	0.16		0.08	0.24	(0.16)	(0.82)	(0.98)	11.76
Advisor Class:	4/30/21	#	15.17	0.05		4.27	4.32	(0.10)	(1.04)	(1.14)	18.35
	10/31/20		14.64	0.15		1.33	1.48	(0.19)	(0.76)	(0.95)	15.17
	10/31/19		14.45	0.20		1.19	1.39	(0.16)	(1.04)	(1.20)	14.64
	10/31/18		14.34	0.15		0.64	0.79	(0.14)	(0.54)	(0.68)	14.45
	10/31/17		11.77	0.13		2.80	2.93	(0.15)	(0.21)	(0.36)	14.34
	10/31/16	‡	12.71	0.14		(0.11)	0.03	(0.15)	(0.82)	(0.97)	11.77
Premier Class:	4/30/21	#	15.19	0.05		4.26	4.31	(0.09)	(1.04)	(1.13)	18.37
	10/31/20		14.65	0.15		1.33	1.48	(0.18)	(0.76)	(0.94)	15.19
	10/31/19		14.45	0.19		1.20	1.39	(0.15)	(1.04)	(1.19)	14.65
	10/31/18		14.35	0.14		0.63	0.77	(0.13)	(0.54)	(0.67)	14.45
	10/31/17		11.77	0.13		2.80	2.93	(0.14)	(0.21)	(0.35)	14.35
	10/31/16		12.51	0.14		0.09	0.23	(0.15)	(0.82)	(0.97)	11.77
Retirement Class:	4/30/21	#	15.47	0.04		4.35	4.39	(0.08)	(1.04)	(1.12)	18.74
	10/31/20		14.91	0.13		1.36	1.49	(0.17)	(0.76)	(0.93)	15.47
	10/31/19		14.69	0.18		1.22	1.40	(0.14)	(1.04)	(1.18)	14.91
	10/31/18		14.57	0.13		0.64	0.77	(0.11)	(0.54)	(0.65)	14.69
	10/31/17		11.95	0.12		2.84	2.96	(0.13)	(0.21)	(0.34)	14.57
	10/31/16		12.68	0.13		0.09	0.22	(0.13)	(0.82)	(0.95)	11.95
Retail Class:	4/30/21	#	21.14	0.05		6.01	6.06	(0.07)	(1.04)	(1.11)	26.09
	10/31/20		20.02	0.17		1.86	2.03	(0.15)	(0.76)	(0.91)	21.14
	10/31/19		19.30	0.23		1.65	1.88	(0.12)	(1.04)	(1.16)	20.02
	10/31/18		18.94	0.16		0.83	0.99	(0.09)	(0.54)	(0.63)	19.30
	10/31/17		15.43	0.15		3.68	3.83	(0.11)	(0.21)	(0.32)	18.94
	10/31/16		16.08	0.16		0.13	0.29	(0.12)	(0.82)	(0.94)	15.43
Class W:	4/30/21	#	15.16	0.10		4.25	4.35	(0.14)	(1.04)	(1.18)	18.33
	10/31/20		14.64	0.22		1.32	1.54	(0.26)	(0.76)	(1.02)	15.16
	10/31/19		14.45	0.27		1.19	1.46	(0.23)	(1.04)	(1.27)	14.64
	10/31/18	†	15.93	0.01		(1.49)	(1.48)	—	—	—	14.45

88	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

							Ratios and supplemental data
								Ratios to average net assets
					Total									Net investment
	For the				return									income (loss)
	period				excluding		Net assets at					Net		excluding		Portfolio
	or year		Total		payment from		end of period	Gross		Net		investment		payment from		turnover
	ended		return		affiliates	[u]	(in thousands)	expenses		expenses		income (loss	)	affiliates	[u]	rate

GROWTH & INCOME FUND
Institutional Class:	4/30/21	#	29.57%[b]		29.56%[b]		$1,277,114	0.41%[c]		0.41%[c]		0.73%[c]		0.71%[c]		38%
	10/31/20		10.81		10.80		1,126,795	0.40		0.40		1.15		1.13		64
	10/31/19		10.94		10.93		1,409,853	0.41		0.40		1.51		1.50		68
	10/31/18		5.61		5.60		1,688,858	0.40		0.40		1.11		1.11		59
	10/31/17		25.52		25.51		4,794,249	0.41		0.41		1.16		1.16		76
	10/31/16		2.32		2.28		3,686,969	0.42		0.42		1.36		1.31		83
Advisor Class:	4/30/21	#	29.56	[b]	29.55	[b]	3,388	0.51	[c]	0.51	[c]	0.62	[c]	0.60	[c]	38
	10/31/20		10.70		10.69		2,701	0.49		0.49		1.04		1.02		64
	10/31/19		10.83		10.82		2,075	0.51		0.50		1.44		1.43		68
	10/31/18		5.56		5.55		437	0.50		0.50		0.98		0.97		59
	10/31/17		25.32		25.31		422	0.54		0.54		1.00		0.99		76
	10/31/16‡		0.63	[b]	0.59	[b]	102	0.43	[c]	0.43	[c]	1.31	[c]	1.26	[c]	83
Premier Class:	4/30/21	#	29.47	[b]	29.46	[b]	27,478	0.56	[c]	0.56	[c]	0.59	[c]	0.57	[c]	38
	10/31/20		10.67		10.66		25,805	0.55		0.55		1.03		1.01		64
	10/31/19		10.74		10.73		44,314	0.56		0.55		1.34		1.33		68
	10/31/18		5.52		5.51		132,573	0.55		0.55		0.94		0.93		59
	10/31/17		25.31		25.30		147,754	0.56		0.56		1.03		1.02		76
	10/31/16		2.16		2.12		139,939	0.57		0.57		1.22		1.18		83
Retirement Class:	4/30/21	#	29.47	[b]	29.46	[b]	558,576	0.66	[c]	0.66	[c]	0.47	[c]	0.46	[c]	38
	10/31/20		10.50		10.49		452,343	0.65		0.65		0.89		0.88		64
	10/31/19		10.67		10.66		497,202	0.66		0.65		1.27		1.26		68
	10/31/18		5.39		5.38		553,819	0.65		0.65		0.83		0.83		59
	10/31/17		25.14		25.13		609,643	0.66		0.66		0.92		0.91		76
	10/31/16		2.11		2.07		538,718	0.67		0.67		1.12		1.08		83
Retail Class:	4/30/21	#	29.45	[b]	29.44	[b]	1,544,441	0.69	[c]	0.69	[c]	0.43	[c]	0.42	[c]	38
	10/31/20		10.50		10.49		1,212,620	0.69		0.69		0.85		0.83		64
	10/31/19		10.60		10.59		1,199,088	0.70		0.69		1.23		1.23		68
	10/31/18		5.32		5.31		1,162,488	0.69		0.69		0.79		0.79		59
	10/31/17		25.11		25.10		1,164,448	0.70		0.70		0.87		0.86		76
	10/31/16		2.05		2.01		969,135	0.72		0.72		1.06		1.02		83
Class W:	4/30/21	#	29.85	[b]	29.84	[b]	2,802,903	0.41	[c]	0.00	[c]	1.14	[c]	1.12	[c]	38
	10/31/20		11.21		11.20		2,914,760	0.40		0.00		1.53		1.52		64
	10/31/19		11.39		11.38		3,363,807	0.41		0.00		1.93		1.92		68
	10/31/18	†	(9.29)[b]		(9.29)[b]		3,027,314	0.41	[c]	0.00	[c]	0.95	[c]	0.95	[c]	59

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	89

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
						Net realized					Net
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	asset
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

LARGE-CAP GROWTH FUND
Institutional Class:	4/30/21	#	$27.14	$ 0.02		$ 6.19	$ 6.21	$(0.11)	$(8.31)	$(8.42)	$24.93
	10/31/20		21.43	0.08		6.59	6.67	(0.09)	(0.87)	(0.96)	27.14
	10/31/19		21.42	0.11		2.37	2.48	(0.12)	(2.35)	(2.47)	21.43
	10/31/18		20.08	0.12		2.08	2.20	(0.10)	(0.76)	(0.86)	21.42
	10/31/17		15.70	0.11		4.55	4.66	(0.09)	(0.19)	(0.28)	20.08
	10/31/16		16.37	0.08		(0.15)	(0.07)	(0.06)	(0.54)	(0.60)	15.70
Advisor Class:	4/30/21	#	27.12	0.01		6.19	6.20	(0.10)	(8.31)	(8.41)	24.91
	10/31/20		21.41	0.06		6.59	6.65	(0.07)	(0.87)	(0.94)	27.12
	10/31/19		21.40	0.10		2.37	2.47	(0.11)	(2.35)	(2.46)	21.41
	10/31/18		20.06	0.06		2.11	2.17	(0.07)	(0.76)	(0.83)	21.40
	10/31/17		15.70	0.06		4.58	4.64	(0.09)	(0.19)	(0.28)	20.06
	10/31/16	‡	16.72	0.06		(0.48)	(0.42)	(0.06)	(0.54)	(0.60)	15.70
Premier Class:	4/30/21	#	27.10	0.00	[d]	6.18	6.18	(0.06)	(8.31)	(8.37)	24.91
	10/31/20		21.40	0.05		6.58	6.63	(0.06)	(0.87)	(0.93)	27.10
	10/31/19		21.37	0.08		2.37	2.45	(0.07)	(2.35)	(2.42)	21.40
	10/31/18		20.04	0.08		2.08	2.16	(0.07)	(0.76)	(0.83)	21.37
	10/31/17		15.67	0.08		4.55	4.63	(0.07)	(0.19)	(0.26)	20.04
	10/31/16		16.35	0.06		(0.16)	(0.10)	(0.04)	(0.54)	(0.58)	15.67
Retirement Class:	4/30/21	#	26.93	(0.01)		6.13	6.12	(0.05)	(8.31)	(8.36)	24.69
	10/31/20		21.27	0.02		6.54	6.56	(0.03)	(0.87)	(0.90)	26.93
	10/31/19		21.27	0.06		2.36	2.42	(0.07)	(2.35)	(2.42)	21.27
	10/31/18		19.94	0.05		2.08	2.13	(0.04)	(0.76)	(0.80)	21.27
	10/31/17		15.58	0.06		4.53	4.59	(0.04)	(0.19)	(0.23)	19.94
	10/31/16		16.28	0.03		(0.15)	(0.12)	(0.04)	(0.54)	(0.58)	15.58
Retail Class:	4/30/21	#	27.03	(0.02)		6.17	6.15	(0.04)	(8.31)	(8.35)	24.83
	10/31/20		21.34	0.01		6.57	6.58	(0.02)	(0.87)	(0.89)	27.03
	10/31/19		21.33	0.05		2.36	2.41	(0.05)	(2.35)	(2.40)	21.34
	10/31/18		20.00	0.05		2.08	2.13	(0.04)	(0.76)	(0.80)	21.33
	10/31/17		15.63	0.05		4.55	4.60	(0.04)	(0.19)	(0.23)	20.00
	10/31/16		16.31	0.03		(0.16)	(0.13)	(0.01)	(0.54)	(0.55)	15.63
Class W:	4/30/21	#	27.24	0.07		6.19	6.26	(0.24)	(8.31)	(8.55)	24.95
	10/31/20		21.50	0.18		6.61	6.79	(0.18)	(0.87)	(1.05)	27.24
	10/31/19		21.43	0.19		2.37	2.56	(0.14)	(2.35)	(2.49)	21.50
	10/31/18	†	23.77	0.01		(2.35)	(2.34)	—	—	—	21.43

90	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data
							Ratios to average net assets
				Total									Net investment
	For the			return									income (loss)
	period			excluding	Net assets at						Net		excluding		Portfolio
	or year		Total	payment from	end of period		Gross		Net		investment		payment from		turnover
	ended		return	affiliates [u]	(in thousands	)	expenses		expenses		income (loss	)	affiliates	[u]	rate

LARGE-CAP GROWTH FUND
Institutional Class:	4/30/21	#	27.25%[b]	27.24%[b]	$1,969,255		0.40%[c]		0.40%[c]		0.17%[c]		0.15%[c]		17%
	10/31/20		32.43	32.42	1,606,751		0.41		0.40		0.34		0.32		143
	10/31/19		13.60	13.59	1,333,235		0.42		0.41		0.54		0.53		97
	10/31/18		11.30	11.29	1,122,258		0.41		0.41		0.55		0.55		90
	10/31/17		30.19	30.18	3,589,896		0.43		0.43		0.60		0.60		94
	10/31/16		(0.37)	(0.40)	2,709,979		0.43		0.43		0.51		0.49		86
Advisor Class:	4/30/21	#	27.19 [b]	27.18 [b]	5,530		0.48	[c]	0.48	[c]	0.10	[c]	0.08	[c]	17
	10/31/20		32.33	32.32	4,820		0.48		0.48		0.24		0.23		143
	10/31/19		13.55	13.54	2,995		0.50		0.50		0.48		0.47		97
	10/31/18		11.19	11.18	7,303		0.52		0.52		0.26		0.26		90
	10/31/17		30.02	30.01	2,129		0.65		0.58		0.37		0.36		94
	10/31/16	‡	(2.47)[b]	(2.50)[b]	122		0.46	[c]	0.46	[c]	0.45	[c]	0.42	[c]	86
Premier Class:	4/30/21	#	27.13 [b]	27.12 [b]	15,171		0.55	[c]	0.55	[c]	0.02	[c]	0.00	[c]	17
	10/31/20		32.22	32.21	14,407		0.56		0.55		0.22		0.21		143
	10/31/19		13.45	13.44	19,839		0.57		0.56		0.39		0.38		97
	10/31/18		11.11	11.10	19,249		0.57		0.57		0.38		0.38		90
	10/31/17		30.00	29.99	44,550		0.58		0.58		0.47		0.46		94
	10/31/16		(0.55)	(0.58)	43,732		0.58		0.58		0.36		0.34		86
Retirement Class:	4/30/21	#	27.06 [b]	27.05 [b]	447,112		0.65	[c]	0.65	[c]	(0.08)[c]		(0.09)[c]		17
	10/31/20		32.08	32.07	395,851		0.66		0.65		0.08		0.07		143
	10/31/19		13.35	13.34	309,694		0.66		0.66		0.30		0.29		97
	10/31/18		11.03	11.02	343,094		0.67		0.67		0.25		0.25		90
	10/31/17		29.83	29.82	229,758		0.72		0.72		0.34		0.33		94
	10/31/16		(0.71)	(0.74)	249,606		0.78		0.77		0.17		0.14		86
Retail Class:	4/30/21	#	27.04 [b]	27.03 [b]	1,395,638		0.70	[c]	0.69	[c]	(0.13)[c]		(0.14)[c]		17
	10/31/20		32.05	32.04	1,127,972		0.70		0.70		0.04		0.03		143
	10/31/19		13.25	13.24	991,814		0.71		0.71		0.24		0.24		97
	10/31/18		10.97	10.96	986,875		0.72		0.72		0.22		0.21		90
	10/31/17		29.84	29.83	943,267		0.75		0.75		0.26		0.26		94
	10/31/16		(0.76)	(0.78)	629,391		0.76		0.76		0.19		0.16		86
Class W:	4/30/21	#	27.44 [b]	27.43 [b]	3,104,870		0.40	[c]	0.00	[c]	0.57	[c]	0.55	[c]	17
	10/31/20		32.94	32.93	2,942,406		0.41		0.00		0.75		0.73		143
	10/31/19		14.11	14.10	3,050,002		0.41		0.00		0.95		0.94		97
	10/31/18	†	(9.84)[b]	(9.84)[b]	2,671,086		0.42	[c]	0.00	[c]	0.42	[c]	0.41	[c]	90

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	91

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
						Net realized					Net
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	asset
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

LARGE-CAP VALUE FUND
Institutional Class:	4/30/21	#	$16.01	$0.13		$ 5.98	$ 6.11	$(0.35)	$ —	$(0.35)	$21.77
	10/31/20		17.68	0.33		(1.62)	(1.29)	(0.38)	—	(0.38)	16.01
	10/31/19		17.98	0.34		1.23	1.57	(0.34)	(1.53)	(1.87)	17.68
	10/31/18		19.56	0.33		(0.64)	(0.31)	(0.28)	(0.99)	(1.27)	17.98
	10/31/17		17.31	0.30		2.73	3.03	(0.33)	(0.45)	(0.78)	19.56
	10/31/16		17.59	0.31		0.62	0.93	(0.24)	(0.97)	(1.21)	17.31
Advisor Class:	4/30/21	#	15.99	0.12		5.98	6.10	(0.34)	—	(0.34)	21.75
	10/31/20		17.67	0.31		(1.61)	(1.30)	(0.38)	—	(0.38)	15.99
	10/31/19		17.97	0.33		1.23	1.56	(0.33)	(1.53)	(1.86)	17.67
	10/31/18		19.54	0.32		(0.63)	(0.31)	(0.27)	(0.99)	(1.26)	17.97
	10/31/17		17.31	0.28		2.72	3.00	(0.32)	(0.45)	(0.77)	19.54
	10/31/16	‡	17.69	0.26		0.57	0.83	(0.24)	(0.97)	(1.21)	17.31
Premier Class:	4/30/21	#	15.97	0.11		5.97	6.08	(0.32)	—	(0.32)	21.73
	10/31/20		17.63	0.31		(1.62)	(1.31)	(0.35)	—	(0.35)	15.97
	10/31/19		17.92	0.32		1.22	1.54	(0.30)	(1.53)	(1.83)	17.63
	10/31/18		19.50	0.30		(0.64)	(0.34)	(0.25)	(0.99)	(1.24)	17.92
	10/31/17		17.26	0.27		2.72	2.99	(0.30)	(0.45)	(0.75)	19.50
	10/31/16		17.53	0.28		0.64	0.92	(0.22)	(0.97)	(1.19)	17.26
Retirement Class:	4/30/21	#	15.93	0.10		5.97	6.07	(0.31)	—	(0.31)	21.69
	10/31/20		17.60	0.29		(1.63)	(1.34)	(0.33)	—	(0.33)	15.93
	10/31/19		17.88	0.30		1.23	1.53	(0.28)	(1.53)	(1.81)	17.60
	10/31/18		19.46	0.28		(0.64)	(0.36)	(0.23)	(0.99)	(1.22)	17.88
	10/31/17		17.23	0.25		2.71	2.96	(0.28)	(0.45)	(0.73)	19.46
	10/31/16		17.50	0.26		0.64	0.90	(0.20)	(0.97)	(1.17)	17.23
Retail Class:	4/30/21	#	15.23	0.09		5.70	5.79	(0.30)	—	(0.30)	20.72
	10/31/20		16.84	0.26		(1.54)	(1.28)	(0.33)	—	(0.33)	15.23
	10/31/19		17.22	0.28		1.17	1.45	(0.30)	(1.53)	(1.83)	16.84
	10/31/18		18.78	0.26		(0.61)	(0.35)	(0.22)	(0.99)	(1.21)	17.22
	10/31/17		16.66	0.23		2.61	2.84	(0.27)	(0.45)	(0.72)	18.78
	10/31/16		16.96	0.25		0.61	0.86	(0.19)	(0.97)	(1.16)	16.66
Class W:	4/30/21	#	16.07	0.17		5.99	6.16	(0.43)	—	(0.43)	21.80
	10/31/20		17.74	0.39		(1.61)	(1.22)	(0.45)	—	(0.45)	16.07
	10/31/19		17.98	0.40		1.25	1.65	(0.36)	(1.53)	(1.89)	17.74
	10/31/18	†	19.54	0.02		(1.58)	(1.56)	—	—	—	17.98

92	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data
							Ratios to average net assets
				Total									Net investment
	For the			return									income (loss)
	period			excluding	Net assets at						Net		excluding		Portfolio
	or year		Total	payment from	end of period		Gross		Net		investment		payment from		turnover
	ended		return	affiliates [u]	(in thousands	)	expenses		expenses		income (loss	)	affiliates	[u]	rate

LARGE-CAP VALUE FUND
Institutional Class:	4/30/21	#	38.60%[b]	38.59%[b]	$1,932,143		0.41%[c]		0.40%[c]		1.32%[c]		1.30%[c]		7%
	10/31/20		(7.51)	(7.52)	1,467,747		0.41		0.40		1.98		1.97		26
	10/31/19		10.23	10.22	1,922,604		0.41		0.39		2.06		2.05		79
	10/31/18		(1.84)	(1.85)	2,427,959		0.40		0.40		1.73		1.73		53
	10/31/17		17.77	17.76	5,558,748		0.40		0.40		1.59		1.58		53
	10/31/16		6.02	5.97	4,399,435		0.41		0.39		1.86		1.81		62
Advisor Class:	4/30/21	#	38.57 [b]	38.56 [b]	442		0.49	[c]	0.48	[c]	1.21	[c]	1.20	[c]	7
	10/31/20		(7.60)	(7.61)	257		0.47		0.46		1.91		1.89		26
	10/31/19		10.17	10.16	181		0.45		0.43		2.00		1.99		79
	10/31/18		(1.85)	(1.86)	171		0.46		0.45		1.66		1.65		53
	10/31/17		17.64	17.63	182		0.47		0.47		1.51		1.50		53
	10/31/16	‡	5.41 [b]	5.36 [b]	110		0.43	[c]	0.41	[c]	1.79	[c]	1.74	[c]	62
Premier Class:	4/30/21	#	38.46 [b]	38.45 [b]	79,764		0.56	[c]	0.55	[c]	1.17	[c]	1.15	[c]	7
	10/31/20		(7.65)	(7.66)	69,391		0.56		0.55		1.85		1.84		26
	10/31/19		10.10	10.09	130,723		0.56		0.54		1.92		1.91		79
	10/31/18		(2.01)	(2.02)	209,131		0.55		0.55		1.56		1.56		53
	10/31/17		17.59	17.58	291,951		0.55		0.55		1.46		1.45		53
	10/31/16		5.93	5.89	284,476		0.56		0.54		1.72		1.68		62
Retirement Class:	4/30/21	#	38.46 [b]	38.45 [b]	529,883		0.66	[c]	0.65	[c]	1.07	[c]	1.06	[c]	7
	10/31/20		(7.80)	(7.81)	423,110		0.66		0.65		1.73		1.72		26
	10/31/19		10.03	10.02	579,719		0.66		0.64		1.82		1.81		79
	10/31/18		(2.11)	(2.12)	750,194		0.65		0.65		1.46		1.46		53
	10/31/17		17.46	17.45	1,007,357		0.65		0.65		1.35		1.34		53
	10/31/16		5.80	5.75	920,779		0.66		0.64		1.61		1.57		62
Retail Class:	4/30/21	#	38.40 [b]	38.39 [b]	148,803		0.72	[c]	0.71	[c]	1.00	[c]	0.98	[c]	7
	10/31/20		(7.81)	(7.82)	108,093		0.73		0.72		1.67		1.65		26
	10/31/19		9.92	9.91	132,317		0.72		0.70		1.75		1.74		79
	10/31/18		(2.13)	(2.14)	130,587		0.71		0.70		1.41		1.40		53
	10/31/17		17.35	17.34	147,343		0.72		0.71		1.29		1.28		53
	10/31/16		5.74	5.69	132,362		0.73		0.70		1.55		1.50		62
Class W:	4/30/21	#	38.90 [b]	38.89 [b]	3,094,125		0.41	[c]	0.00	[c]	1.73	[c]	1.71	[c]	7
	10/31/20		(7.19)	(7.20)	2,698,308		0.41		0.00		2.37		2.36		26
	10/31/19		10.66	10.65	2,900,604		0.41		0.00		2.43		2.43		79
	10/31/18	†	(7.93)[b]	(7.93)[b]	2,706,272		0.41	[c]	0.00	[c]	1.56	[c]	1.56	[c]	53

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	93

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
						Net realized					Net
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	asset
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

MID-CAP GROWTH FUND
Institutional Class:	4/30/21	#	$25.15	$(0.05)		$ 7.26	$ 7.21	$ —	$(3.18)	$(3.18)	$29.18
	10/31/20		22.21	0.00	[d]	5.32	5.32	(0.04)	(2.34)	(2.38)	25.15
	10/31/19		22.29	0.04		2.90	2.94	(0.08)	(2.94)	(3.02)	22.21
	10/31/18		24.00	0.09		0.46	0.55	(0.13)	(2.13)	(2.26)	22.29
	10/31/17		19.07	0.14		4.89	5.03	(0.10)	—	(0.10)	24.00
	10/31/16		21.47	0.08		(0.77)	(0.69)	(0.04)	(1.67)	(1.71)	19.07
Advisor Class:	4/30/21	#	25.14	(0.05)		7.26	7.21	—	(3.18)	(3.18)	29.17
	10/31/20		22.20	(0.08)		5.39	5.31	(0.03)	(2.34)	(2.37)	25.14
	10/31/19		22.28	0.03		2.90	2.93	(0.07)	(2.94)	(3.01)	22.20
	10/31/18		23.99	0.08		0.45	0.53	(0.11)	(2.13)	(2.24)	22.28
	10/31/17		19.07	0.12		4.90	5.02	(0.10)	—	(0.10)	23.99
	10/31/16	‡	21.70	0.07		(0.99)	(0.92)	(0.04)	(1.67)	(1.71)	19.07
Premier Class:	4/30/21	#	24.96	(0.07)		7.20	7.13	—	(3.18)	(3.18)	28.91
	10/31/20		22.05	(0.03)		5.28	5.25	0.00 [d]	(2.34)	(2.34)	24.96
	10/31/19		22.14	0.01		2.89	2.90	(0.05)	(2.94)	(2.99)	22.05
	10/31/18		23.85	0.05		0.46	0.51	(0.09)	(2.13)	(2.22)	22.14
	10/31/17		18.95	0.11		4.86	4.97	(0.07)	—	(0.07)	23.85
	10/31/16		21.34	0.05		(0.76)	(0.71)	(0.01)	(1.67)	(1.68)	18.95
Retirement Class:	4/30/21	#	24.21	(0.08)		6.97	6.89	—	(3.18)	(3.18)	27.92
	10/31/20		21.47	(0.06)		5.14	5.08	—	(2.34)	(2.34)	24.21
	10/31/19		21.63	(0.01)		2.81	2.80	(0.02)	(2.94)	(2.96)	21.47
	10/31/18		23.35	0.03		0.45	0.48	(0.07)	(2.13)	(2.20)	21.63
	10/31/17		18.55	0.08		4.77	4.85	(0.05)	—	(0.05)	23.35
	10/31/16		20.94	0.03		(0.75)	(0.72)	—	(1.67)	(1.67)	18.55
Retail Class:	4/30/21	#	24.15	(0.08)		6.95	6.87	—	(3.18)	(3.18)	27.84
	10/31/20		21.44	(0.07)		5.12	5.05	—	(2.34)	(2.34)	24.15
	10/31/19		21.60	(0.02)		2.81	2.79	(0.01)	(2.94)	(2.95)	21.44
	10/31/18		23.32	0.01		0.46	0.47	(0.06)	(2.13)	(2.19)	21.60
	10/31/17		18.53	0.06		4.77	4.83	(0.04)	—	(0.04)	23.32
	10/31/16		20.93	0.02		(0.75)	(0.73)	—	(1.67)	(1.67)	18.53

94	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data
							Ratios to average net assets
				Total								Net investment
	For the			return								income (loss)
	period			excluding	Net assets at						Net	excluding	Portfolio
	or year		Total	payment from	end of period		Gross		Net		investment	payment from	turnover
	ended		return	affiliates [u]	(in thousands	)	expenses		expenses		income (loss )	affiliates [u]	rate

MID-CAP GROWTH FUND
Institutional Class:	4/30/21	#	30.02%[b]	30.01%[b]	$1,011,733		0.46%[c]		0.46%[c]		(0.33)%[c]	(0.35)%[c]	30%
	10/31/20		26.16	26.15	721,712		0.48		0.48		(0.02)	(0.03)	107
	10/31/19		15.93	15.92	761,182		0.48		0.48		0.20	0.19	81
	10/31/18		2.29	2.28	759,278		0.47		0.47		0.37	0.37	70
	10/31/17		26.48	26.47	912,465		0.47		0.47		0.63	0.62	71
	10/31/16		(3.22)	(3.24)	787,520		0.47		0.47		0.41	0.39	69
Advisor Class:	4/30/21	#	30.04 [b]	30.03 [b]	7,003		0.49	[c]	0.49	[c]	(0.36)[c]	(0.38)[c]	30
	10/31/20		26.09	26.08	5,113		0.56		0.56		(0.32)	(0.33)	107
	10/31/19		15.87	15.86	214		0.54		0.54		0.14	0.13	81
	10/31/18		2.22	2.21	160		0.52		0.52		0.32	0.31	70
	10/31/17		26.41	26.40	160		0.54		0.54		0.55	0.54	71
	10/31/16	‡	(4.26)[b]	(4.28)[b]	98		0.49	[c]	0.49	[c]	0.39 [c]	0.36 [c]	69
Premier Class:	4/30/21	#	29.92 [b]	29.91 [b]	50,192		0.61	[c]	0.61	[c]	(0.48)[c]	(0.50)[c]	30
	10/31/20		26.03	26.02	39,582		0.63		0.63		(0.16)	(0.17)	107
	10/31/19		15.70	15.69	52,210		0.63		0.63		0.06	0.05	81
	10/31/18		2.13	2.12	71,504		0.62		0.62		0.22	0.22	70
	10/31/17		26.30	26.29	94,517		0.62		0.62		0.50	0.49	71
	10/31/16		(3.35)	(3.37)	107,194		0.62		0.62		0.27	0.25	69
Retirement Class:	4/30/21	#	29.86 [b]	29.85 [b]	484,738		0.71	[c]	0.71	[c]	(0.58)[c]	(0.59)[c]	30
	10/31/20		25.91	25.90	375,489		0.73		0.73		(0.28)	(0.29)	107
	10/31/19		15.61	15.60	350,839		0.73		0.73		(0.05)	(0.06)	81
	10/31/18		2.04	2.03	352,638		0.72		0.72		0.12	0.11	70
	10/31/17		26.20	26.19	401,947		0.72		0.72		0.39	0.38	71
	10/31/16		(3.48)	(3.50)	367,160		0.72		0.72		0.16	0.14	69
Retail Class:	4/30/21	#	29.84 [b]	29.83 [b]	288,542		0.75	[c]	0.75	[c]	(0.62)[c]	(0.63)[c]	30
	10/31/20		25.80	25.79	225,291		0.78		0.78		(0.33)	(0.35)	107
	10/31/19		15.56	15.55	198,852		0.78		0.78		(0.10)	(0.11)	81
	10/31/18		1.99	1.98	179,846		0.77		0.77		0.06	0.05	70
	10/31/17		26.10	26.09	181,568		0.80		0.80		0.30	0.29	71
	10/31/16		(3.54)	(3.56)	154,928		0.78		0.78		0.10	0.08	69

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	95

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and unrealized	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

MID-CAP VALUE FUND
Institutional Class:	4/30/21	#	$14.40	$0.08		$5.93	$6.01	$(0.30)	$ —	$(0.30)	$20.11
	10/31/20		20.40	0.23		(2.47)	(2.24)	(0.44)	(3.32)	(3.76)	14.40
	10/31/19		22.30	0.43		0.87	1.30	(0.41)	(2.79)	(3.20)	20.40
	10/31/18		24.81	0.39		(0.83)	(0.44)	(0.40)	(1.67)	(2.07)	22.30
	10/31/17		22.16	0.37		3.34	3.71	(0.41)	(0.65)	(1.06)	24.81
	10/31/16		23.57	0.37		0.61	0.98	(0.33)	(2.06)	(2.39)	22.16
Advisor Class:	4/30/21	#	14.38	0.08		5.90	5.98	(0.28)	—	(0.28)	20.08
	10/31/20		20.37	0.23		(2.47)	(2.24)	(0.43)	(3.32)	(3.75)	14.38
	10/31/19		22.28	0.43		0.84	1.27	(0.39)	(2.79)	(3.18)	20.37
	10/31/18		24.77	0.36		(0.81)	(0.45)	(0.37)	(1.67)	(2.04)	22.28
	10/31/17		22.15	0.32		3.35	3.67	(0.40)	(0.65)	(1.05)	24.77
	10/31/16	‡	23.48	0.31		0.75	1.06	(0.33)	(2.06)	(2.39)	22.15
Premier Class:	4/30/21	#	14.37	0.07		5.90	5.97	(0.27)	—	(0.27)	20.07
	10/31/20		20.34	0.21		(2.46)	(2.25)	(0.40)	(3.32)	(3.72)	14.37
	10/31/19		22.24	0.39		0.86	1.25	(0.36)	(2.79)	(3.15)	20.34
	10/31/18		24.73	0.35		(0.81)	(0.46)	(0.36)	(1.67)	(2.03)	22.24
	10/31/17		22.10	0.34		3.31	3.65	(0.37)	(0.65)	(1.02)	24.73
	10/31/16		23.51	0.34		0.61	0.95	(0.30)	(2.06)	(2.36)	22.10
Retirement Class:	4/30/21	#	14.28	0.06		5.87	5.93	(0.26)	—	(0.26)	19.95
	10/31/20		20.24	0.20		(2.45)	(2.25)	(0.39)	(3.32)	(3.71)	14.28
	10/31/19		22.14	0.38		0.85	1.23	(0.34)	(2.79)	(3.13)	20.24
	10/31/18		24.63	0.32		(0.81)	(0.49)	(0.33)	(1.67)	(2.00)	22.14
	10/31/17		22.01	0.31		3.31	3.62	(0.35)	(0.65)	(1.00)	24.63
	10/31/16		23.41	0.32		0.61	0.93	(0.27)	(2.06)	(2.33)	22.01
Retail Class:	4/30/21	#	13.86	0.05		5.71	5.76	(0.25)	—	(0.25)	19.37
	10/31/20		19.76	0.18		(2.38)	(2.20)	(0.38)	(3.32)	(3.70)	13.86
	10/31/19		21.70	0.36		0.83	1.19	(0.34)	(2.79)	(3.13)	19.76
	10/31/18		24.19	0.31		(0.81)	(0.50)	(0.32)	(1.67)	(1.99)	21.70
	10/31/17		21.63	0.29		3.26	3.55	(0.34)	(0.65)	(0.99)	24.19
	10/31/16		23.05	0.30		0.60	0.90	(0.26)	(2.06)	(2.32)	21.63

96	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data
							Ratios to average net assets
	For the period or year ended		Total return	Total return excluding payment from affiliates [u]	Net assets at end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	Net investment income (loss) excluding payment from affiliates	[u]	Portfolio turnover rate

MID-CAP VALUE FUND
Institutional Class:	4/30/21	#	42.21%[b]	42.20%[b]	$1,422,042		0.44%[c]		0.44%[c]		0.94%[c]		0.93%[c]		55%
	10/31/20		(14.12)	(14.14)	1,045,293		0.46		0.43		1.47		1.46		143
	10/31/19		7.32	7.31	1,881,808		0.44		0.40		2.17		2.16		81
	10/31/18		(2.12)	(2.13)	2,312,195		0.42		0.39		1.62		1.62		25
	10/31/17		17.03	17.03	2,926,270		0.41		0.39		1.57		1.56		26
	10/31/16		5.21	5.17	3,225,705		0.41		0.37		1.74		1.70		43
Advisor Class:	4/30/21	#	42.04 [b]	42.03 [b]	444		0.54	[c]	0.54	[c]	0.94	[c]	0.93	[c]	55
	10/31/20		(14.17)	(14.18)	446		0.55		0.53		1.45		1.44		143
	10/31/19		7.18	7.17	879		0.54		0.49		2.22		2.21		81
	10/31/18		(2.17)	(2.18)	372		0.51		0.48		1.53		1.52		25
	10/31/17		16.87	16.87	330		0.56		0.53		1.35		1.35		26
	10/31/16	‡	5.56 [b]	5.52 [b]	141		0.43	[c]	0.40	[c]	1.63	[c]	1.58	[c]	43
Premier Class:	4/30/21	#	41.99 [b]	41.98 [b]	82,826		0.59	[c]	0.59	[c]	0.79	[c]	0.78	[c]	55
	10/31/20		(14.20)	(14.22)	68,187		0.61		0.58		1.36		1.34		143
	10/31/19		7.11	7.10	124,254		0.59		0.55		1.98		1.97		81
	10/31/18		(2.21)	(2.22)	207,370		0.57		0.54		1.46		1.45		25
	10/31/17		16.81	16.81	320,095		0.56		0.54		1.42		1.41		26
	10/31/16		5.09	5.05	368,739		0.56		0.52		1.61		1.57		43
Retirement Class:	4/30/21	#	41.94 [b]	41.93 [b]	598,113		0.69	[c]	0.69	[c]	0.68	[c]	0.66	[c]	55
	10/31/20		(14.29)	(14.31)	413,497		0.71		0.68		1.29		1.27		143
	10/31/19		7.01	7.00	590,795		0.69		0.65		1.92		1.91		81
	10/31/18		(2.33)	(2.34)	716,431		0.67		0.64		1.37		1.36		25
	10/31/17		16.73	16.73	978,517		0.66		0.64		1.30		1.30		26
	10/31/16		4.97	4.93	1,031,502		0.66		0.62		1.49		1.46		43
Retail Class:	4/30/21	#	41.96 [b]	41.95 [b]	222,576		0.76	[c]	0.75	[c]	0.63	[c]	0.61	[c]	55
	10/31/20		(14.37)	(14.39)	168,504		0.78		0.76		1.21		1.19		143
	10/31/19		6.96	6.95	230,989		0.74		0.70		1.89		1.88		81
	10/31/18		(2.40)	(2.41)	243,079		0.72		0.69		1.32		1.31		25
	10/31/17		16.70	16.70	286,550		0.71		0.68		1.25		1.25		26
	10/31/16		4.90	4.86	276,022		0.71		0.67		1.45		1.41		43

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	97

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and unrealized	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

QUANT SMALL-CAP EQUITY FUND
Institutional Class:	4/30/21	#	$14.40	$0.04		$7.90	$7.94	$(0.12)	$ —	$(0.12)	$22.22
	10/31/20		16.59	0.09		(1.38)	(1.29)	(0.18)	(0.72)	(0.90)	14.40
	10/31/19		18.77	0.16		0.55	0.71	(0.14)	(2.75)	(2.89)	16.59
	10/31/18		20.69	0.14		0.06	0.20	(0.16)	(1.96)	(2.12)	18.77
	10/31/17		16.64	0.16		4.53	4.69	(0.17)	(0.47)	(0.64)	20.69
	10/31/16		17.62	0.16		0.22	0.38	(0.13)	(1.23)	(1.36)	16.64
Advisor Class:	4/30/21	#	14.39	0.03		7.89	7.92	(0.10)	—	(0.10)	22.21
	10/31/20		16.56	0.08		(1.38)	(1.30)	(0.15)	(0.72)	(0.87)	14.39
	10/31/19		18.75	0.15		0.53	0.68	(0.12)	(2.75)	(2.87)	16.56
	10/31/18		20.67	0.11		0.08	0.19	(0.15)	(1.96)	(2.11)	18.75
	10/31/17		16.63	0.13		4.55	4.68	(0.17)	(0.47)	(0.64)	20.67
	10/31/16	‡	18.05	0.10		(0.16)	(0.06)	(0.13)	(1.23)	(1.36)	16.63
Premier Class:	4/30/21	#	14.30	0.02		7.84	7.86	(0.09)	—	(0.09)	22.07
	10/31/20		16.47	0.07		(1.37)	(1.30)	(0.15)	(0.72)	(0.87)	14.30
	10/31/19		18.64	0.14		0.54	0.68	(0.10)	(2.75)	(2.85)	16.47
	10/31/18		20.57	0.10		0.06	0.16	(0.13)	(1.96)	(2.09)	18.64
	10/31/17		16.54	0.13		4.52	4.65	(0.15)	(0.47)	(0.62)	20.57
	10/31/16		17.53	0.14		0.21	0.35	(0.11)	(1.23)	(1.34)	16.54
Retirement Class:	4/30/21	#	13.94	0.01		7.65	7.66	(0.08)	—	(0.08)	21.52
	10/31/20		16.08	0.06		(1.35)	(1.29)	(0.13)	(0.72)	(0.85)	13.94
	10/31/19		18.27	0.12		0.52	0.64	(0.08)	(2.75)	(2.83)	16.08
	10/31/18		20.20	0.08		0.06	0.14	(0.11)	(1.96)	(2.07)	18.27
	10/31/17		16.26	0.11		4.43	4.54	(0.13)	(0.47)	(0.60)	20.20
	10/31/16		17.25	0.12		0.21	0.33	(0.09)	(1.23)	(1.32)	16.26
Retail Class:	4/30/21	#	13.75	0.01		7.55	7.56	(0.08)	—	(0.08)	21.23
	10/31/20		15.87	0.05		(1.32)	(1.27)	(0.13)	(0.72)	(0.85)	13.75
	10/31/19		18.08	0.12		0.50	0.62	(0.08)	(2.75)	(2.83)	15.87
	10/31/18		20.00	0.07		0.07	0.14	(0.10)	(1.96)	(2.06)	18.08
	10/31/17		16.11	0.10		4.39	4.49	(0.13)	(0.47)	(0.60)	20.00
	10/31/16		17.10	0.11		0.21	0.32	(0.08)	(1.23)	(1.31)	16.11
Class W:	4/30/21	#	14.43	0.08		7.91	7.99	(0.18)	—	(0.18)	22.24
	10/31/20		16.64	0.14		(1.37)	(1.23)	(0.26)	(0.72)	(0.98)	14.43
	10/31/19		18.77	0.23		0.55	0.78	(0.16)	(2.75)	(2.91)	16.64
	10/31/18	†	20.86	0.00	[d]	(2.09)	(2.09)	—	—	—	18.77

98	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

				Ratios and supplemental data
	For the
	period			Net assets at				Ratios to average net assets				Portfolio
	or year ended		Total return	end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	turnover rate

QUANT SMALL-CAP EQUITY FUND
Institutional Class:	4/30/21	#	55.31%[b]	$1,468,498		0.41%[c]		0.41%[c]		0.43%[c]		28%
	10/31/20		(8.35)	1,150,062		0.43		0.40		0.65		93
	10/31/19		5.34	1,482,549		0.42		0.39		1.01		98
	10/31/18		0.85	1,728,014		0.41		0.40		0.68		87
	10/31/17		28.64	2,804,889		0.41		0.41		0.82		81
	10/31/16		2.59	2,102,479		0.42		0.42		1.01		86
Advisor Class:	4/30/21	#	55.31 [b]	728		0.48	[c]	0.47	[c]	0.31	[c]	28
	10/31/20		(8.46)	464		0.50		0.48		0.58		93
	10/31/19		5.25	757		0.52		0.50		0.89		98
	10/31/18		0.84	2,770		0.48		0.47		0.58		87
	10/31/17		28.51	2,611		0.48		0.48		0.70		81
	10/31/16	‡	0.07 [b]	508		0.47	[c]	0.47	[c]	0.67	[c]	86
Premier Class:	4/30/21	#	55.22 [b]	88,254		0.56	[c]	0.56	[c]	0.24	[c]	28
	10/31/20		(8.57)	65,169		0.58		0.55		0.49		93
	10/31/19		5.28	114,749		0.57		0.54		0.85		98
	10/31/18		0.68	152,816		0.56		0.55		0.51		87
	10/31/17		28.46	180,112		0.56		0.56		0.70		81
	10/31/16		2.38	171,546		0.57		0.57		0.91		86
Retirement Class:	4/30/21	#	55.08 [b]	475,866		0.66	[c]	0.66	[c]	0.14	[c]	28
	10/31/20		(8.61)	328,265		0.68		0.65		0.40		93
	10/31/19		5.14	440,064		0.67		0.64		0.76		98
	10/31/18		0.60	527,678		0.66		0.65		0.40		87
	10/31/17		28.29	641,915		0.66		0.66		0.58		81
	10/31/16		2.30	541,420		0.67		0.67		0.77		86
Retail Class:	4/30/21	#	55.09 [b]	153,731		0.72	[c]	0.66	[c]	0.12	[c]	28
	10/31/20		(8.61)	100,998		0.74		0.67		0.38		93
	10/31/19		5.06	127,462		0.72		0.65		0.74		98
	10/31/18		0.62	146,385		0.71		0.67		0.38		87
	10/31/17		28.19	169,753		0.71		0.71		0.53		81
	10/31/16		2.26	125,084		0.73		0.73		0.69		86
Class W:	4/30/21	#	55.67 [b]	897,043		0.41	[c]	0.00	[c]	0.81	[c]	47
	10/31/20		(8.01)	679,638		0.42		0.00		0.98		93
	10/31/19		5.78	778,275		0.42		0.00		1.40		98
	10/31/18	†	(10.02)[b]	794,946		0.41	[c]	0.00	[c]	(0.30)[c]		87

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	99

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
						Net realized					Net
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

QUANT SMALL/MID-CAP EQUITY FUND
Institutional Class:	4/30/21	#	$11.43	$0.04		$5.79	$5.83	$(0.10)	$(0.15)	$(0.25)	$17.01
	10/31/20		12.29	0.10		(0.24)	(0.14)	(0.11)	(0.61)	(0.72)	11.43
	10/31/19		12.43	0.11		1.08	1.19	(0.10)	(1.23)	(1.33)	12.29
	10/31/18		12.38	0.13		0.60	0.73	(0.13)	(0.55)	(0.68)	12.43
	10/31/17		9.63	0.10		2.67	2.77	(0.02)	—	(0.02)	12.38
	10/31/16	§	10.00	0.00	[d]	(0.37)	(0.37)	—	—	—	9.63
Advisor Class:	4/30/21	#	11.45	0.02		5.81	5.83	(0.09)	(0.15)	(0.24)	17.04
	10/31/20		12.31	0.08		(0.23)	(0.15)	(0.10)	(0.61)	(0.71)	11.45
	10/31/19		12.44	0.11		1.08	1.19	(0.09)	(1.23)	(1.32)	12.31
	10/31/18		12.37	0.07		0.68	0.75	(0.13)	(0.55)	(0.68)	12.44
	10/31/17		9.62	0.10		2.67	2.77	(0.02)	—	(0.02)	12.37
	10/31/16	§	10.00	0.02		(0.40)	(0.38)	—	—	—	9.62
Premier Class:	4/30/21	#	11.49	0.02		5.83	5.85	(0.08)	(0.15)	(0.23)	17.11
	10/31/20		12.27	0.08		(0.24)	(0.16)	(0.01)	(0.61)	(0.62)	11.49
	10/31/19		12.41	0.09		1.08	1.17	(0.08)	(1.23)	(1.31)	12.27
	10/31/18		12.36	0.09		0.62	0.71	(0.11)	(0.55)	(0.66)	12.41
	10/31/17		9.62	0.08		2.68	2.76	(0.02)	—	(0.02)	12.36
	10/31/16	§	10.00	0.02		(0.40)	(0.38)	—	—	—	9.62
Retirement Class:	4/30/21	#	11.38	0.01		5.77	5.78	(0.08)	(0.15)	(0.23)	16.93
	10/31/20		12.24	0.07		(0.24)	(0.17)	(0.08)	(0.61)	(0.69)	11.38
	10/31/19		12.39	0.08		1.07	1.15	(0.07)	(1.23)	(1.30)	12.24
	10/31/18		12.34	0.07		0.63	0.70	(0.10)	(0.55)	(0.65)	12.39
	10/31/17		9.62	0.06		2.68	2.74	(0.02)	—	(0.02)	12.34
	10/31/16	§	10.00	0.01		(0.39)	(0.38)	—	—	—	9.62
Retail Class:	4/30/21	#	11.36	0.00	[d]	5.76	5.76	(0.06)	(0.15)	(0.21)	16.91
	10/31/20		12.21	0.06		(0.23)	(0.17)	(0.07)	(0.61)	(0.68)	11.36
	10/31/19		12.37	0.07		1.06	1.13	(0.06)	(1.23)	(1.29)	12.21
	10/31/18		12.32	0.06		0.63	0.69	(0.09)	(0.55)	(0.64)	12.37
	10/31/17		9.62	0.05		2.66	2.71	(0.01)	—	(0.01)	12.32
	10/31/16§		10.00	0.01		(0.39)	(0.38)	—	—	—	9.62
Class W:	4/30/21	#	11.48	0.07		5.81	5.88	(0.15)	(0.15)	(0.30)	17.06
	10/31/20		12.34	0.15		(0.23)	(0.08)	(0.17)	(0.61)	(0.78)	11.48
	10/31/19		12.44	0.17		1.07	1.24	(0.11)	(1.23)	(1.34)	12.34
	10/31/18	†	13.81	0.00	[d]	(1.37)	(1.37)	—	—	—	12.44

100	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

				Ratios and supplemental data
	For the
	period			Net assets at		Ratios to average net assets						Portfolio
	or year ended		Total return	end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	turnover rate

QUANT SMALL/MID-CAP EQUITY FUND
Institutional Class:	4/30/21	#	51.62%[b]	$63,973		0.47%[c]		0.47%[c]		0.53%[c]		47%
	10/31/20		(1.48)	41,061		0.50		0.50		0.88		88
	10/31/19		11.20	43,317		0.50		0.50		0.95		81
	10/31/18		6.02	34,106		0.50		0.50		1.01		64
	10/31/17		28.83	666,876		0.50		0.50		0.86		84
	10/31/16	§	(3.70)[b]	370,391		1.58	[c]	0.53	[c]	0.18	[c]	2	[b]
Advisor Class:	4/30/21	#	51.54 [b]	7,193		0.59	[c]	0.59	[c]	0.24	[c]	47
	10/31/20		(1.55)	1,702		0.58		0.58		0.72		88
	10/31/19		11.18	244		0.54		0.54		0.94		81
	10/31/18		6.19	1,789		0.57		0.57		0.54		64
	10/31/17		28.81	1,290		0.50		0.50		0.87		84
	10/31/16	§	(3.80)[b]	967		2.08	[c]	0.68	[c]	0.64	[c]	2	[b]
Premier Class:	4/30/21	#	51.47 [b]	189		0.66	[c]	0.66	[c]	0.32	[c]	47
	10/31/20		(1.61)	115		0.68		0.68		0.71		88
	10/31/19		11.04	123		0.66		0.66		0.80		81
	10/31/18		5.89	1,241		0.66		0.66		0.74		64
	10/31/17		28.68	1,236		0.64		0.64		0.73		84
	10/31/16	§	(3.80)[b]	962		2.27	[c]	0.68	[c]	0.64	[c]	2	[b]
Retirement Class:	4/30/21	#	51.34 [b]	69,091		0.72	[c]	0.72	[c]	0.12	[c]	47
	10/31/20		(1.70)	21,008		0.75		0.75		0.61		88
	10/31/19		10.89	11,950		0.75		0.75		0.71		81
	10/31/18		5.83	10,728		0.76		0.76		0.57		64
	10/31/17		28.47	4,945		0.75		0.75		0.57		84
	10/31/16	§	(3.80)[b]	1,165		2.35	[c]	0.78	[c]	0.52	[c]	2	[b]
Retail Class:	4/30/21	#	51.21 [b]	13,459		0.90	[c]	0.90	[c]	0.03	[c]	47
	10/31/20		(1.76)	6,757		0.89		0.89		0.51		88
	10/31/19		10.67	5,765		0.88		0.88		0.59		81
	10/31/18		5.77	5,699		0.88		0.87		0.48		64
	10/31/17		28.21	3,291		0.88		0.88		0.44		84
	10/31/16	§	(3.80)[b]	1,127		3.15	[c]	0.92	[c]	0.38	[c]	2	[b]
Class W:	4/30/21	#	51.93 [b]	1,031,133		0.47	[c]	0.00	[c]	1.00	[c]	47
	10/31/20		(0.97)	675,231		0.50		0.00		1.37		88
	10/31/19		11.73	624,076		0.50		0.00		1.46		81
	10/31/18	†	(9.92)[b]	593,204		0.52	[c]	0.00	[c]	(0.12)[c]		64

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	101

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and unrealized	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

SOCIAL CHOICE EQUITY FUND
Institutional Class:	4/30/21	#	$21.42	$0.15		$6.29	$6.44	$(0.30)	$(0.04)	$(0.34)	$27.52
	10/31/20		20.36	0.31		1.76	2.07	(0.33)	(0.68)	(1.01)	21.42
	10/31/19		19.40	0.34		2.25	2.59	(0.31)	(1.32)	(1.63)	20.36
	10/31/18		19.19	0.33		0.65	0.98	(0.31)	(0.46)	(0.77)	19.40
	10/31/17		16.55	0.33		3.44	3.77	(0.39)	(0.74)	(1.13)	19.19
	10/31/16		16.71	0.33		0.36	0.69	(0.30)	(0.55)	(0.85)	16.55
Advisor Class:	4/30/21	#	21.39	0.14		6.29	6.43	(0.29)	(0.04)	(0.33)	27.49
	10/31/20		20.34	0.29		1.75	2.04	(0.31)	(0.68)	(0.99)	21.39
	10/31/19		19.39	0.33		2.24	2.57	(0.30)	(1.32)	(1.62)	20.34
	10/31/18		19.18	0.33		0.64	0.97	(0.30)	(0.46)	(0.76)	19.39
	10/31/17		16.54	0.31		3.46	3.77	(0.39)	(0.74)	(1.13)	19.18
	10/31/16	‡	16.78	0.29		0.32	0.61	(0.30)	(0.55)	(0.85)	16.54
Premier Class:	4/30/21	#	21.32	0.13		6.27	6.40	(0.27)	(0.04)	(0.31)	27.41
	10/31/20		20.27	0.28		1.74	2.02	(0.29)	(0.68)	(0.97)	21.32
	10/31/19		19.33	0.31		2.23	2.54	(0.28)	(1.32)	(1.60)	20.27
	10/31/18		19.11	0.30		0.66	0.96	(0.28)	(0.46)	(0.74)	19.33
	10/31/17		16.49	0.31		3.42	3.73	(0.37)	(0.74)	(1.11)	19.11
	10/31/16		16.65	0.31		0.35	0.66	(0.27)	(0.55)	(0.82)	16.49
Retirement Class:	4/30/21	#	21.75	0.12		6.39	6.51	(0.25)	(0.04)	(0.29)	27.97
	10/31/20		20.66	0.26		1.79	2.05	(0.28)	(0.68)	(0.96)	21.75
	10/31/19		19.67	0.30		2.27	2.57	(0.26)	(1.32)	(1.58)	20.66
	10/31/18		19.44	0.29		0.66	0.95	(0.26)	(0.46)	(0.72)	19.67
	10/31/17		16.75	0.29		3.49	3.78	(0.35)	(0.74)	(1.09)	19.44
	10/31/16		16.90	0.30		0.35	0.65	(0.25)	(0.55)	(0.80)	16.75
Retail Class:	4/30/21	#	18.88	0.10		5.56	5.66	(0.25)	(0.04)	(0.29)	24.25
	10/31/20		18.07	0.22		1.55	1.77	(0.28)	(0.68)	(0.96)	18.88
	10/31/19		17.40	0.26		1.99	2.25	(0.26)	(1.32)	(1.58)	18.07
	10/31/18		17.28	0.25		0.59	0.84	(0.26)	(0.46)	(0.72)	17.40
	10/31/17		14.98	0.26		3.10	3.36	(0.32)	(0.74)	(1.06)	17.28
	10/31/16		15.21	0.27		0.31	0.58	(0.26)	(0.55)	(0.81)	14.98

102	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data
	For the
	period				Net assets at		Ratios to average net assets						Portfolio
	or year ended		Total return		end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	turnover rate

SOCIAL CHOICE EQUITY FUND
Institutional Class:	4/30/21	#	30.30%[b]		$5,229,686		0.17%[c]		0.16%[c]		1.18%[c]		16%
	10/31/20		10.45		3,961,520		0.18		0.17		1.52		26
	10/31/19		14.83		3,440,954		0.17		0.17		1.81		21
	10/31/18		5.17		2,595,050		0.17		0.17		1.69		29
	10/31/17		23.79		1,908,430		0.18		0.18		1.87		14
	10/31/16		4.52		1,443,910		0.19		0.19		2.08		16
Advisor Class:	4/30/21	#	30.31	[b]	49,154		0.26	[c]	0.25	[c]	1.10	[c]	16
	10/31/20		10.34		37,323		0.26		0.25		1.43		26
	10/31/19		14.74		22,476		0.24		0.24		1.73		21
	10/31/18		5.15		12,595		0.22		0.22		1.64		29
	10/31/17		23.79		8,718		0.21		0.21		1.74		14
	10/31/16	‡	4.01	[b]	159		0.21	[c]	0.21	[c]	2.02	[c]	16
Premier Class:	4/30/21	#	30.21	[b]	114,656		0.33	[c]	0.32	[c]	1.02	[c]	16
	10/31/20		10.26		89,235		0.34		0.33		1.38		26
	10/31/19		14.62		95,411		0.33		0.33		1.66		21
	10/31/18		5.07		91,623		0.33		0.33		1.54		29
	10/31/17		23.58		70,679		0.33		0.33		1.75		14
	10/31/16		4.37		80,487		0.34		0.34		1.93		16
Retirement Class:	4/30/21	#	30.12	[b]	994,162		0.42	[c]	0.41	[c]	0.93	[c]	16
	10/31/20		10.20		767,329		0.43		0.42		1.27		26
	10/31/19		14.48		674,563		0.42		0.42		1.55		21
	10/31/18		4.96		476,339		0.42		0.42		1.44		29
	10/31/17		23.50		393,452		0.43		0.43		1.63		14
	10/31/16		4.23		329,659		0.44		0.44		1.83		16
Retail Class:	4/30/21	#	30.19	[b]	626,012		0.45	[c]	0.44	[c]	0.91	[c]	16
	10/31/20		10.09		468,736		0.46		0.45		1.25		26
	10/31/19		14.51		462,601		0.45		0.45		1.54		21
	10/31/18		4.93		447,785		0.45		0.45		1.42		29
	10/31/17		23.46		464,729		0.46		0.46		1.60		14
	10/31/16		4.20		427,545		0.46		0.46		1.83		16

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	103

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and unrealized	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

SOCIAL CHOICE LOW CARBON EQUITY FUND
Institutional Class:	4/30/21	#	$15.16	$0.09		$4.49	$4.58	$(0.16)	$(0.22)	$(0.38)	$19.36
	10/31/20		13.93	0.19		1.43	1.62	(0.18)	(0.21)	(0.39)	15.16
	10/31/19		12.77	0.22		1.64	1.86	(0.19)	(0.51)	(0.70)	13.93
	10/31/18		12.50	0.20		0.36	0.56	(0.17)	(0.12)	(0.29)	12.77
	10/31/17		10.35	0.20		2.27	2.47	(0.24)	(0.08)	(0.32)	12.50
	10/31/16		9.92	0.23		0.25	0.48	(0.05)	(0.00)[d]	(0.05)	10.35
Advisor Class:	4/30/21	#	15.14	0.08		4.49	4.57	(0.14)	(0.22)	(0.36)	19.35
	10/31/20		13.92	0.19		1.41	1.60	(0.17)	(0.21)	(0.38)	15.14
	10/31/19		12.77	0.20		1.64	1.84	(0.18)	(0.51)	(0.69)	13.92
	10/31/18		12.49	0.18		0.38	0.56	(0.16)	(0.12)	(0.28)	12.77
	10/31/17		10.35	0.19		2.27	2.46	(0.24)	(0.08)	(0.32)	12.49
	10/31/16	‡	10.01	0.21		0.18	0.39	(0.05)	(0.00)[d]	(0.05)	10.35
Premier Class:	4/30/21	#	15.18	0.08		4.49	4.57	(0.14)	(0.22)	(0.36)	19.39
	10/31/20		13.95	0.18		1.42	1.60	(0.16)	(0.21)	(0.37)	15.18
	10/31/19		12.79	0.19		1.65	1.84	(0.17)	(0.51)	(0.68)	13.95
	10/31/18		12.51	0.18		0.38	0.56	(0.16)	(0.12)	(0.28)	12.79
	10/31/17		10.34	0.18		2.27	2.45	(0.20)	(0.08)	(0.28)	12.51
	10/31/16		9.92	0.19		0.28	0.47	(0.05)	(0.00)[d]	(0.05)	10.34
Retirement Class:	4/30/21	#	15.09	0.07		4.46	4.53	(0.13)	(0.22)	(0.35)	19.27
	10/31/20		13.87	0.16		1.42	1.58	(0.15)	(0.21)	(0.36)	15.09
	10/31/19		12.72	0.18		1.64	1.82	(0.16)	(0.51)	(0.67)	13.87
	10/31/18		12.46	0.16		0.37	0.53	(0.15)	(0.12)	(0.27)	12.72
	10/31/17		10.33	0.18		2.25	2.43	(0.22)	(0.08)	(0.30)	12.46
	10/31/16		9.91	0.23		0.24	0.47	(0.05)	(0.00)[d]	(0.05)	10.33
Retail Class:	4/30/21	#	15.09	0.06		4.48	4.54	(0.12)	(0.22)	(0.34)	19.29
	10/31/20		13.88	0.15		1.41	1.56	(0.14)	(0.21)	(0.35)	15.09
	10/31/19		12.72	0.17		1.65	1.82	(0.15)	(0.51)	(0.66)	13.88
	10/31/18		12.46	0.15		0.38	0.53	(0.15)	(0.12)	(0.27)	12.72
	10/31/17		10.33	0.17		2.25	2.42	(0.21)	(0.08)	(0.29)	12.46
	10/31/16		9.91	0.20		0.26	0.46	(0.04)	(0.00)[d]	(0.04)	10.33

104	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data
	For the period				Net assets at	Ratios to average net assets						Portfolio
	or year ended		Total return		end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		turnover rate

SOCIAL CHOICE LOW CARBON EQUITY FUND
Institutional Class:	4/30/21	#	30.53%[b]		$311,680	0.31%[c]		0.31%[c]		1.04%[c]		14%
	10/31/20		11.88		211,659	0.35		0.32		1.36		27
	10/31/19		15.52		89,166	0.41		0.32		1.67		27
	10/31/18		4.54		77,376	0.53		0.32		1.50		45
	10/31/17		24.33		62,732	0.62		0.32		1.72		16
	10/31/16		4.92		36,694	0.65		0.32		2.31		83
Advisor Class:	4/30/21	#	30.54	[b]	2,433	0.40	[c]	0.40	[c]	0.95	[c]	14
	10/31/20		11.72		1,517	0.45		0.42		1.31		27
	10/31/19		15.33		1,132	0.52		0.43		1.52		27
	10/31/18		4.54		344	0.62		0.41		1.40		45
	10/31/17		24.21		190	0.71		0.40		1.66		16
	10/31/16	‡	3.94	[b]	117	0.67	[c]	0.34	[c]	2.37	[c]	83
Premier Class:	4/30/21#		30.43	[b]	5,075	0.47	[c]	0.47	[c]	0.89	[c]	14
	10/31/20		11.72		3,253	0.50		0.47		1.27		27
	10/31/19		15.33		2,171	0.56		0.47		1.50		27
	10/31/18		4.46		714	0.69		0.47		1.34		45
	10/31/17		24.12		492	0.79		0.47		1.60		16
	10/31/16		4.76		353	0.82		0.47		1.92		83
Retirement Class:	4/30/21	#	30.32	[b]	397,254	0.56	[c]	0.56	[c]	0.77	[c]	14
	10/31/20		11.65		202,084	0.60		0.57		1.14		27
	10/31/19		15.21		118,956	0.66		0.57		1.38		27
	10/31/18		4.26		22,392	0.78		0.57		1.24		45
	10/31/17		23.99		17,728	0.87		0.57		1.57		16
	10/31/16		4.75		6,575	0.91		0.57		2.29		83
Retail Class:	4/30/21	#	30.37	[b]	46,997	0.63	[c]	0.63	[c]	0.69	[c]	14
	10/31/20		11.47		22,606	0.66		0.63		1.09		27
	10/31/19		15.21		15,561	0.73		0.64		1.36		27
	10/31/18		4.23		11,882	0.85		0.64		1.17		45
	10/31/17		23.81		7,983	0.97		0.67		1.45		16
	10/31/16		4.69		2,575	0.97		0.65		2.05		83

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	105

Financial highlights

TIAA-CREF Funds

Selected per share data
Gain (loss) from investment operations
For the	Net asset	Net	Net realized and unrealized	Total gain	Less distributions from	Total	Net asset
period or year ended	value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

EMERGING MARKETS EQUITY FUND
Institutional Class:	4/30/21	#	$12.53	$0.02	$2.73	$2.75	$(0.10)	$(1.11)	$(1.21)	$14.07
10/31/20	11.54	0.07	1.10	1.17	(0.18)	—	(0.18)	12.53
10/31/19	10.05	0.18	1.75	1.93	(0.05)	(0.39)	(0.44)	11.54
10/31/18	12.87	0.11	(2.38)	(2.27)	(0.10)	(0.45)	(0.55)	10.05
10/31/17	9.66	0.11	3.18	3.29	(0.08)	—	(0.08)	12.87
10/31/16	9.07	0.10	0.58	0.68	(0.09)	—	(0.09)	9.66
Advisor Class:	4/30/21	#	12.52	0.01	2.74	2.75	(0.08)	(1.11)	(1.19)	14.08
10/31/20	11.54	0.04	1.11	1.15	(0.17)	—	(0.17)	12.52
10/31/19	10.05	0.17	1.76	1.93	(0.05)	(0.39)	(0.44)	11.54
10/31/18	12.86	0.04	(2.31)	(2.27)	(0.09)	(0.45)	(0.54)	10.05
10/31/17	9.65	0.11	3.18	3.29	(0.08)	—	(0.08)	12.86
10/31/16	‡	8.87	0.10	0.77	0.87	(0.09)	—	(0.09)	9.65
Premier Class:	4/30/21	#	12.53	0.01	2.74	2.75	(0.09)	(1.11)	(1.20)	14.08
10/31/20	11.55	0.05	1.09	1.14	(0.16)	—	(0.16)	12.53
10/31/19	10.04	0.17	1.77	1.94	(0.04)	(0.39)	(0.43)	11.55
10/31/18	12.85	0.09	(2.38)	(2.29)	(0.07)	(0.45)	(0.52)	10.04
10/31/17	9.65	0.11	3.16	3.27	(0.07)	—	(0.07)	12.85
10/31/16	9.06	0.09	0.57	0.66	(0.07)	—	(0.07)	9.65
Retirement Class:	4/30/21	#	12.48	0.01	2.72	2.73	(0.09)	(1.11)	(1.20)	14.01
10/31/20	11.49	0.05	1.10	1.15	(0.16)	—	(0.16)	12.48
10/31/19	10.00	0.17	1.74	1.91	(0.03)	(0.39)	(0.42)	11.49
10/31/18	12.82	0.08	(2.37)	(2.29)	(0.08)	(0.45)	(0.53)	10.00
10/31/17	9.62	0.08	3.18	3.26	(0.06)	—	(0.06)	12.82
10/31/16	9.03	0.08	0.57	0.65	(0.06)	—	(0.06)	9.62
Retail Class:	4/30/21	#	12.49	(0.01)	2.72	2.71	(0.05)	(1.11)	(1.16)	14.04
10/31/20	11.51	0.02	1.10	1.12	(0.14)	—	(0.14)	12.49
10/31/19	10.00	0.14	1.76	1.90	0.00	d	(0.39)	(0.39)	11.51
10/31/18	12.83	0.06	(2.37)	(2.31)	(0.07)	(0.45)	(0.52)	10.00
10/31/17	9.62	0.07	3.19	3.26	(0.05)	—	(0.05)	12.83
10/31/16	9.02	0.06	0.58	0.64	(0.04)	—	(0.04)	9.62
Class W:	4/30/21	#	12.62	0.08	2.75	2.83	(0.24)	(1.11)	(1.35)	14.10
10/31/20	11.63	0.17	1.10	1.27	(0.28)	—	(0.28)	12.62
10/31/19	10.06	0.28	1.76	2.04	(0.08)	(0.39)	(0.47)	11.63
10/31/18	†	10.77	0.01	(0.72)	(0.71)	—	—	—	10.06

106	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

						Ratios and supplemental data
							Ratios to average net assets
	For the period or year ended		Total return	Total return excluding payment from affiliates	[u]	Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Net investment income (loss) excluding payment from affiliates	[u]	Portfolio turnover rate

EMERGING MARKETS EQUITY FUND
Institutional Class:	4/30/21	#	22.46%[b]	22.45%[b]		$334,232	0.88%[c]		0.88%[c]		0.22%[c]		0.20%[c]		45%
	10/31/20		10.04	10.02		283,658	0.88		0.88		0.58		0.56		128
	10/31/19		20.10	20.09		255,775	0.90		0.90		1.66		1.65		129
	10/31/18		(18.47)	(18.48)		239,932	0.91		0.91		0.93		0.93		127
	10/31/17		34.55	34.54		1,334,540	0.92		0.92		1.03		1.01		152
	10/31/16		7.73	7.60		1,067,866	0.94		0.94		1.12		0.99		195
Advisor Class:	4/30/21	#	22.27 [b]	22.26	[b]	204	0.97	[c]	0.97	[c]	0.12	[c]	0.10	[c]	45
	10/31/20		10.06	10.04		179	0.95		0.95		0.31		0.29		128
	10/31/19		20.11	20.10		236	0.97		0.97		1.59		1.58		129
	10/31/18		(18.48)	(18.49)		138	0.96		0.96		0.30		0.30		127
	10/31/17		34.45	34.44		848	0.99		0.99		0.97		0.96		152
	10/31/16	‡	9.91 [b]	9.77	[b]	115	0.96	[c]	0.96	[c]	1.30	[c]	1.14	[c]	195
Premier Class:	4/30/21	#	22.34 [b]	22.33	[b]	12,280	1.03	[c]	0.98	[c]	0.13	[c]	0.11	[c]	45
	10/31/20		9.99	9.97		9,112	1.03		0.99		0.46		0.44		128
	10/31/19		19.99	19.98		7,700	1.05		1.02		1.54		1.52		129
	10/31/18		(18.63)	(18.64)		8,057	1.06		1.06		0.70		0.70		127
	10/31/17		34.32	34.31		11,035	1.07		1.07		1.03		1.01		152
	10/31/16		7.57	7.42		15,890	1.09		1.09		1.01		0.86		195
Retirement Class:	4/30/21	#	22.36 [b]	22.35	[b]	136,027	1.13	[c]	0.98	[c]	0.12	[c]	0.10	[c]	45
	10/31/20		9.94	9.92		118,191	1.13		0.99		0.44		0.43		128
	10/31/19		19.96	19.95		137,434	1.15		1.04		1.58		1.57		129
	10/31/18		(18.63)	(18.64)		88,764	1.16		1.13		0.67		0.66		127
	10/31/17		34.14	34.13		79,596	1.17		1.17		0.73		0.72		152
	10/31/16		7.47	7.34		26,946	1.19		1.19		0.86		0.74		195
Retail Class:	4/30/21	#	22.20 [b]	22.19	[b]	11,455	1.32	[c]	1.32	[c]	(0.21	)c	(0.23	)c	45
	10/31/20		9.68	9.66		8,500	1.27		1.27		0.17		0.15		128
	10/31/19		19.64	19.63		9,348	1.27		1.27		1.28		1.27		129
	10/31/18		(18.78)	(18.79)		7,636	1.27		1.27		0.50		0.49		127
	10/31/17		34.04	34.03		12,675	1.30		1.30		0.62		0.61		152
	10/31/16		7.21	7.08		4,460	1.36		1.34		0.72		0.59		195
Class W:	4/30/21	#	22.95 [b]	22.94	[b]	1,118,469	0.88	[c]	0.00	[c]	1.09	[c]	1.07	[c]	45
	10/31/20		11.11	11.09		1,194,291	0.88		0.00		1.47		1.46		128
	10/31/19		21.10	21.09		1,166,939	0.89		0.00		2.54		2.53		129
	10/31/18	†	(6.59)[b]	(6.59)[b]		1,081,436	0.91	[c]	0.00	[c]	0.91	[c]	0.90	[c]	127

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	107

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and unrealized	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

INTERNATIONAL EQUITY FUND
Institutional Class:	4/30/21	#	$10.91	$0.15		$2.96	$3.11	$(0.16)	$—	$(0.16)	$13.86
	10/31/20		11.06	0.18		(0.14)	0.04	(0.19)	—	(0.19)	10.91
	10/31/19		11.24	0.20		0.35	0.55	(0.24)	(0.49)	(0.73)	11.06
	10/31/18		13.24	0.26		(1.94)	(1.68)	(0.15)	(0.17)	(0.32)	11.24
	10/31/17		10.59	0.17		2.64	2.81	(0.16)	—	(0.16)	13.24
	10/31/16		10.97	0.16		(0.41)	(0.25)	(0.13)	—	(0.13)	10.59
Advisor Class:	4/30/21	#	11.15	0.14		3.03	3.17	(0.15)	—	(0.15)	14.17
	10/31/20		11.29	0.17		(0.13)	0.04	(0.18)	—	(0.18)	11.15
	10/31/19		11.23	0.05		0.50	0.55	—	(0.49)	(0.49)	11.29
	10/31/18		13.24	0.23		(1.93)	(1.70)	(0.14)	(0.17)	(0.31)	11.23
	10/31/17		10.59	0.03		2.77	2.80	(0.15)	—	(0.15)	13.24
	10/31/16	‡	10.80	0.16		(0.24)	(0.08)	(0.13)	—	(0.13)	10.59
Premier Class:	4/30/21#		10.89	0.14		2.94	3.08	(0.13)	—	(0.13)	13.84
	10/31/20		11.03	0.16		(0.13)	0.03	(0.17)	—	(0.17)	10.89
	10/31/19		11.21	0.18		0.35	0.53	(0.22)	(0.49)	(0.71)	11.03
	10/31/18		13.21	0.23		(1.93)	(1.70)	(0.13)	(0.17)	(0.30)	11.21
	10/31/17		10.56	0.16		2.63	2.79	(0.14)	—	(0.14)	13.21
	10/31/16		10.94	0.14		(0.40)	(0.26)	(0.12)	—	(0.12)	10.56
Retirement Class:	4/30/21	#	11.33	0.14		3.08	3.22	(0.13)	—	(0.13)	14.42
	10/31/20		11.48	0.16		(0.14)	0.02	(0.17)	—	(0.17)	11.33
	10/31/19		11.63	0.18		0.36	0.54	(0.20)	(0.49)	(0.69)	11.48
	10/31/18		13.69	0.23		(2.01)	(1.78)	(0.11)	(0.17)	(0.28)	11.63
	10/31/17		10.94	0.15		2.73	2.88	(0.13)	—	(0.13)	13.69
	10/31/16		11.33	0.14		(0.43)	(0.29)	(0.10)	—	(0.10)	10.94
Retail Class:	4/30/21	#	6.86	0.08		1.85	1.93	(0.13)	—	(0.13)	8.66
	10/31/20		7.02	0.09		(0.08)	0.01	(0.17)	—	(0.17)	6.86
	10/31/19		7.42	0.10		0.20	0.30	(0.21)	(0.49)	(0.70)	7.02
	10/31/18		8.84	0.14		(1.28)	(1.14)	(0.11)	(0.17)	(0.28)	7.42
	10/31/17		7.11	0.10		1.76	1.86	(0.13)	—	(0.13)	8.84
	10/31/16		7.43	0.10		(0.30)	(0.20)	(0.12)	—	(0.12)	7.11
Class W:	4/30/21	#	10.96	0.18		2.96	3.14	(0.20)	—	(0.20)	13.90
	10/31/20		11.10	0.23		(0.13)	0.10	(0.24)	—	(0.24)	10.96
	10/31/19		11.25	0.25		0.34	0.59	(0.25)	(0.49)	(0.74)	11.10
	10/31/18	†	12.32	0.01		(1.08)	(1.07)	—	—	—	11.25

108	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data
						Ratios to average net assets
	For the period or year ended		Total return	Total return excluding payment from affiliates [u]	Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Net investment income (loss) excluding payment from affiliates	[u]	Portfolio turnover rate

INTERNATIONAL EQUITY FUND
Institutional Class:	4/30/21	#	28.63%[b]	28.62%[b]	$2,778,084	0.46%[c]		0.46%[c]		2.28%[c]		2.26%[c]		16%
	10/31/20		0.33	0.31	2,230,915	0.48		0.48		1.74		1.72		102
	10/31/19		5.73	5.72	2,484,368	0.48		0.48		1.87		1.86		114
	10/31/18		(13.04)	(13.05)	1,892,458	0.48		0.48		1.99		1.98		73
	10/31/17		26.88	26.87	3,591,186	0.49		0.49		1.46		1.45		112
	10/31/16		(2.21)	(2.28)	2,808,919	0.49		0.48		1.57		1.50		95
Advisor Class:	4/30/21	#	28.52 [b]	28.51 [b]	3,409	0.56	[c]	0.56	[c]	2.14	[c]	2.12	[c]	16
	10/31/20		0.34	0.32	2,993	0.57		0.57		1.60		1.58		102
	10/31/19		5.46	5.45	3,929	0.60		0.60		0.38		0.37		114
	10/31/18		(13.16)	(13.17)	196,238	0.61		0.61		1.79		1.79		73
	10/31/17		26.86	26.86	248,286	0.67		0.64		0.24		0.23		112
	10/31/16	‡	(0.68)[b]	(0.76)[b]	104	0.51	[c]	0.51	[c]	1.76	[c]	1.68	[c]	95
Premier Class:	4/30/21	#	28.44 [b]	28.43 [b]	73,890	0.61	[c]	0.61	[c]	2.09	[c]	2.07	[c]	16
	10/31/20		0.26	0.24	80,569	0.63		0.63		1.53		1.51		102
	10/31/19		5.52	5.51	133,306	0.63		0.63		1.76		1.74		114
	10/31/18		(13.20)	(13.21)	164,943	0.63		0.63		1.75		1.74		73
	10/31/17		26.76	26.75	229,039	0.64		0.64		1.35		1.34		112
	10/31/16		(2.37)	(2.43)	203,311	0.64		0.63		1.34		1.28		95
Retirement Class:	4/30/21	#	28.51 [b]	28.50 [b]	475,371	0.71	[c]	0.71	[c]	2.03	[c]	2.01	[c]	16
	10/31/20		0.10	0.08	383,646	0.73		0.73		1.45		1.44		102
	10/31/19		5.44	5.43	459,274	0.73		0.71		1.63		1.62		114
	10/31/18		(13.25)	(13.26)	525,331	0.73		0.73		1.73		1.72		73
	10/31/17		26.60	26.59	676,858	0.74		0.74		1.21		1.21		112
	10/31/16		(2.51)	(2.58)	543,161	0.74		0.73		1.29		1.22		95
Retail Class:	4/30/21	#	28.38 [b]	28.37 [b]	279,957	0.80	[c]	0.80	[c]	1.94	[c]	1.92	[c]	16
	10/31/20		0.03	0.01	223,406	0.82		0.82		1.38		1.36		102
	10/31/19		5.24	5.23	249,406	0.82		0.82		1.53		1.52		114
	10/31/18		(13.32)	(13.33)	274,948	0.80		0.80		1.65		1.65		73
	10/31/17		26.64	26.63	342,956	0.79		0.79		1.29		1.28		112
	10/31/16		(2.60)	(2.67)	524,715	0.78		0.78		1.42		1.35		95
Class W:	4/30/21	#	28.84 [b]	28.83 [b]	2,502,356	0.46	[c]	0.00	[c]	2.75	[c]	2.73	[c]	16
	10/31/20		0.89	0.87	1,772,710	0.48		0.00		2.19		2.17		102
	10/31/19		6.16	6.15	1,480,782	0.48		0.00		2.35		2.34		114
	10/31/18	†	(8.69)[b]	(8.69)[b]	1,377,271	0.48	[c]	0.00	[c]	1.08	[c]	1.07	[c]	73

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	109

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
						Net realized					Net
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

INTERNATIONAL OPPORTUNITIES FUND
Institutional Class:	4/30/21	#	$15.70	$0.07		$ 3.50	$ 3.57	$(0.09)	$(0.37)	$(0.46)	$18.81
	10/31/20		13.35	0.07		2.42	2.49	(0.14)	—	(0.14)	15.70
	10/31/19		11.99	0.16		1.35	1.51	(0.15)	—	(0.15)	13.35
	10/31/18		13.06	0.20		(1.11)	(0.91)	(0.16)	—	(0.16)	11.99
	10/31/17		10.17	0.16		2.86	3.02	(0.13)	—	(0.13)	13.06
	10/31/16		10.49	0.14		(0.33)	(0.19)	(0.13)	—	(0.13)	10.17
Advisor Class:	4/30/21	#	15.67	0.06		3.51	3.57	(0.08)	(0.37)	(0.45)	18.79
	10/31/20		13.34	0.06		2.41	2.47	(0.14)	—	(0.14)	15.67
	10/31/19		11.97	0.11		1.40	1.51	(0.14)	—	(0.14)	13.34
	10/31/18		13.05	0.18		(1.10)	(0.92)	(0.16)	—	(0.16)	11.97
	10/31/17		10.17	0.16		2.85	3.01	(0.13)	—	(0.13)	13.05
	10/31/16	‡	10.58	0.13		(0.41)	(0.28)	(0.13)	—	(0.13)	10.17
Premier Class:	4/30/21	#	15.72	0.06		3.51	3.57	(0.07)	(0.37)	(0.44)	18.85
	10/31/20		13.37	0.04		2.44	2.48	(0.13)	—	(0.13)	15.72
	10/31/19		12.00	0.15		1.35	1.50	(0.13)	—	(0.13)	13.37
	10/31/18		13.07	0.18		(1.11)	(0.93)	(0.14)	—	(0.14)	12.00
	10/31/17		10.16	0.14		2.86	3.00	(0.09)	—	(0.09)	13.07
	10/31/16		10.47	0.13		(0.33)	(0.20)	(0.11)	—	(0.11)	10.16
Retirement Class:	4/30/21	#	15.63	0.05		3.50	3.55	(0.07)	(0.37)	(0.44)	18.74
	10/31/20		13.30	0.06		2.40	2.46	(0.13)	—	(0.13)	15.63
	10/31/19		11.93	0.15		1.35	1.50	(0.13)	—	(0.13)	13.30
	10/31/18		13.02	0.16		(1.11)	(0.95)	(0.14)	—	(0.14)	11.93
	10/31/17		10.14	0.12		2.87	2.99	(0.11)	—	(0.11)	13.02
	10/31/16		10.46	0.11		(0.33)	(0.22)	(0.10)	—	(0.10)	10.14
Retail Class:	4/30/21	#	15.65	0.03		3.50	3.53	(0.04)	(0.37)	(0.41)	18.77
	10/31/20		13.32	0.01		2.41	2.42	(0.09)	—	(0.09)	15.65
	10/31/19		11.94	0.12		1.36	1.48	(0.10)	—	(0.10)	13.32
	10/31/18		13.01	0.14		(1.10)	(0.96)	(0.11)	—	(0.11)	11.94
	10/31/17		10.13	0.11		2.85	2.96	(0.08)	—	(0.08)	13.01
	10/31/16		10.44	0.09		(0.33)	(0.24)	(0.07)	—	(0.07)	10.13
Class W:	4/30/21	#	15.78	0.12		3.53	3.65	(0.19)	(0.37)	(0.56)	18.87
	10/31/20		13.42	0.16		2.43	2.59	(0.23)	—	(0.23)	15.78
	10/31/19		11.99	0.24		1.36	1.60	(0.17)	—	(0.17)	13.42
	10/31/18	†	13.52	0.01		(1.54)	(1.53)	—	—	—	11.99

110	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data
							Ratios to average net assets
	For the period or year ended		Total return	Total return excluding payment from affiliates [u]	Net assets at end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	Net investment income (loss) excluding payment from affiliates	[u]	Portfolio turnover rate

INTERNATIONAL OPPORTUNITIES FUND
Institutional Class:	4/30/21	#	22.93%[b]	22.92%[b]	$ 133,425		0.61%[c]		0.61%[c]		0.74%[c]		0.72%[c]		12%
	10/31/20		18.84	18.82	120,668		0.61		0.61		0.53		0.51		36
	10/31/19		12.84	12.83	117,428		0.62		0.62		1.31		1.29		28
	10/31/18		(7.07)	(7.08)	87,135		0.62		0.62		1.43		1.43		21
	10/31/17		30.08	30.07	1,414,259		0.63		0.63		1.42		1.41		24
	10/31/16		(1.82)	(1.84)	1,298,796		0.63		0.63		1.37		1.35		31
Advisor Class:	4/30/21	#	22.94 [b]	22.93 [b]	5,003		0.71	[c]	0.71	[c]	0.67	[c]	0.65	[c]	12
	10/31/20		18.66	18.64	4,060		0.71		0.71		0.41		0.39		36
	10/31/19		12.85	12.84	4,168		0.71		0.71		0.85		0.84		28
	10/31/18		(7.17)	(7.17)	178		0.69		0.69		1.35		1.35		21
	10/31/17		29.96	29.95	150		0.64		0.64		1.41		1.40		24
	10/31/16	‡	(2.67)[b]	(2.69)[b]	101		0.65	[c]	0.65	[c]	1.46	[c]	1.44	[c]	31
Premier Class:	4/30/21	#	22.87 [b]	22.86 [b]	541		0.77	[c]	0.77	[c]	0.64	[c]	0.62	[c]	12
	10/31/20		18.69	18.67	399		0.77		0.70		0.32		0.30		36
	10/31/19		12.74	12.73	1,308		0.77		0.73		1.21		1.20		28
	10/31/18		(7.17)	(7.17)	1,562		0.78		0.78		1.34		1.34		21
	10/31/17		29.78	29.77	506		0.80		0.80		1.22		1.21		24
	10/31/16		(1.90)	(1.92)	325		0.79		0.79		1.27		1.25		31
Retirement Class:	4/30/21	#	22.90 [b]	22.89 [b]	182,338		0.86	[c]	0.77	[c]	0.60	[c]	0.58	[c]	12
	10/31/20		18.62	18.60	158,190		0.86		0.72		0.40		0.38		36
	10/31/19		12.77	12.76	175,643		0.87		0.77		1.19		1.17		28
	10/31/18		(7.34)	(7.34)	127,760		0.87		0.87		1.18		1.18		21
	10/31/17		29.74	29.73	30,390		0.88		0.88		1.03		1.02		24
	10/31/16		(1.98)	(2.00)	7,416		0.88		0.88		1.13		1.12		31
Retail Class:	4/30/21	#	22.73 [b]	22.72 [b]	8,611		1.08	[c]	1.08	[c]	0.36	[c]	0.33	[c]	12
	10/31/20		18.26	18.24	5,638		1.01		1.01		0.10		0.08		36
	10/31/19		12.50	12.49	4,122		1.02		1.02		0.92		0.91		28
	10/31/18		(7.41)	(7.41)	4,341		1.02		1.02		1.04		1.04		21
	10/31/17		29.46	29.45	3,404		1.08		1.08		0.94		0.94		24
	10/31/16		(2.25)	(2.27)	1,619		1.10		1.09		0.88		0.87		31
Class W:	4/30/21	#	23.36 [b]	23.35 [b]	1,824,199		0.61	[c]	0.00	[c]	1.38	[c]	1.36	[c]	12
	10/31/20		19.52	19.50	1,527,006		0.61		0.00		1.14		1.12		36
	10/31/19		13.62	13.61	1,487,781		0.62		0.00		1.94		1.92		28
	10/31/18	†	(11.32)[b]	(11.32)[b]	1,330,650		0.63	[c]	0.00	[c]	0.76	[c]	0.82	[c]	21

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	111

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
						Net realized					Net
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

QUANT INTERNATIONAL SMALL-CAP EQUITY FUND
Institutional Class:	4/30/21	#	$ 9.41	$0.09		$ 2.79	$ 2.88	$(0.22)	$ —	$(0.22)	$12.07
	10/31/20		10.30	0.19		(0.73)	(0.54)	(0.35)	—	(0.35)	9.41
	10/31/19		10.22	0.26		0.40	0.66	(0.29)	(0.29)	(0.58)	10.30
	10/31/18		12.90	0.33		(2.22)	(1.89)	(0.34)	(0.45)	(0.79)	10.22
	10/31/17	**	10.00	0.27		2.64	2.91	(0.01)	—	(0.01)	12.90
Advisor Class:	4/30/21	#	9.40	0.09		2.79	2.88	(0.22)	—	(0.22)	12.06
	10/31/20		10.29	0.19		(0.73)	(0.54)	(0.35)	—	(0.35)	9.40
	10/31/19		10.22	0.26		0.39	0.65	(0.29)	(0.29)	(0.58)	10.29
	10/31/18		12.88	0.31		(2.20)	(1.89)	(0.32)	(0.45)	(0.77)	10.22
	10/31/17	**	10.00	0.22		2.67	2.89	(0.01)	—	(0.01)	12.88
Premier Class:	4/30/21	#	9.52	0.08		2.82	2.90	(0.20)	—	(0.20)	12.22
	10/31/20		10.42	0.17		(0.74)	(0.57)	(0.33)	—	(0.33)	9.52
	10/31/19		10.23	0.25		0.41	0.66	(0.18)	(0.29)	(0.47)	10.42
	10/31/18		12.88	0.29		(2.17)	(1.88)	(0.32)	(0.45)	(0.77)	10.23
	10/31/17	**	10.00	0.22		2.67	2.89	(0.01)	—	(0.01)	12.88
Retirement Class:	4/30/21	#	9.40	0.08		2.78	2.86	(0.20)	—	(0.20)	12.06
	10/31/20		10.29	0.18		(0.73)	(0.55)	(0.34)	—	(0.34)	9.40
	10/31/19		10.19	0.25		0.39	0.64	(0.25)	(0.29)	(0.54)	10.29
	10/31/18		12.87	0.27		(2.18)	(1.91)	(0.32)	(0.45)	(0.77)	10.19
	10/31/17	**	10.00	0.20		2.68	2.88	(0.01)	—	(0.01)	12.87
Retail Class:	4/30/21	#	9.41	0.07		2.79	2.86	(0.18)	—	(0.18)	12.09
	10/31/20		10.30	0.15		(0.73)	(0.58)	(0.31)	—	(0.31)	9.41
	10/31/19		10.18	0.22		0.40	0.62	(0.21)	(0.29)	(0.50)	10.30
	10/31/18		12.86	0.26		(2.19)	(1.93)	(0.30)	(0.45)	(0.75)	10.18
	10/31/17	**	10.00	0.20		2.67	2.87	(0.01)	—	(0.01)	12.86
Class W:	4/30/21	#	9.46	0.13		2.80	2.93	(0.28)	—	(0.28)	12.11
	10/31/20		10.35	0.25		(0.72)	(0.47)	(0.42)	—	(0.42)	9.46
	10/31/19		10.22	0.33		0.40	0.73	(0.31)	(0.29)	(0.60)	10.35
	10/31/18	†	11.37	0.01		(1.16)	(1.15)	—	—	—	10.22

112	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

				Ratios and supplemental data
	For the period			Net assets at		Ratios to average net assets						Portfolio
	or year ended		Total return	end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	turnover rate

QUANT INTERNATIONAL SMALL-CAP EQUITY FUND
Institutional Class:	4/30/21	#	30.95%[b]	$ 68,781		0.72%[c]		0.67%[c]		1.63%[c]		57%
	10/31/20		(5.51)	54,223		0.71		0.66		2.06		100
	10/31/19		7.04	55,449		0.71		0.66		2.68		87
	10/31/18		(15.62)	43,174		0.71		0.66		2.71		89
	10/31/17	**	29.14 [b]	935,888		0.73	[c]	0.68	[c]	2.59	[c]	70	[b]
Advisor Class:	4/30/21	#	30.94 [b]	88		0.77	[c]	0.72	[c]	1.58	[c]	57
	10/31/20		(5.56)	69		0.76		0.71		2.01		100
	10/31/19		6.96	84		0.76		0.71		2.66		87
	10/31/18		(15.59)	83		0.73		0.68		2.44		89
	10/31/17	**	28.92 [b]	1,297		0.88	[c]	0.83	[c]	2.18	[c]	70	[b]
Premier Class:	4/30/21	#	30.80 [b]	90		0.94	[c]	0.85	[c]	1.45	[c]	57
	10/31/20		(5.71)	70		0.91		0.85		1.85		100
	10/31/19		6.85	76		0.89		0.84		2.53		87
	10/31/18		(15.54)	75		0.87		0.82		2.29		89
	10/31/17	**	28.92 [b]	1,288		1.03	[c]	0.85	[c]	2.16	[c]	70	[b]
Retirement Class:	4/30/21	#	30.77 [b]	4,403		0.97	[c]	0.84	[c]	1.48	[c]	57
	10/31/20		(5.67)	3,259		0.96		0.84		1.93		100
	10/31/19		6.86	3,113		0.96		0.84		2.54		87
	10/31/18		(15.79)	3,620		0.97		0.89		2.21		89
	10/31/17	**	28.82 [b]	8,020		1.03	[c]	0.95	[c]	1.93	[c]	70	[b]
Retail Class:	4/30/21	#	30.67 [b]	996		2.37	[c]	1.09	[c]	1.21	[c]	57
	10/31/20		(5.93)	757		1.44		1.09		1.60		100
	10/31/19		6.61	851		1.35		1.09		2.26		87
	10/31/18		(15.95)	971		1.17		1.08		2.15		89
	10/31/17	**	28.71 [b]	2,336		1.42	[c]	1.09	[c]	1.91	[c]	70	[b]
Class W:	4/30/21	#	31.43 [b]	1,173,074		0.72	[c]	0.00	[c]	2.30	[c]	57
	10/31/20		(4.97)	923,105		0.71		0.00		2.73		100
	10/31/19		7.85	926,729		0.71		0.00		3.38		87
	10/31/18	†	(10.11)[b]	852,681		0.72	[c]	0.00	[c]	0.80	[c]	89

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	113

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and unrealized	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

SOCIAL CHOICE INTERNATIONAL EQUITY FUND
Institutional Class:	4/30/21	#	$10.34	$0.14		$ 2.74	$ 2.88	$(0.18)	$ —	$(0.18)	$13.04
	10/31/20		11.16	0.23		(0.87)	(0.64)	(0.18)	—	(0.18)	10.34
	10/31/19		10.14	0.31		0.95	1.26	(0.24)	—	(0.24)	11.16
	10/31/18		11.21	0.29		(1.13)	(0.84)	(0.23)	(0.00)[d]	(0.23)	10.14
	10/31/17		9.31	0.28		1.86	2.14	(0.24)	—	(0.24)	11.21
	10/31/16		9.53	0.26		(0.42)	(0.16)	(0.06)	—	(0.06)	9.31
Advisor Class:	4/30/21	#	10.33	0.15		2.72	2.87	(0.17)	—	(0.17)	13.03
	10/31/20		11.16	0.21		(0.86)	(0.65)	(0.18)	—	(0.18)	10.33
	10/31/19		10.14	0.30		0.95	1.25	(0.23)	—	(0.23)	11.16
	10/31/18		11.21	0.30		(1.14)	(0.84)	(0.23)	(0.00)[d]	(0.23)	10.14
	10/31/17		9.32	0.31		1.81	2.12	(0.23)	—	(0.23)	11.21
	10/31/16‡		9.51	0.26		(0.39)	(0.13)	(0.06)	—	(0.06)	9.32
Premier Class:	4/30/21	#	10.34	0.14		2.73	2.87	(0.16)	—	(0.16)	13.05
	10/31/20		11.17	0.15		(0.81)	(0.66)	(0.17)	—	(0.17)	10.34
	10/31/19		10.13	0.32		0.92	1.24	(0.20)	—	(0.20)	11.17
	10/31/18		11.19	0.32		(1.16)	(0.84)	(0.22)	(0.00)[d]	(0.22)	10.13
	10/31/17		9.30	0.26		1.85	2.11	(0.22)	—	(0.22)	11.19
	10/31/16		9.53	0.25		(0.42)	(0.17)	(0.06)	—	(0.06)	9.30
Retirement Class:	4/30/21	#	10.30	0.14		2.71	2.85	(0.16)	—	(0.16)	12.99
	10/31/20		11.12	0.20		(0.86)	(0.66)	(0.16)	—	(0.16)	10.30
	10/31/19		10.11	0.26		0.96	1.22	(0.21)	—	(0.21)	11.12
	10/31/18		11.17	0.29		(1.14)	(0.85)	(0.21)	(0.00)[d]	(0.21)	10.11
	10/31/17		9.29	0.26		1.84	2.10	(0.22)	—	(0.22)	11.17
	10/31/16		9.52	0.24		(0.42)	(0.18)	(0.05)	—	(0.05)	9.29
Retail Class:	4/30/21	#	10.30	0.13		2.72	2.85	(0.15)	—	(0.15)	13.00
	10/31/20		11.13	0.20		(0.88)	(0.68)	(0.15)	—	(0.15)	10.30
	10/31/19		10.10	0.27		0.96	1.23	(0.20)	—	(0.20)	11.13
	10/31/18		11.17	0.28		(1.15)	(0.87)	(0.20)	(0.00)[d]	(0.20)	10.10
	10/31/17		9.29	0.26		1.82	2.08	(0.20)	—	(0.20)	11.17
	10/31/16		9.52	0.26		(0.44)	(0.18)	(0.05)	—	(0.05)	9.29

#	Unaudited
†	Class W commenced operations on September 28, 2018.
§	The Fund commenced operations on August 5, 2016.
**	The Fund commenced operations on December 9, 2016.
‡	Advisor Class commenced operations on December 4, 2015.
a	Based on average shares outstanding.
b	The percentages shown for this period are not annualized.
c	The percentages shown for this period are annualized.
d	Amount represents less than $0.01 per share.
u	Income reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly. The total return and net investment income ratio displayed excludes this item.

114	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

concluded

				Ratios and supplemental data
	For the period			Net assets at		Ratios to average net assets						Portfolio
	or year ended		Total return	end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	turnover rate

SOCIAL CHOICE INTERNATIONAL EQUITY FUND
Institutional Class:	4/30/21	#	27.94%[b]	$472,365		0.37%[c]		0.37%[c]		2.34%[c]		9%
	10/31/20		(5.83)	338,692		0.41		0.40		2.21		15
	10/31/19		12.77	192,475		0.58		0.40		3.03		9
	10/31/18		(7.61)	46,432		0.98		0.40		2.62		16
	10/31/17		23.49	35,797		1.20		0.40		2.76		12
	10/31/16		(1.65)	18,833		1.35		0.40		2.87		13
Advisor Class:	4/30/21	#	27.94 [b]	2,206		0.47	[c]	0.47	[c]	2.40	[c]	9
	10/31/20		(5.96)	1,192		0.52		0.51		1.99		15
	10/31/19		12.71	1,174		0.66		0.47		2.89		9
	10/31/18		(7.58)	579		1.03		0.45		2.69		16
	10/31/17		23.22	541		1.26		0.46		2.98		12
	10/31/16‡		(1.35)[b]	102		1.36	[c]	0.42	[c]	3.12	[c]	13
Premier Class:	4/30/21	#	27.85 [b]	770		0.53	[c]	0.53	[c]	2.27	[c]	9
	10/31/20		(5.99)	438		0.56		0.55		1.35		15
	10/31/19		12.55	1,754		0.74		0.55		3.05		9
	10/31/18		(7.66)	278		1.13		0.55		2.84		16
	10/31/17		23.23	1,338		1.36		0.55		2.58		12
	10/31/16		(1.72)	938		1.52		0.55		2.75		13
Retirement Class:	4/30/21	#	27.85 [b]	291,323		0.62	[c]	0.62	[c]	2.20	[c]	9
	10/31/20		(6.08)	162,780		0.66		0.65		1.91		15
	10/31/19		12.40	59,932		0.83		0.65		2.56		9
	10/31/18		(7.72)	9,304		1.23		0.65		2.61		16
	10/31/17		23.09	7,940		1.45		0.65		2.55		12
	10/31/16		(1.84)	3,001		1.61		0.65		2.67		13
Retail Class:	4/30/21	#	27.80 [b]	18,162		0.73	[c]	0.73	[c]	2.11	[c]	9
	10/31/20		(6.18)	10,335		0.72		0.72		1.89		15
	10/31/19		12.47	6,456		0.92		0.74		2.62		9
	10/31/18		(7.88)	4,525		1.32		0.74		2.53		16
	10/31/17		22.88	4,055		1.56		0.76		2.55		12
	10/31/16		(1.92)	1,382		1.66		0.72		2.80		13

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	115

Notes to financial statements (unaudited)

TIAA-CREF Funds

Note 1—organization

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following TIAA-CREF Funds are included in this report: Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Quant Small-Cap Equity Fund, Quant Small/Mid-Cap Equity Fund, Social Choice Equity Fund, Social Choice Low Carbon Equity Fund, Emerging Markets Equity Fund, International Equity Fund, International Opportunities Fund, Quant International Small-Cap Equity Fund and the Social Choice International Equity Fund (collectively the “Funds” or individually, the “Fund”).

Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.

The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.

The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer Institutional Class, Advisor Class, Premier Class, Retirement Class, Retail Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

Note 2—significant accounting policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Multiclass operations and allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Foreign currency transactions and translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received and are recognized as a component of “Net realized gain (loss) on total investments” on the Statements of operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “change in Net unrealized appreciation (depreciation) of investments and foreign currency” on the Statements of operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Net change in unrealized appreciation (depreciation) on total investments” on the Statements of operations, when applicable.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of assets and liabilities. Trustees’

116	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

fees, including any deferred and long-term compensation incurred, are reflected in the Statements of operations.

Indemnification: Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

New rule issuance: In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds’ financial statements.

Note 3—valuation of investments

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

•	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
•	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Debt securities: Prices of fixed-income securities are provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by Advisors. These securities are generally classified as Level 2.

Exchange-traded equity securities, common and preferred stock: Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are categorized as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and asked prices is utilized and the securities are generally classified as Level 2.

For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. These foreign securities are generally classified as Level 2.

Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.

TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	117

Notes to financial statements (unaudited)

Repurchase Agreements: Repurchase agreements are valued at contract plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

Futures contracts: Futures contracts are valued using the closing settlement price and are generally classified as Level 1.

Option contracts: Purchased and written options traded and listed on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported and are generally classified as Level 1. Over-the-counter (“OTC”) options are marked-to-market daily based upon a price supplied by a pricing service. OTC options are generally classified as Level 2.

Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of April 30, 2021, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Growth & Income
Equity investments:
Communication services	$685,730,342	$2,720,653	$—	$688,450,995
Consumer discretionary	856,073,524	51,320,181	—	907,393,705
Consumer staples	324,910,362	18,621,580	—	343,531,942
Financials	616,113,209	23,874,610	—	639,987,819
Health care	763,584,991	45,765,039	—	809,350,030
Industrials	639,994,737	43,350,777	—	683,345,514
Materials	290,642,392	5,666,724	—	296,309,116
All other equity investments*	1,842,328,585	—	—	1,842,328,585
Short-term investments	55,595,849	19,970,000	—	75,565,849
Purchased options**	1,007,365	—	—	1,007,365
Written options**	(8,424,157)	—	—	(8,424,157)
Total	$6,067,557,199	$211,289,564	$—	$6,278,846,763
Large-Cap Growth
Equity investments:
Communication services	$1,238,142,792	$91,132,711	$—	$1,329,275,503
Consumer discretionary	1,306,643,346	148,109,839	—	1,454,753,185
Consumer staples	332,831,318	33,209,067	—	366,040,385
Health care	779,083,329	132,963,134	—	912,046,463
Industrials	338,390,368	53,509,219	—	391,899,587
Information technology	2,332,867,032	63,602,030	—	2,396,469,062
All other equity investments*	93,647,471	—	—	93,647,471
Short-term investments	48,115,518	38,190,000	—	86,305,518
Total	$6,469,721,174	$560,716,000	$—	$7,030,437,174
Large-Cap Value
Equity investments*	$5,760,628,007	$—	$—	$5,760,628,007
Short-term investments	—	32,162,000	—	32,162,000
Total	$5,760,628,007	$32,162,000	$—	$5,792,790,007
Mid-Cap Growth
Equity investments:
Communication services	$127,469,235	$11,498,512	$—	$138,967,747
Consumer discretionary	359,934,833	47,391,140	—	407,325,973
Consumer staples	27,891,305	18,668,551	—	46,559,856
Industrials	142,341,679	11,641,176	—	153,982,855
Information technology	590,130,618	34,495,991	—	624,626,609
All other equity investments*	453,705,855	—	—	453,705,855
Short-term investments	36,851,204	16,172,000	—	53,023,204
Total	$1,738,324,729	$139,867,370	$—	$1,878,192,099
Mid-Cap Value
Equity investments*	$2,303,679,723	$—	$—	$2,303,679,723
Short-term investments	—	27,188,000	—	27,188,000
Total	$2,303,679,723	$27,188,000	$—	$2,330,867,723

118	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

continued

Fund	Level 1	Level 2	Level 3	Total
Quant Small-Cap Equity
Equity investments	$3,077,488,768	$—	$—	$3,077,488,768
Short-term investments	30,680,500	16,220,998	—	46,901,498
Futures contracts**	504,421	—	—	504,421
Total	$3,108,673,689	$16,220,998	$—	$3,124,894,687
Quant Small/Mid-Cap Equity
Equity investments	1,183,525,595	—	—	1,183,525,595
Short-term investments	29,158,029	6,280,000	—	35,438,029
Total	$1,212,683,624	$6,280,000	$—	$1,218,963,624
Social Choice Equity
Equity investments:
Communication Directionary	$777,765,667	$1,870,196	$—	$779,635,863
Energy	188,584,768	541,213	—	189,125,981
Financials	870,232,601	—	3,382	870,235,983
Health care	942,955,440	728,672	—	943,684,112
Information Technology	1,787,815,735	7,352,764	—	1,795,168,499
All other equity investments*	2,415,917,123	—	—	2,415,917,123
Short-term investments	37,193,500	56,029,000	—	93,222,500
Futures contracts**	591,927	—	—	591,927
Total	$7,021,056,761	$66,521,845	$3,382	$7,087,581,988
Social Choice Low Carbon Equity
Equity investments:
Communication Directionary	$85,089,875	$191,966	$—	$85,281,841
Energy	14,938,583	84,815	—	15,023,398
Financials	97,041,801	—	131	97,041,932
Health care	100,808,326	93,562	—	100,901,888
Information Technology	189,663,126	780,857	—	190,443,983
All other equity investments*	261,432,356	—	—	261,432,356
Short-term investments	588,911	12,664,993	—	13,253,904
Futures contracts**	23,089	—	—	23,089
Total	$749,586,067	$13,816,193	$131	$763,402,391
Emerging Markets Equity
Equity investments:
Africa/Middle East	$33,954,139	$77,326,800	$—	$111,280,939
Asia	392,560,185	645,127,581	—	1,037,687,766
Latin America	323,931,767	—	—	323,931,767
All other equity investments*	47,549,429	84,069,698	3,576	131,622,703
Short-term investments	37,660,366	—	—	37,660,366
Total	$835,655,886	$806,524,079	$3,576	$1,642,183,541
International Equity
Equity investments:
Asia	$51,450,942	$1,408,674,850	$—	$1,460,125,792
Australasia	—	385,836,290	—	385,836,290
Europe	62,542,669	3,673,642,694	—	3,736,185,363
North America	101,823,949	—	—	101,823,949
All other equity investments*	153,478,781	180,493,573	—	333,972,354
Short-term investments	171	62,346,000	—	62,346,171
Total	$369,296,512	$5,710,993,407	$—	$6,080,289,919
International Opportunities
Equity investments:
Asia	$50,621,994	$324,898,300	$—	$375,520,294
Australasia	—	126,317,231	—	126,317,231
Europe	—	1,077,873,204	—	1,077,873,204
Latin America	127,908,299	—	—	127,908,299
North America	182,417,000	—	—	182,417,000
All other equity investments*	41,644,758	146,996,572	1,709	188,643,039
Short-term investments	66,715,772	72,767,172	—	139,482,944
Total	$469,307,823	$1,748,852,479	$1,709	$2,218,162,011

TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	119

Notes to financial statements (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Quant International Small-Cap Equity
Equity investments:
Africa/Middle East	$11,210,299	$14,256,512	$—	$25,466,811
Asia	4,626,741	416,940,325	—	421,567,066
Australasia	—	73,563,987	—	73,563,987
Europe	—	388,423,659	—	388,423,659
Latin America	30,359,764	—	—	30,359,764
North America	99,345,633	16,516,894	—	115,862,527
All other equity investments*	14,239,454	170,223,215	—	184,462,669
Short-term investments	10,256,092	879,000	—	11,135,092
Total	$170,037,983	$1,080,803,592	$—	$1,250,841,575
Social Choice International Equity
Equity investments:
Asia	$—	$210,465,933	$—	$210,465,933
Australasia	—	53,040,471	—	53,040,471
Europe	6,029,518	399,525,181	—	405,554,699
All other equity investments*	—	105,422,759	—	105,422,759
Short-term investments	64	21,727,997	—	21,728,061
Futures contracts**	(126,127)	—	—	(126,127)
Total	$5,903,455	$790,182,341	$—	$796,085,796

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the market value of portfolio investments.

Note 4—investments

Repurchase agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.

The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of assets and liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of assets and liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special “tri-party” custodian on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.

As of April 30, 2021, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

At April 30, 2021, the total value of securities on loan and the total value of collateral received were as follows:

	Aggregate value	Cash		Non-cash	Total
	of securities	collateral		collateral	collateral
Fund	on loan	received	*	received	received
Growth & Income	$52,658,433	$55,595,849		$—	$55,595,849
Large-Cap Growth	49,931,388	48,115,518		4,309,145	52,424,663
Mid-Cap Growth	50,356,451	36,851,204		15,882,945	52,734,149
Quant Small-Cap Equity	65,488,320	30,680,500		37,994,215	68,674,715
Quant Small/Mid-Cap Equity	29,955,232	29,158,029		1,858,664	31,016,693
Social Choice Equity	55,425,854	37,193,500		20,004,305	57,197,805
Social Choice Low Carbon Equity	3,085,410	588,912		2,624,493	3,213,405
Emerging Markets Equity	39,456,925	37,660,366		4,196,187	41,856,553
International Equity	23,878,769	171		25,596,381	25,596,552
International Opportunities	108,934,960	66,715,772		50,802,940	117,518,712
Quant International Small-Cap Equity	28,669,686	10,256,092		20,647,357	30,903,449
Social Choice International Equity	4,315,913	64		4,475,467	4,475,531

*	May include cash and investment of cash collateral.

120	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

continued

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended April 30, 2021 were as follows:

Fund	Non-U.S. government purchases	Non-U.S. government sales
Growth & Income	$2,223,560,635	$3,235,512,829
Large-Cap Growth	1,130,124,414	1,842,997,491
Large-Cap Value	389,336,759	1,045,472,677
Mid-Cap Growth	543,102,124	488,808,131
Mid-Cap Value	1,096,003,749	1,149,489,786
Quant Small-Cap Equity	807,199,103	1,278,012,997
Quant Small/Mid-Cap Equity	520,643,200	491,118,768
Social Choice Equity	990,738,570	857,437,088
Social Choice Low Carbon Equity	259,105,073	80,451,510
Emerging Markets Equity	704,280,886	894,747,033
International Equity	1,206,086,189	881,810,937
International Opportunities	240,952,114	305,536,462
Quant International Small-Cap Equity	648,499,467	681,049,373
Social Choice International Equity	190,531,083	59,845,725

Note 5—derivative investments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At April 30, 2021, the following Funds have invested in derivative contracts which are reflected in the Statements of assets and liabilities as follows:

	Asset derivatives		Liability derivatives
Derivative contract	Location	Fair value amount	Location	Fair value amount
Growth & Income Fund
Equity contracts	Portfolio investments	$1,007,365	Written options	$(8,424,157)
Quant Small-Cap Equity Fund
Equity contracts	Futures contracts*	504,421
Social Choice Equity Fund
Equity contracts	Futures contracts*	591,927
Social Choice Low Carbon Equity Fund
Equity contracts	Futures contracts*	23,089
Social Choice International Equity Fund
Equity contracts			Futures contracts*	(126,127)

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statements of assets and liabilities is only the receivable or payable for

For the period ended April 30, 2021, the effect of derivative contracts on the Funds’ Statements of operations was as follows:

Derivative contract	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)
Growth & Income Fund
Equity contracts	Purchased options	$—	$(817,563)
Equity contracts	Written options	25,159,124	(2,702,444)
Large-Cap Growth Fund
Equity contracts	Written options	439,421	2,305,442
Quant Small-Cap Equity Fund
Equity contracts	Futures contracts	5,175,690	193,821
Social Choice Equity Fund
Equity contracts	Futures contracts	8,583,676	1,343,494
Social Choice Low Carbon Equity Fund
Equity contracts	Futures contracts	1,759,819	461,123
Emerging Markets Equity Fund
Equity contracts	Written options	936,342	—
Social Choice International Equity Fund
Equity contracts	Futures contracts	2,153,915	131,932

Options: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. Options can be settled either directly with the counterparty (over the counter) or through a central clearinghouse (exchange traded). To manage the risk, the Funds may invest in both equity and index options. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put equity options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Index options are written or purchased options in which the underlying investment is a specified index. The exercise of an index option will not result in the physical delivery of the underlier, but a cash transfer of the difference between the settlement price of the underlier and the strike price of the option. Purchased options are included in the Summary portfolio of investments, and written options are separately reflected as a liability in the Statements of assets and liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks may arise upon entering into over the counter options from the potential of default by counterparty. Also, risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses that may exceed amounts recognized on the Statements of assets and liabilities. During the period ended April 30, 2021, the Growth & Income Fund, Large-Cap Growth Fund, and Emerging Markets Equity Fund had exposure to options, based on underlying notional values, generally between 0% and 8% of net assets. The purchased and written options outstanding as of April 30, 2021 are disclosed in the Summary portfolio of investments and the full Schedules of investments.

TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	121

Notes to financial statements (unaudited)

Futures contracts: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the period ended April 30, 2021, the Quant Small-Cap Equity Fund, Social Choice Equity Fund, Social Choice Low Carbon Equity Fund and Social Choice International Equity Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 4% of net assets. The futures contracts outstanding as of April 30, 2021 are disclosed in the Summary portfolio of investments and the full Schedules of investments.

Note 6—income tax and other tax matters

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Net unrealized appreciation (depreciation): At April 30, 2021, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax Cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)
Growth & Income	$3,291,331,901	$3,084,904,780	$(83,057,021)	$3,001,847,759
Large-Cap Growth	3,888,659,637	3,185,512,752	(43,735,215)	3,141,777,537
Large-Cap Value	3,707,793,523	2,106,522,674	(21,526,190)	2,084,996,484
Mid-Cap Growth	1,278,424,105	619,232,332	(19,464,338)	599,767,994
Mid-Cap Value	1,798,167,431	566,456,099	(33,755,807)	532,700,292
Quant Small-Cap Equity	2,059,393,090	1,141,685,753	(76,184,156)	1,065,501,597
Quant Small/Mid-Cap Equity	827,190,954	412,580,053	(20,807,383)	391,772,670
Social Choice Equity	4,308,003,600	2,846,509,442	(66,931,054)	2,779,578,388
Social Choice Low Carbon Equity	585,117,025	184,960,717	(6,675,351)	178,285,366
Emerging Markets Equity	1,404,987,928	322,150,579	(84,954,966)	237,195,613
International Equity	4,658,397,011	1,589,004,028	(167,111,291)	1,421,892,737
International Opportunities	1,320,590,849	931,820,333	(34,249,171)	897,571,162
Quant International Small-Cap Equity	1,022,892,875	269,992,281	(42,043,581)	227,948,700
Social Choice International Equity	666,012,008	143,920,298	(13,846,510)	130,073,788

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Distributions to shareholders: The tax character of distributions paid to shareholders during the year ended October 31, 2020 was as follows:

	10/31/2020
Fund	Ordinary income	Long-term capital gains	Total
Growth & Income	$ 94,655,539	$317,000,212	$411,655,751
Large-Cap Growth	32,073,551	226,841,678	258,915,229
Large-Cap Value	127,817,787	—	127,817,787
Mid-Cap Growth	1,432,788	143,729,533	145,162,321
Mid-Cap Value	64,499,632	443,853,676	508,353,308
Quant Small-Cap Equity	29,660,062	119,163,976	148,824,038
Quant Small/Mid-Cap Equity	9,170,076	33,371,223	42,541,299
Social Choice Equity	90,118,246	139,653,182	229,771,428
Social Choice Low Carbon Equity	3,087,118	3,366,750	6,453,868
Emerging Markets Equity	34,679,261	—	34,679,261
International Equity	88,787,917	—	88,787,917
International Opportunities	27,766,069	—	27,766,069
Quant International Small-Cap Equity	39,102,446	—	39,102,446
Social Choice International Equity	4,650,242	—	4,650,242

The tax character of the fiscal year 2021 distributions will be determined at the end of the fiscal year.

Note 7—investment adviser and other transactions with affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in

122	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

continued

providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of operations are paid to Advisors under the Service Agreement.

Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates Nuveen Securities for providing distribution, promotional, and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

Advisors has contractually agreed to waive and/or reimburse Class W’s shares’ Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. Advisors expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees. The Management fees and Other expenses of Class W shares that have been waived by Advisors may be incurred directly or indirectly, all or in part, by investors in Class W shares.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of April 30, 2021, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

	Investment management fee range		Investment management fee—effective rate	Service agreement fee	Distribution fee			Maximum expense amounts‡
Fund				Retirement Class	Premier Class	Retail Class		Institutional Class		Advisor Class		Premier Class		Retirement Class		Retail Class		Class W	§
Growth & Income*	0.300%–0.450%		0.200%	0.250%	0.150%	0.250%		0.520%		0.670%		0.670%		0.770%		0.910%		0.520%
Large-Cap Growth*	0.300–0.450	[a]	0.190	0.250	0.150	0.250		0.515	[a]	0.665	[a]	0.665	[a]	0.765	[a]	0.905	[a]	0.515	[a]
Large-Cap Value*	0.300–0.450	[b]	0.200	0.250	0.150	0.250		0.510	[b]	0.660	[b]	0.660	[b]	0.760	[b]	0.900	[b]	0.510	[b]
Mid-Cap Growth*	0.290–0.480		0.220	0.250	0.150	0.250		0.550		0.700		0.700		0.800		0.940		—
Mid-Cap Value*	0.290–0.480	[c]	0.220	0.250	0.150	0.250		0.545	[c]	0.695	[c]	0.695	[c]	0.795	[c]	0.935	[c]	—
Quant Small-Cap Equity*	0.270–0.460	[d]	0.200	0.250	0.150	0.250	[e]	0.525	[d]	0.675	[d]	0.675	[d]	0.775	[d]	0.865	[d]	0.525	[d]
Quant Small/Mid-Cap Equity*	0.270–0.460		0.220	0.250	0.150	0.250		0.530		0.680		0.680		0.780		0.920		0.530
Social Choice Equity	0.150	[f]	0.070	0.250	0.150	0.250		0.210	[f]	0.360	[f]	0.360	[f]	0.460	[f]	0.600	[f]	—
Social Choice Low Carbon Equity*	0.200–0.250		0.120	0.250	0.150	0.250		0.320		0.470		0.470		0.570		0.710		—
Emerging Markets Equity*	0.700–0.850		0.420	0.250	0.150	0.250		0.950		1.100		0.980	[g]	0.980	[g]	1.340		0.950
International Equity*	0.350–0.500		0.230	0.250	0.150	0.250		0.600		0.750		0.750		0.850		0.990		0.600
International Opportunities*	0.450–0.600		0.290	0.250	0.150	0.250		0.700		0.850		0.765	[h]	0.765	[h]	1.090		0.700
Quant International Small-Cap Equity*	0.500–0.650	[i]	—	0.250	0.150	0.250		0.700	[i]	0.850	[i]	0.850	[i]	0.840	[i]	1.090	[i]	0.700	[i]
Social Choice International Equity*	0.250–0.300		0.150	0.250	0.150	0.250		0.400		0.550		0.550		0.650		0.790		—
*	These Funds are subject to a breakpoint schedule on their investment management fees, which reduces these fees as the Fund’s net assets increase.
‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2022. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.
§	Advisors has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Advisors expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed with approval of the Board of Trustees.
[a]	Effective May 1, 2020, Advisors agreed to voluntarily waive a portion of the investment management fee for the Large-Cap Growth Fund. The investment management fee range after the waiver is 0.295%–0.445% of daily average net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[b]	Effective May 1, 2020, Advisors agreed to voluntarily waive a portion of the investment management fee for the Large-Cap Value Fund. The investment management fee range after the waiver is 0.290%–0.440% of daily average net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[c]	Effective May 1, 2020, Advisors agreed to voluntarily waive a portion of the investment management fee for the Mid-Cap Value Fund. The investment management fee range after the waiver is 0.285%–0.475% of daily average net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[d]	Effective May 1, 2020, Advisors agreed to voluntarily waive a portion of the investment management fee for the Quant Small-Cap Equity Fund. The investment management fee range after the waiver is 0.265%–0.455% of daily average net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[e]	Effective May 1, 2020, Nuveen Securities agreed to voluntarily waive a portion of the distribution Rule 12b1 fee by 0.050% for the Retail Class of the Quant Small-Cap Equity Fund. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. The distribution fee after the waiver is 0.200%.
[f]	Effective May 1, 2020, Advisors agreed to voluntarily waive a portion of the investment management fee for the Social Choice Equity Fund. The investment management fee after the waiver is 0.140% of daily average net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.

TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	123

Notes to financial statements (unaudited)

[g]	Effective May 1, 2020, Advisors agreed to voluntarily waive a portion of the expense cap in the Emerging Markets Equity Fund Premier Class and Retirement Class. This waiver is voluntary in nature and and can be discontinued at any time without prior notice to shareholders upon Board approval.
[h]	Effective May 1, 2020, Advisors agreed to voluntarily waive a portion of the expense cap in the International Opportunities Fund Premier Class and Retirement Class. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[i]	Effective May 1, 2020, Advisors agreed to voluntarily waive a portion of the investment management fee for the Quant International Small-Cap Equity Fund. The investment management fee range after the waiver is 0.450%–0.600% of daily average net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.

Income, reflected in Payment from affiliate on the Statements of operations, reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly. The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended April 30, 2021, the Funds engaged in the following security transactions with affiliated entities:

Fund	Purchases	Sales	Realized gain (loss)
Growth & Income	$1,770,706	$4,433,014	$1,594,808
Large-Cap Growth	119,679	209,467,903	25,811,192
Large-Cap Value	5,743,227	93,974,702	13,303,932
Mid-Cap Growth	15,762,572	8,914,618	2,742,715
Mid-Cap Value	665,750	8,065,087	(1,244,161)
Quant Small-Cap Equity	588,376	4,043,929	1,478,231
Quant Small/Mid-Cap Equity	10,206,692	66,980,953	8,720,348
Social Choice Equity	33,710,137	2,231,567	39,518
Social Choice Low Carbon Equity	50,877,343	438,684	27,384
Emerging Markets Equity	779,131	—	—
International Equity	507,019	—	—
Quant International Small-Cap Equity	—	337,802	225,492

A registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds. The following is the percentage of the Funds’ shares owned by TIAA and other funds within the Trust as of April 30, 2021:

Underlying Fund	TIAA-CREF Lifecycle Funds	TIAA-CREF Lifestyle Funds	TIAA-CREF Managed Allocation Fund	TIAA Access	Total
Growth & Income	49%	2%	1%	5%	57%
Large-Cap Growth	45	2	1	3	51
Large-Cap Value	53	2	1	8	64
Mid-Cap Growth	—	—	—	17	17
Mid-Cap Value	—	—	—	19	19
Quant Small-Cap Equity	29	1	1	8	39
Quant Small/Mid-Cap Equity	87	3	2	—	92
Social Choice Equity	—	—	—	6	6
Emerging Markets Equity	69	3	2	2	76
International Equity	40	1	1	8	50
International Opportunities	84	3	2	—	89
Quant International Small-Cap Equity	93	3	2	—	98

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

Issue	Value at October 31, 2020	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Shares at April 30, 2021	Value at April 30, 2021
Emerging Markets Equity Fund
Common stock
Uruguay
Arcos Dorados Holdings, Inc	$40,137,147	$—	$—	$—	$17,073,264	$—	9,984,365	$57,210,411

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concluded

Note 8—emerging markets risks

The Emerging Markets Equity Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Note 9—inter-fund lending program

Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended April 30, 2021, there were no inter-fund borrowing or lending transactions.

Note 10—line of credit

The Funds participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 16, 2020 expiring on June 15, 2021, replacing the previous facility, which expired June 2020. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended April 30, 2021, there were no borrowings under this credit facility by the Funds.

Note 11—subsequent event

Advisors has agreed to implement voluntary waivers reducing the management fee breakpoint schedules for several Funds for one year effective May 1, 2021. These waivers are voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. During this one-year period the range paid to Advisors is as follows:

Fund	Waiver	Investment management fee range
Mid-Cap Value	0.005%	0.285%–0.475%
Social Choice Equity	0.005	–0.145

Also, Advisors has agreed to implement voluntary waivers reducing the expense cap for several Funds for one year effective May 1, 2021. These waivers are voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. During this one-year period, the expense cap after the waiver for each Fund is as follows:

Fund	Waiver	Maximum expense amounts
Mid-Cap Value – Institutional Class	0.005%	0.545%
Mid-Cap Value – Advisor Class	0.005	0.695
Mid-Cap Value – Premier Class	0.005	0.695
Mid-Cap Value – Retirement Class	0.005	0.795
Mid-Cap Value – Retail Class	0.005	0.935
Social Choice Equity – Institutional Class	0.005	0.215
Social Choice Equity – Advisor Class	0.005	0.365
Social Choice Equity – Premier Class	0.005	0.365
Social Choice Equity – Retirement Class	0.005	0.465
Social Choice Equity – Retail Class	0.005	0.605
Emerging Markets Equity – Premier Class	0.130	0.970
Emerging Markets Equity – Retirement Class	0.230	0.970
International Opportunities – Premier Class	0.150	0.700
International Opportunities – Retirement Class	0.250	0.700

TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	125

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for certain series of the TIAA-CREF Funds

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each series of the Trust. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to each series covered by this Report (the “Funds”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews the Agreement. None of the Trustees is an interested person of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Under normal circumstances, Section 15(c) requires any initial approval or annual renewal of an investment management agreement to be made at an in-person meeting of the Board. However, due to the COVID-19 pandemic, the Securities and Exchange Commission (“SEC”) issued a temporary, conditional exemptive order (the “SEC Order”), permitting mutual fund boards to vote to approve matters subject to the Section 15(c) in-person approval requirement at a meeting that is not held in person if the board determines that reliance on the SEC Order is necessary or appropriate due to prevailing circumstances related to the current or potential effects of COVID-19 and the board ratifies any action taken pursuant to the SEC Order at its next in-person meeting.

Overview of the renewal process

The Board held a videoconference meeting on March 12, 2021, in order to consider the annual renewal of the Agreement with respect to each applicable Fund using the process established by the Board described further below. At the outset of the meeting, the Board considered reliance upon the SEC Order and determined that such reliance was necessary due to, among other considerations, COVID-19 pandemic-related social distancing requirements, travel restrictions and other governmental mandates imposed for health and safety reasons. The Board noted that it would ratify actions taken at this meeting pursuant to the SEC Order at its next in-person meeting.

As part of the Board’s established process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee or certain of its designated members worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.

Among other matters, the Operations Committee or certain of its designated members, following consultations with representatives of Advisors, other Board members, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., an independent provider of investment company data. The Operations Committee considered that Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee or certain of its designated members on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data for each Fund, including data relating to each Fund’s management fee rate, total expense ratio, short-term and long-term investment performance, brokerage commission costs and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies (except for brokerage commission costs) and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of each Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board considered, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its reports is to provide an objective view of each Fund’s relative position regarding the level of fees, expenses and performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the Board). The Board considered the propriety of each Fund’s applicable peer group as selected by Broadridge and use of the Institutional Class shares as the base share class for comparison purposes.

In advance of the Board meeting held on March 12, 2021, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s management fee rate and performance to other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out”

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benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to the Funds’ direct fee payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Funds at current and foreseeable asset levels, insurance coverage, portfolio trading, soft dollar usage and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the SEC (which was presented only to legal counsel for the Trustees); and (9) draft narrative explanations to be included in shareholder reports of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service. Additionally, the Board received information from management on the impact of the COVID-19 pandemic on the Teachers Insurance and Annuity Association of America (“TIAA”) enterprise generally and the Funds in particular including, among other information, the current and expected impact on the Funds’ performance and operations.

On March 4, 2021, the Board held a videoconference meeting with legal counsel to the Trustees to discuss Advisors’ materials, which led to the Trustees providing additional questions to, and requesting additional information from, Advisors. Subsequently, at the March 12, 2021 meeting, the Trustees were given the opportunity to, and did, ask additional questions and they discussed responses from Advisors to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to each Fund, the Board considered various factors, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) how such economies of scale are shared with the Fund for the benefit of its investors, such as, if applicable, through management fee breakpoints; (7) comparisons, if applicable, of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits identified by Advisors derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board considered these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to the March 12, 2021 meeting that included Advisors’ personnel, the Trustees met in executive sessions, at which no representatives of Advisors were present, to discuss the proposed renewal of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the contract renewal process included a series of discussions and meetings leading up to the March 12, 2021 meeting, the oversight and evaluation of Advisors’ services to the Funds by the Board and its Committees is an ongoing process. The Board, as well as its Committees, discussed reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at their regularly scheduled meetings, the Board and its Investment Committee and its other Committees receive and discuss information regarding the performance of the Funds and other matters. Thus, in reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 12, 2021, all Board members voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage various funds and accounts of the College Retirement Equities Fund, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds, including conducting research, identifying investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the Funds’ investment portfolios; reporting on the investment performance and other metrics of the Funds to the Board on a regular basis; responding to Fund flows; compliance monitoring; coordinating the activities of each Fund’s service providers; and overseeing the provision of various administrative services to the Funds. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed

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significant resources to supporting the series of the Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.

The Board also considered, among other factors, the performance of each Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Funds, including the impact of recent and anticipated regulatory requirements and operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index or, in circumstances where a Fund’s peer group or peer universe was not viewed as a representative basis for comparison, other comparative information deemed relevant by management and/or the Board. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below.

The Board considered, in those cases in which a Fund had performed materially differently from its Broadridge peers based on a Board-established threshold, the factors identified by Advisors that contributed to such difference and any remedial measures being undertaken by Advisors. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable or that appropriate actions had been or were being implemented.

Cost and profitability

The Board considered financial and profitability data relating to Advisors’ services to the Funds for the calendar year 2020. The Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial and other risks assumed by Advisors in managing the Funds. The Board considered that Advisors had calculated that it earned profits with respect to most of the Funds under the Agreement for the one-year period ended December 31, 2020. However, with respect to the Social Choice Low Carbon Equity Fund, Advisors calculated that it had incurred losses.

The Board considered Advisors’ voluntary reduction of certain Funds’ management fee rates for the year ended April 30, 2021: 0.050% for the Quant International Small-Cap Equity Fund; 0.010% for the Large-Cap Value and Social Choice Equity Funds; and 0.005% for the Large-Cap Growth, Mid-Cap Value and Quant Small-Cap Equity Funds. The Board also considered Advisors’ voluntary waiver of the Mid-Cap Value and Social Choice Equity Funds’ management fees by 0.005% for the year ended April 30, 2022. The Board also acknowledged Advisors’ commitment to reimburse Fund expenses to the extent that total annual operating expenses exceeded certain specified amounts. With respect to those Funds for which the Agreement was calculated by Advisors to be profitable to Advisors in 2020, the Board concluded that those profits were reasonable in light of various relevant factors.

Fees charged by other advisers

The Board considered comparative information regarding each Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the Fund-by-Fund synopsis below. The Board determined that the management fee rate charged to a Fund under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. The Board considered Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of similar mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Funds’ data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund, and whether any such economies are shared with the Funds. The Board also considered the extent to which the current fee rate schedule breakpoints for most of the Funds that were currently profitable to Advisors affected Advisors’ fees. The Board considered, in connection with the supporting Broadridge reports, Advisors’ position that the maximum fee rate that could be charged to each Fund based on its level of assets under the Agreement is comparatively low in relation to peer groups of mutual funds. The Board also considered the contractual fee rate reductions and one-year voluntary advisory fee waivers agreed to by Advisors, as noted above. The Board also considered Advisors’ reimbursement to

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continued

the Funds for all of the soft dollar amounts the Funds spent on research during the year. Based on all factors considered, the Board concluded that the Funds’ management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.

Fee and performance comparisons with other Advisors clients

The Board considered that Advisors and its affiliate, TIAA-CREF Investment Management, LLC, provide investment management services to other investment companies, including other mutual funds, foreign funds (UCITS), and separately managed accounts that may have similar investment strategies as certain of the Funds. In particular, the Board discussed the management fee rate Advisors charges to, and the performance of, a separately managed account that has a similar mandate to the Mid-Cap Value Fund. The Board also considered Advisors’ comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. The Board also considered Advisors’ representation that, while the management fee rates charged to the Funds may differ from the management fee rates chargeable to these other funds and accounts, this may be due in part to the fact that these other funds and accounts may: (1) involve less entrepreneurial risk on the part of Advisors; (2) be offered in different types of markets; (3) be provided with different types or levels of services; (4) have different regulatory burdens; and/or (5) target different investors.

Other benefits

The Board also considered additional “fall-out benefits” to Advisors and its affiliates arising from the Agreement. Such benefits include, among others, other fees paid by the Funds to Advisors or its affiliates for other services, such as distribution, administration and investment-related benefits and/or personnel with other clients of Advisors, such as economies of scale to the extent the Funds share investment resources, use of research obtained through the Funds’ use of soft dollar to manage the assets of other clients and the ability to incubate strategies within one or more Funds that could be subsequently utilized to manage other non-Fund products. Advisors and its affiliates may also benefit from the level of business and relationships the Funds have with certain service providers. Additionally, the Funds may be utilized as investment options for other products and businesses of Advisors and its affiliates, such as variable products, fund of funds and 529 education savings plans. Also, Advisors and its affiliates may benefit from their relationship with the Funds to the extent that this relationship results in potential investors viewing TIAA, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and non-profit markets and as a single source for all their financial service needs.

Fund-by-fund synopsis of factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2020. Under the Morningstar rating system, an Overall Morningstar Rating of 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2020. Statements below regarding a Fund’s “effective management fee rate” refer to the overall effective blended fee rate that applied to that Fund after taking into account any breakpoints in the management fee rate schedule for the Fund and any applicable fee waivers and/or expense reimbursements. Statements below regarding “net profit” or “net loss” refer to whether Advisors calculated that it earned a profit or incurred a loss for the services that it rendered to a Fund during 2020 under the Agreement.

Growth & Income Fund

•	The Fund’s annual contractual management fee rate starts at 0.45% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2020 asset level was 0.396% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”). The Fund’s total expense ratio and contractual management fee rate were each in the 1st quintile of the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”) and its actual management fee rate was in the 2nd quintile of its Expense Universe.
•	The Fund was in the 2nd, 3rd, 3rd and 2nd quintiles of the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 2nd, 2nd and 1st quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

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Large-Cap Growth Fund

•	The Fund’s annual contractual management fee rate starts at 0.45% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2020 asset level was 0.392% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.005% for the year ended April 30, 2021.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and its Expense Universe.
•	The Fund was in the 1st, 2nd, 1st and 2nd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st, 2nd, 2nd and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Large-Cap Value Fund

•	The Fund’s annual contractual management fee rate starts at 0.45% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2020 asset level was 0.400% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.010% for the year ended April 30, 2021.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and its Expense Universe.
•	The Fund was in the 4th, 5th, 5th and 5th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 3rd, 4th, 4th and 4th quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 2 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Mid-Cap Growth Fund

•	The Fund’s annual contractual management fee rate starts at 0.48% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2020 asset level was 0.443% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and its Expense Universe.
•	The Fund was in the 1st, 1st, 3rd and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 3rd, 3rd and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Mid-Cap Value Fund

•	The Fund’s annual contractual management fee rate starts at 0.48% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2020 asset level was 0.438% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.005% for the year ended April 30, 2021.
•	Effective May 1, 2021, Advisors has voluntarily agreed to continue to reduce the Fund’s management fee rate by 0.005% through April 30, 2022.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and its Expense Universe.
•	The Fund was in the 5th, 4th, 4th and 5th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 5th, 4th, 4th and 4th quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Quant Small-Cap Equity Fund

•	The Fund’s annual contractual management fee rate starts at 0.46% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2020 asset level was 0.400% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.005% for the year ended April 30, 2021.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and its Expense Universe.
•	The Fund was in the 3rd, 2nd, 3rd and 2nd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd quintile of its Performance Universe for each of the one-, three-, five- and ten-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Quant Small/Mid-Cap Equity Fund

•	The Fund’s annual contractual management fee rate starts at 0.46% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2020 asset level was 0.442% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and its Expense Universe.
•	The Fund was in the 5th and 4th quintiles of both its Performance Group and its Performance Universe for the one-and three-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

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continued

Social Choice Equity Fund

•	The Fund’s annual contractual management fee rate is 0.15% of average daily net assets. The Fund’s effective management fee rate at its December 31, 2020 asset level was 0.150%, of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.010% for the year ended April 30, 2021. Effective May 1, 2020, Advisors has voluntarily agreed to decrease this management fee rate waiver to 0.005% of average daily net assets through April 30, 2022.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and its Expense Universe.
•	The Fund was in the 3rd, 2nd, 2nd and 2nd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 2nd, 1st and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Social Choice Low Carbon Equity Fund

•	The Fund’s annual contractual management fee rate starts at 0.25% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2020 asset level was 0.250% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and its Expense Universe.
•	The Fund was in the 2nd, 1st and 1st quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.

Emerging Markets Equity Fund

•	The Fund’s annual contractual management fee rate starts at 0.85% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2020 asset level was 0.839% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee and contractual management fee were in the 1st, 2nd and 1st quintiles of its Expense Group, respectively. The Fund’s total expense ratio, actual management fee and contractual management fee were in the 1st, 3rd and 2nd quintiles of its Expense Universe, respectively.
•	The Fund was in the 4th, 3rd, 4th and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 3rd, 2nd, 2nd and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

International Equity Fund

•	The Fund’s annual contractual management fee rate starts at 0.50% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2020 asset level was 0.445% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and its Expense Universe.
•	The Fund was in the 1st, 5th, 2nd and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st, 4th, 2nd and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

International Opportunities Fund

•	The Fund’s annual contractual management fee rate starts at 0.60% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2020 asset level was 0.582% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Group. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 2nd and 2nd quintiles of its Expense Universe, respectively.
•	The Fund was in the 1st, 2nd and 2nd quintiles of its Performance Group for the one-, three-, and five-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three-, and five-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Quant International Small-Cap Equity Fund

•	The Fund’s annual contractual management fee rate starts at 0.65% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2020 asset level was 0.645% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.050% for the year ended April 30, 2021.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and its Expense Universe.
•	The Fund was in the 5th quintile of both its Performance Group and its Performance Universe for each of the one- and three-year periods.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

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Approval of investment management agreement (unaudited)	concluded

Social Choice International Equity Fund

•	The Fund’s annual contractual management fee rate starts at 0.30% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2020 asset level was 0.300% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and its Expense Universe.
•	The Fund was in the 2nd, 2nd and 4th quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 2nd, 1st and 2nd quintiles of its Performance Universe for the one-, three- and five-year periods, respectively
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

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Liquidity risk management program

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each series of the Trust covered by this Report (the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage the Funds’ liquidity risk. The Program consists of various provisions relating to assessing and managing Fund liquidity risk, as discussed further below. The Funds’ Board of Trustees (the “Board”) previously approved the designation of Advisors (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the “LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.

At a February 9, 2021 Board meeting, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.

In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and utilize third-party vendor data.

Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.

The Liquidity Rule also limits the Funds’ investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime a Fund’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, no Fund exceeded the 15% limit on illiquid investments.

TIAA-CREF Funds: Equity Funds ■ 2021 Semiannual Report	133

Additional information about index providers (unaudited)

Russell Indexes

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

Standard & Poor’s Index

The S&P 500® Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by the Growth & Income Fund. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). It is not possible to invest directly in an index. The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the fund with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the fund. S&P Dow Jones Indices has no obligation to take the needs of the fund or the owners of the fund into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the fund or the timing of the issuance or sale of fund shares or in the determination or calculation of the equation by which fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the fund. There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE FUND, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

MSCI Indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

134	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

How to reach us

Websites

TIAA.org
nuveen.com

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Nuveen Securities, LLC and TIAA-CREF Individual & Institutional Services, LLC, members FINRA, distribute securities products.

This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on the investor’s own objectives and circumstances.

©2021 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

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TIAA-CREF Funds	April 30, 2021

TIAA-CREF
Equity Index Funds

The semiannual report contains the financial statements (unaudited).

Fund name	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class	Class W
Equity Index Fund	TIEIX	TEIHX	TCEPX	TIQRX	TINRX	TEQWX
Large-Cap Growth Index Fund	TILIX	TRIHX	—	TRIRX	—	TRIWX
Large-Cap Value Index Fund	TILVX	THCVX	—	TRCVX	—	THCWX
S&P 500 Index Fund	TISPX	TISAX	—	TRSPX	—	TISWX
Small-Cap Blend Index Fund	TISBX	TRHBX	—	TRBIX	—	—
Emerging Markets Equity Index Fund	TEQLX	TEQHX	TEQPX	TEQSX	TEQKX	TENWX
International Equity Index Fund	TCIEX	TCIHX	TRIPX	TRIEX	—	TCIWX

Semiannual Report

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will not be sent to you by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either (1) updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or (2) contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

For the purposes of this report, “TIAA-CREF Funds” refers only to the TIAA-CREF Equity Index Funds listed on the cover of this report.

This semiannual report contains information about certain TIAA-CREF Funds and describes their results for the six months ended April 30, 2021. The report contains four main sections:

•	A letter from Brad Finkle, President of the TIAA-CREF Fund Complex.
•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each fund had investments as of April 30, 2021.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our websites at TIAA.org or nuveen.com, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Funds: Equity Index Funds ■ 2021 Semiannual Report	3

Brad Finkle

Letter to investors

Global stocks generated impressive gains for the six months ended April 30, 2021. The U.S. economy expanded at a robust pace as restrictions to contain the COVID-19 virus were slowly eased and the vaccine rollout was implemented. The U.S. Federal Reserve kept benchmark interest rates at historically low levels, while the federal government took aggressive fiscal action with two large stimulus measures. Major foreign economies had mixed performance as some countries continued to struggle with the effects of the pandemic. For the six months:

•	The Russell 3000® Index, which measures the performance of the broad U.S. stock market, advanced 31.1%. Please see page 8 for benchmark definitions.
•	The MSCI EAFE® Index, which represents stocks in 21 developed-markets nations outside North America, returned 28.8%.
•	The MSCI Emerging Markets Index, which tracks the performance of stocks in 27 developing nations, gained 23.0%.
•	All seven TIAA-CREF Equity Index Funds (Institutional Class) posted double-digit returns.

U.S. economy continued its recovery

Domestic stocks recorded broad gains for the period in response to a strong economic recovery and improving data related to the COVID-19 pandemic. The U.S. economy expanded at a brisk pace in both the fourth quarter of 2020 and the first quarter of 2021. Unemployment declined and consumer spending increased, while inflation was higher than expected at the end of the period. Federal Reserve policymakers maintained they would not increase short-term interest rates before seeing specific signs of sustained economic growth. The federal government approved a $900 billion stimulus package in December 2020 and enacted a $1.9 trillion COVID-19 relief bill in March 2021.

For the six months, small-cap stocks outpaced large caps, while value shares outperformed growth stocks across all market capitalization sizes. (Returns by investment style and capitalization size are based on the Russell indexes.)

Stocks in foreign developed markets posted strong gains

International developed stock markets also benefited from the delivery of vaccines and expectations of continued economic growth. However, economic trends overseas were mixed. The economy of the 19-nation euro area contracted in both the fourth quarter of 2020 and the first quarter of 2021. Similarly, the United Kingdom’s economy contracted during the first three months of 2021. By contrast, China’s economy posted solid growth in the fourth quarter of 2020 and grew at its fastest pace in three decades in the first quarter of 2021. The European Central Bank and the Bank of England both left benchmark interest rates at near-zero levels throughout the period.

Emerging markets trailed foreign developed and U.S. stocks

Emerging-markets equities delivered broad gains for the period. Positive results were recorded in all but one of the 27 countries tracked by the MSCI Emerging Markets Index. Stocks in China, which account for 37.5% of the index’s weighting, advanced but underperformed the overall benchmark result for the six months. Stocks in Taiwan and Korea, the next two largest components of the index, both surpassed this benchmark’s return by wide margins.

4	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

All index funds generated sizable results

All of the TIAA-CREF Equity Index Funds produced double-digit gains for the six months. Each fund invests in a portfolio that attempts to match the risk and return characteristics of its benchmark index at a low cost per invested dollar. The funds’ performance includes a deduction for expenses, while the returns of their respective indexes do not. The funds’ six-month returns ranged from 48.0% for the Small-Cap Blend Index Fund to 21.8% for the Emerging Markets Equity Index Fund. (All fund returns are for the Institutional Class.)

The Large-Cap Value Index Fund advanced 36.2%, while its growth counterpart, the Large-Cap Growth Index Fund, rose 24.3%. The Equity Index Fund gained 31.0%, and the S&P 500 Index Fund returned 28.8%, while the Small-Cap Blend Index Fund posted the largest return of all of the TIAA-CREF Equity Index Funds.

Among TIAA-CREF’s international equity index portfolios, the International Equity Index Fund advanced 28.4%, while the Emerging Markets Equity Index Fund produced a more modest double-digit gain.

A detailed overview of the financial markets during the six-month period appears on page 6, and a discussion of how each fund performed in relation to its benchmark begins on page 10.

Maintaining a long-term perspective

It’s encouraging to see that the health threat posed by COVID-19 is lessening. Many businesses and restaurants are seeing a welcome influx of customers, and consumer confidence appears to be on the rise.

However, we believe that no matter what the economic outlook may be—whether prosperous or uncertain—maintaining a diversified portfolio as part of a long-term, well-thought-out financial plan is a wise course of action. As such, a professionally managed portfolio of multiple asset classes that includes equities can provide the means to help investors achieve the appropriate balance of risk and reward and reach their long-term financial goals. Of course, diversification does not guarantee against market losses.

If you have any questions or would like to discuss the current status of your portfolio, please contact your financial advisor or call a TIAA financial consultant at 800-842-2252. We always stand ready to help.

/s/ Brad Finkle

Brad Finkle

President of the TIAA-CREF Fund Complex

TIAA-CREF Funds: Equity Index Funds ■ 2021 Semiannual Report	5

Market monitor

U.S. stocks led global equities in broad market rally

For the six months ended April 30, 2021, U.S. stocks generated double-digit gains as the economy grew and the country slowly eased COVID-19 restrictions that were intended to limit the spread of the virus. The Russell 3000® Index, a broad measure of U.S. stock market performance, advanced 31.1%. International developed- and emerging-markets stocks both produced smaller but impressive gains.

Economy grew at a brisk pace

The U.S. economy extended its recovery through the six-month period, bouncing back from the earlier effects of the pandemic. Business activity gradually returned to more normal levels as vaccines were administered and COVID-19 data improved. Real gross domestic product (GDP), which measures the value of all goods and services produced in the nation, grew at an annualized rate of 4.3% during the fourth quarter of 2020. Strong consumer spending helped GDP expand further in the first quarter of 2021 at an annualized rate of 6.4%, according to the government’s “advance” estimate. Personal income increased $2.4 trillion during the first quarter, primarily reflecting direct payments and other government benefits related to pandemic relief programs. The unemployment rate edged down from 6.7% at the start of the period to 6.1% in April 2021, while consumer confidence climbed to its highest level since February 2020 by the end of the period.

Core inflation, which includes all items except food and energy, rose 3.0% over the twelve months ended April 2021. Furthermore, oil prices climbed steeply as demand increased during the six-month period. The price of West Texas Intermediate crude oil rose from less than $37 per barrel to more than $63 by the end of April. The U.S. dollar generally lost ground against other major currencies during the period.

Small-cap stocks and value shares performed best

Among U.S. stock market investment styles, small-cap shares outperformed large- and mid-cap stocks, while value equities outpaced growth shares in all size categories. Small-cap stocks gained 48.1%, mid-cap equities advanced 35.4% and large-cap shares returned 30.0%. Among small caps, value shares gained 59.2%, while growth stocks returned 37.8%. Mid-cap value equities advanced 41.4%, while mid-cap growth shares gained 24.8%. Within the large-cap category, value stocks returned 36.3% and growth stocks gained 24.3%. (Returns by investment style and capitalization size are based on the Russell indexes.)

International stocks also produced strong gains over the six-month period. The MSCI EAFE® Index, which tracks stock performance in 21 developed-markets countries outside North America, gained 28.8%. The MSCI Emerging Markets Index returned 23.0%.

U.S. equities rose as economy recovered

During the six-month period, U.S. stocks extended a rally that began in the spring of 2020. The economic recovery, along with strong fiscal action and accommodative monetary policy, drove stocks higher. The Federal Reserve left the federal funds target rate unchanged, maintaining the key short-term interest-rate measure at 0.00%---0.25%. Policymakers indicated they would take no action on rates until they saw specific signs of continued economic improvement. The federal government approved a $900 billion stimulus package in December 2020 and enacted an additional $1.9 trillion COVID-19 relief bill in March 2021.

Around the world, economic recoveries were mixed as some countries continued to struggle to contain the COVID-19 virus and administer vaccines on a large scale. The economy of the 19-nation euro area contracted year-over-year in both the fourth quarter of 2020 and the first quarter of 2021. China’s economy grew 6.5% year-over-year in the fourth quarter of 2020 and expanded 18.3% year-over-year during the first three months of 2021—its fastest pace in nearly three decades. The European Central Bank held its key benchmark interest rates at near-zero levels and continued a bond-buying program to support its economy. The Bank of England maintained its benchmark interest rate at 0.10%.

Small-cap value stocks led performance

In a period of stellar returns, U.S. small-cap stocks outpaced large caps, and value dominated growth

Source: U.S. large-cap growth: Russell 1000® Growth Index; U.S. large-cap value: Russell 1000 Value Index; U.S. mid-cap growth: Russell Midcap® Growth Index; U.S. mid-cap value: Russell Midcap Value Index; U.S. small-cap growth: Russell 2000® Growth Index; U.S. small-cap value: Russell 2000 Value Index; Foreign developed markets: MSCI EAFE® Index; Emerging markets: MSCI Emerging Markets Index. Six-month returns as of April 30, 2021.

6	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our websites at TIAA.org or nuveen.com; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of October 31 or April 30; Form N-PORT filings are as of January 31 or July 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.

TIAA-CREF Funds: Equity Index Funds ■ 2021 Semiannual Report	7

About the funds’ benchmarks

Broad market indexes

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

The MSCI EAFE® Index measures the performance of the leading stocks in 21 developed-markets countries outside North America—in Europe, Australasia, and the Far East.

The MSCI Emerging Markets Index measures the performance of the leading stocks in 27 emerging-markets countries in Europe, Asia, Africa, Latin America and the Middle East.

Large-cap indexes

The S&P 500® Index is a market capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

Small-cap index

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’ latest prospectus.

Russell 1000, Russell 2000 and Russell 3000 are trademarks and service marks of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of Standard & Poor’s Financial Services, LLC, a division of S&P Global.

8	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2020–April 30, 2021).

Actual expenses

The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Equity Index Funds ■ 2021 Semiannual Report	9

Equity Index Fund

Expense example

Six months ended April 30, 2021

Equity Index Fund	Beginning account value (11/1/20)	Ending account value (4/30/21)	Expenses paid during period* (11/1/20– 4/30/21)
Actual return
Institutional Class	$1,000.00	$1,310.26	$ 0.29
Advisor Class	1,000.00	1,309.81	0.92
Premier Class	1,000.00	1,309.70	1.15
Retirement Class	1,000.00	1,308.88	1.72
Retail Class	1,000.00	1,308.80	1.83
Class W	1,000.00	1,310.63	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,024.55	0.25
Advisor Class	1,000.00	1,024.00	0.80
Premier Class	1,000.00	1,023.80	1.00
Retirement Class	1,000.00	1,023.31	1.51
Retail Class	1,000.00	1,023.21	1.61
Class W	1,000.00	1,024.79	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2021. The Fund’s annualized six-month expense ratios for that period were 0.05% for the Institutional Class, 0.16% for the Advisor Class, 0.20% for the Premier Class, 0.30% for the Retirement Class, 0.32% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2021
Information technology	25.7
Health care	13.3
Consumer discretionary	12.4
Financials	11.8
Communication services	10.1
Industrials	9.6
Consumer staples	5.5
Real estate	3.3
Materials	2.9
Utilities	2.5
Energy	2.5
Short-term investments, other assets & liabilities, net	0.4
Total	100.0

Performance for the six months ended April 30, 2021

The Equity Index Fund returned 31.03% for the Institutional Class, compared with the 31.08% return of its benchmark, the Russell 3000® Index. For the one-year period ended April 30, 2021, the Fund returned 50.83% versus 50.92% for the index. The performance table shows returns for all share classes of the Fund.

For the six-month period, the Fund’s return slightly underperformed that of its benchmark index due to the effect of expenses. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.

U.S. stocks soared as economy recovered from the effects of COVID-19

The U.S. economy grew at a robust pace during the six-month period, extending its recovery after struggling through the impact of the COVID-19 pandemic. Retail and other business activities increased as restrictions imposed to limit the spread of the virus were slowly eased. Unemployment edged down over the period, finishing at 6.1% in April 2021. Core inflation, which includes all items except food and energy, rose 3.0% over the twelve months ended in April. Oil prices increased sharply during the period.

Stock markets delivered double-digit gains across all size and style categories for the period. Equities benefited from the recovering economy, aided by aggressive fiscal action and accommodative monetary policy. The Federal Reserve held the federal funds target rate steady at historically low levels throughout the period, maintaining the key short-term interest-rate measure at 0.00%–0.25%. The federal government approved a $900 billion stimulus package in December 2020 and enacted an additional $1.9 trillion COVID-19 relief bill in March 2021.

For the six months, the Russell 3000 Index, a broad measure of the U.S. stock market, gained 31.08%. Smaller stocks outperformed large-cap equities, while value shares outpaced growth stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

All benchmark sectors posted double-digit gains

All eleven industry sectors in the Russell 3000 Index advanced for the six months. Energy led the way, surging 77.6% amid the increase in oil prices. Information technology—the largest sector—gained a more modest 27.0% but was the top contributor to the index’s return. The COVID-19 pandemic accelerated certain trends, such as working remotely and shopping online, which in turn boosted demand for technology products and services. The next-largest contributors were the financials sector, which rose 53.2%, and the consumer discretionary sector, which returned 32.4%. Together, these four sectors accounted for more than one-half of the index’s total market capitalization on April 30, 2021. Utilities and consumer staples, which tend to be more defensive, were the worst-performing sectors despite gaining 10.1% and 14.7%, respectively.

Only one of the benchmark’s five largest stocks outperformed

For the six-month period, only one of the five largest stocks in the Russell 3000 Index registered a return that exceeded the overall return of the benchmark. That stock was Alphabet (the parent company of Google), which reported impressive revenue and earnings growth amid strong spending on digital advertising. All four stocks that underperformed the benchmark posted double-digit gains. Among them, Microsoft performed best, followed by Facebook, Apple and Amazon.com.

10	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Performance as of April 30, 2021

Equity Index Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	7/1/99	31.03%	50.83%	17.63%		13.99%		0.05%	0.05%
Advisor Class	12/4/15	30.98	50.65	17.52		13.93	†	0.17	0.17
Premier Class	9/30/09	30.97	50.62	17.46		13.82		0.20	0.20
Retirement Class	3/31/06	30.89	50.43	17.34		13.70		0.30	0.30
Retail Class	3/31/06	30.88	50.42	17.30		13.65		0.33	0.33
Class W	9/28/18	31.06	50.86	17.66	†	14.00	†	0.05	0.00
Russell 3000® Index	—	31.08	50.92	17.67		14.03		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2021
More than $50 billion	64.9
More than $15 billion–$50 billion	19.9
More than $2 billion–$15 billion	13.2
$2 billion or less	2.0
Total	100.0

Fund profile

as of 4/30/2021
Net assets	$32.79 billion
Portfolio turnover rate*	2%
Number of holdings	2,991
Weighted median market capitalization	$123.45 billion
Price/earnings ratio (weighted 12-month trailing average)†	38.3
*	The portfolio turnover rate covers the six-month period from November 1, 2020–April 30, 2021, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2021 Semiannual Report	11

Large-Cap Growth Index Fund

Expense example

Six months ended April 30, 2021

Large-Cap Growth Index Fund	Beginning account value (11/1/20)	Ending account value (4/30/21)	Expenses paid during period* (11/1/20– 4/30/21)
Actual return
Institutional Class	$1,000.00	$1,242.76	$ 0.28
Advisor Class	1,000.00	1,241.75	0.94
Retirement Class	1,000.00	1,241.13	1.67
Class W	1,000.00	1,242.99	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,024.55	0.25
Advisor Class	1,000.00	1,023.95	0.85
Retirement Class	1,000.00	1,023.31	1.51
Class W	1,000.00	1,024.79	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2021. The Fund’s annualized six-month expense ratios for that period were 0.05% for the Institutional Class, 0.17% for the Advisor Class, 0.30% for the Retirement Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2021
Information technology	44.0
Consumer discretionary	16.7
Health care	13.3
Communication services	12.3
Industrials	4.8
Consumer staples	4.3
Financials	1.9
Real estate	1.7
Materials	0.8
Energy	0.1
Short-term investments, other assets & liabilities, net	0.1
Total	100.0

Performance for the six months ended April 30, 2021

The Large-Cap Growth Index Fund returned 24.28% for the Institutional Class, compared with the 24.31% return of its benchmark, the Russell 1000® Growth Index. For the one-year period ended April 30, 2021, the Fund returned 51.32% versus 51.41% for the index. The performance table shows returns for all share classes of the Fund.

For the six-month period, the Fund’s return slightly underperformed that of its benchmark index due to the effect of expenses. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.

U.S. stocks soared as economy recovered from the effects of COVID-19

The U.S. economy grew at a robust pace during the six-month period, extending its recovery after struggling through the impact of the COVID-19 pandemic. Retail and other business activities increased as restrictions imposed to limit the spread of the virus were slowly eased. Unemployment edged down over the period, finishing at 6.1% in April 2021. Core inflation, which includes all items except food and energy, rose 3.0% over the twelve months ended in April. Oil prices increased sharply during the period.

Stock markets delivered double-digit gains across all size and style categories for the period. Equities benefited from the recovering economy, aided by aggressive fiscal action and accommodative monetary policy. The Federal Reserve held the federal funds target rate steady at historically low levels throughout the period, maintaining the key short-term interest-rate measure at 0.00%–0.25%. The federal government approved a $900 billion stimulus package in December 2020 and enacted an additional $1.9 trillion COVID-19 relief bill in March 2021.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 31.08%. Smaller stocks outperformed large-cap equities, while value shares outpaced growth stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

All benchmark sectors posted double-digit gains

All eleven industry sectors in the Russell 1000 Growth Index advanced for the six months. Energy led the way, surging 60.9% amid the increase in oil prices. Information technology—the largest sector, representing more than 40.0% of the index’s total market capitalization on April 30, 2021—gained 24.6% and was the top contributor to the index’s return. The COVID-19 pandemic accelerated certain trends, such as working remotely and shopping online, which in turn boosted demand for technology products and services. The next-largest contributors were the consumer discretionary sector, which rose 26.3%, and the communication services sector, which returned 31.5%. Consumer staples and utilities, which tend to be more defensive, were the worst-performing sectors despite gaining 11.7% and 15.2%, respectively.

Two of the benchmark’s five largest stocks outperformed

For the six-month period, two of the five largest stocks in the Russell 1000 Growth Index produced returns that exceeded the overall return of the index. They were Alphabet (the parent company of Google), which benefited from strong spending on digital advertising, and Microsoft, which experienced robust growth in its cloud-computing and video gaming businesses. Facebook, Apple and Amazon.com registered double-digit returns but lagged the index.

12	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Performance as of April 30, 2021

Large-Cap Growth Index Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	24.28%	51.32%	22.80%		16.95%		0.05%	0.05%
Advisor Class	12/4/15	24.18	51.13	22.67		16.88	†	0.18	0.18
Retirement Class	10/1/02	24.11	50.92	22.50		16.65		0.30	0.30
Class W	9/30/19	24.30	51.37	22.82	†	16.96	†	0.05	0.00
Russell 1000® Growth Index	—	24.31	51.41	22.88		17.02		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2021
More than $50 billion	80.8
More than $15 billion–$50 billion	15.0
More than $2 billion–$15 billion	4.2
Total	100.0

Fund profile

as of 4/30/2021
Net assets	$13.48 billion
Portfolio turnover rate*	5%
Number of holdings	462
Weighted median market capitalization	$307.40 billion
Price/earnings ratio (weighted 12-month trailing average)†	41.1
*	The portfolio turnover rate covers the six-month period from November 1, 2020–April 30, 2021, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2021 Semiannual Report	13

Large-Cap Value Index Fund

Expense example

Six months ended April 30, 2021

Large-Cap Value Index Fund	Beginning account value (11/1/20)	Ending account value (4/30/21)	Expenses paid during period* (11/1/20– 4/30/21)
Actual return
Institutional Class	$1,000.00	$1,362.41	$ 0.29
Advisor Class	1,000.00	1,361.85	1.11
Retirement Class	1,000.00	1,360.37	1.76
Class W	1,000.00	1,362.79	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,024.55	0.25
Advisor Class	1,000.00	1,023.85	0.95
Retirement Class	1,000.00	1,023.31	1.51
Class W	1,000.00	1,024.79	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2021. The Fund’s annualized six-month expense ratios for that period were 0.05% for the Institutional Class, 0.19% for the Advisor Class, 0.30% for the Retirement Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2021
Financials	21.9
Industrials	13.5
Health care	12.4
Information technology	9.2
Communication services	9.1
Consumer discretionary	7.7
Consumer staples	6.9
Utilities	5.0
Energy	4.9
Materials	4.8
Real estate	4.5
Short-term investments, other assets & liabilities, net	0.1
Total	100.0

Performance for the six months ended April 30, 2021

The Large-Cap Value Index Fund returned 36.24% for the Institutional Class, compared with the 36.30% return of its benchmark, the Russell 1000® Value Index. For the one-year period ended April 30, 2021, the Fund returned 45.78% versus 45.92% for the index. The performance table shows returns for all share classes of the Fund.

For the six-month period, the Fund’s return underperformed that of its benchmark index due to the effect of expenses. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.

U.S. stocks soared as economy recovered from the effects of COVID-19

The U.S. economy grew at a robust pace during the six-month period, extending its recovery after struggling through the impact of the COVID-19 pandemic. Retail and other business activities increased as restrictions imposed to limit the spread of the virus were slowly eased. Unemployment edged down over the period, finishing at 6.1% in April 2021. Core inflation, which includes all items except food and energy, rose 3.0% over the twelve months ended in April. Oil prices increased sharply during the period.

Stock markets delivered double-digit gains across all size and style categories for the period. Equities benefited from the recovering economy, aided by aggressive fiscal action and accommodative monetary policy. The Federal Reserve held the federal funds target rate steady at historically low levels throughout the period, maintaining the key short-term interest-rate measure at 0.00%–0.25%. The federal government approved a $900 billion stimulus package in December 2020 and enacted an additional $1.9 trillion COVID-19 relief bill in March 2021.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 31.08%. Smaller stocks outperformed large-cap equities, while value shares outpaced growth stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

All benchmark sectors advanced

All eleven industry sectors in the Russell 1000 Value Index posted gains for the six months. Energy produced the strongest return, climbing 76.3% amid the increase in oil prices. Financials, the largest sector, rose 56.6% and was the top contributor to the index’s return. Financials benefited from several tailwinds, including the improving economy and a steepening in the U.S. Treasury yield curve, which boosted banks’ profitability. The next-largest contributors were industrials, which gained 40.7%, and information technology, which advanced 36.9%. Together, these four sectors accounted for nearly one-half of the index’s total market capitalization on April 30, 2021. Utilities and consumer staples, which tend to be more defensive sectors, recorded the smallest gains, rising 9.4% and 15.2%, respectively.

Three of the benchmark’s five largest stocks outperformed

For the six-month period, three of the five largest stocks in the Russell 1000 Value Index generated returns that surpassed the overall return of the index. JPMorgan Chase performed best, helped by robust growth in its trading and investment banking operations. Next came Walt Disney and Alphabet (the parent company of Google). Berkshire Hathaway narrowly lagged the index. Johnson & Johnson underperformed the index by a significant margin but still delivered a strong gain.

14	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Performance as of April 30, 2021

Large-Cap Value Index Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	36.24%	45.78%	12.09%		11.07%		0.05%	0.05%
Advisor Class	12/4/15	36.19	45.67	11.98		11.00	†	0.19	0.19
Retirement Class	10/1/02	36.04	45.48	11.82		10.79		0.30	0.30
Class W	9/30/19	36.28	45.91	12.12	†	11.08	†	0.05	0.00
Russell 1000® Value Index	—	36.30	45.92	12.15		11.13		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2021
More than $50 billion	58.5
More than $15 billion–$50 billion	27.4
More than $2 billion–$15 billion	14.0
$2 billion or less	0.1
Total	100.0

Fund profile

as of 4/30/2021
Net assets	$8.78 billion
Portfolio turnover rate*	7%
Number of holdings	859
Weighted median market capitalization	$76.82 billion
Price/earnings ratio (weighted 12-month trailing average)†	31.1
*	The portfolio turnover rate covers the six-month period from November 1, 2020–April 30, 2021, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2021 Semiannual Report	15

S&P 500 Index Fund

Expense example

Six months ended April 30, 2021

S&P 500 Index Fund	Beginning account value (11/1/20)	Ending account value (4/30/21)	Expenses paid during period* (11/1/20– 4/30/21)
Actual return
Institutional Class	$1,000.00	$1,288.18	$ 0.28
Advisor Class	1,000.00	1,287.26	1.02
Retirement Class	1,000.00	1,286.30	1.70
Class W	1,000.00	1,288.38	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,024.55	0.25
Advisor Class	1,000.00	1,023.90	0.90
Retirement Class	1,000.00	1,023.31	1.51
Class W	1,000.00	1,024.79	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2021. The Fund’s annualized six-month expense ratios for that period were 0.05% for the Institutional Class, 0.18% for the Advisor Class, 0.30% for the Retirement Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2021
Information technology	26.5
Health care	12.8
Consumer discretionary	12.6
Financials	11.3
Communication services	11.1
Industrials	8.6
Consumer staples	5.9
Materials	2.7
Energy	2.7
Utilities	2.6
Real estate	2.5
Short-term investments, other assets & liabilities, net	0.7
Total	100.0

Performance for the six months ended April 30, 2021

The S&P 500 Index Fund returned 28.82% for the Institutional Class, compared with the 28.85% return of its benchmark, the S&P 500® Index. For the one-year period ended April 30, 2021, the Fund returned 45.87% versus 45.98% for the index. The performance table shows returns for all share classes of the Fund.

For the six-month period, the Fund’s return slightly underperformed that of its benchmark index due to the effect of expenses. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.

U.S. stocks soared as economy recovered from the effects of COVID-19

The U.S. economy grew at a robust pace during the six-month period, extending its recovery after struggling through the impact of the COVID-19 pandemic. Retail and other business activities increased as restrictions imposed to limit the spread of the virus were slowly eased. Unemployment edged down over the period, finishing at 6.1% in April 2021. Core inflation, which includes all items except food and energy, rose 3.0% over the twelve months ended in April. Oil prices increased sharply during the period.

Stock markets delivered double-digit gains across all size and style categories for the period. Equities benefited from the recovering economy, aided by aggressive fiscal action and accommodative monetary policy. The Federal Reserve held the federal funds target rate steady at historically low levels throughout the period, maintaining the key short-term interest-rate measure at 0.00%–0.25%. The federal government approved a $900 billion stimulus package in December 2020 and enacted an additional $1.9 trillion COVID-19 relief bill in March 2021.

For the six-month period, the large-cap-oriented S&P 500 Index trailed the Russell 3000® Index, a broad measure of the U.S. stock market, which gained 31.08%. A portion of the Russell 3000 Index consists of small-cap equities, which outperformed large caps for the period.

Energy and financials led the benchmark’s broad advance

All eleven industry sectors in the S&P 500 Index generated positive results for the six months. Against an improving economic backdrop, sectors that are sensitive to economic activity generally delivered the strongest returns, led by energy, which rose 75.9%. Next came financials, which gained 53.6%, followed by industrials and materials, which climbed 35.4% and 32.6%, respectively. Together, these four sectors represented more than one-quarter of the index’s total market capitalization on April 30, 2021. Returns were more moderate but still robust for information technology, the index’s largest sector, which advanced 26.5%. The utilities and consumer staples sectors, which tend to be more defensive, recorded the smallest gains of 8.7% and 13.1%, respectively.

Only one of the benchmark’s five largest stocks outperformed

For the six-month period, only one of the five largest stocks in the S&P 500 Index registered a return that exceeded the overall return of the benchmark. That stock was Alphabet (the parent company of Google), which reported impressive revenue and earnings growth amid strong spending on digital advertising. All four stocks that underperformed the benchmark posted double-digit gains. Among them, Microsoft performed best, followed by Facebook, Apple and Amazon.com.

16	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Performance as of April 30, 2021

S&P 500 Index Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	28.82%	45.87%	17.35%		14.10%		0.05%	0.05%
Advisor Class	12/4/15	28.73	45.68	17.22		14.03	†	0.18	0.18
Retirement Class	10/1/02	28.63	45.50	17.06		13.81		0.30	0.30
Class W	9/30/19	28.84	45.94	17.37	†	14.11	†	0.04	0.00
S&P 500® Index	—	28.85	45.98	17.42		14.17		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2021
More than $50 billion	77.1
More than $15 billion–$50 billion	20.0
More than $2 billion–$15 billion	2.9
Total	100.0

Fund profile

as of 4/30/2021
Net assets	$7.75 billion
Portfolio turnover rate*	5%
Number of holdings	514
Weighted median market capitalization	$176.34 billion
Price/earnings ratio (weighted 12-month trailing average)†	33.8
*	The portfolio turnover rate covers the six-month period from November 1, 2020–April 30, 2021, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2021 Semiannual Report	17

Small-Cap Blend Index Fund

Expense example

Six months ended April 30, 2021
Small-Cap Blend Index Fund	Beginning account value (11/1/20)	Ending account value (4/30/21)	Expenses paid during period* (11/1/20– 4/30/21)
Actual return
Institutional Class	$1,000.00	$1,480.02	$ 0.31
Advisor Class	1,000.00	1,479.31	1.23
Retirement Class	1,000.00	1,478.13	1.84
5% annual hypothetical return
Institutional Class	1,000.00	1,024.55	0.25
Advisor Class	1,000.00	1,023.80	1.00
Retirement Class	1,000.00	1,023.31	1.51
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2021. The Fund’s annualized six-month expense ratios for that period were 0.05% for the Institutional Class, 0.20% for the Advisor Class and 0.30% for the Retirement Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2021
Health care	19.1
Financials	16.4
Industrials	15.9
Consumer discretionary	14.8
Information technology	12.4
Real estate	6.1
Materials	4.4
Consumer staples	3.3
Utilities	2.7
Energy	2.5
Communication services	2.3
Short-term investments, other assets & liabilities, net	0.1
Total	100.0

Performance for the six months ended April 30, 2021

The Small-Cap Blend Index Fund returned 48.00% for the Institutional Class, compared with the 48.06% return of its benchmark, the Russell 2000® Index. For the one-year period ended April 30, 2021, the Fund returned 75.10% versus 74.91% for the index. The performance table shows returns for all share classes of the Fund.

For the six-month period, the Fund’s return underperformed that of its benchmark index due to the effect of expenses. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark. During the six months, the Fund participated in a securities lending program.

U.S. stocks soared as economy recovered from the effects of COVID-19

The U.S. economy grew at a robust pace during the six-month period, extending its recovery after struggling through the impact of the COVID-19 pandemic. Retail and other business activities increased as restrictions imposed to limit the spread of the virus were slowly eased. Unemployment edged down over the period, finishing at 6.1% in April 2021. Core inflation, which includes all items except food and energy, rose 3.0% over the twelve months ended in April. Oil prices increased sharply during the period.

Stock markets delivered double-digit gains across all size and style categories for the period. Equities benefited from the recovering economy, aided by aggressive fiscal action and accommodative monetary policy. The Federal Reserve held the federal funds target rate steady at historically low levels throughout the period, maintaining the key short-term interest-rate measure at 0.00%–0.25%. The federal government approved a $900 billion stimulus package in December 2020 and enacted an additional $1.9 trillion COVID-19 relief bill in March 2021.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 31.08%. Smaller stocks outperformed large-cap equities, while value shares outpaced growth stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

All benchmark sectors posted substantial gains

All eleven industry sectors in the Russell 2000 Index posted strong returns for the six months. Energy was the best-performing sector, rising 103.2% amid the strong increase in oil prices. The top contributors to the index’s return were the industrials and consumer discretionary sectors, which advanced 54.1% and 68.0%, respectively. Health care gained a relatively modest 30.1% but was a major contributor because it was the largest component in the index. Together, these four sectors made up more than one-half of the index’s total market capitalization on April 30, 2021. Utilities, which rose 20.8%, was the worst-performing sector and made the smallest contribution to the index’s return.

All of the benchmark’s five largest stocks outperformed

For the six-month period, all of the five largest stocks in the Russell 2000 Index produced gains that surpassed the overall return of the benchmark. Biotechnology firm Novavax performed best, lifted by favorable test results for its COVID-19 vaccine candidate. Next in line were casino and hotel operator Caesars Entertainment, which benefited from positive trends in hotel bookings, and hydrogen fuel-cell developer Plug Power. Penn National Gaming and food products company Darling Ingredients posted smaller gains but surpassed the index’s return.

18	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Performance as of April 30, 2021

Small-Cap Blend Index Fund		Total return		Average annual total return			Annual operating expenses*
	Inception date	6 months	1 year	5 years	10 years		gross	net
Institutional Class	10/1/02	48.00%	75.10%	16.62%	11.82%		0.06%	0.06%
Advisor Class	12/4/15	47.93	74.76	16.48	11.75	†	1.08	0.21
Retirement Class	10/1/02	47.81	74.57	16.34	11.54		0.30	0.30
Russell 2000® Index	—	48.06	74.91	16.48	11.63		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.

Holdings by company size

% of equity investments
Market capitalization	as of 4/30/2021
More than $50 billion	0.5
More than $15 billion–$50 billion	1.1
More than $2 billion–$15 billion	68.6
$2 billion or less	29.8
Total	100.0

Fund profile

as of 4/30/2021
Net assets	$4.71 billion
Portfolio turnover rate*	11%
Number of holdings	2,056
Weighted median market capitalization	$3.12 billion
Price/earnings ratio (weighted 12-month trailing average)†	19.5
*	The portfolio turnover rate covers the six-month period from November 1, 2020–April 30, 2021, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2021 Semiannual Report	19

Emerging Markets Equity Index Fund

Expense example

Six months ended April 30, 2021

Emerging Markets Equity Index Fund	Beginning account value (11/1/20)	Ending account value (4/30/21)	Expenses paid during period* (11/1/20– 4/30/21)
Actual return
Institutional Class	$1,000.00	$1,218.27	$ 0.99
Advisor Class	1,000.00	1,218.10	1.76
Premier Class	1,000.00	1,218.26	1.82
Retirement Class	1,000.00	1,218.03	2.36
Retail Class	1,000.00	1,216.45	3.08
Class W	1,000.00	1,219.67	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.90	0.90
Advisor Class	1,000.00	1,023.21	1.61
Premier Class	1,000.00	1,023.16	1.66
Retirement Class	1,000.00	1,022.66	2.16
Retail Class	1,000.00	1,022.02	2.81
Class W	1,000.00	1,024.79	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2021. The Fund’s annualized six-month expense ratios for that period were 0.18% for the Institutional Class, 0.32% for the Advisor Class, 0.33% for the Premier Class, 0.43% for the Retirement Class, 0.56% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 4/30/2021
Information technology	20.5
Financials	20.2
Consumer discretionary	16.9
Communication services	11.4
Materials	8.4
Consumer staples	5.4
Health care	4.6
Energy	4.5
Industrials	4.3
Real estate	2.0
Utilities	1.9
Short-term investments, other assets & liabilities, net	–0.1
Total	100.0

Performance for the six months ended April 30, 2021

The Emerging Markets Equity Index Fund returned 21.83% for the Institutional Class, compared with the 22.95% return of its benchmark, the MSCI Emerging Markets Index. For the one-year period ended April 30, 2021, the Fund returned 48.49% versus 48.71% for the index. The performance table shows returns for all share classes of the Fund.

For the six-month period, the Fund’s return underperformed that of its benchmark index due to the effect of expenses and fair value pricing. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.

Foreign stocks advanced as economic results varied

International stocks in both developed- and emerging-markets countries recorded solid gains as investors anticipated a return to more normal business activity and the easing of restrictions imposed to limit the spread of COVID-19. But global economies performed unevenly as the effectiveness of pandemic recovery efforts varied widely. The economy in the 19-nation euro area contracted during the period, while China’s economy grew at its fastest pace in nearly three decades.

Global central banks maintained highly accommodative monetary policies. The Federal Reserve left the federal funds target rate unchanged at 0.00%–0.25%, while the European Central Bank held its benchmark interest rates at near-zero levels and maintained its aggressive bond-buying program.

The MSCI EAFE® Index, which measures stock performance in 21 developed-markets nations outside North America, gained 28.84%, outperforming the MSCI Emerging Markets Index. Both benchmarks underperformed the 31.08% return of the Russell 3000® Index, a broad measure of the U.S. stock market.

Most countries in the benchmark advanced

Of the 27 country components in the MSCI Emerging Markets Index, 26 posted gains in U.S.-dollar terms for the six months. Czech Republic and Greece—two of the smallest index components—rose 52.0% and 47.1%, respectively. Taiwan, the second-largest component, advanced 45.2%. Korea, the third-largest component, gained 43.8%. Together, these four countries accounted for nearly 30.0% of the index’s total market capitalization on April 30, 2021. Egypt was the only decliner, returning –2.1%.

Two of the benchmark’s five largest stocks outperformed

Two of the five largest stocks in the MSCI Emerging Markets Index surpassed the benchmark’s overall return. Samsung Electronics and Taiwan Semiconductor Manufacturing—the index’s largest position—posted sizable double-digit gains. Internet company Tencent Holdings and online service firm Meituan advanced but lagged the index. Online retailer Alibaba Group Holding declined.

The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

20	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Performance as of April 30, 2021

Emerging Markets Equity Index Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	8/31/10	21.83%	48.49%	12.27%		3.31%		0.20%	0.20%
Advisor Class	12/4/15	21.81	48.44	12.19		3.26	†	0.34	0.34
Premier Class	8/31/10	21.83	48.29	12.12		3.15		0.35	0.35
Retirement Class	8/31/10	21.80	48.19	12.01		3.05		0.45	0.45
Retail Class	8/31/10	21.64	48.09	11.87		2.92		0.57	0.57
Class W	9/28/18	21.97	48.76	12.38	†	3.36	†	0.20	0.00
MSCI Emerging Markets Index	—	22.95	48.71	12.50		3.59		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
Holdings by country
% of portfolio investments as of 4/30/2021
China	35.5
Taiwan	13.7
Korea, Republic of	12.8
India	8.9
Brazil	4.3
South Africa	3.4
Russia	2.9
United States	2.8
Saudi Arabia	2.7
Thailand	1.7
23 other nations	9.1
Short-term investments	2.2
Total	100.0

Holdings by company size
% of equity investments
Market capitalization	as of 4/30/2021
More than $50 billion	46.4
More than $15 billion–$50 billion	24.1
More than $2 billion–$15 billion	29.1
$2 billion or less	0.4
Total	100.0

Fund profile
as of 4/30/2021
Net assets	$4.35 billion
Portfolio turnover rate*	18%
Number of holdings	1,387
Weighted median market capitalization	$44.17 billion
Price/earnings ratio (weighted 12-month trailing average)†	24.5
*	The portfolio turnover rate covers the six-month period from November 1, 2020–April 30, 2021, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2021 Semiannual Report	21

International Equity Index Fund

Expense example

Six months ended April 30, 2021

International Equity Index Fund	Beginning account value (11/1/20)	Ending account value (4/30/21)	Expenses paid during period* (11/1/20– 4/30/21)
Actual return
Institutional Class	$1,000.00	$1,284.17	$ 0.28
Advisor Class	1,000.00	1,283.38	0.96
Premier Class	1,000.00	1,283.93	1.13
Retirement Class	1,000.00	1,282.93	1.70
Class W	1,000.00	1,284.57	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,024.55	0.25
Advisor Class	1,000.00	1,023.95	0.85
Premier Class	1,000.00	1,023.80	1.00
Retirement Class	1,000.00	1,023.31	1.51
Class W	1,000.00	1,024.79	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2021. The Fund’s annualized six-month expense ratios for that period were 0.05% for the Institutional Class, 0.17% for the Advisor Class, 0.20% for the Premier Class, 0.30% for the Retirement Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 4/30/2021
Financials	17.0
Industrials	15.1
Consumer discretionary	12.5
Health care	11.8
Consumer staples	10.2
Information technology	9.1
Materials	7.9
Communication services	5.2
Utilities	3.6
Energy	3.1
Real estate	3.0
Short-term investments, other assets & liabilities, net	1.5
Total	100.0

Performance for the six months ended April 30, 2021

The International Equity Index Fund returned 28.42% for the Institutional Class, compared with the 28.84% return of its benchmark, the MSCI EAFE® Index. For the one-year period ended April 30, 2021, the Fund returned 40.48% versus 39.88% for the index. The performance table shows returns for all share classes of the Fund.

For the six-month period, the Fund’s return underperformed that of its benchmark index due to the effect of expenses and fair value pricing. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.

Foreign stocks advanced as economic results varied

International stocks in both developed- and emerging-markets countries recorded solid gains as investors anticipated a return to more normal business activity and the easing of restrictions imposed to limit the spread of COVID-19. But global economies performed unevenly as the effectiveness of pandemic recovery efforts varied widely. The economy in the 19-nation euro area contracted during the period, while China’s economy grew at its fastest pace in nearly three decades.

Global central banks maintained highly accommodative monetary policies. The Federal Reserve left the federal funds target rate unchanged at 0.00%–0.25%. The European Central Bank held its benchmark interest rates steady at near-zero levels and maintained an aggressive bond-buying program to support European economies.

The MSCI EAFE Index, which measures stock performance in 21 developed-markets nations outside North America, outperformed the 22.95% return of the MSCI Emerging Markets Index for the period. Both benchmarks underperformed the 31.08% return of the Russell 3000® Index, a broad measure of the U.S. stock market.

All countries in the benchmark advanced

All of the 21 countries in the MSCI EAFE Index advanced in U.S.-dollar terms for the six-month period. The largest index components were Japan (23.8%), the United Kingdom (14.5%) and France (11.5%), gaining 17.2%, 36.5% and 40.1%, respectively. These three nations collectively represented nearly one-half of the benchmark’s total market capitalization on April 30, 2021.

Two of the benchmark’s five largest stocks outperformed

For the six-month period, two of the five largest stocks in the MSCI EAFE Index surpassed the benchmark’s overall return. Dutch semiconductor firm ASML Holding performed best, followed by French luxury goods group LVMH. Swiss drug-maker Novartis, Nestle and Swiss pharmaceutical manufacturer Roche Holding advanced but underperformed the index’s return.

The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

22	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Performance as of April 30, 2021

International Equity Index Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	28.42%	40.48%	9.18%		5.34%		0.05%	0.05%
Advisor Class	12/4/15	28.34	40.33	9.06		5.28	†	0.17	0.17
Premier Class	9/30/09	28.39	40.24	9.01		5.19		0.20	0.20
Retirement Class	10/1/02	28.29	40.15	8.90		5.09		0.30	0.30
Class W	9/28/18	28.46	40.52	9.21	†	5.36	†	0.05	0.00
MSCI EAFE® Index	—	28.84	39.88	8.87		5.22		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

Holdings by country

% of portfolio investments
as of 4/30/2021
Japan	23.5
United Kingdom	11.9
France	11.0
Switzerland	9.3
Germany	9.3
Australia	8.0
Netherlands	5.1
Sweden	3.4
Hong Kong	2.8
Spain	2.5
23 other nations	11.8
Short-term investments	1.4
Total	100.0

Holdings by company size

% of equity investments
Market capitalization	as of 4/30/2021
More than $50 billion	46.7
More than $15 billion–$50 billion	34.5
More than $2 billion–$15 billion	18.8
Total	100.0

Fund profile

as of 4/30/2021
Net assets	$16.06 billion
Portfolio turnover rate*	2%
Number of holdings	887
Weighted median market capitalization	$46.36 billion
Price/earnings ratio (weighted 12-month trailing average)†	33.9
*	The portfolio turnover rate covers the six-month period from November 1, 2020–April 30, 2021, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2021 Semiannual Report	23

Summary portfolio of investments (unaudited)

Equity Index Fund  ■  April 30, 2021

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS
590,802	*	Tesla, Inc	$419,138,571	1.3%
		Other	189,835,275	0.6
			608,973,846	1.9
BANKS
5,962,571		Bank of America Corp	241,663,003	0.8
2,334,643		JPMorgan Chase & Co	359,091,440	1.1
2,925,600		Wells Fargo & Co	131,798,280	0.4
		Other	812,840,275	2.4
			1,545,392,998	4.7
CAPITAL GOODS
541,585		Honeywell International, Inc	120,795,118	0.4
		Other	1,952,146,335	5.9
			2,072,941,453	6.3
COMMERCIAL & PROFESSIONAL SERVICES			398,914,521	1.2
CONSUMER DURABLES & APPAREL
957,299		Nike, Inc (Class B)	126,956,993	0.4
		Other	370,199,842	1.1
			497,156,835	1.5
CONSUMER SERVICES
573,183		McDonald’s Corp	135,317,043	0.4
		Other	626,165,193	1.9
			761,482,236	2.3
DIVERSIFIED FINANCIALS
1,450,687	*	Berkshire Hathaway, Inc (Class B)	398,866,391	1.2
		Other	1,209,837,627	3.7
			1,608,704,018	4.9
ENERGY
1,484,593		Chevron Corp	153,017,000	0.5
3,265,982	d	Exxon Mobil Corp	186,944,810	0.6
		Other	481,788,753	1.4
			821,750,563	2.5
FOOD & STAPLES RETAILING
340,606		Costco Wholesale Corp	126,736,086	0.4
1,075,922		Walmart, Inc	150,532,247	0.5
		Other	121,117,599	0.3
			398,385,932	1.2
FOOD, BEVERAGE & TOBACCO
2,982,766		Coca-Cola Co	161,009,709	0.5
1,070,439		PepsiCo, Inc	154,314,486	0.5
		Other	619,846,730	1.9
			935,170,925	2.9
HEALTH CARE EQUIPMENT & SERVICES
1,334,937		Abbott Laboratories	160,299,235	0.5
485,439		Danaher Corp	123,272,380	0.4
1,035,124		Medtronic plc	135,518,434	0.4
728,634		UnitedHealth Group, Inc	290,579,239	0.9
		Other	1,369,517,124	4.1
			2,079,186,412	6.3
Shares		Company	Value	% of net assets

HOUSEHOLD & PERSONAL PRODUCTS
1,880,680		Procter & Gamble Co	$250,920,326	0.8%
		Other	202,300,825	0.6
			453,221,151	1.4
INSURANCE			703,106,992	2.2
MATERIALS			957,239,721	2.9
MEDIA & ENTERTAINMENT
231,532	*	Alphabet, Inc (Class A)	544,910,562	1.7
224,270	*	Alphabet, Inc (Class C)	540,517,612	1.7
3,494,143		Comcast Corp (Class A)	196,196,130	0.6
1,852,435	*	Facebook, Inc	602,189,570	1.8
328,351	*	Netflix, Inc	168,598,388	0.5
1,395,266	*	Walt Disney Co	259,547,381	0.8
		Other	565,183,982	1.6
			2,877,143,625	8.7
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,362,432		AbbVie, Inc	151,911,168	0.5
650,691		Eli Lilly & Co	118,926,794	0.4
2,034,895		Johnson & Johnson	331,138,463	1.0
1,948,781		Merck & Co, Inc	145,184,185	0.5
4,294,060		Pfizer, Inc	165,965,419	0.5
306,300		Thermo Fisher Scientific, Inc	144,031,449	0.5
		Other	1,237,465,137	3.6
			2,294,622,615	7.0
REAL ESTATE			1,088,140,007	3.3
RETAILING
327,108	*	Amazon.com, Inc	1,134,220,821	3.5
828,682		Home Depot, Inc	268,219,503	0.8
		Other	804,312,424	2.4
			2,206,752,748	6.7
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
304,644		Broadcom, Inc	138,978,593	0.4
3,163,401		Intel Corp	181,990,459	0.6
455,619		NVIDIA Corp	273,544,535	0.8
868,190		QUALCOMM, Inc	120,504,772	0.4
708,029		Texas Instruments, Inc	127,806,315	0.4
		Other	702,366,172	2.1
			1,545,190,846	4.7
SOFTWARE & SERVICES
491,789		Accenture plc	142,604,056	0.5
371,465	*	Adobe, Inc	188,830,518	0.6
680,639		Mastercard, Inc (Class A)	260,044,936	0.8
5,775,973		Microsoft Corp	1,456,584,871	4.5
906,533	*	PayPal Holdings, Inc	237,774,541	0.7
676,732	*	salesforce.com, Inc	155,864,914	0.5
1,302,514		Visa, Inc (Class A)	304,215,170	0.9
		Other	1,879,235,787	5.7
			4,625,154,793	14.2

TECHNOLOGY HARDWARE & EQUIPMENT
12,220,062		Apple, Inc	1,606,449,351	4.9
3,274,879		Cisco Systems, Inc	166,724,090	0.5
		Other	444,453,522	1.4
			2,217,626,963	6.8

24	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Equity Index Fund  ■  April 30, 2021

Shares	Company	Value	% of net assets

TELECOMMUNICATION SERVICES
5,493,413	AT&T, Inc	$172,548,102	0.5%
3,193,651	Verizon Communications, Inc	184,561,091	0.6
	Other	87,974,904	0.3
		445,084,097	1.4
TRANSPORTATION		692,636,162	2.1
UTILITIES
1,510,069	NextEra Energy, Inc	117,045,448	0.4
	Other	712,556,256	2.1
		829,601,704	2.5

	TOTAL COMMON STOCKS (Cost $14,937,642,816)	32,663,581,163	99.6

RIGHTS / WARRANTS

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		2,704	0.0
	TOTAL RIGHTS / WARRANTS (Cost $822)	2,704	0.0

Principal	Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT		200,708,540	0.6
REPURCHASE AGREEMENT		9,390,000	0.0
TREASURY DEBT		88,421,704	0.3
Shares		Company	Value	% of net assets

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
86,481,538	c	State Street Navigator Securities Lending Government Money Market Portfolio 0.020%	$86,481,538	0.3%
			86,481,538	0.3
	TOTAL SHORT-TERM INVESTMENTS (Cost $385,000,515)		385,001,782	1.2
	TOTAL PORTFOLIO (Cost $15,322,644,153)		33,048,585,649	100.8
	OTHER ASSETS & LIABILITIES, NET		(257,884,549)	(0.8)
	NET ASSETS		$32,790,701,100	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/21, the aggregate value of securities on loan is $151,106,293. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

At 04/30/21, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, is $2,026,121 or 0.0% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of April 30, 2021 were as follows:

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
Russell 2000 E Mini Index	206		06/18/21	$23,014,678	$23,293,450	$278,772
S&P 500 E Mini Index	1,253		06/18/21	258,723,510	261,526,160	2,802,650
S&P Mid-Cap 400 E Mini Index	28		06/18/21	7,526,072	7,616,840	90,768
Total	1,487			$289,264,260	$292,436,450	$3,172,190

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2021 Semiannual Report	25

Summary portfolio of investments (unaudited)

Large-Cap Growth Index Fund  ■  April 30, 2021

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS
521,814	*	Tesla, Inc	$370,195,724	2.8%
		Other	916,267	0.0
			371,111,991	2.8
BANKS			658,750	0.0
CAPITAL GOODS
253,038		3M Co	49,883,911	0.4
168,776		Lockheed Martin Corp	64,229,395	0.5
		Other	189,684,617	1.4
			303,797,923	2.3
COMMERCIAL & PROFESSIONAL SERVICES			144,506,345	1.1
CONSUMER DURABLES & APPAREL
846,691		Nike, Inc (Class B)	112,288,160	0.9
		Other	39,546,677	0.2
			151,834,837	1.1
CONSUMER SERVICES
27,850	*	Booking Holdings, Inc	68,680,328	0.5
459,975		Starbucks Corp	52,662,538	0.4
		Other	90,073,285	0.7
			211,416,151	1.6
DIVERSIFIED FINANCIALS			165,055,576	1.2
ENERGY			12,453,625	0.1
FOOD & STAPLES RETAILING
265,487		Costco Wholesale Corp	98,785,058	0.7
		Other	23,132,598	0.2
			121,917,656	0.9
FOOD, BEVERAGE & TOBACCO
1,546,197		Coca-Cola Co	83,463,714	0.6
694,187		PepsiCo, Inc	100,073,998	0.7
		Other	101,851,611	0.8
			285,389,323	2.1
HEALTH CARE EQUIPMENT & SERVICES
451,885		Abbott Laboratories	54,262,351	0.4
78,912	*	Intuitive Surgical, Inc	68,258,880	0.5
535,467		UnitedHealth Group, Inc	213,544,240	1.6
		Other	470,660,678	3.5
			806,726,149	6.0
HOUSEHOLD & PERSONAL PRODUCTS
742,304		Procter & Gamble Co	99,038,200	0.8
		Other	71,122,919	0.5
			170,161,119	1.3
INSURANCE			95,842,786	0.7
MATERIALS			109,802,133	0.8
Shares		Company	Value	% of net assets

MEDIA & ENTERTAINMENT
158,769	*	Alphabet, Inc (Class A)	$373,662,842	2.8%
153,786	*	Alphabet, Inc (Class C)	370,642,714	2.8
86,410	*	Charter Communications, Inc	58,192,815	0.4
1,636,486	*	Facebook, Inc	531,988,869	4.0
289,841	*	Netflix, Inc	148,824,658	1.1
		Other	171,859,150	1.2
			1,655,171,048	12.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,128,731		AbbVie, Inc	125,853,506	0.9
397,100		Amgen, Inc	95,161,044	0.7
574,118		Eli Lilly & Co	104,931,547	0.8
1,505,582		Merck & Co, Inc	112,165,859	0.8
158,070		Thermo Fisher Scientific, Inc	74,329,256	0.5
293,172		Zoetis, Inc	50,727,551	0.4
		Other	427,451,047	3.2
			990,619,810	7.3
REAL ESTATE
300,708		American Tower Corp	76,611,377	0.6
264,273		Crown Castle International Corp	49,963,454	0.4
		Other	107,170,820	0.7
			233,745,651	1.7
RETAILING
288,974	*	Amazon.com, Inc	1,001,994,227	7.4
366,235		Home Depot, Inc	118,539,283	0.9
500,095		Lowe’s Companies, Inc	98,143,644	0.7
		Other	296,591,464	2.2
			1,515,268,618	11.2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
758,937	*	Advanced Micro Devices, Inc	61,944,438	0.5
624,554		Applied Materials, Inc	82,884,561	0.6
255,220		Broadcom, Inc	116,431,364	0.9
97,280		Lam Research Corp	60,357,376	0.4
402,338		NVIDIA Corp	241,555,688	1.8
767,104		QUALCOMM, Inc	106,474,035	0.8
311,419		Texas Instruments, Inc	56,214,244	0.4
		Other	152,463,586	1.1
			878,325,292	6.5
SOFTWARE & SERVICES
434,618		Accenture plc	126,026,182	0.9
327,984	*	Adobe, Inc	166,727,387	1.2
171,569		Intuit, Inc	70,713,879	0.5
601,356		Mastercard, Inc (Class A)	229,754,073	1.7
5,103,473		Microsoft Corp	1,286,993,821	9.6
1,105,289		Oracle Corp	83,769,853	0.6
800,412	*	PayPal Holdings, Inc	209,940,064	1.6
554,003	*	salesforce.com, Inc	127,597,971	0.9
132,525	*	ServiceNow, Inc	67,106,684	0.5
251,673	*	Square, Inc	61,614,584	0.5
1,150,943		Visa, Inc (Class A)	268,814,247	2.0
		Other	843,024,623	6.3
			3,542,083,368	26.3

26	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Large-Cap Growth Index Fund  ■  April 30, 2021

Shares	Company	Value	% of net assets

TECHNOLOGY HARDWARE & EQUIPMENT
10,795,947	Apple, Inc	$1,419,235,193	10.5%
	Other	93,929,021	0.7
		1,513,164,214	11.2
TRANSPORTATION
232,966	Union Pacific Corp	51,739,419	0.4
322,317	United Parcel Service, Inc (Class B)	65,707,544	0.5
	Other	70,021,512	0.5
		187,468,475	1.4
UTILITIES		2,096,974	0.0
	TOTAL COMMON STOCKS (Cost $6,510,833,378)	13,468,617,814	99.9
Shares		Company	Value	% of net assets

SHORT-TERM INVESTMENTS

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
6,298,331	c	State Street Navigator Securities Lending Government Money Market Portfolio 0.020%	$6,298,331	0.1%
			6,298,331	0.1
	TOTAL SHORT-TERM INVESTMENTS (Cost $6,298,331)		6,298,331	0.1
	TOTAL PORTFOLIO (Cost $6,517,131,709)		13,474,916,145	100.0
	OTHER ASSETS & LIABILITIES, NET		1,888,642	0.0
	NET ASSETS		$13,476,804,787	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/21, the aggregate value of securities on loan is $18,702,007. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2021 Semiannual Report	27

Summary portfolio of investments (unaudited)

Large-Cap Value Index Fund  ■  April 30, 2021

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS			$87,944,383	1.0%
BANKS
3,404,309		Bank of America Corp	137,976,644	1.6
915,446		Citigroup, Inc	65,216,373	0.8
1,333,349		JPMorgan Chase & Co	205,082,410	2.3
596,651		US Bancorp	35,411,237	0.4
1,670,456		Wells Fargo & Co	75,254,043	0.9
		Other	233,254,457	2.6
			752,195,164	8.6
CAPITAL GOODS
234,645	*	Boeing Co	54,979,670	0.6
238,359		Caterpillar, Inc	54,372,071	0.6
124,193		Deere & Co	46,056,974	0.5
3,825,376		General Electric Co	50,188,933	0.6
309,083		Honeywell International, Inc	68,937,872	0.8
627,850		Raytheon Technologies Corp	52,262,234	0.6
		Other	521,547,645	5.9
			848,345,399	9.6
COMMERCIAL & PROFESSIONAL SERVICES			91,205,603	1.0
CONSUMER DURABLES & APPAREL			135,533,404	1.5
CONSUMER SERVICES
280,470		McDonald’s Corp	66,213,358	0.8
		Other	174,159,153	1.9
			240,372,511	2.7
DIVERSIFIED FINANCIALS
288,078		American Express Co	44,176,761	0.5
828,203	*	Berkshire Hathaway, Inc (Class B)	227,714,415	2.6
64,784		BlackRock, Inc	53,077,531	0.6
606,665		Charles Schwab Corp	42,709,216	0.5
145,855		Goldman Sachs Group, Inc	50,823,175	0.6
537,233		iShares Russell 1000 Value Index Fund	84,641,059	1.0
615,323		Morgan Stanley	50,794,914	0.6
		Other	298,174,519	3.3
			852,111,590	9.7
ENERGY
847,899		Chevron Corp	87,392,950	1.0
1,862,698		Exxon Mobil Corp	106,620,834	1.2
		Other	235,225,288	2.7
			429,239,072	4.9
FOOD & STAPLES RETAILING
613,539		Walmart, Inc	85,840,242	1.0
		Other	51,906,607	0.6
			137,746,849	1.6
FOOD, BEVERAGE & TOBACCO
703,055		Coca-Cola Co	37,950,909	0.4
614,833		Mondelez International, Inc	37,387,995	0.4
683,967		Philip Morris International, Inc	64,976,865	0.7
		Other	186,454,807	2.2
			326,770,576	3.7
Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
467,868		Abbott Laboratories	$56,181,589	0.7%
575,913		CVS Health Corp	43,999,753	0.5
275,585		Danaher Corp	69,982,055	0.8
590,469		Medtronic plc	77,304,201	0.9
		Other	326,569,815	3.6
			574,037,413	6.5
HOUSEHOLD & PERSONAL PRODUCTS
593,308		Procter & Gamble Co	79,159,153	0.9
		Other	62,796,387	0.7
			141,955,540	1.6
INSURANCE			314,279,044	3.6
MATERIALS
230,868		Linde plc	65,991,309	0.8
		Other	354,153,411	4.0
			420,144,720	4.8
MEDIA & ENTERTAINMENT
29,559	*	Alphabet, Inc (Class A)	69,567,106	0.8
28,627	*	Alphabet, Inc (Class C)	68,994,505	0.8
1,994,776		Comcast Corp (Class A)	112,006,672	1.3
795,727	*	Walt Disney Co	148,021,137	1.7
		Other	154,466,787	1.7
			553,056,207	6.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
635,469		Bristol-Myers Squibb Co	39,665,975	0.5
1,005,513		Johnson & Johnson	163,627,131	1.9
2,448,050		Pfizer, Inc	94,617,133	1.1
		Other	222,234,486	2.4
			520,144,725	5.9
REAL ESTATE
324,126		Prologis, Inc	37,770,403	0.4
		Other	355,011,553	4.1
			392,781,956	4.5
RETAILING
236,406		Home Depot, Inc	76,517,530	0.9
220,128		Target Corp	45,623,729	0.5
		Other	99,544,728	1.1
			221,685,987	2.5
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,806,600		Intel Corp	103,933,698	1.2
489,830	*	Micron Technology, Inc	42,159,668	0.5
202,977		Texas Instruments, Inc	36,639,378	0.4
		Other	94,957,879	1.1
			277,690,623	3.2
SOFTWARE & SERVICES
271,948		Fidelity National Information Services, Inc	41,580,849	0.5
391,173		International Business Machines Corp	55,499,625	0.6
		Other	172,290,645	2.0
			269,371,119	3.1

28	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Large-Cap Value Index Fund  ■  April 30, 2021

Shares	Company	Value	% of net assets

TECHNOLOGY HARDWARE & EQUIPMENT
1,869,653	Cisco Systems, Inc	$95,184,034	1.1%
	Other	156,158,160	1.8
		251,342,194	2.9
TELECOMMUNICATION SERVICES
3,136,640	AT&T, Inc	98,521,862	1.1
1,823,813	Verizon Communications, Inc	105,398,153	1.2
	Other	39,315,778	0.5
		243,235,793	2.8
TRANSPORTATION		256,007,484	2.9
UTILITIES
861,610	NextEra Energy, Inc	66,783,391	0.8
	Other	371,462,776	4.2
		438,246,167	5.0
	TOTAL COMMON STOCKS (Cost $5,862,226,615)	8,775,443,523	99.9

Principal	Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT		4,000,000	0.1
Shares		Company	Value	% of net assets

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
8,525,252	c	State Street Navigator Securities Lending Government Money Market Portfolio 0.020%	$8,525,252	0.1%
			8,525,252	0.1
	TOTAL SHORT-TERM INVESTMENTS (Cost $12,525,243)		12,525,252	0.2
	TOTAL PORTFOLIO (Cost $5,874,751,858)		8,787,968,775	100.1
	OTHER ASSETS & LIABILITIES, NET		(4,889,388)	(0.1)
	NET ASSETS		$8,783,079,387	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/21, the aggregate value of securities on loan is $14,265,771. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2021 Semiannual Report	29

Summary portfolio of investments (unaudited)

S&P 500 Index Fund   ■  April 30, 2021

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS
166,964	*	Tesla, Inc	$118,450,940	1.5%
		Other	36,730,164	0.5
			155,181,104	2.0
BANKS
1,651,547		Bank of America Corp	66,937,200	0.9
458,077		Citigroup, Inc	32,633,405	0.4
662,854		JPMorgan Chase & Co	101,953,574	1.3
898,414		Wells Fargo & Co	40,473,551	0.5
		Other	99,813,360	1.3
			341,811,090	4.4
CAPITAL GOODS
151,045		Honeywell International, Inc	33,689,077	0.4
		Other	418,606,551	5.4
			452,295,628	5.8
COMMERCIAL & PROFESSIONAL SERVICES			62,637,054	0.8
CONSUMER DURABLES & APPAREL
275,927		Nike, Inc (Class B)	36,593,439	0.5
		Other	52,805,236	0.7
			89,398,675	1.2
CONSUMER SERVICES
161,954		McDonald’s Corp	38,234,100	0.5
		Other	127,576,891	1.6
			165,810,991	2.1
DIVERSIFIED FINANCIALS
414,109	*	Berkshire Hathaway, Inc (Class B)	113,859,270	1.5
		Other	274,855,812	3.5
			388,715,082	5.0
ENERGY
419,111		Chevron Corp	43,197,771	0.6
925,360	d	Exxon Mobil Corp	52,967,606	0.7
		Other	109,624,345	1.4
			205,789,722	2.7
FOOD & STAPLES RETAILING
95,890		Costco Wholesale Corp	35,679,710	0.5
301,996		Walmart, Inc	42,252,260	0.5
		Other	23,760,316	0.3
			101,692,286	1.3
FOOD, BEVERAGE & TOBACCO
842,482		Coca-Cola Co	45,477,178	0.6
299,381		PepsiCo, Inc	43,158,765	0.6
		Other	146,765,391	1.8
			235,401,334	3.0
HEALTH CARE EQUIPMENT & SERVICES
384,559		Abbott Laboratories	46,177,845	0.6
138,104		Danaher Corp	35,070,130	0.5
292,569		Medtronic plc	38,303,133	0.5
205,261		UnitedHealth Group, Inc	81,858,087	1.1
		Other	290,319,979	3.7
			491,729,174	6.4
Shares		Company	Value	% of net assets

HOUSEHOLD & PERSONAL PRODUCTS
534,579		Procter & Gamble Co	$71,323,530	0.9%
		Other	49,813,160	0.7
			121,136,690	1.6
INSURANCE			150,305,758	1.9
MATERIALS			207,924,832	2.7
MEDIA & ENTERTAINMENT
65,352	*	Alphabet, Inc (Class A)	153,805,932	2.0
62,636	*	Alphabet, Inc (Class C)	150,960,276	2.0
992,557		Comcast Corp (Class A)	55,732,075	0.7
522,926	*	Facebook, Inc	169,992,784	2.2
96,446	*	Netflix, Inc	49,522,128	0.6
394,421	*	Walt Disney Co	73,370,194	1.0
		Other	85,831,804	1.0
			739,215,193	9.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
383,813		AbbVie, Inc	42,795,150	0.6
570,802		Johnson & Johnson	92,886,609	1.2
551,187		Merck & Co, Inc	41,063,432	0.5
1,216,659		Pfizer, Inc	47,023,870	0.6
85,578		Thermo Fisher Scientific, Inc	40,241,343	0.5
		Other	227,595,245	3.0
			491,605,649	6.4
REAL ESTATE			194,558,726	2.5
RETAILING
93,053	*	Amazon.com, Inc	322,653,833	4.2
233,893		Home Depot, Inc	75,704,147	1.0
		Other	166,159,768	2.1
			564,517,748	7.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
88,558		Broadcom, Inc	40,400,160	0.5
883,180		Intel Corp	50,809,345	0.7
134,802		NVIDIA Corp	80,932,425	1.0
247,436		QUALCOMM, Inc	34,344,117	0.4
200,189		Texas Instruments, Inc	36,136,116	0.5
		Other	166,478,481	2.2
			409,100,644	5.3
SOFTWARE & SERVICES
137,630		Accenture plc	39,908,571	0.5
104,213	*	Adobe, Inc	52,975,636	0.7
190,547		Mastercard, Inc (Class A)	72,800,387	0.9
1,639,417		Microsoft Corp	413,428,179	5.3
254,689	*	PayPal Holdings, Inc	66,802,378	0.9
199,461	*	salesforce.com, Inc	45,939,858	0.6
368,524		Visa, Inc (Class A)	86,072,465	1.1
		Other	275,900,675	3.6
			1,053,828,149	13.6
TECHNOLOGY HARDWARE & EQUIPMENT
3,430,771		Apple, Inc	451,009,156	5.8
917,165		Cisco Systems, Inc	46,692,870	0.6
		Other	92,069,303	1.2
			589,771,329	7.6

30	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

S&P 500 Index Fund   ■  April 30, 2021

Shares	Company	Value	% of net assets

TELECOMMUNICATION SERVICES
1,553,872	AT&T, Inc	$48,807,120	0.6%
902,957	Verizon Communications, Inc	52,181,885	0.7
	Other	19,318,861	0.3
		120,307,866	1.6
TRANSPORTATION		155,847,585	2.0
UTILITIES
425,619	NextEra Energy, Inc	32,989,729	0.4
	Other	170,461,304	2.2
		203,451,033	2.6
	TOTAL COMMON STOCKS (Cost $3,156,475,184)	7,692,033,342	99.3

Principal	Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT		49,525,000	0.7
Shares		Company	Value	% of net assets

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
1,244,796	c	State Street Navigator Securities Lending Government Money Market Portfolio 0.020%	$1,244,796	0.0%
			1,244,796	0.0
	TOTAL SHORT-TERM INVESTMENTS (Cost $50,769,472)		50,769,796	0.7
	TOTAL PORTFOLIO (Cost $3,207,244,656)		7,742,803,138	100.0
	OTHER ASSETS & LIABILITIES, NET		3,824,973	0.0
	NET ASSETS		$7,746,628,111	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/21, the aggregate value of securities on loan is $1,209,752. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of April 30, 2021 were as follows:

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
S&P 500 E Mini Index	250		06/18/21	$52,236,111	$52,180,000	$(56,111)

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2021 Semiannual Report	31

Summary portfolio of investments (unaudited)

Small-Cap Blend Index Fund   ■  April 30, 2021

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS
67,450	*	Fox Factory Holding Corp	$10,335,363	0.2%
		Other	62,889,617	1.4
			73,224,980	1.6
BANKS
211,169		First Financial Bankshares, Inc	10,364,175	0.2
		Other	473,340,574	10.1
			483,704,749	10.3
CAPITAL GOODS
91,888		Advanced Drainage Systems, Inc	10,260,214	0.2
332,676	*	Builders FirstSource, Inc	16,191,341	0.3
88,288		EMCOR Group, Inc	10,576,902	0.2
672,205	*	Plug Power, Inc	19,164,565	0.4
71,658	*	SiteOne Landscape Supply, Inc	12,854,012	0.3
258,951	*	Sunrun, Inc	12,688,599	0.3
		Other	435,445,047	9.3
			517,180,680	11.0
COMMERCIAL & PROFESSIONAL SERVICES
87,844		Tetra Tech, Inc	11,211,530	0.2
		Other	149,975,454	3.2
			161,186,984	3.4
CONSUMER DURABLES & APPAREL
109,070	*	Crocs, Inc	10,920,088	0.2
45,687	*	Deckers Outdoor Corp	15,451,343	0.3
53,911	*	TopBuild Corp	11,988,728	0.3
129,803	*	YETI Holdings, Inc	11,087,772	0.2
		Other	140,321,455	3.0
			189,769,386	4.0
CONSUMER SERVICES
293,735	*	Caesars Entertainment, Inc	28,739,032	0.6
62,042		Churchill Downs, Inc	13,121,883	0.3
65,992	*	Marriott Vacations Worldwide Corp	11,722,159	0.3
254,174	*	Penn National Gaming, Inc	22,651,987	0.5
107,152	*	Texas Roadhouse, Inc (Class A)	11,467,407	0.3
		Other	125,439,620	2.5
			213,142,088	4.5
DIVERSIFIED FINANCIALS
94,977	e	iShares Russell 2000 Index Fund	21,359,378	0.5
163,348		Stifel Financial Corp	11,302,048	0.2
		Other	161,484,705	3.4
			194,146,131	4.1
ENERGY
427,425		Ovintiv, Inc	10,228,280	0.2
		Other	106,783,387	2.3
			117,011,667	2.5
FOOD & STAPLES RETAILING
213,452	*	Performance Food Group Co	12,529,632	0.3
		Other	25,479,574	0.5
			38,009,206	0.8
Shares		Company	Value	% of net assets

FOOD, BEVERAGE & TOBACCO
262,513	*	Darling International, Inc	$18,231,528	0.4%
66,403	*	Freshpet, Inc	12,272,602	0.3
		Other	56,892,589	1.2
			87,396,719	1.9
HEALTH CARE EQUIPMENT & SERVICES
42,706	*	Inspire Medical Systems, Inc	10,113,635	0.2
49,302	*	LHC Group, Inc	10,268,128	0.2
74,300	*	Staar Surgical Co	10,179,843	0.2
170,647	*	Tenet Healthcare Corp	10,112,541	0.2
		Other	299,960,154	6.4
			340,634,301	7.2
HOUSEHOLD & PERSONAL PRODUCTS			26,552,206	0.6
INSURANCE			91,873,441	2.0
MATERIALS
305,448	*	Alcoa Corp	11,191,615	0.2
732,111	*,e	Cleveland-Cliffs, Inc	13,075,502	0.3
178,603		Louisiana-Pacific Corp	11,766,366	0.3
		Other	173,299,405	3.6
			209,332,888	4.4
MEDIA & ENTERTAINMENT			72,558,576	1.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
166,933	*	Arrowhead Pharmaceuticals Inc	12,146,045	0.3
123,809	*	Fate Therapeutics, Inc	10,819,669	0.2
215,205	*	Halozyme Therapeutics, Inc	10,749,490	0.2
69,758	*	Mirati Therapeutics, Inc	11,595,175	0.3
123,344	*	Natera, Inc	13,570,307	0.3
100,550	*	Novavax, Inc	23,823,312	0.5
76,590	*	Twist Bioscience Corp	10,277,612	0.2
103,616	*	Ultragenyx Pharmaceutical, Inc	11,567,690	0.3
		Other	458,446,317	9.6
			562,995,617	11.9
REAL ESTATE
63,908		EastGroup Properties, Inc	10,139,643	0.2
162,529	*	Redfin Corp	11,503,803	0.2
		Other	267,178,805	5.7
			288,822,251	6.1
RETAILING
93,299	*,e	GameStop Corp (Class A)	16,195,773	0.4
42,428		Lithia Motors, Inc (Class A)	16,308,475	0.4
25,732	*	RH	17,704,131	0.4
		Other	171,775,159	3.5
			221,983,538	4.7
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
118,498		Brooks Automation, Inc	12,007,402	0.3
221,503	*	Lattice Semiconductor Corp	11,143,816	0.2
		Other	114,158,373	2.4
			137,309,591	2.9

32	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Small-Cap Blend Index Fund   ■  April 30, 2021

Shares		Company	Value	% of net assets

SOFTWARE & SERVICES
137,391	*	Digital Turbine, Inc	$10,363,403	0.2%
		Other	296,133,032	6.3
			306,496,435	6.5
TECHNOLOGY HARDWARE & EQUIPMENT
167,418	*	II-VI, Inc	11,240,445	0.3
		Other	128,178,898	2.7
			139,419,343	3.0
TELECOMMUNICATION SERVICES			39,331,230	0.8
TRANSPORTATION
42,882	*	Saia, Inc	10,055,829	0.2
		Other	59,112,200	1.3
			69,168,029	1.5
UTILITIES			128,265,647	2.7
	TOTAL COMMON STOCKS (Cost $2,876,052,780)		4,709,515,683	99.9
RIGHTS / WARRANTS
ENERGY			21,345	0.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			3,651	0.0
	TOTAL RIGHTS / WARRANTS (Cost $561)		24,996	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS
REPURCHASE AGREEMENT			3,730,000	0.1
Shares		Company	Value	% of net assets

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES

114,636,088	c	State Street Navigator Securities Lending Government Money Market Portfolio 0.020%	$114,636,088	2.4%
			114,636,088	2.4
	TOTAL SHORT-TERM INVESTMENTS (Cost $118,366,088)		118,366,088	2.5
	TOTAL PORTFOLIO (Cost $2,994,419,429)		4,827,906,767	102.4
	OTHER ASSETS & LIABILITIES, NET		(115,032,812)	(2.4)
	NET ASSETS		$4,712,873,955	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $205,815,174. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 04/30/21, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, is $4,910,869 or 0.1% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2021 Semiannual Report	33

Summary portfolio of investments (unaudited)

Emerging Markets Equity Index Fund   ■  April 30, 2021

Shares		Company	Value	% of net assets

COMMON STOCKS

ARGENTINA			$441,017	0.0%
BRAZIL
2,484,853		Itau Unibanco Holding S.A.	12,593,404	0.3
1,904,359		Vale S.A.	38,220,049	0.9
		Other	141,408,246	3.2
			192,221,699	4.4
CHILE			20,888,026	0.5
CHINA
977,665	*	Alibaba Group Holding Ltd (ADR)	225,791,732	5.2
139,289	*	Baidu, Inc (ADR)	29,296,655	0.7
42,849,953		Bank of China Ltd	17,000,632	0.4
50,247,641		China Construction Bank Corp	39,662,552	0.9
2,023,868		China Merchants Bank Co Ltd	16,256,540	0.4
31,901,777		Industrial & Commercial Bank of China Ltd
		(Hong Kong)	20,700,792	0.5
446,624	*	JD.com, Inc (ADR)	34,550,833	0.8
38,900		Kweichow Moutai Co Ltd	12,017,823	0.3
1,860,500	*,g	Meituan Dianping (Class B)	71,209,304	1.6
216,005		NetEase, Inc	24,205,520	0.5
795,550	*	New Oriental Education & Technology Group (ADR)	12,140,093	0.3
663,234	*	NIO, Inc (ADR)	26,423,243	0.6
203,159	*	Pinduoduo, Inc (ADR)	27,209,085	0.6
3,087,526		Ping An Insurance Group Co of China Ltd	33,661,023	0.8
2,968,804		Tencent Holdings Ltd	236,827,406	5.4
1,686,801	*,g	Wuxi Biologics Cayman, Inc	23,678,964	0.5
7,355,400	*,g	Xiaomi Corp	23,179,341	0.5
208,173		Yum China Holdings, Inc	13,098,245	0.3
		Other	694,951,475	16.0
			1,581,861,258	36.3
COLOMBIA			6,396,966	0.2
CZECH REPUBLIC			4,413,436	0.1
EGYPT			3,382,771	0.1
GREECE			4,622,515	0.1
HONG KONG			13,857,112	0.3
HUNGARY			8,644,717	0.2
INDIA
420,679		Hindustan Lever Ltd	13,342,905	0.3
880,817		Housing Development Finance Corp	28,684,045	0.7
2,637,347	*	ICICI Bank Ltd	21,363,748	0.5
1,774,161		Infosys Technologies Ltd	32,243,062	0.7
1,474,783		Reliance Industries Ltd	39,621,809	0.9
483,731		Tata Consultancy Services Ltd	19,795,986	0.5
		Other	241,670,118	5.5
			396,721,673	9.1
INDONESIA			50,016,950	1.2
Shares	Company	Value	% of net assets

KOREA, REPUBLIC OF
283,360	Hynix Semiconductor, Inc	$32,326,070	0.7%
77,610	Hyundai Motor Co	14,757,682	0.3
148,105	Kakao Corp	15,081,051	0.4
23,816	LG Chem Ltd	19,881,298	0.5
63,411	Naver Corp	20,419,734	0.5
39,502	POSCO	12,909,832	0.3
2,465,258	Samsung Electronics Co Ltd	179,681,510	4.1
428,275	Samsung Electronics Co Ltd (Preference)	28,118,119	0.6
28,748	Samsung SDI Co Ltd	16,779,635	0.4
	Other	230,555,418	5.3
		570,510,349	13.1
KUWAIT		21,858,518	0.5
LUXEMBOURG		1,564,014	0.0
MALAYSIA		58,549,693	1.3
MEXICO
17,738,041	America Movil S.A.B. de C.V.	12,390,447	0.3
	Other	61,721,951	1.4
		74,112,398	1.7
PAKISTAN		691,095	0.0
PERU		8,554,111	0.2
PHILIPPINES		27,138,858	0.6
POLAND		29,423,283	0.7
QATAR		29,144,115	0.7
ROMANIA		1,346,182	0.0
RUSSIA
2,851,696	Gazprom OAO (ADR)	17,291,940	0.4
225,744	LUKOIL PJSC (ADR)	17,436,466	0.4
1,380,561	Sberbank of Russian Federation (ADR)	21,734,484	0.5
	Other	71,208,208	1.6
		127,671,098	2.9
SAUDI ARABIA
637,197	Al Rajhi Bank	16,776,907	0.4
1,122,617 *	National Commercial Bank	17,002,999	0.4
478,477	Saudi Basic Industries Corp	15,769,188	0.4
	Other	71,871,858	1.6
		121,420,952	2.8
SINGAPORE		1,102,675	0.0
SOUTH AFRICA
223,694	Naspers Ltd (N Shares)	50,908,278	1.1
	Other	99,052,246	2.3
		149,960,524	3.4

34	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Emerging Markets Equity Index Fund   ■  April 30, 2021

Shares	Company	Value	% of net assets

TAIWAN
6,510,002	Hon Hai Precision Industry Co, Ltd	$26,762,919	0.6%
784,170	MediaTek, Inc	32,874,415	0.8
12,716,848	Taiwan Semiconductor Manufacturing Co Ltd	267,811,820	6.1
6,049,452	United Microelectronics Corp	12,065,688	0.3
Other	269,100,304	6.2
608,615,146	14.0
TANZANIA, UNITED REPUBLIC OF	4,095,787	0.1
THAILAND	77,137,741	1.8
TURKEY	11,926,478	0.3
UNITED ARAB EMIRATES	23,960,395	0.6
UNITED STATES
171,447	iShares MSCI South Korea Index Fund	15,526,240	0.3
1,948,340	e	Vanguard Emerging Markets ETF	103,223,053	2.4
Other	7,654,899	0.2
126,404,192	2.9
TOTAL COMMON STOCKS (Cost $2,904,054,673)	4,358,655,744	100.1
PREFERRED STOCKS
PHILIPPINES	639	0.0
TOTAL PREFERRED STOCKS (Cost $725)	639	0.0
RIGHTS / WARRANTS
THAILAND	7,690	0.0
TOTAL RIGHTS / WARRANTS (Cost $0)	7,690	0.0

Principal	Issuer

SHORT-TERM INVESTMENTS

REPURCHASE AGREEMENT	1,735,000	0.0
Shares		Company	Value	% of net assets

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
95,821,556	c	State Street Navigator Securities Lending Government Money Market Portfolio 0.020%	$95,821,556	2.2%
			95,821,556	2.2
	TOTAL SHORT-TERM INVESTMENTS (Cost $97,556,556)		97,556,556	2.2

	TOTAL PORTFOLIO (Cost $3,001,611,954)		4,456,220,629	102.3
	OTHER ASSETS & LIABILITIES, NET		(102,188,191)	(2.3)
	NET ASSETS		$4,354,032,438	100.0%

Abbreviation(s):

ADR American Depositary Receipt

ETF Exchange Traded Fund

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $139,370,482. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/21, the aggregate value of these securities, including those in “Other,” is $230,309,776 or 5.3% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Summary of market values by sector (unaudited)

Emerging Markets Equity Index Fund   ■  April 30, 2021

Sector	Value	% of net assets
INFORMATION TECHNOLOGY	$895,357,718	20.5%
FINANCIALS	881,226,537	20.2
CONSUMER DISCRETIONARY	737,808,426	16.9
COMMUNICATION SERVICES	497,057,323	11.4
MATERIALS	365,468,375	8.4
CONSUMER STAPLES	234,328,183	5.4
HEALTH CARE	198,683,043	4.6
ENERGY	194,807,726	4.5
INDUSTRIALS	187,443,408	4.3
REAL ESTATE	85,561,994	2.0
UTILITIES	80,921,340	1.9
SHORT-TERM INVESTMENTS	97,556,556	2.2
OTHER ASSETS & LIABILITIES, NET	(102,188,191)	(2.3)

NET ASSETS	$4,354,032,438	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2021 Semiannual Report	35

Summary portfolio of investments (unaudited)

International Equity Index Fund   ■  April 30, 2021

Shares	Company	Value	% of net assets

COMMON STOCKS

AUSTRALIA
2,785,760	BHP Billiton Ltd	$101,390,195	0.6%
1,996,923	BHP Group plc	60,136,900	0.4
1,677,940	Commonwealth Bank of Australia	114,866,028	0.7
430,857	CSL Ltd	90,003,620	0.6
3,113,782	National Australia Bank Ltd	63,720,978	0.4
1,060,531	Rio Tinto plc	88,827,066	0.5
3,416,248	Westpac Banking Corp	65,833,394	0.4
	Other	704,125,598	4.4
		1,288,903,779	8.0
AUSTRIA		29,513,407	0.2
BELGIUM		140,600,832	0.9
BRAZIL		8,574,305	0.1
CHILE		9,594,540	0.1
CHINA		30,151,899	0.2
DENMARK
1,628,541	Novo Nordisk AS	120,133,308	0.7
	Other	272,601,067	1.7
		392,734,375	2.4
FINLAND		194,254,080	1.2
FRANCE
448,627	Air Liquide	75,549,810	0.5
557,160 *	Airbus SE	67,003,864	0.4
1,058,088	BNP Paribas S.A.	67,842,163	0.4
238,533	L’Oreal S.A.	97,672,091	0.6
262,860	LVMH Moet Hennessy Louis Vuitton S.A.	198,025,615	1.2
1,071,884	Sanofi-Aventis	112,378,747	0.7
510,257	Schneider Electric S.A.	81,414,436	0.5
2,385,596	Total S.A.	105,437,989	0.7
	Other	960,344,993	6.0
		1,765,669,708	11.0
GERMANY
389,713	Allianz AG.	101,176,054	0.6
868,685	BASF SE	70,008,418	0.4
929,962	Bayer AG.	60,176,271	0.4
810,951	Daimler AG. (Registered)	72,173,602	0.4
3,176,565	Deutsche Telekom AG.	61,133,105	0.4
987,866	SAP AG.	138,321,633	0.9
723,291	Siemens AG.	120,670,166	0.7
	Other	860,989,318	5.4
		1,484,648,567	9.2
HONG KONG
11,451,347	AIA Group Ltd	145,347,033	0.9
1,140,964	Hong Kong Exchanges and Clearing Ltd	68,812,708	0.4
	Other	235,361,040	1.5
		449,520,781	2.8
IRELAND		110,743,864	0.7
ISRAEL		92,106,638	0.6
Shares	Company	Value	% of net assets

ITALY
7,693,618	Enel S.p.A.	$76,392,449	0.5%
	Other	251,136,867	1.5
		327,529,316	2.0
JAPAN
172,686	Keyence Corp	82,898,380	0.5
11,567,388	Mitsubishi UFJ Financial Group, Inc	61,539,617	0.4
105,913	Nintendo Co Ltd	60,757,288	0.4
1,483,825	Softbank Group Corp	133,708,372	0.8
1,193,432	Sony Corp	119,318,020	0.8
141,353	Tokyo Electron Ltd	64,200,789	0.4
2,007,710 *	Toyota Motor Corp	150,225,237	0.9
	Other	3,101,291,349	19.3
		3,773,939,052	23.5
JORDAN		5,568,915	0.0
LUXEMBOURG		35,036,164	0.2
MACAU		34,236,342	0.2
MEXICO		1,923,252	0.0
NETHERLANDS
403,023	ASML Holding NV	261,618,946	1.6
3,879,049	Royal Dutch Shell plc (A Shares)	72,989,204	0.5
3,505,815	Royal Dutch Shell plc (B Shares)	62,731,844	0.4
	Other	414,933,464	2.6
		812,273,458	5.1
NEW ZEALAND		54,399,217	0.3
NORWAY		87,202,826	0.5
PORTUGAL		24,261,253	0.2
RUSSIA		4,221,764	0.0
SAUDI ARABIA		19,562,619	0.1
SINGAPORE		167,387,825	1.0
SOUTH AFRICA		49,252,757	0.3
SPAIN
16,504,270	Banco Santander S.A. (AQXE)	63,666,071	0.4
5,809,352	Iberdrola S.A.	78,507,277	0.5
	Other	254,406,753	1.6
		396,580,101	2.5
SWEDEN		541,174,859	3.4
SWITZERLAND
2,725,189	Nestle S.A.	325,198,688	2.0
2,099,371	Novartis AG.	179,152,643	1.1
664,446	Roche Holding AG.	216,712,775	1.4
	Other	770,708,739	4.8
		1,491,772,845	9.3
UNITED ARAB EMIRATES		1,681	0.0

36	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

International Equity Index Fund  ■  April 30, 2021

Shares	Company	Value	% of net assets

UNITED KINGDOM
1,241,612	AstraZeneca plc	$132,161,989	0.8%
19,184,233	BP plc	80,311,818	0.5
2,170,183	British American Tobacco plc	80,521,046	0.5
2,212,025	Diageo plc	99,300,819	0.6
4,742,078	GlaxoSmithKline plc	87,632,385	0.6
19,282,667	HSBC Holdings plc	120,395,401	0.8
674,123	Reckitt Benckiser Group plc	60,022,296	0.4
2,487,046	Unilever plc	145,683,903	0.9
	Other	1,100,258,111	6.8
		1,906,287,768	11.9
UNITED STATES		93,549,798	0.6
	TOTAL COMMON STOCKS (Cost $11,866,037,509)	15,823,178,587	98.5

RIGHTS / WARRANTS

SWITZERLAND		36,883	0.0
	TOTAL RIGHTS / WARRANTS (Cost $0)	36,883	0.0

Principal	Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT		44,923,765	0.3
REPURCHASE AGREEMENT		4,445,000	0.0
TREASURY DEBT		73,951,899	0.5
Shares		Company	Value	% of net assets

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
93,575,022	c	State Street Navigator Securities Lending Government Money Market Portfolio 0.020%	$93,575,022	0.6%
			93,575,022	0.6
		TOTAL SHORT-TERM INVESTMENTS (Cost $216,895,272)	216,895,686	1.4
		TOTAL PORTFOLIO (Cost $12,082,932,781)	16,040,111,156	99.9
		OTHER ASSETS & LIABILITIES, NET	17,466,437	0.1
		NET ASSETS	$16,057,577,593	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 04/30/21, the aggregate value of securities on loan is $193,540,932. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

At 04/30/21, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, is $300,649,090 or 1.9% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of April 30, 2021 were as follows:

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
MSCI EAFE Index	1,057		06/18/21	$119,346,583	$119,298,305	$(48,278)

Summary of market values by sector (unaudited)

International Equity Index Fund   ■  April 30, 2021

Sector	Value	% of net assets
FINANCIALS	$2,738,970,475	17.0%
INDUSTRIALS	2,421,466,423	15.1
CONSUMER DISCRETIONARY	2,007,928,501	12.5
HEALTH CARE	1,890,289,377	11.8
CONSUMER STAPLES	1,632,305,558	10.2
INFORMATION TECHNOLOGY	1,464,425,960	9.1
MATERIALS	1,275,900,880	7.9
COMMUNICATION SERVICES	831,730,937	5.2
UTILITIES	570,391,740	3.6
ENERGY	502,241,966	3.1
REAL ESTATE	487,563,653	3.0
SHORT-TERM INVESTMENTS	216,895,686	1.4
OTHER ASSETS & LIABILITIES, NET	17,466,437	0.1
NET ASSETS	$16,057,577,593	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2021 Semiannual Report	37

Statements of assets and liabilities (unaudited)

TIAA-CREF Funds  ■  April 30, 2021

	Equity Index Fund	Large-Cap Growth Index Fund	Large-Cap Value Index Fund	S&P 500 Index Fund	Small-Cap Blend Index Fund	Emerging Markets Equity Index Fund	International Equity Index Fund
ASSETS
Portfolio investments, at value*†	$33,048,585,649	$13,474,916,145	$8,787,968,775	$7,742,803,138	$4,827,906,767	$4,456,220,629	$16,040,111,156
Cash	—	—	93,967	—	—	3,829	1,092,694
Cash – foreign^	—	—	—	—	—	1,471,291	9,616,671
Receivable from securities transactions	—	42,860,957	10,924,026	—	—	817,181	9,369,545
Receivable for delayed delivery securities	—	—	—	—	—	—	11,839,771
Receivable from Fund shares sold	22,127,378	3,964,681	5,885,198	3,935,023	2,462,897	9,252,968	19,470,201
Dividends and interest receivable	20,711,135	4,801,406	8,431,185	5,448,658	943,915	4,091,365	85,062,189
Due from affiliates	739,519	102,887	13,599	11,909	7,355	412,701	262,464
Receivable for variation margin on open futures contracts	528,858	—	—	—	—	—	—
Other	1,246,490	398,932	413,716	372,437	225,381	146,217	817,892
Total assets	33,093,939,029	13,527,045,008	8,813,730,466	7,752,571,165	4,831,546,315	4,472,416,181	16,177,642,583
LIABILITIES
Management fees payable	1,067,158	439,616	282,320	251,787	153,227	497,993	528,812
Service agreement fees payable	164,877	220,841	242,188	430,005	244,777	115,482	332,388
Distribution fees payable	289,369	—	—	—	—	8,720	30,506
Overdraft payable	5,412,410	2,308,739	—	287,172	24,891	—	—
Payable for collateral for securities loaned	86,481,538	6,298,331	8,525,252	1,244,796	114,636,088	95,821,556	93,575,022
Payable for securities transactions	—	847,488	5,014,075	—	2,447,725	6,414,474	8,763,582
Payable for Fund shares redeemed	208,246,257	39,490,140	16,041,332	3,212,479	859,866	4,304,229	15,509,624
Payable for variation margin on futures contracts	—	—	—	52,954	—	—	74,894
Payable for trustee compensation	1,204,253	383,313	402,998	362,493	220,021	140,686	795,672
Accrued expenses and other payables	372,067	251,753	142,914	101,368	85,765	11,080,603	454,490
Total liabilities	303,237,929	50,240,221	30,651,079	5,943,054	118,672,360	118,383,743	120,064,990
NET ASSETS	$32,790,701,100	$13,476,804,787	$8,783,079,387	$7,746,628,111	$4,712,873,955	$4,354,032,438	$16,057,577,593
NET ASSETS CONSIST OF:
Paid-in-capital	$15,217,975,334	$6,508,686,619	$6,188,775,217	$3,249,243,277	$2,897,110,810	$3,223,216,272	$12,535,563,183
Total distributable earnings (loss)	17,572,725,766	6,968,118,168	2,594,304,170	4,497,384,834	1,815,763,145	1,130,816,166	3,522,014,410
NET ASSETS	$32,790,701,100	$13,476,804,787	$8,783,079,387	$7,746,628,111	$4,712,873,955	$4,354,032,438	$16,057,577,593
INSTITUTIONAL CLASS:
Net assets	$11,221,151,993	$9,267,481,958	$7,524,441,585	$5,628,444,123	$3,546,453,322	$1,040,187,681	$8,769,711,019
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	361,057,865	174,248,625	318,784,041	122,101,124	126,584,864	74,863,693	388,547,168
Net asset value per share	$31.08	$53.19	$23.60	$46.10	$28.02	$13.89	$22.57
ADVISOR CLASS:
Net assets	$14,487,696	$71,430,104	$42,272,154	$124,001,945	$13,151,327	$6,639,949	$149,824,908
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	465,925	1,344,853	1,794,383	2,694,458	470,084	476,378	6,647,234
Net asset value per share	$31.09	$53.11	$23.56	$46.02	$27.98	$13.94	$22.54
PREMIER CLASS:
Net assets	$67,361,829	$—	$—	$—	$—	$29,895,108	$246,125,926
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,172,647	—	—	—	—	2,157,020	10,931,169
Net asset value per share	$31.00	$—	$—	$—	$—	$13.86	$22.52
RETIREMENT CLASS:
Net assets	$803,216,426	$1,009,427,830	$1,177,222,313	$1,970,502,659	$1,153,269,306	$559,872,135	$1,416,173,536
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	25,461,501	18,845,451	48,966,087	43,060,880	41,003,399	40,493,360	61,310,220
Net asset value per share	$31.55	$53.56	$24.04	$45.76	$28.13	$13.83	$23.10
RETAIL CLASS:
Net assets	$1,388,549,722	$—	$—	$—	$—	$24,646,608	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	43,868,476	—	—	—	—	1,779,925	—
Net asset value per share	$31.65	$—	$—	$—	$—	$13.85	$—
CLASS W:
Net assets	$19,295,933,434	$3,128,464,895	$39,143,335	$23,679,384	$—	$2,692,790,957	$5,475,742,204
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	620,705,196	58,786,265	1,658,235	513,636	—	193,526,183	242,522,508
Net asset value per share	$31.09	$53.22	$23.61	$46.10	$—	$13.91	$22.58
* Includes securities loaned of	$151,106,293	$18,702,007	$14,265,771	$1,209,752	$205,815,174	$139,370,482	$193,540,932
† Portfolio investments, cost	$15,322,644,153	$6,517,131,709	$5,874,751,858	$3,207,244,656	$2,994,419,429	$3,001,611,954	$12,082,932,781
^ Foreign cash, cost	$—	$—	$—	$—	$—	$1,478,422	$9,701,654

38	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2021 Semiannual Report	39

Statements of operations (unaudited)

TIAA-CREF Funds  ■  For the period ended April 30, 2021

	Equity Index Fund	Large-Cap Growth Index Fund	Large-Cap Value Index Fund	S&P 500 Index Fund	Small-Cap Blend Index Fund	Emerging Markets Equity Index Fund	International Equity Index Fund
INVESTMENT INCOME
Dividends*	$207,155,580	$51,502,662	$76,877,609	$52,675,893	$17,451,151	$29,675,645	$205,907,746
Income from securities lending, net	1,119,907	94,792	361,941	28,202	1,489,474	279,985	847,501
Interest	16,701	5,640	1,042	5,867	2,940	887	5,515
Total income	208,292,188	51,603,094	77,240,592	52,709,962	18,943,565	29,956,517	206,760,762
EXPENSES
Management fees	6,106,758	2,490,520	1,559,209	1,419,894	850,541	2,906,186	3,139,006
Shareholder servicing – Institutional Class	9,554	10,956	7,393	2,852	4,417	1,155	11,083
Shareholder servicing – Advisor Class	7,473	43,030	16,040	76,703	42,994	3,088	78,729
Shareholder servicing – Premier Class	48	—	—	—	—	31	106
Shareholder servicing – Retirement Class	907,940	1,199,317	1,252,637	2,250,925	1,321,679	652,103	1,697,135
Shareholder servicing – Retail Class	159,285	—	—	—	—	13,579	—
Shareholder servicing – Class W	4,675	1,087	90	87	—	1,057	1,653
Distribution fees – Premier Class	46,850	—	—	—	—	22,178	178,372
Distribution fees – Retail Class	1,574,379	—	—	—	—	26,088	—
Administrative service fees	252,488	112,346	81,249	79,178	52,036	72,096	146,346
Trustee fees and expenses	155,623	61,942	39,816	36,308	21,592	21,119	80,530
Custody and accounting fees	100,429	92,570	27,064	27,412	23,692	670,326	382,064
Other expenses	367,101	287,843	198,882	145,403	137,480	121,546	282,249
Total expenses	9,692,603	4,299,611	3,182,380	4,038,762	2,454,431	4,510,552	5,997,273
Less: Expenses reimbursed by the investment adviser	(3,967,753)	(677,777)	(8,632)	(5,258)	(34,075)	(2,305,765)	(1,284,820)
Net expenses	5,724,850	3,621,834	3,173,748	4,033,504	2,420,356	2,204,787	4,712,453
Net investment income (loss)	202,567,338	47,981,260	74,066,844	48,676,458	16,523,209	27,751,730	202,048,309
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments‡	56,874,084	14,489,205	7,043,730	32,787,716	28,158,473	(19,255,229)	(40,329,531)
Futures contracts	18,017,701	—	—	7,973,271	(47)	—	39,720,054
Foreign currency transactions	—	—	—	—	—	(753,549)	1,186,206
In-kind redemptions	743,310,680	—	—	—	—	—	370,919,506
Net realized gain (loss) on total investments	818,202,465	14,489,205	7,043,730	40,760,987	28,158,426	(20,008,778)	371,496,235
Change in unrealized appreciation (depreciation) on:
Portfolio investments**	7,029,512,503	2,503,745,048	2,253,485,294	1,662,730,597	1,461,622,222	764,221,450	3,190,388,333
Futures contracts	4,426,743	—	—	415,789	—	—	4,821,115
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—	—	—	—	—	36,690	(442,150)
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	7,033,939,246	2,503,745,048	2,253,485,294	1,663,146,386	1,461,622,222	764,258,140	3,194,767,298
Net realized and unrealized gain (loss) on total investments	7,852,141,711	2,518,234,253	2,260,529,024	1,703,907,373	1,489,780,648	744,249,362	3,566,263,533
Net increase (decrease) in net assets from operations	$8,054,709,049	$2,566,215,513	$2,334,595,868	$1,752,583,831	$1,506,303,857	$772,001,092	$3,768,311,842
* Net of foreign withholding taxes of	$25,579	$—	$3,327	$—	$40,688	$3,966,870	$17,666,990
‡ Includes net realized gain (loss) from securities sold to affiliates of	$84,397	$1,081,167	$(801,429)	$4,491,201	$(146,180)	$(199,575)	$(13,302,737)
** Includes net change in unrealized foreign capital gains taxes of	$—	$—	$—	$—	$—	$7,853,116	$—

40	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2021 Semiannual Report	41

Statements of changes in net assets

TIAA-CREF Funds  ■  For the period or year ended

		Equity Index Fund		Large-Cap Growth Index Fund		Large-Cap Value Index Fund		S&P 500 Index Fund		Small-Cap Blend Index Fund		Emerging Markets Equity Index Fund
		April 30, 2021	October 31, 2020	April 30, 2021	October 31, 2020	April 30, 2021	October 31, 2020	April 30, 2021	October 31, 2020	April 30, 2021	October 31, 2020	April 30, 2021	October 31, 2020
		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$202,567,338	$413,771,581	$47,981,260	$80,701,773	$74,066,844	$165,012,226	$48,676,458	$101,293,790	$16,523,209	$32,861,429	$27,751,730	$67,412,204
Net realized gain (loss) on total investments		818,202,465	(213,830,290)	14,489,205	459,246,509	7,043,730	(140,178,303)	40,760,987	(41,076,547)	28,158,426	73,316,462	(20,008,778)	(81,098,298)
Net change in unrealized appreciation (depreciation) on total investments		7,033,939,246	2,380,858,333	2,503,745,048	1,504,438,346	2,253,485,294	(503,895,217)	1,663,146,386	474,267,747	1,461,622,222	(111,474,968)	764,258,140	293,902,831
Net increase (decrease) in net assets from operations		8,054,709,049	2,580,799,624	2,566,215,513	2,044,386,628	2,334,595,868	(479,061,294)	1,752,583,831	534,484,990	1,506,303,857	(5,297,077)	772,001,092	280,216,737
DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(158,023,347)	(188,672,283)	(164,805,321)	(171,117,083)	(147,209,704)	(416,083,828)	(78,758,573)	(91,617,002)	(79,088,443)	(121,261,570)	(21,408,760)	(23,694,217)
	Advisor Class	(147,386)	(954,062)	(1,310,526)	(1,221,913)	(288,876)	(2,208,511)	(1,669,528)	(1,944,516)	(283,310)	(419,691)	(48,204)	(332,300)
	Premier Class	(770,802)	(1,243,642)	—	—	—	—	—	—	—	—	(541,547)	(764,353)
	Retirement Class	(8,514,237)	(12,122,608)	(16,232,510)	(15,539,759)	(18,932,616)	(58,587,438)	(23,413,255)	(28,317,601)	(24,143,020)	(39,812,298)	(9,215,401)	(9,140,752)
	Retail Class	(14,418,739)	(18,246,452)	—	—	—	—	—	—	—	—	(317,009)	(368,304)
	Class W	(250,943,860)	(249,759,049)	(49,891,625)	(532,201)	(776,527)	(1,962,348)	(333,650)	(392,802)	—	—	(53,173,723)	(45,714,504)
Total distributions		(432,818,371)	(470,998,096)	(232,239,982)	(188,410,956)	(167,207,723)	(478,842,125)	(104,175,006)	(122,271,921)	(103,514,773)	(161,493,559)	(84,704,644)	(80,014,430)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	451,316,088	1,869,864,766	868,079,352	1,766,639,482	682,082,683.00	1,585,018,314	405,171,262	722,236,542	373,310,585	386,395,309	67,280,580	264,735,647
	Advisor Class	3,668,719	4,182,181	13,590,115	44,562,327	30,611,897	15,854,567	15,666,237	57,894,307	2,025,951	4,634,341	4,571,980	2,835,380
	Premier Class	3,885,316	9,182,263	—	—	—	—	—	—	—	—	9,814,036	12,090,118
	Retirement Class	36,380,484	42,119,059	53,424,305	133,335,426	100,518,402	112,756,176	130,399,459	291,028,196	42,700,593	81,262,992	45,048,066	85,511,682
	Retail Class	43,933,878	73,037,504	—	—	—	—	—	—	—	—	9,965,456	6,804,939
	Class W	1,358,977,846	3,788,862,814	1,445,799,650	1,407,427,456	3,573,546	10,225,516	2,168,544	4,170,772	—	—	312,243,806	741,305,512
Reinvestments of distributions:	Institutional Class	157,404,139	187,944,328	134,210,760	143,396,014	121,869,085	352,666,600	76,296,247	90,094,298	77,489,433	118,809,583	21,212,715	23,609,222
	Advisor Class	143,897	949,716	1,306,342	1,218,032	286,145	2,199,560	1,666,946	1,941,297	279,613	413,424	45,300	328,518
	Premier Class	755,033	1,236,277	—	—	—	—	—	—	—	—	538,664	764,353
	Retirement Class	8,505,320	12,111,151	16,208,061	15,517,976	18,914,001	58,535,117	23,413,255	28,317,602	24,143,020	39,812,298	9,215,401	9,140,751
	Retail Class	13,709,838	17,337,990	—	—	—	—	—	—	—	—	303,631	355,270
	Class W	250,943,860	249,759,049	49,891,625	532,200	776,527	1,962,348	333,650	392,802	—	—	53,173,723	45,714,504
Redemptions:	Institutional Class	(1,669,477,053)	(2,361,151,638)	(936,061,838)	(2,930,060,988)	(738,621,023)	(1,506,247,463)	(478,416,139)	(723,659,925)	(258,478,717)	(382,328,259)	(149,050,971)	(228,335,800)
	Advisor Class	(1,773,387)	(44,876,512)	(21,063,228)	(48,429,142)	(3,465,628)	(33,181,121)	(24,105,356)	(51,490,501)	(1,940,472)	(3,716,370)	(765,319)	(10,925,564)
	Premier Class	(10,957,755)	(20,137,058)	—	—	—	—	—	—	—	—	(10,527,721)	(15,069,736)
	Retirement Class	(34,959,239)	(150,328,488)	(102,647,865)	(160,976,505)	(42,800,709)	(98,365,132)	(111,026,579)	(280,912,558)	(58,428,067)	(76,851,519)	(8,074,095)	(12,931,319)
	Retail Class	(53,776,755)	(123,671,851)	—	—	—	—	—	—	—	—	(3,789,442)	(6,926,906)
	Class W	(1,644,861,269)	(1,816,710,563)	(192,942,861)	(8,558,721)	(5,108,245)	(6,618,586)	(3,031,395)	(4,268,089)	—	—	(219,198,693)	(196,981,732)
Net increase (decrease) from shareholder transactions		(1,086,181,040)	1,739,710,988	1,329,794,418	364,603,557	168,636,681	494,805,896	38,536,131	135,744,743	201,101,939	168,431,799	142,007,117	722,024,839
Net increase (decrease) in net assets		6,535,709,638	3,849,512,516	3,663,769,949	2,220,579,229	2,336,024,826	(463,097,523)	1,686,944,956	547,957,812	1,603,891,023	1,641,163	829,303,565	922,227,146
NET ASSETS
Beginning of period		26,254,991,462	22,405,478,946	9,813,034,838	7,592,455,609	6,447,054,561	6,910,152,084	6,059,683,155	5,511,725,343	3,108,982,932	3,107,341,769	3,524,728,873	2,602,501,727
End of period		$32,790,701,100	$26,254,991,462	$13,476,804,787	$9,813,034,838	$8,783,079,387	$6,447,054,561	$7,746,628,111	$6,059,683,155	$4,712,873,955	$3,108,982,932	$4,354,032,438	$3,524,728,873
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	16,027,785	87,045,156	17,644,499	46,486,714	31,908,429	92,634,227	9,668,437	21,444,059	14,518,456	21,385,912	4,910,190	24,554,564
	Advisor Class	133,048	206,406	275,778	1,336,144	1,422,261	873,308	372,000	1,750,644	78,436	256,789	320,733	271,335
	Premier Class	137,659	411,409	—	—	—	—	—	—	—	—	724,791	1,117,836
	Retirement Class	1,250,969	1,818,715	1,072,487	3,501,790	4,479,981	5,934,561	3,170,847	8,765,222	1,620,725	4,308,922	3,306,801	7,884,920
	Retail Class	1,512,369	3,204,767	—	—	—	—	—	—	—	—	722,150	638,840
	Class W	47,550,067	169,783,033	30,511,881	30,647,699	168,393	584,260	51,407	122,610	—	—	22,888,284	70,177,431
Shares reinvested:	Institutional Class	5,819,007	8,268,558	2,826,680	4,069,127	6,060,124	17,775,534	1,898,861	2,618,259	3,290,422	5,835,441	1,639,313	2,171,961
	Advisor Class	5,316	41,764	27,537	34,594	14,250	111,033	41,528	56,466	11,883	20,316	3,487	30,167
	Premier Class	27,964	54,486	—	—	—	—	—	—	—	—	41,692	70,447
	Retirement Class	309,510	524,292	338,656	436,757	922,634	2,893,481	586,357	827,758	1,019,984	1,944,909	714,926	844,022
	Retail Class	497,274	747,977	—	—	—	—	—	—	—	—	23,519	32,744
	Class W	9,277,037	10,988,079	1,050,350	15,102	38,614	98,909	8,304	11,415	—	—	4,106,079	4,205,566
Shares redeemed:	Institutional Class	(58,138,600)	(102,924,430)	(18,893,520)	(75,248,474)	(34,401,790)	(85,965,863)	(11,237,052)	(21,497,157)	(9,919,825)	(21,331,318)	(10,886,904)	(22,127,492)
	Advisor Class	(63,470)	(2,095,231)	(419,801)	(1,331,354)	(156,728)	(1,984,879)	(573,917)	(1,576,294)	(74,720)	(213,217)	(58,068)	(1,185,785)
	Premier Class	(399,443)	(901,560)	—	—	—	—	—	—	—	—	(782,746)	(1,444,478)
	Retirement Class	(1,205,423)	(6,547,804)	(2,052,421)	(4,205,309)	(2,010,997)	(5,290,118)	(2,580,402)	(8,369,709)	(2,222,760)	(4,211,125)	(590,377)	(1,237,384)
	Retail Class	(1,857,760)	(5,559,038)	—	—	—	—	—	—	—	—	(279,397)	(650,627)
	Class W	(56,678,084)	(78,474,699)	(3,837,044)	(219,391)	(239,063)	(370,219)	(71,683)	(124,518)	—	—	(16,206,545)	(18,083,233)
Net increase (decrease) from shareholder transactions		(35,794,775)	86,591,880	28,545,082	5,523,399	8,206,108	27,294,234	1,334,687	4,028,755	8,322,601	7,996,629	10,597,928	67,270,834

42	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2021 Semiannual Report	43

Statements of changes in net assets	concluded

TIAA-CREF Funds ■ For the period or year ended

		International Equity Index Fund
		April 30, 2021	October 31, 2020
		(unaudited )
OPERATIONS
Net investment income (loss)		$202,048,309	$326,178,016
Net realized gain (loss) on total investments		371,496,235	(190,634,176)
Net change in unrealized appreciation (depreciation) on total investments		3,194,767,298	(975,808,381)
Net increase (decrease) in net assets from operations		3,768,311,842	(840,264,541)
DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(179,887,061)	(245,800,056)
	Advisor Class	(2,504,669)	(3,679,322)
	Premier Class	(4,375,400)	(7,532,223)
	Retirement Class	(22,985,372)	(32,985,275)
	Retail Class	—	—
	Class W	(99,167,970)	(116,525,339)
Total distributions		(308,920,472)	(406,522,215)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	499,821,935	1,531,729,367
	Advisor Class	15,872,027	41,912,638
	Premier Class	18,103,806	41,293,116
	Retirement Class	43,324,494	182,257,495
	Retail Class	—	—
	Class W	459,567,913	1,292,839,800
Reinvestments of distributions:	Institutional Class	174,854,263	237,980,362
	Advisor Class	2,501,794	3,675,587
	Premier Class	4,375,400	7,532,223
	Retirement Class	22,985,372	32,985,275
	Retail Class	—	—
	Class W	99,167,970	116,525,340
Redemptions:	Institutional Class	(1,549,969,202)	(1,176,795,599)
	Advisor Class	(10,120,683)	(40,072,197)
	Premier Class	(29,663,824)	(65,382,558)
	Retirement Class	(88,759,158)	(130,901,190)
	Retail Class	—	—
	Class W	(481,745,672)	(400,572,288)
Net increase (decrease) from shareholder transactions		(819,683,565)	1,675,007,371
Net increase (decrease) in net assets		2,639,707,805	428,220,615
NET ASSETS
Beginning of period		13,417,869,788	12,989,649,173
End of period		$16,057,577,593	$13,417,869,788
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	23,632,622	85,506,993
	Advisor Class	742,541	2,352,677
	Premier Class	869,787	2,200,148
	Retirement Class	1,993,254	9,477,950
	Retail Class	—	—
	Class W	21,244,071	72,141,696
Shares reinvested:	Institutional Class	8,471,621	12,185,374
	Advisor Class	121,328	188,395
	Premier Class	212,398	386,268
	Retirement Class	1,087,293	1,649,264
	Retail Class	—	—
	Class W	4,804,649	5,966,479
Shares redeemed:	Institutional Class	(71,680,241)	(66,182,507)
	Advisor Class	(471,887)	(2,277,490)
	Premier Class	(1,414,813)	(3,541,386)
	Retirement Class	(4,007,828)	(7,101,612)
	Retail Class	—	—
	Class W	(22,592,219)	(21,674,365)
Net increase (decrease) from shareholder transactions		(36,987,424)	91,277,884

44	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

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TIAA-CREF Funds: Equity Index Funds ■ 2021 Semiannual Report	45

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period
EQUITY INDEX FUND
Institutional Class:	4/30/21	#	$24.07	$0.19		$ 7.22	$ 7.41	$(0.40)	$ —	$(0.40)	$31.08
	10/31/20		22.31	0.39		1.84	2.23	(0.42)	(0.05)	(0.47)	24.07
	10/31/19		20.12	0.43		2.20	2.63	(0.37)	(0.07)	(0.44)	22.31
	10/31/18		19.31	0.38		0.86	1.24	(0.33)	(0.10)	(0.43)	20.12
	10/31/17		15.95	0.35		3.42	3.77	(0.33)	(0.08)	(0.41)	19.31
	10/31/16		15.82	0.33		0.30	0.63	(0.31)	(0.19)	(0.50)	15.95
Advisor Class:	4/30/21	#	24.05	0.17		7.22	7.39	(0.35)	—	(0.35)	31.09
	10/31/20		22.29	0.40		1.80	2.20	(0.39)	(0.05)	(0.44)	24.05
	10/31/19		20.12	0.40		2.19	2.59	(0.35)	(0.07)	(0.42)	22.29
	10/31/18		19.30	0.33		0.90	1.23	(0.31)	(0.10)	(0.41)	20.12
	10/31/17		15.96	0.31		3.44	3.75	(0.33)	(0.08)	(0.41)	19.30
	10/31/16	‡	15.96	0.25		0.25	0.50	(0.31)	(0.19)	(0.50)	15.96
Premier Class:	4/30/21	#	23.99	0.16		7.21	7.37	(0.36)	—	(0.36)	31.00
	10/31/20		22.24	0.35		1.83	2.18	(0.38)	(0.05)	(0.43)	23.99
	10/31/19		20.05	0.40		2.19	2.59	(0.33)	(0.07)	(0.40)	22.24
	10/31/18		19.25	0.34		0.87	1.21	(0.31)	(0.10)	(0.41)	20.05
	10/31/17		15.91	0.32		3.41	3.73	(0.31)	(0.08)	(0.39)	19.25
	10/31/16		15.77	0.32		0.29	0.61	(0.28)	(0.19)	(0.47)	15.91
Retirement Class:	4/30/21	#	24.40	0.15		7.34	7.49	(0.34)	—	(0.34)	31.55
	10/31/20		22.62	0.34		1.85	2.19	(0.36)	(0.05)	(0.41)	24.40
	10/31/19		20.39	0.38		2.24	2.62	(0.32)	(0.07)	(0.39)	22.62
	10/31/18		19.56	0.32		0.90	1.22	(0.29)	(0.10)	(0.39)	20.39
	10/31/17		16.16	0.31		3.46	3.77	(0.29)	(0.08)	(0.37)	19.56
	10/31/16		16.02	0.29		0.31	0.60	(0.27)	(0.19)	(0.46)	16.16
Retail Class:	4/30/21	#	24.48	0.15		7.35	7.50	(0.33)	—	(0.33)	31.65
	10/31/20		22.69	0.33		1.86	2.19	(0.35)	(0.05)	(0.40)	24.48
	10/31/19		20.45	0.38		2.24	2.62	(0.31)	(0.07)	(0.38)	22.69
	10/31/18		19.62	0.32		0.89	1.21	(0.28)	(0.10)	(0.38)	20.45
	10/31/17		16.21	0.30		3.47	3.77	(0.28)	(0.08)	(0.36)	19.62
	10/31/16		16.06	0.29		0.32	0.61	(0.27)	(0.19)	(0.46)	16.21
Class W:	4/30/21	#	24.08	0.19		7.23	7.42	(0.41)	—	(0.41)	31.09
	10/31/20		22.32	0.39		1.85	2.24	(0.43)	(0.05)	(0.48)	24.08
	10/31/19		20.13	0.44		2.19	2.63	(0.37)	(0.07)	(0.44)	22.32
	10/31/18	†	21.72	0.01		(1.60)	(1.59)	—	—	—	20.13
LARGE-CAP GROWTH INDEX FUND
Institutional Class:	4/30/21	#	43.65	0.19		10.29	10.48	(0.35)	(0.59)	(0.94)	53.19
	10/31/20		34.63	0.39		9.50	9.89	(0.40)	(0.47)	(0.87)	43.65
	10/31/19		30.73	0.41		4.59	5.00	(0.39)	(0.71)	(1.10)	34.63
	10/31/18		28.30	0.39		2.59	2.98	(0.35)	(0.20)	(0.55)	30.73
	10/31/17		22.13	0.36		6.11	6.47	(0.30)	—	(0.30)	28.30
	10/31/16		22.25	0.35		0.13	0.48	(0.32)	(0.28)	(0.60)	22.13
Advisor Class:	4/30/21	#	43.57	0.16		10.26	10.42	(0.29)	(0.59)	(0.88)	53.11
	10/31/20		34.57	0.33		9.50	9.83	(0.36)	(0.47)	(0.83)	43.57
	10/31/19		30.68	0.37		4.59	4.96	(0.36)	(0.71)	(1.07)	34.57
	10/31/18		28.27	0.35		2.58	2.93	(0.32)	(0.20)	(0.52)	30.68
	10/31/17		22.12	0.31		6.13	6.44	(0.29)	—	(0.29)	28.27
	10/31/16	‡	22.50	0.24		(0.02)	0.22	(0.32)	(0.28)	(0.60)	22.12
Retirement Class:	4/30/21	#	43.91	0.13		10.35	10.48	(0.24)	(0.59)	(0.83)	53.56
	10/31/20		34.83	0.29		9.57	9.86	(0.31)	(0.47)	(0.78)	43.91
	10/31/19		30.89	0.33		4.63	4.96	(0.31)	(0.71)	(1.02)	34.83
	10/31/18		28.46	0.32		2.60	2.92	(0.29)	(0.20)	(0.49)	30.89
	10/31/17		22.26	0.30		6.15	6.45	(0.25)	—	(0.25)	28.46
	10/31/16		22.38	0.30		0.12	0.42	(0.26)	(0.28)	(0.54)	22.26
Class W:	4/30/21	#	43.67	0.20		10.29	10.49	(0.35)	(0.59)	(0.94)	53.22
	10/31/20		34.63	0.28		9.63	9.91	(0.40)	(0.47)	(0.87)	43.67
	10/31/19	†	33.68	0.02		0.93	0.95	—	—	—	34.63

46	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

					Ratios and supplemental data

	For the
	period				Net assets at		Ratios to average net assets						Portfolio
	or year				end of period		Gross		Net		Net investment		turnover
	ended		Total return		(in thousands	)	expenses		expenses		income (loss	)	rate
EQUITY INDEX FUND
Institutional Class:	4/30/21	#	31.03%[b]		$ 11,221,152		0.05%[c]		0.05%[c]		1.33%[c]		2%[b,f]
	10/31/20		10.10		9,563,188		0.05		0.05		1.69		12	[f]
	10/31/19		13.47		9,034,344		0.05		0.05		2.08		4
	10/31/18		6.52		8,106,985		0.05		0.05		1.87		5	[f]
	10/31/17		24.00		14,021,233		0.05		0.05		1.96		11
	10/31/16		4.24		10,010,647		0.05		0.05		2.11		9
Advisor Class:	4/30/21	#	30.98	[b]	14,488		0.16	[c]	0.16	[c]	1.18	[c]	2	[b,f]
	10/31/20		9.97		9,404		0.17		0.17		1.71		12	[f]
	10/31/19		13.26		49,888		0.19		0.19		1.93		4
	10/31/18		6.44		35,041		0.19		0.19		1.61		5	[f]
	10/31/17		23.85		8,389		0.15		0.15		1.76		11
	10/31/16	‡	3.38	[b]	123		0.07	[c]	0.07	[c]	1.77	[c]	9
Premier Class:	4/30/21	#	30.97	[b]	67,362		0.20	[c]	0.20	[c]	1.17	[c]	2	[b,f]
	10/31/20		9.92		57,737		0.20		0.20		1.55		12	[f]
	10/31/19		13.28		63,211		0.20		0.20		1.92		4
	10/31/18		6.36		86,396		0.20		0.20		1.68		5	[f]
	10/31/17		23.78		111,915		0.20		0.20		1.81		11
	10/31/16		4.07		70,911		0.20		0.20		2.08		9
Retirement Class:	4/30/21	#	30.89	[b]	803,216		0.30	[c]	0.30	[c]	1.06	[c]	2	[b,f]
	10/31/20		9.79		612,612		0.30		0.30		1.45		12	[f]
	10/31/19		13.18		662,900		0.30		0.30		1.83		4
	10/31/18		6.29		568,207		0.30		0.30		1.56		5	[f]
	10/31/17		23.66		544,772		0.30		0.30		1.72		11
	10/31/16		3.99		431,405		0.30		0.30		1.87		9
Retail Class:	4/30/21	#	30.88	[b]	1,388,550		0.32	[c]	0.32	[c]	1.04	[c]	2	[b,f]
	10/31/20		9.77		1,070,150		0.33		0.33		1.41		12	[f]
	10/31/19		13.15		1,028,244		0.33		0.33		1.80		4
	10/31/18		6.24		954,571		0.33		0.33		1.53		5	[f]
	10/31/17		23.59		942,518		0.33		0.33		1.69		11
	10/31/16		3.99		763,597		0.34		0.34		1.84		9
Class W:	4/30/21	#	31.06	[b]	19,295,933		0.05	[c]	0.00	[c]	1.36	[c]	2	[b,f]
	10/31/20		10.14		14,941,901		0.05		0.00		1.71		12	[f]
	10/31/19		13.48		11,566,892		0.05		0.00		2.13		4
	10/31/18	†	(7.32)[b]		7,873,593		0.04	[c]	0.00	[c]	0.55	[c]	5	[f]
LARGE-CAP GROWTH INDEX FUND
Institutional Class:	4/30/21	#	24.28	[b]	9,267,482		0.05	[c]	0.05	[c]	0.78	[c]	5	[b]
	10/31/20		29.14		7,537,182		0.05		0.05		1.00		33	[f]
	10/31/19		17.03		6,833,846		0.05		0.05		1.28		28
	10/31/18		10.67		5,375,762		0.05		0.05		1.28		28
	10/31/17		29.56		4,767,108		0.06		0.06		1.45		18
	10/31/16		2.29		3,044,925		0.06		0.06		1.61		22
Advisor Class:	4/30/21	#	24.18	[b]	71,430		0.17	[c]	0.17	[c]	0.67	[c]	5	[b]
	10/31/20		29.00		63,667		0.18		0.18		0.86		33	[f]
	10/31/19		16.90		49,158		0.18		0.18		1.16		28
	10/31/18		10.49		40,368		0.19		0.19		1.13		28
	10/31/17		29.45		16,090		0.19		0.19		1.22		18
	10/31/16	‡	1.09	[b]	2,868		0.14	[c]	0.14	[c]	1.26	[c]	22
Retirement Class:	4/30/21	#	24.11	[b]	1,009,428		0.30	[c]	0.30	[c]	0.54	[c]	5	[b]
	10/31/20		28.84		855,735		0.30		0.30		0.74		33	[f]
	10/31/19		16.75		688,063		0.30		0.30		1.05		28
	10/31/18		10.37		705,970		0.30		0.30		1.03		28
	10/31/17		29.23		665,674		0.31		0.31		1.20		18
	10/31/16		2.02		396,654		0.31		0.31		1.36		22
Class W:	4/30/21	#	24.30	[b]	3,128,465		0.05	[c]	0.00	[c]	0.81	[c]	5	[b]
	10/31/20		29.22		1,356,450		0.05		0.00		0.71		33	[f]
	10/31/19	†	2.82	[b]	21,390		0.15	[c]	0.00	[c]	0.79	[c]	28

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2021 Semiannual Report	47

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period
LARGE-CAP VALUE INDEX FUND
Institutional Class:	4/30/21	#	$17.72	$0.20		$ 6.14	$ 6.34	$(0.46)	$ —	$(0.46)	$23.60
	10/31/20		20.54	0.46		(1.85)	(1.39)	(0.57)	(0.86)	(1.43)	17.72
	10/31/19		19.30	0.57		1.47	2.04	(0.49)	(0.31)	(0.80)	20.54
	10/31/18		19.58	0.49		0.09	0.58	(0.47)	(0.39)	(0.86)	19.30
	10/31/17		17.16	0.45		2.53	2.98	(0.38)	(0.18)	(0.56)	19.58
	10/31/16		17.26	0.44		0.54	0.98	(0.41)	(0.67)	(1.08)	17.16
Advisor Class:	4/30/21	#	17.67	0.16		6.16	6.32	(0.43)	—	(0.43)	23.56
	10/31/20		20.49	0.48		(1.90)	(1.42)	(0.54)	(0.86)	(1.40)	17.67
	10/31/19		19.26	0.55		1.46	2.01	(0.47)	(0.31)	(0.78)	20.49
	10/31/18		19.56	0.46		0.08	0.54	(0.45)	(0.39)	(0.84)	19.26
	10/31/17		17.15	0.41		2.56	2.97	(0.38)	(0.18)	(0.56)	19.56
	10/31/16	‡	17.33	0.31		0.59	0.90	(0.41)	(0.67)	(1.08)	17.15
Retirement Class:	4/30/21	#	18.03	0.18		6.25	6.43	(0.42)	—	(0.42)	24.04
	10/31/20		20.87	0.42		(1.88)	(1.46)	(0.52)	(0.86)	(1.38)	18.03
	10/31/19		19.59	0.53		1.50	2.03	(0.44)	(0.31)	(0.75)	20.87
	10/31/18		19.87	0.45		0.09	0.54	(0.43)	(0.39)	(0.82)	19.59
	10/31/17		17.41	0.41		2.58	2.99	(0.35)	(0.18)	(0.53)	19.87
	10/31/16		17.50	0.41		0.54	0.95	(0.37)	(0.67)	(1.04)	17.41
Class W:	4/30/21	#	17.73	0.21		6.14	6.35	(0.47)	—	(0.47)	23.61
	10/31/20		20.54	0.47		(1.85)	(1.38)	(0.57)	(0.86)	(1.43)	17.73
	10/31/19	†	20.26	0.08		0.20	0.28	—	—	—	20.54
S&P 500 INDEX FUND
Institutional Class:	4/30/21	#	36.35	0.30		10.08	10.38	(0.63)	—	(0.63)	46.10
	10/31/20		33.88	0.62		2.61	3.23	(0.66)	(0.10)	(0.76)	36.35
	10/31/19		30.48	0.68		3.53	4.21	(0.59)	(0.22)	(0.81)	33.88
	10/31/18		29.04	0.57		1.52	2.09	(0.54)	(0.11)	(0.65)	30.48
	10/31/17		24.06	0.53		5.04	5.57	(0.48)	(0.11)	(0.59)	29.04
	10/31/16		23.66	0.51		0.50	1.01	(0.46)	(0.15)	(0.61)	24.06
Advisor Class:	4/30/21	#	36.27	0.27		10.06	10.33	(0.58)	—	(0.58)	46.02
	10/31/20		33.82	0.57		2.61	3.18	(0.63)	(0.10)	(0.73)	36.27
	10/31/19		30.43	0.64		3.52	4.16	(0.55)	(0.22)	(0.77)	33.82
	10/31/18		29.01	0.52		1.52	2.04	(0.51)	(0.11)	(0.62)	30.43
	10/31/17		24.06	0.45		5.09	5.54	(0.48)	(0.11)	(0.59)	29.01
	10/31/16	‡	23.87	0.33		0.47	0.80	(0.46)	(0.15)	(0.61)	24.06
Retirement Class:	4/30/21	#	36.06	0.25		9.99	10.24	(0.54)	—	(0.54)	45.76
	10/31/20		33.62	0.53		2.60	3.13	(0.59)	(0.10)	(0.69)	36.06
	10/31/19		30.24	0.60		3.51	4.11	(0.51)	(0.22)	(0.73)	33.62
	10/31/18		28.83	0.49		1.50	1.99	(0.47)	(0.11)	(0.58)	30.24
	10/31/17		23.90	0.46		5.01	5.47	(0.43)	(0.11)	(0.54)	28.83
	10/31/16		23.51	0.45		0.50	0.95	(0.41)	(0.15)	(0.56)	23.90
Class W:	4/30/21	#	36.36	0.31		10.08	10.39	(0.65)	—	(0.65)	46.10
	10/31/20		33.88	0.63		2.62	3.25	(0.67)	(0.10)	(0.77)	36.36
	10/31/19	†	33.16	0.10		0.62	0.72	—	—	—	33.88

48	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

continued

					Ratios and supplemental data

	For the
	period				Net assets at		Ratios to average net assets						Portfolio
	or year				end of period		Gross		Net		Net investment		turnover
	ended		Total return		(in thousands	)	expenses		expenses		income (loss	)	rate
LARGE-CAP VALUE INDEX FUND
Institutional Class:	4/30/21	#	36.24%[b]		$7,524,442		0.05%[c]		0.05%[c]		1.94%[c]		7%[b]
	10/31/20		(7.51)		5,586,461		0.05		0.05		2.52		33	[f]
	10/31/19		11.13		5,973,386		0.05		0.05		2.97		38
	10/31/18		2.97		5,482,154		0.05		0.05		2.49		27
	10/31/17		17.66		5,510,818		0.06		0.06		2.42		27
	10/31/16		6.37		4,134,073		0.06		0.06		2.66		23
Advisor Class:	4/30/21	#	36.19	[b]	42,272		0.19	[c]	0.19	[c]	1.49	[c]	7	[b]
	10/31/20		(7.63)		9,094		0.19		0.19		2.54		33	[f]
	10/31/19		11.00		31,051		0.19		0.19		2.85		38
	10/31/18		2.77		8,505		0.19		0.19		2.34		27
	10/31/17		17.58		2,346		0.20		0.20		2.21		27
	10/31/16	‡	5.87	[b]	141		0.08	[c]	0.08	[c]	2.08	[c]	23
Retirement Class:	4/30/21	#	36.04	[b]	1,177,222		0.30	[c]	0.30	[c]	1.67	[c]	7	[b]
	10/31/20		(7.71)		821,535		0.30		0.30		2.29		33	[f]
	10/31/19		10.85		877,423		0.30		0.30		2.71		38
	10/31/18		2.68		865,369		0.30		0.30		2.25		27
	10/31/17		17.41		959,169		0.30		0.30		2.17		27
	10/31/16		6.06		686,313		0.31		0.31		2.43		23
Class W:	4/30/21	#	36.28	[b]	39,143		0.05	[c]	0.00	[c]	1.99	[c]	7	[b]
	10/31/20		(7.45)		29,964		0.05		0.00		2.57		33	[f]
	10/31/19	†	1.38	[b]	28,293		0.12	[c]	0.00	[c]	4.13	[c]	38
S&P 500 INDEX FUND
Institutional Class:	4/30/21	#	28.82	[b]	5,628,444		0.05	[c]	0.05	[c]	1.44	[c]	5	[b]
	10/31/20		9.67		4,426,743		0.05		0.05		1.78		7
	10/31/19		14.27		4,038,596		0.05		0.05		2.17		5
	10/31/18		7.26		3,533,305		0.05		0.05		1.87		8
	10/31/17		23.56		3,500,746		0.06		0.06		1.99		9
	10/31/16		4.47		2,527,279		0.05		0.05		2.18		8
Advisor Class:	4/30/21	#	28.73	[b]	124,002		0.18	[c]	0.18	[c]	1.31	[c]	5	[b]
	10/31/20		9.51		103,558		0.18		0.18		1.65		7
	10/31/19		14.12		88,735		0.19		0.19		2.05		5
	10/31/18		7.12		44,964		0.20		0.20		1.70		8
	10/31/17		23.40		29,207		0.19		0.19		1.68		9
	10/31/16	‡	3.54	[b]	482		0.09	[c]	0.09	[c]	1.59	[c]	8
Retirement Class:	4/30/21	#	28.63	[b]	1,970,503		0.30	[c]	0.30	[c]	1.18	[c]	5	[b]
	10/31/20		9.41		1,510,268		0.30		0.30		1.53		7
	10/31/19		14.01		1,366,911		0.30		0.30		1.92		5
	10/31/18		6.97		1,196,818		0.30		0.30		1.62		8
	10/31/17		23.24		1,135,456		0.31		0.31		1.74		9
	10/31/16		4.19		787,632		0.30		0.30		1.95		8
Class W:	4/30/21	#	28.84	[b]	23,679		0.05	[c]	0.00	[c]	1.49	[c]	5	[b]
	10/31/20		9.72		19,113		0.04		0.00		1.83		7
	10/31/19	†	2.17	[b]	17,484		0.16	[c]	0.00	[c]	3.34	[c]	5

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2021 Semiannual Report	49

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period
SMALL-CAP BLEND INDEX FUND
Institutional Class:	4/30/21	#	$19.45	$0.11		$ 9.11	$ 9.22	$(0.26)	$(0.39)	$(0.65)	$28.02
	10/31/20		20.46	0.22		(0.15)	0.07	(0.29)	(0.79)	(1.08)	19.45
	10/31/19		21.18	0.31		0.59	0.90	(0.28)	(1.34)	(1.62)	20.46
	10/31/18		22.02	0.31		0.12	0.43	(0.31)	(0.96)	(1.27)	21.18
	10/31/17		17.88	0.29		4.64	4.93	(0.31)	(0.48)	(0.79)	22.02
	10/31/16		18.25	0.31		0.42	0.73	(0.30)	(0.80)	(1.10)	17.88
Advisor Class:	4/30/21	#	19.41	0.09		9.10	9.19	(0.23)	(0.39)	(0.62)	27.98
	10/31/20		20.43	0.19		(0.16)	0.03	(0.26)	(0.79)	(1.05)	19.41
	10/31/19		21.15	0.30		0.57	0.87	(0.25)	(1.34)	(1.59)	20.43
	10/31/18		22.00	0.26		0.14	0.40	(0.29)	(0.96)	(1.25)	21.15
	10/31/17		17.88	0.24		4.67	4.91	(0.31)	(0.48)	(0.79)	22.00
	10/31/16	‡	18.63	0.27		0.08	0.35	(0.30)	(0.80)	(1.10)	17.88
Retirement Class:	4/30/21	#	19.51	0.08		9.14	9.22	(0.21)	(0.39)	(0.60)	28.13
	10/31/20		20.52	0.17		(0.15)	0.02	(0.24)	(0.79)	(1.03)	19.51
	10/31/19		21.23	0.26		0.60	0.86	(0.23)	(1.34)	(1.57)	20.52
	10/31/18		22.07	0.25		0.14	0.39	(0.27)	(0.96)	(1.23)	21.23
	10/31/17		17.93	0.24		4.65	4.89	(0.27)	(0.48)	(0.75)	22.07
	10/31/16		18.29	0.27		0.42	0.69	(0.25)	(0.80)	(1.05)	17.93
EMERGING MARKETS EQUITY INDEX FUND
Institutional Class:	4/30/21	#	11.64	0.08		2.44	2.52	(0.27)	—	(0.27)	13.89
	10/31/20		11.05	0.23		0.68	0.91	(0.32)	—	(0.32)	11.64
	10/31/19		10.14	0.30		0.85	1.15	(0.24)	—	(0.24)	11.05
	10/31/18		11.86	0.28		(1.76)	(1.48)	(0.24)	—	(0.24)	10.14
	10/31/17		9.52	0.22		2.29	2.51	(0.17)	—	(0.17)	11.86
	10/31/16		8.93	0.20		0.59	0.79	(0.20)	—	(0.20)	9.52
Advisor Class:	4/30/21	#	11.65	0.08		2.44	2.52	(0.23)	—	(0.23)	13.94
	10/31/20		11.06	0.18		0.71	0.89	(0.30)	—	(0.30)	11.65
	10/31/19		10.13	0.35		0.80	1.15	(0.22)	—	(0.22)	11.06
	10/31/18		11.85	0.37		(1.87)	(1.50)	(0.22)	—	(0.22)	10.13
	10/31/17		9.52	0.25		2.24	2.49	(0.16)	—	(0.16)	11.85
	10/31/16	‡	8.64	0.18		0.90	1.08	(0.20)	—	(0.20)	9.52
Premier Class:	4/30/21	#	11.60	0.07		2.44	2.51	(0.25)	—	(0.25)	13.86
	10/31/20		11.02	0.21		0.67	0.88	(0.30)	—	(0.30)	11.60
	10/31/19		10.10	0.32		0.82	1.14	(0.22)	—	(0.22)	11.02
	10/31/18		11.82	0.23		(1.73)	(1.50)	(0.22)	—	(0.22)	10.10
	10/31/17		9.50	0.22		2.26	2.48	(0.16)	—	(0.16)	11.82
	10/31/16		8.91	0.19		0.59	0.78	(0.19)	—	(0.19)	9.50
Retirement Class:	4/30/21	#	11.57	0.07		2.43	2.50	(0.24)	—	(0.24)	13.83
	10/31/20		11.00	0.20		0.67	0.87	(0.30)	—	(0.30)	11.57
	10/31/19		10.08	0.32		0.81	1.13	(0.21)	—	(0.21)	11.00
	10/31/18		11.80	0.24		(1.75)	(1.51)	(0.21)	—	(0.21)	10.08
	10/31/17		9.48	0.20		2.27	2.47	(0.15)	—	(0.15)	11.80
	10/31/16		8.90	0.18		0.58	0.76	(0.18)	—	(0.18)	9.48
Retail Class:	4/30/21	#	11.59	0.06		2.43	2.49	(0.23)	—	(0.23)	13.85
	10/31/20		11.00	0.19		0.68	0.87	(0.28)	—	(0.28)	11.59
	10/31/19		10.09	0.29		0.82	1.11	(0.20)	—	(0.20)	11.00
	10/31/18		11.81	0.23		(1.75)	(1.52)	(0.20)	—	(0.20)	10.09
	10/31/17		9.48	0.18		2.29	2.47	(0.14)	—	(0.14)	11.81
	10/31/16		8.89	0.16		0.59	0.75	(0.16)	—	(0.16)	9.48
Class W:	4/30/21	#	11.66	0.10		2.44	2.54	(0.29)	—	(0.29)	13.91
	10/31/20		11.07	0.26		0.67	0.93	(0.34)	—	(0.34)	11.66
	10/31/19		10.14	0.37		0.81	1.18	(0.25)	—	(0.25)	11.07
	10/31/18	†	11.06	0.02		(0.94)	(0.92)	—	—	—	10.14

50	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

continued

					Ratios and supplemental data

	For the
	period				Net assets at		Ratios to average net assets						Portfolio
	or year				end of period		Gross		Net		Net investment		turnover
	ended		Total return		(in thousands	)	expenses		expenses		income (loss	)	rate
SMALL-CAP BLEND INDEX FUND
Institutional Class:	4/30/21	#	48.00%[b]		$3,546,453		0.05%[c]		0.05%[c]		0.84%[c]		11%[b]
	10/31/20		0.08		2,308,446		0.06		0.06		1.16		32	[f]
	10/31/19		4.98		2,308,296		0.06		0.06		1.58		32
	10/31/18		1.99		1,966,064		0.06		0.06		1.38		20
	10/31/17		28.01		1,816,567		0.06		0.06		1.43		22
	10/31/16		4.48		1,364,443		0.06		0.06		1.80		22
Advisor Class:	4/30/21	#	47.93	[b]	13,151		0.77	[c]	0.20	[c]	0.69	[c]	11	[b]
	10/31/20		(0.11)		8,823		1.08		0.20		1.01		32	[f]
	10/31/19		4.83		7,980		0.84		0.21		1.52		32
	10/31/18		1.84		13,215		0.42		0.21		1.13		20
	10/31/17		27.88		4,848		1.17		0.21		1.18		22
	10/31/16	‡	2.33	[b]	107		0.08	[c]	0.08	[c]	1.74	[c]	22
Retirement Class:	4/30/21	#	47.81	[b]	1,153,269		0.30	[c]	0.30	[c]	0.59	[c]	11	[b]
	10/31/20		(0.16)		791,714		0.30		0.30		0.92		32	[f]
	10/31/19		4.72		791,066		0.31		0.31		1.33		32
	10/31/18		1.75		689,246		0.31		0.31		1.12		20
	10/31/17		27.66		592,706		0.31		0.31		1.18		22
	10/31/16		4.22		412,202		0.31		0.31		1.56		22
EMERGING MARKETS EQUITY INDEX FUND
Institutional Class:	4/30/21	#	21.83	[b]	1,040,188		0.18	[c]	0.18	[c]	1.25	[c]	18	[b]
	10/31/20		8.43		921,818		0.20		0.20		2.13		36
	10/31/19		11.60		824,509		0.20		0.20		2.80		53
	10/31/18		(12.75)		1,256,129		0.20		0.20		2.34		27
	10/31/17		26.87		2,062,554		0.21		0.21		2.17		29
	10/31/16		9.25		1,476,857		0.22		0.22		2.32		30
Advisor Class:	4/30/21	#	21.81	[b]	6,640		0.32	[c]	0.32	[c]	1.21	[c]	18	[b]
	10/31/20		8.28		2,449		0.34		0.34		1.62		36
	10/31/19		11.52		12,105		0.34		0.34		3.34		53
	10/31/18		(12.86)		1,511		0.34		0.34		3.19		27
	10/31/17		26.73		1,019		0.37		0.36		2.34		29
	10/31/16	‡	12.90	[b]	193		0.24	[c]	0.24	[c]	2.35	[c]	30
Premier Class:	4/30/21	#	21.83	[b]	29,895		0.33	[c]	0.33	[c]	1.11	[c]	18	[b]
	10/31/20		8.21		25,218		0.35		0.35		1.90		36
	10/31/19		11.52		26,772		0.35		0.35		3.00		53
	10/31/18		(12.89)		24,852		0.35		0.35		1.99		27
	10/31/17		26.55		36,599		0.36		0.36		2.10		29
	10/31/16		9.12		17,476		0.37		0.37		2.18		30
Retirement Class:	4/30/21	#	21.80	[b]	559,872		0.43	[c]	0.43	[c]	1.02	[c]	18	[b]
	10/31/20		8.06		428,964		0.45		0.45		1.89		36
	10/31/19		11.43		325,179		0.45		0.45		2.97		53
	10/31/18		(12.99)		233,463		0.45		0.45		2.03		27
	10/31/17		26.51		272,466		0.46		0.46		1.98		29
	10/31/16		8.92		140,457		0.47		0.47		2.08		30
Retail Class:	4/30/21	#	21.64	[b]	24,647		0.56	[c]	0.56	[c]	0.92	[c]	18	[b]
	10/31/20		8.07		15,221		0.57		0.57		1.73		36
	10/31/19		11.16		14,225		0.57		0.57		2.74		53
	10/31/18		(13.07)		13,357		0.57		0.57		1.92		27
	10/31/17		26.44		14,704		0.58		0.58		1.79		29
	10/31/16		8.81		9,124		0.61		0.61		1.91		30
Class W:	4/30/21	#	21.97	[b]	2,692,791		0.18	[c]	0.00	[c]	1.45	[c]	18	[b]
	10/31/20		8.60		2,131,058		0.20		0.01		2.37		36
	10/31/19		11.86		1,399,712		0.20		0.00		3.50		53
	10/31/18	†	(8.32)[b]		889,002		0.22	[c]	0.00	[c]	2.27	[c]	27

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2021 Semiannual Report	51

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period
INTERNATIONAL EQUITY INDEX FUND
Institutional Class:	4/30/21	#	$17.93	$0.27		$ 4.79	$ 5.06	$(0.42)	$ —	$(0.42)	$22.57
	10/31/20		19.77	0.45		(1.67)	(1.22)	(0.62)	—	(0.62)	17.93
	10/31/19		18.37	0.61		1.37	1.98	(0.58)	—	(0.58)	19.77
	10/31/18		20.32	0.61		(2.00)	(1.39)	(0.56)	—	(0.56)	18.37
	10/31/17		16.89	0.55		3.37	3.92	(0.49)	—	(0.49)	20.32
	10/31/16		17.86	0.54		(1.00)	(0.46)	(0.51)	—	(0.51)	16.89
Advisor Class:	4/30/21	#	17.90	0.27		4.77	5.04	(0.40)	—	(0.40)	22.54
	10/31/20		19.75	0.43		(1.68)	(1.25)	(0.60)	—	(0.60)	17.90
	10/31/19		18.34	0.58		1.38	1.96	(0.55)	—	(0.55)	19.75
	10/31/18		20.29	0.60		(2.01)	(1.41)	(0.54)	—	(0.54)	18.34
	10/31/17		16.88	0.49		3.40	3.89	(0.48)	—	(0.48)	20.29
	10/31/16	‡	17.70	0.37		(0.68)	(0.31)	(0.51)	—	(0.51)	16.88
Premier Class:	4/30/21	#	17.87	0.26		4.78	5.04	(0.39)	—	(0.39)	22.52
	10/31/20		19.71	0.42		(1.67)	(1.25)	(0.59)	—	(0.59)	17.87
	10/31/19		18.31	0.59		1.36	1.95	(0.55)	—	(0.55)	19.71
	10/31/18		20.26	0.56		(1.98)	(1.42)	(0.53)	—	(0.53)	18.31
	10/31/17		16.84	0.52		3.36	3.88	(0.46)	—	(0.46)	20.26
	10/31/16		17.81	0.51		(0.99)	(0.48)	(0.49)	—	(0.49)	16.84
Retirement Class:	4/30/21	#	18.32	0.26		4.89	5.15	(0.37)	—	(0.37)	23.10
	10/31/20		20.20	0.41		(1.72)	(1.31)	(0.57)	—	(0.57)	18.32
	10/31/19		18.74	0.59		1.40	1.99	(0.53)	—	(0.53)	20.20
	10/31/18		20.73	0.57		(2.04)	(1.47)	(0.52)	—	(0.52)	18.74
	10/31/17		17.22	0.52		3.44	3.96	(0.45)	—	(0.45)	20.73
	10/31/16		18.20	0.50		(1.01)	(0.51)	(0.47)	—	(0.47)	17.22
Class W:	4/30/21	#	17.94	0.29		4.78	5.07	(0.43)	—	(0.43)	22.58
	10/31/20		19.78	0.46		(1.68)	(1.22)	(0.62)	—	(0.62)	17.94
	10/31/19		18.37	0.63		1.36	1.99	(0.58)	—	(0.58)	19.78
	10/31/18	†	19.95	0.02		(1.60)	(1.58)	—	—	—	18.37
#	Unaudited
‡	The Advisor Class commenced operations on December 4, 2015.
†	Class W commenced operations on September 28, 2018 for the Equity Index Fund, the Emerging Markets Equity Index Fund and the International Equity Index Fund; and commenced operations on September 30, 2019 for the Large-Cap Growth Index Fund, the Large-Cap Value Index Fund and the S&P 500 Index Fund.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[f]	Does not include in-kind transactions.

52	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

concluded

				Ratios and supplemental data

	For the
	period			Net assets at		Ratios to average net assets						Portfolio
	or year			end of period		Gross		Net		Net investment		turnover
	ended		Total return	(in thousands	)	expenses		expenses		income (loss	)	rate
INTERNATIONAL EQUITY INDEX FUND
Institutional Class:	4/30/21	#	28.42%[b]	$ 8,769,711		0.05%[c]		0.05%[c]		2.55%[c]		2%[b,f]
	10/31/20		(6.45)	7,675,874		0.05		0.05		2.46		4
	10/31/19		11.23	7,842,042		0.06		0.06		3.28		10
	10/31/18		(7.04)	7,702,594		0.06		0.06		3.06		4	[f]
	10/31/17		23.84	10,221,016		0.06		0.06		3.01		11
	10/31/16		(2.48)	6,655,871		0.06		0.06		3.25		11
Advisor Class:	4/30/21	#	28.34 [b]	149,825		0.17	[c]	0.17	[c]	2.53	[c]	2	[b,f]
	10/31/20		(6.58)	111,950		0.17		0.17		2.32		4
	10/31/19		11.15	118,307		0.19		0.19		3.15		10
	10/31/18		(7.16)	28,194		0.20		0.20		3.00		4	[f]
	10/31/17		23.68	25,184		0.21		0.21		2.63		11
	10/31/16	‡	(1.67)[b]	4,108		0.14	[c]	0.14	[c]	2.49	[c]	11
Premier Class:	4/30/21	#	28.39 [b]	246,126		0.20	[c]	0.20	[c]	2.46	[c]	2	[b,f]
	10/31/20		(6.61)	201,339		0.20		0.20		2.26		4
	10/31/19		11.06	240,884		0.21		0.21		3.18		10
	10/31/18		(7.18)	215,656		0.21		0.21		2.80		4	[f]
	10/31/17		23.67	319,116		0.21		0.21		2.83		11
	10/31/16		(2.64)	242,345		0.21		0.21		3.09		11
Retirement Class:	4/30/21	#	28.29 [b]	1,416,174		0.30	[c]	0.30	[c]	2.36	[c]	2	[b,f]
	10/31/20		(6.73)	1,140,317		0.30		0.30		2.20		4
	10/31/19		11.01	1,175,682		0.31		0.31		3.09		10
	10/31/18		(7.29)	965,816		0.31		0.31		2.78		4	[f]
	10/31/17		23.55	1,008,677		0.31		0.31		2.75		11
	10/31/16		(2.77)	667,204		0.31		0.31		2.97		11
Class W:	4/30/21	#	28.46 [b]	5,475,742		0.05	[c]	0.00	[c]	2.69	[c]	2	[b,f]
	10/31/20		(6.40)	4,288,389		0.05		0.00		2.53		4
	10/31/19		11.30	3,612,733		0.06		0.00		3.42		10
	10/31/18	†	(7.92)[b]	2,478,430		0.06	[c]	0.00	[c]	1.15	[c]	4	[f]

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2021 Semiannual Report	53

Notes to financial statements (unaudited)

TIAA-CREF Funds

Note 1—organization

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, Emerging Markets Equity Index Fund, and the International Equity Index Fund (collectively the “Funds” or individually, the “Fund”).

Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.

The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.

The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer Institutional Class, Advisor Class, Premier Class, Retirement Class, Retail Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

Note 2—significant accounting policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Multiclass operations and allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Foreign currency transactions and translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received and are recognized as a component of “Net realized gain (loss) on total investments” on the Statements of operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “change in Net unrealized appreciation (depreciation) of investments and foreign currency” on the Statements of operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments” on the Statements of operations, when applicable.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of operations.

54	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

continued

Indemnification: Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

New rule issuance: In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds’ financial statements.

Note 3—valuation of investments

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

•	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
•	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Debt securities: Prices of fixed-income securities are provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by Advisors. These securities are generally classified as Level 2.

Exchange-traded equity securities, common and preferred stock: Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are categorized as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and asked prices is utilized and the securities are generally classified as Level 2.

For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. These foreign securities are generally classified as Level 2.

Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.

Repurchase Agreements: Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

TIAA-CREF Funds: Equity Index Funds ■ 2021 Semiannual Report	55

Notes to financial statements (unaudited)

Futures contracts: Futures contracts are valued using the closing settlement price and are generally classified as Level 1.

Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following:

yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

As of April 30, 2021, 100% of the value of investments in the Large-Cap Growth Index Fund was valued based on Level 1 inputs.

The following table summarizes the market value of the Funds’ investments as of April 30, 2021, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Equity Index
Equity investments:
Financials	$3,857,199,832	$—	$4,176	$3,857,204,008
Health Care	4,373,727,271	—	84,460	4,373,811,731
All other equity investments*	24,432,568,128	—	—	24,432,568,128
Short-term investments	86,481,537	298,520,245	—	385,001,782
Futures contracts**	3,172,190	—	—	3,172,190
Total	$32,753,148,958	$298,520,245	$88,636	$33,051,757,839
Large-Cap Value Index
Equity investments*	$8,775,443,523	$—	$—	$8,775,443,523
Short-term investments	8,525,252	4,000,000	—	12,525,252
Total	$8,783,968,775	$4,000,000	$—	$8,787,968,775
S&P 500 Index
Equity investments*	$7,692,033,342	$—	$—	$7,692,033,342
Short-term investments	1,244,796	49,525,000	—	50,769,796
Futures contracts**	(56,111)	—	—	(56,111)
Total	$7,693,222,027	$49,525,000	$—	$7,742,747,027
Small-Cap Blend Index
Equity investments:
Financials	$769,715,681	$—	$8,640	$769,724,321
Health Care	903,527,175	—	106,394	903,633,569
All other equity investments*	3,036,182,789	—	—	3,036,182,789
Short-term investments	114,636,088	3,730,000	—	118,366,088
Total	$4,824,061,733	$3,730,000	$115,034	$4,827,906,767
Emerging Markets Equity Index
Equity investments:
Africa/Middle East	$—	$271,381,476	$—	$271,381,476
Asia	493,663,174	2,740,011,198	1,179,486	3,234,853,858
Europe	36,772,961	90,898,137	—	127,671,098
Latin America	192,221,699	—	—	192,221,699
North America	126,404,192	—	—	126,404,192
All other equity investments*	111,252,535	294,878,423	792	406,131,750
Short-term investments	95,821,556	1,735,000	—	97,556,556
Total	$1,056,136,117	$3,398,904,234	$1,180,278	$4,456,220,629

56	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

continued

Fund	Level 1	Level 2	Level 3	Total
International Equity Index
Equity investments:
Asia	$3,866,372	$4,219,593,461	$—	$4,223,459,833
Australasia	—	1,288,900,731	3,048	1,288,903,779
Europe	11,029,330	9,107,678,549	—	9,118,707,879
All other equity investments*	45,454,174	1,146,688,124	1,681	1,192,143,979
Short-term investments	93,575,022	123,320,664	—	216,895,686
Futures contracts**	(48,278)	—	—	(48,278)
Total	$153,876,620	$15,886,181,529	$4,729	$16,040,062,878
*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments are not reflected in the market value of portfolio investments.

Note 4—investments

Repurchase agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.

The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of assets and liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of assets and liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special “tri-party” custodian on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.

As of April 30, 2021, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

At April 30, 2021, the total value of securities on loan and the total value of collateral received were as follows:

Fund	Aggregate value of securities on loan	Cash collateral received	*	Non-cash collateral received	Total collateral received
Equity Index	$151,106,293	$86,481,538		$70,915,505	$157,397,043
Large-Cap Growth Index	18,702,007	6,298,331		13,222,501	19,520,832
Large-Cap Value Index	14,265,771	8,525,252		6,230,168	14,755,420
S&P 500 Index	1,209,752	1,244,796		—	1,244,796
Small-Cap Blend Index	205,815,174	114,636,088		99,931,838	214,567,926
Emerging Markets Equity Index	139,370,482	95,821,556		50,558,901	146,380,457
International Equity Index	193,540,932	93,575,022		119,793,523	213,368,545
*	May include cash and investment of cash collateral.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have segregated securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended April 30, 2021 were as follows:

Fund	Non-U.S. government purchases	Non-U.S. government sales
Equity Index	$726,569,655	$1,047,250,996
Large-Cap Growth Index	1,759,900,004	603,787,726
Large-Cap Value Index	635,776,301	549,778,531
S&P 500 Index	317,327,591	345,315,941
Small-Cap Blend Index	586,197,010	462,410,817
Emerging Markets Equity Index	806,696,866	725,819,844
International Equity Index	377,507,009	553,191,907

Note 5—derivative investments

Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. The Funds record derivative

TIAA-CREF Funds: Equity Index Funds ■ 2021 Semiannual Report	57

Notes to financial statements (unaudited)

instruments at fair value, with changes in fair value recognized on the Statements of operations, when applicable.

At April 30, 2021, the following Funds have invested in derivative contracts which are reflected in the Statements of assets and liabilities as follows:

	Asset derivatives		Liabilities derivatives
		Fair value		Fair value
Derivative contract	Location	amount	Location	amount
Equity Index Fund
Equity contracts	Futures contracts*	$3,172,190
S&P 500 Index Fund
Equity contracts			Futures contracts*	$(56,111)
International Equity Index Fund
Equity contracts			Futures contracts*	(48,278)
*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statements of assets and liabilities is only the receivable or payable for variation margin on open futures contracts.

For the period ended April 30, 2021, the effect of derivative contracts on the Funds’ Statements of operations was as follows:

Derivative contracts	Location	Realized gain (loss	)	Change in unrealized appreciation (depreciation	)
Equity Index Fund
Equity contracts	Futures contracts	$18,017,701		$4,426,743
S&P 500 Index Fund
Equity contracts	Futures contracts	7,973,271		415,789
Small-Cap Blend Index Fund
Equity contracts	Futures contracts	(47)		—
International Equity Index Fund
Equity contracts	Futures contracts	39,720,054		4,821,115

Futures contracts: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the period ended April 30, 2021, the Equity Index Fund, the S&P 500 Index Fund, and the International Equity Index Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 1% of net assets. The futures contracts outstanding as of April 30,

2021 are disclosed in the Summary portfolio of investments and the full Schedules of investments.

Note 6—income tax and other tax matters

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Net unrealized appreciation (depreciation): At April 30, 2021, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)
Equity Index	$15,560,452,259	$18,122,732,646	$(631,427,066)	$17,491,305,580
Large-Cap Growth Index	6,548,343,712	6,995,817,462	(69,245,029)	6,926,572,433
Large-Cap Value Index	5,993,917,998	3,105,025,063	(310,974,286)	2,794,050,777
S&P 500 Index	3,294,518,773	4,622,573,212	(174,344,958)	4,448,228,254
Small-Cap Blend Index	3,046,042,016	2,027,816,337	(245,951,586)	1,781,864,751
Emerging Markets Equity Index	3,064,839,063	1,650,810,821	(259,429,255)	1,391,381,566
International Equity Index	12,247,187,000	4,969,163,827	(1,176,287,949)	3,792,875,878

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

58	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

continued

Distributions to shareholders: The tax character of distributions paid to shareholders during the year ended October 31, 2020 was as follows:

	10/31/2020
Fund	Ordinary income	Long-term capital gains	Total
Equity Index	$432,656,400	$38,341,696	$470,998,096
Large-Cap Growth Index	85,041,646	103,369,310	188,410,956
Large-Cap Value Index	187,639,650	291,202,475	478,842,125
S&P 500 Index	105,924,670	16,347,251	122,271,921
Small-Cap Blend Index	54,413,020	107,080,539	161,493,559
Emerging Markets Equity Index	80,014,430	—	80,014,430
International Equity Index	406,522,215	—	406,522,215

The tax character of the fiscal year 2021 distributions will be determined at the end of the fiscal year.

In certain circumstances, a fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). A fund may also accept portfolio securities rather than cash as payment for a purchase of fund shares (in-kind purchase). During the period ended April 30, 2021, the Equity Index Fund recognized a net capital gain of $743,310,680 as the result of a delivery of $944,191,137 of securities from in-kind redemption transactions. The International Equity Index Fund recognized a net capital gain of $370,919,506 as the result of a delivery of $656,992,254 of securities from in-kind redemption transactions. For federal income tax purposes, the gain is not taxable and therefore will not be distributed to shareholders. The gain was reclassified from total distributable earnings (loss) to paid-in-capital in the Statements of assets and liabilities.

Note 7—investment adviser and other transactions with affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of operations are paid to Advisors under the Service Agreement.

Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates Nuveen Securities for providing distribution, promotional, and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

Advisors has contractually agreed to waive and/or reimburse Class W’s shares’ Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. Advisors expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board. The Management fees and Other expenses of Class W shares that have been waived by Advisors may be incurred directly or indirectly, all or in part, by investors in Class W shares.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of April 30, 2021, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

	Investment management fee— effective rate	Service agreement fee	Distribution fee		Maximum expense amounts‡
Fund		Retirement Class	Premier Class	Retail Class	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class	Class W§
Equity Index	0.04%	0.25%	0.15%	0.25%	0.09%	0.24%	0.24%	0.34%	0.48%	0.09%
Large-Cap Growth Index	0.04	0.25	—	—	0.09	0.24	—	0.34	—	0.09
Large-Cap Value Index	0.04	0.25	—	—	0.09	0.24	—	0.34	—	0.09
S&P 500 Index	0.04	0.25	—	—	0.09	0.24	—	0.34	—	0.09
Small-Cap Blend Index	0.04	0.25	—	—	0.09	0.24	—	0.34	—	0.09
Emerging Markets Equity Index	0.14	0.25	0.15	0.25	0.25	0.40	0.40	0.50	0.64	0.25
International Equity Index	0.04	0.25	0.15	—	0.15	0.30	0.30	0.40	—	0.15

‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2022. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.
§	Advisors has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Advisors expects this waiver and/or reimbursement to remain in effect permanently, unless changed with approval of the Board of Trustees.

TIAA-CREF Funds: Equity Index Funds ■ 2021 Semiannual Report	59

Notes to financial statements (unaudited)	concluded

Income, reflected in Payment from affiliate on the Statements of operations, reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly. The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended April 30, 2021, the Funds engaged in the following security transactions with affiliated entities:

Fund	Purchases	Sales	Realized gain (loss )
Equity Index	$137,099,786	$1,719,561	$84,397
Large-Cap Growth Index	447,380,914	18,424,644	1,081,167
Large-Cap Value Index	12,482,595	8,728,305	(801,429)
S&P 500 Index	30,099,419	23,249,929	4,491,201
Small-Cap Blend Index	5,819,379	10,209,806	(146,180)
Emerging Markets Equity Index	4,245,053	8,920,972	(199,575)
International Equity Index	76,665,762	138,242,337	(13,302,737)

A registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds. The following is the percentage of the Funds’ shares owned by TIAA and other funds within the Trust as of April 30, 2021:

Fund	TIAA-CREF Lifecycle Funds	TIAA-CREF Lifecycle Index Funds	TIAA Access	Total
Equity Index	—%	58%	1%	59%
Large-Cap Growth Index	23	—	4	27
Large-Cap Value Index	—	—	7	7
S&P 500 Index	—	—	11	11
Small-Cap Blend Index	—	—	18	18
Emerging Markets Equity Index	—	61	2	63
International Equity Index	—	34	6	40

TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly owned direct subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Funds. As of April 30, 2021, three 529 Plans owned 5%, 6% and 7% respectively, of the Equity Index Fund; and two 529 Plans owned 11% and 7% respectively, of the S&P 500 Index Fund.

Note 8—emerging markets risks

The Emerging Markets Equity Index Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Note 9—inter-fund lending program

Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended April 30, 2021, there were no inter-fund borrowing or lending transactions.

Note 10—line of credit

The Funds participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 16, 2020 expiring on June 15, 2021, replacing the previous facility, which expired June 2020. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended April 30, 2021, there were no borrowings under this credit facility by the Funds.

60	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for certain series of the TIAA-CREF Funds

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each series of the Trust. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to each series covered by this Report (the “Funds”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews the Agreement. None of the Trustees is an interested person of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Under normal circumstances, Section 15(c) requires any initial approval or annual renewal of an investment management agreement to be made at an in-person meeting of the Board. However, due to the COVID-19 pandemic, the Securities and Exchange Commission (“SEC”) issued a temporary, conditional exemptive order (the “SEC Order”), permitting mutual fund boards to vote to approve matters subject to the Section 15(c) in-person approval requirement at a meeting that is not held in person if the board determines that reliance on the SEC Order is necessary or appropriate due to prevailing circumstances related to the current or potential effects of COVID-19 and the board ratifies any action taken pursuant to the SEC Order at its next in-person meeting.

Overview of the renewal process

The Board held a videoconference meeting on March 12, 2021, in order to consider the annual renewal of the Agreement with respect to each applicable Fund using the process established by the Board described further below. At the outset of the meeting, the Board considered reliance upon the SEC Order and determined that such reliance was necessary due to, among other considerations, COVID-19 pandemic-related social distancing requirements, travel restrictions and other governmental mandates imposed for health and safety reasons. The Board noted that it would ratify actions taken at this meeting pursuant to the SEC Order at its next in-person meeting.

As part of the Board’s established process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee or certain of its designated members worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.

Among other matters, the Operations Committee or certain of its designated members, following consultations with representatives of Advisors, other Board members, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., an independent provider of investment company data. The Operations Committee considered that Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee or certain of its designated members on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data for each Fund, including data relating to each Fund’s management fee rate, total expense ratio, short-term and long-term investment performance, brokerage commission costs and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies (except for brokerage commission costs) and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of each Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board considered, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its reports is to provide an objective view of each Fund’s relative position regarding the level of fees, expenses and performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the Board). The Board considered the propriety of each Fund’s applicable peer group as selected by Broadridge and use of the Institutional Class share as the base share class for comparison purposes.

In advance of the Board meeting held on March 12, 2021, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any contractual fee rate, fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s management fee rate and performance to other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the

TIAA-CREF Funds: Equity Index Funds ■ 2021 Semiannual Report	61

Approval of investment management agreement (unaudited)

Funds in addition to the Funds’ direct fee payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Funds at current and foreseeable asset levels, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the SEC (which was presented only to legal counsel for the Trustees); and (9) draft narrative explanations of reasons to be included in the shareholder reports of why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service. Additionally, the Board received information from management on the impact of the COVID-19 pandemic on the Teachers Insurance and Annuity Association of America (“TIAA”) enterprise generally and the Funds in particular including, among other information, the current and expected impact on the Funds’ performance and operations

On March 4, 2021, the Board held a videoconference meeting with legal counsel to the Trustees to discuss Advisors’ materials, which led to the Trustees providing additional questions to, and requesting additional information from, Advisors. Subsequently, at the March 12, 2021 meeting, the Trustees were given the opportunity to, and did, ask additional questions and they discussed responses from Advisors to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to each Fund, the Board considered various factors, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) how such economies of scale are shared with the Fund for the benefit of its investors, such as, if applicable, through management fee breakpoints; (7) comparisons, if applicable, of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits identified by Advisors derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board considered these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to the March 12, 2021 meeting that included Advisors’ personnel, the Trustees met in executive sessions, at which no representatives of Advisors were present, to discuss the proposed renewal of the Agreement for each Fund. The

Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the contract renewal process included a series of discussions and meetings leading up to the March 12, 2021 meeting, the oversight and evaluation of Advisors’ services to the Funds by the Board and its Committees is an ongoing process. The Board, as well as its Committees, discussed reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at their regularly scheduled meetings, the Board and its Investment Committee and its other Committees receive and discuss information regarding the performance of the Funds and other matters. Thus, in reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 12, 2021, all Board members voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage various funds and accounts of the College Retirement Equities Fund, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds, including conducting research, identifying investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the Funds’ investment portfolios; reporting on the investment performance and other metrics of the Funds to the Board on a regular basis; responding to Fund flows; compliance monitoring; coordinating the activities of each Fund’s service providers; and overseeing the provision of various administrative services to the Funds. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.

The Board also considered, among other factors, the performance of each Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio

62	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

continued

management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Funds, including the impact of recent and anticipated regulatory requirements and operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its benchmark index or other comparative information deemed relevant by management and/or the Board. The Board also reviewed the three-year performance of the Funds before any reductions for fees and expenses. In this analysis, the Board considered the impact of net asset value rounding and the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation, as applicable, on each Fund’s performance as compared to the performance of its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below.

The Board considered, in those cases in which a Fund had performed materially differently from its benchmark based on a Board-established threshold, the factors identified by Advisors that contributed to such difference and any remedial measures being undertaken by Advisors. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable or that appropriate actions had been or were being implemented.

Cost and profitability

The Board considered financial and profitability data relating to Advisors’ services to the Funds for the calendar year 2020. The Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial and other risks assumed by Advisors in managing the Funds. The Board considered that Advisors had calculated that it earned profits with respect to each of the Funds under the Agreement for the one-year period ended December 31, 2020. The Board acknowledge Advisors’ commitment to contractually reduce the Emerging Markets Equity Index Fund by 0.02% starting August 1, 2021 and by another 0.02% starting August 1, 2022. The Board also acknowledged Advisors’ commitment to reimburse Fund expenses to the extent that total annual operating expenses exceeded certain specified amounts. Based upon the information provided by Advisors with respect to Advisors’ profitability under the Agreement for each Fund in 2020, the Board concluded that those profits were reasonable in light of various relevant factors.

Fees charged by other advisers

The Board considered comparative information regarding each Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the Fund-by-Fund synopsis below. The Board determined that the management fee rate charged to a Fund under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. The Board considered Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of similar mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Funds’ data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund, and whether any such economies are shared with the Funds. The Board considered, in connection with the supporting Broadridge reports, Advisors’ position that the maximum fee rate that could be charged to each Fund based on its level of assets under the Agreement is comparatively low in relation to peer groups of mutual funds. Based on all factors considered, the Board concluded that the Funds’ management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.

Fee and performance comparisons with other Advisors clients

The Board considered that Advisors and its affiliate, TIAA-CREF Investment Management, LLC, provide investment management services to other investment companies that may have similar investment strategies as certain of the Funds. The Board considered the management fee rates and the performance of such investment companies. The Board also considered Advisors’ comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. The Board also considered Advisors’ representation that, while the management fee rates charged to

TIAA-CREF Funds: Equity Index Funds ■ 2021 Semiannual Report	63

Approval of investment management agreement (unaudited)

the Funds may differ from the management fee rates chargeable to these other funds and accounts, this may be due in part to the fact that these other funds and accounts may: (1) involve less entrepreneurial risk on the part of Advisors; (2) be offered in different types of markets; (3) be provided with different types or levels of services; (4) have different regulatory burdens; and/or (5) target different investors.

Other benefits

The Board also considered additional “fall-out benefits” to Advisors and its affiliates arising from the Agreement. Such benefits include, among others, other fees paid by the Funds to Advisors or its affiliates for other services, such as distribution, administration and investment-related benefits and/or personnel with other clients of Advisors, such as economies of scale to the extent the Funds share investment resources and the ability to incubate strategies within one or more Funds that could be subsequently utilized to manage other non-Fund products. Advisors and its affiliates may also benefit from the level of business and relationships the Funds have with certain service providers. Additionally, the Funds may be utilized as investment options for other products and businesses of Advisors and its affiliates, such as variable products, fund of funds and 529 education savings plans. Also, Advisors and its affiliates may benefit from their relationship with the Funds to the extent that this relationship results in potential investors viewing TIAA, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and non-profit markets and as a single source for all their financial service needs.

Fund-by-fund synopsis of factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. References to “adjusted” relative gross performance means the performance of a Fund minus the impact of net asset value rounding and the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation, as applicable. All time periods referenced below are ended December 31, 2020. Under the Morningstar rating system, an Overall Morningstar Rating of 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2020. For reference, one basis point equals 0.01%. Statements below regarding “net profit” refer to Advisors’ calculation that it earned a profit for the services that it rendered to a Fund during 2020 under the Agreement.

Equity Index Fund

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 2nd and 1st quintiles of both the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”) and the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”), respectively.
•	For the three-year period, the Fund’s adjusted relative gross performance as compared to its benchmark, the Russell 3000® Index, differed by –2 basis points.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Large-Cap Growth Index Fund

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 2nd and 2nd, quintiles of its Expense Group and in the 1st, 2nd and 1st quintiles of its Expense Universe, respectively.
•	For the three-year period, the Fund’s adjusted relative gross performance as compared to its benchmark, the Russell 1000® Growth Index, differed by –1 basis point.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Large-Cap Value Index Fund

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 2nd and 2nd, quintiles of its Expense Group and in the 1st, 2nd and 1st quintiles of its Expense Universe, respectively.
•	For the three-year period, the Fund’s adjusted relative gross performance as compared to its benchmark, the Russell 1000® Value Index, differed by +2 basis points.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

S&P 500 Index Fund

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 2nd, 2nd and 1st quintiles of is Expense Group, respectively, and each were in the 1st quintile of its Expense Universe.
•	For the three-year period, the Fund’s adjusted relative gross performance was the same as compared to its benchmark, the S&P 500® Index.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

64	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

concluded

Small-Cap Blend Index Fund

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	For the three-year period, the Fund’s adjusted relative gross performance as compared to its benchmark, the Russell 2000® Index, differed by +4 basis points.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Emerging Markets Equity Index Fund

•	The Fund’s annual contractual management fee rate is 0.14% of average daily net assets.
•	Effective August 1, 2021, the Fund’s contractual management fee rate will be reduced to 0.12% of average daily net assets, and effective August 1, 2022, the Fund’s contractual management fee rate will be reduced to 0.10% of average daily net assets.
•	The Fund’s total expense ratio and contractual management fee rate were each in the 2nd quintile of both its Expense Group and Expense Universe. The Fund’s actual management fee rate was in the 4th and 3rd quintiles of its Expense Group and Expense Universe, respectively.
•	For the three-year period, the Fund’s adjusted relative gross performance as compared to its benchmark, the MSCI Emerging Markets Index, differed by –10 basis points.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

International Equity Index Fund

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Group and in the 1st, 2nd and 1st quintiles of its Expense Universe, respectively.
•	For the three-year period, the Fund’s adjusted relative gross performance as compared to its benchmark, the MSCI EAFE Index, differed by –6 basis points.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

TIAA-CREF Funds: Equity Index Funds ■ 2021 Semiannual Report	65

Liquidity risk management program

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each series of the Trust covered by this Report (the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage the Funds’ liquidity risk. The Program consists of various provisions relating to assessing and managing Fund liquidity risk, as discussed further below. The Funds’ Board of Trustees (the “Board”) previously approved the designation of Advisors (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the “LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.

At a February 9, 2021 Board meeting, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.

In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and utilize third-party vendor data.

Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.

The Liquidity Rule also limits the Funds’ investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime a Fund’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, no Fund exceeded the 15% limit on illiquid investments.

66	2021 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Additional information about index providers (unaudited)

Russell Indexes

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

Standard & Poor’s Index

The S&P 500® Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by the S&P 500 Index Fund. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). It is not possible to invest directly in an index. The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the fund with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the fund. S&P Dow Jones Indices has no obligation to take the needs of the fund or the owners of the fund into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the fund or the timing of the issuance or sale of fund shares or in the determination or calculation of the equation by which fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the fund. There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

s&p dow jones indices does not guarantee the adequacy, accuracy, timeliness and/or the completeness of the s&p 500 index or any data related thereto or any communication, including but not limited to, oral or written communication (including electronic communications) with respect thereto. s&p dow jones indices shall not be subject to any damages or liability for any errors, omissions, or delays therein. s&p dow jones indices makes no express or implied warranties, and expressly disclaims all warranties, of merchantability or fitness for a particular purpose or use or as to results to be obtained by the fund, owners of the fund, or any other person or entity from the use of the s&p 500 index or with respect to any data related thereto. without limiting any of the foregoing, in no event whatsoever shall s&p dow jones indices be liable for any indirect, special, incidental, punitive, or consequential damages including but not limited to, loss of profits, trading losses, lost time or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability, or otherwise. there are no third party beneficiaries of any agreements or arrangements between s&p dow jones indices and the fund, other than the licensors of s&p dow jones indices.

MSCI Indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

TIAA-CREF Funds: Equity Index Funds ■ 2021 Semiannual Report	67

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How to reach us

Websites

TIAA.org

nuveen.com

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Nuveen Securities, LLC and TIAA-CREF Individual & Institutional Services, LLC, members FINRA, distribute securities products.

This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on the investor’s own objectives and circumstances.

©2021 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

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TIAA-CREF Funds	April 30, 2021

TIAA-CREF

International Fixed-Income Funds

The semiannual report contains the financial statements (unaudited).

Fund name	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class	Class W
Emerging Markets Debt Fund	TEDNX	TEDHX	TEDPX	TEDTX	TEDLX	TEDVX
International Bond Fund	TIBWX	TIBNX	TIBLX	TIBVX	TIBEX	TIBUX

Semiannual
Report

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will not be sent to you by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either (1) updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or (2) contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

For the purposes of this report, “TIAA-CREF Funds” refers only to the TIAA-CREF International Fixed-Income Funds listed on the cover of this report.

This semiannual report contains information about certain TIAA-CREF Funds and describes their results for the six months ended April 30, 2021. The report contains four main sections:

•	A letter from Brad Finkle, President of the TIAA-CREF Fund Complex.
•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the issuers, industries and types of securities in which each fund had investments as of April 30, 2021.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our websites at TIAA.org or nuveen.com, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF International Fixed-Income Funds ■ 2021 Semiannual Report	3

Letter to investors

International fixed-income securities recorded mixed results for the six months ended April 30, 2021. Emerging-markets debt advanced for the period despite rising U.S. bond yields. Foreign investment-grade fixed-rate bonds declined modestly as countries began to recover from the COVID-19 pandemic. For the six months:

•	Emerging-markets debt securities gained 3.3%, as measured by the JP Morgan Emerging Markets Bond Index (EMBI) Global Diversified. Please see page 7 for benchmark definitions.
•	International investment-grade fixed-rate bonds returned –1.4%, as measured by the Bloomberg Barclays Global Aggregate Ex-USD Index (Hedged).
•	The TIAA-CREF Emerging Markets Debt Fund (Institutional Class) advanced 6.6%, while the TIAA-CREF International Bond Fund (Institutional Class) returned –0.2%. Both outperformed their respective benchmarks.

Emerging-markets debt securities advanced in the early months of the period as COVID-19 vaccination approvals improved risk sentiment, oil prices recovered and the U.S. dollar weakened. However, they lost some ground later in the period amid a spike in U.S. bond yields, robust economic data and rising inflation.

International investment-grade fixed-rate bonds declined slightly over the six months. Modest gains early in the period were offset later by the impact of U.S. bond yields that rose sharply amid growing inflation concerns. Economies in the 19-nation euro area contracted during the fourth quarter of 2020 and the first quarter of 2021. Meanwhile, global central banks maintained accommodative monetary policies, keeping interest rates low and conducting bond-buying programs to support their economies.

Foreign bonds posted mixed results versus U.S. bonds

For the six months, international bonds delivered mixed results when compared with the performance of U.S. bonds. International investment-grade securities surpassed the –1.5% return of U.S. investment-grade fixed-rate bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. Emerging-markets debt lagged the 6.6% gain of U.S. high-yield bonds, as measured by the ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index.

The value of a diversified approach

The COVID-19 pandemic presented many global challenges, but it did not affect countries uniformly. Some struggled more than others, and the timing and impact of the virus varied considerably from nation to nation.

4	2021 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

Brad Finkle

As the pandemic evolved, diversification by geography and asset class was a sensible investment strategy to help navigate shifts in global bond markets. It may also serve investors well as the world recovers and gradually returns to more normal levels of business and consumer activities.

Since the progression of recovery among the world’s economies may be difficult to forecast, diversification that includes international fixed-income securities may help to balance market risks and opportunities more effectively, allowing investors to achieve their long-term financial goals. As such, a professionally managed portfolio of foreign bonds within a mutual fund offers investors a prudent way to gain access to this asset class. Keep in mind that while diversification can help reduce volatility, it does not provide a guarantee against market losses.

If you have any questions about your investment in the TIAA International Fixed-Income Funds, please contact your financial advisor or call a TIAA financial consultant at 800-842-2252. We welcome the opportunity to assist you.

/s/ Brad Finkle

Brad Finkle

President of the TIAA-CREF Fund Complex

TIAA-CREF International Fixed-Income Funds ■ 2021 Semiannual Report	5

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our websites at TIAA.org or nuveen.com; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of October 31 or April 30; Form N-PORT filings are as of January 31 or July 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.

Call 202-551-8090 for more information.

Proxy voting

In certain market conditions, the investment portfolio of a fixed-income fund may include shares of common or preferred stock. If that should occur, TIAA-CREF Funds’ ownership of stock would give it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.

6	2021 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

About the funds’ benchmarks

Emerging Markets Debt Fund

The JP Morgan Emerging Markets Bond Index Global Diversified (EMBI-GD Index) is an unmanaged, market-capitalization-weighted, total-return index tracking the traded market for U.S.-dollar-denominated Brady bonds, Eurobonds and other debt instruments issued by sovereign and quasi-sovereign entities. The index limits the weights of those index countries with larger debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding.

International Bond Fund

The Bloomberg Barclays Global Aggregate Ex-USD Index (Hedged) is an unmanaged, global, investment-grade fixed-rate bond market index, including treasury, government-related, corporate and securitized fixed-rate bonds from both developed- and emerging-markets issuers, in 24 local currencies. Securities are SEC registered, taxable, non-dollar denominated and must have a minimum maturity of one year. Securities must be rated investment grade using the middle rating of Moody’s, S&P and Fitch after dropping the highest and lowest available ratings.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’ latest prospectus.

Information has been obtained from sources believed to be reliable but J.P. Morgan does not guarantee its completeness or accuracy. The J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified (EMBI-GD Index) is used with permission. The EMBI-GD Index may not be copied, used, or distributed without J.P. Morgan’s prior written approval. Copyright 2021, J.P. Morgan Chase & Co. All rights reserved.

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

TIAA-CREF International Fixed-Income Funds ■ 2021 Semiannual Report	7

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2020–April 30, 2021).

Actual expenses

The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

8	2021 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

Emerging Markets Debt Fund

Performance for the six months ended April 30, 2021

The Emerging Markets Debt Fund returned 6.61% for the Institutional Class, compared with the 3.26% return of its benchmark, the JP Morgan Emerging Markets Bond Index (EMBI) Global Diversified (“JP Morgan index”). For the one-year period ended April 30, 2021, the Fund returned 22.85% versus 15.97% for the index. The performance table shows returns for all share classes of the Fund.

Emerging-markets debt rose amid a mix of positive and negative economic trends

Emerging-markets (EM) debt, as measured by the JP Morgan index, gained 4.68% in the first three months of the period. COVID-19 vaccination approvals improved risk sentiment, oil prices recovered as Saudi Arabia contained production, the U.S. dollar weakened and the Democratic electoral victory led to the potential for higher levels of fiscal stimulus.

However, EM debt returned –1.35% in the final three months amid a sharp rise in U.S. bond yields triggered by a combination of factors: faster-than-expected vaccine distribution, the passage of a larger-than-expected $1.9 trillion U.S. fiscal stimulus package, robust economic data and a concurrent rise in headline inflation. Furthermore, higher U.S. interest rates and strong growth prospects drove the dollar higher in late March.

Fund surpassed its benchmark

For the period, the Fund outperformed its benchmark largely due to strong security allocations within sovereigns and selections within corporate debt. The allocation to local-currency positions (which outperformed the benchmark’s performance) was positive but not as noteworthy as gains from recovering high-yield markets in sovereigns and corporates.

Sovereign overweight positions in Angola, Zambia and Jamaica, as well as an underweight to Peru, were major contributors. Overweight positions in Oman and Egypt, and underweights to less volatile markets like Panama, Romania, Qatar and the Philippines, also contributed within the U.S. dollar sovereign segment.

Within corporates, Brazilian selections, an underweight and selections in China, along with an underweight to Malaysian quasi-sovereigns and a recovery in a Ghanaian oil producer, all boosted performance. Chilean and United Arab Emirates corporate selections and exposure to pan-Caribbean telecom provider Digicel also benefited. Exposure to Mexico and Ukraine contributed further.

By contrast, the Fund’s performance was hurt by an underweight to sovereigns and certain high-yield markets that had particularly sharp recoveries. Unfavorable security selection in Costa Rica within the corporate sector also detracted.

TIAA-CREF International Fixed-Income Funds ■ 2021 Semiannual Report	9

Emerging Markets Debt Fund

Performance as of April 30, 2021
Emerging Markets Debt Fund				Average annual				Annual operating
		Total return		total return				expenses*
	Inception					since
	date	6 months	1 year	5 years		inception		gross	net
Institutional Class	9/26/14	6.61%	22.85%	6.85%		5.52%		0.62%	0.62%
Advisor Class	12/4/15	6.67	22.83	6.84		5.50	†	0.69	0.69
Premier Class	9/26/14	6.56	22.70	6.68		5.35		0.78	0.78
Retirement Class	9/26/14	6.49	22.59	6.60		5.25		0.87	0.87
Retail Class	9/26/14	6.48	22.54	6.52		5.17		0.93	0.93
Class W	9/28/18	6.92	23.56	7.19	†	5.77	†	0.62	0.00
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified	—	3.26	15.97	5.14		4.93	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
‡	Performance is calculated from the inception date of the Institutional Class.

10	2021 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

Emerging Markets Debt Fund

Expense example

Six months ended April 30, 2021
	Beginning	Ending	Expenses paid
	account value	account value	during period	*
Emerging Markets Debt Fund	(11/1/20)	(4/30/21)	(11/1/20–4/30/21)
Actual return
Institutional Class	$1,000.00	$1,066.10	$3.12
Advisor Class	1,000.00	1,066.68	3.43
Premier Class	1,000.00	1,065.56	3.99
Retirement Class	1,000.00	1,064.88	4.35
Retail Class	1,000.00	1,064.83	4.71
Class W	1,000.00	1,069.25	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,021.77	3.06
Advisor Class	1,000.00	1,021.47	3.36
Premier Class	1,000.00	1,020.93	3.91
Retirement Class	1,000.00	1,020.58	4.26
Retail Class	1,000.00	1,020.23	4.61
Class W	1,000.00	1,024.79	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2021. The Fund’s annualized six-month expense ratios for that period were 0.61% for the Institutional Class, 0.67% for the Advisor Class, 0.78% for the Premier Class, 0.85% for the Retirement Class, 0.92% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 8.

Fund profile
as of 4/30/2021
Net assets	$706.15 million
Portfolio turnover rate*	19%
Number of issues	353
Option-adjusted duration‡	6.89 years
Average maturity§	11.75 years
*	The portfolio turnover rate covers the six-month period from November 1, 2020–April 30, 2021, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF International Fixed-Income Funds ■ 2021 Semiannual Report	11

Emerging Markets Debt Fund

Portfolio composition
% of net assets
Sector	as of 4/30/2021
Foreign government securities	48.6
Corporate bonds	47.0
Bank loan obligations	1.0
Common stocks & rights	0.2
Short-term investments, other assets & liabilities, net	3.2
Total	100.0

Holdings by country
% of portfolio investments
as of 4/30/2021
Mexico	8.0
Brazil	6.7
South Africa	4.6
Indonesia	3.8
Turkey	3.7
India	3.7
Ukraine	3.6
Peru	3.1
59 other nations	59.0
Short-term investments	3.8
Total	100.0
Holdings by maturity
% of fixed-income investments
(excluding short-term investments)
as of 4/30/2021
Less than 1 year	1.9
1–3 years	7.4
3–5 years	12.7
5–10 years	45.1
Over 10 years	32.9
Total	100.0

Holdings by credit quality
% of fixed-income investments
(excluding short-term investments)
as of 4/30/2021
A/A	5.7
Baa/BBB	26.3
Ba/BB	31.8
B/B	22.4
Below B/B	4.5
Non-rated	9.3
Total	100.0

Credit quality ratings are based on the J.P. Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

12	2021 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

International Bond Fund

Performance for the six months ended April 30, 2021

The International Bond Fund returned –0.16% for the Institutional Class, compared with the –1.38% return of its benchmark, the Bloomberg Barclays Global Aggregate Ex-USD Index (Hedged) (“Global Aggregate index”). For the one-year period ended April 30, 2021, the Fund returned 3.79% versus –0.07% for the index. The performance table shows returns for all share classes of the Fund.

International fixed-income markets declined as interest rates spiked

International bond markets began the period with modest gains, buoyed by positive vaccine trial results and continued fiscal and monetary accommodations, which added momentum to the global economic recovery and weakening U.S. dollar trend. However, sentiment shifted during the first quarter of 2021 after a Democratic win in the Senate paved the way for more U.S. stimulus, stoking fears of an overshoot and driving a sharp repricing of U.S. Treasury yields. The U.S.-led move created headwinds across markets with interest rates higher and credit spreads wider, though European bonds outperformed, anchored by a slower recovery.

Global economic growth was uneven as the pandemic’s path and vaccine rollouts varied widely among countries and regions. The economy in the 19-nation euro area contracted year-over-year in both the fourth quarter of 2020 and the first quarter of 2021. Meanwhile, China’s economy grew 18.3% year-over-year, and the U.S. posted 6.4% annualized growth in the first quarter of 2021. As the U.S. recovery gathered steam during the second half of the period, the euro and Japanese yen, along with most emerging-markets (EM) currencies, fell against the dollar.

Fund surpassed its benchmark

For the six-month period, the Fund declined slightly but outperformed its benchmark. Asset allocation was the most significant contributor. Off-benchmark selections in EM credit, particularly holdings in Africa, were key drivers of outperformance. Corporates were also contributors, led by high yield. Security selection also benefited the Fund’s return, led by holdings of certain European Treasuries. Currency positioning also helped, driven by exposure to EM, including the South African rand, Egyptian pound and Mexican peso, while the Japanese yen and Peruvian sol detracted.

By contrast, yield curve positioning was a slight detractor, with U.S. dollar duration as the main drag due to exposure in certain credit positions. Positioning in European and Canadian rates was positive, moderating the overall impact to performance from local interest-rate moves.

TIAA-CREF International Fixed-Income Funds ■ 2021 Semiannual Report	13

International Bond Fund

Performance as of April 30, 2021
International Bond Fund				Average annual		Annual operating
		Total return		total return		expenses*
	Inception			since
	date	6 months	1 year	inception		gross	net
Institutional Class	8/5/16	–0.16%	3.79%	3.19%		0.60%	0.60%
Advisor Class	8/5/16	–0.19	3.76	3.14		0.70	0.70
Premier Class	8/5/16	–0.22	3.61	3.04		0.78	0.75
Retirement Class	8/5/16	–0.28	3.57	2.95		0.85	0.85
Retail Class	8/5/16	–0.37	3.47	2.84		1.07	0.95
Class W	9/28/18	0.19	4.45	3.54	†	0.60	0.00
Bloomberg Barclays Global Aggregate ex-USD Index (Hedged)	—	–1.38	–0.07	2.79	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for Class W that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of Class W. If these actual expenses had been reflected, the performance of Class W shown for these periods would have been different because Class W has different expenses than the Institutional Class.
‡	Performance is calculated from the inception date of the Institutional Class.

14	2021 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

International Bond Fund

Expense example

Six months ended April 30, 2021
	Beginning	Ending	Expenses paid
	account value	account value	during period	*
International Bond Fund	(11/1/20)	(4/30/21)	(11/1/20–4/30/21)
Actual return
Institutional Class	$1,000.00	$ 998.41	$2.92
Advisor Class	1,000.00	998.08	3.42
Premier Class	1,000.00	997.81	3.72
Retirement Class	1,000.00	997.21	4.11
Retail Class	1,000.00	996.25	4.70
Class W	1,000.00	1,001.91	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,021.87	2.96
Advisor Class	1,000.00	1,021.37	3.46
Premier Class	1,000.00	1,021.08	3.76
Retirement Class	1,000.00	1,020.68	4.16
Retail Class	1,000.00	1,020.08	4.76
Class W	1,000.00	1,024.79	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2021. The Fund’s annualized six-month expense ratios for that period were 0.59% for the Institutional Class, 0.69% for the Advisor Class, 0.75% for the Premier Class, 0.83% for the Retirement Class, 0.95% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 8.

Fund profile
as of 4/30/2021
Net assets	$510.68 million
Portfolio turnover rate*	20%
Number of issues	403
Option-adjusted duration‡	7.18 years
Average maturity§	8.42 years

*	The portfolio turnover rate covers the six-month period from November 1, 2020–April 30, 2021, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF International Fixed-Income Funds ■ 2021 Semiannual Report	15

International Bond Fund

Portfolio composition
% of net assets
Sector	as of 4/30/2021
Foreign government securities	68.9
Corporate bonds	20.3
Mortgage-backed securities	1.8
Bank loan obligations	1.0
Commercial mortgage-backed securities	0.8
Asset-backed securities	0.7
Short-term investments, other assets & liabilities, net	6.5
Total	100.0

Holdings by country
% of portfolio investments
as of 4/30/2021
Japan	14.4
United States	13.3
China	9.0
United Kingdom	5.7
Italy	5.3
France	4.4
Spain	3.4
Canada	3.2
65 other nations	37.5
Short-term investments	3.8
Total	100.0
Holdings by maturity
% of fixed-income investments
(excluding short-term investments)
as of 4/30/2021
Less than 1 year	2.8
1–3 years	15.3
3–5 years	15.4
5–10 years	40.9
Over 10 years	25.6
Total	100.0

Holdings by credit quality
% of fixed-income investments
(excluding short-term investments)
as of 4/30/2021
Aaa/AAA	8.3
Aa/AA	13.1
A/A	36.8
Baa/BBB	27.0
Ba/BB	7.9
B/B	5.3
Non-rated	1.6
Total	100.0

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

16	2021 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

Summary portfolio of investments (unaudited)

Emerging Markets Debt Fund  ■  April 30, 2021

					% of net
Principal		Issuer		Value	assets

BANK LOAN OBLIGATIONS
MEXICO
$4,000,000	†,i	Grupo Aeromexico SAB de C.V. LIBOR 1M + 8.000%	9.000%, 8/19/22	$4,015,000	0.5%
3,250,000	†,i	Grupo Aeromexico SAB de C.V. LIBOR 1M + 12.500%	12.613%, 8/19/22	3,323,125	0.5
		TOTAL BANK LOAN OBLIGATIONS (Cost $7,197,022)		7,338,125	1.0

BONDS

CORPORATE BONDS
ARGENTINA				2,837,975	0.4
BRAZIL
3,000,000	g	Amaggi Luxembourg International Sarl	5.250%, 01/28/28	3,135,750	0.4
3,750,000	g	Banco BTG Pactual S.A.	2.750%, 01/11/26	3,562,538	0.5
		Other		29,867,175	4.2
				36,565,463	5.1
CHILE
7,625,000	g	Corp Nacional del Cobre de Chile	3.000%–4.375%, 08/01/27–01/15/51	7,972,253	1.1
		Other		13,686,473	1.9
				21,658,726	3.0
CHINA				16,965,396	2.4
COLOMBIA				8,984,454	1.3
COSTA RICA				2,306,991	0.3
DOMINICAN REPUBLIC				4,640,889	0.7
ECUADOR				2,010,332	0.3
GHANA				2,833,750	0.5
GUATEMALA				3,432,650	0.5
HONG KONG				2,767,202	0.4
INDIA
3,750,000	g	Bharti Airtel Ltd	3.250%, 06/03/31	3,657,899	0.5
		Other		17,435,873	2.5
				21,093,772	3.0
INDONESIA
3,750,000	g	Saka Energi Indonesia PT	4.450%, 05/05/24	3,150,000	0.5
		Other		17,067,874	2.4
				20,217,874	2.9
ISRAEL
3,500,000	g	Mizrahi Tefahot Bank Ltd	3.077%, 04/07/31	3,552,500	0.5
		Other		6,358,040	0.9
				9,910,540	1.4
JAMAICA				536,444	0.1

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2021 Semiannual Report	17

Summary portfolio of investments (unaudited)	continued

Emerging Markets Debt Fund ■ April 30, 2021

					% of net
Principal		Issuer		Value	assets

KAZAKHSTAN
$3,000,000	g	KazMunayGas National Co JSC	3.500%, 04/14/33	$3,186,088	0.5%
		Other		12,162,924	1.7
				15,349,012	2.2
KUWAIT				4,603,233	0.7
MACAU				6,271,688	0.9
MALAYSIA				5,990,688	0.8
MEXICO
5,750,000	†,g,q	Aerovias de Mexico S.A.	7.000%, 02/05/25	3,191,307	0.5
5,100,000		Petroleos Mexicanos	5.350%, 02/12/28	5,010,240	0.7
4,647,000		Petroleos Mexicanos	7.000%, 01/23/30	4,774,792	0.7
		Other		23,001,808	3.2
				35,978,147	5.1
OMAN				4,025,990	0.6
PAKISTAN				977,338	0.1
PANAMA				9,074,354	1.3
PERU				15,803,828	2.2
RUSSIA
3,000,000	g	LUKOIL Securities BV	3.875%, 05/06/30	3,152,400	0.4
		Other		2,753,108	0.4
				5,905,508	0.8
SAUDI ARABIA
3,500,000	g	Arabian Centres Sukuk II Ltd	5.625%, 10/07/26	3,611,510	0.5
				3,611,510	0.5
SOUTH AFRICA
6,525,000	g	Eskom Holdings SOC Ltd	6.350%–8.450%, 08/06/23–08/10/28	6,946,005	1.0
3,000,000		Sasol Financing USA LLC	5.875%, 03/27/24	3,199,500	0.5
3,000,000	g	Transnet SOC Ltd	4.000%, 07/26/22	3,058,021	0.4
		Other		8,598,864	1.2
				21,802,390	3.1
SPAIN				2,977,500	0.4
TANZANIA, UNITED REPUBLIC OF
3,050,000		AngloGold Ashanti Holdings plc	3.750%, 10/01/30	3,154,457	0.4
				3,154,457	0.4
THAILAND
3,000,000	g	Bangkok Bank PCL	5.000%, N/A‡	3,150,000	0.4
		Other		2,759,953	0.4
				5,909,953	0.8
TRINIDAD AND TOBAGO				2,470,461	0.3
TURKEY				11,962,882	1.7
UKRAINE				9,757,521	1.4

18	2021 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Emerging Markets Debt Fund  ■  April 30, 2021

					% of net
Principal		Issuer		Value	assets

UNITED ARAB EMIRATES				$6,131,705	0.9%
ZAMBIA
$3,000,000	g	First Quantum Minerals Ltd	6.875%, 10/15/27	3,292,500	0.5
				3,292,500	0.5
		TOTAL CORPORATE BONDS (Cost $324,539,457)		331,813,123	47.0

GOVERNMENT BONDS
ANGOLA
6,525,000	g	Angolan Government International Bond	8.000%–9.375%, 05/09/28–05/08/48	6,668,231	0.9
				6,668,231	0.9
ARGENTINA				4,000,239	0.6
AZERBAIJAN
3,023,000	g	Southern Gas Corridor CJSC	6.875%, 03/24/26	3,627,842	0.5
				3,627,842	0.5
BAHRAIN				4,617,261	0.7
BARBADOS
3,314,800	g	Barbados Government International Bond	6.500%, 10/01/29	3,372,809	0.5
				3,372,809	0.5
BENIN				1,991,888	0.3
BERMUDA				2,900,762	0.4
BRAZIL
3,100,000		Brazilian Government International Bond	3.875%, 06/12/30	3,077,246	0.4
		Other		7,560,156	1.2
				10,637,402	1.6
CHINA				4,500,017	0.7
COLOMBIA				6,642,827	1.0
COSTA RICA				2,325,000	0.3
COTE D’IVOIRE				2,781,817	0.4
DOMINICAN REPUBLIC
3,425,000	g	Dominican Republic Government International Bond	6.875%, 01/29/26	3,998,687	0.6
4,000,000	g	Dominican Republic Government International Bond	4.875%, 09/23/32	4,186,000	0.6
3,060,000	g	Dominican Republic Government International Bond	7.450%, 04/30/44	3,694,950	0.5
		Other		3,530,097	0.5
				15,409,734	2.2
ECUADOR
4,637,020	g	Ecuador Government International Bond (Step Bond)	0.500%, 07/31/35	3,153,220	0.4
		Other		4,510,751	0.6
				7,663,971	1.0

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2021 Semiannual Report	19

Summary portfolio of investments (unaudited)	continued

Emerging Markets Debt Fund  ■  April 30, 2021

						% of net
	Principal		Issuer		Value	assets

	EGYPT
	$5,225,000	g	Egypt Government International Bond	5.875%, 02/16/31	$5,037,951	0.7%
	4,050,000	g	Egypt Government International Bond	8.500%, 01/31/47	4,179,178	0.6
	EGP, EUR, $
	19,450,000	g	Egypt Government International Bond	5.625%–16.000%, 06/11/22–11/20/59	8,114,207	1.1
					17,331,336	2.4
EL SALVADOR
	$3,100,000	g	El Salvador Government International Bond	7.625%, 02/01/41	3,178,430	0.4
			Other		2,092,800	0.3
					5,271,230	0.7
	GHANA
	10,075,000	g	Ghana Government International Bond	0.000%–8.750%, 04/07/25–03/11/61	9,567,534	1.4
			Other		1,659,701	0.2
					11,227,235	1.6
	GREECE
EUR	2,850,000	g	Hellenic Republic Government International Bond	2.000%, 04/22/27	3,758,415	0.5
					3,758,415	0.5
GUATEMALA					6,459,562	0.9
HONDURAS					1,673,687	0.2
	INDIA				5,495,332	0.8
INDONESIA					7,022,804	1.0
	IRAQ				5,680,012	0.8
	ISRAEL				899,484	0.1
JAMAICA
	$2,950,000		Jamaica Government International Bond	8.000%, 03/15/39	4,144,750	0.6
	3,135,000		Jamaica Government International Bond	7.875%, 07/28/45	4,373,325	0.6
			Other		582,500	0.1
					9,100,575	1.3
	JORDAN
	4,050,000	g	Jordan Government International Bond	4.950%, 07/07/25	4,188,934	0.6
			Other		2,096,008	0.3
					6,284,942	0.9
KAZAKHSTAN					3,712,990	0.5
	KENYA				7,017,431	1.0
	LEBANON				860,106	0.2
	MALAYSIA				973,225	0.1
	MEXICO
	2,775,000		Mexico Government International Bond	4.750%, 04/27/32	3,117,713	0.4
	3,500,000		Mexico Government International Bond	4.280%, 08/14/41	3,570,000	0.5
			Other		4,897,872	0.7
					11,585,585	1.6

20	2021 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Emerging Markets Debt Fund  ■  April 30, 2021

					% of net
Principal		Issuer		Value	assets

MONGOLIA				$2,599,775	0.4%
MOROCCO
$2,850,000	g	Morocco Government International Bond	5.500%, 12/11/42	3,165,267	0.4
		Other		1,944,789	0.3
				5,110,056	0.7
NIGERIA
3,475,000	g	Nigeria Government International Bond	6.500%, 11/28/27	3,673,345	0.5
		Other		3,987,341	0.6
				7,660,686	1.1
OMAN
4,750,000	g	Oman Government International Bond	6.750%, 10/28/27	5,331,808	0.8
		Other		5,870,922	0.8
				11,202,730	1.6
PAKISTAN
3,200,000	g	Pakistan Government International Bond	6.875%, 12/05/27	3,346,320	0.5
		Other		2,628,636	0.4
				5,974,956	0.9
PANAMA
2,850,000		Panama Notas del Tesoro	3.750%, 04/17/26	3,065,175	0.4
				3,065,175	0.4
PARAGUAY				3,854,869	0.5
PERU				6,185,297	0.9
PHILIPPINES				977,930	0.1
QATAR				4,971,897	0.7
REPUBLIC OF SERBIA				4,175,098	0.6
ROMANIA
3,380,000	g	Romanian Government International Bond	3.000%, 02/14/31	3,438,267	0.5
		Other		2,325,939	0.3
				5,764,206	0.8
RUSSIA
2,800,000	g	Russian Foreign Bond – Eurobond	5.100%, 03/28/35	3,296,076	0.5
		Other		5,857,979	0.8
				9,154,055	1.3
RWANDA				2,631,790	0.4
SAUDI ARABIA
9,400,000	g	Saudi Government International Bond	2.250%–3.750%, 10/22/25–02/02/61	9,390,811	1.3
				9,390,811	1.3
SENEGAL				2,905,201	0.4

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2021 Semiannual Report	21

Summary portfolio of investments (unaudited)	continued

Emerging Markets Debt Fund  ■  April 30, 2021

						% of net
	Principal		Issuer		Value	assets

	SOUTH AFRICA
ZAR	59,300,000		South Africa Government International Bond	7.000%, 02/28/31	$3,395,390	0.5%
			Other		7,219,669	1.0
					10,615,059	1.5
	SRI LANKA				2,921,721	0.5
	SUPRANATIONAL
	$2,975,000	g	Banque Ouest Africaine de Developpement	4.700%, 10/22/31	3,167,654	0.4
					3,167,654	0.4
	THAILAND				1,700,490	0.2
TRINIDAD AND TOBAGO					1,098,090	0.2
	TUNISIA				1,029,640	0.1
	TURKEY
	4,350,000		Turkey Government International Bond	4.875%, 04/16/43	3,349,848	0.5
			Other		9,157,165	1.3
					12,507,013	1.8
UGANDA					1,795,215	0.3
	UKRAINE
	5,000,000	g	Ukraine Government International Bond	7.750%, 09/01/25	5,384,800	0.8
	3,500,000	g	Ukraine Government International Bond	7.253%, 03/15/33	3,502,701	0.5
			Other		6,731,542	0.9
					15,619,043	2.2
UNITED ARAB EMIRATES					5,040,068	0.7
	URUGUAY
	5,303,796		Uruguay Government International Bond	4.375%, 01/23/31	6,166,458	0.9
			Other		2,332,957	0.3
					8,499,415	1.2
	UZBEKISTAN
	4,550,000	g	Republic of Uzbekistan Government International Bond	5.375%, 02/20/29	5,081,835	0.7
			Other		1,431,895	0.2
					6,513,730	0.9
	ZAMBIA				3,071,134	0.4
			TOTAL GOVERNMENT BONDS (Cost $343,246,098)		340,696,555	48.2

STRUCTURED ASSETS
	TURKEY				2,232,372	0.4
			TOTAL STRUCTURED ASSETS (Cost $2,224,408)		2,232,372	0.4
			TOTAL BONDS (Cost $670,009,963)		674,742,050	95.6

	Shares		Company

COMMON STOCKS
	BRAZIL				231,278	0.0
UNITED STATES					994,137	0.2
			TOTAL COMMON STOCKS (Cost $1,959,028)		1,225,415	0.2

22	2021 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Emerging Markets Debt Fund  ■  April 30, 2021

					% of net
Principal		Issuer		Value	assets

SHORT-TERM INVESTMENTS

EGYPT				$2,744,258	0.4%

UNITED STATES
$5,040,000	r	Fixed Income Clearing Corp (FICC)	0.005%, 05/03/21	5,040,000	0.7
		Other		2,000,000	0.3
				7,040,000	1.0

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
17,039,061	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.020%	17,039,061	2.4
				17,039,061	2.4
		TOTAL SHORT-TERM INVESTMENTS (Cost $26,810,692)		26,823,319	3.8
		TOTAL PORTFOLIO (Cost $705,976,705)		710,128,909	100.6
		OTHER ASSETS & LIABILITIES, NET		(3,977,802)	(0.6)
			NET ASSETS	$706,151,107	100.0%

Abbreviation(s):

EGP	Egyptian Pound
EUR	Euro
LIBOR	London Interbank Offered Rate
M	Month
ZAR	South African Rand

†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
c	Investments made with cash collateral received from securities on loan.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/21, the aggregate value of these securities, including those in “Other”, is $522,166,679 or 73.9% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
q	In default
r	Agreement with Fixed Income Clearing Corporation (FICC), 0.005% dated 4/30/21 to be repurchased at $5,040,000 on 5/03/21, collateralized by U.S. Treasury Notes valued at $5,140,816.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent less than 1% or less of net assets.

At 4/30/21, the aggregate value of securities on loan is $16,587,627. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Forward foreign currency contracts outstanding as of April 30, 2021 were as follows:

Currency		Currency				Unrealized
to be		to be			Settlement	appreciation
purchased	Receive	sold	Deliver	Counterparty	date	(depreciation	)
	$2,341,007	PEN	9,000,000	Citibank, N.A.	07/30/21	$ (37,617)

Abbreviation(s):

PEN	Peruvian Sol

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2021 Semiannual Report	23

Summary of market values by sector (unaudited)

Emerging Markets Debt Fund  ■  April 30, 2021

		% of net
Sector	Value	assets
GOVERNMENT	$340,696,555	48.2%
ENERGY	62,028,047	8.8
FINANCIALS	59,913,383	8.5
UTILITIES	53,323,839	7.6
MATERIALS	42,177,513	6.0
INDUSTRIALS	40,158,578	5.7
COMMUNICATION SERVICES	36,808,798	5.2
CONSUMER STAPLES	19,349,970	2.7
CONSUMER DISCRETIONARY	13,415,444	1.9
REAL ESTATE	11,119,275	1.6
ASSET BACKED SECURITIES	2,232,372	0.3
INFORMATION TECHNOLOGY	2,081,816	0.3
SHORT-TERM INVESTMENTS	26,823,319	3.8
OTHER ASSETS & LIABILITIES, NET	(3,977,802)	(0.6)
NET ASSETS	$706,151,107	100.0%

24	2021 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Consolidated summary portfolio of investments (unaudited)

International Bond Fund  ■  April 30, 2021

Principal	Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
AUSTRALIA		$383,725	0.1%
CANADA		385,442	0.1
IRELAND		600,180	0.1
LUXEMBOURG		426,521	0.1
UNITED STATES		3,225,957	0.6
	TOTAL BANK LOAN OBLIGATIONS (Cost $5,107,986)	5,021,825	1.0

BONDS

CORPORATE BONDS
AUSTRALIA		1,163,278	0.3
BRAZIL		203,000	0.0
CANADA		2,824,149	0.5
CHILE		2,465,421	0.5
CHINA		1,280,108	0.3
COLOMBIA		786,352	0.2
CZECH REPUBLIC		486,578	0.1
DENMARK		706,522	0.1
FRANCE		4,486,689	1.0
GERMANY		3,651,662	0.7
INDIA		1,972,201	0.3
INDONESIA		691,807	0.2
IRELAND		1,195,453	0.2
ISRAEL		1,003,554	0.2
ITALY		1,541,164	0.3
JAPAN		2,572,634	0.5
KAZAKHSTAN		936,847	0.2
KOREA, REPUBLIC OF		1,249,311	0.2
LUXEMBOURG		1,123,604	0.2
MALAYSIA		860,472	0.2
MEXICO		2,286,731	0.3
NETHERLANDS		768,508	0.1
PANAMA		325,128	0.1
PERU		601,700	0.0

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2021 Semiannual Report	25

Consolidated summary portfolio of investments (unaudited)	continued

International Bond Fund  ■  April 30, 2021

Principal			Issuer		Value	% of net assets
PORTUGAL					$1,243,210	0.2%
QATAR					861,651	0.2
RUSSIA					898,785	0.2
SAUDI ARABIA					835,450	0.3
SINGAPORE					937,715	0.2
SPAIN					882,000	0.2
SWITZERLAND					3,866,515	0.7
TANZANIA, UNITED REPUBLIC OF					465,412	0.1
THAILAND					495,032	0.1
UNITED ARAB EMIRATES					1,698,626	0.4
UNITED KINGDOM					8,321,769	1.7
UNITED STATES					47,842,368	9.3
			TOTAL CORPORATE BONDS (Cost $97,760,898)		103,531,406	20.3

GOVERNMENT BONDS
ARGENTINA					147,390	0.0
AUSTRALIA
AUD	4,100,000	z	Australia Government Bond	1.000%, 11/21/31	2,929,070	0.6
			Other		5,806,620	1.1
					8,735,690	1.7
BELGIUM
EUR	2,125,000	g	Kingdom of Belgium Government International Bond	0.000%, 10/22/27	2,602,926	0.5
					2,602,926	0.5
BERMUDA					335,750	0.1
BRAZIL					2,739,113	0.5
CANADA
CAD	3,600,000		Canadian Government International Bond	2.000%, 09/01/23	3,040,794	0.6
			Other		9,620,140	2.0
					12,660,934	2.6
CHILE					1,673,369	0.3
CHINA
CNY	61,260,000		China Government International Bond	2.880%, 11/05/23	9,495,287	1.9
	27,700,000		China Government International Bond	2.360%, 07/02/23	4,244,581	0.8
	49,600,000		China Government International Bond	2.940%, 10/17/24	7,687,388	1.5
	60,500,000		China Government International Bond	3.120%, 12/05/26	9,401,995	1.8
	18,900,000		China Government International Bond	3.860%, 07/22/49	3,009,615	0.6
	30,000,000		China Government International Bond	3.390%, 03/16/50	4,362,045	0.9
			Other		5,080,330	0.9
					43,281,241	8.4

26	2021 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Consolidated summary portfolio of investments (unaudited)	continued

International Bond Fund   ■  April 30, 2021

Principal			Issuer		Value	% of net assets
COTE D’IVOIRE					$1,421,691	0.3%
CROATIA					1,187,550	0.2
CYPRUS
EUR	3,475,000	z	Cyprus Government International Bond	0.625%–2.750%, 09/25/28–05/03/49	4,803,499	1.0
					4,803,499	1.0
DOMINICAN REPUBLIC					1,958,546	0.5
ECUADOR					621,162	0.1
EGYPT					4,687,071	1.0
FRANCE
EUR	4,500,000		French Republic Government Bond OAT	0.500%, 05/25/25	5,634,867	1.1
3,775,000			French Republic Government Bond OAT	0.750%, 11/25/28	4,849,224	0.9
2,450,000		g	French Republic Government Bond OAT	0.500%, 05/25/40	2,876,225	0.6
2,500,000		z	UNEDIC ASSEO	0.250%, 07/16/35	2,927,993	0.6
			Other		1,038,054	0.2
					17,326,363	3.4
GERMANY
2,350,000			Bundesrepublik Deutschland Bundesanleihe	0.000%, 02/15/30	2,898,264	0.6
			Other		1,471,653	0.3
					4,369,917	0.9
GHANA					3,401,374	0.7
GREECE
2,300,000		g	Hellenic Republic Government International Bond	1.500%, 06/18/30	2,917,530	0.6
			Other		858,957	0.2
					3,776,487	0.8
GUATEMALA					1,160,500	0.2
HONDURAS					210,000	0.0
HONG KONG					445,659	0.1
HUNGARY					764,170	0.1
ICELAND					1,189,096	0.2
INDIA					443,257	0.0
INDONESIA					4,435,043	0.9
ISRAEL
ILS	5,250,000		Israel Government International Bond	5.500%, 01/31/42	2,588,009	0.5
			Other		2,637,212	0.5
					5,225,221	1.0

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2021 Semiannual Report	27

Consolidated summary portfolio of investments (unaudited)	continued

International Bond Fund   ■  April 30, 2021

	Principal		Issuer		Value	% of net assets
ITALY
EUR	5,525,000		Italy Buoni Poliennali Del Tesoro	2.450%, 10/01/23	$7,074,498	1.4%
	3,950,000		Italy Buoni Poliennali Del Tesoro	1.250%, 12/01/26	5,005,886	1.0
	3,675,000	g	Italy Buoni Poliennali Del Tesoro	0.950%, 09/15/27	4,567,338	0.9
	5,775,000	g	Italy Buoni Poliennali Del Tesoro	0.900%–3.850%, 04/01/31–09/01/51	8,232,280	1.7
					24,880,002	5.0
JAPAN
JPY	628,000,000		Japan Government Five Year Bond	0.100%, 06/20/23	5,773,152	1.1
	557,000,000		Japan Government Ten Year Bond	0.100%, 06/20/28	5,143,742	1.0
	335,000,000		Japan Government Ten Year Bond	0.100%, 06/20/29	3,086,791	0.6
	322,000,000		Japan Government Ten Year Bond	0.100%, 09/20/29	2,965,000	0.6
	325,000,000		Japan Government Ten Year Bond	0.100%, 12/20/29	2,990,216	0.6
	425,000,000		Japan Government Ten Year Bond	0.100%, 06/20/30	3,904,622	0.8
	513,000,000		Japan Government Ten Year Bond	0.100%, 09/20/30	4,708,316	0.9
	525,950,000		Japan Government Thirty Year Bond	2.500%, 09/20/34	6,248,802	1.2
	457,700,000		Japan Government Thirty Year Bond	0.500%, 09/20/46	4,114,155	0.8
	340,000,000		Japan Government Twenty Year Bond	2.100%, 03/20/26	3,444,934	0.7
	278,000,000		Japan Government Twenty Year Bond	0.600%, 12/20/36	2,653,481	0.5
	660,000,000		Japan Government Twenty Year Bond	0.700%, 09/20/38	6,356,972	1.2
	312,000,000		Japan Government Twenty Year Bond	0.400%, 09/20/40	2,827,787	0.6
	787,000,000		Japan Government Twenty Year Bond	0.300%–1.800%, 09/20/31–06/20/39	7,759,574	1.5
			Other		6,746,252	1.3
					68,723,796	13.4
KAZAKHSTAN					1,252,305	0.2
KENYA					1,304,713	0.3
KOREA, REPUBLIC OF
KRW	3,290,000,000		Korea Treasury Bond	1.250%, 12/10/22	2,975,219	0.6
	3,800,000,000		Korea Treasury Bond	1.500%, 03/10/25	3,418,769	0.7
	2,815,000,000		Korea Treasury Bond	2.375%, 09/10/38	2,574,232	0.5
			Other		5,372,052	1.0
					14,340,272	2.8
LEBANON					173,460	0.0
MACEDONIA					2,361,972	0.5
MALAYSIA					1,386,846	0.3
MEXICO					4,246,089	0.8
MOROCCO					2,266,267	0.4
NETHERLANDS					1,055,855	0.2
NEW ZEALAND					1,394,205	0.3
NIGERIA					1,400,628	0.3
NORWAY
NOK	35,620,000	g	Norway Government International Bond	1.375%, 08/19/30	4,260,579	0.8
			Other		1,107,579	0.2
					5,368,158	1.0

28	2021 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Consolidated summary portfolio of investments (unaudited)	continued

International Bond Fund   ■  April 30, 2021

Principal			Issuer		Value	% of net assets
PAKISTAN					$1,027,866	0.2%
PANAMA					1,075,500	0.2
PARAGUAY					1,042,022	0.2
PERU					2,090,663	0.4
PHILIPPINES					977,930	0.2
POLAND
PLN	11,905,000		Republic of Poland Government International Bond	2.750%, 10/25/29	3,428,624	0.7
					3,428,624	0.7
PORTUGAL					4,073,991	0.8
REPUBLIC OF SERBIA					5,203,887	1.0
ROMANIA
RON	9,500,000		Romania Government Bond	4.150%, 01/26/28	2,499,446	0.5
			Other		1,974,863	0.4
					4,474,309	0.9
RUSSIA					1,113,254	0.2
SAUDI ARABIA					1,175,027	0.2
SENEGAL					1,247,560	0.2
SOUTH AFRICA					2,214,837	0.5
SPAIN
EUR	4,600,000	g	Spain Government International Bond	2.750%, 10/31/24	6,137,621	1.2
	2,650,000	g	Spain Government International Bond	1.200%, 10/31/40	3,220,801	0.6
	4,220,000	g	Spain Government International Bond	0.100%–1.400%, 07/30/28–04/30/31	5,199,338	1.0
			Other		1,448,604	0.3
					16,006,364	3.1
SUPRANATIONAL
AUD	4,100,000		International Bank for Reconstruction & Development	2.200%, 02/27/24	3,317,039	0.7
			Other		10,943,188	2.2
					14,260,227	2.9
SWEDEN					969,831	0.2
THAILAND					3,829,515	0.8
TURKEY					589,108	0.1
UKRAINE					3,391,755	0.6
UNITED ARAB EMIRATES					977,588	0.1

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2021 Semiannual Report	29

Consolidated summary portfolio of investments (unaudited)	continued

International Bond Fund   ■  April 30, 2021

	Principal		Issuer		Value	% of net assets
UNITED KINGDOM
GBP	2,425,000		United Kingdom Gilt	1.625%, 10/22/28	$3,588,641	0.7%
	2,720,000		United Kingdom Gilt	4.750%, 12/07/30	5,110,112	1.0
	3,350,000		United Kingdom Gilt	1.750%, 09/07/37	4,996,655	1.0
	2,000,000		United Kingdom Gilt	1.250%, 10/22/41	2,737,480	0.5
			Other		3,683,573	0.7
					20,116,461	3.9
	URUGUAY				1,242,969	0.2
	UZBEKISTAN				1,545,840	0.3
			TOTAL GOVERNMENT BONDS (Cost $338,352,854)		351,832,715	68.9

STRUCTURED ASSETS
	IRELAND				1,852,597	0.4
	UNITED STATES
	$4,540,062	i	Connecticut Avenue Securities Series 2017 C02 (Class 2ED3), LIBOR 1 M + 1.350%	1.456%, 09/25/29	4,560,086	0.9
	4,678,135	i	Connecticut Avenue Securities Series 2017 C05 (Class 1M2), LIBOR 1 M + 2.200%	2.306%, 01/25/30	4,738,571	0.9
			Other		5,749,613	1.1
					15,048,270	2.9
			TOTAL STRUCTURED ASSETS (Cost $16,905,259)		16,900,867	3.3
			TOTAL BONDS (Cost $453,019,011)		472,264,988	92.5

SHORT-TERM INVESTMENTS
	EGYPT
EGP	56,500,000		Egypt Treasury Bill	0.000%, 11/16/21	3,365,953	0.6
					3,365,953	0.6
	UKRAINE				822,652	0.2
	UNITED STATES
	$6,790,000		Federal Farm Credit Bank (FFCB)	0.010%, 05/03/21	6,790,000	1.3
	6,310,000		United States Treasury Bill	0.013%, 05/20/21	6,309,970	1.2
			Other		1,038,000	0.2
					14,137,970	2.7

	Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
	399,975	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.020%,	399,975	0.1
					399,975	0.1
			TOTAL SHORT-TERM INVESTMENTS (Cost $18,726,991)		18,726,550	3.6
			TOTAL PORTFOLIO (Cost $476,853,988)		496,013,363	97.1
			OTHER ASSETS & LIABILITIES, NET		14,669,263	2.9
				NET ASSETS	$510,682,626	100.0%

30	2021 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Consolidated summary portfolio of investments (unaudited)	continued

International Bond Fund   ■  April 30, 2021

Abbreviation(s):		LIBOR	London Interbank Offered Rate
AUD	Australian Dollar	M	Month
CAD	Canadian Dollar	JPY	Japanese Yen
CNY	Chinese Yuan	KRW	South Korean Won
EGP	Egyptian Pound	NOK	Norwegian Krone
EUR	Euro	PLN	Polish Zloty
GBP	Pound Sterling	RON	Romanian Leu
ILS	New Israeli Shekel	UAH	Ukrainian Hryvnia

c	Investments made with cash collateral received from securities on loan.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/21, the aggregate value of these securities, including those in “Other”, is $129,203,154 or 25.3% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
z	All or a portion of this security is owned by TIAA-CREF International Bond Offshore Limited which is a 100% owned subsidiary of the fund.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent less than 1% or less of net assets.

At 4/30/21, the aggregate value of securities on loan is $392,066. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

For ease of presentation, a number of classification categories have been grouped together in the Consolidated summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Forward foreign currency contracts outstanding as of April 30, 2021 were as follows:

Currency		Currency				Unrealized
to be		to be			Settlement	appreciation
purchased	Receive	sold	Deliver	Counterparty	date	(depreciation )
	$2,580,794	NZD	3,580,721	Australia and New Zealand Banking Group	07/30/21	$19,362
	$894,366	BRL	4,877,245	Citibank, N.A.	05/28/21	$(1,079)
	$11,678,125	KRW	12,970,777,159	Citibank, N.A.	05/28/21	75,775
	$1,763,122	PLN	6,665,040	Citibank, N.A.	05/28/21	5,331
	$2,863,320	THB	89,907,108	Citibank, N.A.	05/28/21	(23,537)
Total						$56,490
	$12,043,023	AUD	15,493,551	Morgan Stanley	07/30/21	$102,915
	$161,973,436	EUR	133,687,611	Morgan Stanley	07/30/21	942,745
	$1,977,571	ILS	6,439,004	Morgan Stanley	05/28/21	(5,179)
	$5,448,516	NOK	45,316,742	Morgan Stanley	07/30/21	3,755
Total						$1,044,236
	$13,956,759	CAD	17,269,257	Toronto Dominion Bank	07/30/21	$(95,397)
	$30,557,168	CNY	198,412,580	Toronto Dominion Bank	05/28/21	(17,664)
	$33,322,547	GBP	23,967,621	Toronto Dominion Bank	07/30/21	213,927
	$68,325,071	JPY	7,415,948,575	Toronto Dominion Bank	07/30/21	414,232
	$494,572	SEK	4,132,365	Toronto Dominion Bank	07/30/21	6,014
EUR	343,061		$415,200	Toronto Dominion Bank	07/30/21	(1,973)
	$575,343	ZAR	8,268,024	Toronto Dominion Bank	05/28/21	7,506
Total						$526,645
Total						$1,646,733

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2021 Semiannual Report	31

Consolidated summary portfolio of investments (unaudited)	concluded

International Bond Fund   ■  April 30, 2021

Abbreviation(s):

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	Pound Sterling
ILS	New Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
ZAR	South African Rand

Consolidated summary of market values by sector (unaudited)

International Bond Fund   ■  April 30, 2021

Sector	Value	% of net assets
GOVERNMENT	$351,832,715	68.9%
FINANCIALS	35,393,711	7.0
MORTGAGE SECURITIES	13,151,252	2.6
INDUSTRIALS	10,428,316	2.0
HEALTH CARE	10,147,119	2.0
MATERIALS	9,630,039	1.9
COMMUNICATION SERVICES	9,087,278	1.8
CONSUMER DISCRETIONARY	7,723,939	1.5
CONSUMER STAPLES	7,201,573	1.4
UTILITIES	5,879,886	1.2
ENERGY	5,312,924	1.0
INFORMATION TECHNOLOGY	5,094,671	1.0
ASSET BACKED SECURITIES	3,749,616	0.7
REAL ESTATE	2,653,774	0.5
SHORT-TERM INVESTMENTS	18,726,550	3.6
OTHER ASSETS & LIABILITIES, NET	14,669,263	2.9
NET ASSETS	$510,682,626	100.0%

32	2021 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Statements of assets and liabilities (unaudited)

TIAA-CREF Funds  ■  April 30, 2021

	Emerging Markets Debt Fund	International Bond Fund	§
ASSETS
Portfolio investments, at value*†	$710,128,909	$496,013,363
Cash	2,856	5,517,605
Cash – foreign^	7,599	—
Receivable from securities transactions	6,806,033	1,998,735
Receivable for delayed delivery securities	—	203,488
Receivable from Fund shares sold	7,836,839	8,825,917
Dividends and interest receivable	8,822,154	3,547,413
Due from affiliates	276,689	251,277
Unrealized appreciation on forward foreign currency contracts	—	1,791,562
Other	22,950	13,625
Total assets	733,904,029	518,162,985
LIABILITIES
Management fees payable	314,133	206,220
Service agreement fees payable	7,911	1,408
Distribution fees payable	7,375	405
Overdraft payable	—	5,411,102
Payable for collateral for securities loaned	17,039,061	399,975
Payable for securities transactions	8,582,973	203,872
Payable for delayed delivery securities	1,625,000	999,854
Payable for Fund shares redeemed	18,389	—
Unrealized depreciation on forward foreign currency contracts	37,617	144,829
Payable for trustee compensation	21,363	12,941
Accrued expenses and other payables	99,100	99,753
Total liabilities	27,752,922	7,480,359
NET ASSETS	$706,151,107	$510,682,626
NET ASSETS CONSIST OF:
Paid-in-capital	$701,828,836	$509,977,104
Total distributable earnings (loss)	4,322,271	705,522
NET ASSETS	$706,151,107	$510,682,626
§ Consolidated statement of assets and liabilities (see Note 2)
* Includes securities loaned of	$16,587,627	$392,066
† Portfolio investments, cost	$705,976,705	$476,853,988
^ Foreign cash, cost	$11,823	$—

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2021 Semiannual Report	33

Statements of assets and liabilities (unaudited)	concluded

TIAA-CREF Funds  ■  April 30, 2021

	Emerging Markets Debt Fund	International Bond Fund	§
INSTITUTIONAL CLASS:
Net assets	$66,967,810	$723,497
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	6,649,820	72,690
Net asset value per share	$10.07	$9.95
ADVISOR CLASS:
Net assets	$21,178,864	$116,147
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,097,386	11,682
Net asset value per share	$10.10	$9.94
PREMIER CLASS:
Net assets	$254,981	$102,961
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	25,328	10,285
Net asset value per share	$10.07	$10.01
RETIREMENT CLASS:
Net assets	$20,089,505	$6,517,069
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,996,436	655,865
Net asset value per share	$10.06	$9.94
RETAIL CLASS:
Net assets	$36,170,026	$1,872,827
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	3,596,490	188,374
Net asset value per share	$10.06	$9.94
CLASS W:
Net assets	$561,489,921	$501,350,125
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	55,734,598	50,257,229
Net asset value per share	$10.07	$9.98

34	2021 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Statements of operations (unaudited)

TIAA-CREF Funds  ■  For the period ended April 30, 2021

	Emerging Markets Debt Fund	International Bond Fund §
INVESTMENT INCOME
Interest*	$16,906,648	$4,663,947
Total income	16,906,648	4,663,947
EXPENSES
Management fees	1,779,384	1,189,999
Shareholder servicing — Institutional Class	445	33
Shareholder servicing — Advisor Class	7,320	63
Shareholder servicing — Premier Class	34	29
Shareholder servicing — Retirement Class	25,326	9,926
Shareholder servicing — Retail Class	8,550	6,436
Shareholder servicing — Class W	428	344
Distribution fees — Premier Class	213	77
Distribution fees — Retail Class	34,561	2,403
Administrative service fees	47,981	46,458
Trustee fees and expenses	3,440	2,492
Other expenses	129,026	153,546
Total expenses	2,036,708	1,411,806
Less: Expenses reimbursed by the investment adviser	(1,577,992)	(1,363,703)
Net expenses	458,716	48,103
Net investment income (loss)	16,447,932	4,615,844
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	1,393,613	2,549,515
Forward foreign currency contracts	23,951	(7,989,726)
Foreign currency transactions	(646,795)	960,097
Net realized gain (loss) on total investments	770,769	(4,480,114)
Change in unrealized appreciation (depreciation) on:
Portfolio investments‡	22,831,246	(2,356,158)
Forward foreign currency contracts	(37,617)	2,179,510
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(8,925)	(27,946)
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	22,784,704	(204,594)
Net realized and unrealized gain (loss) on total investments	23,555,473	(4,684,708)
Net increase (decrease) in net assets from operations	$40,003,405	$(68,864)
§ Consolidated statement of operations (see Note 2)
* Net of foreign withholding taxes of	$60,967	$88,934
‡ Includes net change in unrealized foreign capital gains taxes of	$(2,455)	$—

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2021 Semiannual Report	35

Statements of changes in net assets

TIAA-CREF Funds  ■  For the period or year ended

		Emerging Markets Debt Fund		International Bond Fund§
		April 30, 2021	October 31, 2020	April 30, 2021	October 31, 2020
		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$16,447,932	$31,635,194	$4,615,844	$8,448,720
Net realized gain (loss) on total investments		770,769	(6,505,954)	(4,480,114)	(3,428,857)
Net change in unrealized appreciation (depreciation) on total investments		22,784,704	(27,676,391)	(204,594)	7,122,290
Net increase (decrease) in net assets from operations		40,003,405	(2,547,151)	(68,864)	12,142,153
DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(1,197,045)	(1,932,730)	(24,626)	(18,717)
	Advisor Class	(454,058)	(1,224,162)	(3,221)	(2,755)
	Premier Class	(12,092)	(20,748)	(2,701)	(2,704)
	Retirement Class	(401,834)	(815,401)	(212,350)	(145,875)
	Retail Class	(515,492)	(942,624)	(45,719)	(34,693)
	Class W	(12,741,439)	(24,726,109)	(14,770,167)	(11,358,780)
Total distributions		(15,321,960)	(29,661,774)	(15,058,784)	(11,563,524)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	26,415,159	36,895,432	123,194	264,820
	Advisor Class	5,899,521	43,516,755	—	26,741
	Premier Class	950,680	313,046	—	—
	Retirement Class	4,134,914	7,187,365	710,443	4,163,815
	Retail Class	30,865,526	22,685,532	258,939	1,011,790
	Class W	91,057,630	242,777,901	118,272,713	147,706,134
Reinvestments of distributions:	Institutional Class	1,186,281	1,869,418	24,347	18,450
	Advisor Class	451,136	1,217,775	14	—
	Premier Class	6,804	9,592	—	—
	Retirement Class	401,630	814,956	212,062	145,582
	Retail Class	513,046	931,629	45,120	34,055
	Class W	—	—	4,197,582	—
Redemptions:	Institutional Class	(9,640,540)	(31,510,664)	(279,803)	(127,854)
	Advisor Class	(6,582,726)	(36,376,172)	(12,513)	—
	Premier Class	(950,080)	(961,387)	—	—
	Retirement Class	(3,020,196)	(8,259,501)	(2,215,439)	(2,160,854)
	Retail Class	(15,755,295)	(25,226,278)	(216,995)	(490,803)
	Class W	(24,377,022)	(179,189,427)	(34,123,701)	(124,531,451)
Net increase (decrease) from shareholder transactions		101,556,468	76,695,972	86,995,963	26,060,425
Net increase (decrease) in net assets		126,237,913	44,487,047	71,868,315	26,639,054
NET ASSETS
Beginning of period		579,913,194	535,426,147	438,814,311	412,175,257
End of period		$706,151,107	$579,913,194	$510,682,626	$438,814,311

36	2021 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2021 Semiannual Report	37

Statements of changes in net assets	concluded

TIAA-CREF Funds  ■  For the period or year ended

		Emerging Markets Debt Fund		International Bond Fund§
		April 30, 2021	October 31, 2020	April 30, 2021	October 31, 2020
		(unaudited )		(unaudited )
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	2,603,961	3,986,970	12,096	27,135
	Advisor Class	581,997	4,342,304	—	2,623
	Premier Class	95,123	30,996	—	—
	Retirement Class	407,236	732,577	69,421	414,843
	Retail Class	3,056,622	2,320,378	25,416	100,082
	Class W	9,012,721	25,333,944	11,626,121	14,677,615
Shares reinvested:	Institutional Class	118,059	197,686	2,399	1,858
	Advisor Class	44,696	133,732	1	—
	Premier Class	687	971	—	—
	Retirement Class	39,918	87,301	20,913	14,661
	Retail Class	51,155	99,409	4,445	3,426
	Class W	—	—	413,555	—
Shares redeemed:	Institutional Class	(969,644)	(3,334,013)	(28,009)	(12,584)
	Advisor Class	(648,922)	(4,144,550)	(1,217)	—
	Premier Class	(95,775)	(94,089)	—	—
	Retirement Class	(301,143)	(871,948)	(221,518)	(217,345)
	Retail Class	(1,568,812)	(2,597,809)	(21,548)	(49,630)
	Class W	(2,415,327)	(19,108,850)	(3,355,483)	(12,419,796)
Net increase (decrease) from shareholder transactions		10,012,552	7,115,009	8,546,592	2,542,888
§	Consolidated statement of changes in net assets (see Note 2)

38	2021 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2021 Semiannual Report	39

Financial highlights

TIAA-CREF Funds

		Select per share data										Ratios and supplemental data
			Gain (loss) from investment operations
					Net realized									Ratios to average net assets
For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period (in thousands	)	Gross expenses		Net expenses		investment income (loss	)	Portfolio turnover rate
EMERGING MARKETS DEBT FUND
Institutional Class:
4/30/21	#	$ 9.65	$0.23		$ 0.41	$ 0.64	$(0.22)	$ —	$(0.22)	$10.07	6.61%[b]	$ 66,968		0.61%[c]		0.61%[c]		4.64%[c]		19%[b]
10/31/20		10.10	0.50		(0.48)	0.02	(0.47)	—	(0.47)	9.65	0.44	47,256		0.62		0.62		5.22		77
10/31/19		9.18	0.58		0.85	1.43	(0.51)	—	(0.51)	10.10	16.00	40,886		0.63		0.63		6.01		78
10/31/18		10.47	0.58		(1.13)	(0.55)	(0.53)	(0.21)	(0.74)	9.18	(5.58)	16,835		0.65		0.65		5.82		75
10/31/17		10.09	0.59		0.35	0.94	(0.54)	(0.02)	(0.56)	10.47	9.68	337,784		0.65		0.65		5.86		126
10/31/16		9.36	0.57		0.69	1.26	(0.53)	—	(0.53)	10.09	13.93	273,626		0.68		0.65		6.02		125
Advisor Class:
4/30/21	#	9.67	0.23		0.41	0.64	(0.21)	—	(0.21)	10.10	6.67 [b]	21,179		0.67	[c]	0.67	[c]	4.54	[c]	19	[b]
10/31/20		10.13	0.51		(0.51)	0.00 [d]	(0.46)	—	(0.46)	9.67	0.26	20,506		0.69		0.69		5.29		77
10/31/19		9.20	0.57		0.87	1.44	(0.51)	—	(0.51)	10.13	16.00	18,116		0.71		0.71		5.82		78
10/31/18		10.48	0.59		(1.14)	(0.55)	(0.52)	(0.21)	(0.73)	9.20	(5.56)	2,330		0.71		0.71		5.94		75
10/31/17		10.10	0.59		0.35	0.94	(0.54)	(0.02)	(0.56)	10.48	9.64	141		0.70		0.70		5.81		126
10/31/16	‡	9.27	0.52		0.83	1.35	(0.52)	—	(0.52)	10.10	15.05 [b]	113		0.70	[c]	0.67	[c]	6.00	[c]	125
Premier Class:
4/30/21	#	9.65	0.22		0.41	0.63	(0.21)	—	(0.21)	10.07	6.56 [b]	255		0.78	[c]	0.78	[c]	4.44	[c]	19	[b]
10/31/20		10.09	0.51		(0.50)	0.01	(0.45)	—	(0.45)	9.65	0.29	244		0.78		0.78		5.19		77
10/31/19		9.17	0.57		0.85	1.42	(0.50)	—	(0.50)	10.09	15.84	882		0.79		0.79		5.91		78
10/31/18		10.46	0.55		(1.11)	(0.56)	(0.52)	(0.21)	(0.73)	9.17	(5.72)	1,040		0.80		0.80		5.74		75
10/31/17		10.08	0.58		0.34	0.92	(0.52)	(0.02)	(0.54)	10.46	9.53	373		0.82		0.80		5.71		126
10/31/16		9.35	0.56		0.68	1.24	(0.51)	—	(0.51)	10.08	13.78	257		0.84		0.80		5.91		125
Retirement Class:
4/30/21	#	9.64	0.22		0.40	0.62	(0.20)	—	(0.20)	10.06	6.49 [b]	20,089		0.86	[c]	0.85	[c]	4.37	[c]	19	[b]
10/31/20		10.09	0.49		(0.50)	(0.01)	(0.44)	—	(0.44)	9.64	0.18	17,840		0.87		0.87		5.07		77
10/31/19		9.18	0.56		0.84	1.40	(0.49)	—	(0.49)	10.09	15.61	19,204		0.88		0.88		5.79		78
10/31/18		10.46	0.55		(1.11)	(0.56)	(0.51)	(0.21)	(0.72)	9.18	(5.73)	14,626		0.90		0.90		5.55		75
10/31/17		10.08	0.57		0.34	0.91	(0.51)	(0.02)	(0.53)	10.46	9.42	13,333		0.90		0.90		5.63		126
10/31/16		9.35	0.55		0.69	1.24	(0.51)	—	(0.51)	10.08	13.69	7,635		0.93		0.90		5.66		125
Retail Class:
4/30/21	#	9.64	0.22		0.40	0.62	(0.20)	—	(0.20)	10.06	6.48 [b]	36,170		0.92	[c]	0.92	[c]	4.34	[c]	19	[b]
10/31/20		10.09	0.48		(0.49)	(0.01)	(0.44)	—	(0.44)	9.64	0.12	19,832		0.93		0.93		5.01		77
10/31/19		9.18	0.56		0.83	1.39	(0.48)	—	(0.48)	10.09	15.55	22,567		0.92		0.92		5.77		78
10/31/18		10.46	0.55		(1.12)	(0.57)	(0.50)	(0.21)	(0.71)	9.18	(5.79)	6,326		0.99		0.99		5.63		75
10/31/17		10.08	0.56		0.34	0.90	(0.50)	(0.02)	(0.52)	10.46	9.28	1,585		1.17		1.00		5.50		126
10/31/16		9.35	0.54		0.69	1.23	(0.50)	—	(0.50)	10.08	13.61	1,571		1.01		0.99		5.63		125
Class W:
4/30/21	#	9.65	0.26		0.41	0.67	(0.25)	—	(0.25)	10.07	6.92 [b]	561,490		0.61	[c]	0.00	[c]	5.22	[c]	19	[b]
10/31/20		10.11	0.57		(0.50)	0.07	(0.53)	—	(0.53)	9.65	0.98	474,236		0.62		0.00		5.89		77
10/31/19		9.19	0.65		0.84	1.49	(0.57)	—	(0.57)	10.11	16.72	433,771		0.63		0.00		6.68		78
10/31/18	††	9.37	0.05		(0.23)	(0.18)	—	—	—	9.19	(1.92)[b]	401,249		0.64	[c]	0.00	[c]	6.37	[c]	75

40	2021 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2021 Semiannual Report	41

Financial highlights	continued

TIAA-CREF Funds

		Select per share data										Ratios and supplemental data
			Gain (loss) from investment operations
					Net realized									Ratios to average net assets
For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period (in thousands	)	Gross expenses		Net expenses		investment income (loss	)	Portfolio turnover rate
INTERNATIONAL BOND FUND§
Institutional Class:
4/30/21	#	$10.24	$0.07		$(0.08)	$(0.01)	$(0.18)	$(0.10)	$(0.28)	$ 9.95	(0.16)%[b]	$ 724		0.59%[c]		0.59%[c]		1.36%[c]		20%[b]
10/31/20		10.27	0.14		0.10	0.24	(0.27)	—	(0.27)	10.24	2.39	883		0.62		0.60		1.43		50
10/31/19		9.71	0.19		0.91	1.10	(0.54)	—	(0.54)	10.27	11.63	717		0.67		0.62		1.87		51
10/31/18		9.89	0.19		(0.18)	0.01	(0.19)	—	(0.19)	9.71	0.07	487		0.70		0.65		1.87		62
10/31/17		9.87	0.16		0.12	0.28	(0.25)	(0.01)	(0.26)	9.89	2.92	244,048		0.70		0.65		1.64		133
10/31/16	†	10.00	0.03		(0.16)	(0.13)	—	—	—	9.87	(1.30)[b]	227,410		1.82	[c]	0.65	[c]	1.28	[c]	18	[b]
Advisor Class:
4/30/21	#	10.23	0.06		(0.07)	(0.01)	(0.18)	(0.10)	(0.28)	9.94	(0.19)[b]	116		0.69	[c]	0.69	[c]	1.26	[c]	20	[b]
10/31/20		10.27	0.14		0.09	0.23	(0.27)	—	(0.27)	10.23	2.30	132		0.64		0.62		1.42		50
10/31/19		9.71	0.18		0.91	1.09	(0.53)	—	(0.53)	10.27	11.60	106		0.70		0.65		1.85		51
10/31/18		9.90	0.18		(0.18)	0.00 [d]	(0.19)	—	(0.19)	9.71	(0.06)	102		0.71		0.66		1.83		62
10/31/17		9.87	0.16		0.13	0.29	(0.25)	(0.01)	(0.26)	9.90	2.98	992		0.70		0.65		1.66		133
10/31/16	†	10.00	0.02		(0.15)	(0.13)	—	—	—	9.87	(1.30)[b]	987		1.96	[c]	0.80	[c]	0.94	[c]	18	[b]
Premier Class:
4/30/21	#	10.29	0.06		(0.07)	(0.01)	(0.17)	(0.10)	(0.27)	10.01	(0.22)[b]	103		0.79	[c]	0.75	[c]	1.20	[c]	20	[b]
10/31/20		10.34	0.13		0.08	0.21	(0.26)	—	(0.26)	10.29	2.14	106		0.80		0.77		1.28		50
10/31/19		9.77	0.17		0.92	1.09	(0.52)	—	(0.52)	10.34	11.48	106		0.83		0.79		1.71		51
10/31/18		9.89	0.17		(0.17)	0.00 [d]	(0.12)	—	(0.12)	9.77	(0.04)	100		0.86		0.80		1.69		62
10/31/17		9.87	0.15		0.12	0.27	(0.24)	(0.01)	(0.25)	9.89	2.82	989		0.84		0.79		1.51		133
10/31/16	†	10.00	0.02		(0.15)	(0.13)	—	—	—	9.87	(1.30)[b]	987		2.50	[c]	0.80	[c]	0.94	[c]	18	[b]
Retirement Class:
4/30/21	#	10.22	0.06		(0.08)	(0.02)	(0.16)	(0.10)	(0.26)	9.94	(0.28)[b]	6,517		0.83	[c]	0.83	[c]	1.11	[c]	20	[b]
10/31/20		10.27	0.12		0.09	0.21	(0.26)	—	(0.26)	10.22	2.13	8,041		0.87		0.85		1.18		50
10/31/19		9.71	0.16		0.91	1.07	(0.51)	—	(0.51)	10.27	11.36	5,903		0.91		0.87		1.62		51
10/31/18		9.88	0.16		(0.18)	(0.02)	(0.15)	—	(0.15)	9.71	(0.18)	4,326		0.95		0.90		1.61		62
10/31/17		9.86	0.14		0.13	0.27	(0.24)	(0.01)	(0.25)	9.88	2.79	2,883		0.95		0.90		1.44		133
10/31/16	†	10.00	0.02		(0.16)	(0.14)	—	—	—	9.86	(1.40)[b]	1,389		2.53	[c]	0.90	[c]	0.84	[c]	18	[b]
Retail Class:
4/30/21	#	10.22	0.05		(0.08)	(0.03)	(0.15)	(0.10)	(0.25)	9.94	(0.37)[b]	1,873		1.50	[c]	0.95	[c]	1.00	[c]	20	[b]
10/31/20		10.28	0.11		0.09	0.20	(0.26)	—	(0.26)	10.22	1.98	1,840		1.09		0.96		1.08		50
10/31/19		9.71	0.15		0.92	1.07	(0.50)	—	(0.50)	10.28	11.36	1,297		1.17		0.99		1.50		51
10/31/18		9.88	0.15		(0.18)	(0.03)	(0.14)	—	(0.14)	9.71	(0.36)	1,077		1.13		1.00		1.50		62
10/31/17		9.86	0.14		0.12	0.26	(0.23)	(0.01)	(0.24)	9.88	2.73	1,692		0.96		0.90		1.42		133
10/31/16	†	10.00	0.02		(0.16)	(0.14)	—	—	—	9.86	(1.40)[b]	1,144		4.29	[c]	1.00	[c]	0.75	[c]	18	[b]

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Financial highlights	concluded

TIAA-CREF Funds

		Select per share data										Ratios and supplemental data
			Gain (loss) from investment operations
					Net realized									Ratios to average net assets
For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period (in thousands	)	Gross expenses		Net expenses		investment income (loss	)	Portfolio turnover rate
INTERNATIONAL BOND FUND§ continued
Class W:
4/30/21	#	$10.29	$0.10		$(0.07)	$ 0.03	$(0.24)	$(0.10)	$(0.34)	$ 9.98	0.19%[b]	$501,350		0.59%[c]		0.00%[c]		1.96%[c]		20%[b]
10/31/20		10.28	0.21		0.08	0.29	(0.28)	—	(0.28)	10.29	2.95	427,813		0.62		0.00		2.05		50
10/31/19		9.71	0.25		0.92	1.17	(0.60)	—	(0.60)	10.28	12.44	404,046		0.66		0.00		2.49		51
10/31/18	††	9.74	0.02		(0.05)	(0.03)	—	—	—	9.71	(0.31)[b]	336,319		0.67	[c]	0.00	[c]	2.98	[c]	62

#	Unaudited
§	Consolidated financial highlights (see Note 2)
†	The Fund commenced operations on August 5, 2016.
††	Class W commenced operations on September 28, 2018.
‡	The Advisor Class commenced operations on December 4, 2015.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.

44	2021 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2021 Semiannual Report	45

Notes to financial statements (unaudited)

TIAA-CREF Funds

Note 1—organization

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Emerging Markets Debt Fund and International Bond Fund (collectively the “Funds” or individually, the “Fund”).

Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.

The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.

The Funds offer six share classes: Institutional Class, Advisor Class, Premier Class, Retirement Class, Retail Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

Note 2—significant accounting policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

46	2021 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

Multiclass operations and allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Foreign currency transactions and translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received and are recognized as a component of “Net realized gain (loss) on total investments” on the Statements of operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “change in Net unrealized appreciation (depreciation) of investments and foreign currency” on the Statements of operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments” on the Statements of operations, when applicable.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of operations.

Indemnification: Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of

TIAA-CREF International Fixed-Income Funds ■ 2021 Semiannual Report	47

Notes to financial statements (unaudited)

their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

Basis for consolidation: The International Bond Fund is presented on a consolidated basis with the TIAA-CREF International Bond Fund Offshore Limited (“Subsidiary”), a wholly owned subsidiary of the International Bond Fund organized under the laws of the Cayman Islands. The Subsidiary commenced operations on March 1, 2017 and is intended to provide the Fund with exposure to Regulation S fixed-income securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private placement transactions with the SEC pursuant to Regulation S under the Securities Act of 1933, as amended. The Subsidiary is advised by Advisors and has the same investment objective as the Fund, but unlike the Fund, it may invest in Regulation S securities without limitation. As of April 30, 2021, the net assets of the Subsidiary were $46,815,864 representing 9% of the Fund’s consolidated net assets. All inter-company transactions and balances have been eliminated.

Select financial information related to the Subsidiary is as follows:

Total market value of investments	$46,426,460
Net assets	46,815,864
Net investment income (loss)	252,126
Net realized gain (loss)	425,792
Net change in unrealized appreciation (depreciation)	(24,959)

New accounting pronouncement: In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional

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continued

analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.

New rule issuance: In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds’ financial statements.

Note 3—valuation of investments

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

•	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
•	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

TIAA-CREF International Fixed-Income Funds ■ 2021 Semiannual Report	49

Notes to financial statements (unaudited)

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Debt securities: Prices of fixed-income securities are generally provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Advisor. These securities are generally classified as Level 2.

Exchange-traded equity securities, common and preferred stock: Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and ask prices is utilized and the securities are generally classified as Level 2.

For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. These foreign securities are generally classified as Level 2.

Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Board and are classified as Level 2.

Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash

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continued

flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of April 30, 2021, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Emerging Markets Debt
Africa/Middle East	$—	$185,699,550	$4,450,553	$190,150,103
Asia	—	140,163,431	1,400,304	141,563,735
Europe	—	81,581,240	2,232,370	83,813,610
Latin America	231,278	250,875,499	12,509,574	263,616,351
North America	—	994,137	—	994,137
All other debt investments*	—	3,167,654	—	3,167,654
Short-term investments	17,039,061	9,784,258	—	26,823,319
Forward foreign currency contracts**	—	(37,617)	—	(37,617)
Total	$17,270,339	$672,228,152	$20,592,801	$710,091,292
International Bond
Africa/Middle East	$—	$30,186,668	$173,460	$30,360,128
Asia	—	151,433,395	1,252,305	152,685,700
Australasia	—	11,676,897	—	11,676,897
Europe	—	160,339,189	766,146	161,105,335
Latin America	—	25,211,403	—	25,211,403
North America	—	81,987,124	—	81,987,124
All other debt investments*	—	14,260,226	—	14,260,226
Short-term investments	399,975	18,326,575	—	18,726,550
Forward foreign currency contracts**	—	1,646,733	—	1,646,733
Total	$399,975	$495,068,210	$2,191,911	$497,660,096

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments are not reflected in the market value of portfolio investments.

The following table is a reconciliation of the Emerging Markets Debt Fund’s investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments
Balance as of October 31, 2020	$23,258,282
Purchases	1,047,520
Sales	(6,093,841)
Gains (losses)	(1,259,148)
Change in unrealized appreciation (depreciation)	6,483,353
Transfers out of Level 3	(3,374,419)
Transfers into Level 3	531,054
Balance as of April 30, 2021	$20,592,801

TIAA-CREF International Fixed-Income Funds ■ 2021 Semiannual Report	51

Notes to financial statements (unaudited)

The following table summarizes the significant unobservable inputs used to value Level 3 investments in the Emerging Markets Debt Fund as of April 30, 2021:

	Fair value	Valuation technique	Unobservable input	Range (weighted average)§
Bank loan obligations	$7,338,125	Broker quote	*
Corporate bonds	4,012,073	Recent market transaction	Discount	44.5%–98.8% (51.8%)
Government bonds	1,919,616	Broker quote	*
Government bonds	5,090,615	Recent market transaction	Discount	39.0%–87.8% (51.3%)
Structured assets	2,232,372	Broker quote	*
Total	$20,592,801

*	Single source broker quote.
§	Unobservable inputs were weighted by the relative fair value of the instruments.

Note 4—investments

Repurchase agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.

The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of assets and liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of assets and liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special “tri-party” custodian on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.

As of April 30, 2021, securities lending transactions are for fixed income securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on

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continued

invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

At April 30, 2021, the total value of securities on loan and the total value of collateral received were as follows:

Fund	Aggregate value of securities on loan	Cash collateral received*	Non-cash collateral received	Total collateral received
Emerging Markets Debt	$16,587,627	$17,039,061	$—	$17,039,061
International Bond	392,066	399,975	—	399,975

*	May include cash and investment of cash collateral

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have segregated securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.

Zero coupon securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended April 30, 2021 were as follows:

Fund	Non-U.S. government purchases	U.S. government purchases	Non-U.S. government sales	U.S. government sales
Emerging Markets Debt	$220,449,568	$—	$117,808,178	$—
International Bond	132,227,174	9,378,896	91,263,878	—

Note 5—derivative investments

Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates,

TIAA-CREF International Fixed-Income Funds ■ 2021 Semiannual Report	53

Notes to financial statements (unaudited)

or other variables. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statements of operations, when applicable.

At April 30, 2021, the following Funds have invested in derivative contracts which are reflected in the Statements of assets and liabilities as follows:

	Asset derivatives		Liability derivatives
Derivative contract	Location	Fair value amount	Location	Fair value amount
Emerging Markets Debt Fund
Foreign-exchange contracts			Forward foreign currency contracts	$ (37,617)
International Bond Fund
Foreign-exchange contracts	Forward foreign currency contracts	$1,791,562	Forward foreign currency contracts	(144,829)

For the period ended April 30, 2021, the effect of derivative contracts on the Funds’ Statements of operations was as follows:

Derivative contract	Location	Realized gain (loss	)	Change in unrealized appreciation (depreciation	)
Emerging Markets Debt Fund
Foreign-exchange contracts	Forward foreign currency contracts	$23,951		$(37,617)
International Bond Fund
Foreign-exchange contracts	Forward foreign currency contracts	(7,989,726)		2,179,510

Forward foreign currency contracts: Certain Funds are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use forward foreign currency contracts (“forwards”), including non-deliverable forwards (“NDFs”), to, among other things, hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future date at a locked exchange rate. NDFs allow hedging of currencies where government regulations restrict foreign access to local currency or the parties want to compensate for risk without a physical exchange of funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or depreciation in the Statements of assets and liabilities. The Funds realize gains and losses at the time the forward is closed. Realized and unrealized gains and losses are included in the Statements of operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts; from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statements of assets and liabilities. During the period ended April 30, 2021, the Emerging Markets Debt Fund and International Bond Fund had exposure to forward

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continued

contracts, based on underlying notional values, generally between 0% and 69% of net assets. The forward contracts outstanding as of April 30, 2021 are disclosed in the Summary portfolio of investments and the full Schedules of Investments.

Note 6—income tax and other tax matters

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Net unrealized appreciation (depreciation): At April 30, 2021, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)
Emerging Markets Debt	$706,054,277	$27,609,165	$(23,572,150)	$4,037,015
International Bond	497,972,503	26,324,740	(26,637,147)	(312,407)

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

TIAA-CREF International Fixed-Income Funds ■ 2021 Semiannual Report	55

Notes to financial statements (unaudited)

Distributions to shareholders: The tax character of distributions paid to shareholders during the year ended October 31, 2020 was as follows:

	10/31/2020
Fund	Ordinary income	Long-term capital gains	Total
Emerging Markets Debt	$29,661,774	$ —	$29,661,774
International Bond	11,562,337	1,187	11,563,524

The tax character of the fiscal year 2021 distributions will be determined at the end of the fiscal year.

Note 7—investment adviser and other transactions with affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

The Subsidiary has entered into an investment management agreement with Advisors. Under this agreement, Advisors provides the same management services to the Subsidiary as it does to the International Bond Fund. Advisors is not compensated directly by the Subsidiary for their services, rather they are provided a management fee on the average net assets of the Fund which includes investments in the Subsidiary. The Fund bears all operating expenses of the Subsidiary.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for providing certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of operations are paid to Advisors under the Service Agreement.

Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

Advisors has contractually agreed to waive and/or reimburse Class W’s shares’ Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. Advisors expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees. The Management fees and Other

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continued

expenses of Class W shares that have been waived by Advisors may be incurred directly or indirectly, all or in part, by investors in Class W shares.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of April 30, 2021, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

	Investment management fee range	Investment management fee—effective rate	Service agreement fee	Distribution fee
			Retirement Class	Premier Class	Retail Class
Emerging Markets Debt	0.45%–0.55%	0.55%	0.25%	0.15%	0.25%
International Bond	0.40%–0.50	0.50	0.25	0.15	0.25

	Maximum expense amounts‡
	Institutional Class	Advisor Class	Premier Class	Retirement Class		Retail Class	Class W§
Emerging Markets Debt	0.65%	0.80%	0.80%	0.85	%a	1.00%	0.65%
International Bond	0.60	0.75	0.75	0.85		0.95	0.60

‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2022. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.
§	Advisors has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. Advisors expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed with approval of the Board of Trustees
[a]	Effective May 1, 2020, Advisors agreed to voluntarily waive a portion of the expense cap for the Emerging Markets Debt Fund Retirement Class. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended April 30, 2021, the Funds engaged in the following security transactions with affiliated entities:

The following is the percentage of the Fund’s shares owned by affiliates as of April 30, 2021:

Underlying Fund	TIAA-CREF Lifecycle Funds
Emerging Markets Debt	79%
International Bond	98

TIAA-CREF International Fixed-Income Funds ■ 2021 Semiannual Report	57

Notes to financial statements (unaudited)

Note 8—emerging markets risks

The Emerging Markets Debt Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Note 9—inter-fund lending program

Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended April 30, 2021, there were no inter-fund borrowing or lending transactions.

Note 10—line of credit

The Funds participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 16, 2020 expiring on June 15, 2021, replacing the previous facility, which expired June 2020. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended April 30, 2021, there were no borrowings under this credit facility by the Funds.

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Note 11—subsequent event

Advisors has agreed to implement voluntary waivers reducing the expense cap for several Funds for one year effective May 1, 2021. These waivers are voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. During this one-year period, the expense cap after the waiver for each Fund is as follows:

Fund	Waiver	Maximum expense amounts
Emerging Markets Debt – Retirement Class	0.12%	0.78%
International Bond – Retail Class	0.02	0.93

TIAA-CREF International Fixed-Income Funds ■ 2021 Semiannual Report	59

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Emerging Markets Debt Fund and TIAA-CREF International Bond Fund

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each series of the Trust. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to the TIAA-CREF Emerging Markets Debt Fund and the TIAA-CREF International Bond Fund (the “Funds”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews the Agreement. None of the Trustees is an interested person of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Under normal circumstances, Section 15(c) requires any initial approval or annual renewal of an investment management agreement to be made at an in-person meeting of the Board. However, due to the COVID-19 pandemic, the Securities and Exchange Commission (“SEC”) issued a temporary, conditional exemptive order (the “SEC Order”), permitting mutual fund boards to vote to approve matters subject to the Section 15(c) in-person approval requirement at a meeting that is not held in person if the board determines that reliance on the SEC Order is necessary or appropriate due to prevailing circumstances related to the current or potential effects of COVID-19 and the board ratifies any action taken pursuant to the SEC Order at its next in-person meeting.

Overview of the renewal process

The Board held a videoconference meeting on March 12, 2021, in order to consider the annual renewal of the Agreement with respect to each applicable Fund using the process established by the Board described further below. At the outset of the meeting, the Board considered reliance upon the SEC Order and determined that such reliance was necessary due to, among other considerations, COVID-19 pandemic-related social distancing requirements, travel restrictions and other governmental mandates imposed for health and safety reasons. The Board noted that it would ratify actions taken at this meeting pursuant to the SEC Order at its next in-person meeting.

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As part of the Board’s established process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee or certain of its designated members worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.

Among other matters, the Operations Committee or certain of its designated members, following consultations with representatives of Advisors, other Board members, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., an independent provider of investment company data. The Operations Committee considered that Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee or certain of its designated members on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data for each Fund, including data relating to each Fund’s management fee rate, total expense ratio, short-term and long-term investment performance, brokerage commission costs and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies (except for brokerage commission costs) and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of each Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board considered, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its reports is to provide an objective view of each Fund’s relative position regarding the level of fees, expenses and performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the Board). The Board considered the propriety of each Fund’s applicable peer group as selected by Broadridge and use of the Institutional Class shares as the base share class for comparison purposes.

In advance of the Board meeting held on March 12, 2021, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following:

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Approval of investment management agreement (unaudited)

(1) further information relating to each Fund’s investment performance and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s management fee rate and performance to other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to the Funds’ direct fee payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Funds at current and foreseeable asset levels, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the SEC (which was presented only to legal counsel for the Trustees); and (9) draft narrative explanations to be included in the shareholder reports of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service. Additionally, the Board received information from management on the impact of the COVID-19 pandemic on the Teachers Insurance and Annuity Association of America (“TIAA”) enterprise generally and the Funds in particular including, among other information, the current and expected impact on the Funds’ performance and operations.

On March 4, 2021, the Board held a videoconference meeting with legal counsel to the Trustees to discuss Advisors’ materials, which led to the Trustees providing additional questions to, and requesting additional information from, Advisors. Subsequently, at the March 12, 2021 meeting, the Trustees were given the opportunity to, and did, ask additional questions and they discussed responses from Advisors to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to each Fund, the Board considered various factors, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) how such economies of scale are shared with the Fund for the benefit

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continued

of its investors, such as, if applicable, through management fee breakpoints; (7) comparisons, if applicable, of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits identified by Advisors derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board considered these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to the March 12, 2021 meeting that included Advisors’ personnel, the Trustees met in executive sessions, at which no representatives of Advisors were present, to discuss the proposed renewal of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the contract renewal process included a series of discussions and meetings leading up to the March 12, 2021 meeting, the oversight and evaluation of Advisors’ services to the Funds by the Board and its Committees is an ongoing process. The Board, as well as its Committees, discussed reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at their regularly scheduled meetings, the Board and its Investment Committee and its other Committees receive and discuss information regarding the performance of the Funds and other matters. Thus, in reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 12, 2021, all Board members voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage various funds and accounts of the College Retirement Equities Fund, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds, including

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Approval of investment management agreement (unaudited)

conducting research, identifying investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the Funds’ investment portfolios; reporting on the investment performance and other metrics of the Funds to the Board on a regular basis; responding to Fund flows; compliance monitoring; coordinating the activities of each Fund’s service providers; and overseeing the provision of various administrative services to the Funds. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.

The Board also considered, among other factors, the performance of each Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Funds, including the impact of recent and anticipated regulatory requirements and operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable or that appropriate actions had been or were being implemented.

Cost and profitability

The Board considered financial and profitability data relating to Advisors’ services to the Funds for the calendar year 2020. The Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial and other risks assumed by Advisors in managing the Funds. The Board considered that

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Advisors had calculated that it had incurred losses with respect to the Funds under the Agreement for the one-year period ended December 31, 2020.

Fees charged by other advisers

The Board considered comparative information regarding each Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the Fund-by-Fund synopsis below. The Board determined that the management fee rate charged to a Fund under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. The Board considered Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of similar mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Funds’ data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund, and whether any such economies are shared with the Funds. The Board also considered the extent to which the current fee rate schedule breakpoints for the Funds affected Advisors’ fees. The Board considered, in connection with the supporting Broadridge reports, Advisors’ position that the maximum fee rate that could be charged to each Fund based on its level of assets under the Agreement is comparatively low in relation to peer groups of mutual funds. Based on all factors considered, the Board concluded that the Funds’ management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.

Fee and performance comparisons with other Advisors clients

The Board considered that Advisors and its affiliate, TIAA-CREF Investment Management, LLC, provide investment management services to other investment companies, including other mutual funds, foreign funds (UCITS), and separately managed accounts that may have similar investment strategies as the Funds. In particular, the Board discussed the management fee rate Advisors charges to a UCITS series that has a similar mandate to the Emerging Markets Debt Fund and the

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Approval of investment management agreement (unaudited)

performance of such UCITS. The Board also considered Advisors’ comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. The Board also considered Advisors’ representation that, while the management fee rates charged to the Funds may differ from the management fee rates chargeable to these other funds and accounts, this may be due in part to the fact that these other funds and accounts may: (1) involve less entrepreneurial risk on the part of Advisors; (2) be offered in different types of markets; (3) be provided with different types or levels of services; (4) have different regulatory burdens; and/or (5) target different investors.

Other benefits

The Board also considered additional “fall-out benefits” to Advisors and its affiliates arising from the Agreement. Such benefits include, among others, other fees paid by the Funds to Advisors or its affiliates for other services, such as distribution, administration and investment-related benefits and/or personnel with other clients of Advisors, such as economies of scale to the extent the Funds share investment resources and the ability to incubate strategies within one or more Funds that could be subsequently utilized to manage other non-Fund products. Advisors and its affiliates may also benefit from the level of business and relationships the Funds have with certain service providers. Additionally, the Funds may be utilized as investment options for other products and businesses of Advisors and its affiliates, such as variable products, fund of funds and 529 education savings plans. Also, Advisors and its affiliates may benefit from their relationship with the Funds to the extent that this relationship results in potential investors viewing TIAA, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and non-profit markets and as a single source for all their financial service needs.

Fund-by-fund synopsis of factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2020. Under the Morningstar rating system, an Overall Morningstar Rating of 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2020. Statements below regarding a Fund’s “effective management fee rate” refer to the overall effective blended fee rate that applied to that Fund after taking into account any

66	2021 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

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breakpoints in the management fee rate schedule for the Fund and any applicable fee waivers and/or expense reimbursements. Statements below regarding “net loss” refer to Advisors’ calculation that it incurred a loss for the services that it rendered to a Fund during 2020 under the Agreement.

Emerging Markets Debt Fund

•	The Fund’s annual contractual management fee rate starts at 0.55% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2020 asset level was 0.550% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee and contractual management fee rate were in the 1st, 2nd and 1st quintiles of the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”), respectively. and were in the 1st, 3rd and 1st quintiles within the universe of comparable funds identified by Broadridge for expense comparison purposes (“Expense Universe”), respectively.
•	The Fund was in the 3rd, 1st and 1st quintiles of both the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) and the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.

International Bond Fund

•	The Fund’s annual contractual management fee rate starts at 0.50% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2020 asset level was 0.500% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 2nd and 1st quintiles of its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 3rd and 1st quintiles of its Expense Universe, respectively.
•	The Fund was in the 5th and 1st quintiles of its Performance Group for the one- and three-year periods, respectively and in the 4th and 2nd quintiles of its Performance Universe for the one- and three-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

TIAA-CREF International Fixed-Income Funds ■ 2021 Semiannual Report	67

Liquidity risk management program

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each series of the Trust covered by this Report (the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage the Funds’ liquidity risk. The Program consists of various provisions relating to assessing and managing Fund liquidity risk, as discussed further below. The Funds’ Board of Trustees (the “Board”) previously approved the designation of Advisors (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the “LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.

At a February 9, 2021 Board meeting, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.

In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and utilize third-party vendor data.

Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.

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The Liquidity Rule also limits the Funds’ investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime a Fund’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, no Fund exceeded the 15% limit on illiquid investments.

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How to reach us

Websites

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800-842-2755

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You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Nuveen Securities, LLC and TIAA-CREF Individual & Institutional Services, LLC, members FINRA, distribute securities products.

This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on the investor’s own objectives and circumstances.

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1614684	A15652 (6/21)

730 Third Avenue New York, NY 10017-3206

1614684	A15652 (6/21)

Item 2. Code of Conduct.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF FUNDS – Growth & Income Fund

TIAA-CREF FUNDS
GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.0%

AUTOMOBILES & COMPONENTS - 2.1%
226,643	*	Aptiv plc	$32,611,661
654,632	*,n	General Motors Co	37,458,043
85,780	*	Tesla, Inc	60,855,763
		TOTAL AUTOMOBILES & COMPONENTS	130,925,467

BANKS - 4.8%
2,509,982		Bank of America Corp	101,729,571
247,972	n	Citigroup, Inc	17,665,525
639,386		Fifth Third Bancorp	25,920,708
1,868,857		ING Groep NV	23,874,610
589,695		JPMorgan Chase & Co	90,700,988
914,870		Wells Fargo & Co	41,214,894
		TOTAL BANKS	301,106,296

CAPITAL GOODS - 7.7%
343,862	*	Builders FirstSource, Inc	16,735,763
81,616		Carlisle Cos, Inc	15,641,706
138,455		Deere & Co	51,346,037
204,435		Dover Corp	30,499,658
370,349		Eaton Corp	52,933,983
309,597	n	Honeywell International, Inc	69,052,515
679,422	*	InPost S.A.	12,946,832
353,642		ITT, Inc	33,351,977
132,188		John Bean Technologies Corp	19,217,491
84,282		Northrop Grumman Corp	29,872,912
206,865		Otis Worldwide Corp	16,108,578
378,574		Raytheon Technologies Corp	31,512,500
398,406		Spirit Aerosystems Holdings, Inc (Class A)	18,203,170
76,377	*	Teledyne Technologies, Inc	34,197,802
263,391		Textron, Inc	16,920,238
173,287		Trane Technologies plc	30,122,479
		TOTAL CAPITAL GOODS	478,663,641

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
107,616		Jacobs Engineering Group, Inc	14,378,574
255,478	*	Stericycle, Inc	19,487,862
231,667		Waste Management, Inc	31,963,096
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	65,829,532

CONSUMER DURABLES & APPAREL - 1.6%
129,656		Brunswick Corp	13,890,047
339,588		Callaway Golf Co	9,831,073
530,294		Levi Strauss & Co	15,304,285
1

TIAA-CREF FUNDS – Growth & Income Fund

SHARES		COMPANY	VALUE

1,213,037	*,n	Mattel, Inc	$26,031,774
395,232		Tempur Sealy International, Inc	15,074,148
69,727		Whirlpool Corp	16,486,949
		TOTAL CONSUMER DURABLES & APPAREL	96,618,276

CONSUMER SERVICES - 3.1%
52,760	*,e	Airbnb, Inc	9,112,180
255,147	*,n	Caesars Entertainment, Inc	24,963,582
14,752	*,n	Chipotle Mexican Grill, Inc (Class A)	22,010,427
57,984		Churchill Downs, Inc	12,263,616
174,213		Darden Restaurants, Inc	25,560,531
285,213	*,n	Expedia Group, Inc	50,263,087
74,424	*	Flutter Entertainment plc	15,251,064
148,182	*	Hilton Worldwide Holdings, Inc	19,071,023
315,546	*,n	Six Flags Entertainment Corp	14,824,351
		TOTAL CONSUMER SERVICES	193,319,861

DIVERSIFIED FINANCIALS - 3.5%
201,899		Blackstone Group, Inc	17,866,042
24,994	*	Coinbase Global, Inc	7,439,214
378,479		Discover Financial Services	43,146,606
1,466,396		Equitable Holdings, Inc	50,194,735
230,546		KKR & Co, Inc	13,044,293
206,347		Lazard Ltd (Class A)	9,283,552
783,221		Morgan Stanley	64,654,894
139,564		Voya Financial, Inc	9,465,230
		TOTAL DIVERSIFIED FINANCIALS	215,094,566

ENERGY - 2.2%
221,495	*	Cheniere Energy, Inc	17,170,292
191,205	n	Chevron Corp	19,707,499
1,119,509	*,n	EQT Corp	21,382,622
398,032	n	Hess Corp	29,657,364
448,067		Marathon Petroleum Corp	24,934,929
147,927		Pioneer Natural Resources Co	22,755,611
		TOTAL ENERGY	135,608,317

FOOD & STAPLES RETAILING - 0.7%
257,924	*	Performance Food Group Co	15,140,139
153,356		Walmart, Inc	21,456,038
28,544	*	Zur Rose Group AG.	9,499,809
		TOTAL FOOD & STAPLES RETAILING	46,095,986

FOOD, BEVERAGE & TOBACCO - 3.4%
193,833		Bunge Ltd	16,363,382
283,006		Coca-Cola Co	15,276,664
74,906	*	Freshpet, Inc	13,844,127
144,534		Hershey Co	23,746,936
310,601		Kraft Heinz Co	12,824,715
500,655		Mondelez International, Inc	30,444,831
305,873	*	Monster Beverage Corp	29,684,975
421,664		PepsiCo, Inc	60,787,082
44,417		Pernod-Ricard S.A.	9,121,770
		TOTAL FOOD, BEVERAGE & TOBACCO	212,094,482
2

TIAA-CREF FUNDS – Growth & Income Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 6.6%
308,919		Abbott Laboratories	$37,094,994
232,377		Danaher Corp	59,009,815
75,054	*	DexCom, Inc	28,978,350
424,285	*,n	Envista Holdings Corp	18,363,055
98,152	*	Guardant Health, Inc	15,604,205
50,846	n	Humana, Inc	22,638,673
55,388	*	IDEXX Laboratories, Inc	30,407,458
481,322		Medtronic plc	63,014,676
102,568	n	STERIS plc	21,643,899
152,259		UnitedHealth Group, Inc	60,720,889
53,627		West Pharmaceutical Services, Inc	17,617,542
189,883		Zimmer Biomet Holdings, Inc	33,639,672
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	408,733,228

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
108,325		Estee Lauder Cos (Class A)	33,992,385
384,868		Procter & Gamble Co	51,349,089
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	85,341,474

INSURANCE - 2.0%
111,983		Everest Re Group Ltd	31,013,692
523,095		Hartford Financial Services Group, Inc	34,503,346
240,234		Lincoln National Corp	15,406,207
673,640		Metlife, Inc	42,863,713
		TOTAL INSURANCE	123,786,958

MATERIALS - 4.8%
106,615		Celanese Corp (Series A)	16,701,240
595,307		CF Industries Holdings, Inc	28,949,779
702,251	n	Corteva, Inc	34,241,759
551,193		Dow, Inc	34,449,562
159,549		DuPont de Nemours, Inc	12,302,823
519,781	n	Freeport-McMoRan, Inc (Class B)	19,600,942
131,942		International Flavors & Fragrances, Inc	18,758,194
250,945		Linde plc	71,730,119
1,345,667	*	Lynas Corp Ltd	5,666,724
185,768	n	Mosaic Co	6,535,318
204,231		PPG Industries, Inc	34,972,516
77,351		Reliance Steel & Aluminum Co	12,400,139
		TOTAL MATERIALS	296,309,115

MEDIA & ENTERTAINMENT - 10.6%
109,483	*	Alphabet, Inc (Class C)	263,867,168
846,468		Comcast Corp (Class A)	47,529,178
444,052	*	Facebook, Inc	144,352,424
97,980	*,n	Netflix, Inc	50,309,791
215,183	*,n	Snap, Inc	13,302,613
120,000	*	Take-Two Interactive Software, Inc	21,045,600
283,019	*,n	Twitter, Inc	15,628,309
400,670	n	ViacomCBS, Inc (Class B)	16,435,484
456,753	*	Walt Disney Co	84,965,193
		TOTAL MEDIA & ENTERTAINMENT	657,435,760
3

TIAA-CREF FUNDS – Growth & Income Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.4%
69,891	*	10X Genomics, Inc	$13,824,440
616,794	n	AbbVie, Inc	68,772,531
245,153		AstraZeneca plc (ADR)	13,184,744
1,001,436	*	Avantor, Inc	32,086,009
178,826	*	Axsome Therapeutics, Inc	10,811,820
413,955		Bristol-Myers Squibb Co	25,839,071
163,543	*	Catalent, Inc	18,393,681
432,733		Daiichi Sankyo Co Ltd	11,052,179
246,656	*	Genmab A.S. (ADR)	9,094,207
212,328		Gilead Sciences, Inc	13,476,458
254,866	*,n	Horizon Therapeutics Plc	24,115,421
159,613	*	Ionis Pharmaceuticals, Inc	6,834,629
144,520	*	IQVIA Holdings, Inc	33,917,399
27,928	*	Lonza Group AG.	17,754,224
342,961		Merck & Co, Inc	25,550,594
96,529		Merck KGaA	16,958,636
1,525,246		Pfizer, Inc	58,950,758
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	400,616,801

REAL ESTATE - 1.0%
303,308		Prologis, Inc	35,344,481
219,674		Simon Property Group, Inc	26,743,113
		TOTAL REAL ESTATE	62,087,594

RETAILING - 7.8%
73,332	*	Amazon.com, Inc	254,272,843
187,807	*,n	Children’s Place, Inc	14,714,678
530,713	*,e	Coupang, Inc	22,236,875
55,550		Dollar General Corp	11,929,363
208,374	n	Home Depot, Inc	67,444,413
23,768		Kering	19,045,570
654,951	*,e	Petco Health & Wellness Co, Inc	15,469,943
241,958		Target Corp	50,148,215
1,988,150	*	THG Holdings Ltd	17,023,548
396,787	*	Urban Outfitters, Inc	14,244,653
		TOTAL RETAILING	486,530,101

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.7%
217,224	*,n	Advanced Micro Devices, Inc	17,729,823
246,714	n	Applied Materials, Inc	32,741,415
24,560		ASML Holding NV (ADR)	15,917,336
71,923		Broadcom, Inc	32,811,273
172,077	*,n	Cree, Inc	17,107,895
62,331	*,n	Enphase Energy, Inc	8,679,592
654,469		Intel Corp	37,651,601
460,857		Marvell Technology, Inc	20,835,345
68,674	n	Monolithic Power Systems, Inc	24,817,410
119,734		NVIDIA Corp	71,885,899
153,926		NXP Semiconductors NV	29,632,294
196,793		QUALCOMM, Inc	27,314,868
104,781		Skyworks Solutions, Inc	18,999,939
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	356,124,690
4

TIAA-CREF FUNDS – Growth & Income Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 11.7%
336,924	*	Fiserv, Inc	$40,471,311
70,374		Global Payments, Inc	15,104,372
170,841	*,n	Liveperson, Inc	9,336,461
253,026		Mastercard, Inc (Class A)	96,671,113
1,344,399		Microsoft Corp	339,030,540
225,468	*	PayPal Holdings, Inc	59,138,002
295,714	*	salesforce.com, Inc	68,108,848
74,258	*	ServiceNow, Inc	37,602,023
103,594	*	Synopsys, Inc	25,593,934
42,735	*	Twilio, Inc	15,717,933
108,738	*,e	UiPath, Inc	7,829,136
57,007	*	Zscaler, Inc	10,696,793
		TOTAL SOFTWARE & SERVICES	725,300,466

TECHNOLOGY HARDWARE & EQUIPMENT - 8.1%
2,701,633	n	Apple, Inc	355,156,674
236,680	*	Calix, Inc	10,009,197
280,472	*	Ciena Corp	14,155,422
1,078,770		Cisco Systems, Inc	54,920,181
176,910		Cognex Corp	15,235,489
579,153	*	Stratasys Ltd	12,978,819
298,754		TE Connectivity Ltd	40,173,450
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	502,629,232

TELECOMMUNICATION SERVICES - 0.5%
36,078		Cogent Communications Group, Inc	2,720,653
214,142	*	T-Mobile US, Inc	28,294,583
		TOTAL TELECOMMUNICATION SERVICES	31,015,236

TRANSPORTATION - 2.2%
431,580	*,n	Delta Air Lines, Inc	20,249,734
136,469		DSV AS	30,403,945
40,419	*	Saia, Inc	9,478,255
158,030	*	Uber Technologies, Inc	8,655,303
107,446		Union Pacific Corp	23,862,682
226,638		United Parcel Service, Inc (Class B)	46,202,423
		TOTAL TRANSPORTATION	138,852,342

UTILITIES - 1.0%
156,252		Eversource Energy	13,472,048
607,744	n	NextEra Energy, Inc	47,106,237
		TOTAL UTILITIES	60,578,285

		TOTAL COMMON STOCKS	6,210,697,706
		(Cost $3,157,514,886)

PURCHASED OPTIONS - 0.0%

CAPITAL GOODS - 0.0%
5,500	n	Boeing Co	12,650
		TOTAL CAPITAL GOODS	12,650
5

TIAA-CREF FUNDS – Growth & Income Fund

SHARES		COMPANY	VALUE

MATERIALS - 0.0%
62,000	n	DuPont de Nemours, Inc	$63,240
		TOTAL MATERIALS	63,240
MEDIA & ENTERTAINMENT - 0.0%
70,000		ViacomCBS, Inc	128,100
		TOTAL MEDIA & ENTERTAINMENT	128,100

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
27,400	n	QUALCOMM, Inc	52,608
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	52,608

SOFTWARE & SERVICES - 0.0%
72,000	n	Anaplan, Inc	439,200
		TOTAL SOFTWARE & SERVICES	439,200

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
50,000	n	Lumentum Holdings, Inc	311,567
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	311,567
		TOTAL PURCHASED OPTIONS	1,007,365
		(Cost $1,944,787)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.2%

GOVERNMENT AGENCY DEBT - 0.1%
$2,565,000		Federal Home Loan Bank (FHLB)	0.010%	05/14/21	2,565,000
1,000,000		FHLB	0.005	05/19/21	1,000,000
2,000,000		FHLB	0.017	06/22/21	2,000,000
		TOTAL GOVERNMENT AGENCY DEBT			5,565,000

REPURCHASE AGREEMENT - 0.2%
14,405,000	r	Fixed Income Clearing Corp (FICC)	0.005	05/03/21	14,405,000
		TOTAL REPURCHASE AGREEMENT			14,405,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.9%
55,595,849	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.020		55,595,849
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			55,595,849

		TOTAL SHORT-TERM INVESTMENTS			75,565,849
		(Cost $75,565,788)
		TOTAL INVESTMENTS - 101.2%			6,287,270,920
		(Cost $3,235,025,461)
		OTHER ASSETS & LIABILITIES, NET - (1.2)%			(73,370,941)
		NET ASSETS - 100.0%			$6,213,899,979
6

TIAA-CREF FUNDS – Growth & Income Fund

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $52,658,433.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
r	Agreement with Fixed Income Clearing Corporation, 0.005% dated 4/30/21 to be repurchased at $14,405,000 on 5/3/21, collateralized by U.S. Treasury Notes valued at $14,693,104.

Purchased options outstanding as of April 30, 2021 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Anaplan, Inc, Call	720	$582,368	$67 .50	11/19/21	$439,200
Boeing Co, Call	55	166,927	250 .00	05/21/21	12,650
DuPont de Nemours, Inc, Call	620	325,522	87 .50	07/16/21	63,240
Lumentum Holdings, Inc, Call	500	311,567	92 .50	09/17/21	311,567
QUALCOMM, Inc, Call	274	77,478	150 .00	06/18/21	52,608
ViacomCBS, Inc, Call	700	480,925	52 .50	09/17/21	128,100
Total	2,869	$1,944,787			$1,007,365

Written options outstanding as of April 30, 2021 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
AbbVie, Inc, Put	480	$(47,204)	$82 .50	05/21/21	$(6,240)
ACADIA Pharmaceuticals, Inc, Put	500	(157,396)	17 .50	01/21/22	(108,750)
Advanced Micro Devices, Inc, Call	400	(64,498)	100 .00	06/18/21	(23,600)
Altria Group, Inc, Put	1,000	(33,735)	40 .00	05/21/21	(7,000)
Anaplan, Inc, Call	720	(452,313)	72 .50	11/19/21	(331,200)
Anaplan, Inc, Put	720	(262,536)	50 .00	11/19/21	(324,000)
Apple, Inc, Call	1,000	(204,963)	150 .00	07/16/21	(111,000)
Apple, Inc, Call	1,268	(1,361,921)	150 .00	09/17/21	(374,060)
Apple, Inc, Put	616	(208,185)	110 .00	05/21/21	(7,392)
Apple, Inc, Put	924	(299,342)	105 .00	06/18/21	(27,720)
Apple, Inc, Put	1,268	(447,511)	110 .00	06/18/21	(54,524)
Applied Materials, Inc, Put	364	(29,107)	110 .00	05/21/21	(13,832)
Arcturus Therapeutics Holdings, Inc, Put	500	(652,701)	45 .00	09/17/21	(720,000)
Arcturus Therapeutics Holdings, Inc, Put	500	(720,611)	50 .00	09/17/21	(930,000)
Biogen, Inc, Put	150	(209,348)	220 .00	06/18/21	(106,500)
Boeing Co, Call	55	(111,536)	280 .00	05/21/21	(2,145)
Boeing Co, Put	167	(524,687)	205 .00	05/21/21	(14,028)
Cadence Design Systems, Inc, Put	350	(42,551)	115 .00	06/18/21	(29,750)
Caesars Entertainment, Inc, Call	320	(33,909)	125 .00	05/21/21	(10,880)
Caesars Entertainment, Inc, Put	534	(68,333)	75 .00	05/21/21	(44,322)
Celsius Holdings, Inc, Put	1,000	(86,385)	40 .00	05/21/21	(70,000)
Chevron Corp, Call	222	(47,722)	125 .00	06/18/21	(2,664)
Chevron Corp, Put	222	(23,968)	85 .00	06/18/21	(5,994)
Children’s Place, Inc, Call	615	(755,181)	100 .00	09/17/21	(310,575)
Children’s Place, Inc, Put	625	(87,853)	55 .00	05/21/21	(31,250)
Children’s Place, Inc, Put	615	(441,538)	50 .00	09/17/21	(112,237)
Chipotle Mexican Grill, Inc, Call	44	(293,693)	1,780 .00	09/17/21	(92,840)
Chipotle Mexican Grill, Inc, Put	44	(152,165)	1,100 .00	09/17/21	(39,160)
Citigroup, Inc, Call	445	(173,533)	87 .50	01/21/22	(90,335)
Citigroup, Inc, Put	445	(173,533)	57 .50	01/21/22	(101,905)
Corteva, Inc, Call	800	(104,884)	55 .00	09/17/21	(115,200)
Corteva, Inc, Put	800	(90,892)	38 .00	09/17/21	(60,000)
7

TIAA-CREF FUNDS – Growth & Income Fund

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Cree, Inc, Call	295	(39,502)	140 .00	05/21/21	(5,900)
Cree, Inc, Put	500	(48,982)	80 .00	06/18/21	(67,500)
Delta Air Lines, Inc, Put	1,000	(29,965)	40 .00	05/21/21	(10,000)
DraftKings, Inc, Put	800	(128,164)	50 .00	05/21/21	(81,600)
DuPont de Nemours, Inc, Call	620	(153,734)	95 .00	07/16/21	(23,250)
DuPont de Nemours, Inc, Put	620	(264,712)	60 .00	10/15/21	(63,240)
eBay, Inc, Put	800	(35,900)	50 .00	06/18/21	(36,800)
Eli Lilly & Co, Put	250	(22,801)	160 .00	05/21/21	(5,375)
Emergent BioSolutions, Inc, Put	444	(309,895)	70 .00	09/17/21	(628,260)
Enphase Energy, Inc, Put	340	(43,641)	120 .00	05/21/21	(51,680)
Enphase Energy, Inc, Put	200	(229,588)	130 .00	05/21/21	(77,000)
Enphase Energy, Inc, Put	200	(211,376)	110 .00	08/20/21	(129,000)
Enphase Energy, Inc, Put	200	(169,660)	105 .00	11/19/21	(186,000)
Envista Holdings Corp, Call	800	(39,172)	50 .00	05/21/21	(12,000)
EQT Corp, Put	1,300	(37,653)	14 .00	05/21/21	(16,250)
Expedia Group, Inc, Call	320	(259,658)	210 .00	10/15/21	(233,600)
Expedia Group, Inc, Put	320	(102,977)	145 .00	07/16/21	(80,640)
Freeport-McMoRan, Inc, Put	1,300	(38,955)	31 .00	05/07/21	(2,600)
General Motors Co, Put	800	(39,604)	50 .00	05/21/21	(25,600)
Hess Corp, Call	444	(26,252)	90 .00	06/18/21	(24,420)
Home Depot, Inc, Call	240	(319,910)	345 .00	11/19/21	(289,800)
Home Depot, Inc, Put	240	(95,511)	260 .00	11/19/21	(109,200)
Honeywell International, Inc, Put	250	(7,909)	200 .00	05/21/21	(7,750)
Horizon Therapeutics PLC, Call	420	(75,585)	105 .00	05/21/21	(67,200)
Horizon Therapeutics PLC, Put	616	(45,562)	65 .00	05/21/21	(9,240)
Humana, Inc, Put	160	(68,268)	300 .00	05/21/21	(160)
LivePerson, Inc, Put	1,000	(65,965)	40 .00	05/21/21	(52,500)
Lumentum Holdings, Inc, Call	500	(138,252)	105 .00	09/17/21	(138,252)
Lumentum Holdings, Inc, Put	300	(197,385)	75 .00	09/17/21	(102,000)
Lumentum Holdings, Inc, Put	200	(170,589)	80 .00	09/17/21	(102,000)
Match Group, Inc, Put	230	(20,517)	110 .00	05/21/21	(3,910)
Mattel, Inc, Put	2,000	(37,930)	17 .00	05/21/21	(10,000)
Menora Mivtachim Holdings Ltd, Put	360	(114,187)	100 .00	07/16/21	(25,200)
Moderna, Inc, Put	340	(30,928)	115 .00	05/21/21	(8,840)
Monolithic Power Systems, Inc, Put	134	(126,842)	260 .00	06/18/21	(34,505)
Mosaic Co, Put	1,600	(60,152)	25 .00	05/21/21	(3,200)
NetFlix, Inc, Put	160	(21,114)	455 .00	05/07/21	(3,040)
NextEra Energy, Inc, Put	574	(30,402)	70 .00	06/18/21	(25,830)
Nordstrom, Inc, Put	1,980	(554,317)	30 .00	07/16/21	(196,020)
Pacific Biosciences of California, Inc, Put	1,800	(88,137)	22 .00	06/18/21	(88,137)
Palomar Holdings, Inc, Put	800	(60,771)	50 .00	05/21/21	(28,000)
QUALCOMM, Inc, Call	274	(33,416)	160 .00	06/18/21	(21,920)
QUALCOMM, Inc, Put	274	(61,432)	125 .00	06/18/21	(48,224)
Six Flags Entertainment Corp, Put	940	(55,427)	42 .50	05/21/21	(44,180)
Snap, Inc, Put	800	(33,572)	50 .00	05/21/21	(21,600)
Spotify Technology S.A., Put	180	(53,813)	220 .00	06/18/21	(68,400)
STERIS plc, Put	230	(105,099)	155 .00	06/18/21	(10,925)
Teladoc Health, Inc, Put	286	(46,608)	140 .00	06/18/21	(37,466)
Twitter, Inc, Call	500	(41,482)	80 .00	05/21/21	(2,500)
Twitter, Inc, Put	870	(41,730)	46 .00	06/18/21	(41,730)
Universal Health Services, Inc, Put	332	(222,755)	110 .00	07/16/21	(22,410)
ViacomCBS, Inc, Call	700	(310,073)	60 .00	09/17/21	(67,200)
ViacomCBS, Inc, Put	700	(401,332)	48 .00	09/17/21	(693,000)
Total	49,256	$(14,332,897)			$(8,424,157)
8

TIAA-CREF FUNDS – Large-Cap Growth Fund

TIAA-CREF FUNDS

LARGE-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.1%

AUTOMOBILES & COMPONENTS - 1.7%
583,908	*	General Motors Co	$33,411,216
123,516	*	Tesla, Inc	87,627,191
		TOTAL AUTOMOBILES & COMPONENTS	121,038,407

CAPITAL GOODS - 1.7%
1,091,686	*	Churchill Capital Corp IV	25,174,279
421,458	*	Liberty Media Acquisition Corp	4,509,600
196,570		Roper Technologies Inc	87,756,711
9,586		Safran S.A.	1,435,576
		TOTAL CAPITAL GOODS	118,876,166

COMMERCIAL & PROFESSIONAL SERVICES - 2.7%
195,469	*	Cimpress plc	18,620,377
1,180,902	*	Clarivate Analytics plc	32,982,593
256,529	*	Driven Brands Holdings, Inc	7,316,207
1,350,754		Experian Group Ltd	52,073,643
642,276		Waste Connections, Inc	76,501,494
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	187,494,314

CONSUMER DURABLES & APPAREL - 2.1%
189,241		Essilor International S.A.	31,497,229
411,005		Nike, Inc (Class B)	54,507,483
327,373	*	Peloton Interactive, Inc	32,197,135
3,962,700		Prada S.p.A	24,593,643
		TOTAL CONSUMER DURABLES & APPAREL	142,795,490

CONSUMER SERVICES - 5.0%
48,662	*	Booking Holdings, Inc	120,004,385
2,726,639	*	Carnival Corp	76,236,827
41,960	*	Chipotle Mexican Grill, Inc (Class A)	62,605,579
255,908	*	Flutter Entertainment plc	52,441,002
609,989	*	Las Vegas Sands Corp	37,367,926
		TOTAL CONSUMER SERVICES	348,655,719

DIVERSIFIED FINANCIALS - 0.9%
464,158	*	Ribbit LEAP Ltd	5,231,061
144,616		S&P Global, Inc	56,456,640
		TOTAL DIVERSIFIED FINANCIALS	61,687,701

FOOD & STAPLES RETAILING - 2.0%
366,525		Costco Wholesale Corp	136,380,287
		TOTAL FOOD & STAPLES RETAILING	136,380,287

FOOD, BEVERAGE & TOBACCO - 2.5%
106,514		Constellation Brands, Inc (Class A)	25,597,444
9

TIAA-CREF FUNDS – Large-Cap Growth Fund

SHARES		COMPANY	VALUE

2,814,232		Davide Campari-Milano NV	$33,209,067
950,163		Keurig Dr Pepper, Inc	34,063,344
835,330	*	Monster Beverage Corp	81,068,777
		TOTAL FOOD, BEVERAGE & TOBACCO	173,938,632

HEALTH CARE EQUIPMENT & SERVICES - 5.8%
455,810		Alcon, Inc	34,236,221
123,409	*	Align Technology, Inc	73,493,762
504,948	*	Boston Scientific Corp	22,015,733
310,769		Cigna Corp	77,384,588
96,213	*	DexCom, Inc	37,147,839
210,114	*,e	GoodRx Holdings, Inc	8,406,661
310,190	*	Guardant Health, Inc	49,314,006
86,731	*	Intuitive Surgical, Inc	75,022,315
378,314	*	Oak Street Health, Inc	23,315,492
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	400,336,617

HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
177,570		Estee Lauder Cos (Class A)	55,721,466
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	55,721,466

MATERIALS - 0.5%
111,810		Linde plc	31,959,770
		TOTAL MATERIALS	31,959,770

MEDIA & ENTERTAINMENT - 17.6%
178,667	*	Alphabet, Inc (Class C)	430,608,910
551,572		Comcast Corp (Class A)	30,970,768
402,182		Electronic Arts, Inc	57,142,019
983,331	*	Facebook, Inc	319,661,241
415,134	*	IAC/InterActive Corp	105,224,015
576,194	*	Match Group, Inc	89,673,072
75,725	*	Netflix, Inc	38,882,516
582,500		Tencent Holdings Ltd	46,467,185
833,443	*	Twitter, Inc	46,022,722
319,586	*	Walt Disney Co	59,449,388
		TOTAL MEDIA & ENTERTAINMENT	1,224,101,836

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.4%
120,635	*	10X Genomics, Inc	23,861,603
570,765		AstraZeneca plc	60,754,437
2,597,781	*	Avantor, Inc	83,232,903
286,930	*	Horizon Therapeutics Plc	27,149,316
256,163	*	Illumina, Inc	100,631,073
59,732	*	Lonza Group AG.	37,972,477
89,552	*	Sana Biotechnology, Inc	1,925,368
297,328	*	Vertex Pharmaceuticals, Inc	64,876,970
643,274		Zoetis, Inc	111,305,700
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	511,709,847

RETAILING - 12.1%
228,539	*	Alibaba Group Holding Ltd (ADR)	52,781,082
147,069	*	Amazon.com, Inc	509,949,992
372,468	*	ASOS plc	26,851,537
536,943	*	CarMax, Inc	71,542,285
10

TIAA-CREF FUNDS – Large-Cap Growth Fund

SHARES		COMPANY			VALUE

739,615	*,e	Coupang, Inc			$30,989,869
353,217	*	GrubHub, Inc			24,032,885
391,375	*	JD.com, Inc (ADR)			30,276,770
15,882		Kering			12,726,428
537,486	*,e	Petco Health & Wellness Co, Inc			12,695,419
991,793		TJX Companies, Inc			70,417,303
		TOTAL RETAILING			842,263,570

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.4%
650,640		Applied Materials, Inc			86,346,434
143,583		Broadcom, Inc			65,502,565
1,296,120		Intel Corp			74,565,784
949,665		Marvell Technology, Inc			42,934,355
192,691		NVIDIA Corp			115,687,822
436,200		QUALCOMM, Inc			60,544,560
552,546		Taiwan Semiconductor Manufacturing Co Ltd (ADR)			64,504,220
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			510,085,740

SOFTWARE & SERVICES - 23.2%
142,143	*	ACV Auctions, Inc			4,831,441
25,843	*,g	Adyen NV			63,602,030
188,734	*	DocuSign, Inc			42,076,358
237,989		Intuit, Inc			98,089,546
1,540,589		Microsoft Corp			388,505,734
1,068,273	*	PayPal Holdings, Inc			280,197,325
221,644	*	Qualtrics International, Inc			8,278,403
1,102,367	*	salesforce.com, Inc			253,897,167
173,287	*	ServiceNow, Inc			87,747,338
557,689	*	Slack Technologies, Inc			23,646,014
178,841	*	Synopsys, Inc			44,184,458
93,757	*	Twilio, Inc			34,483,825
1,195,224		Visa, Inc (Class A)			279,156,517
		TOTAL SOFTWARE & SERVICES			1,608,696,156

TECHNOLOGY HARDWARE & EQUIPMENT - 4.0%
2,112,332		Apple, Inc			277,687,165
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			277,687,165

TELECOMMUNICATION SERVICES - 1.5%
789,645	g	Cellnex Telecom SAU			44,665,527
457,944	*	T-Mobile US, Inc			60,508,140
		TOTAL TELECOMMUNICATION SERVICES			105,173,667

TRANSPORTATION - 1.2%
1,561,605	*	Uber Technologies, Inc			85,529,106
		TOTAL TRANSPORTATION			85,529,106

		TOTAL COMMON STOCKS			6,944,131,656
		(Cost $3,779,784,115)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.2%

GOVERNMENT AGENCY DEBT - 0.5%
$23,293,000		Federal Home Loan Bank (FHLB)	0.001%	05/04/21	23,293,000
4,300,000		FHLB	0.005	05/12/21	4,300,000
11

TIAA-CREF FUNDS – Large-Cap Growth Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$10,597,000		Federal Agricultural Mortgage Corp (FAMC)	0.001%	05/06/21	$10,597,000
		TOTAL GOVERNMENT AGENCY DEBT			38,190,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.7%
48,115,518	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.020		48,115,518
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			48,115,518

		TOTAL SHORT-TERM INVESTMENTS			86,305,518
		(Cost $86,305,508)
		TOTAL INVESTMENTS - 101.3%			7,030,437,174
		(Cost $3,866,089,623)
		OTHER ASSETS & LIABILITIES, NET - (1.3)%			(92,860,725)
		NET ASSETS - 100.0%			$6,937,576,449

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $49,931,388.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/21, the aggregate value of these securities is $108,267,557 or 1.6% of net assets.
12

TIAA-CREF FUNDS – Large-Cap Value Fund

TIAA-CREF FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 0.7%
727,418	*	General Motors Co	$41,622,858
		TOTAL AUTOMOBILES & COMPONENTS	41,622,858

BANKS - 13.0%
4,984,999		Bank of America Corp	202,042,009
1,327,431		Citigroup, Inc	94,566,184
1,530,834		JPMorgan Chase & Co	235,457,578
368,645		PNC Financial Services Group, Inc	68,918,183
1,128,771		US Bancorp	66,992,559
1,893,147		Wells Fargo & Co	85,286,272
		TOTAL BANKS	753,262,785

CAPITAL GOODS - 14.2%
168,162		Allegion plc	22,597,609
180,778	*	Boeing Co	42,358,093
285,090		Caterpillar, Inc	65,031,880
296,896		Deere & Co	110,103,882
427,635		Dover Corp	63,798,866
431,955		Eaton Corp	61,739,328
574,502		Honeywell International, Inc	128,136,926
978,381		Masco Corp	62,498,978
263,323		Parker-Hannifin Corp	82,633,391
921,212		Raytheon Technologies Corp	76,681,687
158,540		Stanley Black & Decker, Inc	32,781,316
421,594		Trane Technologies plc	73,285,685
		TOTAL CAPITAL GOODS	821,647,641

CONSUMER DURABLES & APPAREL - 1.2%
14,282	*	NVR, Inc	71,668,504
		TOTAL CONSUMER DURABLES & APPAREL	71,668,504

CONSUMER SERVICES - 3.1%
17,076	*	Booking Holdings, Inc	42,110,782
572,250	*	Hilton Worldwide Holdings, Inc	73,648,575
258,861		McDonald’s Corp	61,111,905
		TOTAL CONSUMER SERVICES	176,871,262

DIVERSIFIED FINANCIALS - 6.1%
615,163		American Express Co	94,335,246
312,093	*	Berkshire Hathaway, Inc (Class B)	85,809,971
74,600		BlackRock, Inc	61,119,780
311,736		Goldman Sachs Group, Inc	108,624,409
		TOTAL DIVERSIFIED FINANCIALS	349,889,406
13

TIAA-CREF FUNDS – Large-Cap Value Fund

SHARES		COMPANY	VALUE

ENERGY - 4.2%
924,302		Chevron Corp	$95,267,807
1,103,495		ConocoPhillips	56,432,735
351,352		EOG Resources, Inc	25,873,561
656,001		Exxon Mobil Corp	37,549,497
383,108		Valero Energy Corp	28,334,668
		TOTAL ENERGY	243,458,268

FOOD & STAPLES RETAILING - 1.4%
574,362		Walmart, Inc	80,358,987
		TOTAL FOOD & STAPLES RETAILING	80,358,987

FOOD, BEVERAGE & TOBACCO - 0.8%
783,281		Mondelez International, Inc	47,631,318
		TOTAL FOOD, BEVERAGE & TOBACCO	47,631,318

HEALTH CARE EQUIPMENT & SERVICES - 8.5%
215,089		Anthem, Inc	81,602,616
348,070		Cigna Corp	86,672,910
328,284		HCA Healthcare, Inc	66,004,781
640,875		Medtronic plc	83,903,355
218,165		UnitedHealth Group, Inc	87,004,202
496,749		Zimmer Biomet Holdings, Inc	88,004,053
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	493,191,917

HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
328,981		Procter & Gamble Co	43,892,645
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	43,892,645

INSURANCE - 4.5%
1,359,060		American International Group, Inc	65,846,457
539,947		Chubb Ltd	92,649,506
380,122		Marsh & McLennan Cos, Inc	51,582,555
486,200		Prudential Financial, Inc	48,795,032
		TOTAL INSURANCE	258,873,550

MATERIALS - 4.7%
254,255		Ball Corp	23,808,438
691,132		Crown Holdings, Inc	75,886,294
375,666		DuPont de Nemours, Inc	28,967,605
155,930		Linde plc	44,571,031
408,886		PPG Industries, Inc	70,017,639
185,364		Reliance Steel & Aluminum Co	29,715,703
		TOTAL MATERIALS	272,966,710

MEDIA & ENTERTAINMENT - 8.4%
59,544	*	Alphabet, Inc (Class C)	143,508,185
77,155	*	Charter Communications, Inc	51,960,035
2,778,185		Comcast Corp (Class A)	155,995,088
708,378	*	Walt Disney Co	131,772,475
		TOTAL MEDIA & ENTERTAINMENT	483,235,783

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.6%
49,807		Amgen, Inc	11,935,749
990,535		Bristol-Myers Squibb Co	61,829,195
980,555		Johnson & Johnson	159,565,715
14

TIAA-CREF FUNDS – Large-Cap Value Fund

SHARES		COMPANY	VALUE

591,787		Merck & Co, Inc	$44,088,132
1,185,841		Pfizer, Inc	45,832,755
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	323,251,546

REAL ESTATE - 0.9%
466,969		Prologis, Inc	54,415,898
		TOTAL REAL ESTATE	54,415,898

RETAILING - 1.8%
315,141		Home Depot, Inc	102,001,688
		TOTAL RETAILING	102,001,688

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.9%
348,855		Analog Devices, Inc	53,430,632
531,301		Applied Materials, Inc	70,508,956
1,209,969		Intel Corp	69,609,516
55,353		Lam Research Corp	34,343,769
693,688	*	Micron Technology, Inc	59,705,726
283,651		NXP Semiconductors NV	54,605,654
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	342,204,253

SOFTWARE & SERVICES - 3.9%
253,162		Accenture plc	73,409,385
328,317	*	Fiserv, Inc	39,437,438
329,156		Microsoft Corp	83,006,560
414,678		Oracle Corp	31,428,446
		TOTAL SOFTWARE & SERVICES	227,281,829

TECHNOLOGY HARDWARE & EQUIPMENT - 2.9%
1,455,580		Cisco Systems, Inc	74,103,578
702,932		TE Connectivity Ltd	94,523,266
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	168,626,844

TELECOMMUNICATION SERVICES - 1.4%
424,978	*	T-Mobile US, Inc	56,152,343
432,508		Verizon Communications, Inc	24,994,637
		TOTAL TELECOMMUNICATION SERVICES	81,146,980

TRANSPORTATION - 2.9%
423,315		CSX Corp	42,648,986
420,663		Union Pacific Corp	93,425,046
158,618		United Parcel Service, Inc (Class B)	32,335,865
		TOTAL TRANSPORTATION	168,409,897

UTILITIES - 2.7%
518,346		American Electric Power Co, Inc	45,982,474
1,868,760		Centerpoint Energy, Inc	45,765,932
453,555		Entergy Corp	49,569,026
172,881		NextEra Energy, Inc	13,400,006
		TOTAL UTILITIES	154,717,438

		TOTAL COMMON STOCKS	5,760,628,007
		(Cost $3,658,131,186)
15

TIAA-CREF FUNDS – Large-Cap Value Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.5%

GOVERNMENT AGENCY DEBT - 0.3%
$1,140,000		Federal Home Loan Bank (FHLB)	0.010%	05/05/21	$1,140,000
6,986,000		FHLB	0.010	05/11/21	6,986,000
10,251,000		Tennessee Valley Authority (TVA)	0.005	05/05/21	10,251,000
		TOTAL GOVERNMENT AGENCY DEBT			18,377,000

REPURCHASE AGREEMENT - 0.2%
13,785,000	r	Fixed Income Clearing Corp (FICC)	0.005	05/03/21	13,785,000
		TOTAL REPURCHASE AGREEMENT			13,785,000

		TOTAL SHORT-TERM INVESTMENTS			32,162,000
		(Cost $32,161,974)
		TOTAL INVESTMENTS - 100.1%			5,792,790,007
		(Cost $3,690,293,160)
		OTHER ASSETS & LIABILITIES, NET - (0.1)%			(7,629,666)
		NET ASSETS - 100.0%			$5,785,160,341

*		Non-income producing
r		Agreement with Fixed Income Clearing Corporation, 0.005% dated 4/30/21 to be repurchased at $13,785,000 on 5/3/21, collateralized by U.S. Treasury Notes valued at $14,060,794.
16

TIAA-CREF FUNDS – Mid-Cap Growth Fund

TIAA-CREF FUNDS

MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.1%

AUTOMOBILES & COMPONENTS - 0.7%
92,103	*	Aptiv plc	$13,252,701
		TOTAL AUTOMOBILES & COMPONENTS	13,252,701

CAPITAL GOODS - 2.7%
77,938		Ametek, Inc	10,516,174
94,721		Carrier Global Corp	4,127,941
107,898	*	Liberty Media Acquisition Corp	1,154,509
120,041		Spirit Aerosystems Holdings, Inc (Class A)	5,484,673
19,964	*	Teledyne Technologies, Inc	8,938,881
32,358	*	TransDigm Group, Inc	19,859,399
		TOTAL CAPITAL GOODS	50,081,577

COMMERCIAL & PROFESSIONAL SERVICES - 4.9%
165,364	*	Cimpress plc	15,752,575
745,341	*	Clarivate Analytics plc	20,817,374
287,151	*	Driven Brands Holdings, Inc	8,189,547
301,964		Experian Group Ltd	11,641,176
115,569	*	Stericycle, Inc	8,815,603
205,109		Waste Connections, Inc	24,430,533
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	89,646,808

CONSUMER DURABLES & APPAREL - 5.1%
256,569	*	Capri Holdings Ltd	14,131,821
101,908		Garmin Ltd	13,985,854
223,347	*	Peloton Interactive, Inc	21,966,177
1,357,500		Prada S.p.A	8,425,031
522,085		Tempur Sealy International, Inc	19,912,322
748,993	*	Under Armour, Inc (Class C)	14,912,451
		TOTAL CONSUMER DURABLES & APPAREL	93,333,656

CONSUMER SERVICES - 5.2%
16,210	*	Chipotle Mexican Grill, Inc (Class A)	24,185,806
99,710	*	Expedia Group, Inc	17,571,893
60,687	*	Flutter Entertainment plc	12,436,060
200,815	*	Royal Caribbean Cruises Ltd	17,460,864
113,688	*	Shake Shack, Inc	12,363,570
86,570	*	Wynn Resorts Ltd	11,115,588
		TOTAL CONSUMER SERVICES	95,133,781

DIVERSIFIED FINANCIALS - 2.6%
176,885		Discover Financial Services	20,164,890
170,586		Tradeweb Markets, Inc	13,865,230
196,898		Voya Financial, Inc	13,353,622
		TOTAL DIVERSIFIED FINANCIALS	47,383,742
17

TIAA-CREF FUNDS – Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 2.5%
120,886	*,e	Beyond Meat, Inc	$15,918,268
757,466		Davide Campari-Milano NV	8,938,403
280,920		Fevertree Drinks plc	9,730,148
30,822	*	Freshpet, Inc	5,696,522
64,673	*	Monster Beverage Corp	6,276,515
		TOTAL FOOD, BEVERAGE & TOBACCO	46,559,856

HEALTH CARE EQUIPMENT & SERVICES - 11.8%
315,690	*	1Life Healthcare, Inc	13,735,672
74,730	*	Align Technology, Inc	44,503,957
278,132	*,e	GoodRx Holdings, Inc	11,128,061
126,703	*	Guardant Health, Inc	20,143,243
30,701	*	IDEXX Laboratories, Inc	16,854,542
65,231	*	Insulet Corp	19,257,496
111,722	*	Molina Healthcare, Inc	28,500,282
65,265	*	Nevro Corp	11,278,445
279,504	*	Oak Street Health, Inc	17,225,831
37,424		Teleflex, Inc	15,810,892
59,250		West Pharmaceutical Services, Inc	19,464,810
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	217,903,231

INSURANCE - 1.5%
1,047,827	*,e	Root, Inc	11,285,097
208,704	*	Trupanion, Inc	16,925,894
		TOTAL INSURANCE	28,210,991

MATERIALS - 0.8%
444,034	*	Axalta Coating Systems Ltd	14,160,244
		TOTAL MATERIALS	14,160,244

MEDIA & ENTERTAINMENT - 6.9%
79,010	*	Bilibili, Inc (ADR)	8,759,049
147,428	*	IAC/InterActive Corp	37,368,575
79,186	*	Liberty Broadband Corp (Class C)	12,885,146
156,302	*	Match Group, Inc	24,325,280
326,707		News Corp (Class A)	8,558,090
48,492	*	Take-Two Interactive Software, Inc	8,504,527
490,195	*	Twitter, Inc	27,068,568
		TOTAL MEDIA & ENTERTAINMENT	127,469,235

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.5%
106,570	*	10X Genomics, Inc	21,079,546
938,188	*	Avantor, Inc	30,059,544
177,306	*	BioMarin Pharmaceutical, Inc	13,815,684
120,201	*	Catalent, Inc	13,519,006
442,023	*	Elanco Animal Health, Inc	14,016,549
100,948	*	Exact Sciences Corp	13,306,965
296,892	*	Horizon Therapeutics Plc	28,091,921
207,762	*	Sana Biotechnology, Inc	4,466,883
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	138,356,098

REAL ESTATE - 0.4%
190,432		Americold Realty Trust	7,691,549
		TOTAL REAL ESTATE	7,691,549
18

TIAA-CREF FUNDS – Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

RETAILING - 11.2%
587,244	*,g	Allegro.eu S.A.	$9,003,314
149,170	*	ASOS plc	10,753,793
13,608	*	AutoZone, Inc	19,923,745
49,040	*	Burlington Stores, Inc	16,003,223
183,929	*	CarMax, Inc	24,506,700
154,592	*,e	Coupang, Inc	6,477,405
140,051	*	Dollar Tree, Inc	16,091,860
314,183	*	Farfetch Ltd	15,391,825
54,749	*	Five Below, Inc	11,019,331
405,799		Gap, Inc	13,431,947
197,246	*	Groupon, Inc	9,986,565
153,391	*	GrubHub, Inc	10,436,724
348,049	*,e	Petco Health & Wellness Co, Inc	8,220,917
791,000	*	THG Holdings Ltd	6,772,943
235,291	*	Trip.com Group Ltd (ADR)	9,195,172
307,523	*	Vipshop Holdings Ltd (ADR)	9,462,483
192,952	*	Vroom, Inc	8,927,889
		TOTAL RETAILING	205,605,836

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.8%
113,232		Entegris, Inc	12,747,658
41,063		KLA Corp	12,949,217
405,365		Marvell Technology, Inc	18,326,552
119,133		MKS Instruments, Inc	21,337,912
71,249		Monolithic Power Systems, Inc	25,747,963
90,078		NXP Semiconductors NV	17,340,916
93,833		Skyworks Solutions, Inc	17,014,738
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	125,464,956

SOFTWARE & SERVICES - 24.7%
277,973	*	ACV Auctions, Inc	9,448,302
10,534	*,g	Adyen NV	25,925,155
459,846	*	Anaplan, Inc	27,429,814
178,331		Aveva Group plc	8,570,835
188,953	*	Black Knight, Inc	13,683,976
169,104	*	DocuSign, Inc	37,700,046
36,535	*	Fair Isaac Corp	19,049,714
68,898	*	HubSpot, Inc	36,271,352
70,298	*	MongoDB, Inc	20,910,843
264,755	*	nCino, Inc	17,312,330
284,278	*	Nuance Communications, Inc	15,115,061
136,071	*	Paylocity Holding Corp	26,294,360
116,608	*	Proofpoint, Inc	20,069,403
248,335	*	Qualtrics International, Inc	9,275,312
2,381,066	*	Sabre Corp	35,668,369
305,207	*	Slack Technologies, Inc	12,940,777
161,442	*	Synopsys, Inc	39,885,861
106,288	*	Twilio, Inc	39,092,726
44,235	*	Wix.com Ltd	14,061,422
177,624	*	Zendesk, Inc	25,959,748
		TOTAL SOFTWARE & SERVICES	454,665,406

TECHNOLOGY HARDWARE & EQUIPMENT - 2.4%
36,701	*	Arista Networks, Inc	11,567,054
19

TIAA-CREF FUNDS – Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

211,551		Cognex Corp	$18,218,772
101,908	*	Keysight Technologies, Inc	14,710,420
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	44,496,246

TELECOMMUNICATION SERVICES - 0.6%
203,283	g	Cellnex Telecom SAU	11,498,512
		TOTAL TELECOMMUNICATION SERVICES	11,498,512

TRANSPORTATION - 0.8%
256,099	*	Lyft, Inc (Class A)	14,254,470
		TOTAL TRANSPORTATION	14,254,470

		TOTAL COMMON STOCKS	1,825,168,895
		(Cost $1,216,855,516)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.9%

GOVERNMENT AGENCY DEBT - 0.7%
$3,792,000		Federal Home Loan Bank (FHLB)	0.005%	06/02/21	3,792,000
8,000,000		Federal Agricultural Mortgage Corp (FAMC)	0.005	05/25/21	8,000,000
		TOTAL GOVERNMENT AGENCY DEBT			11,792,000

REPURCHASE AGREEMENT - 0.2%
4,380,000	r	Fixed Income Clearing Corp (FICC)	0.005	05/03/21	4,380,000
		TOTAL REPURCHASE AGREEMENT			4,380,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.0%
36,851,204	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.020		36,851,204
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			36,851,204

		TOTAL SHORT-TERM INVESTMENTS			53,023,204
		(Cost $53,023,160)
		TOTAL INVESTMENTS - 102.0%			1,878,192,099
		(Cost $1,269,878,676)
		OTHER ASSETS & LIABILITIES, NET - (2.0)%			(35,984,334)
		NET ASSETS - 100.0%			$1,842,207,765

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $50,356,451.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/21, the aggregate value of these securities is $46,426,981 or 2.5% of net assets.
r	Agreement with Fixed Income Clearing Corporation, 0.005% dated 4/30/21 to be repurchased at $4,380,000 on 5/3/21, collateralized by U.S. Treasury Notes valued at $4,467,670.

20

TIAA-CREF FUNDS – Mid-Cap Value Fund

TIAA-CREF FUNDS
MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.0%

AUTOMOBILES & COMPONENTS - 3.0%
478,720	*	Adient plc	$22,183,885
220,130	*	Aptiv plc	31,674,506
287,705	*	General Motors Co	16,462,480
		TOTAL AUTOMOBILES & COMPONENTS	70,320,871

BANKS - 6.3%
311,823		East West Bancorp, Inc	23,745,322
679,356		Fifth Third Bancorp	27,541,092
1,938,407		Huntington Bancshares, Inc	29,696,395
108,662		Signature Bank	27,329,580
353,905		Western Alliance Bancorp	37,184,798
		TOTAL BANKS	145,497,187

CAPITAL GOODS - 16.6%
224,683		AGCO Corp	32,785,743
453,975		Air Lease Corp	21,205,172
871,922		Carrier Global Corp	37,998,361
275,962		Crane Co	25,956,986
186,912		Eaton Corp	26,715,332
172,792		Hubbell, Inc	33,177,792
715,569		Johnson Controls International plc	44,608,572
184,397		Owens Corning, Inc	17,851,474
189,367		Stanley Black & Decker, Inc	39,155,415
463,924		Terex Corp	21,799,789
1,357,352		Vertiv Holdings Co	30,811,890
344,620		Wabtec Corp	28,282,963
287,814	*	WESCO International, Inc	26,398,300
		TOTAL CAPITAL GOODS	386,747,789

COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
347,280		Republic Services, Inc	36,915,864
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	36,915,864

CONSUMER DURABLES & APPAREL - 5.5%
397,305	*	Capri Holdings Ltd	21,883,559
276,591		Kontoor Brands, Inc	17,378,213
143,626	*	Mohawk Industries, Inc	29,515,143
1,010,135		Newell Brands Inc	27,233,240
131,000		Whirlpool Corp	30,974,950
		TOTAL CONSUMER DURABLES & APPAREL	126,985,105

CONSUMER SERVICES - 4.2%
489,565		Travel & Leisure Co	31,591,629
505,032		Wyndham Hotels & Resorts, Inc	36,922,890
238,541		Yum! Brands, Inc	28,510,420
		TOTAL CONSUMER SERVICES	97,024,939
21

TIAA-CREF FUNDS – Mid-Cap Value Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 9.7%
1,849,319		AGNC Investment Corp	$33,158,290
828,172		Ally Financial, Inc	42,609,449
127,003		Ameriprise Financial, Inc	32,817,575
430,624		Discover Financial Services	49,091,136
865,417		Synchrony Financial	37,853,340
443,592		Voya Financial, Inc	30,084,409
		TOTAL DIVERSIFIED FINANCIALS	225,614,199

ENERGY - 1.4%
209,074		Pioneer Natural Resources Co	32,161,853
		TOTAL ENERGY	32,161,853

FOOD, BEVERAGE & TOBACCO - 1.3%
402,782		Tyson Foods, Inc (Class A)	31,195,466
		TOTAL FOOD, BEVERAGE & TOBACCO	31,195,466

HEALTH CARE EQUIPMENT & SERVICES - 5.5%
545,824	*	Centene Corp	33,699,174
450,093	*	Envista Holdings Corp	19,480,025
140,622	*	Molina Healthcare, Inc	35,872,672
223,211		Zimmer Biomet Holdings, Inc	39,544,061
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	128,595,932

INSURANCE - 2.9%
915,265	*	BRP Group, Inc	26,560,990
415,661		Prudential Financial, Inc	41,715,738
		TOTAL INSURANCE	68,276,728

MATERIALS - 8.4%
813,318	*	Axalta Coating Systems Ltd	25,936,711
384,949		CF Industries Holdings, Inc	18,720,070
210,282		FMC Corp	24,863,744
1,326,793		Freeport-McMoRan, Inc (Class B)	50,033,364
283,516		International Flavors & Fragrances, Inc	40,307,470
255,556		Newmont Goldcorp Corp	15,949,250
364,935		Nutrien Ltd	20,140,762
		TOTAL MATERIALS	195,951,371

MEDIA & ENTERTAINMENT - 0.6%
258,619	*	Twitter, Inc	14,280,941
		TOTAL MEDIA & ENTERTAINMENT	14,280,941

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.3%
98,154	*	IQVIA Holdings, Inc	23,035,762
140,692	*	Jazz Pharmaceuticals plc	23,129,765
145,414	*	United Therapeutics Corp	29,309,646
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	75,475,173

REAL ESTATE - 9.4%
45,988		Essex Property Trust, Inc	13,360,434
642,197		Invitation Homes, Inc	22,515,427
671,708		MGM Growth Properties LLC	24,194,922
22

TIAA-CREF FUNDS – Mid-Cap Value Fund

SHARES		COMPANY	VALUE

535,582		Omega Healthcare Investors, Inc	$20,352,116
440,515		Regency Centers Corp	28,043,185
495,581		Rexford Industrial Realty, Inc	27,529,524
196,409		Simon Property Group, Inc	23,910,832
286,873		SL Green Realty Corp	21,231,471
139,606		Sun Communities, Inc	23,290,469
289,717		UDR, Inc	13,457,354
		TOTAL REAL ESTATE	217,885,734

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.1%
153,335	*	Cree, Inc	15,244,566
47,158		Lam Research Corp	29,259,181
496,185		Marvell Technology, Inc	22,432,524
123,742		MKS Instruments, Inc	22,163,430
154,326		NXP Semiconductors NV	29,709,298
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	118,808,999

SOFTWARE & SERVICES - 2.2%
148,215	*	Check Point Software Technologies	17,312,994
117,792	*	j2 Global, Inc	14,252,832
81,847	*	Synopsys, Inc	20,221,120
		TOTAL SOFTWARE & SERVICES	51,786,946

TECHNOLOGY HARDWARE & EQUIPMENT - 2.5%
252,828	*	Ciena Corp	12,760,229
1,207,297		Hewlett Packard Enterprise Co	19,340,898
816,545	*	Vontier Corp	25,590,520
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	57,691,647

TRANSPORTATION - 1.8%
433,469	*	Delta Air Lines, Inc	20,338,365
1,091,808	*	JetBlue Airways Corp	22,229,211
		TOTAL TRANSPORTATION	42,567,576

UTILITIES - 7.7%
719,853		Alliant Energy Corp	40,434,143
326,101		American Electric Power Co, Inc	28,928,420
407,766		Brookfield Renewable Corp	16,914,134
882,542		Centerpoint Energy, Inc	21,613,453
574,410		Evergy, Inc	36,745,008
470,590		Exelon Corp	21,148,314
102,580		Sempra Energy	14,111,931
		TOTAL UTILITIES	179,895,403

		TOTAL COMMON STOCKS	2,303,679,723
		(Cost $1,755,174,204)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.2%

GOVERNMENT AGENCY DEBT - 1.2%
$701,000	Federal Home Loan Bank (FHLB)	0.010%	05/11/21	701,000
3,891,000	FHLB	0.005	05/26/21	3,891,000
10,000,000	FHLB	0.010	06/18/21	10,000,000
23

TIAA-CREF FUNDS – Mid-Cap Value Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$10,000,000	FHLB	0.008%	06/23/21	$10,000,000
2,596,000	Federal Agricultural Mortgage Corp (FAMC)	0.010	05/03/21	2,596,000
	TOTAL GOVERNMENT AGENCY DEBT			27,188,000

	TOTAL SHORT-TERM INVESTMENTS			27,188,000
	(Cost $27,187,732)
	TOTAL INVESTMENTS - 100.2%			2,330,867,723
	(Cost $1,782,361,936)
	OTHER ASSETS & LIABILITIES, NET - (0.2)%			(4,866,923)
	NET ASSETS - 100.0%			$2,326,000,800

*	Non-income producing
24

TIAA-CREF FUNDS – Quant Small-Cap Equity Fund

TIAA-CREF FUNDS

QUANT SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.1%
166,000	*	Adient plc	$7,692,440
79,080	*	Gentherm, Inc	5,630,496
108,920	*	Goodyear Tire & Rubber Co	1,874,513
348,920	*	Modine Manufacturing Co	5,680,418
46,310		Patrick Industries, Inc	4,149,376
60,460		Standard Motor Products, Inc	2,589,502
37,500	*	Stoneridge, Inc	1,246,875
497,820	*	Tenneco, Inc	5,013,047
		TOTAL AUTOMOBILES & COMPONENTS	33,876,667

BANKS - 10.1%
56,890		Amalgamated Financial Corp	918,773
62,770	*	Axos Financial, Inc	2,834,065
83,280		Bank of NT Butterfield & Son Ltd	3,266,242
90,450		Banner Corp	5,141,178
237,770		Cathay General Bancorp	9,624,930
162,890		Central Pacific Financial Corp	4,389,885
140,193		ConnectOne Bancorp, Inc	3,806,240
182,300	*	Customers Bancorp, Inc	6,292,996
304,550		Essent Group Ltd	16,013,239
70,260		Federal Agricultural Mortgage Corp Class C	7,226,944
97,148		First Bancorp	4,119,075
345,530		First Financial Bancorp	8,468,940
90,620		First Merchants Corp	4,187,550
196,190		Flagstar Bancorp, Inc	9,130,683
217,150		Glacier Bancorp, Inc	12,800,992
178,636		Great Western Bancorp, Inc	5,903,920
95,610		Heartland Financial USA, Inc	4,806,315
202,840		Heritage Commerce Corp	2,448,279
341,197		Hilltop Holdings, Inc	12,010,134
55,620		HomeStreet, Inc	2,271,521
150,750		Horizon Bancorp	2,764,755
85,519		Independent Bank Corp	2,014,828
119,970		Independent Bank Group, Inc	9,058,935
854,250		Investors Bancorp, Inc	12,506,220
88,440		Kearny Financial Corp	1,130,263
133,790		Lakeland Bancorp, Inc	2,425,613
23,420		Lakeland Financial Corp	1,527,687
76,510	*	Mr Cooper Group, Inc	2,638,065
192,600		National Bank Holdings Corp	7,684,740
208,240	*	NMI Holdings, Inc	5,380,922
210,100		OceanFirst Financial Corp	4,802,886
451,970		OFG Bancorp	10,707,169
282,780		Pacific Premier Bancorp, Inc	12,450,803
58,030		Peapack Gladstone Financial Corp	1,856,960
70,090		PennyMac Financial Services, Inc	4,220,119
25

TIAA-CREF FUNDS – Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

168,630		Premier Financial Corp	$5,327,022
55,495		QCR Holdings, Inc	2,675,969
707,850		Radian Group, Inc	17,441,424
260,430		Simmons First National Corp (Class A)	7,422,255
258,590	*	The Bancorp, Inc	5,741,991
170,960		Towne Bank	5,296,341
165,340	*	Tristate Capital Holdings, Inc	3,946,666
615,742		United Community Banks, Inc	20,147,078
135,800		Walker & Dunlop, Inc	15,053,430
112,110		Washington Federal, Inc	3,649,180
241,360		WesBanco, Inc	8,758,954
175,570		WSFS Financial Corp	8,969,871
		TOTAL BANKS	311,262,047

CAPITAL GOODS - 12.2%
112,490	*	AAR Corp	4,526,598
237,184		Advanced Drainage Systems, Inc	26,483,965
87,300	*	Aerovironment, Inc	9,635,301
43,000		Altra Industrial Motion Corp	2,537,430
253,360	*,g	API Group Corp	5,386,434
112,520		Applied Industrial Technologies, Inc	10,763,663
90,840		Astec Industries, Inc	6,813,908
179,703	*	Atkore International Group, Inc	14,067,151
166,202	*	Bloom Energy Corp	4,316,266
219,950		Boise Cascade Co	14,675,064
616,818	*	Builders FirstSource, Inc	30,020,532
18,040	*	Chart Industries, Inc	2,897,765
85,490		Columbus McKinnon Corp	4,232,610
318,700		Comfort Systems USA, Inc	26,248,132
133,430	*	Construction Partners Inc	4,233,734
473,950	*	Cornerstone Building Brands, Inc	6,663,737
60,709		CSW Industrials, Inc	8,220,606
86,406		EMCOR Group, Inc	10,351,439
56,245		EnPro Industries, Inc	4,817,384
306,430		Federal Signal Corp	12,695,395
40,830		Franklin Electric Co, Inc	3,318,254
97,470	*	Great Lakes Dredge & Dock Corp	1,530,279
140,350		Hillenbrand, Inc	6,889,781
24,000	*	Mastec, Inc	2,504,640
199,820		Maxar Technologies, Inc	7,755,014
76,200		McGrath RentCorp	6,246,876
146,390	*	Meritor, Inc	3,956,922
139,250		Mueller Industries, Inc	6,248,147
486,860	*	Plug Power, Inc	13,880,379
248,190		Primoris Services Corp	8,105,885
69,578	*	RBC Bearings, Inc	13,875,941
329,760	*	Resideo Technologies, Inc	9,896,098
326,844	d	Rexnord Corp	16,319,321
173,930		Rush Enterprises, Inc (Class A)	8,585,185
125,130		Shyft Group, Inc	4,432,105
102,770		Simpson Manufacturing Co, Inc	11,582,179
28,980	*	SiteOne Landscape Supply, Inc	5,198,432
236,430	*	Sunrun, Inc	11,585,070
112,820	*,e	The ExOne Company	2,623,065
75,620	*	Titan Machinery, Inc	1,974,438
114,740		Triton International Ltd	5,756,506
26

TIAA-CREF FUNDS – Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

461,760	*	WillScot Mobile Mini Holdings Corp	$13,515,715
		TOTAL CAPITAL GOODS	375,367,346

COMMERCIAL & PROFESSIONAL SERVICES - 3.6%
122,690		ABM Industries, Inc	6,307,493
62,530		Brady Corp (Class A)	3,412,262
100,122		Exponent, Inc	9,644,752
75,940	*	Franklin Covey Co	2,319,208
197,610		HNI Corp	8,366,807
67,563		ICF International, Inc	6,152,287
43,330		Insperity, Inc	3,793,108
390,180		KBR, Inc	15,435,521
96,710		Kforce, Inc	5,419,628
142,884		Mantech International Corp (Class A)	12,195,149
234,028	*	TriNet Group, Inc	18,420,344
438,330	*	Upwork, Inc	20,189,480
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	111,656,039

CONSUMER DURABLES & APPAREL - 4.3%
177,830	*	Beazer Homes USA, Inc	3,967,387
327,960		Callaway Golf Co	9,494,442
144,070	*	Century Communities, Inc	10,652,536
180,790	*	CROCS, Inc	18,100,695
26,750	*	Deckers Outdoor Corp	9,046,850
25,600		Johnson Outdoors, Inc	3,630,336
215,320	*	Purple Innovation, Inc	7,338,106
178,992	*	Skyline Champion Corp	7,952,615
154,400		Smith & Wesson Brands, Inc	2,686,560
503,780	*	Sonos, Inc	20,166,313
314,550	*	Taylor Morrison Home Corp	9,817,105
240,140	*	Turtle Beach Corp	6,673,491
156,820	*	Vista Outdoor, Inc	5,113,900
195,920	*	YETI Holdings, Inc	16,735,486
		TOTAL CONSUMER DURABLES & APPAREL	131,375,822

CONSUMER SERVICES - 4.8%
232,030	*	Adtalem Global Education, Inc	7,960,949
101,290	*	American Public Education, Inc	3,085,293
12,500	*	Biglari Holdings, Inc (B Shares)	1,663,250
304,370	*	Bloomin’ Brands, Inc	9,618,092
39,020	*	Bluegreen Vacations Holding Corp	722,650
109,330	*	Caesars Entertainment, Inc	10,696,847
120,330		Carriage Services, Inc	4,473,869
336,610	*	Carrols Restaurant Group, Inc	1,982,633
89,230	*	Chuy’s Holdings, Inc	4,359,778
90,800	*	Dave & Buster’s Entertainment, Inc	4,145,928
201,590	*	Everi Holdings, Inc	3,564,111
88,660	*,e	GAN Ltd	1,634,891
240,310	*	Hilton Grand Vacations, Inc	10,708,214
1,158,250	*	Houghton Mifflin Harcourt Co	10,516,910
558,930	*,e	International Game Technology plc	9,624,775
94,690		Jack in the Box, Inc	11,424,349
347,880	*	Laureate Education, Inc	4,783,350
243,730	*	Noodles & Co	2,945,477
64,560		Papa John’s International, Inc	6,244,243
380,409	*	Perdoceo Education Corp	4,435,569
27

TIAA-CREF FUNDS – Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

64,720	*	Red Robin Gourmet Burgers, Inc	$2,353,219
303,680	*	Red Rock Resorts, Inc	11,123,798
282,160	*	SeaWorld Entertainment, Inc	15,451,082
132,040	*	Stride, Inc	3,780,305
		TOTAL CONSUMER SERVICES	147,299,582

DIVERSIFIED FINANCIALS - 3.2%
102,670		Artisan Partners Asset Management, Inc	5,227,956
1,730,010		BGC Partners, Inc (Class A)	9,169,053
244,860	*	Blucora, Inc	3,524,760
187,010		Brightsphere Investment Group, Inc	4,209,595
230,010		Cowen Group, Inc	9,083,095
258,863	*	Enova International, Inc	8,863,469
353,770		Federated Investors, Inc (Class B)	10,188,576
122,050	*	Green Dot Corp	5,585,008
50,780		Hamilton Lane, Inc	4,593,051
70,610		Piper Jaffray Cos	8,190,054
433,914		Stifel Financial Corp	30,022,510
		TOTAL DIVERSIFIED FINANCIALS	98,657,127

ENERGY - 3.1%
1,054,120	*	Antero Resources Corp	9,508,162
353,076		Berry Petroleum Co LLC	2,157,294
190,410		Brigham Minerals, Inc	3,263,627
529,430	*	ChampionX Corp	11,123,324
202,590	*	CNX Resources Corp	2,718,758
259,340		Delek US Holdings, Inc	6,154,138
449,710	*	Green Plains Inc	13,401,358
221,470	*	Liberty Oilfield Services, Inc	2,591,199
1,415,065	*	NexTier Oilfield Solutions, Inc	5,080,083
504,230	*	Oceaneering International, Inc	5,420,473
447,459	*	Par Pacific Holdings, Inc	6,796,902
490,320	*	PBF Energy, Inc	6,952,738
323,850	*	PDC Energy, Inc	11,823,764
744,560	*	ProPetro Holding Corp	7,170,113
45,879	*	Renewable Energy Group, Inc	2,547,202
		TOTAL ENERGY	96,709,135

FOOD & STAPLES RETAILING - 1.2%
164,148		Andersons, Inc	4,714,331
481,911	*	BJ’s Wholesale Club Holdings, Inc	21,526,964
110,408		Natural Grocers by Vitamin C	1,735,614
181,860	*	Performance Food Group Co	10,675,182
		TOTAL FOOD & STAPLES RETAILING	38,652,091

FOOD, BEVERAGE & TOBACCO - 1.8%
108,562		Calavo Growers, Inc	8,481,949
177,270	*	Celsius Holdings, Inc	10,157,571
218,830	*	Hostess Brands, Inc	3,345,911
49,547		Lancaster Colony Corp	9,151,826
67,890		Sanderson Farms, Inc	11,169,942
171,929	*	Simply Good Foods Co	5,940,147
244,840	*,e	Vital Farms, Inc	5,954,509
		TOTAL FOOD, BEVERAGE & TOBACCO	54,201,855
28

TIAA-CREF FUNDS – Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 7.1%
503,690	*	Allscripts Healthcare Solutions, Inc	$7,837,416
213,440	*	Alphatec Holdings Inc	3,412,906
166,030	*	Angiodynamics, Inc	4,034,529
847,320	*	Antares Pharma, Inc	3,211,343
137,890	*	Avanos Medical, Inc	5,958,227
922,090	*	Brookdale Senior Living, Inc	6,030,469
160,300	*,e	Co-Diagnostics, Inc	1,420,258
41,710		Conmed Corp	5,879,024
51,810	*	Covetrus, Inc	1,484,356
55,220		Ensign Group, Inc	4,740,637
286,630	*	Evolent Health, Inc	6,208,406
69,010	*	Health Catalyst, Inc	3,995,679
136,724	*	HealthStream, Inc	3,303,252
29,180	*	Heska Corp	5,329,727
69,980	*	Inari Medical, Inc	7,998,014
395,979	*	Inovalon Holdings, Inc	11,962,526
42,380	*	Integer Holding Corp	3,978,634
306,377	*	Intersect ENT, Inc	6,682,082
389,477	*	Lantheus Holdings, Inc	9,230,605
23,050	*	Magellan Health Services, Inc	2,171,310
251,905	*	Meridian Bioscience, Inc	4,932,300
68,810	*	Merit Medical Systems, Inc	4,376,316
110,778	*	Natus Medical, Inc	2,830,378
116,440	*	Neogen Corp	11,179,404
266,110	*	NextGen Healthcare, Inc	4,872,474
366,940	*	Option Care Health, Inc	7,001,215
240,170		Owens & Minor, Inc	8,667,735
130,990		Patterson Cos, Inc	4,210,019
109,608	*	Pennant Group, Inc	4,430,355
127,310	*	Phreesia, Inc	6,588,293
568,720	*	R1 RCM, Inc	15,514,682
26,297	*	Schrodinger, Inc	2,004,883
305,110	*	Select Medical Holdings Corp	11,508,749
39,270	*	SI-BONE, Inc	1,394,085
285,850	*	Tenet Healthcare Corp	16,939,471
36,910	*	Transmedics Group, Inc	1,059,686
175,890	*	Varex Imaging Corp	4,175,629
509,470	*	ViewRay, Inc	2,450,551
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	219,005,625

HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
250,460	*	BellRing Brands, Inc	6,459,363
388,780	*	elf Beauty, Inc	11,760,595
67,561	*	Lifevantage Corp	549,271
72,890	*	USANA Health Sciences, Inc	6,559,371
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	25,328,600

INSURANCE - 1.4%
71,790		American Equity Investment Life Holding Co	2,224,054
105,368		Amerisafe, Inc	6,541,245
241,800		Conseco, Inc	6,173,154
119,050		Heritage Insurance Holdings, Inc	1,084,546
106,728		James River Group Holdings Ltd	5,027,956
209,360	*	Selectquote, Inc	6,517,377
356,821	*	SiriusPoint Ltd	3,775,166
29

TIAA-CREF FUNDS – Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

148,760		Stewart Information Services Corp	$8,724,774
221,326		Universal Insurance Holdings, Inc	3,087,498
		TOTAL INSURANCE	43,155,770

MATERIALS - 5.3%
170,050		Avient Corp	8,633,438
89,570		Balchem Corp	11,392,408
760,050	*	Coeur Mining, Inc	6,141,204
220,190	*	Domtar Corp	8,679,890
161,800	*	Ferro Corp	2,695,588
673,900	*,†	Ferroglobe plc	0
52,790		Innospec, Inc	5,142,274
105,690	*	Koppers Holdings, Inc	3,513,136
255,970		Louisiana-Pacific Corp	16,863,304
114,640		Materion Corp	8,117,658
153,534		Myers Industries, Inc	3,463,727
45,214		Olympic Steel, Inc	1,313,467
140,860	*	Ranpak Holdings Corp	2,708,738
193,595		Schnitzer Steel Industries, Inc (Class A)	9,139,620
152,410		Sensient Technologies Corp	12,534,198
90,010		Stepan Co	11,760,707
550,540	*	Summit Materials, Inc	15,850,047
176,450		Trinseo S.A.	10,924,019
709,770		United States Steel Corp	16,331,808
157,162	*	US Concrete, Inc	9,965,642
		TOTAL MATERIALS	165,170,873

MEDIA & ENTERTAINMENT - 2.0%
264,410	*	Cargurus, Inc	6,525,639
237,510	*	Cars.com, Inc	3,137,507
255,120		EW Scripps Co (Class A)	5,515,694
284,320	*	Fluent, Inc	1,057,670
132,080		Gray Television, Inc	2,683,866
400,600	*	iHeartMedia, Inc	7,667,484
189,010	*	Liberty Braves Group (Class C)	5,233,687
614,640	*	LiveXLive Media, Inc	2,636,806
163,030	*	QuinStreet, Inc	3,304,618
102,370	*	TechTarget, Inc	7,851,779
672,970		TEGNA, Inc	13,499,778
237,650	*	WideOpenWest, Inc	3,343,736
		TOTAL MEDIA & ENTERTAINMENT	62,458,264

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.4%
992,130	*,e	ADMA Biologics, Inc	1,944,575
703,494	*	Affimed NV	7,520,351
496,347	*	Amicus Therapeutics, Inc	4,884,054
1,005,330	*	Amneal Pharmaceuticals, Inc	5,539,368
106,140	*	AnaptysBio, Inc	2,478,369
30,120	*	Anika Therapeutics, Inc	1,210,222
673,790	*,e	Applied Genetic Technologies Corp	2,850,132
488,420	*,e	Aquestive Therapeutics, Inc	1,987,869
93,570	*	Arcus Biosciences, Inc	3,157,987
4,773	*	Arcutis Biotherapeutics, Inc	159,895
38,951	*	Arena Pharmaceuticals, Inc	2,673,207
37,622	*	Arrowhead Pharmaceuticals Inc	2,737,377
61,475	*	Arvinas, Inc	4,238,086
30

TIAA-CREF FUNDS – Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

313,030	*	Atara Biotherapeutics, Inc	$4,401,202
255,970	*	Avid Bioservices, Inc	5,479,038
38,450	*	Axsome Therapeutics, Inc	2,324,687
795,820	*,e	BioCryst Pharmaceuticals, Inc	9,259,366
558,560	*	BioDelivery Sciences International, Inc	1,932,618
186,660	*	Cara Therapeutics, Inc	2,417,247
153,312	*	CareDx, Inc	12,122,380
219,127	*,e	Cassava Sciences, Inc	10,255,144
320,370	*	Catalyst Pharmaceuticals, Inc	1,467,295
475,600	*	Chimerix, Inc	4,142,476
219,720	*	Codexis, Inc	5,093,110
130,329	*	Concert Pharmaceuticals, Inc	540,865
341,167	*	CytomX Therapeutics, Inc	3,193,323
179,590	*	Editas Medicine, Inc	6,646,626
76,630	*	Emergent Biosolutions, Inc	4,672,897
64,680	*,e	Esperion Thereapeutics, Inc	1,743,126
37,850	*	Fate Therapeutics, Inc	3,307,711
683,026	*,e	Fluidigm Corp	3,421,960
252,810	*	G1 Therapeutics, Inc	5,326,707
281,020	*,e	Genprex, Inc	1,067,876
557,900	*	GlycoMimetics, Inc	1,338,960
435,890	*	Gossamer Bio, Inc	3,766,090
134,580	*	Immunovant, Inc	2,110,214
450,480	*,e	Inovio Pharmaceuticals, Inc	3,067,769
93,196	*	Intellia Therapeutics, Inc	7,154,657
217,454	*	Intra-Cellular Therapies, Inc	7,486,941
210,555	*,e	Invitae Corp	7,348,370
646,710	*	Ironwood Pharmaceuticals, Inc	7,139,678
293,360	*,e	Karyopharm Therapeutics, Inc	2,739,982
123,570		Luminex Corp	4,533,783
27,200	*	Medpace Holdings, Inc	4,615,296
1,269,450	*	Mustang Bio, Inc	4,100,324
258,240	*	Myriad Genetics, Inc	7,804,013
142,321	*	NanoString Technologies, Inc	11,338,714
221,334	*	Natera, Inc	24,351,167
206,840	*	NeoGenomics, Inc	10,133,092
96,300	*	Novavax, Inc	22,816,359
211,720	*,e	Omeros Corp	3,738,975
778,420	*	Oncocyte Corp	4,001,079
375,660	*	Organogenesis Holdings Inc	8,399,758
197,920	*	Pacific Biosciences of California, Inc	5,907,912
109,004		Phibro Animal Health Corp	2,672,778
142,270	*,e	Provention Bio, Inc	1,022,921
115,380	*	Puma Biotechnology, Inc	1,137,647
98,598	*	Quanterix Corp	6,028,282
2,234	*	REVOLUTION Medicines, Inc	74,146
596,370	*	Sangamo Therapeutics Inc	7,025,239
1,138,580	*	Selecta Biosciences, Inc	3,415,740
412,325	*	Solid Biosciences, Inc	2,098,734
186,730	*	Sutro Biopharma, Inc	3,829,832
115,630	*	TG Therapeutics, Inc	5,169,817
144,700	*	Translate Bio, Inc	3,359,934
368,386	*	Travere Therapeutics, Inc	9,106,502
56,000	*	Turning Point Therapeutics Inc	4,268,880
38,836	*	Twist Bioscience Corp	5,211,403
102,220	*	Veracyte, Inc	5,085,445
31

TIAA-CREF FUNDS – Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

103,020	*	Vericel Corp	$6,430,508
446,200	*,e	vTv Therapeutics, Inc	1,142,272
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	351,170,359

REAL ESTATE - 6.5%
268,310		Armada Hoffler Properties, Inc	3,657,065
195,009		Bluerock Residential Growth REIT, Inc	1,848,685
382,960		CareTrust REIT, Inc	9,259,973
1,741,650	*	Colony Capital, Inc	12,191,550
293,010		Columbia Property Trust, Inc	5,277,110
1,255,920		Diversified Healthcare Trust	5,544,887
93,160		EastGroup Properties, Inc	14,780,766
227,630		Four Corners Property Trust, Inc	6,571,678
431,060		Global Net Lease, Inc	8,276,352
363,750		Healthcare Realty Trust, Inc	11,698,200
298,860		Independence Realty Trust, Inc	5,032,803
109,370	*	Marcus & Millichap, Inc	3,862,948
364,410		National Storage Affiliates Trust	16,558,790
335,308		Newmark Group, Inc	3,604,561
95,520		Office Properties Income Trust	2,650,680
494,000		Physicians Realty Trust	9,252,620
118,150		Plymouth Industrial REIT, Inc	2,202,316
198,630		PotlatchDeltic Corp	11,790,677
115,900		Preferred Apartment Communities, Inc	1,182,180
121,938		PS Business Parks, Inc	19,799,073
166,220		QTS Realty Trust, Inc	11,051,968
531,430	*	Realogy Holdings Corp	9,183,110
101,370		RMR Group, Inc	4,012,225
429,500		STAG Industrial, Inc	15,681,045
430,660		Uniti Group, Inc	4,909,524
		TOTAL REAL ESTATE	199,880,786

RETAILING - 5.3%
150,360	*,e	1-800-FLOWERS.COM, Inc (Class A)	4,807,761
329,270	*	Abercrombie & Fitch Co (Class A)	12,344,332
347,178	*	At Home Group, Inc	10,963,881
129,250	*	Bed Bath & Beyond, Inc	3,272,610
151,780		Buckle, Inc	6,365,653
162,470		Caleres, Inc	3,787,176
163,940		Camping World Holdings, Inc	7,137,948
81,420	*	Citi Trends, Inc	8,516,532
76,870		Dillard’s, Inc (Class A)	7,603,212
100,220	*,e	GrowGeneration Corp	4,369,592
153,140	*	Hibbett Sports, Inc	12,166,973
583,870	*	Macy’s, Inc	9,680,565
52,140	*	Magnite, Inc	2,088,207
85,810	*	MarineMax, Inc	4,874,008
60,920	*	Overstock.com, Inc	4,964,980
393,500	*	Quotient Technology, Inc	6,429,790
419,140		Rent-A-Center, Inc	24,121,507
124,360	*	Sleep Number Corp	13,914,640
334,610	*	Sportsman’s Warehouse Holdings, Inc	5,875,752
50,928	*	Stamps.com, Inc	10,459,083
		TOTAL RETAILING	163,744,202
32

TIAA-CREF FUNDS – Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
521,160		Amkor Technology, Inc	$10,537,855
143,061		Brooks Automation, Inc	14,496,371
283,712	*	Formfactor, Inc	11,107,325
172,630	*	Ichor Holdings Ltd	9,627,575
313,647	*	Lattice Semiconductor Corp	15,779,580
50,270	*	MACOM Technology Solutions Holdings, Inc	2,845,785
196,600	*	MaxLinear, Inc	7,075,634
399,785	*	Rambus, Inc	7,587,919
133,590	*	Semtech Corp	9,049,387
37,580	*	Silicon Laboratories, Inc	5,296,901
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	93,404,332

SOFTWARE & SERVICES - 5.3%
59,480	*	Alarm.com Holdings, Inc	5,338,925
202,210	*	Avaya Holdings Corp	5,817,582
36,747	*	BM Technologies, Inc	360,488
488,060	*	Box, Inc	10,395,678
161,230	*	ChannelAdvisor Corp	3,410,014
696,310	*	Cloudera, Inc	8,836,174
108,056	*	Commvault Systems, Inc	7,510,973
404,210	*	Conduent, Inc	2,748,628
84,000	*	Cornerstone OnDemand, Inc	3,718,260
328,840	*	Digital Turbine, Inc	24,804,401
141,130	*	LiveRamp Holdings, Inc	6,912,547
232,160	*	Mitek Systems, Inc	3,763,314
394,763		Perspecta, Inc	11,554,713
209,085		Progress Software Corp	9,128,651
85,334	*	Rapid7, Inc	6,933,387
130,990		Sapiens International Corp NV	4,238,836
105,130	*	Sprout Social, Inc	6,969,068
62,090	*	SPS Commerce, Inc	6,360,500
41,900	*	Sykes Enterprises, Inc	1,836,477
272,999	*	Tenable Holdings, Inc	10,236,097
150,790	*	Workiva, Inc	14,174,260
441,300	*	Zuora Inc	7,149,060
		TOTAL SOFTWARE & SERVICES	162,198,033

TECHNOLOGY HARDWARE & EQUIPMENT - 2.7%
218,120	*	Calix, Inc	9,224,295
543,640	*	Diebold, Inc	8,160,036
29,589	*	ePlus, Inc	2,969,552
831,490	*	Extreme Networks, Inc	9,462,356
78,900	*	II-VI, Inc	5,297,346
97,350	*	Insight Enterprises, Inc	9,771,020
105,023	*	OSI Systems, Inc	10,142,071
247,666	*	Ribbon Communications, Inc	1,671,746
403,731	*	Sanmina Corp	16,488,374
473,561	*	TTM Technologies, Inc	7,103,415
58,749	*	Vishay Precision Group, Inc	1,872,918
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	82,163,129

TELECOMMUNICATION SERVICES - 0.6%
264,636	*	Liberty Latin America Ltd (Class A)	3,674,471
400,403	*	Liberty Latin America Ltd (Class C)	5,585,622
96,542		Spok Holdings, Inc	991,486
699,416	*	Vonage Holdings Corp	9,477,087
		TOTAL TELECOMMUNICATION SERVICES	19,728,666
33

TIAA-CREF FUNDS – Quant Small-Cap Equity Fund

SHARES		COMPANY			VALUE

TRANSPORTATION - 1.3%
138,982		ArcBest Corp			$10,112,330
83,190	*	Avis Budget Group, Inc			7,454,656
110,446		Forward Air Corp			9,751,277
167,819	*	Hub Group, Inc (Class A)			11,029,065
165,394	*	Radiant Logistics, Inc			1,104,832
		TOTAL TRANSPORTATION			39,452,160

UTILITIES - 1.7%
108,430		Avista Corp			4,989,949
180,058		Black Hills Corp			12,420,401
127,785		Clearway Energy, Inc (Class A)			3,396,525
56,270		Northwest Natural Holding Co			3,034,078
166,691		NorthWestern Corp			11,339,989
177,955	e	South Jersey Industries, Inc			4,404,386
115,947		Southwest Gas Holdings Inc			8,083,825
51,780		Spire, Inc			3,901,105
		TOTAL UTILITIES			51,570,258

		TOTAL COMMON STOCKS			3,077,488,768
		(Cost $2,006,613,328)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.5%

GOVERNMENT AGENCY DEBT - 0.5%
$700,000		Federal Home Loan Bank (FHLB)	0.005%	05/03/21	700,000
13,001,000		FHLB	0.005-0.010	05/05/21	13,001,000
2,040,000		FHLB	0.005	05/12/21	2,040,000
		TOTAL GOVERNMENT AGENCY DEBT			15,741,000

TREASURY DEBT - 0.0%
480,000		United States Treasury Bill	0.013	05/20/21	479,998
		TOTAL TREASURY DEBT			479,998

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.0%
30,680,500	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.020		30,680,500
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			30,680,500

		TOTAL SHORT-TERM INVESTMENTS			46,901,498
		(Cost $46,901,486)
		TOTAL INVESTMENTS - 101.3%			3,124,390,266
		(Cost $2,053,514,814)
		OTHER ASSETS & LIABILITIES, NET - (1.3)%			(40,269,401)
		NET ASSETS - 100.0%			$3,084,120,865

		Abbreviation(s):
		REIT Real Estate Investment Trust

*		Non-income producing
34

TIAA-CREF FUNDS – Quant Small-Cap Equity Fund

†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open future contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $65,488,320.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/21, the aggregate value of these securities is $5,386,434 or 0.2% of net assets.

Futures contracts outstanding as of April 30, 2021 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	130	06/18/21	$ 14,195,329	$14,699,750	$504,421
35

TIAA-CREF FUNDS – Quant Small/Mid-Cap Equity Fund

TIAA-CREF FUNDS

QUANT SMALL/MID-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.2%
94,291	*	Adient plc	$4,369,445
93,070		Gentex Corp	3,274,203
80,665	*	Stoneridge, Inc	2,682,111
27,200		Thor Industries, Inc	3,851,248
		TOTAL AUTOMOBILES & COMPONENTS	14,177,007

BANKS - 7.4%
63,130	*	Axos Financial, Inc	2,850,319
73,529		Bank of NT Butterfield & Son Ltd	2,883,807
80,645		BankUnited	3,758,863
111,323		Berkshire Hills Bancorp, Inc	2,470,257
32,080		BOK Financial Corp	2,821,115
111,200		Cadence BanCorp	2,474,200
103,820		Capitol Federal Financial	1,341,874
67,181		Cathay General Bancorp	2,719,487
88,065		Central Pacific Financial Corp	2,373,352
49,840		Comerica, Inc	3,745,974
36,533		ConnectOne Bancorp, Inc	991,871
55,398		Essent Group Ltd	2,912,827
450,902		First Bancorp (Puerto Rico)	5,667,838
580		First Citizens Bancshares, Inc (Class A)	503,127
81,180		First Financial Bancorp	1,989,722
21,851		Flagstar Bancorp, Inc	1,016,946
77,815		Great Western Bancorp, Inc	2,571,786
92,389		Hilltop Holdings, Inc	3,252,093
16,090		International Bancshares Corp	762,505
187,715		MGIC Investment Corp	2,860,777
90,348		National Bank Holdings Corp	3,604,885
69,039	*	NMI Holdings, Inc	1,783,968
107,010		OFG Bancorp	2,535,067
56,010		Old National Bancorp	1,058,589
101,449		PacWest Bancorp	4,403,901
58,006		Popular, Inc	4,290,124
43,992		Prosperity Bancshares, Inc	3,227,253
128,602		Radian Group, Inc	3,168,753
53,478		TFS Financial Corp	1,046,030
81,626	*	The Bancorp, Inc	1,812,505
167,500		Umpqua Holdings Corp	3,122,200
68,344		Washington Federal, Inc	2,224,597
36,240		Westamerica Bancorporation	2,297,616
74,795		WSFS Financial Corp	3,821,277
		TOTAL BANKS	88,365,505

CAPITAL GOODS - 13.7%
68,732		Advanced Drainage Systems, Inc	7,674,615
77,046	*	Aecom Technology Corp	5,118,166
36

TIAA-CREF FUNDS – Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

35,830		AGCO Corp	$5,228,314
38,270		Allegion plc	5,142,723
23,930		Applied Industrial Technologies, Inc	2,289,144
95,958	*	Atkore International Group, Inc	7,511,592
15,370	*	Axon Enterprise, Inc	2,330,246
36,029		AZZ, Inc	1,896,567
61,200	*	Beacon Roofing Supply, Inc	3,447,396
188,127	*	Bloom Energy Corp	4,885,658
74,687		Boise Cascade Co	4,983,117
143,406	*	Builders FirstSource, Inc	6,979,570
41,170		BWX Technologies, Inc	2,755,096
41,252		Comfort Systems USA, Inc	3,397,515
60,321		EMCOR Group, Inc	7,226,456
30,915		EnPro Industries, Inc	2,647,870
115,366	*	Evoqua Water Technologies Corp	3,297,160
64,525		Federal Signal Corp	2,673,271
68,560	*	Gates Industrial Corp plc	1,182,660
23,747	*	Gibraltar Industries, Inc	2,181,399
55,477		Graco, Inc	4,260,634
104,800	*	Howmet Aerospace, Inc	3,349,408
13,140		Huntington Ingalls	2,789,885
50,575		ITT, Inc	4,769,728
254,803	*	MRC Global, Inc	2,400,244
45,920	*	MYR Group, Inc	3,577,168
15,550		Nordson Corp	3,287,426
291,700	*	NOW, Inc	2,864,494
17,230		Oshkosh Corp	2,143,929
91,222		Primoris Services Corp	2,979,311
43,399		Quanta Services, Inc	4,194,079
17,370	*	RBC Bearings, Inc	3,464,099
22,810		Regal-Beloit Corp	3,294,448
91,824		Rexnord Corp	4,584,772
15,696		Simpson Manufacturing Co, Inc	1,768,939
50,950	*	SPX Corp	3,090,627
56,800	*	Titan Machinery, Inc	1,483,048
43,100		Toro Co	4,939,260
98,331		UFP Industries, Inc	8,263,737
41,292	*	Vectrus, Inc	2,161,636
93,300		Vertiv Holdings Co	2,117,910
12,590		Watsco, Inc	3,687,107
169,460	*	Welbilt, Inc	3,785,736
		TOTAL CAPITAL GOODS	162,106,160

COMMERCIAL & PROFESSIONAL SERVICES - 2.0%
64,644		ABM Industries, Inc	3,323,348
62,589		Booz Allen Hamilton Holding Co	5,191,757
84,990		Kforce, Inc	4,762,840
62,900		Kimball International, Inc (Class B)	917,082
31,690		Manpower, Inc	3,831,004
15,729		Mantech International Corp (Class A)	1,342,470
21,561	*	SP Plus Corp	740,189
71,730	*	Upwork, Inc	3,303,884
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	23,412,574
37

TIAA-CREF FUNDS – Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

CONSUMER DURABLES & APPAREL - 4.6%
10,850	*	Cavco Industries, Inc	$2,272,315
10,670		Columbia Sportswear Co	1,163,137
63,057	*	CROCS, Inc	6,313,267
28,031	*	Malibu Boats, Inc	2,336,664
91,810	*,e	Nautilus, Inc	1,538,736
180,691		Newell Brands Inc	4,871,429
623	*	NVR, Inc	3,126,276
105,365		Pulte Homes, Inc	6,229,179
62,778	*	Skyline Champion Corp	2,789,226
68,690		Smith & Wesson Brands, Inc	1,195,206
130,000	*	Sonos, Inc	5,203,900
89,193		Steven Madden Ltd	3,627,479
138,770		Tempur Sealy International, Inc	5,292,688
5,961	*	TopBuild Corp	1,325,607
29,760	*	Vista Outdoor, Inc	970,474
67,430	*	YETI Holdings, Inc	5,759,871
		TOTAL CONSUMER DURABLES & APPAREL	54,015,454

CONSUMER SERVICES - 3.0%
49,660	*	Bally’s Corp	2,878,294
78,820	*	Boyd Gaming Corp	5,213,943
37,650	*	Caesars Entertainment, Inc	3,683,676
63,590		Extended Stay America, Inc	1,264,805
44,412	*	frontdoor, Inc	2,377,374
142,730		H&R Block, Inc	3,177,170
236,010	*	Houghton Mifflin Harcourt Co	2,142,971
158,270	*	International Game Technology plc	2,725,409
92,445	*	Perdoceo Education Corp	1,077,909
125,040	*	Red Rock Resorts, Inc	4,580,215
18,565		Strategic Education, Inc	1,393,489
67,704	*	Terminix Global Holdings, Inc	3,445,457
74,960	*	WW International Inc	2,079,390
		TOTAL CONSUMER SERVICES	36,040,102

DIVERSIFIED FINANCIALS - 6.2%
28,089		Artisan Partners Asset Management, Inc	1,430,292
153,314		Brightsphere Investment Group, Inc	3,451,098
97,452	*	Cannae Holdings, Inc	3,868,844
49,310		Carlyle Group, Inc	2,103,565
35,508		Cohen & Steers, Inc	2,415,254
94,056		Federated Investors, Inc (Class B)	2,708,813
82,000	e	iShares Russell 2000 Index Fund	18,440,980
121,060		Jefferies Financial Group, Inc	3,935,661
35,000		KKR Real Estate Finance Trust, Inc	738,500
171,640	*	LendingClub Corp	2,641,540
67,303		LPL Financial Holdings, Inc	10,546,380
17,056		Morningstar, Inc	4,520,010
69,983		OneMain Holdings, Inc	3,979,933
57,930		PROG Holdings, Inc	2,950,954
70,040		Santander Consumer USA Holdings, Inc	2,377,158
80,630		Starwood Property Trust, Inc	2,081,867
36,441	*	StoneX Group, Inc	2,314,732
98,976		Virtu Financial, Inc	2,932,659
		TOTAL DIVERSIFIED FINANCIALS	73,438,240
38

TIAA-CREF FUNDS – Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

ENERGY - 2.5%
33,234		Cimarex Energy Co	$2,200,091
123,894	*	Clean Energy Fuels Corp	1,362,834
108,760		Devon Energy Corp	2,542,809
60,100	*	Green Plains Inc	1,790,980
456,060		Marathon Oil Corp	5,135,235
336,159	*	NexTier Oilfield Solutions, Inc	1,206,811
190,220	*	Oceaneering International, Inc	2,044,865
311,860		Patterson-UTI Energy, Inc	2,108,174
18,181	*	Renewable Energy Group, Inc	1,009,409
299,170		SM Energy Co	4,726,886
123,490		Targa Resources Investments, Inc	4,283,868
53,544		World Fuel Services Corp	1,656,116
		TOTAL ENERGY	30,068,078

FOOD & STAPLES RETAILING - 1.2%
87,243		Andersons, Inc	2,505,619
52,310	*	BJ’s Wholesale Club Holdings, Inc	2,336,688
116,820	*	Rite Aid Corp	2,046,686
100,350		SpartanNash Co	1,943,779
150,624	*	United Natural Foods, Inc	5,552,001
		TOTAL FOOD & STAPLES RETAILING	14,384,773

FOOD, BEVERAGE & TOBACCO - 1.7%
59,623		Bunge Ltd	5,033,374
13,893	*	Freshpet, Inc	2,567,704
147,053	*	Hostess Brands, Inc	2,248,440
65,530		Lamb Weston Holdings, Inc	5,275,165
60,060	*	Pilgrim’s Pride Corp	1,439,038
18,730		Sanderson Farms, Inc	3,081,647
		TOTAL FOOD, BEVERAGE & TOBACCO	19,645,368

HEALTH CARE EQUIPMENT & SERVICES - 5.1%
77,320	*,e	Accelerate Diagnostics, Inc	565,209
142,100	*	Alphatec Holdings Inc	2,272,179
19,330	*	Angiodynamics, Inc	469,719
35,830	*	Axonics Modulation Technologies, Inc	2,254,782
115,610	*,e	Co-Diagnostics, Inc	1,024,305
254,880	*	Community Health Systems, Inc	2,841,912
67,690	*	Cross Country Healthcare, Inc	901,631
34,840		Encompass Health Corp	2,956,522
130,430	*	Evolent Health, Inc	2,825,114
36,850	*	Globus Medical, Inc	2,644,724
42,921		Hill-Rom Holdings, Inc	4,730,753
17,010	*	Inari Medical, Inc	1,944,073
62,260	*	Inovalon Holdings, Inc	1,880,875
15,925	*	Magellan Health Services, Inc	1,500,135
18,601	*	ModivCare, Inc	2,605,628
30,160	*	Molina Healthcare, Inc	7,693,816
33,920	*	Natus Medical, Inc	866,656
48,098	*	Orthofix Medical Inc	2,133,146
87,500		Owens & Minor, Inc	3,157,875
80,817		Patterson Cos, Inc	2,597,458
151,100	*	PAVmed, Inc	690,527
39

TIAA-CREF FUNDS – Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

169,900	*	R1 RCM, Inc	$4,634,872
35,786	*	Select Medical Holdings Corp	1,349,848
18,270	*	Shockwave Medical Inc	2,986,414
50,060	*	Tenet Healthcare Corp	2,966,556
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	60,494,729

HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
51,630	*	BellRing Brands, Inc	1,331,537
112,984	*	elf Beauty, Inc	3,417,766
21,544		Medifast, Inc	4,892,427
33,320		Spectrum Brands Holdings, Inc	2,936,825
92,220	*	Veru, Inc	815,225
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	13,393,780

INSURANCE - 2.5%
47,721		American Financial Group, Inc	5,863,002
102,460		Brown & Brown, Inc	5,448,823
55,910		First American Financial Corp	3,606,195
30,622		Kemper Corp	2,390,353
24,356		Mercury General Corp	1,516,648
29,627		Selective Insurance Group, Inc	2,255,800
64,340		W.R. Berkley Corp	5,129,185
3,009		White Mountains Insurance Group Ltd	3,506,779
		TOTAL INSURANCE	29,716,785

MATERIALS - 5.3%
30,622		Avery Dennison Corp	6,558,314
39,582		Avient Corp	2,009,578
121,190	*	Axalta Coating Systems Ltd	3,864,749
76,676		CF Industries Holdings, Inc	3,728,754
70,620	*	Domtar Corp	2,783,840
171,045		Element Solutions, Inc	3,742,465
15,659		Innospec, Inc	1,525,343
75,670		Louisiana-Pacific Corp	4,985,140
20,907		Materion Corp	1,480,425
24,630		Packaging Corp of America	3,636,619
45,160	*	Ranpak Holdings Corp	868,427
35,984		Reliance Steel & Aluminum Co	5,768,595
19,746		Royal Gold, Inc	2,208,787
24,613		Scotts Miracle-Gro Co (Class A)	5,689,541
38,520		Sensient Technologies Corp	3,167,885
97,777		Silgan Holdings, Inc	4,123,256
139,474	*	Summit Materials, Inc	4,015,456
28,940		Westlake Chemical Corp	2,717,177
		TOTAL MATERIALS	62,874,351

MEDIA & ENTERTAINMENT - 2.0%
45,084	*	EverQuote Inc	1,526,995
146,140	*	iHeartMedia, Inc	2,797,120
4,382	*	Liberty Broadband Corp (Class C)	713,039
60,324	*	Liberty Media Group (Class C)	2,831,608
261,900	*	Lions Gate Entertainment Corp (Class A)	3,789,693
65,890	*	Meredith Corp	2,049,179
40

TIAA-CREF FUNDS – Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

154,030		News Corp (Class A)	$4,034,816
42,490	*	Yelp, Inc	1,669,857
30,950	*	Zillow Group, Inc (Class C)	4,027,214
		TOTAL MEDIA & ENTERTAINMENT	23,439,521

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.7%
73,056	*	Acadia Pharmaceuticals, Inc	1,502,031
16,700	*	Acceleron Pharma, Inc	2,086,999
171,497	*	Agenus, Inc	529,926
28,768	*	Agios Pharmaceuticals, Inc	1,605,254
58,652	*	Alkermes plc	1,290,637
11,720	*	Allakos, Inc	1,278,886
204,407	*	Amicus Therapeutics, Inc	2,011,365
62,230	*	AnaptysBio, Inc	1,453,070
41,970	*	Arcutis Biotherapeutics, Inc	1,405,995
28,260	*	Arena Pharmaceuticals, Inc	1,939,484
15,140	*	Arvinas, Inc	1,043,752
210	*	Athenex, Inc	842
120,370	*	Avantor, Inc	3,856,655
64,150	*	Avid Bioservices, Inc	1,373,131
4,410		Bio-Techne Corp	1,885,231
23,326	*	Bluebird Bio, Inc	699,780
85,790	*	Cara Therapeutics, Inc	1,110,980
16,710	*	CareDx, Inc	1,321,260
22,432	*	Charles River Laboratories International, Inc	7,457,518
93,830	*	Chimerix, Inc	817,259
119,160	*	Exelixis, Inc	2,933,719
91,980	*	G1 Therapeutics, Inc	1,938,019
103,870	*	Gossamer Bio, Inc	897,437
60,601	*	Halozyme Therapeutics, Inc	3,027,020
104,683	*	Horizon Therapeutics Plc	9,905,105
109,780	*,e	Inovio Pharmaceuticals, Inc	747,602
40,250	*	Intellia Therapeutics, Inc	3,089,993
49,390	*,e	Invitae Corp	1,723,711
132,550	*	Ironwood Pharmaceuticals, Inc	1,463,352
15,505	*	Jazz Pharmaceuticals plc	2,549,022
22,970	*	Keros Therapeutics, Inc	1,350,636
141,530	*	Lexicon Pharmaceuticals, Inc	687,836
8,790	*	Ligand Pharmaceuticals, Inc (Class B)	1,282,373
413,140	*,e	MannKind Corp	1,888,050
36,766	*	Natera, Inc	4,044,995
26,280	*	NGM Biopharmaceuticals Inc	722,700
20,528	*	Novavax, Inc	4,863,699
15,170	*	Nurix Therapeutics, Inc	528,219
60,360	*	Organogenesis Holdings Inc	1,349,650
59,248		Phibro Animal Health Corp	1,452,761
75,430	*	PPD, Inc	3,484,866
32,641	*	PRA Health Sciences, Inc	5,447,456
45,910	*	Prothena Corp plc	1,218,451
87,949	*	Radius Health, Inc	1,961,263
7,704	*	Reata Pharmaceuticals, Inc	781,186
25,426	*	Sarepta Therapeutics, Inc	1,801,178
11,435	*	Seagen, Inc	1,643,896
41

TIAA-CREF FUNDS – Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

62,930	*	Travere Therapeutics, Inc	$1,555,630
19,955	*	United Therapeutics Corp	4,022,130
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	103,032,010

REAL ESTATE - 7.4%
99,931		Alexander & Baldwin, Inc	1,831,735
138,620		American Homes 4 Rent	5,134,485
109,900		CareTrust REIT, Inc	2,657,382
142,866		Columbia Property Trust, Inc	2,573,017
102,670		CubeSmart	4,347,048
447,920		Diversified Healthcare Trust	1,977,567
78,256		Equity Lifestyle Properties, Inc	5,430,966
70,239		First Industrial Realty Trust, Inc	3,495,795
106,835		Gaming and Leisure Properties, Inc	4,966,759
56,748		Getty Realty Corp	1,792,102
43,140		Gladstone Land Corp	905,509
71,552		Healthcare Realty Trust, Inc	2,301,112
6,800	*	Jones Lang LaSalle, Inc	1,277,788
106,956		Kennedy-Wilson Holdings, Inc	2,197,946
41,439		Life Storage, Inc	3,980,630
19,620	*	Marcus & Millichap, Inc	692,978
70,390		Medical Properties Trust, Inc	1,552,100
96,690		National Retail Properties, Inc	4,488,350
24,180		National Storage Affiliates Trust	1,098,739
51,343		NexPoint Residential Trust, Inc	2,575,365
103,570		Omega Healthcare Investors, Inc	3,935,660
232,020		Paramount Group, Inc	2,461,732
105,780	*	Park Hotels & Resorts, Inc	2,359,952
60,050		Regency Centers Corp	3,822,783
74,360		Rexford Industrial Realty, Inc	4,130,698
24,778		RMR Group, Inc	980,713
92,785		STAG Industrial, Inc	3,387,580
19,280		STORE Capital Corp	690,031
29,660		Terreno Realty Corp	1,913,663
148,460		VICI Properties, Inc	4,706,182
111,952		Weingarten Realty Investors	3,620,528
		TOTAL REAL ESTATE	87,286,895

RETAILING - 5.3%
60,450	*	Academy Sports & Outdoors, Inc	1,862,465
43,271	*	Autonation, Inc	4,434,412
64,870	*	Bed Bath & Beyond, Inc	1,642,508
73,050		Camping World Holdings, Inc	3,180,597
85,930	*	CarParts.com, Inc	1,484,870
130,280	*	Container Store Group, Inc	1,835,645
86,549		Core-Mark Holding Co, Inc	3,683,525
28,930	*	Etsy, Inc	5,750,995
4,910	*	GameStop Corp (Class A)	852,327
18,080	*	Hibbett Sports, Inc	1,436,456
87,120		Kohl’s Corp	5,110,459
121,855	*	Magnite, Inc	4,880,293
48,970	*	MarineMax, Inc	2,781,496
55,767	*	National Vision Holdings, Inc	2,811,214
42

TIAA-CREF FUNDS – Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

77,480	*	ODP Corp	$3,132,516
15,530		Pool Corp	6,561,736
9,190	*	RH	6,322,904
32,805		Sonic Automotive, Inc (Class A)	1,618,599
6,170		Williams-Sonoma, Inc	1,053,528
64,502	*	Zumiez, Inc	2,771,651
		TOTAL RETAILING	63,208,196

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.6%
33,030	*	Alpha & Omega Semiconductor Ltd	1,027,233
15,690	*	Ambarella, Inc	1,529,618
191,174		Amkor Technology, Inc	3,865,538
57,213		Brooks Automation, Inc	5,797,393
24,325	*	Enphase Energy, Inc	3,387,256
72,067	*	Formfactor, Inc	2,821,423
43,090	*	Ichor Holdings Ltd	2,403,129
39,315	*	Impinj, Inc	1,865,890
89,256	*	Lattice Semiconductor Corp	4,490,470
21,683		Marvell Technology, Inc	980,289
177,428	*	NeoPhotonics Corp Ltd	1,660,726
53,349		Teradyne, Inc	6,672,893
63,490	*	Ultra Clean Holdings	3,242,434
11,696		Universal Display Corp	2,616,278
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	42,360,570

SOFTWARE & SERVICES - 8.2%
38,863		Amdocs Ltd	2,982,347
53,950	*	Anaplan, Inc	3,218,118
13,767	*	Avalara, Inc	1,950,922
66,290	*	Avaya Holdings Corp	1,907,163
52,548	*	Black Knight, Inc	3,805,526
210,290	*	Cloudera, Inc	2,668,580
26,661	*	Concentrix Corp	4,142,586
13,140	*	Digital Turbine, Inc	991,150
7,914	*	DocuSign, Inc	1,764,347
70,520	*	Domo, Inc	4,533,731
92,783	*	Dynatrace, Inc	4,828,427
33,695	*	Elastic NV	4,064,291
62,061		EVERTEC, Inc	2,476,234
39,431	*	Five9, Inc	7,411,845
82,510		Genpact Ltd	3,921,700
5,620	*	Globant S.A.	1,287,992
134,620	*	Nuance Communications, Inc	7,157,745
143,305	*	Nutanix, Inc	3,874,967
23,349	*	Paylocity Holding Corp	4,511,961
39,681		Pegasystems, Inc	5,037,106
70,821		Progress Software Corp	3,092,045
42,560	*	Smartsheet, Inc	2,523,808
52,433	*	SPS Commerce, Inc	5,371,237
103,456	*	SVMK, Inc	1,861,173
40,530	*	Tenable Holdings, Inc	1,519,672
62,480	*	Teradata Corp	3,090,886
58,870	*	Veritone, Inc	1,419,944
43

TIAA-CREF FUNDS – Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

36,332	*	Zendesk, Inc	$5,309,922
		TOTAL SOFTWARE & SERVICES	96,725,425

TECHNOLOGY HARDWARE & EQUIPMENT - 3.6%
174,990	*	Arlo Technologies, Inc	1,072,689
33,285	*	Arrow Electronics, Inc	3,796,820
89,725		Avnet, Inc	3,940,722
51,210	*	Cambium Networks Corp	3,072,600
39,690		Cognex Corp	3,418,103
42,400	*	EchoStar Corp (Class A)	1,036,680
8,110	*	ePlus, Inc	813,920
84,090	*	Extreme Networks, Inc	956,944
39,010	*	Insight Enterprises, Inc	3,915,434
68,256		Jabil Inc	3,577,979
126,343	*	Knowles Corp	2,640,569
61,711		National Instruments Corp	2,555,452
84,502	*	Sanmina Corp	3,451,062
26,661		Synnex Corp	3,231,313
58,600	*	Trimble Inc	4,805,200
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	42,285,487

TELECOMMUNICATION SERVICES - 0.3%
38,150	*	Anterix, Inc	1,805,258
126,513	*	Liberty Latin America Ltd (Class A)	1,756,633
42,004	*	Liberty Latin America Ltd (Class C)	585,956
		TOTAL TELECOMMUNICATION SERVICES	4,147,847

TRANSPORTATION - 2.1%
38,872	*	Alaska Air Group, Inc	2,687,610
57,161	*	Echo Global Logistics, Inc	1,869,165
17,956		Forward Air Corp	1,585,335
91,755	*	Hub Group, Inc (Class A)	6,030,138
29,914		Landstar System, Inc	5,153,584
122,430		Marten Transport Ltd	2,047,030
23,910		Ryder System, Inc	1,908,974
24,000	*	XPO Logistics, Inc	3,338,880
		TOTAL TRANSPORTATION	24,620,716

UTILITIES - 1.2%
35,951		Brookfield Renewable Corp	1,491,248
91,774		Clearway Energy, Inc (Class A)	2,439,353
115,146		MDU Resources Group, Inc	3,852,785
60,426		NRG Energy, Inc	2,164,459
30,060		ONE Gas, Inc	2,418,928
113,767		Vistra Energy Corp	1,919,249
		TOTAL UTILITIES	14,286,022

		TOTAL COMMON STOCKS	1,183,525,595
		(Cost $786,678,469)
44

TIAA-CREF FUNDS – Quant Small/Mid-Cap Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 3.0%

REPURCHASE AGREEMENT - 0.5%
$6,280,000	r	Fixed Income Clearing Corp (FICC)	0.005%	05/03/21	$6,280,000
		TOTAL REPURCHASE AGREEMENT			6,280,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.5%
29,158,029	c	State Street Navigator Securities Lending	0.020		29,158,029
		Government Money Market Portfolio
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			29,158,029

		TOTAL SHORT-TERM INVESTMENTS			35,438,029
		(Cost $35,438,029)
		TOTAL INVESTMENTS - 102.9%			1,218,963,624
		(Cost $822,116,498)
		OTHER ASSETS & LIABILITIES, NET - (2.9)%			(33,925,886)
		NET ASSETS - 100.0%			$1,185,037,738

		Abbreviation(s):
		REIT Real Estate Investment Trust

*		Non-income producing
c		Investments made with cash collateral received from securities on loan.
e		All or a portion of these securities are out on loan. The aggregate value of securities on loan is $29,955,232.
r		Agreement with Fixed Income Clearing Corporation, 0.005% dated 4/30/21 to be repurchased at $6,280,000 on 5/3/21, collateralized by U.S. Treasury Notes valued at $6,405,626.
45

TIAA-CREF FUNDS – Social Choice Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 2.0%
202,179	*	American Axle & Manufacturing Holdings, Inc	$1,870,196
110,497	*	Aptiv plc	15,899,413
12,746		BorgWarner, Inc	619,201
86,264	*	Tenneco, Inc	868,678
170,522	*	Tesla, Inc	120,975,128
		TOTAL AUTOMOBILES & COMPONENTS	140,232,616

BANKS - 3.2%
1,694		Ameris Bancorp	91,628
26,689		Associated Banc-Corp	584,222
47,422		Bank OZK	1,943,828
3,518		Banner Corp	199,963
47,884		Berkshire Hills Bancorp, Inc	1,062,546
6,267		Brookline Bancorp, Inc	100,899
8,221		Bryn Mawr Bank Corp	377,837
1,799		Cadence BanCorp	40,028
3,985		Camden National Corp	190,164
487,312		Citigroup, Inc	34,716,107
471,252		Citizens Financial Group, Inc	21,809,543
440		Columbia Banking System, Inc	19,153
108,335		Comerica, Inc	8,142,459
353		Commerce Bancshares, Inc	27,467
1,572		Community Trust Bancorp, Inc	70,048
3,270		Cullen/Frost Bankers, Inc	392,596
46,110	*	Customers Bancorp, Inc	1,591,717
12,542		Federal Agricultural Mortgage Corp (Class C)	1,290,070
10,587		First Busey Corp	264,463
44,108		First Republic Bank	8,082,350
1,130		FNB Corp	14,566
540		Glacier Bancorp, Inc	31,833
52,448		Great Western Bancorp, Inc	1,733,406
1,279		Hancock Whitney Corp	59,141
8,920		Heartland Financial USA, Inc	448,408
3,902		Heritage Financial Corp	109,646
19,184		HomeStreet, Inc	783,475
285,811		Huntington Bancshares, Inc	4,378,624
118,883		Investors Bancorp, Inc	1,740,447
94,874		Kearny Financial Corp	1,212,490
218,676		Keycorp	4,758,390
24,031		Live Oak Bancshares, Inc	1,537,023
277,015		MGIC Investment Corp	4,221,709
15,374	*	Mr Cooper Group, Inc	530,096
26,162		National Bank Holdings Corp	1,043,864
310		NBT Bancorp, Inc	11,746
468,877		New York Community Bancorp, Inc	5,607,769
7,838		Old National Bancorp	148,138
46

TIAA-CREF FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE

166,628		People’s United Financial, Inc	$3,020,966
53,702		Pinnacle Financial Partners, Inc	4,706,443
251,083		PNC Financial Services Group, Inc	46,939,967
682,855		Regions Financial Corp	14,886,239
12,826		Stock Yards Bancorp, Inc	656,178
19,485	*	SVB Financial Group	11,142,108
1,879	*	Texas Capital Bancshares, Inc	128,956
10,055		TFS Financial Corp	196,676
17,614	*	The Bancorp, Inc	391,119
3,796		Trico Bancshares	175,679
31,975	*	Tristate Capital Holdings, Inc	763,243
513,618		Truist Financial Corp	30,462,684
350		Trustmark Corp	11,343
2,167		UMB Financial Corp	210,264
650		Umpqua Holdings Corp	12,116
3,046		United Bankshares, Inc	119,616
17,523		Univest Financial Corp	489,417
3,230		Webster Financial Corp	170,899
21,910		WesBanco, Inc	795,114
1,553		Westamerica Bancorporation	98,460
230		Wintrust Financial Corp	17,733
684		WSFS Financial Corp	34,946
55,123		Zions Bancorporation	3,075,863
		TOTAL BANKS	227,873,888

CAPITAL GOODS - 6.1%
213,347		3M Co	42,059,228
954		Acuity Brands, Inc	176,986
16,472	*	Aegion Corp	495,807
85,519	*	Axon Enterprise, Inc	12,965,536
46,198		Barnes Group, Inc	2,306,204
419	*	Beacon Roofing Supply, Inc	23,602
159,850	*	Bloom Energy Corp	4,151,304
17,565		Carlisle Cos, Inc	3,366,332
65,923		Carrier Global Corp	2,872,924
218,248		Caterpillar, Inc	49,784,551
41,474		Cubic Corp	3,103,914
35,835		Cummins, Inc	9,031,853
74,317		Curtiss-Wright Corp	9,505,144
135,980		Deere & Co	50,428,183
180,177		Eaton Corp	25,752,699
1,365		EMCOR Group, Inc	163,527
119,034		Fastenal Co	6,223,098
99,730		Fortive Corp	7,062,879
300		GATX Corp	29,313
245		Granite Construction, Inc	9,334
11,668	*	Herc Holdings, Inc	1,232,141
143,741	*	Hexcel Corp	8,108,430
1,801		IDEX Corp	403,784
160,575		Illinois Tool Works, Inc	37,006,115
317,614		Johnson Controls International plc	19,800,057
171,085		Masco Corp	10,928,910
98,990	*	Mercury Systems, Inc	7,448,008
23,535		Moog, Inc (Class A)	2,036,954
3,829	*	MYR Group, Inc	298,279
6,412		Owens Corning, Inc	620,746
47

TIAA-CREF FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE

59,731		PACCAR, Inc	$5,368,622
45,133	*	PAE, Inc	404,843
47,521		Parker-Hannifin Corp	14,912,565
37,955		Rockwell Automation, Inc	10,029,988
36,980		Roper Technologies Inc	16,509,351
3,916		Rush Enterprises, Inc (Class A)	193,294
9,292		Snap-On, Inc	2,207,779
22,713		Stanley Black & Decker, Inc	4,696,367
37,441	*	Teledyne Technologies, Inc	16,764,208
69,059		Trane Technologies plc	12,004,526
19,636	*	Trimas Corp	625,210
30,230	*	United Rentals, Inc	9,672,089
20,461	*	Vectrus, Inc	1,071,133
13,236		W.W. Grainger, Inc	5,738,335
1,174		Wabash National Corp	20,674
4,192	*	WESCO International, Inc	384,490
36,655		Woodward Inc	4,582,242
36,530		Xylem, Inc	4,042,045
		TOTAL CAPITAL GOODS	426,623,603

COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
540		ABM Industries, Inc	27,761
9,872		ACCO Brands Corp	84,702
279,575		ADT, Inc	2,572,090
970	*	ASGN Inc	102,025
15,838		Cintas Corp	5,466,327
140,578	*	Copart, Inc	17,503,367
650		Covanta Holding Corp	9,776
11,966	*	FTI Consulting, Inc	1,661,479
4,282		Heidrick & Struggles International, Inc	181,129
8,866	*	Huron Consulting Group, Inc	498,801
4,156		ICF International, Inc	378,445
262,982		IHS Markit Ltd	28,291,604
232,801	*	KAR Auction Services, Inc	3,489,687
39,570	*	Kelly Services, Inc (Class A)	991,228
5,758		Kimball International, Inc (Class B)	83,952
590		Knoll, Inc	14,101
19,611		Resources Connection, Inc	276,711
52,605		Robert Half International, Inc	4,608,724
100,455		Science Applications International Corp	8,982,686
1,210		Steelcase, Inc (Class A)	16,698
120,100		TransUnion	12,561,259
2,825	*	TriNet Group, Inc	222,356
14,026		Verisk Analytics, Inc	2,639,693
34,600	*	Viad Corp	1,441,436
145,676		Waste Management, Inc	20,098,918
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	112,204,955

CONSUMER DURABLES & APPAREL - 1.6%
13,930		Callaway Golf Co	403,273
396		Columbia Sportswear Co	43,168
48,547		DR Horton, Inc	4,771,685
41,286		Ethan Allen Interiors, Inc	1,185,321
6,860		Garmin Ltd	941,466
26,976	*	GoPro, Inc	302,940
9,306	*	Green Brick Partners, Inc	240,188
48

TIAA-CREF FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE

258		Hasbro, Inc	$25,658
23,776	*	iRobot Corp	2,586,829
39,735		Lennar Corp (Class A)	4,116,546
27,336	*	Lululemon Athletica, Inc	9,164,941
17,259	*	Mohawk Industries, Inc	3,546,725
5,483		Newell Brands Inc	147,822
462,257		Nike, Inc (Class B)	61,304,523
2,134	*	NVR, Inc	10,708,625
1,614	*	PVH Corp	182,673
136,133	*	Sonos, Inc	5,449,404
57,495		VF Corp	5,040,012
		TOTAL CONSUMER DURABLES & APPAREL	110,161,799

CONSUMER SERVICES - 3.1%
26,652	*	American Public Education, Inc	811,820
20,720	*	Booking Holdings, Inc	51,097,178
33,683	*	Bright Horizons Family Solutions	4,878,309
27,978		Carriage Services, Inc	1,040,222
42,424		Darden Restaurants, Inc	6,224,449
79,641	*	Dave & Buster’s Entertainment, Inc	3,636,408
320	*	Dine Brands Global Inc.	30,928
24,042		Domino’s Pizza, Inc	10,153,898
36,071	*	El Pollo Loco Holdings, Inc	611,043
12,999	*	frontdoor, Inc	695,836
7,258		Graham Holdings Co	4,613,257
237,102	*	Hilton Worldwide Holdings, Inc	30,515,027
17,475	*	Marriott Vacations Worldwide Corp	3,104,084
28,107	*	Planet Fitness, Inc	2,360,707
214,045	*	Royal Caribbean Cruises Ltd	18,611,213
79,942		Service Corp International	4,272,101
3,259	*	Shake Shack, Inc	354,416
73,527	*	Six Flags Entertainment Corp	3,454,298
481,777		Starbucks Corp	55,158,649
87,949	*	Terminix Global Holdings, Inc	4,475,725
19,207	*	Vail Resorts, Inc	6,245,348
74,915		Wendy’s	1,690,832
23,431	*	WW International Inc	649,976
		TOTAL CONSUMER SERVICES	214,685,724

DIVERSIFIED FINANCIALS - 6.5%
178,603		Ally Financial, Inc	9,189,124
316,873		American Express Co	48,592,475
502,214		Bank of New York Mellon Corp	25,050,434
66,250		BlackRock, Inc	54,278,625
616,865		Charles Schwab Corp	43,427,296
127,359		CME Group, Inc	25,725,244
280		Cohen & Steers, Inc	19,046
350,235		Discover Financial Services	39,926,790
8,872		Factset Research Systems, Inc	2,982,944
93,919		Franklin Resources, Inc	2,817,570
9,333	*	Green Dot Corp	427,078
350,309		Intercontinental Exchange Group, Inc	41,234,872
36,329		Invesco Ltd	980,883
18,792		MarketAxess Holdings, Inc	9,179,140
66,740		Moody’s Corp	21,804,625
613,023		Morgan Stanley	50,605,049
49

TIAA-CREF FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE

22,879		Nasdaq Inc	$3,695,874
14,006	*,†	NewStar Financial, Inc	3,382
119,931		Northern Trust Corp	13,648,148
5,668	*	PRA Group, Inc	213,570
2,432		PROG Holdings, Inc	123,886
107,469		S&P Global, Inc	41,954,823
123,600		State Street Corp	10,376,220
27,351		T Rowe Price Group, Inc	4,901,299
25,591		Voya Financial, Inc	1,735,582
		TOTAL DIVERSIFIED FINANCIALS	452,893,979

ENERGY - 2.7%
365,578		Antero Midstream Corp	3,158,594
168,015		APA Corp	3,360,300
255,419		Baker Hughes Co	5,128,814
2,812	*	ChampionX Corp	59,080
131,742	*	Cheniere Energy, Inc	10,212,640
501,595		Chevron Corp	51,699,397
12,907		Cimarex Energy Co	854,443
473,573		ConocoPhillips	24,218,523
2,207		Delek US Holdings, Inc	52,372
211,025	*	EQT Corp	4,030,577
166,604	*	Frank’s International NV	541,213
244,595	*	Helix Energy Solutions Group, Inc	1,049,313
96,629		Hess Corp	7,199,827
950,369		Kinder Morgan, Inc	16,203,791
681,982	*	Kosmos Energy Ltd	1,950,469
1,400,276		Marathon Oil Corp	15,767,108
702,032	*	NOV, Inc	10,495,378
12,097	*	Oceaneering International, Inc	130,043
19,522		ONEOK, Inc	1,021,781
496,614		Schlumberger Ltd	13,433,409
101,258	*	Select Energy Services, Inc	489,076
744,346	*	Southwestern Energy Co	3,178,357
201,345		Valero Energy Corp	14,891,476
		TOTAL ENERGY	189,125,981

FOOD & STAPLES RETAILING - 0.7%
191,931	*	BJ’s Wholesale Club Holdings, Inc	8,573,558
53,353		Casey’s General Stores, Inc	11,854,503
53,344	*	Chefs’ Warehouse Holdings, Inc	1,719,277
47,513	*	Performance Food Group Co	2,789,013
37,095		Pricesmart, Inc	3,117,464
59,184		SpartanNash Co	1,146,394
201,369	*	Sprouts Farmers Market, Inc	5,157,060
92,192	*	United Natural Foods, Inc	3,398,197
249,841	*	US Foods Holding Corp	10,358,408
		TOTAL FOOD & STAPLES RETAILING	48,113,874

FOOD, BEVERAGE & TOBACCO - 2.7%
48,741	*,e	Beyond Meat, Inc	6,418,215
75,680		Campbell Soup Co	3,613,720
1,106,400		Coca-Cola Co	59,723,472
13,309	*	Darling International, Inc	924,310
52,427		Fresh Del Monte Produce, Inc	1,478,441
366,471		General Mills, Inc	22,303,425
50

TIAA-CREF FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE

3,800	*	Hain Celestial Group, Inc	$155,838
206,505		Hormel Foods Corp	9,540,531
130,364		Kellogg Co	8,137,321
70,056		McCormick & Co, Inc	6,330,260
466,553		PepsiCo, Inc	67,258,281
6,553	*	TreeHouse Foods, Inc	311,923
		TOTAL FOOD, BEVERAGE & TOBACCO	186,195,737

HEALTH CARE EQUIPMENT & SERVICES - 6.3%
36,512	*	Abiomed, Inc	11,710,494
40,357	*,e	Accelerate Diagnostics, Inc	295,010
25,972	*,e	Acutus Medical, Inc	354,518
42,465	*	Align Technology, Inc	25,289,181
255,113	*	Allscripts Healthcare Solutions, Inc	3,969,558
59,123	*	Angiodynamics, Inc	1,436,689
198,633	*	Antares Pharma, Inc	752,819
7,715	*	AtriCure, Inc	594,595
983	*	Axonics Modulation Technologies, Inc	61,860
42,429		Becton Dickinson & Co	10,556,759
18,940		Cardinal Health, Inc	1,142,840
408,000	*	Centene Corp	25,189,920
305,608		Cerner Corp	22,935,880
238,681	*	Cerus Corp	1,455,954
191,615		Cigna Corp	47,714,051
19,097		Computer Programs & Systems, Inc	573,292
34,556		Cooper Cos, Inc	14,198,715
86,367	*	Covetrus, Inc	2,474,415
174,825		Dentsply Sirona, Inc	11,802,436
47,832	*	DexCom, Inc	18,467,935
356,778	*	Edwards Lifesciences Corp	34,079,435
141,106	*	Envista Holdings Corp	6,107,068
12,520	*	Glaukos Corp	1,178,883
11,862	*	Globus Medical, Inc	851,336
10,134	*	Guardant Health, Inc	1,611,103
5,238	*	Haemonetics Corp	352,308
105,672		HCA Healthcare, Inc	21,246,412
55,315	*	Health Catalyst, Inc	3,202,739
22,037	*	Henry Schein, Inc	1,597,683
5,398	*	Heska Corp	985,945
92,217	*	Hologic, Inc	6,044,824
88,343		Humana, Inc	39,333,837
49,662	*	IDEXX Laboratories, Inc	27,263,941
7,998	*	Inogen, Inc	522,989
18,829	*	Integer Holding Corp	1,767,667
18,561	*	Intersect ENT, Inc	404,815
37,957	*	Laboratory Corp of America Holdings	10,091,628
25,670		LeMaitre Vascular, Inc	1,346,905
7,921	*	LivaNova plc	672,255
1,635	*	Magellan Health Services, Inc	154,017
12,655	*	Meridian Bioscience, Inc	247,785
57,619	*	Merit Medical Systems, Inc	3,664,568
0	*	ModivCare, Inc	0
94,024	*	NextGen Healthcare, Inc	1,721,579
36,544	*	Omnicell, Inc	5,299,611
51,150	*	OraSure Technologies, Inc	468,023
30,909	*	Orthofix Medical Inc	1,370,814
51

TIAA-CREF FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE

13,076	*	Penumbra, Inc	$4,001,125
1,887		Premier, Inc	66,705
22,904		Quest Diagnostics, Inc	3,020,580
60,260	*	Quidel Corp	6,314,645
68,280		Resmed, Inc	12,834,592
41,276	*	Staar Surgical Co	5,655,225
27,192		STERIS plc	5,738,056
27,194	*	Tactile Systems Technology, Inc	1,558,216
14,310	*	Tandem Diabetes Care, Inc	1,315,089
86,043	*	Teladoc, Inc	14,829,511
14,585	*	Triple-S Management Corp (Class B)	345,810
52,629	*	Vocera Communications, Inc	1,903,591
37,317		West Pharmaceutical Services, Inc	12,259,381
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	442,407,617

HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
71,778		Clorox Co	13,099,485
260,833		Colgate-Palmolive Co	21,049,223
93,175		Estee Lauder Cos (Class A)	29,238,315
54,856		Kimberly-Clark Corp	7,313,402
641,116		Procter & Gamble Co	85,537,697
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	156,238,122

INSURANCE - 2.7%
275,241		Aflac, Inc	14,788,699
96,775		Allstate Corp	12,271,070
198,853		Chubb Ltd	34,121,186
1,444	*	eHealth, Inc	102,149
909,210	*	Genworth Financial, Inc (Class A)	3,927,787
73,799		Lincoln National Corp	4,732,730
178,033		Loews Corp	9,925,340
237,157		Marsh & McLennan Cos, Inc	32,182,205
36,503		Metlife, Inc	2,322,686
245,742		Progressive Corp	24,756,049
268,139		Prudential Financial, Inc	26,910,430
128,444		Travelers Cos, Inc	19,865,149
366		White Mountains Insurance Group Ltd	426,547
12,115		Willis Towers Watson plc	3,136,089
		TOTAL INSURANCE	189,468,116

MATERIALS - 3.2%
15,724		Amcor plc	184,757
10,332		Aptargroup, Inc	1,558,169
242,787		Ball Corp	22,734,575
78,491	*	Century Aluminum Co	1,229,169
1,709		Compass Minerals International, Inc	116,075
378,897		DuPont de Nemours, Inc	29,216,748
194,299		Ecolab, Inc	43,546,292
945		H.B. Fuller Co	63,145
58,009		International Flavors & Fragrances, Inc	8,247,139
206,745		Linde plc	59,095,991
15,280		Martin Marietta Materials, Inc	5,395,673
121,472		Mosaic Co	4,273,385
417,007		Newmont Goldcorp Corp	26,025,407
127,761		Nucor Corp	10,509,620
19,087		PPG Industries, Inc	3,268,458
52

TIAA-CREF FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,337		Reliance Steel & Aluminum Co	$374,644
4,126		Schnitzer Steel Industries, Inc (Class A)	194,788
145,000	*	Summit Materials, Inc	4,174,550
21,681		Trinseo S.A.	1,342,271
26,495	*	US Concrete, Inc	1,680,048
		TOTAL MATERIALS	223,230,904

MEDIA & ENTERTAINMENT - 8.0%
446,292		Activision Blizzard, Inc	40,697,367
56,887	*	Alphabet, Inc (Class A)	133,883,555
55,165	*	Alphabet, Inc (Class C)	132,954,270
2,875		Cable One, Inc	5,146,250
21,905	*	Cardlytics, Inc	3,012,595
183,270	*	Cinemark Holdings, Inc	3,885,324
0	*,e	Discovery, Inc (Class A)	0
284,699	*	Discovery, Inc (Class C)	9,198,625
155,882		Electronic Arts, Inc	22,147,715
155,166		Gray Television, Inc	3,152,973
103,389	*	iHeartMedia, Inc	1,978,865
84,829	*	Imax Corp	1,749,174
104,365		Interpublic Group of Cos, Inc	3,313,589
48,734		John Wiley & Sons, Inc (Class A)	2,774,914
19,147	*	Liberty Broadband Corp (Class A)	3,018,907
170,308	*	Liberty Broadband Corp (Class C)	27,712,518
223,677	*	Live Nation, Inc	18,314,673
17,298	*	Madison Square Garden Co	3,197,362
58,591		New York Times Co (Class A)	2,660,617
200,000		Nuveen ESG Large-Cap ETF	7,785,780
294,588		Omnicom Group, Inc	24,232,809
436,290	*	Pinterest, Inc	28,956,567
4,632	*	Roku, Inc	1,588,637
38,431		Scholastic Corp	1,165,612
79,157		Sinclair Broadcast Group, Inc (Class A)	2,570,228
2,058,500	e	Sirius XM Holdings, Inc	12,556,850
77,379	*	Take-Two Interactive Software, Inc	13,570,729
8,077		TEGNA, Inc	162,025
179,898	*	TripAdvisor, Inc	8,478,593
469,482	*	Twitter, Inc	25,924,796
39,121		World Wrestling Entertainment, Inc (Class A)	2,155,958
1,539,472	*	Zynga, Inc	16,657,087
		TOTAL MEDIA & ENTERTAINMENT	564,604,964

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.1%
387,840		AbbVie, Inc	43,244,160
54,132	*	Acadia Pharmaceuticals, Inc	1,112,954
72,985	*	Aerie Pharmaceuticals, Inc	1,250,233
150,551		Agilent Technologies, Inc	20,119,636
46,854	*	Agios Pharmaceuticals, Inc	2,614,453
180,747		Amgen, Inc	43,314,211
19,093	*	AnaptysBio, Inc	445,822
39,118	*	Assembly Biosciences, Inc	167,425
68,699	*	Atara Biotherapeutics, Inc	965,908
7,618	*	Avrobio, Inc	88,978
2,503	*	Axsome Therapeutics, Inc	151,331
253,324	*,e	BioCryst Pharmaceuticals, Inc	2,947,425
59,313	*	Biogen, Inc	15,856,144
53

TIAA-CREF FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE

47,040	*	BioMarin Pharmaceutical, Inc	$3,665,357
53,151	*	Bluebird Bio, Inc	1,594,530
694,911		Bristol-Myers Squibb Co	43,376,345
54,314	*	Collegium Pharmaceutical, Inc	1,211,202
86,060	*	Cymabay Therapeutics, Inc	374,154
279,150		Eli Lilly & Co	51,020,245
4,990	*,e	Esperion Thereapeutics, Inc	134,480
34,362	*,e	Flexion Therapeutics, Inc	266,649
369,794		Gilead Sciences, Inc	23,470,825
32,627	*	Halozyme Therapeutics, Inc	1,629,719
13,651	*	Illumina, Inc	5,362,659
32,728	*	Insmed, Inc	1,103,915
91,116	*	Intra-Cellular Therapies, Inc	3,137,124
56,297	*	IQVIA Holdings, Inc	13,212,343
27,862	*	Jazz Pharmaceuticals plc	4,580,513
67,163	*	Karyopharm Therapeutics, Inc	627,302
32,897	*	MacroGenics, Inc	1,064,547
688,678		Merck & Co, Inc	51,306,511
5,838	*	Mettler-Toledo International, Inc	7,667,162
2,895	*	Mirati Therapeutics, Inc	481,207
5,398	*	Novavax, Inc	1,278,948
365,030	*,e	Opko Health, Inc	1,496,623
42,303		Perrigo Co plc	1,761,074
66,120	*	Prothena Corp plc	1,754,825
9,835	*	Regeneron Pharmaceuticals, Inc	4,733,586
14,849	*	Repligen Corp	3,143,682
74,418	*	Revance Therapeutics, Inc	2,167,052
5,837	*	Sage Therapeutics, Inc	459,722
87,463	*	Sangamo Therapeutics Inc	1,030,314
607,784	*,e	TherapeuticsMD, Inc	735,419
117,437		Thermo Fisher Scientific, Inc	55,222,401
5,640	*	Tricida, Inc	26,226
28,275	*	Ultragenyx Pharmaceutical, Inc	3,156,621
138,897	*	Vertex Pharmaceuticals, Inc	30,307,325
18,425	*	Waters Corp	5,525,105
238,042	*	ZIOPHARM Oncology, Inc	823,625
230,091		Zoetis, Inc	39,812,646
14,602	*	Zogenix, Inc	275,832
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	501,276,495

REAL ESTATE - 3.3%
48,860		Alexandria Real Estate Equities, Inc	8,848,546
206,290		American Tower Corp	52,556,503
5,584		Americold Realty Trust	225,538
72,632		Boston Properties, Inc	7,942,309
54,010		Brixmor Property Group, Inc	1,206,583
27,618		CatchMark Timber Trust, Inc	321,197
84,154	*	CBRE Group, Inc	7,169,921
7,957		Coresite Realty	966,696
23,373		Cousins Properties, Inc	857,088
31,197		CyrusOne, Inc	2,272,078
309,873	*	DiamondRock Hospitality Co	3,228,877
8,358		Douglas Emmett, Inc	280,327
19,598		Easterly Government Properties, Inc	419,985
36,148		Equinix, Inc	26,054,033
33,420		First Industrial Realty Trust, Inc	1,663,313
54

TIAA-CREF FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE

52,368		Franklin Street Properties Corp	$276,503
204,267		Healthpeak Properties Inc	7,014,529
296,126	*	Host Hotels and Resorts, Inc	5,377,648
32,022	*	Howard Hughes Corp	3,456,455
24,076		Hudson Pacific Properties	676,776
27,253		iStar Inc	504,453
5,945	*	Jones Lang LaSalle, Inc	1,117,125
4,739		Kilroy Realty Corp	324,811
88,542		Kimco Realty Corp	1,859,382
243,312		Macerich Co	3,355,272
4,166		Paramount Group, Inc	44,201
412,858	*	Park Hotels & Resorts, Inc	9,210,862
540		Piedmont Office Realty Trust, Inc	10,055
349,941		Prologis, Inc	40,778,625
4,690		QTS Realty Trust, Inc	311,838
59,974	*	Realogy Holdings Corp	1,036,351
15,022		Regency Centers Corp	956,301
33,735		RLJ Lodging Trust	544,483
2,009		RMR Group, Inc	79,516
50,222		SBA Communications Corp	15,052,538
30,349		UDR, Inc	1,409,711
63,246		Ventas, Inc	3,507,623
297		Washington REIT	6,896
177,561		Welltower, Inc	13,322,402
238,457		Weyerhaeuser Co	9,244,978
58,638	*	Xenia Hotels & Resorts, Inc	1,139,336
		TOTAL REAL ESTATE	234,631,664

RETAILING - 4.5%
42,656	*,e	1-800-FLOWERS.COM, Inc (Class A)	1,363,926
1,216		Aaron’s Co, Inc	37,562
15,656		Advance Auto Parts, Inc	3,133,705
250		Buckle, Inc	10,485
1,601	*	CarMax, Inc	213,317
110,482	*	Designer Brands, Inc	1,955,531
19,185	*	Dollar Tree, Inc	2,204,357
627,982		eBay, Inc	35,035,116
6,360	*	Five Below, Inc	1,280,077
20,838		Gap, Inc	689,738
24,775	*	Genesco, Inc	1,238,750
41,091	*	Groupon, Inc	2,080,437
29,239	*	Hibbett Sports, Inc	2,323,039
257,453		Home Depot, Inc	83,329,813
17,745	*	Lands’ End, Inc	408,845
77,025	*	LKQ Corp	3,597,838
212,649		Lowe’s Companies, Inc	41,732,366
424,516	*	Macy’s, Inc	7,038,475
35,671	*	MarineMax, Inc	2,026,113
397		Pool Corp	167,740
147,288	*	Quotient Technology, Inc	2,406,686
106,917	*	RealReal, Inc	2,648,334
44,159		Ross Stores, Inc	5,782,180
5,448	*	Sally Beauty Holdings, Inc	109,341
16,066		Shoe Carnival, Inc	963,157
226,308		Target Corp	46,904,596
467,945		TJX Companies, Inc	33,224,095
55

TIAA-CREF FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE

15,754		Tractor Supply Co	$2,971,204
97,178	*	Wayfair, Inc	28,722,901
0		Williams-Sonoma, Inc	0
860		Winmark Corp	165,610
18,394	*	Zumiez, Inc	790,390
		TOTAL RETAILING	314,555,724

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.2%
383,762		Applied Materials, Inc	50,929,055
22,180	*	Cirrus Logic, Inc	1,650,414
27,359	*	Cree, Inc	2,720,032
75,276	*	First Solar, Inc	5,760,872
1,272,342		Intel Corp	73,197,835
70,704		Lam Research Corp	43,868,297
154,078		NVIDIA Corp	92,505,350
625,390	*	ON Semiconductor Corp	24,390,210
18,585	*	Silicon Laboratories, Inc	2,619,556
341,844		Texas Instruments, Inc	61,706,260
12,500		Universal Display Corp	2,796,125
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	362,144,006

SOFTWARE & SERVICES - 16.0%
220,982		Accenture plc	64,078,151
146,354	*	Adobe, Inc	74,397,592
8,239	*	Anaplan, Inc	491,456
21,767	*	Aspen Technology, Inc	2,847,994
136,139	*	Autodesk, Inc	39,740,336
154,389		Automatic Data Processing, Inc	28,869,199
147,482	*	Avaya Holdings Corp	4,243,057
50,952	*	Benefitfocus, Inc	688,871
11,196	*	Bill.Com Holdings, Inc	1,731,237
86,552	*	Blackline, Inc	10,045,225
7,095	*	BM Technologies, Inc	69,602
133,543	*	Cadence Design Systems, Inc	17,596,961
31,906	*	ChannelAdvisor Corp	674,812
27,122	*	Concentrix Corp	4,214,216
55,469		CSG Systems International, Inc	2,551,019
437,308	*	DXC Technology Co	14,391,806
38,717	*	Elastic NV	4,670,045
57,024	*	ExlService Holdings, Inc	5,267,877
107,101	*	Five9, Inc	20,131,775
182		InterDigital, Inc	12,634
388,803		International Business Machines Corp	55,163,370
113,870		Intuit, Inc	46,932,659
216,899	*,e	Limelight Networks, Inc	678,894
17,107	*	Liveperson, Inc	934,898
234,672		Mastercard, Inc (Class A)	89,658,784
1,364,381	d	Microsoft Corp	344,069,601
87,517	*	New Relic, Inc	5,627,343
123,295	*	Nutanix, Inc	3,333,897
104,832	*	Okta, Inc	28,273,190
5,290	*	OneSpan, Inc	141,825
27,817	*	Paylocity Holding Corp	5,375,357
323,933	*	PayPal Holdings, Inc	84,964,387
54,901	*	Perficient, Inc	3,602,055
21,141	*	Qualys, Inc	2,142,852
56

TIAA-CREF FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE

28,640	*	Rapid7, Inc	$2,327,000
475,652	*	Sabre Corp	7,125,267
292,774	*	salesforce.com, Inc	67,431,708
15,522	*	ServiceNow, Inc	7,859,875
34,748	*	Smartsheet, Inc	2,060,556
61,226	*	SPS Commerce, Inc	6,271,991
110,299	*	SVMK, Inc	1,984,279
67,259	*	Sykes Enterprises, Inc	2,947,962
58,543	*	Teradata Corp	2,896,122
29,975		TTEC Holdings, Inc	3,049,357
134,149	*,e	VMware, Inc (Class A)	21,575,184
74,003	*	WEX, Inc	15,186,156
66,646	*	Workday, Inc	16,461,562
9,332	*	Workiva, Inc	877,208
		TOTAL SOFTWARE & SERVICES	1,125,667,204

TECHNOLOGY HARDWARE & EQUIPMENT - 4.4%
73,619		Avnet, Inc	3,233,346
63,953		Belden CDT, Inc	2,767,886
3,739		Benchmark Electronics, Inc	112,245
131,980	*	Ciena Corp	6,661,031
1,318,948		Cisco Systems, Inc	67,147,643
132,522		Cognex Corp	11,412,795
823,449		Corning, Inc	36,404,680
34,326		CTS Corp	1,116,282
113,572		Dolby Laboratories, Inc (Class A)	11,524,151
5,701	*	ePlus, Inc	572,152
26,536	*	Fabrinet	2,272,012
1,520,006		Hewlett Packard Enterprise Co	24,350,496
1,221,596		HP, Inc	41,668,640
11,733	*	Insight Enterprises, Inc	1,177,641
3,493	*	Itron, Inc	314,160
154,293	*	Keysight Technologies, Inc	22,272,195
37,235	*	Kimball Electronics, Inc	856,777
126,755	*	Knowles Corp	2,649,180
14,814	*	Lumentum Holdings, Inc	1,259,931
6,814		Methode Electronics, Inc	306,153
3,474		Motorola Solutions, Inc	654,154
54,373		National Instruments Corp	2,251,586
3,344	*	Novanta, Inc	440,438
500	*	OSI Systems, Inc	48,285
55,453	*	Ribbon Communications, Inc	374,308
11,038	*	Rogers Corp	2,161,682
27,122		Synnex Corp	3,287,186
211,150	*	Trimble Inc	17,314,300
179,596	*	TTM Technologies, Inc	2,693,940
73,134		Vishay Intertechnology, Inc	1,796,902
18,688	*	Vishay Precision Group, Inc	595,773
276,797	*	Vontier Corp	8,674,818
304,889		Xerox Holdings Corp	7,352,764
44,351	*	Zebra Technologies Corp (Class A)	21,631,757
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	307,357,289

TELECOMMUNICATION SERVICES - 1.6%
72,710	*	Boingo Wireless, Inc	1,015,032
167,393	*	Iridium Communications, Inc	6,359,260
57

TIAA-CREF FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE

247,927	*	T-Mobile US, Inc	$32,758,595
1,261,731		Verizon Communications, Inc	72,915,434
		TOTAL TELECOMMUNICATION SERVICES	113,048,321

TRANSPORTATION - 2.6%
43,563		ArcBest Corp	3,169,644
26,629	*	Avis Budget Group, Inc	2,386,225
55,101		CH Robinson Worldwide, Inc	5,349,205
382,556		CSX Corp	38,542,517
787,884	*	Delta Air Lines, Inc	36,967,517
45,853	*	Echo Global Logistics, Inc	1,499,393
8		Expeditors International of Washington, Inc	879
5,175		Kansas City Southern	1,512,187
180		Landstar System, Inc	31,010
113,436		Norfolk Southern Corp	31,675,869
1,373		Old Dominion Freight Line	353,973
9		Ryder System, Inc	718
284,796		United Parcel Service, Inc (Class B)	58,058,513
		TOTAL TRANSPORTATION	179,547,650

UTILITIES - 2.4%
276,600		American Electric Power Co, Inc	24,537,186
31,187		American Water Works Co, Inc	4,864,860
126,378		Centerpoint Energy, Inc	3,094,997
10,650		CMS Energy Corp	685,754
187,145		Consolidated Edison, Inc	14,486,895
187,480		Dominion Energy, Inc	14,979,652
19,802		DTE Energy Co	2,772,676
134,706		Eversource Energy	11,614,351
290		Ormat Technologies, Inc	20,996
206,735		Public Service Enterprise Group, Inc	13,057,383
163,123		Sempra Energy	22,440,831
6,282	e	South Jersey Industries, Inc	155,480
499,130		Southern Co	33,027,432
18,122	*	Sunnova Energy International, Inc	640,069
30,558		UGI Corp	1,335,690
112,385		WEC Energy Group, Inc	10,920,450
180,121		Xcel Energy, Inc	12,842,627
		TOTAL UTILITIES	171,477,329

		TOTAL COMMON STOCKS (Cost $4,205,528,312)	6,993,767,561

RIGHTS / WARRANTS - 0.0%

MEDIA & ENTERTAINMENT - 0.0%
21,053	†	Media General, Inc	0
		TOTAL MEDIA & ENTERTAINMENT	0

		TOTAL RIGHTS / WARRANTS	0
		(Cost $0)
58

TIAA-CREF FUNDS – Social Choice Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.3%

GOVERNMENT AGENCY DEBT - 0.6%
$18,232,000		Federal Home Loan Bank (FHLB)	0.005-0.010%	05/05/21	$18,232,000
27,760,000		FHLB	0.005-0.020	06/23/21	27,760,000
		TOTAL GOVERNMENT AGENCY DEBT			45,992,000

REPURCHASE AGREEMENT - 0.1%
5,705,000	r	Fixed Income Clearing Corp (FICC)	0.005	05/03/21	5,705,000
		TOTAL REPURCHASE AGREEMENT			5,705,000

TREASURY DEBT - 0.1%
4,332,000		United States Treasury Bill	0.005	05/04/21	4,332,000
		TOTAL TREASURY DEBT			4,332,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.5%
37,193,500	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.020		37,193,500
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			37,193,500

		TOTAL SHORT-TERM INVESTMENTS			93,222,500
		(Cost $93,222,065)
		TOTAL INVESTMENTS - 101.0%			7,086,990,061
		(Cost $4,298,750,377)
		OTHER ASSETS & LIABILITIES, NET - (1.0)%			(73,320,447)
		NET ASSETS - 100.0%			$7,013,669,614

Abbreviation(s):
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $55,425,854.
r	Agreement with Fixed Income Clearing Corporation, 0.005% dated 4/30/21 to be repurchased at $5,705,000 on 5/3/21, collateralized by U.S. Treasury Notes valued at $5,819,115.

Futures contracts outstanding as of April 30, 2021 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	270	06/18/21	$55,762,473	$56,354,400	$591,927
59

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

TIAA-CREF FUNDS
SOCIAL CHOICE LOW CARBON EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.3%

AUTOMOBILES & COMPONENTS - 2.0%
20,686	*	American Axle & Manufacturing Holdings, Inc	$191,966
9,867	*	Aptiv plc	1,419,763
3,153	*	Tenneco, Inc	31,751
18,724	*	Tesla, Inc	13,283,554
		TOTAL AUTOMOBILES & COMPONENTS	14,927,034

BANKS - 3.6%
1,105		Amalgamated Financial Corp	17,846
3,289	*	Amerant Bancorp Inc	62,327
5,989		Berkshire Hills Bancorp, Inc	132,896
3,941		Brookline Bancorp, Inc	63,450
3,200		Bryn Mawr Bank Corp	147,072
339		Camden National Corp	16,177
1,460		CBTX, Inc	45,654
89,145		Citigroup, Inc	6,350,690
49,591		Citizens Financial Group, Inc	2,295,071
3,253		Comerica, Inc	244,495
2,370	*	Customers Bancorp, Inc	81,812
2,710		Dime Community Bancshares, Inc	89,755
129		Federal Agricultural Mortgage Corp (FAMC)	13,269
119		First Commonwealth Financial Corp	1,724
5,530		First Republic Bank	1,013,317
4,571		Great Western Bancorp, Inc	151,072
414		HomeStreet, Inc	16,908
16,834		Huntington Bancshares, Inc	257,897
11,424		Investors Bancorp, Inc	167,247
3,981		Kearny Financial Corp	50,877
33,252		Keycorp	723,564
262		Live Oak Bancshares, Inc	16,758
48,945		MGIC Investment Corp	745,922
1,482		National Bank Holdings Corp	59,132
22,902		New York Community Bancorp, Inc	273,908
28,192		PNC Financial Services Group, Inc	5,270,494
1,527		Premier Financial Corp	48,238
2,454		QCR Holdings, Inc	118,332
65,064		Regions Financial Corp	1,418,395
2,387	*	SVB Financial Group	1,364,958
6,131	*	Texas Capital Bancshares, Inc	420,771
4,644	*	Tristate Capital Holdings, Inc	110,852
88,550		Truist Financial Corp	5,251,901
1,445		Univest Financial Corp	40,359
3,256		WesBanco, Inc	118,160
5,184		Zions Bancorporation	289,267
		TOTAL BANKS	27,490,567
60

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

CAPITAL GOODS - 6.8%
28,209		3M Co	$5,561,122
2,505	*	Aegion Corp	75,401
9,282	*	Axon Enterprise, Inc	1,407,244
16,323	*	Bloom Energy Corp	423,908
430		Carlisle Cos, Inc	82,410
26,385		Carrier Global Corp	1,149,858
25,080		Caterpillar, Inc	5,720,999
2,596		Cubic Corp	194,285
7,126		Curtiss-Wright Corp	911,415
13,604		Deere & Co	5,045,043
30,256		Eaton Corp	4,324,490
271		EMCOR Group, Inc	32,466
28,654		Fastenal Co	1,498,031
18,048		Fortive Corp	1,278,159
3,873		Granite Construction, Inc	147,561
13,285	*	Hexcel Corp	749,407
20,628		Illinois Tool Works, Inc	4,753,929
32,510		Johnson Controls International plc	2,026,673
10,631		Maxar Technologies, Inc	412,589
10,481	*	Mercury Systems, Inc	788,591
1,616		Moog, Inc (Class A)	139,865
3,920		Owens Corning, Inc	379,495
7,907		PACCAR, Inc	710,681
8,367	*	PAE, Inc	75,052
7,728		Parker-Hannifin Corp	2,425,124
5,962		Quanta Services, Inc	576,168
4,893		Raven Industries, Inc	198,754
6,567		Rockwell Automation, Inc	1,735,396
2,252		Roper Technologies Inc	1,005,383
20,252		Stanley Black & Decker, Inc	4,187,506
5,131	*	Teledyne Technologies, Inc	2,297,405
2,387		Trane Technologies plc	414,932
1,593	*	United Rentals, Inc	509,680
1,821	*	Vectrus, Inc	95,329
537		W.W. Grainger, Inc	232,811
143	*	WESCO International, Inc	13,116
3,439		Woodward Inc	429,909
1,778		Xylem, Inc	196,736
		TOTAL CAPITAL GOODS	52,206,923

COMMERCIAL & PROFESSIONAL SERVICES - 1.5%
6,190		ACCO Brands Corp	53,110
30,235		ADT, Inc	278,162
10,125		Cintas Corp	3,494,543
33,241	*	Copart, Inc	4,138,837
1,243		Heidrick & Struggles International, Inc	52,579
278		ICF International, Inc	25,315
15,579		IHS Markit Ltd	1,675,989
162		Insperity, Inc	14,181
4,819		Interface, Inc	61,876
5,463	*	Kelly Services, Inc (Class A)	136,848
7		Kforce, Inc	392
2,978		Kimball International, Inc (Class B)	43,419
4,140		Knoll, Inc	98,946
2,521		Resources Connection, Inc	35,571
8,735		Science Applications International Corp	781,084
61

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

1,902	*	SP Plus Corp	$65,296
5,558		TransUnion	581,311
1,943	*	TrueBlue, Inc	54,987
393		Verisk Analytics, Inc	73,963
2,446	*	Viad Corp	101,900
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	11,768,309

CONSUMER DURABLES & APPAREL - 1.5%
702		Garmin Ltd	96,342
5		Hasbro, Inc	497
1,724	*	iRobot Corp	187,571
4,908		Lennar Corp (Class A)	508,469
6,784	*	Lululemon Athletica, Inc	2,274,472
50,731		Nike, Inc (Class B)	6,727,945
118	*	NVR, Inc	592,136
9,623	*	Sonos, Inc	385,209
7,020		VF Corp	615,373
		TOTAL CONSUMER DURABLES & APPAREL	11,388,014

CONSUMER SERVICES - 3.1%
2,547	*	American Public Education, Inc	77,582
2,284	*	Booking Holdings, Inc	5,632,527
3,091	*	Bright Horizons Family Solutions	447,669
1,115		Carriage Services, Inc	41,456
8,720		Darden Restaurants, Inc	1,279,398
5,630	*	Dave & Buster’s Entertainment, Inc	257,066
2,879		Domino’s Pizza, Inc	1,215,917
1,397	*	El Pollo Loco Holdings, Inc	23,665
128	*	frontdoor, Inc	6,852
333		Graham Holdings Co	211,658
28,899	*	Hilton Worldwide Holdings, Inc	3,719,301
38,710	*	Royal Caribbean Cruises Ltd	3,365,834
1,399		Service Corp International	74,763
4,968	*	Six Flags Entertainment Corp	233,397
52,453		Starbucks Corp	6,005,344
8,519	*	Terminix Global Holdings, Inc	433,532
2,511	*	Vail Resorts, Inc	816,477
191	*	WW International Inc	5,298
		TOTAL CONSUMER SERVICES	23,847,736

DIVERSIFIED FINANCIALS - 5.9%
6,499		Ally Financial, Inc	334,374
37,372		American Express Co	5,730,996
47,646		Bank of New York Mellon Corp	2,376,582
7,217		BlackRock, Inc	5,912,888
68,568		Charles Schwab Corp	4,827,187
19,549		CME Group, Inc	3,948,703
21,600		Discover Financial Services	2,462,400
5,328	*	Encore Capital Group, Inc	209,604
36,233		Intercontinental Exchange Group, Inc	4,264,986
8,331		Moody’s Corp	2,721,821
71,143		Morgan Stanley	5,872,855
544	*,†	NewStar Financial, Inc	131
13,726		S&P Global, Inc	5,358,493
11,874		State Street Corp	996,822
1,079		T Rowe Price Group, Inc	193,357
		TOTAL DIVERSIFIED FINANCIALS	45,211,199
62

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

ENERGY - 2.0%
74,031		APA Corp	$1,480,620
23,226		Archrock, Inc	216,931
128,735		Baker Hughes Co	2,584,999
8,518		Cactus, Inc	253,922
35,005	*	ChampionX Corp	735,455
41,670	*	Cheniere Energy, Inc	3,230,258
20,285	*	Clean Energy Fuels Corp	223,135
11,183		Delek US Holdings, Inc	265,373
2,093	*	DMC Global, Inc	113,022
6,168	*	Dril-Quip, Inc	189,049
26,097	*	Frank’s International NV	84,815
21,912	*	Helix Energy Solutions Group, Inc	94,002
15,246	*	Liberty Oilfield Services, Inc	178,378
74,481	*	NOV, Inc	1,113,491
17,766	*	Oceaneering International, Inc	190,985
66,311		ONEOK, Inc	3,470,718
5,324	*	Renewable Energy Group, Inc	295,588
9,050	*	Select Energy Services, Inc	43,712
8,372		World Fuel Services Corp	258,946
		TOTAL ENERGY	15,023,399

FOOD & STAPLES RETAILING - 0.5%
17,173	*	BJ’s Wholesale Club Holdings, Inc	767,118
4,345	*	Chefs’ Warehouse Holdings, Inc	140,039
22,067	*	Performance Food Group Co	1,295,333
5,542		SpartanNash Co	107,349
18,448	*	Sprouts Farmers Market, Inc	472,453
6,704	*	United Natural Foods, Inc	247,109
24,573	*	US Foods Holding Corp	1,018,797
		TOTAL FOOD & STAPLES RETAILING	4,048,198

FOOD, BEVERAGE & TOBACCO - 3.0%
9,352		Archer-Daniels-Midland Co	590,392
6,700	*	Beyond Meat, Inc	882,256
137,059		Coca-Cola Co	7,398,445
1,258	*	Darling International, Inc	87,368
2,570		Fresh Del Monte Produce, Inc	72,474
53,245		General Mills, Inc	3,240,491
87	*	Hain Celestial Group, Inc	3,568
38,355		Hormel Foods Corp	1,772,001
6,455		Kellogg Co	402,921
9,648		McCormick & Co, Inc	871,793
50,198		PepsiCo, Inc	7,236,543
		TOTAL FOOD, BEVERAGE & TOBACCO	22,558,252

HEALTH CARE EQUIPMENT & SERVICES - 5.8%
2,773	*	Abiomed, Inc	889,384
126	*	Acadia Healthcare Co, Inc	7,676
3,696	*,e	Accelerate Diagnostics, Inc	27,018
2,715	*,e	Acutus Medical, Inc	37,060
5,929	*	Align Technology, Inc	3,530,897
8,131	*	Allscripts Healthcare Solutions, Inc	126,518
43	*	AMN Healthcare Services, Inc	3,410
63

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

2,779	*	Angiodynamics, Inc	$67,530
9,859	*	Antares Pharma, Inc	37,366
16,925		Becton Dickinson & Co	4,211,109
22,631	*	Brookdale Senior Living, Inc	148,007
49,903	*	Centene Corp	3,081,011
22,079		Cerner Corp	1,657,029
10,266	*	Cerus Corp	62,623
20,521		Cigna Corp	5,109,934
711		Computer Programs & Systems, Inc	21,344
2,215		Cooper Cos, Inc	910,121
15,250		Dentsply Sirona, Inc	1,029,528
6,456	*	DexCom, Inc	2,492,662
49,087	*	Edwards Lifesciences Corp	4,688,790
295		Encompass Health Corp	25,034
9,467	*	Envista Holdings Corp	409,732
517	*	Guardant Health, Inc	82,193
10,796		HCA Healthcare, Inc	2,170,644
3,910	*	Health Catalyst, Inc	226,389
1,150		Hill-Rom Holdings, Inc	126,753
6,341	*	Hologic, Inc	415,653
8,603		Humana, Inc	3,830,400
6,189	*	IDEXX Laboratories, Inc	3,397,699
90	*	Integer Holding Corp	8,449
6,206	*	Intersect ENT, Inc	135,353
62	*	LivaNova plc	5,262
2,340	*	NextGen Healthcare, Inc	42,845
5,147	*	Omnicell, Inc	746,418
4,963	*	OraSure Technologies, Inc	45,411
1,385	*	Orthofix Medical Inc	61,425
69	*	Penumbra, Inc	21,113
1,739	*	Quidel Corp	182,230
7,333	*	Quotient Ltd	28,745
586	*	RadNet, Inc	13,091
6,489		Resmed, Inc	1,219,737
2,949	*	Staar Surgical Co	404,043
368	*	Tactile Systems Technology, Inc	21,086
1,379	*	Tandem Diabetes Care, Inc	126,730
5,780	*	Teladoc, Inc	996,183
272	*	Tivity Health, Inc	6,577
3,682	*	Triple-S Management Corp (Class B)	87,300
3,852	*	Vocera Communications, Inc	139,327
3,424		West Pharmaceutical Services, Inc	1,124,852
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	44,239,691

HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
1,263		Clorox Co	230,498
26,913		Colgate-Palmolive Co	2,171,879
15,714		Estee Lauder Cos (Class A)	4,931,053
1,875		Kimberly-Clark Corp	249,975
71,201		Procter & Gamble Co	9,499,637
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	17,083,042

INSURANCE - 3.2%
48,655		Aflac, Inc	2,614,233
5,460		Allstate Corp	692,328
30,140		Chubb Ltd	5,171,723
64

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

86,123	*	Genworth Financial, Inc (Class A)	$372,051
4,760		Lincoln National Corp	305,259
41,554		Loews Corp	2,316,635
31,094		Marsh & McLennan Cos, Inc	4,219,456
33,502		Metlife, Inc	2,131,732
6,495		ProAssurance Corp	162,375
12,140		Progressive Corp	1,222,984
30,958		Prudential Financial, Inc	3,106,945
11,412		Travelers Cos, Inc	1,764,980
156		White Mountains Insurance Group Ltd	181,807
300		Willis Towers Watson plc	77,658
		TOTAL INSURANCE	24,340,166

MATERIALS - 3.1%
36,547		Ball Corp	3,422,261
81		Compass Minerals International, Inc	5,502
9,255	*	Domtar Corp	364,832
54,415		DuPont de Nemours, Inc	4,195,941
20,802		Ecolab, Inc	4,662,144
1,370		Innospec, Inc	133,452
6,388		International Flavors & Fragrances, Inc	908,182
3,928	*	Koppers Holdings, Inc	130,567
1,729		Martin Marietta Materials, Inc	610,544
47,168		Mosaic Co	1,659,370
898		Myers Industries, Inc	20,259
69,604		Newmont Goldcorp Corp	4,343,986
6,517		PPG Industries, Inc	1,115,971
2,256		Reliance Steel & Aluminum Co	361,659
1,689		Schnitzer Steel Industries, Inc (Class A)	79,738
3,886		Scotts Miracle-Gro Co (Class A)	898,288
4,276		Trinseo S.A.	264,727
2,689	*	US Concrete, Inc	170,509
		TOTAL MATERIALS	23,347,932

MEDIA & ENTERTAINMENT - 8.1%
33,960		Activision Blizzard, Inc	3,096,812
6,193	*	Alphabet, Inc (Class A)	14,575,225
6,018	*	Alphabet, Inc (Class C)	14,504,102
336		Cable One, Inc	601,440
18,250	*	Cinemark Holdings, Inc	386,900
24,973	*,e	Discovery, Inc (Class A)	940,483
44,563	*	Discovery, Inc (Class C)	1,439,830
18,047		Electronic Arts, Inc	2,564,118
14,623		Gray Television, Inc	297,139
768	*	Hemisphere Media Group, Inc	9,385
9,193	*	iHeartMedia, Inc	175,954
7,724	*	Imax Corp	159,269
32,301		Interpublic Group of Cos, Inc	1,025,557
3,586		John Wiley & Sons, Inc (Class A)	204,187
4,125	*	Liberty Broadband Corp (Class A)	650,389
9,113	*	Liberty Broadband Corp (Class C)	1,482,867
24,361	*	Live Nation, Inc	1,994,679
2,286	*	Madison Square Garden Co	422,544
10,118		New York Times Co (Class A)	459,458
17,682		Omnicom Group, Inc	1,454,521
49,882	*	Pinterest, Inc	3,310,668
65

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

11,544	*	Roku, Inc	$3,959,246
2,171		Scholastic Corp	65,846
6,895		Sinclair Broadcast Group, Inc (Class A)	223,881
196,515	e	Sirius XM Holdings, Inc	1,198,741
8,178	*	Take-Two Interactive Software, Inc	1,434,258
18,129		TEGNA, Inc	363,668
14,313	*	TripAdvisor, Inc	674,572
52,767	*	Twitter, Inc	2,913,794
4,324	*	WideOpenWest, Inc	60,839
4,343		World Wrestling Entertainment, Inc (Class A)	239,343
64,519	*	Zynga, Inc	698,096
		TOTAL MEDIA & ENTERTAINMENT	61,587,811

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.4%
44,290		AbbVie, Inc	4,938,335
4,202	*	Aerie Pharmaceuticals, Inc	71,980
5,756		Agilent Technologies, Inc	769,232
6,524	*	Agios Pharmaceuticals, Inc	364,039
23,772		Amgen, Inc	5,696,722
1,705	*	Assembly Biosciences, Inc	7,297
7,200	*	Atara Biotherapeutics, Inc	101,232
3,874	*	Avrobio, Inc	45,248
18,693	*,e	BioCryst Pharmaceuticals, Inc	217,493
5,322	*	Biogen, Inc	1,422,730
1,272	*	BioMarin Pharmaceutical, Inc	99,114
8,261	*	Bluebird Bio, Inc	247,830
96,257		Bristol-Myers Squibb Co	6,008,362
13,049	*	Cymabay Therapeutics, Inc	56,502
29,893		Eli Lilly & Co	5,463,544
1,573	*	Esperion Thereapeutics, Inc	42,392
2,615	*	Flexion Therapeutics, Inc	20,292
45,225		Gilead Sciences, Inc	2,870,431
2,701	*	Illumina, Inc	1,061,061
4,157	*	Insmed, Inc	140,216
5,648	*	Intra-Cellular Therapies, Inc	194,461
1,896	*	IQVIA Holdings, Inc	444,972
3,271	*,e	Kala Pharmaceuticals, Inc	25,285
8,497	*	Karyopharm Therapeutics, Inc	79,362
5,337	*	MacroGenics, Inc	172,705
92,598		Merck & Co, Inc	6,898,551
6,517	*,e	Opko Health, Inc	26,720
2,785	*	Prothena Corp plc	73,914
5,509	*	Radius Health, Inc	122,851
417	*,e	Reata Pharmaceuticals, Inc	42,284
4,469	*	Regeneron Pharmaceuticals, Inc	2,150,930
2,210	*	Revance Therapeutics, Inc	64,355
6,238	*	Sage Therapeutics, Inc	491,305
7,138	*	Sangamo Therapeutics Inc	84,086
43,973	*,e	TherapeuticsMD, Inc	53,207
14,657		Thermo Fisher Scientific, Inc	6,892,161
2,551	*	Ultragenyx Pharmaceutical, Inc	284,794
16,390	*	Vertex Pharmaceuticals, Inc	3,576,298
183	*	Waters Corp	54,876
30,544		Zoetis, Inc	5,285,028
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	56,662,197
66

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 3.6%
2,875		Alexandria Real Estate Equities, Inc	$520,662
349		American Campus Communities, Inc	15,778
22,469		American Tower Corp	5,724,427
5,091		Boston Properties, Inc	556,701
7,158	*	CBRE Group, Inc	609,862
3,538		City Office REIT, Inc	38,670
58,844	*	Colony Capital, Inc	411,908
37		CyrusOne, Inc	2,695
24,207	*	DiamondRock Hospitality Co	252,237
11,972		Empire State Realty Trust, Inc	136,361
6,735		Equinix, Inc	4,854,319
8,585		Franklin Street Properties Corp	45,329
4,263		Healthpeak Properties Inc	146,391
39,784	*	Host Hotels and Resorts, Inc	722,477
2,503	*	Howard Hughes Corp	270,174
973		Hudson Pacific Properties	27,351
6,811		Iron Mountain, Inc	273,257
22,106		Macerich Co	304,842
32,490		Paramount Group, Inc	344,719
33,468	*	Park Hotels & Resorts, Inc	746,671
45,213		Prologis, Inc	5,268,671
1,297		Regency Centers Corp	82,567
21,708		RLJ Lodging Trust	350,367
8,969		SBA Communications Corp	2,688,189
3,687		SL Green Realty Corp	272,875
17,766	*	Sunstone Hotel Investors, Inc	233,801
1,117		UDR, Inc	51,885
3,285		Ventas, Inc	182,186
25,318		Welltower, Inc	1,899,609
13,732	*	Xenia Hotels & Resorts, Inc	266,813
		TOTAL REAL ESTATE	27,301,794

RETAILING - 4.6%
4,018	*	1-800-FLOWERS.COM, Inc (Class A)	128,476
10,384	*	Designer Brands, Inc	183,797
72,396		eBay, Inc	4,038,973
1,171	*	Genesco, Inc	58,550
4,534	*	Groupon, Inc	229,556
703	*	Hibbett Sports, Inc	55,853
30,687		Home Depot, Inc	9,932,461
519	*	Lands’ End, Inc	11,958
11	*	LKQ Corp	514
28,606		Lowe’s Companies, Inc	5,613,927
39,162	*	Macy’s, Inc	649,306
5,592	*	Nordstrom, Inc	205,115
13,828	*	Quotient Technology, Inc	225,950
9,923	*	RealReal, Inc	245,793
5,128		Ross Stores, Inc	671,460
1,635	*	Signet Jewelers Ltd	97,691
24,877		Target Corp	5,156,007
66,027		TJX Companies, Inc	4,687,917
9,786	*	Wayfair, Inc	2,892,448
104		Winmark Corp	20,027
309	*	Zumiez, Inc	13,278
		TOTAL RETAILING	35,119,057
67

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.1%
42,948		Applied Materials, Inc	$5,699,629
67		Brooks Automation, Inc	6,789
5,538	*	Cirrus Logic, Inc	412,083
1,373	*	Cree, Inc	136,504
17,400	*	First Solar, Inc	1,331,622
136,240		Intel Corp	7,837,887
8,105		Lam Research Corp	5,028,747
16,660		NVIDIA Corp	10,002,331
38,916	*	ON Semiconductor Corp	1,517,724
10,812	*	Rambus, Inc	205,212
1,540	*	Silicon Laboratories, Inc	217,063
35,907		Texas Instruments, Inc	6,481,572
1,125		Universal Display Corp	251,651
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	39,128,814

SOFTWARE & SERVICES - 15.1%
24,109		Accenture plc	6,990,887
15,804	*	Adobe, Inc	8,033,805
10,967	*	Autodesk, Inc	3,201,377
26,180		Automatic Data Processing, Inc	4,895,398
5,540	*	Avaya Holdings Corp	159,386
2,397	*	Benefitfocus, Inc	32,407
960	*	Blackline, Inc	111,418
364	*	BM Technologies, Inc	3,571
1,366	*	Cadence Design Systems, Inc	179,998
1,156	*	ChannelAdvisor Corp	24,449
5,062	*	Concentrix Corp	786,534
3,962		CSG Systems International, Inc	182,212
49,716	*	DXC Technology Co	1,636,154
330	*	Elastic NV	39,805
3,754	*	ExlService Holdings, Inc	346,794
1,161	*	Five9, Inc	218,233
42,858		International Business Machines Corp	6,080,693
11,053		Intuit, Inc	4,555,604
19,627	*	Limelight Networks, Inc	61,432
25,308		Mastercard, Inc (Class A)	9,669,174
148,033	d	Microsoft Corp	37,330,962
6,139	*	New Relic, Inc	394,738
3,674	*	Nutanix, Inc	99,345
12,350	*	Okta, Inc	3,330,795
34,916	*	PayPal Holdings, Inc	9,158,118
3,577	*	Perficient, Inc	234,687
33,623	*	Sabre Corp	503,673
31,338	*	salesforce.com, Inc	7,217,768
5,970	*	ServiceNow, Inc	3,023,029
2,174	*	SPS Commerce, Inc	222,705
5,395	*	SVMK, Inc	97,056
4,281	*	Sykes Enterprises, Inc	187,636
9,005	*	Teradata Corp	445,477
1,948		TTEC Holdings, Inc	198,170
9,518	*,e	VMware, Inc (Class A)	1,530,780
6,809	*	WEX, Inc	1,397,275
11,584	*	Workday, Inc	2,861,248
		TOTAL SOFTWARE & SERVICES	115,442,793
68

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 4.7%
9,399		Avnet, Inc	$412,804
2,779		Badger Meter, Inc	259,531
3,478		Benchmark Electronics, Inc	104,410
9,562	*	Ciena Corp	482,594
147,324		Cisco Systems, Inc	7,500,265
16,070		Cognex Corp	1,383,948
845	*	Coherent, Inc	219,691
93,105		Corning, Inc	4,116,172
3,035		CTS Corp	98,698
12,748	*	Diebold, Inc	191,347
6,043		Dolby Laboratories, Inc (Class A)	613,183
2,346	*	ePlus, Inc	235,445
3,500	*	Fabrinet	299,670
1,692	*	FARO Technologies, Inc	128,330
10,117		FLIR Systems, Inc	606,716
194,312		Hewlett Packard Enterprise Co	3,112,878
131,262		HP, Inc	4,477,347
565	*	Insight Enterprises, Inc	56,709
17,946	*	Keysight Technologies, Inc	2,590,505
3,987	*	Kimball Electronics, Inc	91,741
15,636	*	Knowles Corp	326,792
172	*	Lumentum Holdings, Inc	14,629
600		Methode Electronics, Inc	26,958
147	*	OSI Systems, Inc	14,196
644	*	Ribbon Communications, Inc	4,347
5,062		Synnex Corp	613,514
33,205	*	Trimble Inc	2,722,810
17,643	*	TTM Technologies, Inc	264,645
48		Vishay Intertechnology, Inc	1,179
2,060	*	Vishay Precision Group, Inc	65,673
29,934	*	Vontier Corp	938,132
32,347		Xerox Holdings Corp	780,857
6,390	*	Zebra Technologies Corp (Class A)	3,116,659
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	35,872,375

TELECOMMUNICATION SERVICES - 1.8%
5,309	*	Boingo Wireless, Inc	74,114
8,310	*	Cincinnati Bell, Inc	128,223
7,938	*	Iridium Communications, Inc	301,565
37,688	*	T-Mobile US, Inc	4,979,715
138,671		Verizon Communications, Inc	8,013,797
		TOTAL TELECOMMUNICATION SERVICES	13,497,414

TRANSPORTATION - 1.9%
3,575	*	Avis Budget Group, Inc	320,356
50,024		CSX Corp	5,039,918
5,920		Kansas City Southern	1,729,883
5,982		Macquarie Infrastructure Co LLC	199,261
1,477		Old Dominion Freight Line	380,785
2,512		Ryder System, Inc	200,558
32,259		United Parcel Service, Inc (Class B)	6,576,320
		TOTAL TRANSPORTATION	14,447,081
69

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY			VALUE

UTILITIES - 1.8%
17,387		American Water Works Co, Inc			$2,712,198
27,119		Consolidated Edison, Inc			2,099,282
32,947		Eversource Energy			2,840,690
1,853		Ormat Technologies, Inc			134,157
32,165		Sempra Energy			4,424,939
5,408		Southwest Gas Holdings Inc			377,046
22,816		UGI Corp			997,288
		TOTAL UTILITIES			13,585,600

		TOTAL COMMON STOCKS			750,125,398
		(Cost $569,797,797)

RIGHTS / WARRANTS - 0.0%

MEDIA & ENTERTAINMENT - 0.0%
1,550	†	Media General, Inc			0
		TOTAL MEDIA & ENTERTAINMENT			0

		TOTAL RIGHTS / WARRANTS			0
		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.7%

GOVERNMENT AGENCY DEBT - 0.9%
$2,000,000		Federal Home Loan Bank (FHLB)	0.005%	05/19/21	2,000,000
5,000,000		FHLB	0.005	05/26/21	5,000,000
		TOTAL GOVERNMENT AGENCY DEBT			7,000,000

REPURCHASE AGREEMENT - 0.5%
4,075,000	r	Fixed Income Clearing Corp (FICC)	0.005	05/03/21	4,075,000
		TOTAL REPURCHASE AGREEMENT			4,075,000

TREASURY DEBT - 0.2%
1,590,000		United States Treasury Bill	0.013	05/20/21	1,589,992
		TOTAL TREASURY DEBT			1,589,992

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%

588,912	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.020		588,912
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			588,912

		TOTAL SHORT-TERM INVESTMENTS			13,253,904
		(Cost $13,253,878)
		TOTAL INVESTMENTS - 100.0%			763,379,302
		(Cost $583,051,675)
		OTHER ASSETS & LIABILITIES, NET - 0.0%			59,851
		NET ASSETS - 100.0%			$763,439,153
70

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,085,410.
r	Agreement with Fixed Income Clearing Corporation, 0.005% dated 4/30/21 to be repurchased at $4,075,000 on 5/3/21, collateralized by U.S. Treasury Notes valued at $4,156,524.

Futures contracts outstanding as of April 30, 2021 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	52	06/18/21	$10,830,351	$10,853,440	$23,089
71

TIAA-CREF FUNDS – Emerging Markets Equity Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

BRAZIL - 14.1%
9,984,365	a	Arcos Dorados Holdings, Inc	$57,210,411
1,200,100	*	B2W Companhia Global Do Varejo	14,872,973
3,043,270		Banco Bradesco S.A. (Preference)	13,361,804
1,868,800		Cia Brasileira de Distribuicao	14,012,431
5,768,225	*	CSN Mineracao S.A.	11,139,198
4,998,300		Itau Unibanco Holding S.A.	25,331,725
924,400	*	Lojas Americanas S.A.	3,377,977
10,111,950		Lojas Americanas S.A. (Preference)	38,831,616
2,271,100		Sendas Distribuidora S.A.	33,819,512
236,805	*	StoneCo Ltd	15,307,075
		TOTAL BRAZIL	227,264,722

CHINA - 33.3%
4,613,500		AAC Technologies Holdings, Inc	25,610,360
529,651	*	Alibaba Group Holding Ltd (ADR)	122,322,899
204,465	*	Baidu, Inc (ADR)	43,005,123
475,702	*,e	Baozun, Inc (ADR)	16,511,616
3,602,900		China Vanke Co Ltd (Class A)	15,664,218
9,745,755		Foxconn Industrial Internet Co Ltd	20,669,859
7,238,000		Geely Automobile Holdings Ltd	18,852,759
349,367	*	Huazhu Group Ltd (ADR)	20,598,678
2,216,585	*,e	HUYA, Inc (ADR)	39,056,228
1,433,707	*	iClick Interactive Asia Group Ltd (ADR)	18,494,820
580,259	*	JD.com, Inc (ADR)	44,888,836
307,600	*,g	Meituan Dianping (Class B)	11,773,169
259,845	*	NIO, Inc (ADR)	10,352,225
3,014,863		Ping An Insurance Group Co of China Ltd (Class A)	33,690,600
1,001,776		Tencent Holdings Ltd	79,913,666
888,899	*	Tencent Music Entertainment (ADR)	15,484,621
		TOTAL CHINA	536,889,677

HONG KONG - 2.4%
2,017,340	*	Melco Crown Entertainment Ltd (ADR)	38,914,489
22,290	*,†	Mongolian Metals Corporation	0
		TOTAL HONG KONG	38,914,489

INDIA - 8.4%
22,956,912		Edelweiss Capital Ltd	18,082,213
1,561,784	*	ICICI Bank Ltd	12,651,183
1,771,734		Piramal Healthcare Ltd	40,103,847
2,422,304		Reliance Industries Ltd	65,078,094
		TOTAL INDIA	135,915,337
72

TIAA-CREF FUNDS – Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

INDONESIA - 1.9%
44,911,400		Astra International Tbk PT	$17,067,902
9,237,400		PT United Tractors Tbk	13,519,771
		TOTAL INDONESIA	30,587,673

ITALY - 0.4%
942,460		Prada S.p.A	5,849,175
		TOTAL ITALY	5,849,175

KOREA, REPUBLIC OF - 8.2%
89,679		Amorepacific Corp	21,738,644
148,770	*	Coupang, Inc	6,233,463
406,903		KB Financial Group, Inc	20,031,254
1,151,814		Samsung Electronics Co Ltd	83,950,515
		TOTAL KOREA, REPUBLIC OF	131,953,876

MACAU - 3.4%
1,730,079	*	Galaxy Entertainment Group Ltd	15,186,843
21,172,100	*	Wynn Macau Ltd	40,604,088
		TOTAL MACAU	55,790,931

MEXICO - 6.0%
268,419		Fomento Economico Mexicano SAB de C.V. (ADR)	20,802,473
3,015,348	*	Grupo Televisa SAB (ADR)	37,330,008
11,771,900		Wal-Mart de Mexico SAB de C.V.	38,534,565
		TOTAL MEXICO	96,667,046

RUSSIA - 1.9%
348,644		MMC Norilsk Nickel PJSC (ADR)	11,909,679
1,203,004		Sberbank of Russia (ADR)	18,971,373
		TOTAL RUSSIA	30,881,052

SOUTH AFRICA - 4.8%
121,229	*	Capitec Bank Holdings Ltd	12,425,084
285,182		Naspers Ltd (N Shares)	64,901,716
		TOTAL SOUTH AFRICA	77,326,800

TAIWAN - 8.6%
4,735,000		ASE Technology Holding Co Ltd	19,786,319
1,167,000		Delta Electronics, Inc	12,501,973
66,117	*	Sea Ltd (ADR)	16,697,187
4,237,400		Taiwan Semiconductor Manufacturing Co Ltd	89,237,979
		TOTAL TAIWAN	138,223,458

TANZANIA, UNITED REPUBLIC OF - 2.1%
1,649,861		AngloGold Ashanti Ltd (ADR)	33,954,139
		TOTAL TANZANIA, UNITED REPUBLIC OF	33,954,139

THAILAND - 1.0%
12,276,100		PTT PCL (ADR)	15,713,187
		TOTAL THAILAND	15,713,187

TURKEY - 2.0%
5,495,500		Anadolu Efes Biracilik Ve Malt Sanayii AS	15,480,001
18,860,282		Turkiye Garanti Bankasi AS	16,439,662
		TOTAL TURKEY	31,919,663
73

TIAA-CREF FUNDS – Emerging Markets Equity Fund

SHARES		COMPANY	RATE	VALUE

UNITED STATES - 1.0%
129,816	*	Wynn Resorts Ltd		$16,668,374
		TOTAL UNITED STATES		16,668,374

		TOTAL COMMON STOCKS		1,604,519,599
		(Cost $1,347,655,459)

PREFERRED STOCKS - 0.0%

PHILIPPINES - 0.0%
1,721,900	*,†	Ayala Land, Inc		3,576
		TOTAL PHILIPPINES		3,576

		TOTAL PREFERRED STOCKS		3,576
		(Cost $4,057)

SHORT-TERM INVESTMENTS - 2.3%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.3%
37,660,366	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.020%	37,660,366
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES		37,660,366

		TOTAL SHORT-TERM INVESTMENTS		37,660,366
		(Cost $37,660,366)
		TOTAL INVESTMENTS - 101.8%		1,642,183,541
		(Cost $1,385,319,882)
		OTHER ASSETS & LIABILITIES, NET - (1.8)%		(29,515,800)
		NET ASSETS - 100.0%		$1,612,667,741

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $39,456,925.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/21, the aggregate value of these securities is $11,773,169 or 0.7% of net assets.

74

TIAA-CREF FUNDS – Emerging Markets Equity Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2021

		% OF
SECTOR	VALUE	NET ASSETS

CONSUMER DISCRETIONARY	$565,019,209	35.0%
INFORMATION TECHNOLOGY	267,064,079	16.6
COMMUNICATION SERVICES	249,981,654	15.5
FINANCIALS	211,088,747	13.1
CONSUMER STAPLES	144,387,625	9.0
ENERGY	94,311,051	5.8
MATERIALS	57,003,016	3.5
REAL ESTATE	15,667,794	1.0
SHORT-TERM INVESTMENTS	37,660,366	2.3
OTHER ASSETS & LIABILITIES, NET	(29,515,800)	(1.8)

NET ASSETS	$1,612,667,741	100.0%
75

TIAA-CREF FUNDS – International Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.5%

AUSTRALIA - 6.3%
2,452,367		BHP Billiton Ltd	$89,256,062
1,386,403		Commonwealth Bank of Australia	94,908,403
132,272		CSL Ltd	27,630,882
2,623,845		Fortescue Metals Group Ltd	45,395,960
4,769,371	*	NEXTDC Ltd	42,415,728
1,029,515		Rio Tinto plc	86,229,255
		TOTAL AUSTRALIA	385,836,290

BRAZIL - 1.4%
10,020,780		Banco Bradesco S.A. (Preference)	43,997,313
1,117,200		Cia Brasileira de Distribuicao	8,376,866
3,664,566		Lojas Americanas S.A. (Preference)	14,072,560
1,117,100		Sendas Distribuidora S.A.	16,635,012
		TOTAL BRAZIL	83,081,751

CHINA - 2.4%
620,115	*	GDS Holdings Ltd (ADR)	51,450,942
469,940		Tencent Holdings Ltd	37,488,049
3,958,000	*,g	Wuxi Biologics Cayman, Inc	55,561,587
		TOTAL CHINA	144,500,578

DENMARK - 2.8%
596,173		DSV AS	132,821,454
273,507	g	Orsted AS	39,758,304
		TOTAL DENMARK	172,579,758

FINLAND - 0.7%
671,632		Neste Oil Oyj	40,614,085
		TOTAL FINLAND	40,614,085

FRANCE - 17.0%
1,245,895	*	Airbus SE	149,830,891
1,833,748		BNP Paribas S.A.	117,575,694
1,696,914		Compagnie de Saint-Gobain	107,067,012
5,099,001		Credit Agricole S.A.	78,872,407
330,078		Dassault Systemes S.A.	76,569,001
541,035		Essilor International S.A.	90,049,741
114,204		Kering	91,512,968
881,469		Schneider Electric S.A.	140,643,443
1,802,747		Total S.A.	79,677,371
1,085,626		Valeo S.A.	35,180,758
648,491		Vinci S.A.	71,158,716
		TOTAL FRANCE	1,038,138,002
76

TIAA-CREF FUNDS – International Equity Fund

SHARES		COMPANY	VALUE

GERMANY - 10.9%
213,625		Adidas-Salomon AG.	$65,980,392
282,067		BASF SE	22,732,135
822,926		HeidelbergCement AG.	75,407,399
2,757,451		Infineon Technologies AG.	110,575,256
851,941		Lanxess AG.	62,696,362
1,631,985		RWE AG.	61,969,490
1,105,211		Siemens AG.	184,387,743
306,849		Volkswagen AG. (Preference)	79,891,039
		TOTAL GERMANY	663,639,816

HONG KONG - 1.9%
1,927,924		Hong Kong Exchanges and Clearing Ltd	116,275,071
		TOTAL HONG KONG	116,275,071

IRELAND - 1.6%
2,083,623		CRH plc	98,314,092
		TOTAL IRELAND	98,314,092

ITALY - 2.3%
6,490,460		Enel S.p.A.	64,445,899
1,271,861	e	Moncler S.p.A	77,952,923
		TOTAL ITALY	142,398,822

JAPAN - 19.6%
3,900,000		Daiichi Sankyo Co Ltd	99,607,602
384,116		Daikin Industries Ltd	77,481,830
332,400	*	Fanuc Ltd	76,545,976
2,670,079	*	Hitachi Ltd	132,162,812
219,028		Nintendo Co Ltd	125,646,024
2,830,400		ORIX Corp	45,693,596
2,327,800		Recruit Holdings Co Ltd	104,954,636
2,145,700	*	SBI Holdings, Inc	60,647,794
978,400		Shiseido Co Ltd	71,199,404
1,875,959		Sony Corp	187,556,319
1,891,400		Sumitomo Mitsui Financial Group, Inc	66,442,461
648,400		Tokio Marine Holdings, Inc	31,095,244
1,607,989	*	Toyota Motor Corp	120,316,445
		TOTAL JAPAN	1,199,350,143

KOREA, REPUBLIC OF - 1.4%
538,088	*	Coupang, Inc	22,545,887
78,511		LG Chem Ltd	65,539,999
		TOTAL KOREA, REPUBLIC OF	88,085,886

NETHERLANDS - 6.6%
289,286		ASML Holding NV	187,787,542
10,575,246		ING Groep NV	135,098,553
4,223,690		Royal Dutch Shell plc (A Shares)	79,474,059
		TOTAL NETHERLANDS	402,360,154

RUSSIA - 1.8%
1,437,422		Sberbank of Russia (ADR)	22,668,145
77

TIAA-CREF FUNDS – International Equity Fund

SHARES		COMPANY	VALUE

815,193		TCS Group Holding plc (ADR)	$47,118,155
608,307	*	Yandex NV	39,874,524
		TOTAL RUSSIA	109,660,824

SPAIN - 1.2%
13,275,902		Banco Bilbao Vizcaya Argentaria S.A.	74,339,490
		TOTAL SPAIN	74,339,490

SWITZERLAND - 5.3%
6,088,422		Credit Suisse Group	63,806,516
117,594	*	Lonza Group AG.	74,756,169
565,936		Nestle S.A.	67,533,534
346,700		Roche Holding AG.	113,078,142
20,998	*,e	Zur Rose Group AG.	6,988,404
		TOTAL SWITZERLAND	326,162,765

TAIWAN - 0.8%
409,895		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	47,851,142
		TOTAL TAIWAN	47,851,142

UNITED KINGDOM - 12.8%
1,359,355		Ashtead Group plc	87,339,808
1,304,268		AstraZeneca plc	138,831,336
46,566,922		Barclays plc	112,737,063
2,253,866		Diageo plc	101,179,119
7,147,576		HSBC Holdings plc	44,627,399
353,094		Linde plc (Xetra)	100,927,344
23,383,905		Lloyds TSB Group plc	14,663,564
747,069		Reckitt Benckiser Group plc	66,517,233
20,643,032		Tesco plc	63,014,179
6,200,764	*	THG Holdings Ltd	53,094,085
		TOTAL UNITED KINGDOM	782,931,130

UNITED STATES - 1.7%
871,901	*	Las Vegas Sands Corp	53,412,655
377,035	*	Wynn Resorts Ltd	48,411,294
		TOTAL UNITED STATES	101,823,949

		TOTAL COMMON STOCKS	6,017,943,748
		(Cost $4,528,671,824)

RIGHTS / WARRANTS - 0.0%

SWITZERLAND - 0.0%
6,088,422	†,e	Credit Suisse Group AG.	0
		TOTAL SWITZERLAND	0

		TOTAL RIGHTS / WARRANTS	0
		(Cost $0)
78

TIAA-CREF FUNDS – International Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.0%

GOVERNMENT AGENCY DEBT - 1.0%
$1,453,000		Federal Agricultural Mortgage Corp (FAMC)	0.010%	05/03/21	$1,453,000
13,120,000		Federal Home Loan Bank (FHLB)	0.001	05/12/21	13,120,000
9,653,000		FHLB	0.035	05/28/21	9,653,000
22,295,000		FHLB	0.010-0.035	06/04/21	22,295,000
10,000,000		FHLB	0.010	06/18/21	10,000,000
5,825,000		FHLB	0.008	06/23/21	5,825,000
		TOTAL GOVERNMENT AGENCY DEBT			62,346,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.0%
171	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.020		171
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			171

		TOTAL SHORT-TERM INVESTMENTS			62,346,171
		(Cost $62,345,033)
		TOTAL INVESTMENTS - 99.5%			6,080,289,919
		(Cost $4,591,016,857)
		OTHER ASSETS & LIABILITIES, NET - 0.5%			32,777,764
		NET ASSETS - 100.0%			$6,113,067,683

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $23,878,769.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/21, the aggregate value of these securities is $95,319,891 or 1.6% of net assets.
79

TIAA-CREF FUNDS – International Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2021

		% OF
SECTOR	VALUE	NET ASSETS

FINANCIALS	$1,170,566,868	19.2%
INDUSTRIALS	1,132,231,508	18.5
CONSUMER DISCRETIONARY	939,977,067	15.4
INFORMATION TECHNOLOGY	648,812,423	10.6
MATERIALS	646,498,607	10.6
HEALTH CARE	509,465,717	8.3
CONSUMER STAPLES	401,443,752	6.6
COMMUNICATION SERVICES	203,008,597	3.3
ENERGY	199,765,515	3.3
UTILITIES	166,173,694	2.7
SHORT-TERM INVESTMENTS	62,346,171	1.0
OTHER ASSETS & LIABILITIES, NET	32,777,764	0.5

NET ASSETS	$6,113,067,683	100.0%
80

TIAA-CREF FUNDS – International Opportunities Fund

TIAA-CREF FUNDS

INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 96.5%

AUSTRALIA - 5.9%
272,267	*	Afterpay Touch Group Ltd	$24,521,844
1,349,050		Australia & New Zealand Banking Group Ltd	29,765,813
1,145,920		IDP Education Ltd	20,015,685
1,865,100	*	NEXTDC Ltd	16,587,003
1,882,496	*	PointsBet Holdings Ltd	19,629,077
2,519,909	*,e	Zip Co Ltd	15,485,390
		TOTAL AUSTRALIA	126,004,812

BRAZIL - 5.9%
585,000		Banco Inter S.A.	24,952,734
4,633,600		Itau Unibanco Holding S.A.	23,483,401
1,743,700		Localiza Rent A Car	20,640,441
5,613,900		Magazine Luiza S.A.	20,700,549
416,348	*	Pagseguro Digital Ltd	19,043,758
295,288	*	StoneCo Ltd	19,087,416
		TOTAL BRAZIL	127,908,299

CANADA - 8.5%
1,089,847		Alimentation Couche Tard, Inc	36,929,689
309,150	e	Bank of Montreal	29,178,287
589,280		Dollarama, Inc	27,461,220
360,556	*	Lightspeed POS, Inc	25,177,173
538,500		Nutrien Ltd (Toronto)	29,725,603
28,757	*	Shopify, Inc (Class A)	33,945,028
		TOTAL CANADA	182,417,000

CHINA - 7.4%
214,976	*	GDS Holdings Ltd (ADR)	17,836,559
676,471	*	iClick Interactive Asia Group Ltd (ADR)	8,726,476
311,000	*	JD.com, Inc (ADR)	24,058,960
252,600		Silergy Corp	25,962,343
703,300		Tencent Holdings Ltd	56,103,641
1,840,000	*,g	Wuxi Biologics Cayman, Inc	25,829,540
		TOTAL CHINA	158,517,519

DENMARK - 2.9%
146,100		Carlsberg AS (Class B)	25,631,788
510,300		Novo Nordisk AS	37,643,527
		TOTAL DENMARK	63,275,315

FINLAND - 0.1%
51,259		Cargotec Corp (B Shares)	2,976,545
		TOTAL FINLAND	2,976,545
81

TIAA-CREF FUNDS – International Opportunities Fund

SHARES		COMPANY	VALUE

FRANCE - 5.2%
171,602		Essilor International S.A.	$28,561,398
83,512		L’Oreal S.A.	34,195,653
127,639		Teleperformance	49,287,069
		TOTAL FRANCE	112,044,120

GERMANY - 5.4%
309,000		Bayer AG.	19,994,868
161,482		Beiersdorf AG.	18,226,549
118,700		Deutsche Boerse AG.	20,455,010
278,006	*	HelloFresh SE	23,062,051
166,241	*,e,g	Just Eat Takeaway.com NV	17,176,563
373,151	*,g	TeamViewer AG.	17,736,820
		TOTAL GERMANY	116,651,861

HONG KONG - 0.9%
946,100	*	Melco Crown Entertainment Ltd (ADR)	18,250,269
		TOTAL HONG KONG	18,250,269

INDONESIA - 1.1%
85,976,300		Bank Rakyat Indonesia	24,059,174
		TOTAL INDONESIA	24,059,174

IRELAND - 4.6%
491,610		CRH plc	23,196,226
109,518	*	Flutter Entertainment plc	22,442,572
610,422	*	Keywords Studios plc	22,812,203
587,889		Smurfit Kappa Group plc	30,053,039
		TOTAL IRELAND	98,504,040

ITALY - 3.8%
254,669		Amplifon S.p.A.	10,748,359
1,926,620		Davide Campari-Milano NV	22,734,889
119,600		Ferrari NV	25,620,324
382,568		Moncler S.p.A	23,447,762
		TOTAL ITALY	82,551,334

JAPAN - 10.1%
1,069,400	*,e	BASE, Inc	17,681,768
639,100		Benefit One, Inc	16,035,150
152,400		GMO Payment Gateway, Inc	19,376,667
2,174,800		Infomart Corp	20,504,187
153,900		IR Japan Holdings Ltd	20,158,086
857,800		Japan Elevator Service Holdings Co Ltd	17,214,099
797,400		MonotaRO Co Ltd	20,247,896
354,000		Paltac Corp	18,444,090
2		Seria Co Ltd	73
147,099	*	SHIFT, Inc	21,412,382
544,400		SMS Co Ltd	14,854,916
245,800		TechnoPro Holdings, Inc	18,076,403
199,400	e	Workman Co Ltd	12,997,059
		TOTAL JAPAN	217,002,776
82

TIAA-CREF FUNDS – International Opportunities Fund

SHARES		COMPANY	VALUE

NETHERLANDS - 6.0%
11,177	*,g	Adyen NV	$27,507,638
88,896		ASML Holding NV	57,706,081
3,492,429		ING Groep NV	44,615,710
		TOTAL NETHERLANDS	129,829,429

NEW ZEALAND - 0.9%
750,000		Fisher & Paykel Healthcare Corp	19,329,670
		TOTAL NEW ZEALAND	19,329,670

NORWAY - 3.0%
1,467,893		Aker BP ASA	41,804,495
1,162,538		Equinor ASA	23,474,847
		TOTAL NORWAY	65,279,342

PHILIPPINES - 0.9%
5,703,054		BDO Unibank, Inc	12,196,931
6,009,020		Robinsons Retail Holdings, Inc	6,551,891
		TOTAL PHILIPPINES	18,748,822

POLAND - 0.9%
693,182	*,g	Allegro.eu S.A.	10,627,499
466,552	*	InPost S.A.	8,890,455
		TOTAL POLAND	19,517,954

PORTUGAL - 1.0%
1,204,396		Jeronimo Martins SGPS S.A.	21,994,887
		TOTAL PORTUGAL	21,994,887

SPAIN - 1.2%
376,699		Amadeus IT Holding S.A.	25,652,457
142,139	*,†,e	Let’s GOWEX S.A.	1,709
		TOTAL SPAIN	25,654,166

SWEDEN - 4.4%
105,626	g	Evolution Gaming Group AB	20,851,480
287,127		Hexagon AB (B Shares)	27,426,054
652,000	e	Intrum Justitia AB	22,423,074
294,598		Swedish Match AB	24,117,113
		TOTAL SWEDEN	94,817,721

SWITZERLAND - 3.9%
4,306		Givaudan S.A.	18,042,891
52,867	*	Lonza Group AG.	33,608,299
98,700		Roche Holding AG.	32,191,557
		TOTAL SWITZERLAND	83,842,747

TAIWAN - 0.8%
1,197,540		Dadi Early-Childhood Education Group Ltd	7,759,809
2,700,349		Hota Industrial Manufacturing Co Ltd	9,933,799
		TOTAL TAIWAN	17,693,608

UNITED KINGDOM - 10.7%
915,246		Ashtead Group plc	58,805,396
3,252,963	*	Beazley plc	15,206,795
457,780		Dechra Pharmaceuticals plc	25,503,628
83

TIAA-CREF FUNDS – International Opportunities Fund

SHARES		COMPANY	VALUE

2,207,886		Electrocomponents plc	$32,496,180
447,623		Fevertree Drinks plc	15,504,193
85,385		Linde plc (Xetra)	24,406,196
199,421		London Stock Exchange Group plc	20,374,491
2,502,520	*	THG Holdings Ltd	21,427,845
6,603,400		Tritax Big Box REIT plc	17,352,571
		TOTAL UNITED KINGDOM	231,077,295

UNITED STATES - 1.0%
60,900	*	Lululemon Athletica, Inc	20,417,943
		TOTAL UNITED STATES	20,417,943

		TOTAL COMMON STOCKS	2,078,366,648
		(Cost $1,177,374,107)

RIGHTS / WARRANTS - 0.0%

AUSTRALIA - 0.0%
112,654	e	PointsBet Holdings Pty Ltd	312,419
		TOTAL AUSTRALIA	312,419

		TOTAL RIGHTS / WARRANTS	312,419
		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 6.5%

GOVERNMENT AGENCY DEBT - 3.0%
$29,820,000		Federal Home Loan Bank (FHLB)	0.010%	05/05/21	29,820,000
7,111,000		Federal Home Loan Bank (FHLB)	0.005	05/10/21	7,111,000
8,992,000		Federal Home Loan Bank (FHLB)	0.005	05/26/21	8,992,000
8,800,000		Federal Home Loan Bank (FHLB)	0.035	05/28/21	8,800,000
9,755,000		Federal Home Loan Bank (FHLB)	0.035	09/29/21	9,754,193
		TOTAL GOVERNMENT AGENCY DEBT			64,477,193

REPURCHASE AGREEMENT - 0.2%
3,830,000	r	Fixed Income Clearing Corp (FICC)	0.005	05/03/21	3,830,000
		TOTAL REPURCHASE AGREEMENT			3,830,000

TREASURY DEBT - 0.2%
4,460,000		United States Treasury Bill	0.013	05/20/21	4,459,979
		TOTAL TREASURY DEBT			4,459,979

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.1%
66,715,772	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.020		66,715,772
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			66,715,772

		TOTAL SHORT-TERM INVESTMENTS			139,482,944
		(Cost $139,482,005)
		TOTAL INVESTMENTS - 103.0%			2,218,162,011
		(Cost $1,316,856,112)
		OTHER ASSETS & LIABILITIES, NET - (3.0)%			(64,045,434)
		NET ASSETS - 100.0%			$2,154,116,577
84

TIAA-CREF FUNDS – International Opportunities Fund

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $108,934,960.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/21, the aggregate value of these securities is $119,729,540 or 5.6% of net assets.
r	Agreement with Fixed Income Clearing Corporation, 0.005% dated 4/30/21 to be repurchased at $3,830,000 on 5/3/21, collateralized by U.S. Treasury Notes valued at $3,906,635.
85

TIAA-CREF FUNDS – International Opportunities Fund

TIAA-CREF FUNDS

INTERNATIONAL OPPORTUNITIES FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2021

		% OF
SECTOR	VALUE	NET ASSETS

INFORMATION TECHNOLOGY	$439,977,380	20.4%
CONSUMER DISCRETIONARY	393,198,444	18.3
INDUSTRIALS	302,105,713	14.0
FINANCIALS	259,773,735	12.1
CONSUMER STAPLES	205,886,653	9.6
HEALTH CARE	204,849,448	9.5
MATERIALS	125,423,955	5.8
ENERGY	65,279,342	3.0
COMMUNICATION SERVICES	64,831,826	3.0
REAL ESTATE	17,352,571	0.8
SHORT-TERM INVESTMENTS	139,482,944	6.5
OTHER ASSETS & LIABILITIES, NET	(64,045,434)	(3.0)

NET ASSETS	$2,154,116,577	100.0%
86

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

TIAA-CREF FUNDS

QUANT INTERNATIONAL SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUSTRALIA - 5.9%
359,724		Accent Group Ltd	$813,542
244,344		Ansell Ltd	7,948,581
12,267		ARB Corp Ltd	368,038
1,232,000		Austal Ltd	2,286,223
250,257		Aventus Retail Property Fund Ltd	572,198
260,000		BWX Ltd	939,854
438,691		carsales.com Ltd	6,701,735
15,520		Cedar Woods Properties Ltd	87,637
368,032	*	Champion Iron Ltd	1,920,355
175,213		Charter Hall Education Trust	438,674
239,466		Charter Hall Group	2,586,775
565,214		Charter Hall Long Wale REIT	2,128,471
3,160,599		Cleanaway Waste Management Ltd	6,929,048
1,768,625	*,g	Coronado Global Resources, Inc (ADR)	804,750
45,216	*	Domain Holdings Australia Ltd	176,444
561,000		GDI Property Group	460,052
107,531		Growthpoint Properties Australia Ltd	310,696
1,106,213		Independence Group NL	6,320,939
911,000		Ingenia Communities Group	3,710,585
9,053		JB Hi-Fi Ltd	322,060
1,559,872	*	Mayne Pharma Group Ltd	484,861
80,200		Mineral Resources Ltd	2,928,939
107,713	e	Moelis Australia Ltd	449,365
97,843		Netwealth Group Ltd	1,119,952
830,307		New Hope Corp Ltd	741,554
442,594	*	Nufarm Ltd	1,776,506
833,204		Perenti Global Ltd	697,500
6,077,975	*	Pilbara Minerals Ltd	5,291,474
298,000		Pinnacle Investment Management Group Ltd	2,430,321
209,000		Premier Investments Ltd	4,232,329
143,952		Ramelius Resources Ltd	186,636
654,947		St Barbara Ltd	925,707
655,851		Waypoint REIT	1,260,420
848,101	*,e	Zip Co Ltd	5,211,766
		TOTAL AUSTRALIA	73,563,987

AUSTRIA - 0.9%
263,654	*	ams AG.	4,571,291
77,000		Telekom Austria AG.	629,498
159,000		Wienerberger AG.	6,233,463
		TOTAL AUSTRIA	11,434,252

BELGIUM - 0.5%
23,000		Befimmo SCA Sicafi	977,890
87

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

9,638		Gimv NV	$604,889
36,000	*	KBC Ancora	1,571,513
16,839		Melexis NV	1,833,099
4,467		Montea C.V.A	489,535
20,000		Warehouses De Pauw CVA	705,364
45,571	*,g	X-Fab Silicon Foundries SE	442,685
		TOTAL BELGIUM	6,624,975

BRAZIL - 2.4%
73,400	*	Adecoagro S.A.	683,354
276,800		Aliansce Sonae Shopping Centers sa	1,308,062
173,290		Arcos Dorados Holdings, Inc	992,952
286,600	*	Azul S.A.	2,031,296
1,051,200		Banco Pan S.A.	3,558,798
1,999,500		BR Properties S.A.	3,301,795
1,785,800		Cia de Saneamento de Minas Gerais-COPASA	5,526,329
760,400		Cia Energetica de Sao Paulo (Class B)	3,541,595
356,400	*	Embraer S.A.	1,010,403
634,500		Guararapes Confeccoes S.A.	1,960,017
155,600		JHSF Participacoes S.A.	195,644
379,000		LOG Commercial Properties e Participacoes S.A.	2,058,945
758,200		M Dias Branco S.A.	3,715,592
205,300	*	Marisa Lojas S.A.	202,577
35,400		Transmissora Alianca de Energia Eletrica S.A.	272,405
		TOTAL BRAZIL	30,359,764

BURKINA FASO - 0.1%
422,000	*	IAMGOLD Corp	1,318,374
		TOTAL BURKINA FASO	1,318,374

CANADA - 5.7%
87,407		ARC Resources Ltd	549,694
149,209	e	Atlas Corp	2,056,100
67,952	*,e	Aurora Cannabis, Inc	605,357
154,000		Canaccord Financial, Inc	1,484,685
117,875		Canadian Western Bank	3,241,407
75,614	*	Canfor Corp	1,888,581
121,000		Cascades, Inc	1,419,534
237,143	*	Celestica, Inc	1,975,629
832,872		Corus Entertainment, Inc	3,984,288
1,523,249	e	Crescent Point Energy Corp	6,010,460
72,087		Enerflex Ltd	480,912
85,459		Granite REIT	5,471,072
345,574		H&R Real Estate Investment Trust	4,281,896
73,000	e	Intertape Polymer Group, Inc	1,796,567
140,000		Killam Apartment Real Estate Investment Trust	2,157,263
90,000		Linamar Corp	5,274,133
84,994	*	Lundin Gold, Inc	824,251
120,000		Martinrea International, Inc	1,303,340
82,895		Maverix Metals, Inc	468,040
1,100,595	*	MEG Energy Corp	6,079,844
41,944		Slate Grocery REIT	423,484
15,892	*,e	SunOpta, Inc	196,783
88

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

111,081		TFI International, Inc	$9,733,087
100,000	e	Timbercreek Financial Corp	740,349
113,000		Tourmaline Oil Corp	2,438,075
170,579		TransAlta Corp	1,676,438
4,751	*	Trillium Therapeutics, Inc	45,069
264,000	*	Vermilion Energy, Inc	1,958,817
655,522	e	Whitecap Resources, Inc	2,869,225
		TOTAL CANADA	71,434,380

CHILE - 0.3%
356,015		Empresa Nacional de Telecomunicaciones S.A.	1,999,150
40,083		Inversiones La Construccion S.A.	269,126
424,519,368	*	Itau CorpBanca Chile SA	1,445,467
		TOTAL CHILE	3,713,743

CHINA - 2.8%
45,504	*,e	111, Inc (ADR)	566,980
595,000		Chaowei Power Holdings Ltd	215,712
14,220,000		China BlueChemical Ltd	4,020,401
28,800	*	China Online Education Group (ADR)	616,320
745,000		China Shineway Pharmaceutical Group Ltd	536,747
1,840,000		China South City Holdings Ltd	193,846
58,837		China Yuchai International Ltd	939,627
1,405,000		Citic 1616 Holdings Ltd	507,815
5,284,000	*	Citic Resources Holdings Ltd	264,643
1,140,000		Cofco International Ltd	474,633
259,000	*,e,g	CStone Pharmaceuticals	371,228
96,000		Essex Bio-technology Ltd	69,456
699,000		Fufeng Group Ltd	258,570
4,282,823		Fushan International Energy Group Ltd	1,118,370
8,630,000		Gemdale Properties and Investment Corp Ltd	1,210,815
19,800	*	Genetron Holdings Ltd (ADR)	418,968
119,000	*	Immunotech Biopharm Ltd	264,497
959,000	*,g	InnoCare Pharma Ltd	3,032,051
80	*,e	JinkoSolar Holding Co Ltd (ADR)	2,957
4,710,000	*	KWG Living Group Holdings Ltd	4,826,875
5,238,000		Lonking Holdings Ltd	2,220,938
67,600	*,e	OneSmart International Education Group Ltd (ADR)	184,548
60	*,e	Qutoutiao, Inc (ADR)	138
348,000	*	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co Ltd	222,736
4,356,500		Shui On Land Ltd	716,816
2,223,000		SITC International Co Ltd	8,470,561
200,550	*,e	So-Young International, Inc (ADR)	1,897,203
960,000		VST Holdings Ltd	948,645
393,000		Xinji Shaxi Group Co Ltd	66,278
		TOTAL CHINA	34,638,374

COLOMBIA - 0.0%
172,761		Cementos Argos S.A.	236,129
		TOTAL COLOMBIA	236,129
89

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

DENMARK - 1.8%
115,000		Alm Brand AS	$1,307,482
51,891		Chemometec A.S.	5,636,054
21,000		PER Aarsleff A.S.	1,028,662
30,000		Ringkjoebing Landbobank A.S.	3,049,707
69,549		Royal Unibrew A.S.	8,495,470
111,000	g	Scandinavian Tobacco Group A.S.	2,021,688
30,000		Topdanmark AS	1,458,743
		TOTAL DENMARK	22,997,806

EGYPT - 0.4%
3,471,267		Centamin plc	5,147,357
215,801		Telecom Egypt	149,392
		TOTAL EGYPT	5,296,749

FINLAND - 1.2%
321		Admicom Oyj	40,136
187,554		Kesko Oyj (B Shares)	5,710,897
40,000		Tokmanni Group Corp	1,028,654
192,201		Valmet Corp	8,027,716
		TOTAL FINLAND	14,807,403

FRANCE - 1.1%
10,024		ABC Arbitrage	86,167
47,955		Carmila S.A.	805,000
21,219	*	Cellectis S.A.	398,155
4,064		Icade	316,252
2,989		Pharmagest Inter@ctive	356,139
136,431		Rexel S.A.	2,681,858
31,000		Sechilienne-Sidec	1,403,092
18,000		Sopra Group S.A.	3,349,992
70,585		SPIE S.A.	1,784,198
14,407	g	Verallia S.A.	583,262
7,000	*	Virbac S.A.	2,272,252
		TOTAL FRANCE	14,036,367

GERMANY - 2.9%
127,000	*	ADVA AG. Optical Networking	1,593,866
105,208	*	Aurelius AG.	3,529,802
1,718		Basler AG.	224,309
1,814		Bertrandt AG.	100,429
5,813		bet-at-home.com AG.	316,263
4,378		Cewe Color Holding AG.	709,513
7,524		Dermapharm Holding SE	657,607
74,000		DIC Asset AG.	1,319,829
7,959		Draegerwerk AG.	743,010
1,151		Draegerwerk AG. & Co KGaA	101,640
48,000		Eckert & Ziegler Strahlen- und Medizintechnik AG.	4,713,132
3,195	*	flatexDEGIRO AG.	409,178
5,345	g	JOST Werke AG.	351,689
94,540	*	Kloeckner & Co AG.	1,281,506
11,000	*	Morphosys AG.	1,038,561
2,964		New Work SE	899,776
41,000		Patrizia Immobilien AG.	1,121,675
54,442		Salzgitter AG.	1,731,596
90

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

143,372		Sirius Real Estate Ltd	$201,325
1,070		Sixt AG. (Preference)	88,274
31,443		Stabilus S.A.	2,455,105
4,600		STRATEC Biomedical AG.	651,370
22,658		TAG Tegernsee Immobilien und Beteiligungs AG.	700,723
350,724	*	ThyssenKrupp AG.	4,688,792
39,472		Wacker Chemie AG.	5,953,150
4,473		Wuestenrot & Wuerttembergische AG.	97,336
		TOTAL GERMANY	35,679,456

GREECE - 0.3%
306,144	*	Public Power Corp	3,484,306
		TOTAL GREECE	3,484,306

GUERNSEY, C.I. - 0.0%
411,391		BMO Commercial Property Trust Ltd	452,893
		TOTAL GUERNSEY, C.I.	452,893

HONG KONG - 1.4%
9,556,000	*	Beijing Energy International Holding Co Ltd	306,324
760,000	e	China Grand Pharmaceutical and Healthcare Holdings Ltd	637,920
3,266,000		China High Speed Transmission Equipment Group Co Ltd	2,364,430
17,820,000	e	CMBC Capital Holdings Ltd	242,250
1,370,000		Concord New Energy Group Ltd	98,668
210,400		Dah Sing Banking Group Ltd	230,629
4,873,000		Digital China Holdings Ltd	3,643,680
838,000		Hang Lung Group Ltd	2,198,323
2,191,400		Hutchison Port Holdings Trust	546,717
523,500		Johnson Electric Holdings Ltd	1,391,189
1,903,734		K Wah International Holdings Ltd	947,350
1,162,800		Man Wah Holdings Ltd	2,434,365
1,952,000	*	Skyworth Digital Holdings Ltd	637,809
142,000		Sun Hung Kai & Co Ltd	73,123
635,200		Television Broadcasts Ltd	695,079
964,000		United Laboratories Ltd	789,561
		TOTAL HONG KONG	17,237,417

INDIA - 2.6%
15,137		Aarti Drugs Ltd	144,933
25,856	*	Adani Gas Ltd	400,776
5,650		Amara Raja Batteries Ltd	61,723
74,501	*	Apollo Tyres Ltd	217,004
1,699		Astral Polytechnik Ltd	36,139
2,137		Bata India Ltd	39,457
19,325		Birlasoft Ltd	63,926
122,784		Castrol India Ltd	208,163
637,996		Central Depository Services India Ltd	6,936,175
30,098		Cholamandalam Investment and Finance Co Ltd	231,611
619		Coforge Ltd	23,925
119,000		Crompton Greaves Consumer Electricals Ltd	616,985
13,261	*	Deepak Nitrite Ltd	333,379
22,844	*	Dhani Services Ltd	54,315
23,083		Emami Ltd	152,982
108,364		Escorts Ltd	1,632,790
91

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

471,053	*	Federal Bank Ltd	$507,957
25,960		Glenmark Pharmaceuticals Ltd	201,864
29,751	*	Godrej Properties Ltd	548,368
12,280		Gujarat Gas Ltd	87,834
13,344		Gujarat State Petronet Ltd	48,526
1,110,842	*	IDFC Bank Ltd	817,654
31,634		India Cements Ltd	69,571
195,570	*	Indiabulls Housing Finance Ltd	476,349
9,794	*,g	IndiaMart InterMesh Ltd	1,049,240
1,058,000	*	Jindal Steel & Power Ltd	6,283,257
190,162		JSW Energy Ltd	280,701
40,179		Kaveri Seed Co Ltd	327,185
171,325	*	L&T Finance Holdings Ltd	200,675
249,814	g	Laurus Labs Ltd	1,524,345
34,471		LIC Housing Finance Ltd	188,238
1,480		Mahanagar Gas Ltd	22,446
55,528		Manappuram General Finance & Leasing Ltd	111,403
6,175	*	Max Financial Services Ltd	74,576
63,624		MindTree Ltd	1,806,552
29,001		Mphasis Ltd	690,173
17,559		Multi Commodity Exchange of India Ltd	349,575
161,488	*,g	RBL Bank Ltd	403,380
1,317		SRF Ltd	114,142
12,390		Strides Arcolab Ltd	144,371
26,741	*	Sun Pharma Advanced Research Company Ltd	63,034
31,647		Tanla Platforms Ltd	377,577
46,702		Tata Elxsi Ltd	2,191,181
232,367		Tata Power Co Ltd	309,097
67,337		Torrent Power Ltd	359,704
10,108,245	*	Vodafone Idea Ltd	1,135,396
12,769	*	Wockhardt Ltd	88,570
		TOTAL INDIA	32,007,224

INDONESIA - 1.3%
13,400,300	*	Bank Tabungan Negara Persero Tbk PT	1,470,833
80,695,000	*	Erajaya Swasembada Tbk PT	3,404,123
11,411,400		Golden Agri-Resources Ltd	2,140,387
3,102,100	*	Indosat Tbk PT	1,409,779
1,392,800		Industri Jamu Dan Farmasi Sido Muncul Tbk PT	76,655
24,321,100		Japfa Comfeed Indonesia Tbk PT	3,546,170
25,668,200	*	Lippo Karawaci Tbk PT	379,709
1,274,800		PT Selamat Sempurna Tbk	116,054
13,521,000		PT Tambang Batubara Bukit Asam Tbk	2,212,571
42,643,000		Puradelta Lestari Tbk PT	713,214
8,760,500	*	Surya Citra Media Tbk PT	953,643
1,598,500		XL Axiata Tbk PT	230,577
		TOTAL INDONESIA	16,653,715

IRELAND - 0.1%
349,441		Irish Residential Properties REIT plc	683,108
		TOTAL IRELAND	683,108
92

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

ISRAEL - 2.0%
23,613		Amot Investments Ltd	$153,965
41,000		Ashtrom Group Ltd	882,834
143,426		Bayside Land Corp	1,314,218
14,000		Elco Holdings Ltd	739,566
2,000		Electra Israel Ltd	1,107,852
18,383	*	Fattal Holdings 1998 Ltd	1,905,384
23,397	*	Fiverr International Ltd	4,868,214
107,000		Gazit Globe Ltd	697,075
10,756		Ituran Location and Control Ltd	235,019
62,470	*	Kornit Digital Ltd	6,107,067
126,241		Maytronics Ltd	2,570,576
34,231	*	Nova Measuring Instruments Ltd	3,284,573
20,444		Shapir Engineering and Industry Ltd	146,353
49,775		Strauss Group Ltd	1,454,115
		TOTAL ISRAEL	25,466,811

ITALY - 2.5%
120,000		ACEA S.p.A.	2,724,477
259,046		Azimut Holding S.p.A.	6,197,796
185,840		Buzzi Unicem S.p.A.	4,958,561
45,262	*	Credito Emiliano S.p.A.	279,413
14,084		Danieli & Co S.p.A.	345,581
141,614		De’Longhi S.p.A.	6,189,945
52,064	*,g	GVS S.p.A	907,273
686,706		Hera S.p.A.	2,763,339
765,000		Piaggio & C S.p.A.	2,962,607
21,000	*	Sesa S.p.A	2,912,821
22,557	*	Tinexta S.p.A	677,136
		TOTAL ITALY	30,918,949

JAPAN - 17.0%
26,000		Aeon Delight Co Ltd	793,299
1,874,900	h	Aiful Corp	5,394,131
362,500		Alps Electric Co Ltd	4,392,313
34,000		Altech Corp	624,045
17,400		Arata Corp	707,662
160,300		ASKUL Corp	5,863,932
13,200		BayCurrent Consulting, Inc	3,599,531
104,300		Bunka Shutter Co Ltd	913,058
72,500	h	Central Glass Co Ltd	1,494,768
44,000		Computer Engineering & Consulting Ltd	544,848
14,129		Daiichi Jitsugyo Co Ltd	544,831
90,000		Daio Paper Corp	1,476,001
223,800		DCM Holdings Co Ltd	2,231,843
190,900	*,h	Dena Co Ltd	3,905,684
151,900		Dowa Holdings Co Ltd	6,348,495
100,100		Foster Electric Co Ltd	1,070,361
1,161,400	*	Fujikura Ltd	5,986,780
162,600		Futaba Corp/Chiba	1,281,414
25,000		Fuyo General Lease Co Ltd	1,665,661
50,800		Gakken Co Ltd	642,940
62,000		GMO internet, Inc	1,841,752
93

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

24,000		Godo Steel Ltd	$385,327
123,000		Goldcrest Co Ltd	1,785,727
106,800	*	GungHo Online Entertainment Inc	2,031,599
224,500	*,h	Gurunavi, Inc	1,290,119
44,300		Hanwa Co Ltd	1,316,372
51,900	*	Heroz, Inc	1,296,770
86,000		Hosiden Corp	815,984
99		Hosokawa Micron Corp	5,636
51,000		Inaba Denki Sangyo Co Ltd	1,192,685
28,300		Inabata & Co Ltd	426,428
44,200	*	Iseki & Co Ltd	628,869
60,000		Itochu Enex Co Ltd	572,367
33,000	*	Jafco Co Ltd	2,375,602
2,882,300	*	Japan Display, Inc	1,209,116
272,000	e	Japan Investment Adviser Co Ltd	4,008,455
80		JDC Corp	438
27,100		Joshin Denki Co Ltd	684,737
94,400		Joyful Honda Co Ltd	1,162,739
12,600	h	K&O Energy Group, Inc	164,812
56,000		Kaken Pharmaceutical Co Ltd	2,308,919
100,000		Kanto Denka Kogyo Co Ltd	788,119
6,600		Kato Sangyo Co Ltd	193,627
122,000		Kinden Corp	2,077,104
90,700		Kintetsu World Express, Inc	2,188,362
56,200	h	Kitz Corp	352,174
131,800		Kobe Steel Ltd	948,929
74,000		Kohnan Shoji Co Ltd	2,001,601
148,200		Komeri Co Ltd	3,804,496
119,500		Komori Corp	825,117
500,700		K’s Holdings Corp	6,830,691
41,800		Kumagai Gumi Co Ltd	1,164,128
80,000	e	LEC, Inc	836,851
423,565	e	Maeda Corp	3,619,231
18,000		Maruzen Showa Unyu Co Ltd	523,872
73,900	*	Maxell Holdings Ltd	871,016
13,200		Maxvalu Tokai Co Ltd	299,114
11,200		Ministop Co Ltd	146,028
168,900		Mitsubishi Materials Corp	3,794,578
913,400	*	Mitsubishi Motors Corp	2,474,735
15,000		Mitsubishi Research Institute, Inc	565,857
47,000		Mitsui-Soko Co Ltd	949,469
2,262		Mori Hills REIT Investment Corp	3,281,168
47,000		Musashino Bank Ltd	699,618
48,000		Nichiha Corp	1,395,488
48,000		Nihon Unisys Ltd	1,520,462
471,900		Nikon Corp	4,443,427
87,000		Nippo Corp	2,278,465
269,100		Nippon Electric Glass Co Ltd	6,809,139
77,000		Nippon Konpo Unyu Soko Co Ltd	1,615,059
16,000		Nippon Steel Trading Co Ltd	565,326
85,700		NOF Corp	4,528,964
110,000		Nojima Corp	2,744,236
44,100		NOK Corp	568,357
255,800		Nomura Co Ltd	1,860,762
94

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

854,500	*	NTN Corp	$2,427,702
1,850,000	h	Onward Kashiyama Co Ltd	5,089,222
26,000		Organo Corp	1,740,833
22,400	e	Pressance Corp	329,354
79,000		Prima Meat Packers Ltd	2,495,819
50,000		Proto Corp	532,010
521,400		Rengo Co Ltd	4,327,499
35,000		Riken Vitamin Co Ltd	435,719
16,600		Riso Kagaku Corp	200,780
24,200	*	Ryobi Ltd	350,395
3,800		Sakai Moving Service Co Ltd	173,275
170,500		Sankyo Co Ltd	4,408,579
316,100		Sanwa Shutter Corp	4,083,734
100,100	*,h	Sanyo Special Steel Co Ltd	1,515,886
104,700	h	Sato Corp	2,571,747
100,000		SBS Holdings, Inc	2,456,124
28,000		Seria Co Ltd	1,014,695
5,700	*	Serverworks Co Ltd	225,821
19,700		Shiga Bank Ltd	389,348
21,300		Shima Seiki Manufacturing Ltd	428,689
22,800	h	Shizuoka Gas Co Ltd	193,717
15,500	h	Showa Denko KK	469,334
30,000		Sinko Industries Ltd	617,647
759,000		Sky Perfect Jsat Corp	3,193,126
49,000		Starts Corp, Inc	1,200,158
27,100		Sumitomo Bakelite Co Ltd	1,097,375
60		Sumitomo Mitsui Construction Co Ltd	256
78,300		Sun Frontier Fudousan Co Ltd	683,476
1,361,000	e	Suruga Bank Ltd	4,877,457
35,000		Taikisha Ltd	943,689
301,000		Takara Leben Co Ltd	964,871
39,700		Takasago Thermal Engineering Co Ltd	598,321
69,000	*	Tamron Co Ltd	1,496,246
92,000		TechMatrix Corp	1,766,175
231,000		Toda Corp	1,649,179
163,000		Toho Pharmaceutical Co Ltd	2,757,677
63,000		Tokyo Tatemono Co Ltd	932,734
197,000		Tosei Corp	1,950,142
8,200		Trancom Co Ltd	636,500
24,100	*	Trans Cosmos, Inc/Japan	688,339
55,700		Uchida Yoko Co Ltd	2,383,126
48,500	h	Wacoal Holdings Corp	1,094,873
6,200		WDB Holdings Co Ltd	132,190
56,300		World Co Ltd	721,203
326,000		Yamaguchi Financial Group, Inc	1,928,233
36,000	e	Yokogawa Bridge Holdings Corp	678,571
		TOTAL JAPAN	211,403,466

KOREA, REPUBLIC OF - 5.7%
14,056		Boditech Med, Inc	308,992
5,815		Cuckoo Electronics Co Ltd	733,988
95

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

25,290		Daishin Securities Co Ltd PF	$370,050
99,522		Dongbu HiTek Co Ltd	4,914,811
29,172		Dongwon Development Co Ltd	168,330
132,473	*	Feelux Co Ltd	450,615
5,783		Global & Yuasa Battery Co Ltd	447,473
3,903		Hanssem Co Ltd	391,463
130,145		Hanwha Life Insurance Co Ltd	409,213
63,546		Hyosung Corp	5,664,843
21,368	*	Hyundai Electric & Energy System Co Ltd	420,681
273,548	*	Hyundai Rotem Co Ltd	4,944,346
55,887		Ilyang Pharmaceutical Co Ltd	1,913,678
192,092		JB Financial Group Co Ltd	1,260,280
15,203		Kginicis Co Ltd	272,788
1,932		Korea District Heating Corp	73,773
16,533		Korea Petrochemical Ind Co Ltd	4,649,824
37,623		LG Hausys Ltd	3,066,848
198,828		LG International Corp	5,490,344
125,285	*	Lock & Lock Co Ltd	1,723,470
200,413		LOTTE Reit Co Ltd	973,829
38,000		LS Industrial Systems Co Ltd	1,937,417
3,440		Meritz Fire & Marine Insurance Co Ltd	61,663
107,712		NICE Information Service Co Ltd	2,115,072
9,603	*	OCI Co Ltd	1,069,880
40,750		Osstem Implant Co Ltd	3,242,420
52,000		S&T Daewoo Co Ltd	2,853,383
176,069		Samsung Techwin Co Ltd	6,081,518
293,430		Seah Besteel Corp	6,867,293
39,234		SK Discovery Co Ltd	2,031,677
54,959	*	Soulbrain Holdings Co Ltd	2,064,616
198,334	*	Telcon RF Pharmaceutical Inc	879,652
91,298	*	TY Holdings Co Ltd	2,212,510
41,434		Ubiquoss Holdings, Inc	770,346
8,015	*	Webzen, Inc	248,897
		TOTAL KOREA, REPUBLIC OF	71,085,983

MALAYSIA - 1.4%
2,840,300		Bursa Malaysia BHD	5,844,476
1,123,900		Drb-Hicom BHD	522,289
347,900	*	Greatech Technology Bhd	508,609
5,389,500		Inari Amertron BHD	4,522,807
252,700		IOI Properties Group BHD	84,513
1,873,600	g	Lotte Chemical Titan Holding BHD	1,474,972
256,500		Malaysian Pacific Industries BHD	2,424,720
15,344,300	*	Sapurakencana Petroleum BHD	500,405
828,700	*	UEM Sunrise Bhd	85,874
368,300		UWC BHD	535,800
80,700		ViTrox Corp BHD	316,129
		TOTAL MALAYSIA	16,820,594

MALTA - 0.4%
70,760	*	Kambi Group plc	3,565,143
72,000		Kindred Group plc (ADR)	1,239,208
		TOTAL MALTA	4,804,351
96

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

MEXICO - 0.2%
60		Bolsa Mexicana de Valores S.A. de C.V.	$133
96,800		Grupo Cementos de Chihuahua SAB de C.V.	687,831
573,200		Grupo Comercial Chedraui S.a. DE C.V.	889,639
534,100	g	Macquarie Mexico Real Estate Management SA de CV	633,843
201,500		PLA Administradora Industrial S de RL de C.V.	306,671
20		Qualitas Controladora SAB de C.V.	109
20	*	Regional SAB de C.V.	102
		TOTAL MEXICO	2,518,328

NETHERLANDS - 1.7%
28,599		ASM International NV	8,676,278
1,273	*	Brack Capital Properties NV	118,832
83,903		Brunel International NV	1,121,299
159,427	g	Signify NV	9,053,712
343,661		TNT NV	1,795,088
		TOTAL NETHERLANDS	20,765,209

NEW ZEALAND - 0.0%
166,466		Argosy Property Ltd	176,686
		TOTAL NEW ZEALAND	176,686

NORWAY - 0.4%
282,000	*,g	Europris ASA	1,919,488
73,520	g	Fjordkraft Holding ASA	550,693
118,000	g	Sbanken ASA	1,466,227
23,264		Selvaag Bolig ASA	170,763
130,000		Sparebanken Nord-Norge	1,299,358
		TOTAL NORWAY	5,406,529

PAKISTAN - 0.1%
393,659		Engro Chemical Pakistan Ltd	758,950
558,679		Fauji Fertilizer Co Ltd	383,484
		TOTAL PAKISTAN	1,142,434

PERU - 0.4%
681,158		HudBay Minerals, Inc	5,087,280
		TOTAL PERU	5,087,280

PHILIPPINES - 0.0%
576,000		Vista Land & Lifescapes, Inc	42,044
		TOTAL PHILIPPINES	42,044

POLAND - 0.2%
35,000		Asseco Poland S.A.	649,387
10,396	*	Bank Handlowy w Warszawie S.A.	111,256
119,278	*	Enea S.A.	264,719
74,506		Warsaw Stock Exchange	916,376
		TOTAL POLAND	1,941,738

QATAR - 0.0%
48,455		Al Meera Consumer Goods Co	256,182
		TOTAL QATAR	256,182
97

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

RUSSIA - 0.1%
153,266		Sistema PJSFC	$1,365,600
		TOTAL RUSSIA	1,365,600

SAUDI ARABIA - 0.2%
140,380	*	Al Hammadi Co for Development and Investment	1,283,814
15,866		Eastern Province Cement Co	205,401
46,285	*	Saudi Ceramic Co	616,522
		TOTAL SAUDI ARABIA	2,105,737

SINGAPORE - 0.9%
86,048	g	BW LPG Ltd	636,593
5,902,000		Frasers Logistics & Industrial Trust	6,503,807
301,200		Japfa Ltd	206,844
313,100		Overseas Union Enterprise Ltd	345,388
202,400		Parkway Life Real Estate Investment Trust	634,235
2,217,300		Sheng Siong Group Ltd	2,578,978
		TOTAL SINGAPORE	10,905,845

SOUTH AFRICA - 0.9%
218,699		African Rainbow Minerals Ltd	4,082,366
1,498,405	*,e	Brait S.A.	275,019
172,712	*	DataTec Ltd	339,410
149,118		Imperial Holdings Ltd	486,864
277,471	*	Massmart Holdings Ltd	1,028,570
667,332		Royal Bafokeng Platinum Ltd	5,061,646
76,746	*	Super Group Ltd	148,967
16,251	*	Wilson Bayly Holmes-Ovcon Ltd	120,128
		TOTAL SOUTH AFRICA	11,542,970

SPAIN - 0.6%
51,146	g	ContourGlobal plc	141,460
5,132		Corp Financiera Alba	271,810
6,496,047	*,e	Distribuidora Internacional de Alimentacion S.A.	637,285
371,654		Faes Farma S.A. (Sigma)	1,548,681
86,064	*	Mediaset Espana Comunicacion SA	547,816
163,730	g	Prosegur Cash S.A.	147,473
44,000		Viscofan S.A.	3,006,924
232,700		Zardoya Otis S.A.	1,473,969
		TOTAL SPAIN	7,775,418

SWEDEN - 6.2%
173,864		AAK AB	3,981,633
221,000		Arjo AB	2,179,080
231,000		Betsson AB	2,098,870
101,000	e	Bilia AB	1,760,562
111,000	*	Clas Ohlson AB (B Shares)	1,184,734
357,000	*,e	Collector AB	1,319,032
227,881	*	Embracer Group AB	6,961,407
60,873		Fortnox AB	3,120,752
98

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

269,637		Getinge AB (B Shares)	$9,119,397
172,800	e	Hexpol AB	2,118,597
6,667		HMS Networks AB	288,344
5,928		Investment AB Oresund	106,514
116,000		Inwido AB	2,029,437
8,218	*	K-fast Holding AB	300,935
595,305	g	LeoVegas AB	3,560,306
4,650		Lifco AB	497,981
19,794		Lime Technologies AB	766,550
104,000		Lindab International AB	2,116,692
173,570		Mekonomen AB	2,977,050
56,292		MIPS AB	4,553,598
187,111		NCC AB (B Shares)	3,528,087
247,377	*,g	Nobina AB	2,186,639
30,000	e	Nolato AB (B Shares)	2,962,212
169,353		Nyfosa AB	2,037,333
44,992	*,g	Oncopeptides AB	697,193
162,691		Paradox Interactive AB	3,811,729
242,312		Samhallsbyggnadsbolaget i - D	862,788
42,644	g	Thule Group AB	1,934,236
256,607		Trelleborg AB (B Shares)	6,675,841
88,227	e	Wihlborgs Fastigheter AB	1,803,544
		TOTAL SWEDEN	77,541,073

SWITZERLAND - 4.0%
10,978		Bachem Holding AG.	5,573,264
1,767		Belimo Holding AG.	705,167
1,342		Bucher Industries AG.	704,305
58,000		Cembra Money Bank AG.	6,306,773
6,678		Coltene Holding AG.	945,170
2,000		Emmi AG.	2,076,102
98,000	g	Galenica AG.	6,632,297
1,000		Gurit Holding AG.	2,600,602
213		LEM Holding S.A.	398,828
33,000		PSP Swiss Property AG.	4,072,077
9,000		Sulzer AG.	1,025,330
14,295		Tecan Group AG.	6,965,746
28,765	g	VAT Group AG.	8,214,251
24,220		Vetropack Holding AG.	1,465,575
11,966		Vontobel Holding AG.	900,586
11,738		VZ Holding AG.	1,010,246
		TOTAL SWITZERLAND	49,596,319

TAIWAN - 5.8%
342,000		Benq Corp	443,678
1,491,000		Cheng Loong Corp	2,381,496
139,000		Cheng Uei Precision Industry Co Ltd	229,460
364,000		Chicony Power Technology Co Ltd	964,453
641,000		China Bills Finance Corp	379,775
370,000		ChipMOS Technologies, Inc	625,612
235,000		Chong Hong Construction Co	697,024
115,000		Clevo Co	133,664
89,000		eMemory Technology, Inc	3,244,953
99

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

3,381,000		Evergreen International Storage & Transport Corp	$2,960,828
575,000		Ginko International Co Ltd	3,638,684
258,000		Global Unichip Corp	3,675,885
506		Hannstar Board Corp	896
918,000		Kindom Construction Co	1,427,224
1,343,000		King’s Town Bank	2,075,071
686,000		KMC Kuei Meng International In	5,636,875
1,151,000		Marketech International Corp	4,851,193
600		Mercuries & Associates Holding Ltd	504
3,942,000	*	Mercuries Life Insurance Co Lt	1,450,511
325,000		Merida Industry Co Ltd	3,866,178
268,000		Nantex Industry Co Ltd	1,312,271
42,000		Paiho Shih Holdings Corp	73,075
290,000		Prince Housing & Development Corp	130,637
1,221,000		Radiant Opto-Electronics Corp	5,594,693
786,000	*	Ritek Corp	350,325
1,046,000	*	Roo Hsing Co Ltd	415,907
331,000	*	Shining Building Business Co Ltd	181,302
516,000		Simplo Technology Co Ltd	6,870,895
355,000		Systex Corp	1,162,621
534,000		Taiwan Hon Chuan Enterprise Co Ltd	1,500,841
297,000		Taiwan Secom Co Ltd	1,013,723
35,000	*	Tanvex BioPharma, Inc	83,575
275,000		Topco Scientific Co Ltd	1,339,638
1,281,000	*	TPK Holding Co Ltd	2,488,180
1,177,000		Tripod Technology Corp	5,845,658
827,000		Union Bank Of Taiwan	354,992
1,414,944		USI Corp	2,089,093
64,700		Voltronic Power Technology Corp	2,940,629
		TOTAL TAIWAN	72,432,019

THAILAND - 0.0%
678,500		SC Asset Corp PCL	67,943
		TOTAL THAILAND	67,943

TURKEY - 1.3%
1,886,938		Anadolu Efes Biracilik Ve Malt Sanayii AS	5,315,222
112,000		Coca-Cola Icecek AS	1,064,452
88,926	*	Izmir Demir Celik Sanayi AS	23,846
155,000	*	Migros Ticaret AS	680,139
3,187,276	*	Sok Marketler Ticaret AS.	4,658,582
663,736		Tofas Turk Otomobil Fabrik	2,392,376
76,812		Turk Traktor ve Ziraat Makineleri AS	1,940,352
		TOTAL TURKEY	16,074,969

UNITED ARAB EMIRATES - 0.0%
1,377,022	*	DAMAC Properties Dubai Co PJSC	448,591
		TOTAL UNITED ARAB EMIRATES	448,591

UNITED KINGDOM - 12.1%
772,228		888 Holdings plc	4,549,626
234,272		Alliance Pharma plc	310,600
3,361,000		Assura Group Ltd	3,460,003
1,273,528	*	Avacta Group plc	4,678,422
100

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

3,765		Avon Rubber plc	$172,524
237,752		Big Yellow Group plc	3,934,023
278,000		Brewin Dolphin Holdings plc	1,306,158
201,926		Cairn Energy plc	473,530
5,384,191		Centrica plc	4,214,408
251,987		Civitas Social Housing plc	397,276
127,118		Clipper Logistics plc	1,207,827
238,312	g	CMC Markets plc	1,606,109
56,000		Computacenter plc	2,071,308
25,477		Dechra Pharmaceuticals plc	1,419,363
93,346		Diploma plc	3,695,491
54,568	*	Draper Esprit plc	635,294
233,278		Drax Group plc	1,316,380
15,972		EMIS Group plc	270,433
639,000	*	Empiric Student Property plc	776,592
36,461	*	Ergomed plc	720,069
308,000	*	Frasers Group plc	2,191,195
70,912	*,g	Funding Circle Holdings plc	150,407
39,000		Games Workshop Group plc	5,843,689
58,861		GB Group plc	730,390
469,678		GCP Student Living plc	1,064,188
21,000		Genus plc	1,474,867
396,804		Grainger plc	1,566,468
612,000	*	Halfords Group plc	3,186,413
120,537		HomeServe plc	1,821,627
588,000		Howden Joinery Group plc	6,568,837
278,421		Hunting plc	945,902
496,698		IG Group Holdings plc	6,283,699
2,956,272	*	IP Group plc	5,240,645
168,148		Kainos Group plc	3,548,333
51,805		Keller Group plc	591,679
178,345		Lancashire Holdings Ltd	1,748,470
8,251		Marshalls plc	82,845
796,519		Micro Focus International plc	5,681,436
836,774	*	Mitie Group	717,644
336,000		Ninety One plc	1,134,096
61,841		Numis Corp plc	325,395
498,000		OSB Group plc	3,297,363
310,249		Pennon Group plc	4,431,572
17,419		Pets at Home Group plc	106,893
419,273		Picton Property Income Ltd	526,344
30,641	*	Playtech Ltd	196,857
47,120		PZ Cussons plc	171,771
982,114		QinetiQ plc	4,501,711
75,478		Rathbone Brothers	1,764,646
909,483		Rightmove plc	7,709,885
1,341,962		Rotork plc	6,378,344
957,834	*	Royal Mail plc	6,562,290
402,000		Safestore Holdings plc	4,727,374
619,652		Serco Group plc	1,199,612
676,990		Spirent Communications plc	2,396,556
48,954	*	Team17 Group plc	523,961
2,925,991		Tritax Big Box REIT plc	7,688,989
492,350		Unite Group plc	7,921,531
101

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

SHARES		COMPANY			VALUE

527,556		Warehouse REIT plc			$979,213
65,225	*	Weir Group plc			1,726,273
		TOTAL UNITED KINGDOM			150,924,846

UNITED STATES - 3.6%
1,129,012	g	Avast plc			7,448,445
1,832	*	Beyondspring Inc			19,767
257,882	*	Carnival plc			6,028,402
131,440	*	Charlottes Web Holdings, Inc			529,332
84,705		iShares Core MSCI Emerging Markets ETF			5,545,636
48,314		iShares MSCI Canada Index Fund			1,720,462
238,914		iShares MSCI EAFE Small-Cap ETF			17,813,428
62,000		Parade Technologies Ltd			3,040,046
30,838	*	Taro Pharmaceutical Industries Ltd			2,282,629
		TOTAL UNITED STATES			44,428,147

		TOTAL COMMON STOCKS			1,239,706,483
		(Cost $1,002,702,942)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.9%

GOVERNMENT AGENCY DEBT - 0.1%
$879,000		Federal Agricultural Mortgage Corp (FAMC)	0.010%	05/03/21	879,000
		TOTAL GOVERNMENT AGENCY DEBT			879,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.8%
10,256,092	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.020		10,256,092
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			10,256,092

		TOTAL SHORT-TERM INVESTMENTS			11,135,092
		(Cost $11,135,092)
		TOTAL INVESTMENTS - 100.3%			1,250,841,575
		(Cost $1,013,838,034)
		OTHER ASSETS & LIABILITIES, NET - (0.3)%			(3,409,886)
		NET ASSETS - 100.0%			$1,247,431,689

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $28,669,686.
102

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/21, the aggregate value of these securities is $59,945,935 or 4.8% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
103

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

TIAA-CREF FUNDS

QUANT INTERNATIONAL SMALL-CAP EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2021

		% OF
SECTOR	VALUE	NET ASSETS

INDUSTRIALS	$253,137,215	20.3%
CONSUMER DISCRETIONARY	157,461,627	12.6
FINANCIALS	147,012,388	11.8
INFORMATION TECHNOLOGY	146,141,655	11.7
MATERIALS	142,155,531	11.4
REAL ESTATE	118,608,607	9.5
HEALTH CARE	95,973,409	7.7
CONSUMER STAPLES	60,625,373	4.9
COMMUNICATION SERVICES	55,431,456	4.4
UTILITIES	34,657,594	2.8
ENERGY	28,501,628	2.3
SHORT-TERM INVESTMENTS	11,135,092	0.9
OTHER ASSETS & LIABILITIES, NET	(3,409,886)	(0.3)

NET ASSETS	$1,247,431,689	100.0%
104

TIAA-CREF FUNDS – Social Choice International Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.7%

AUSTRALIA - 6.7%
8,425		Ampol Ltd	$166,072
74,309		APA Group	574,137
10,912		Aurizon Holdings Ltd	31,394
205,677		AusNet Services	301,055
228,590		Australia & New Zealand Banking Group Ltd	5,043,673
8,834		Australian Stock Exchange Ltd	496,372
69,761		BlueScope Steel Ltd	1,153,265
40,091		Brambles Ltd	321,166
4,415		Cochlear Ltd	755,759
24,361		Coles Group Ltd	305,917
113,549		Commonwealth Bank of Australia	7,773,176
33,257		Computershare Ltd	361,593
29,016		CSL Ltd	6,061,280
39,866		Dexus Property Group	312,939
123,256		Evolution Mining Ltd	436,425
207,191		Fortescue Metals Group Ltd	3,584,676
114,345		Goodman Group	1,667,443
84,960		GPT Group	302,396
71,463		Insurance Australia Group Ltd	269,258
35,032		Lend Lease Corp Ltd	342,323
32,534		Macquarie Group Ltd	4,010,221
190,339		Mirvac Group	394,385
120,833		Newcrest Mining Ltd	2,469,590
2,654		Orica Ltd	27,631
461,549		Origin Energy Ltd	1,475,840
83,107		QBE Insurance Group Ltd	628,669
24,861		Ramsay Health Care Ltd	1,288,776
61,244	*	Seek Ltd	1,459,576
192,404		Stockland Trust Group	693,361
53,700	*	Sydney Airport	255,377
306,717		Transurban Group	3,344,525
186,464		Vicinity Centres	227,870
277,731		Westpac Banking Corp	5,352,063
37,212		Wisetech Global Ltd	895,647
14,714		Woodside Petroleum Ltd	256,622
		TOTAL AUSTRALIA	53,040,472

AUSTRIA - 0.6%
31,796		Erste Bank der Oesterreichischen Sparkassen AG.	1,130,101
40,945		OMV AG.	2,012,793
29,644		Voestalpine AG.	1,286,084
		TOTAL AUSTRIA	4,428,978

BELGIUM - 0.9%
26,372		KBC Groep NV	2,046,165
105

TIAA-CREF FUNDS – Social Choice International Equity Fund

SHARES		COMPANY	VALUE

3,149		Solvay S.A.	$400,435
19,737		UCB S.A.	1,827,607
44,277		Umicore S.A.	2,690,385
		TOTAL BELGIUM	6,964,592

CHILE - 0.4%
107,359		Antofagasta plc	2,765,582
		TOTAL CHILE	2,765,582

CHINA - 0.4%
809,517		BOC Hong Kong Holdings Ltd	2,846,462
		TOTAL CHINA	2,846,462

DENMARK - 2.3%
3,923	*	Chr Hansen Holding A/S	360,160
7,347		Coloplast AS	1,216,954
2,016	*	Genmab AS	739,796
14,973		GN Store Nord	1,350,373
15,526		H Lundbeck AS	478,092
106,220		Novo Nordisk AS	7,835,578
2,296		Novozymes AS	162,838
21,837	g	Orsted AS	3,174,332
4,056		Pandora AS	459,337
1,728		Tryg A.S.	39,514
57,240		Vestas Wind Systems A.S.	2,389,396
		TOTAL DENMARK	18,206,370

FINLAND - 0.9%
3,543		Elisa Oyj (Series A)	200,843
26,369		Kesko Oyj (B Shares)	802,919
55,319		Neste Oil Oyj	3,345,181
12,657		Orion Oyj (Class B)	560,438
28,559		Stora Enso Oyj (R Shares)	546,404
24,422		UPM-Kymmene Oyj	955,074
50,005		Wartsila Oyj (B Shares)	645,311
		TOTAL FINLAND	7,056,170

FRANCE - 10.3%
18,445		Accor S.A.	742,710
18,929		Air Liquide	3,187,687
14,375	g	Amundi S.A.	1,281,079
16,314		Atos Origin S.A.	1,110,977
169,653		AXA S.A.	4,791,853
86,976		BNP Paribas S.A.	5,576,701
15,655		Bouygues S.A.	670,902
19,658		Cap Gemini S.A.	3,602,266
64,656		Carrefour S.A.	1,252,192
47,724		CNP Assurances	834,728
47,834		Danone	3,376,577
9,164		Eiffage S.A.	1,003,802
26,330		Essilor International S.A.	4,382,359
10,754		Eurazeo	896,016
14,148		Fonciere Des Regions	1,262,158
3,308		Gecina S.A.	484,217
106

TIAA-CREF FUNDS – Social Choice International Equity Fund

SHARES		COMPANY	VALUE

37,510		Getlink S.E.	$596,686
4,996		Kering	4,003,352
53,077		Klepierre	1,408,723
15,519		Legrand S.A.	1,510,617
17,142		L’Oreal S.A.	7,019,134
23,337		Michelin (C.G.D.E.) (Class B)	3,376,878
263,229		Natixis	1,285,347
136,990		Orange S. A.	1,705,966
38,925		Schneider Electric S.A.	6,210,707
2,332		SEB S.A.	424,692
120,255		Societe Generale	3,420,915
2,559		Teleperformance	988,143
167,364		Total S.A.	7,397,113
6,609		Unibail-Rodamco-Westfield	544,993
26,446		Unibail-Rodamco-Westfield	2,177,871
62,516		Valeo S.A.	2,025,891
60,583	*	Vivendi Universal S.A.	2,111,954
5,026		Wendel	669,017
		TOTAL FRANCE	81,334,223

GERMANY - 8.7%
10,008		Adidas-Salomon AG.	3,091,079
27,773		Allianz AG.	7,210,338
60,432		BASF SE	4,870,291
39,876		Bayerische Motoren Werke AG.	3,995,981
11,496		Beiersdorf AG.	1,297,559
9,703		Brenntag AG.	871,084
8,918		Deutsche Boerse AG.	1,536,797
84,545		Deutsche Post AG.	4,979,460
28,770		Deutsche Wohnen AG.	1,556,418
22,418		HeidelbergCement AG.	2,054,235
27,629	*	HelloFresh SE	2,291,970
26,826		Henkel KGaA	2,665,229
22,517		Henkel KGaA (Preference)	2,586,519
6,480	*	Hochtief AG.	607,636
3,912		LEG Immobilien AG.	544,297
18,879		Merck KGaA	3,316,745
11,781		MTU Aero Engines Holding AG.	2,973,021
8,998		Muenchener Rueckver AG.	2,599,828
5,666		Puma AG. Rudolf Dassler Sport	597,322
64,282		SAP AG.	9,000,807
48,907		Siemens AG.	8,159,393
253,860		Telefonica Deutschland Holding AG.	737,761
12,853	*,g	Zalando SE	1,336,694
		TOTAL GERMANY	68,880,464

HONG KONG - 3.0%
85,300		ASM Pacific Technology	1,288,322
304,000		CLP Holdings Ltd	3,000,697
150,281		Hang Seng Bank Ltd	2,942,062
1,855,039		Hong Kong & China Gas Ltd	2,975,570
92,538		Hong Kong Exchanges and Clearing Ltd	5,581,062
336,230		Link REIT	3,171,677
429,731		MTR Corp	2,393,359
138,468		Swire Pacific Ltd (Class A)	1,115,529
325,200		Swire Properties Ltd	970,446
		TOTAL HONG KONG	23,438,724
107

TIAA-CREF FUNDS – Social Choice International Equity Fund

SHARES		COMPANY	VALUE

IRELAND - 0.9%
83,553		CRH plc	$3,942,382
21,501		Kerry Group plc (Class A)	2,786,996
		TOTAL IRELAND	6,729,378

ISRAEL - 0.3%
309,140	*	Bank Hapoalim Ltd	2,456,925
		TOTAL ISRAEL	2,456,925

ITALY - 2.3%
17,376		Amplifon S.p.A.	733,358
131,793		Assicurazioni Generali S.p.A.	2,638,025
601,898		Enel S.p.A.	5,976,442
300,858		ENI S.p.A.	3,583,487
1,574,888		Intesa Sanpaolo S.p.A.	4,390,650
		TOTAL ITALY	17,321,962

JAPAN - 23.7%
52,900		Aeon Co Ltd	1,443,583
60,200		Ajinomoto Co, Inc	1,203,907
37,037		Alfresa Holdings Corp	663,913
22,714	*	All Nippon Airways Co Ltd	521,476
135,600		Asahi Kasei Corp	1,428,476
164,600		Astellas Pharma, Inc	2,477,405
20,800		Capcom Co Ltd	674,815
2,900	*	Casio Computer Co Ltd	51,348
18,781		Central Japan Railway Co	2,751,637
85,865		Chugai Pharmaceutical Co Ltd	3,222,934
8,427		Dai Nippon Printing Co Ltd	166,983
6,800		Daifuku Co Ltd	672,128
157,600		Daiichi Sankyo Co Ltd	4,025,169
16,475		Daikin Industries Ltd	3,323,249
52,149		Daiwa House Industry Co Ltd	1,546,335
54,059		Denso Corp	3,495,076
34,332		East Japan Railway Co	2,351,317
36,648		Eisai Co Ltd	2,390,252
1,900		Fast Retailing Co Ltd	1,558,820
24,372		Fujitsu Ltd	3,871,687
10,616		Hankyu Hanshin Holdings, Inc	334,819
61,711		Hino Motors Ltd	517,947
23,400	*	Hitachi Construction Machinery Co Ltd	719,333
24,563	*	Hitachi Metals Ltd	476,228
70,141		Hulic Co Ltd	800,207
27,000		Ibiden Co Ltd	1,274,495
178,250		Inpex Holdings, Inc	1,212,992
30		Japan Retail Fund Investment Corp	29,564
50,600		Kajima Corp	699,948
2,900		Kansai Paint Co Ltd	73,019
30,100		Kao Corp	1,935,235
148,996		KDDI Corp	4,504,065
1,500		Keio Corp	97,647
13,346		Keyence Corp	6,406,783
24,200		Kikkoman Corp	1,487,190
3,165	*	Kintetsu Corp	113,543
108

TIAA-CREF FUNDS – Social Choice International Equity Fund

SHARES		COMPANY	VALUE

3,200		Kobayashi Pharmaceutical Co Ltd	$285,799
25,600		Kobe Bussan Co Ltd	683,884
69,200		Komatsu Ltd	2,034,800
4,700		Kose Corp	707,517
109,572		Kubota Corp	2,577,765
5,300		Kuraray Co Ltd	57,612
40,100		Kyowa Hakko Kogyo Co Ltd	1,220,568
2,400		Kyushu Railway Co	53,878
3,200		Lawson, Inc	143,811
12,000		Lion Corp	225,158
1,600		Marui Co Ltd	30,071
15,100		MEIJI Holdings Co Ltd	937,008
114,879		Mitsubishi Chemical Holdings Corp	855,215
144,779		Mitsubishi Corp	4,003,241
63,526		Mitsubishi Estate Co Ltd	1,045,567
89,800		Mitsubishi UFJ Lease & Finance Co Ltd	516,091
3,900		Mitsui Chemicals, Inc	122,772
126,000		Mitsui Fudosan Co Ltd	2,739,151
4,500		Miura Co Ltd	236,068
17,600		MS&AD Insurance Group Holdings Inc	499,323
49,600		Murata Manufacturing Co Ltd	3,943,566
4,500		Nabtesco Corp	202,498
37,601		NEC Corp	2,185,959
5,600		NGK Insulators Ltd	102,348
12,200		NGK Spark Plug Co Ltd	203,737
8,104		Nintendo Co Ltd	4,648,882
4,000		Nippon Express Co Ltd	306,135
172,000		Nippon Paint Co Ltd	2,456,819
169,554		Nippon Steel Corp	2,962,951
147,100		Nippon Telegraph & Telephone Corp	3,708,814
41,700		Nippon Yusen Kabushiki Kaisha	1,638,951
5,313		Nissin Food Products Co Ltd	376,484
1,562		Nitori Co Ltd	279,763
17,700		Nitto Denko Corp	1,464,750
21,100		Nomura Real Estate Holdings, Inc	520,168
166		Nomura Real Estate Master Fund, Inc	262,289
64,800		Nomura Research Institute Ltd	1,988,651
12,285		Obayashi Corp	112,401
2,121		Odakyu Electric Railway Co Ltd	57,445
12,600		Omron Corp	954,147
71,200		Ono Pharmaceutical Co Ltd	1,793,446
13,082		Oriental Land Co Ltd	1,854,515
92,900		Osaka Gas Co Ltd	1,798,170
8,000		Otsuka Corp	402,429
272,606		Panasonic Corp	3,200,940
198,370	*	Rakuten, Inc	2,521,712
70,429		Recruit Holdings Co Ltd	3,175,466
288,800		Resona Holdings, Inc	1,188,885
52,100		Santen Pharmaceutical Co Ltd	667,280
11,001		Secom Co Ltd	916,761
6,224		Sekisui Chemical Co Ltd	108,518
17,563		Sekisui House Ltd	355,697
74,200		SG Holdings Co Ltd	1,685,018
56,808	e	Sharp Corp	958,657
14,000		Shimadzu Corp	490,601
13,068		Shimizu Corp	107,080
109

TIAA-CREF FUNDS – Social Choice International Equity Fund

SHARES		COMPANY	VALUE

25,400		Shin-Etsu Chemical Co Ltd	$4,287,572
28,100		Shionogi & Co Ltd	1,481,410
31,200		Shiseido Co Ltd	2,270,463
258,900		Softbank Corp	3,337,316
400		Sohgo Security Services Co Ltd	17,537
25,600		Sompo Holdings, Inc	951,427
79,415		Sony Corp	7,939,824
36,214		Stanley Electric Co Ltd	1,036,676
6,700		Sumisho Computer Systems Corp	388,813
253,100		Sumitomo Chemical Co Ltd	1,291,872
48,708		Sumitomo Dainippon Pharma Co Ltd	845,633
63,071		Sumitomo Metal Mining Co Ltd	2,670,321
79,200		Sumitomo Mitsui Trust Holdings, Inc	2,699,342
33,900		Suntory Beverage & Food Ltd	1,144,305
14,500		Sysmex Corp	1,448,311
77,600		T&D Holdings, Inc	952,327
8,100		TDK Corp	1,098,464
2,900		Teijin Ltd	47,747
2,200		Toho Gas Co Ltd	122,611
30,126		Tokio Marine Holdings, Inc	1,444,749
11,700		Tokyo Century Corp	723,312
11,900		Tokyo Electron Ltd	5,404,833
38,100		Tokyo Gas Co Ltd	773,197
8,300		Tokyu Corp	106,744
29,700		Toray Industries, Inc	184,681
1,824		Toto Ltd	94,830
6,000		Toyo Suisan Kaisha Ltd	244,650
128,095	*	Toyota Motor Corp	9,584,602
54,700		Uni-Charm Corp	2,126,207
4,169		USS Co Ltd	75,650
10,100		Welcia Holdings Co Ltd	315,134
4,200		West Japan Railway Co	232,200
18,800		Yakult Honsha Co Ltd	915,120
13,800		Yamada Denki Co Ltd	68,700
2,470		Yamaha Corp	134,802
13,086		Yaskawa Electric Corp	603,197
15,598		Yokogawa Electric Corp	283,152
559,100		Z Holdings Corp	2,578,717
		TOTAL JAPAN	187,027,205

NETHERLANDS - 3.7%
468,928		Aegon NV	2,173,165
7,504		Akzo Nobel NV	900,997
23,181		ASML Holding NV	15,047,749
10,464		DSM NV	1,876,195
117,774		Koninklijke KPN NV	406,275
4,972	e	Koninklijke Vopak NV	227,659
40,340		NN Group NV	2,012,097
41,690		Prosus NV	4,524,682
6,780		Randstad Holdings NV	489,191
10,753		Wolters Kluwer NV	972,620
		TOTAL NETHERLANDS	28,630,630

NEW ZEALAND - 0.7%
41,348	*	Auckland International Airport Ltd	223,612
72,699		Fisher & Paykel Healthcare Corp	1,873,664
110

TIAA-CREF FUNDS – Social Choice International Equity Fund

SHARES		COMPANY	VALUE

178,448		Mercury NZ Ltd	$883,967
172,174		Meridian Energy Ltd	656,336
79,890		Ryman Healthcare Ltd	807,689
48,013		Telecom Corp of New Zealand Ltd	151,136
14,387	*	Xero Ltd	1,567,258
		TOTAL NEW ZEALAND	6,163,662

NORWAY - 1.2%
159,083		Equinor ASA	3,212,324
35,027		Mowi ASA	864,120
373,900		Norsk Hydro ASA	2,380,913
118,885		Orkla ASA	1,211,809
77,234		Telenor ASA	1,375,922
		TOTAL NORWAY	9,045,088

PORTUGAL - 0.3%
185,603		Energias de Portugal S.A.	1,031,358
130,229		Galp Energia SGPS S.A.	1,499,561
2,279		Jeronimo Martins SGPS S.A.	41,620
		TOTAL PORTUGAL	2,572,539

SAUDI ARABIA - 0.4%
20,633	*,g	Delivery Hero AG.	3,273,233
		TOTAL SAUDI ARABIA	3,273,233

SINGAPORE - 1.4%
604,508		CapitaLand Ltd	1,685,163
77,468		CapitaMall Trust	124,984
49,700		City Developments Ltd	293,999
173,191		DBS Group Holdings Ltd	3,881,392
135,800		Keppel Corp Ltd	551,716
357,395	*	Singapore Airlines Ltd	1,354,496
36,200		Singapore Exchange Ltd	283,580
367,500		Singapore Technologies Engineering Ltd	1,063,160
814,525		Singapore Telecommunications Ltd	1,528,167
74,300		UOL Group Ltd	428,724
		TOTAL SINGAPORE	11,195,381

SPAIN - 2.7%
49,025		Amadeus IT Holding S.A.	3,338,506
719,333		Banco Bilbao Vizcaya Argentaria S.A.	4,027,963
686,840	*	CaixaBank S.A.	2,197,176
323,123		Iberdrola S.A.	4,366,667
43,174	e	Industria De Diseno Textil S.A.	1,536,160
78,263		Naturgy Energy Group S.A.	2,010,544
10,991		Red Electrica Corp S.A.	201,773
254,367		Repsol YPF S.A.	3,036,197
		TOTAL SPAIN	20,714,986

SWEDEN - 4.0%
44,719		Assa Abloy AB	1,274,920
64,714		Atlas Copco AB (A Shares)	3,924,260
59,186		Atlas Copco AB (B Shares)	3,071,099
69,989		Boliden AB	2,722,398
10,733	e	Electrolux AB (Series B)	301,240
111

TIAA-CREF FUNDS – Social Choice International Equity Fund

SHARES		COMPANY	VALUE

66,096		Essity AB	$2,157,241
23,325		Hennes & Mauritz AB (B Shares)	573,967
9,086		Husqvarna AB (B Shares)	126,528
2,585		ICA Gruppen AB	119,150
51,332		Kinnevik AB	2,833,096
15,109		Lundin Petroleum AB	481,946
120,655		Sandvik AB	2,983,731
227,162		Skandinaviska Enskilda Banken AB (Class A)	2,910,659
19,911		Skanska AB (B Shares)	539,252
11,637		SKF AB (B Shares)	300,651
33,890		Svenska Cellulosa AB (B Shares)	593,460
126,071		Svenska Handelsbanken AB	1,459,936
33,046		Tele2 AB (B Shares)	426,832
72,073		TeliaSonera AB	298,658
158,056		Volvo AB (B Shares)	3,859,817
		TOTAL SWEDEN	30,958,841

SWITZERLAND - 9.1%
7,035		Adecco S.A.	476,829
52,806		Alcon, Inc	3,966,297
774		Barry Callebaut AG.	1,708,916
9,228		Clariant AG.	193,293
55,696		Coca-Cola HBC AG.	1,924,960
544		Givaudan S.A.	2,279,455
9,706		Kuehne & Nagel International AG.	2,902,044
7,076	*	Lonza Group AG.	4,498,313
152,464		Nestle S.A.	18,193,635
39,459		Roche Holding AG.	12,869,773
411		SGS S.A.	1,216,108
9,317		Sika AG.	2,782,639
10,196	*	Sonova Holdings AG	3,019,035
38,342		Swiss Re Ltd	3,559,714
2,365		Swisscom AG.	1,284,073
316,501		UBS Group AG	4,833,159
12,475		Zurich Insurance Group AG	5,117,974
		TOTAL SWITZERLAND	70,826,217

UNITED KINGDOM - 13.3%
177,155		3i Group plc	3,137,731
55,562		Ashtead Group plc	3,569,910
86,744	*	Associated British Foods plc	2,767,747
63,630		AstraZeneca plc	6,773,024
38,045	e	AstraZeneca plc (ADR)	2,019,048
590,083		Aviva plc	3,262,301
145,816		Barratt Developments plc	1,554,725
14,140		Berkeley Group Holdings plc	903,666
239,677		British Land Co plc	1,717,566
1,468,621	*	BT Group plc	3,349,840
27,810	*	Burberry Group plc	791,563
187,572		CNH Industrial NV	2,784,425
50,982		Coca-Cola European Partners plc (Class A)	2,896,797
186,680	*	Compass Group plc	4,061,087
23,245		Croda International plc	2,171,545
7,785		DCC plc	675,497
355,048		GlaxoSmithKline plc	6,561,196
327,326		Informa plc	2,544,341
112

TIAA-CREF FUNDS – Social Choice International Equity Fund

SHARES		COMPANY	VALUE

39,365	*	InterContinental Hotels Group plc	$2,797,396
22,639		Intertek Group plc	1,919,091
341,344		J Sainsbury plc	1,121,142
116,607	*	JD Sports Fashion plc	1,479,101
16,714		Johnson Matthey plc	750,030
190,476	*	Kingfisher plc	940,315
875,561		Legal & General Group plc	3,287,369
35,104		London Stock Exchange Group plc	3,586,514
84,431		Mondi plc	2,291,772
8,732		Next plc	941,014
96,469	*	Ocado Ltd	2,792,675
15,585		Persimmon plc	674,215
139,559		RELX plc (London)	3,620,922
28,103		Schroders plc	1,400,188
160,232		Scottish & Southern Energy plc	3,248,467
150,231		Segro plc	2,087,096
77,415		St. James’s Place plc	1,456,048
447,348		Standard Chartered plc	3,209,247
577,802		Standard Life Aberdeen plc	2,214,276
352,705		Taylor Wimpey plc	874,953
913,873		Tesco plc	2,789,656
1,855,703		Vodafone Group plc	3,502,080
58,769		Vodafone Group plc (ADR)	1,113,673
37,101	*	Whitbread plc	1,663,358
458,465		WM Morrison Supermarkets plc	1,101,087
133,929		WPP plc	1,805,646
		TOTAL UNITED KINGDOM	104,209,340

UNITED STATES - 0.5%
28,166		Ferguson plc	3,552,465
78,707		Tenaris S.A.	843,973
		TOTAL UNITED STATES	4,396,438

		TOTAL COMMON STOCKS	774,483,862
		(Cost $641,098,456)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.8%

GOVERNMENT AGENCY DEBT - 2.1%
$4,000,000		Federal Farm Credit Bank (FFCB)	0.010%	05/20/21	4,000,000
930,000		Federal Home Loan Bank (FHLB)	0.005	05/13/21	930,000
7,422,000		Federal Home Loan Bank (FHLB)	0.005	05/21/21	7,422,000
3,564,000		Tennessee Valley Authority (TVA)	0.005	05/05/21	3,564,000
		TOTAL GOVERNMENT AGENCY DEBT			15,916,000

REPURCHASE AGREEMENT - 0.2%
1,750,000	r	Fixed Income Clearing Corp (FICC)	0.005	05/03/21	1,750,000
		TOTAL REPURCHASE AGREEMENT			1,750,000

TREASURY DEBT - 0.5%
1,872,000		United States Treasury Bill	0.005	05/04/21	1,872,000
2,190,000		United States Treasury Bill	0.010	05/13/21	2,189,997
		TOTAL TREASURY DEBT			4,061,997
113

TIAA-CREF FUNDS – Social Choice International Equity Fund

SHARES		COMPANY	RATE	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.0%
64	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.020%	$64
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES		64

		TOTAL SHORT-TERM INVESTMENTS		21,728,061
		(Cost $21,728,011)
		TOTAL INVESTMENTS - 101.5%		796,211,923
		(Cost $662,826,467)
		OTHER ASSETS & LIABILITIES, NET - (1.5)%		(11,384,515)
		NET ASSETS - 100.0%		$784,827,408

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,315,913.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/21, the aggregate value of these securities is $9,065,338 or 1.2% of net assets.
r	Agreement with Fixed Income Clearing Corporation, 0.005% dated 4/30/21 to be repurchased at $1,750,000 on 5/3/21, collateralized by U.S. Treasury Notes valued at $1,785,006.

Futures contracts outstanding as of April 30, 2021 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
MSCI EAFE Index	175	06/18/21	$19,877,502	$19,751,375	$(126,127)
114

TIAA-CREF FUNDS – Social Choice International Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2021

		% OF
SECTOR	VALUE	NET ASSETS

FINANCIALS	$143,566,057	18.3%
INDUSTRIALS	109,812,185	14.0
CONSUMER DISCRETIONARY	89,997,251	11.5
HEALTH CARE	88,789,117	11.3
CONSUMER STAPLES	75,436,377	9.6
MATERIALS	68,215,876	8.7
INFORMATION TECHNOLOGY	64,906,706	8.3
COMMUNICATION SERVICES	43,455,352	5.5
UTILITIES	31,095,323	3.9
REAL ESTATE	30,457,859	3.9
ENERGY	28,751,759	3.7
SHORT-TERM INVESTMENTS	21,728,061	2.8
OTHER ASSETS & LIABILITIES, NET	(11,384,515)	(1.5)

NET ASSETS	$784,827,408	100.0%
115

TIAA-CREF FUNDS - Equity Index Fund

TIAA-CREF FUNDS

EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 1.9%
68,657	*	Adient plc	$3,181,565
90,168	*	American Axle & Manufacturing Holdings, Inc	836,759
206,850	*	Aptiv plc	29,763,647
188,661		BorgWarner, Inc	9,165,151
39,555		Cooper Tire & Rubber Co	2,254,240
12,531	*	Cooper-Standard Holding, Inc	363,900
113,579		Dana Inc	2,873,549
20,723	*	Dorman Products, Inc	2,055,307
2,992,790	*	Ford Motor Co	34,536,797
31,857	*	Fox Factory Holding Corp	4,881,448
961,855	*	General Motors Co	55,037,343
183,429		Gentex Corp	6,453,032
26,007	*	Gentherm, Inc	1,851,698
181,969	*	Goodyear Tire & Rubber Co	3,131,687
119,535		Harley-Davidson, Inc	5,781,908
18,753		LCI Industries, Inc	2,747,315
46,685		Lear Corp	8,582,570
29,014	*	Modine Manufacturing Co	472,348
12,250	*	Motorcar Parts of America, Inc	264,600
17,563		Patrick Industries, Inc	1,573,645
16,474		Standard Motor Products, Inc	705,581
20,436	*	Stoneridge, Inc	679,497
40,873	*	Tenneco, Inc	411,591
590,802	*	Tesla, Inc	419,138,571
42,314		Thor Industries, Inc	5,991,239
22,062	*	Visteon Corp	2,687,372
22,645		Winnebago Industries, Inc	1,810,468
71,767	*,e	Workhorse Group, Inc	889,193
13,289	*	XPEL, Inc	851,825
		TOTAL AUTOMOBILES & COMPONENTS	608,973,846

BANKS - 4.7%
322		1st Constitution Bancorp	6,176
18,376		1st Source Corp	874,514
3,172		ACNB Corp	87,230
15,176		Allegiance Bancshares, Inc	600,970
6,299		Altabancorp	262,983
479		Amalgamated Financial Corp	7,736
14,015	*	Amerant Bancorp Inc	265,584
4,767		American National Bankshares, Inc	162,221
48,289		Ameris Bancorp	2,611,952
3,679		Ames National Corp	93,005
6,991		Arrow Financial Corp	247,132
121,220		Associated Banc-Corp	2,653,506
16,582	*	Atlantic Capital Bancshares, Inc	443,568
66,462		Atlantic Union Bankshares Corp	2,570,086
116

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

46,076	*	Axos Financial, Inc	$2,080,331
42,478		Banc of California, Inc	760,356
15,213		Bancfirst Corp	1,057,456
81,168		BancorpSouth Bank	2,401,761
4,227	e	Bank First Corp	305,697
5,962,571		Bank of America Corp	241,663,003
9,389		Bank of Commerce Holdings	121,212
31,540	e	Bank of Hawaii Corp	2,866,671
6,797		Bank of Marin Bancorp	240,750
41,122		Bank of NT Butterfield & Son Ltd	1,612,805
162		Bank of Princeton	4,836
94,287		Bank OZK	3,864,824
107		Bank7 Corp	1,895
7,624		BankFinancial Corp	79,442
73,410		BankUnited	3,421,640
2,718		Bankwell Financial Group, Inc	73,413
27,864		Banner Corp	1,583,790
13,280		Bar Harbor Bankshares	380,605
21,297	*	Baycom Corp	385,263
5,794		BCB Bancorp, Inc	79,783
35,684		Berkshire Hills Bancorp, Inc	791,828
25,187		BOK Financial Corp	2,214,945
65,210		Boston Private Financial Holdings, Inc	959,891
865	*	Bridgewater Bancshares, Inc	14,627
61,942		Brookline Bancorp, Inc	997,266
22,316		Bryn Mawr Bank Corp	1,025,643
6,258		Business First Bancshares, Inc	148,753
34,233		Byline Bancorp, Inc	777,089
1,625		C&F Financial Corp	68,542
95,463		Cadence BanCorp	2,124,052
2,325		Cambridge Bancorp	203,554
11,481		Camden National Corp	547,873
197	*	Capital Bancorp, Inc	4,328
4,674		Capital City Bank Group, Inc	118,112
109,579		Capitol Federal Financial	1,416,309
21,751		Capstar Financial Holdings, Inc	417,402
16,499	*	Carter Bankshares, Inc	213,662
63,661		Cathay General Bancorp	2,576,997
11,400		CBTX, Inc	356,478
16,564		Central Pacific Financial Corp	446,400
5,936		Central Valley Community Bancorp	116,583
1,697		Century Bancorp, Inc	193,882
1,519		Chemung Financial Corp	64,557
73,729		CIT Group, Inc	3,929,018
1,602,899		Citigroup, Inc	114,190,525
5,365		Citizens & Northern Corp	132,515
322,991		Citizens Financial Group, Inc	14,948,023
13,730		City Holding Co	1,062,702
5,944		Civista Bancshares, Inc	137,485
8,140		CNB Financial Corp	207,244
318	*	Coastal Financial Corp	9,467
4,675		Codorus Valley Bancorp, Inc	86,020
254		Colony Bankcorp Inc	3,960
54,751		Columbia Banking System, Inc	2,383,311
38,006	*	Columbia Financial, Inc	694,370
106,844		Comerica, Inc	8,030,395
117

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

82,807		Commerce Bancshares, Inc	$6,443,213
41,516		Community Bank System, Inc	3,222,887
12,286		Community Bankers Trust Corp	102,957
2,291		Community Financial Corp	82,751
14,544		Community Trust Bancorp, Inc	648,081
40,655		ConnectOne Bancorp, Inc	1,103,783
33,310	*	CrossFirst Bankshares, Inc	490,989
43,840		Cullen/Frost Bankers, Inc	5,263,430
20,084	*	Customers Bancorp, Inc	693,300
100,642		CVB Financial Corp	2,134,617
29,954		Dime Community Bancshares, Inc	992,076
28,915		Eagle Bancorp, Inc	1,544,350
110,222		East West Bancorp, Inc	8,393,405
121,309		Eastern Bankshares, Inc	2,587,521
5,411		Enterprise Bancorp, Inc	188,465
20,740		Enterprise Financial Services Corp	1,018,956
11,532	*	Equity Bancshares, Inc	337,426
252	*	Esquire Financial Holdings, Inc	5,783
4,168		ESSA Bancorp, Inc	64,687
85,813		Essent Group Ltd	4,512,048
2,542		Evans Bancorp, Inc	93,952
5,387		Farmers & Merchants Bancorp, Inc	126,594
12,212		Farmers National Banc Corp	202,475
27,818		FB Financial Corp	1,167,243
4,159		Federal Agricultural Mortgage Corp (FAMC)	427,795
111		Fidelity D&D Bancorp, Inc	6,245
542,737		Fifth Third Bancorp	22,002,558
9,067		Financial Institutions, Inc	289,509
30,241		First Bancorp	1,282,218
163,833		First Bancorp	2,059,381
15,376		First Bancorp, Inc	434,987
15,263		First Bancshares, Inc	597,089
607		First Bank	7,703
39,833		First Busey Corp	995,028
3,440		First Business Financial Services, Inc	91,022
2,779	e	First Capital Inc	125,277
357		First Choice Bancorp	11,431
4,968		First Citizens Bancshares, Inc (Class A)	4,309,541
88,224		First Commonwealth Financial Corp	1,278,366
14,507		First Community Bancshares, Inc	423,895
76,443		First Financial Bancorp	1,873,618
102,380		First Financial Bankshares, Inc	5,024,810
16,015		First Financial Corp	708,504
43,187		First Foundation, Inc	1,027,851
2,629		First Guaranty Bancshares, Inc	45,666
106,945		First Hawaiian, Inc	2,936,710
419,165		First Horizon National Corp	7,666,528
3,000		First Internet Bancorp	103,050
34,924		First Interstate Bancsystem, Inc	1,640,380
44,053		First Merchants Corp	2,035,689
5,639		First Mid-Illinois Bancshares, Inc	245,522
87,600		First Midwest Bancorp, Inc	1,836,972
5,115		First Northwest Bancorp	85,830
12,953		First of Long Island Corp	275,769
131,851		First Republic Bank	24,160,377
30,808		Flagstar Bancorp, Inc	1,433,804
118

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

22,952		Flushing Financial Corp	$534,093
246,362		FNB Corp	3,175,606
581		FNCB Bancorp Inc	4,026
143	e	Franklin Financial Services Corp	4,311
136		FS Bancorp, Inc	9,296
126,629		Fulton Financial Corp	2,159,024
413	*	FVCBankcorp, Inc	7,265
20,011		German American Bancorp, Inc	867,077
74,814		Glacier Bancorp, Inc	4,410,285
10,717		Great Southern Bancorp, Inc	604,546
47,035		Great Western Bancorp, Inc	1,554,507
1,634		Greene County Bancorp, Inc	41,520
5,229		Guaranty Bancshares, Inc	203,408
65,791		Hancock Whitney Corp	3,042,176
30,069		Hanmi Financial Corp	610,401
40,940		HarborOne Northeast Bancorp, Inc	585,851
200		Hawthorn Bancshares Inc	4,308
7,463		HBT Financial, Inc	135,827
31,669		Heartland Financial USA, Inc	1,592,001
57,544		Heritage Commerce Corp	694,556
29,249		Heritage Financial Corp	821,897
58,842		Hilltop Holdings, Inc	2,071,238
693		Hingham Institution for Savings	210,769
2,987		Home Bancorp, Inc	113,327
123,387		Home Bancshares, Inc	3,433,860
15,661		HomeStreet, Inc	639,595
8,504		HomeTrust Bancshares, Inc	233,010
110,417		Hope Bancorp, Inc	1,657,359
39,049		Horizon Bancorp	716,159
4,974	*	Howard Bancorp, Inc	83,762
783,349		Huntington Bancshares, Inc	12,000,907
27,327		Independent Bank Corp	2,238,081
16,543		Independent Bank Corp	389,753
28,509		Independent Bank Group, Inc	2,152,715
44,473		International Bancshares Corp	2,107,575
4,463		Investar Holding Corp	98,677
181,377		Investors Bancorp, Inc	2,655,359
2,334,643		JPMorgan Chase & Co	359,091,440
64,314		Kearny Financial Corp	821,933
737,996		Keycorp	16,058,793
45,504		Lakeland Bancorp, Inc	824,988
20,428		Lakeland Financial Corp	1,332,518
4,763		LCNB Corp	86,306
159		Level One Bancorp, Inc	4,298
21,566		Live Oak Bancshares, Inc	1,379,361
650		Luther Burbank Corp	7,241
99,975		M&T Bank Corp	15,765,058
13,130		Macatawa Bank Corp	125,654
315		Mackinac Financial Corp	6,835
243	*	MainStreet Bancshares Inc	5,152
9,212		Mercantile Bank Corp	297,363
9,590		Merchants Bancorp	391,176
33,412		Meridian Bancorp, Inc	738,739
30,380		Meta Financial Group, Inc	1,496,519
575		Metrocity Bankshares, Inc	9,206
8,949	*	Metropolitan Bank Holding Corp	562,445
119

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

268,063		MGIC Investment Corp	$4,085,280
234		Mid Penn Bancorp, Inc	6,316
16,628		Midland States Bancorp, Inc	468,577
6,127		MidWestOne Financial Group, Inc	193,368
166	*,e	MMA Capital Holdings Inc	2,835
51,827	*	Mr Cooper Group, Inc	1,786,995
338		MVB Financial Corp	13,615
30,003		National Bank Holdings Corp	1,197,120
2,956		National Bankshares, Inc	106,091
35,972		NBT Bancorp, Inc	1,362,979
325,656		New York Community Bancorp, Inc	3,894,846
7,504	*	Nicolet Bankshares, Inc	598,519
62,520	*	NMI Holdings, Inc	1,615,517
4,268		Northeast Bank	120,230
33,801		Northfield Bancorp, Inc	546,900
3,437		Northrim BanCorp, Inc	146,588
90,595		Northwest Bancshares, Inc	1,271,954
3,515		Norwood Financial Corp	89,597
194	e	Oak Valley Bancorp	3,442
53,843		OceanFirst Financial Corp	1,230,851
39,594		OFG Bancorp	937,982
2,468		Ohio Valley Banc Corp	55,234
128,054		Old National Bancorp	2,420,221
15,788		Old Second Bancorp, Inc	208,559
521		OP Bancorp	5,668
9,898		Origin Bancorp, Inc	432,840
3,740		Orrstown Financial Services, Inc	88,675
66,941		Pacific Premier Bancorp, Inc	2,947,412
91,391		PacWest Bancorp	3,967,283
11,966		Park National Corp	1,496,827
4,176		Parke Bancorp, Inc	88,197
451		PCB Bancorp	7,126
10,634		PCSB Financial Corp	185,989
369	*	PDL Community Bancorp	4,089
10,600		Peapack Gladstone Financial Corp	339,200
3,034		Penns Woods Bancorp, Inc	72,816
28,339		PennyMac Financial Services, Inc	1,706,291
2,557		Peoples Bancorp of North Carolina, Inc	59,757
8,036		Peoples Bancorp, Inc	268,643
8,413		Peoples Financial Services Corp	358,814
324,144		People’s United Financial, Inc	5,876,731
58,710		Pinnacle Financial Partners, Inc	5,145,344
398	*	Pioneer Bancorp, Inc	4,680
326,146		PNC Financial Services Group, Inc	60,972,995
64,274		Popular, Inc	4,753,705
12,596		Preferred Bank	825,542
5,869		Premier Financial Bancorp, Inc	111,159
29,544		Premier Financial Corp	933,295
5,879		Primis Financial Corp	84,364
129	*	Professional Holding Corp	2,224
69,992		Prosperity Bancshares, Inc	5,134,613
5,101		Provident Bancorp Inc	83,503
201		Provident Financial Holdings, Inc	3,268
60,407		Provident Financial Services, Inc	1,423,793
4,776		Prudential Bancorp, Inc	66,148
10,985		QCR Holdings, Inc	529,697
120

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

139,564		Radian Group, Inc	$3,438,857
8,732		RBB Bancorp	184,071
4,675		Red River Bancshares Inc	260,117
727,462		Regions Financial Corp	15,858,672
15,134		Reliant Bancorp Inc	418,152
44,579		Renasant Corp	1,878,113
4,277		Republic Bancorp, Inc (Class A)	192,166
30,260	*	Republic First Bancorp, Inc	120,737
17,819	e	Richmond Mutual Bancorporation, Inc	243,586
10,846		Riverview Bancorp, Inc	74,729
85,088	e	Rocket Cos, Inc	1,910,226
34,231		S&T Bancorp, Inc	1,127,911
35,885		Sandy Spring Bancorp, Inc	1,627,744
40,441	*	Seacoast Banking Corp of Florida	1,470,030
477	*	Select Bancorp, Inc	5,624
39,480		ServisFirst Bancshares, Inc	2,496,715
6,930		Shore Bancshares, Inc	116,701
5,427		Sierra Bancorp	146,909
42,675		Signature Bank	10,733,189
12,742	*	Silvergate Capital Corp	1,366,197
84,685		Simmons First National Corp (Class A)	2,413,522
16,613		SmartFinancial, Inc	393,562
366		South Plains Financial Inc	8,359
53,621		South State Corp	4,521,323
2,839	*	Southern First Bancshares, Inc	146,209
11,045		Southern Missouri Bancorp, Inc	462,675
25,174		Southside Bancshares, Inc	1,010,736
493		Spirit of Texas Bancshares, Inc	11,423
153,369		Sterling Bancorp	3,854,163
639	*	Sterling Bancorp, Inc	3,163
18,105		Stock Yards Bancorp, Inc	926,252
6,059		Summit Financial Group, Inc	157,837
39,360	*	SVB Financial Group	22,507,229
114,400		Synovus Financial Corp	5,360,784
121,058		TCF Financial Corp	5,510,560
3,886		Territorial Bancorp, Inc	97,733
40,076	*	Texas Capital Bancshares, Inc	2,750,416
28,786		TFS Financial Corp	563,054
45,247	*	The Bancorp, Inc	1,004,710
3,722		Timberland Bancorp, Inc	104,737
11,508		Tompkins Financial Corp	899,350
59,753		Towne Bank	1,851,148
27,122		Trico Bancshares	1,255,206
22,213	*	Tristate Capital Holdings, Inc	530,224
18,271	*	Triumph Bancorp, Inc	1,619,359
1,037,213		Truist Financial Corp	61,517,103
104,781		Trustco Bank Corp	766,473
55,905		Trustmark Corp	1,811,881
34,522		UMB Financial Corp	3,349,670
158,667		Umpqua Holdings Corp	2,957,553
97,981		United Bankshares, Inc	3,847,714
60,241		United Community Banks, Inc	1,971,086
7,421		United Security Bancshares	61,446
4,323		Unity Bancorp, Inc	95,322
14,637		Univest Financial Corp	408,811
1,047,371		US Bancorp	62,161,469
121

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

317,795		Valley National Bancorp	$4,376,037
46,914		Veritex Holdings, Inc	1,584,755
22,487		Walker & Dunlop, Inc	2,492,684
64,956		Washington Federal, Inc	2,114,318
18,077		Washington Trust Bancorp, Inc	922,831
20,122		Waterstone Financial, Inc	396,403
68,394		Webster Financial Corp	3,618,727
2,925,600		Wells Fargo & Co	131,798,280
53,314		WesBanco, Inc	1,934,765
8,649		West Bancorporation, Inc	227,123
21,091		Westamerica Bancorporation	1,337,169
74,556		Western Alliance Bancorp	7,833,599
15,237		Western New England Bancorp, Inc	123,420
41,642		Wintrust Financial Corp	3,210,598
46,788		WSFS Financial Corp	2,390,399
123,398		Zions Bancorporation	6,885,608
		TOTAL BANKS	1,545,392,998

CAPITAL GOODS - 6.3%
433,489		3M Co	85,458,021
103,645		A.O. Smith Corp	7,021,949
31,735	e	Aaon, Inc	2,075,786
24,480	*	AAR Corp	985,075
28,158		Acuity Brands, Inc	5,223,872
44,333		Advanced Drainage Systems, Inc	4,950,223
108,225	*	Aecom Technology Corp	7,189,387
20,408	*	Aegion Corp	614,281
55,944		Aerojet Rocketdyne Holdings, Inc	2,613,704
16,248	*	Aerovironment, Inc	1,793,292
48,114		AGCO Corp	7,020,795
84,491		Air Lease Corp	3,946,575
7,721		Alamo Group, Inc	1,214,127
24,539		Albany International Corp (Class A)	2,189,860
71,358		Allegion plc	9,589,088
4,279		Allied Motion Technologies, Inc	222,722
88,061		Allison Transmission Holdings, Inc	3,651,890
11,103	*,e	Alpha Pro Tech Ltd	99,483
13,325	*	Alta Equipment Group, Inc	171,226
49,939		Altra Industrial Motion Corp	2,946,900
18,536	*	Ameresco, Inc	978,515
20,904	*	American Superconductor Corp	344,289
13,260	*	American Woodmark Corp	1,318,840
176,517		Ametek, Inc	23,817,439
95,302	*,g	API Group Corp	2,026,121
16,450		Apogee Enterprises, Inc	577,888
30,483		Applied Industrial Technologies, Inc	2,916,004
37,664		Arcosa, Inc	2,270,763
11,927		Argan, Inc	598,139
36,407		Armstrong World Industries, Inc	3,773,586
94,689	*	Array Technologies, Inc	2,666,442
18,121		Astec Industries, Inc	1,359,256
18,079	*	Astronics Corp	314,755
35,759	*	Atkore International Group, Inc	2,799,215
48,750	*	Axon Enterprise, Inc	7,390,988
70,850	*	AZEK Co, Inc	3,420,638
24,641		AZZ, Inc	1,297,102
122

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

36,600		Barnes Group, Inc	$1,827,072
44,573	*	Beacon Roofing Supply, Inc	2,510,797
69,607	*	Bloom Energy Corp	1,807,694
8,496	*	Blue Bird Corp	228,882
412,130	*	Boeing Co	96,566,180
28,213		Boise Cascade Co	1,882,371
160,247	*	Builders FirstSource, Inc	7,799,221
73,318		BWX Technologies, Inc	4,906,441
13,838		Caesarstone Sdot-Yam Ltd	193,178
12,590		CAI International, Inc	535,705
41,515		Carlisle Cos, Inc	7,956,350
668,808		Carrier Global Corp	29,146,653
417,810		Caterpillar, Inc	95,306,639
28,021	*	Chart Industries, Inc	4,501,013
13,580	*	CIRCOR International, Inc	466,745
78,693	*	Colfax Corp	3,556,137
16,423		Columbus McKinnon Corp	813,103
27,515		Comfort Systems USA, Inc	2,266,135
917	*	Concrete Pumping Holdings Inc	7,455
20,442	*	Construction Partners Inc	648,625
38,880	*	Cornerstone Building Brands, Inc	546,653
37,358		Crane Co	3,513,893
10,578		CSW Industrials, Inc	1,432,367
25,133		Cubic Corp	1,880,954
112,844		Cummins, Inc	28,441,202
33,142		Curtiss-Wright Corp	4,238,862
217,537		Deere & Co	80,673,596
94,740		Donaldson Co, Inc	5,957,251
17,667		Douglas Dynamics, Inc	790,245
105,137		Dover Corp	15,685,389
6,677	*	Ducommun, Inc	393,476
10,001	*	DXP Enterprises, Inc	292,729
23,965	*	Dycom Industries, Inc	2,248,157
2,940		Eastern Co	83,114
308,706		Eaton Corp	44,123,349
42,848		EMCOR Group, Inc	5,133,190
459,534		Emerson Electric Co	41,583,232
16,665		Encore Wire Corp	1,244,542
44,680	*	Energy Recovery, Inc	947,216
42,414		Enerpac Tool Group Corp	1,128,212
34,599		EnerSys	3,168,576
14,980		EnPro Industries, Inc	1,283,037
19,986		ESCO Technologies, Inc	2,173,677
2,079	*	EVI Industries, Inc	55,592
75,949	*	Evoqua Water Technologies Corp	2,170,622
441,113		Fastenal Co	23,061,388
47,719		Federal Signal Corp	1,976,998
101,738		Flowserve Corp	4,032,894
107,431	*	Fluor Corp	2,468,764
230,624		Fortive Corp	16,332,792
107,284		Fortune Brands Home & Security, Inc	11,262,674
36,680		Franklin Electric Co, Inc	2,980,984
222,904	*	FuelCell Energy, Inc	2,164,398
35,043	*	Gates Industrial Corp plc	604,492
27,787		GATX Corp	2,715,068
3,397	*	Gencor Industries, Inc	40,730
123

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

46,679	*	Generac Holdings, Inc	$15,121,662
194,619		General Dynamics Corp	37,022,372
6,706,467		General Electric Co	87,988,847
390	*	General Finance Corp	7,402
26,326	*	Gibraltar Industries, Inc	2,418,306
27,964	*	GMS, Inc	1,222,306
14,216		Gorman-Rupp Co	490,736
126,344		Graco, Inc	9,703,219
132,539		GrafTech International Ltd	1,685,896
4,644		Graham Corp	63,669
40,038	e	Granite Construction, Inc	1,525,448
62,965	*	Great Lakes Dredge & Dock Corp	988,551
25,927		Greenbrier Cos, Inc	1,224,791
33,330		Griffon Corp	903,910
22,964		H&E Equipment Services, Inc	893,300
54,670	*,e	HC2 Holdings, Inc	229,614
34,854		HEICO Corp	4,907,443
60,714		HEICO Corp (Class A)	7,666,964
23,579		Helios Technologies, Inc	1,704,290
22,146	*	Herc Holdings, Inc	2,338,618
62,570	*	Hexcel Corp	3,529,574
54,482		Hillenbrand, Inc	2,674,521
541,585		Honeywell International, Inc	120,795,118
304,519	*	Howmet Aerospace, Inc	9,732,427
42,486		Hubbell, Inc	8,157,737
30,372		Huntington Ingalls	6,448,583
2,869		Hurco Cos, Inc	98,550
7,528	*	Hydrofarm Holdings Group, Inc	494,590
6,283		Hyster-Yale Materials Handling, Inc	507,981
58,265		IDEX Corp	13,063,013
9,052	*	IES Holdings, Inc	477,855
242,060		Illinois Tool Works, Inc	55,785,148
269,617	*	Ingersoll Rand, Inc	13,321,776
16,162		Insteel Industries, Inc	616,257
66,576		ITT, Inc	6,278,783
51,685	*	JELD-WEN Holding, Inc	1,507,651
25,594		John Bean Technologies Corp	3,720,856
557,315		Johnson Controls International plc	34,743,017
9,656		Kadant, Inc	1,719,058
23,713		Kaman Corp	1,265,089
65,544		Kennametal, Inc	2,632,247
92,618	*	Kratos Defense & Security Solutions, Inc	2,476,605
161,275		L3Harris Technologies, Inc	33,743,568
2,093	*	Lawson Products, Inc	109,736
5,752	*	LB Foster Co (Class A)	92,837
27,010		Lennox International, Inc	9,057,533
42,099		Lincoln Electric Holdings, Inc	5,390,777
8,690		Lindsay Corp	1,440,628
190,442		Lockheed Martin Corp	72,474,608
19,704		Luxfer Holdings plc	435,655
15,022	*	Lydall, Inc	553,561
26,764	*	Manitowoc Co, Inc	612,360
195,120		Masco Corp	12,464,266
17,983	*	Masonite International Corp	2,271,073
41,862	*	Mastec, Inc	4,368,718
14,899	*	Matrix Service Co	196,816
124

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

47,116		Maxar Technologies, Inc	$1,828,572
214	*	Mayville Engineering Co Inc	3,341
18,531		McGrath RentCorp	1,519,171
42,663	*	Mercury Systems, Inc	3,209,964
55,725	*	Meritor, Inc	1,506,247
42,303	*	Middleby Corp	7,670,380
12,956		Miller Industries, Inc	557,367
24,740		Moog, Inc (Class A)	2,141,247
77,007	*	MRC Global, Inc	725,406
34,930		MSC Industrial Direct Co (Class A)	3,149,289
44,442		Mueller Industries, Inc	1,994,113
127,783		Mueller Water Products, Inc (Class A)	1,834,964
15,625	*	MYR Group, Inc	1,217,188
3,880		National Presto Industries, Inc	399,174
34,935	*	Navistar International Corp	1,545,874
50,241	*	NN, Inc	366,759
44,787		Nordson Corp	9,468,420
119,339		Northrop Grumman Corp	42,298,515
5,310	*	Northwest Pipe Co	176,664
104,932	*	NOW, Inc	1,030,432
8,970	*	NV5 Global Inc	808,466
124,469		nVent Electric plc	3,790,081
2,460		Omega Flex, Inc	391,140
19,470	*	Orion Energy Systems, Inc	117,209
52,982		Oshkosh Corp	6,592,550
314,168		Otis Worldwide Corp	24,464,262
82,125		Owens Corning, Inc	7,950,521
255,610		PACCAR, Inc	22,974,227
46,943	*	PAE, Inc	421,079
17,936		Park Aerospace Corp	241,957
98,126		Parker-Hannifin Corp	30,792,920
5,098		Park-Ohio Holdings Corp	185,108
18,607	*	Parsons Corp	824,848
128,574		Pentair plc	8,294,309
54,131	*	PGT Innovations, Inc	1,425,269
308,962	*	Plug Power, Inc	8,808,507
6,448		Powell Industries, Inc	227,228
1,196		Preformed Line Products Co	79,175
34,956		Primoris Services Corp	1,141,663
20,499	*	Proto Labs, Inc	2,297,118
25,421		Quanex Building Products Corp	693,739
106,925		Quanta Services, Inc	10,333,232
21,167		Raven Industries, Inc	859,804
1,100,556		Raytheon Technologies Corp	91,610,281
19,374	*	RBC Bearings, Inc	3,863,757
31,610		Regal-Beloit Corp	4,565,432
109,515	*	Resideo Technologies, Inc	3,286,545
21,327	*	REV Group, Inc	389,004
92,718		Rexnord Corp	4,629,410
89,191		Rockwell Automation, Inc	23,569,614
80,206		Roper Technologies Inc	35,807,167
30,831		Rush Enterprises, Inc (Class A)	1,521,818
4,548		Rush Enterprises, Inc (Class B)	199,157
119,164	*	Sensata Technologies Holding plc	6,880,529
69,363	*	Shoals Technologies Group, Inc	2,224,471
31,746		Shyft Group, Inc	1,124,443
125

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

33,033		Simpson Manufacturing Co, Inc	$3,722,819
34,079	*	SiteOne Landscape Supply, Inc	6,113,091
40,946		Snap-On, Inc	9,728,770
82,554		Spirit Aerosystems Holdings, Inc (Class A)	3,771,892
34,159	*	SPX Corp	2,072,085
33,086		SPX FLOW, Inc	2,203,197
7,455		Standex International Corp	706,883
118,351		Stanley Black & Decker, Inc	24,471,436
16,556	*	Sterling Construction Co, Inc	345,193
116,268	*	Sunrun, Inc	5,697,132
11,337		Systemax, Inc	484,317
28,189	*	Teledyne Technologies, Inc	12,621,625
14,704		Tennant Co	1,160,293
48,442		Terex Corp	2,276,290
40,242	*	Textainer Group Holdings Ltd	1,031,000
177,665		Textron, Inc	11,413,200
10,317	*	The ExOne Company	239,870
23,343	*	Thermon Group Holdings	445,851
50,017		Timken Co	4,194,926
10,469	*	Titan Machinery, Inc	273,346
81,078		Toro Co	9,291,539
23,461	*	TPI Composites, Inc	1,246,952
183,662		Trane Technologies plc	31,925,965
232	*	Transcat Inc	11,600
40,674	*	TransDigm Group, Inc	24,963,261
90,028	*	Trex Co, Inc	9,722,124
33,781	*	Trimas Corp	1,075,587
71,085		Trinity Industries, Inc	1,964,789
46,140		Triton International Ltd	2,314,844
37,869	*	Triumph Group, Inc	640,743
16,208	*	Tutor Perini Corp	260,949
46,527		UFP Industries, Inc	3,910,129
55,036	*	United Rentals, Inc	17,608,768
120,857	*	Univar Solutions Inc	2,822,011
15,399		Valmont Industries, Inc	3,801,243
11,878	*	Vectrus, Inc	621,813
9,809	*	Veritiv Corp	410,801
170,073		Vertiv Holdings Co	3,860,657
14,903	*	Vicor Corp	1,374,504
52,610	*,e	Virgin Galactic Holdings, Inc	1,165,312
33,522		W.W. Grainger, Inc	14,533,128
40,766		Wabash National Corp	717,889
140,329		Wabtec Corp	11,516,801
25,434		Watsco, Inc	7,448,601
20,610		Watts Water Technologies, Inc (Class A)	2,566,976
101,849	*	Welbilt, Inc	2,275,307
36,985	*	WESCO International, Inc	3,392,264
2,289	*	Willis Lease Finance Corp	98,015
123,301	*	WillScot Mobile Mini Holdings Corp	3,609,020
43,741		Woodward Inc	5,468,062
138,713		Xylem, Inc	15,348,593
		TOTAL CAPITAL GOODS	2,072,941,453

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
52,190		ABM Industries, Inc	2,683,088
34,633	*	Acacia Research (Acacia Technologies)	210,569
126

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

100,040		ACCO Brands Corp	$858,343
124,350		ADT, Inc	1,144,020
30,535	*,e	Akerna Corp	128,858
39,322	*	ASGN Inc	4,135,888
4,474		Barrett Business Services, Inc	328,078
13,584		BGSF, Inc	190,312
105,010		Booz Allen Hamilton Holding Co	8,710,579
38,542		Brady Corp (Class A)	2,103,237
35,982	*	BrightView Holdings, Inc	645,157
40,978		Brink’s Co	3,274,962
19,341	*	CACI International, Inc (Class A)	4,929,247
35,050	*	Casella Waste Systems, Inc (Class A)	2,352,205
41,462	*	CBIZ, Inc	1,392,709
16,964	*	Ceco Environmental Corp	123,837
14,083	*	Cimpress plc	1,341,547
68,092		Cintas Corp	23,501,273
38,125	*	Clean Harbors, Inc	3,391,600
157,823	*	Copart, Inc	19,650,542
104,364	*	CoreCivic, Inc	810,908
55,971		CoreLogic Inc	4,460,889
30,183	*	CoStar Group, Inc	25,789,261
80,270		Covanta Holding Corp	1,207,261
4,636		CRA International, Inc	372,085
27,690		Deluxe Corp	1,218,914
28,159	*	Driven Brands Holdings, Inc	803,095
68,956	*	Dun & Bradstreet Holdings, Inc	1,638,395
29,973		Ennis, Inc	621,340
93,046		Equifax, Inc	21,328,935
40,541		Exponent, Inc	3,905,315
8,467	*	Forrester Research, Inc	367,891
6,725	*	Franklin Covey Co	205,381
25,922	*	FTI Consulting, Inc	3,599,270
19,954	*	GP Strategies Corp	314,275
63,399	*	Harsco Corp	1,136,744
58,399		Healthcare Services Group	1,749,050
15,494		Heidrick & Struggles International, Inc	655,396
8,521	*	Heritage-Crystal Clean, Inc	244,723
46,545		Herman Miller, Inc	1,931,617
38,853		HNI Corp	1,645,036
18,175	*	Huron Consulting Group, Inc	1,022,525
104,470	*	IAA, Inc	6,561,761
14,707		ICF International, Inc	1,339,219
305,346		IHS Markit Ltd	32,849,123
28,734		Insperity, Inc	2,515,374
36,159		Interface, Inc	464,282
98,411		Jacobs Engineering Group, Inc	13,148,694
103,138	*	KAR Auction Services, Inc	1,546,039
107,081		KBR, Inc	4,236,124
19,243	*	Kelly Services, Inc (Class A)	482,037
13,183		Kforce, Inc	738,775
18,374		Kimball International, Inc (Class B)	267,893
27,600		Knoll, Inc	659,640
44,966		Korn/Ferry International	3,052,742
105,553		Leidos Holdings, Inc	10,690,408
44,472		Manpower, Inc	5,376,220
21,378		Mantech International Corp (Class A)	1,824,612
127

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,730	*	Mastech Holdings, Inc	$137,847
24,504		Matthews International Corp (Class A)	1,013,976
15,831	*	Mistras Group, Inc	176,199
8,643	*	Montrose Environmental Group, Inc	468,537
28,870	e	MSA Safety, Inc	4,641,141
273,193		Nielsen NV	7,007,400
8,365		NL Industries, Inc	59,391
136,262		Pitney Bowes, Inc	1,017,877
26,063		Quad Graphics, Inc	93,827
5,447	*,e	Red Violet, Inc	113,298
160,286		Republic Services, Inc	17,038,402
32,640		Resources Connection, Inc	460,550
84,934		Robert Half International, Inc	7,441,068
174,699		Rollins, Inc	6,512,779
45,185		Science Applications International Corp	4,040,443
18,282	*	SP Plus Corp	627,621
75,038		Steelcase, Inc (Class A)	1,035,524
71,439	*	Stericycle, Inc	5,449,367
23,186	*	Team, Inc	228,846
41,651		Tetra Tech, Inc	5,315,917
145,490		TransUnion	15,216,799
32,168	*	TriNet Group, Inc	2,531,943
28,337	*	TrueBlue, Inc	801,937
11,278		Unifirst Corp	2,528,415
73,433	*	Upwork, Inc	3,382,324
24,475	*	US Ecology, Inc	1,039,209
122,391		Verisk Analytics, Inc	23,033,986
14,763	*	Viad Corp	615,027
12,685	*	Vidler Water Resouces, Inc	114,799
4,931		VSE Corp	212,773
322,419		Waste Management, Inc	44,484,149
5,131	*	Willdan Group, Inc	195,850
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	398,914,521

CONSUMER DURABLES & APPAREL - 1.5%
21,500		Acushnet Holdings Corp	909,665
10,079	*	American Outdoor Brands, Inc	260,542
10,679	*	Beazer Homes USA, Inc	238,249
60,473		Brunswick Corp	6,478,472
73,906		Callaway Golf Co	2,139,579
110,814	*	Capri Holdings Ltd	6,103,635
32,879	*	Carter’s, Inc	3,576,906
16,508	*	Casper Sleep, Inc	141,143
6,991	*	Cavco Industries, Inc	1,464,125
18,065	*	Century Communities, Inc	1,335,726
11,251		Clarus Corp	209,381
21,521		Columbia Sportswear Co	2,346,004
51,520	*	Crocs, Inc	5,158,182
21,556	*	Deckers Outdoor Corp	7,290,239
251,972		DR Horton, Inc	24,766,328
3,923		Escalade, Inc	86,384
18,468		Ethan Allen Interiors, Inc	530,216
39,827	*	Fossil Group, Inc	513,768
115,183		Garmin Ltd	15,807,715
34,007	*	G-III Apparel Group Ltd	1,104,887
98,454	*	GoPro, Inc	1,105,638
128

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

37,092	*	Green Brick Partners, Inc	$957,345
7,328	e	Hamilton Beach Brands Holding Co	142,896
255,692		Hanesbrands, Inc	5,384,874
99,238		Hasbro, Inc	9,869,219
19,735	*	Helen of Troy Ltd	4,168,229
6,882		Hooker Furniture Corp	258,144
18,462		Installed Building Products, Inc	2,485,908
21,578	*	iRobot Corp	2,347,686
4,650		Johnson Outdoors, Inc	659,417
62,787		KB Home	3,028,217
39,507		Kontoor Brands, Inc	2,482,225
8,004	*,e	Lakeland Industries, Inc	225,793
34,974		La-Z-Boy, Inc	1,554,944
171	*	Legacy Housing Corp	3,054
103,147		Leggett & Platt, Inc	5,123,311
209,614		Lennar Corp (Class A)	21,716,010
13,304		Lennar Corp (Class B)	1,071,903
17,151	*	LGI Homes, Inc	2,843,293
4,217		Lifetime Brands, Inc	61,147
7,117	*	Lovesac Co	521,463
87,375	*	Lululemon Athletica, Inc	29,294,216
21,153	*	M/I Homes, Inc	1,474,787
16,019	*	Malibu Boats, Inc	1,335,344
7,010		Marine Products Corp	121,694
11,528	*	MasterCraft Boat Holdings, Inc	326,934
263,239	*	Mattel, Inc	5,649,109
40,624		MDC Holdings, Inc	2,383,004
29,018	*	Meritage Homes Corp	3,087,225
45,410	*	Mohawk Industries, Inc	9,331,755
20,872		Movado Group, Inc	654,755
23,664	*,e	Nautilus, Inc	396,609
298,985		Newell Brands Inc	8,060,636
957,299		Nike, Inc (Class B)	126,956,993
2,554	*	NVR, Inc	12,816,227
16,445		Oxford Industries, Inc	1,500,277
195,803	*	Peloton Interactive, Inc	19,257,225
43,237		Polaris Inc	6,054,477
206,346		Pulte Homes, Inc	12,199,176
12,871	*	Purple Innovation, Inc	438,644
53,665	*	PVH Corp	6,073,805
37,160	*	Ralph Lauren Corp	4,953,056
264		Rocky Brands, Inc	13,900
102,295	*	Skechers U.S.A., Inc (Class A)	4,960,285
40,812	*	Skyline Champion Corp	1,813,277
45,875		Smith & Wesson Brands, Inc	798,225
93,242	*	Sonos, Inc	3,732,477
68,041		Steven Madden Ltd	2,767,227
13,251		Sturm Ruger & Co, Inc	860,520
12,297		Superior Uniform Group, Inc	310,130
214,769	*	Tapestry, Inc	10,276,697
90,204	*	Taylor Morrison Home Corp	2,815,267
141,791		Tempur Sealy International, Inc	5,407,909
89,584		Toll Brothers, Inc	5,616,917
25,656	*	TopBuild Corp	5,705,381
83,374	*	TRI Pointe Homes, Inc	1,985,969
37,338	*	Tupperware Brands Corp	909,927
129

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,009	*	Turtle Beach Corp	$305,940
144,146	*	Under Armour, Inc (Class A)	3,504,189
147,983	*	Under Armour, Inc (Class C)	2,946,342
14,350	*	Unifi, Inc	387,881
11,195	*	Universal Electronics, Inc	636,436
25,970	*	Vera Bradley, Inc	288,267
247,152		VF Corp	21,665,344
37,339	*	Vista Outdoor, Inc	1,217,625
20,638	*	VOXX International Corp (Class A)	351,878
47,402		Whirlpool Corp	11,208,203
62,932		Wolverine World Wide, Inc	2,625,523
60,961	*	YETI Holdings, Inc	5,207,289
		TOTAL CONSUMER DURABLES & APPAREL	497,156,835

CONSUMER SERVICES - 2.3%
33,295	*	Accel Entertainment, Inc	431,503
40,945	*	Adtalem Global Education, Inc	1,404,823
12,247	*	American Public Education, Inc	373,044
176,604		ARAMARK Holdings Corp	6,864,597
9,857	*,e	Aspen Group, Inc	47,018
15,015	*	Bally’s Corp	870,269
2,259	*	Biglari Holdings, Inc (B Shares)	300,583
16,786	*	BJ’s Restaurants, Inc	1,023,778
59,244	*	Bloomin’ Brands, Inc	1,872,110
277	e	Bluegreen Vacations Corp	2,571
8,305	*	Bluegreen Vacations Holding Corp	153,809
31,508	*	Booking Holdings, Inc	77,701,249
63,869	*	Boyd Gaming Corp	4,224,934
46,459	*	Bright Horizons Family Solutions	6,728,657
34,204	*	Brinker International, Inc	2,296,115
139,238	*	Caesars Entertainment, Inc	13,623,046
473,183	*	Carnival Corp	13,230,197
14,388		Carriage Services, Inc	534,946
35,074	*	Carrols Restaurant Group, Inc	206,586
17,769	*	Century Casinos, Inc	233,662
36,867	*,e	Cheesecake Factory	2,307,506
94,235	*	Chegg, Inc	8,512,248
21,448	*	Chipotle Mexican Grill, Inc (Class A)	32,001,059
27,061	*	Choice Hotels International, Inc	3,079,542
29,364		Churchill Downs, Inc	6,210,486
9,538	*	Chuy’s Holdings, Inc	466,027
17,634		Cracker Barrel Old Country Store, Inc	2,953,166
100,363		Darden Restaurants, Inc	14,725,259
35,954	*	Dave & Buster’s Entertainment, Inc	1,641,660
46,668		Del Taco Restaurants, Inc	532,015
51,535	*	Denny’s Corp	976,073
13,988	*	Dine Brands Global Inc.	1,351,940
29,442		Domino’s Pizza, Inc	12,434,534
12,624	*	El Pollo Loco Holdings, Inc	213,851
63,546	*	Everi Holdings, Inc	1,123,493
104,852	*	Expedia Group, Inc	18,478,068
140,628		Extended Stay America, Inc	2,797,091
13,910	*	Fiesta Restaurant Group, Inc	205,033
65,408	*	frontdoor, Inc	3,501,290
15,572	*,e	GAN Ltd	287,148
17,627	*	Golden Entertainment, Inc	607,603
130

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,420		Graham Holdings Co	$2,173,786
36,221	*	Grand Canyon Education, Inc	3,922,372
139,199		H&R Block, Inc	3,098,570
70,608	*	Hilton Grand Vacations, Inc	3,146,292
208,760	*	Hilton Worldwide Holdings, Inc	26,867,412
93,634	*	Houghton Mifflin Harcourt Co	850,197
27,715	*	Hyatt Hotels Corp	2,281,776
79,385	*,e	International Game Technology plc	1,367,010
17,850		Jack in the Box, Inc	2,153,602
6,687	*,e	Kura Sushi USA, Inc	240,799
258,212	*	Las Vegas Sands Corp	15,818,067
86,132	*	Laureate Education, Inc	1,184,315
19,909	*	Lindblad Expeditions Holdings, Inc	326,308
206,503	*	Marriott International, Inc (Class A)	30,669,826
30,301	*	Marriott Vacations Worldwide Corp	5,382,367
573,183		McDonald’s Corp	135,317,043
364,964		MGM Resorts International	14,861,334
9,029	*	Monarch Casino & Resort, Inc	680,877
1,621		Nathan’s Famous, Inc	102,820
11,003	*	Noodles & Co	132,971
282,810	*,e	Norwegian Cruise Line Holdings Ltd	8,781,250
32,942	*	OneSpaWorld Holdings Ltd	350,997
25,595		Papa John’s International, Inc	2,475,548
118,498	*	Penn National Gaming, Inc	10,560,542
53,516	*	Perdoceo Education Corp	623,997
63,164	*	Planet Fitness, Inc	5,305,144
21,263	*	PlayAGS, Inc	190,304
6,723		RCI Hospitality Holdings, Inc	489,502
18,948	*	Red Robin Gourmet Burgers, Inc	688,949
48,546	*	Red Rock Resorts, Inc	1,778,240
18,195	*,e	Regis Corp	235,443
154,308	*	Royal Caribbean Cruises Ltd	13,417,081
33,773	*	Ruth’s Hospitality Group Inc	881,813
45,341	*	Scientific Games Corp (Class A)	2,653,355
39,441	*	SeaWorld Entertainment, Inc	2,159,789
127,863		Service Corp International	6,832,999
27,649	*	Shake Shack, Inc	3,006,829
59,980	*	Six Flags Entertainment Corp	2,817,860
901,213		Starbucks Corp	103,179,876
18,420		Strategic Education, Inc	1,382,605
31,895	*	Stride, Inc	913,154
24,593	*,e	Target Hospitality Corp	68,614
102,309	*	Terminix Global Holdings, Inc	5,206,505
50,718	*	Texas Roadhouse, Inc (Class A)	5,427,840
63,367		Travel & Leisure Co	4,089,073
29,540	*	Universal Technical Institute, Inc	166,310
30,166	*	Vail Resorts, Inc	9,808,777
59,890	*	Vivint Smart Home, Inc	717,482
143,392		Wendy’s	3,236,357
23,222		Wingstop, Inc	3,678,597
36,862	*	WW International Inc	1,022,552
73,122		Wyndham Hotels & Resorts, Inc	5,345,949
79,472	*	Wynn Resorts Ltd	10,204,205
307,256		Yum China Holdings, Inc	19,332,548
228,797		Yum! Brands, Inc	27,345,817
		TOTAL CONSUMER SERVICES	761,482,236
131

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 4.9%
33,275		Affiliated Managers Group, Inc	$5,362,932
413,046		AGNC Investment Corp	7,405,915
11,648		Alerus Financial Corp	334,880
288,843		Ally Financial, Inc	14,860,972
3,682		A-Mark Precious Metals, Inc	137,228
505,214		American Express Co	77,474,567
90,071		Ameriprise Financial, Inc	23,274,346
1,091,856		Annaly Capital Management, Inc	9,914,052
129,780		Apollo Commercial Real Estate Finance, Inc	1,973,954
132,907		Apollo Global Management, Inc	7,359,061
81,055		Arbor Realty Trust, Inc	1,433,052
28,800		Ares Commercial Real Estate Corp	425,088
76,842		Ares Management Corp	4,035,742
85,938	*	Arlington Asset Investment Corp (Class A)	352,346
60,138		ARMOUR Residential REIT, Inc	747,515
41,148		Artisan Partners Asset Management, Inc	2,095,256
17,886	*	Assetmark Financial Holdings, Inc	402,793
2,527		Associated Capital Group, Inc	90,290
3,923	*	Atlanticus Holdings Corp	122,633
12,937		B. Riley Financial, Inc	922,279
26,431		Banco Latinoamericano de Exportaciones S.A. (Class E)	390,122
614,645		Bank of New York Mellon Corp	30,658,493
1,450,687	*	Berkshire Hathaway, Inc (Class B)	398,866,391
223,083		BGC Partners, Inc (Class A)	1,182,340
113,383		BlackRock, Inc	92,894,692
109,020		Blackstone Mortgage Trust, Inc	3,542,060
40,435	*	Blucora, Inc	582,062
48,706		Brightsphere Investment Group, Inc	1,096,372
101,143		Broadmark Realty Capital, Inc	1,090,322
67,189	*	Cannae Holdings, Inc	2,667,403
347,955		Capital One Financial Corp	51,873,131
53,286		Capstead Mortgage Corp	345,293
92,171		Carlyle Group, Inc	3,932,015
85,528		CBOE Global Markets, Inc	8,926,557
1,062,896		Charles Schwab Corp	74,827,878
12,922		Cherry Hill Mortgage Investment Corp	130,771
138,669		Chimera Investment Corp	1,822,111
272,862		CME Group, Inc	55,115,395
21,443		Cohen & Steers, Inc	1,458,553
33,841		Colony Credit Real Estate, Inc	294,078
21,902		Cowen Group, Inc	864,910
7,660	*,e	Credit Acceptance Corp	3,024,091
18,727		Curo Group Holdings Corp	268,171
2,708		Diamond Hill Investment Group, Inc	463,068
235,168		Discover Financial Services	26,809,152
18,944	*	Donnelley Financial Solutions, Inc	578,929
16,465		Dynex Capital, Inc	332,593
32,739		Ellington Financial Inc	587,338
19,178		Ellington Residential Mortgage REIT	238,574
24,831	*	Encore Capital Group, Inc	976,852
29,509	*	Enova International, Inc	1,010,388
301,165		Equitable Holdings, Inc	10,308,878
31,374		Evercore Inc	4,396,439
29,783	*	Ezcorp, Inc (Class A)	167,678
132

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

28,112		Factset Research Systems, Inc	$9,451,817
77,672		Federated Investors, Inc (Class B)	2,236,954
33,197		FirstCash, Inc	2,391,180
25,085	*	Focus Financial Partners, Inc	1,180,500
209,677		Franklin Resources, Inc	6,290,310
2,638		GAMCO Investors, Inc (Class A)	51,916
255,173		Goldman Sachs Group, Inc	88,915,032
42,206		Granite Point Mortgage Trust, Inc	558,807
17,463		Great Ajax Corp	213,223
39,215	*	Green Dot Corp	1,794,478
22,814		Greenhill & Co, Inc	346,317
155	*,e	GWG Holdings Inc	1,100
24,928		Hamilton Lane, Inc	2,254,738
55,870		Hannon Armstrong Sustainable Infrastructure Capital, Inc	2,927,588
39,448		Houlihan Lokey, Inc	2,614,219
57,131		Interactive Brokers Group, Inc (Class A)	4,086,009
422,056		Intercontinental Exchange Group, Inc	49,680,212
290,359		Invesco Ltd	7,839,693
138,965		Invesco Mortgage Capital, Inc	541,963
170,324		Jefferies Financial Group, Inc	5,537,233
407,154		KKR & Co, Inc	23,036,773
18,044		KKR Real Estate Finance Trust, Inc	380,728
92,781		Ladder Capital Corp	1,103,166
77,741		Lazard Ltd (Class A)	3,497,568
44,911	*	LendingClub Corp	691,180
9,236	*,e	LendingTree, Inc	1,907,142
60,188		LPL Financial Holdings, Inc	9,431,460
28,654		MarketAxess Holdings, Inc	13,996,333
3,520		Marlin Business Services Corp	79,376
366,443		MFA Financial Inc	1,612,349
40,306		Moelis & Co	2,187,810
125,305		Moody’s Corp	40,938,397
1,075,588		Morgan Stanley	88,789,789
16,330		Morningstar, Inc	4,327,613
61,375		MSCI, Inc (Class A)	29,814,134
87,045		Nasdaq Inc	14,061,249
125,064		Navient Corp	2,104,827
13,437		Nelnet, Inc (Class A)	997,429
325,485		New Residential Investment Corp	3,489,199
309,429		New York Mortgage Trust, Inc	1,420,279
17,297	*,†	NewStar Financial, Inc	4,176
146,721		Northern Trust Corp	16,696,850
55,347		OneMain Holdings, Inc	3,147,584
15,352	*	Oportun Financial Corp	333,292
8,014		Oppenheimer Holdings, Inc	410,076
42,835		Orchid Island Capital, Inc	235,593
80,688		PennyMac Mortgage Investment Trust	1,617,794
15,051		Piper Jaffray Cos	1,745,765
19,040		PJT Partners, Inc	1,400,011
35,342	*	PRA Group, Inc	1,331,687
51,803		PROG Holdings, Inc	2,638,845
9,606		Pzena Investment Management, Inc (Class A)	101,151
94,026		Raymond James Financial, Inc	12,296,720
49,956		Ready Capital Corp	724,862
92,635		Redwood Trust, Inc	1,029,175
6,059		Regional Management Corp	234,665
133

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

185,932		S&P Global, Inc	$72,585,993
16,133	*	Safeguard Scientifics, Inc	99,379
59,412		Santander Consumer USA Holdings, Inc	2,016,443
21,286		Sculptor Capital Management, Inc	484,044
84,829		SEI Investments Co	5,211,894
208	*	Siebert Financial Corp	834
3,599		Silvercrest Asset Management Group, Inc	50,062
287,031		SLM Corp	5,643,029
212,308		Starwood Property Trust, Inc	5,481,793
270,618		State Street Corp	22,718,381
13,408		StepStone Group, Inc	446,486
76,002		Stifel Financial Corp	5,258,578
10,836	*	StoneX Group, Inc	688,303
445,614		Synchrony Financial	19,491,156
170,828		T Rowe Price Group, Inc	30,612,378
48,537		TPG RE Finance Trust, Inc	604,771
64,021		Tradeweb Markets, Inc	5,203,627
208,653		Two Harbors Investment Corp	1,627,493
10,834	*	Upstart Holdings, Inc	1,181,123
50,168		Virtu Financial, Inc	1,486,478
5,785		Virtus Investment Partners, Inc	1,581,966
95,616		Voya Financial, Inc	6,484,677
47,754		Waddell & Reed Financial, Inc (Class A)	1,192,895
73,984		Western Asset Mortgage Capital Corp	233,789
5,819		Westwood Holdings Group, Inc	105,266
87,261		WisdomTree Investments, Inc	592,066
3,402	*	World Acceptance Corp	444,777
		TOTAL DIVERSIFIED FINANCIALS	1,608,704,018

ENERGY - 2.5%
227,359		Antero Midstream Corp	1,964,382
163,732	*	Antero Resources Corp	1,476,863
290,820		APA Corp	5,816,400
12,551	*	Arch Resources, Inc	557,390
84,566		Archrock, Inc	789,846
36,328	*	Ardmore Shipping Corp	142,406
13,625	*	Aspen Aerogels, Inc	248,384
507,198		Baker Hughes Co	10,184,536
77,118		Berry Petroleum Co LLC	471,191
13,218	*	Bonanza Creek Energy, Inc	437,384
32,783		Brigham Minerals, Inc	561,901
4,981	*	Bristow Group, Inc	131,797
306,413		Cabot Oil & Gas Corp	5,107,905
34,757		Cactus, Inc	1,036,106
146,917	*	ChampionX Corp	3,086,726
176,744	*	Cheniere Energy, Inc	13,701,195
1,484,593		Chevron Corp	153,017,000
78,905		Cimarex Energy Co	5,223,511
100,851	*	Clean Energy Fuels Corp	1,109,361
175,760	*	CNX Resources Corp	2,358,699
19,383	*	Comstock Resources Inc	106,413
1,045,976		ConocoPhillips	53,491,213
3,938	*	CONSOL Energy, Inc	34,576
71,024	*,e	Contango Oil & Gas Co	265,630
64,108	*	Continental Resources, Inc	1,746,302
25,484		CVR Energy, Inc	542,554
134

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

45,275		Delek US Holdings, Inc	$1,074,376
464,201		Devon Energy Corp	10,853,019
94,686		DHT Holdings, Inc	558,647
34,143	*	Diamond S Shipping Inc	336,309
124,581		Diamondback Energy, Inc	10,182,005
14,538	*	DMC Global, Inc	785,052
26,271	*	Dorian LPG Ltd	349,142
24,796	*	Dril-Quip, Inc	759,997
34,468	*	Earthstone Energy, Inc	241,965
96,630	*,e	Energy Fuels, Inc	532,431
448,980		EOG Resources, Inc	33,062,887
216,127	*	EQT Corp	4,128,026
324,419		Equitrans Midstream Corp	2,647,259
19,412	e	Evolution Petroleum Corp	64,254
9,925	*	Exterran Corp	32,554
3,265,982	d	Exxon Mobil Corp	186,944,810
28,935		Falcon Minerals Corp	128,471
158,854	*,e	Frank’s International NV	516,275
93,320	e	Frontline Ltd	712,965
74,372	*	Golar LNG Ltd	853,791
243	*,e	Goodrich Petroleum Corp	2,442
27,537	*	Green Plains Inc	820,603
672,582		Halliburton Co	13,155,704
115,013	*	Helix Energy Solutions Group, Inc	493,406
85,720		Helmerich & Payne, Inc	2,197,004
213,209		Hess Corp	15,886,203
116,986		HollyFrontier Corp	4,094,510
21,109		International Seaways, Inc	373,207
1,490,358		Kinder Morgan, Inc	25,410,604
214,240	*	Kosmos Energy Ltd	612,726
44,628	*	Liberty Oilfield Services, Inc	522,148
84,877	*	Magnolia Oil & Gas Corp	955,715
614,392		Marathon Oil Corp	6,918,054
501,584		Marathon Petroleum Corp	27,913,150
92,930		Matador Resources Co	2,444,988
94,630		Murphy Oil Corp	1,602,086
2,454	*	Nabors Industries Ltd	198,406
2,620		Nacco Industries, Inc (Class A)	60,601
17,995	*	National Energy Services Reunited Corp	228,357
67,670	*	Newpark Resources, Inc	192,183
104,424	*	NexTier Oilfield Solutions, Inc	374,882
119,762	e	Nordic American Tankers Ltd	396,412
306,141	*	NOV, Inc	4,576,808
650,231		Occidental Petroleum Corp	16,489,858
75,287	*	Oceaneering International, Inc	809,335
51,141	*	Oil States International, Inc	286,901
340,476		ONEOK, Inc	17,820,514
67,330	*	Overseas Shipholding Group, Inc	148,799
206,210		Ovintiv, Inc	4,934,605
30,460	*	Par Pacific Holdings, Inc	462,687
141,573		Patterson-UTI Energy, Inc	957,033
74,899	*	PBF Energy, Inc	1,062,068
84,603	*	PDC Energy, Inc	3,088,856
54,996	*	Peabody Energy Corp	203,485
15,324	*,e	Penn Virginia Corp	208,866
338,752		Phillips 66	27,408,424
135

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

154,465		Pioneer Natural Resources Co	$23,761,351
18	*	PrimeEnergy Corp	761
67,160	*	ProPetro Holding Corp	646,751
161,865	*	Range Resources Corp	1,589,514
29,975	*	Renewable Energy Group, Inc	1,664,212
3,240	*	Rex American Resources Corp	261,565
35,172	*	RPC, Inc	170,936
1,075,008		Schlumberger Ltd	29,078,966
41,375	e	Scorpio Tankers, Inc	750,542
52,003	*,e	Select Energy Services, Inc	251,174
89,438		SFL Corp Ltd	694,039
79,160		SM Energy Co	1,250,728
22,723		Solaris Oilfield Infrastructure, Inc	248,590
497,297	*	Southwestern Energy Co	2,123,458
11,888	*	Talos Energy, Inc	133,027
173,604		Targa Resources Investments, Inc	6,022,323
110,657	*,e	Tellurian, Inc	245,105
51,548	*	Tidewater, Inc	631,978
447,905	*,e	Transocean Ltd	1,442,254
140,860	*,e	Uranium Energy Corp	408,494
65,096	*	US Silica Holdings, Inc	693,272
315,413		Valero Energy Corp	23,327,945
109,415	*	W&T Offshore, Inc	359,975
932,039		Williams Cos, Inc	22,704,470
51,846		World Fuel Services Corp	1,603,597
		TOTAL ENERGY	821,750,563

FOOD & STAPLES RETAILING - 1.2%
120,775	e	Albertsons Cos, Inc	2,242,792
24,710		Andersons, Inc	709,671
106,183	*	BJ’s Wholesale Club Holdings, Inc	4,743,195
28,675		Casey’s General Stores, Inc	6,371,298
26,760	*	Chefs’ Warehouse Holdings, Inc	862,475
340,606		Costco Wholesale Corp	126,736,086
54,313	*	Grocery Outlet Holding Corp	2,193,702
39,894	*,e	HF Foods Group Inc	248,540
9,085	e	Ingles Markets, Inc (Class A)	556,820
580,009		Kroger Co	21,193,529
10,760		Natural Grocers by Vitamin C	169,147
101,780	*	Performance Food Group Co	5,974,486
17,934		Pricesmart, Inc	1,507,173
45,057	*,e	Rite Aid Corp	789,399
29,053		SpartanNash Co	562,757
90,053	*	Sprouts Farmers Market, Inc	2,306,257
373,562		SYSCO Corp	31,651,908
43,334	*	United Natural Foods, Inc	1,597,291
169,151	*	US Foods Holding Corp	7,013,000
4,683		Village Super Market (Class A)	114,172
562,661		Walgreens Boots Alliance, Inc	29,877,299
1,075,922		Walmart, Inc	150,532,247
8,345	e	Weis Markets, Inc	432,688
		TOTAL FOOD & STAPLES RETAILING	398,385,932

FOOD, BEVERAGE & TOBACCO - 2.9%
1,659		Alico, Inc	49,720
1,431,740		Altria Group, Inc	68,365,585
136

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

423,294		Archer-Daniels-Midland Co	$26,722,550
48,265	e	B&G Foods, Inc (Class A)	1,408,373
40,793	*,e	Beyond Meat, Inc	5,371,622
6,894	*	Boston Beer Co, Inc (Class A)	8,386,482
59	*	Bridgford Foods Corp	840
32,846		Brown-Forman Corp (Class A)	2,343,562
137,169		Brown-Forman Corp (Class B)	10,463,251
102,012		Bunge Ltd	8,611,853
14,762		Calavo Growers, Inc	1,153,355
27,027		Cal-Maine Foods, Inc	1,009,729
147,775		Campbell Soup Co	7,056,256
27,128	*	Celsius Holdings, Inc	1,554,434
2,982,766		Coca-Cola Co	161,009,709
3,456		Coca-Cola Consolidated Inc	1,013,472
378,848		ConAgra Brands, Inc	14,051,472
124,596		Constellation Brands, Inc (Class A)	29,942,911
120,939	*	Darling International, Inc	8,399,214
7,025	*	Farmer Bros Co	71,655
150,198		Flowers Foods, Inc	3,598,744
21,564		Fresh Del Monte Produce, Inc	608,105
30,281	*	Freshpet, Inc	5,596,534
466,957		General Mills, Inc	28,419,003
64,307	*	Hain Celestial Group, Inc	2,637,230
112,577		Hershey Co	18,496,401
210,644		Hormel Foods Corp	9,731,753
94,942	*	Hostess Brands, Inc	1,451,663
51,132		Ingredion, Inc	4,776,240
11,897		J&J Snack Foods Corp	1,958,365
85,611		J.M. Smucker Co	11,214,185
7,570		John B. Sanfilippo & Son, Inc	665,403
190,238		Kellogg Co	11,874,656
537,132		Keurig Dr Pepper, Inc	19,256,182
497,210		Kraft Heinz Co	20,529,801
113,703		Lamb Weston Holdings, Inc	9,153,092
14,999		Lancaster Colony Corp	2,770,465
25,123	*	Landec Corp	284,392
10,480		Limoneira Co	189,269
189,878		McCormick & Co, Inc	17,157,376
10,303		MGP Ingredients, Inc	619,210
136,050	*	Molson Coors Brewing Co (Class B)	7,475,948
1,076,938		Mondelez International, Inc	65,488,600
284,190	*	Monster Beverage Corp	27,580,640
17,210		National Beverage Corp	836,234
53,148	*	NewAge, Inc	116,394
1,070,439		PepsiCo, Inc	154,314,486
1,200,057		Philip Morris International, Inc	114,005,415
43,159	*	Pilgrim’s Pride Corp	1,034,090
48,697	*	Post Holdings, Inc	5,540,745
122,967		Primo Water Corp	2,058,468
16,275		Sanderson Farms, Inc	2,677,726
222		Seaboard Corp	794,314
4,216	*	Seneca Foods Corp	194,189
63,347	*	Simply Good Foods Co	2,188,639
13,172	e	Tootsie Roll Industries, Inc	415,840
44,787	*	TreeHouse Foods, Inc	2,131,861
7,580		Turning Point Brands, Inc	370,056
137

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

223,561		Tyson Foods, Inc (Class A)	$17,314,799
19,801		Universal Corp	1,113,410
107,929		Vector Group Ltd	1,408,473
5,612	*	Vital Farms, Inc	136,484
		TOTAL FOOD, BEVERAGE & TOBACCO	935,170,925

HEALTH CARE EQUIPMENT & SERVICES - 6.3%
61,348	*	1Life Healthcare, Inc	2,669,252
1,334,937		Abbott Laboratories	160,299,235
34,445	*	Abiomed, Inc	11,047,545
68,105	*	Acadia Healthcare Co, Inc	4,148,957
24,556	*,e	Accelerate Diagnostics, Inc	179,504
10,598	*	Accolade, Inc	531,490
78,515	*	Accuray, Inc	369,021
7,460	*,e	Acutus Medical, Inc	101,829
58,221	*	AdaptHealth Corp	1,691,902
10,420	*	Addus HomeCare Corp	1,102,436
60,245	*	Align Technology, Inc	35,877,705
130,313	*	Allscripts Healthcare Solutions, Inc	2,027,670
44,936	*	Alphatec Holdings Inc	718,527
24,952	*	Amedisys, Inc	6,733,297
44,043	*	American Well Corp	677,822
113,688		AmerisourceBergen Corp	13,733,510
35,917	*	AMN Healthcare Services, Inc	2,848,218
22,554	*	Angiodynamics, Inc	548,062
123,274	*	Antares Pharma, Inc	467,208
192,437		Anthem, Inc	73,008,673
20,835	*	Apollo Medical Holdings, Inc	618,591
34,428	*	Apyx Medical Corp	348,756
81,802	*,e	Aspira Women’s Health, Inc	467,907
33,960	*	AtriCure, Inc	2,617,297
1,124		Atrion Corp	717,786
737	*,e	Avalon GloboCare Corp	752
37,191	*	Avanos Medical, Inc	1,607,023
28,753	*	AxoGen, Inc	538,256
24,126	*	Axonics Modulation Technologies, Inc	1,518,249
392,899		Baxter International, Inc	33,667,515
222,120		Becton Dickinson & Co	55,265,677
2,803	*	Bellerophon Therapeutics, Inc	12,305
9,619	*,e	Beyond Air, Inc	59,061
10,436	*	BioLife Solutions Inc	364,216
13,421	*,e	BioSig Technologies Inc	45,900
1,100,445	*	Boston Scientific Corp	47,979,402
146,444	*	Brookdale Senior Living, Inc	957,744
29,390	*	Cantel Medical Corp	2,583,675
227,157		Cardinal Health, Inc	13,706,653
27,347	*	Cardiovascular Systems, Inc	1,102,631
9,485	*	Castle Biosciences, Inc	654,750
442,875	*	Centene Corp	27,343,103
233,034		Cerner Corp	17,489,202
25,156	*	Certara, Inc	800,212
128,984	*	Cerus Corp	786,802
185,143	*	Change Healthcare, Inc	4,249,032
10,887	*,e	Chembio Diagnostics, Inc	43,439
12,022		Chemed Corp	5,729,805
265,203		Cigna Corp	66,038,199
138

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

20,038	*,e	Co-Diagnostics, Inc	$177,537
64,683	*	Community Health Systems, Inc	721,215
6,993		Computer Programs & Systems, Inc	209,930
21,206		Conmed Corp	2,988,986
37,118		Cooper Cos, Inc	15,251,415
6,500	*	Corvel Corp	760,565
90,257	*	Covetrus, Inc	2,585,863
22,394	*	Cross Country Healthcare, Inc	298,288
22,833	*	CryoLife, Inc	666,267
26,914	*,e	CryoPort, Inc	1,522,525
11,006	*	Cutera, Inc	330,510
1,007,375		CVS Health Corp	76,963,450
38,517	*	CytoSorbents Corp	356,282
485,439		Danaher Corp	123,272,380
56,949	*	DaVita, Inc	6,636,267
169,394		Dentsply Sirona, Inc	11,435,789
70,915	*	DexCom, Inc	27,380,282
6,209	*	Eargo, Inc	355,403
476,164	*	Edwards Lifesciences Corp	45,483,185
13,523	*	Electromed, Inc	132,120
75,836		Encompass Health Corp	6,435,443
40,165		Ensign Group, Inc	3,448,165
122,671	*	Envista Holdings Corp	5,309,201
34,826	*	Enzo Biochem, Inc	106,916
59,647	*	Evolent Health, Inc	1,291,954
121	*	Exagen, Inc	2,040
15,047	*	Five Star Senior Living, Inc	78,395
10,459	*,e	Fulgent Genetics, Inc	805,552
33,394	*	Glaukos Corp	3,144,379
58,947	*	Globus Medical, Inc	4,230,626
63,848	*	Guardant Health, Inc	10,150,555
38,243	*	Haemonetics Corp	2,572,224
26,333	*	Hanger Inc	656,482
205,457		HCA Healthcare, Inc	41,309,184
25,434	*,e	Health Catalyst, Inc	1,472,629
57,275	*	HealthEquity, Inc	4,351,182
15,634	*	HealthStream, Inc	377,717
110,308	*	Henry Schein, Inc	7,997,330
5,039	*	Heska Corp	920,373
49,341		Hill-Rom Holdings, Inc	5,438,365
195,617	*	Hologic, Inc	12,822,694
99,276		Humana, Inc	44,201,646
20,344	*	iCAD, Inc	367,006
15,292	*	ICU Medical, Inc	3,184,865
64,878	*	IDEXX Laboratories, Inc	35,617,373
5,820	*	Inari Medical, Inc	665,168
15,740	*	InfuSystem Holdings, Inc	356,039
14,364	*	Inogen, Inc	939,262
59,047	*	Inovalon Holdings, Inc	1,783,810
20,165	*	Inspire Medical Systems, Inc	4,775,475
51,077	*	Insulet Corp	15,078,952
25,757	*	Integer Holding Corp	2,418,067
55,460	*	Integra LifeSciences Holdings Corp	4,108,477
21,611	*	Intersect ENT, Inc	471,336
13,315	*	IntriCon Corp	307,976
89,371	*	Intuitive Surgical, Inc	77,305,915
139

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

23,166	*	Invacare Corp	$209,189
161	*	iRadimed Corp	4,458
22,296	*	iRhythm Technologies, Inc	1,735,967
10,450	*	Joint Corp	579,766
74,536	*	Laboratory Corp of America Holdings	19,816,886
51,344	*	Lantheus Holdings, Inc	1,216,853
16,588		LeMaitre Vascular, Inc	870,372
8,082	*	LENSAR, Inc	55,847
23,267	*	LHC Group, Inc	4,845,818
38,763	*	LivaNova plc	3,289,816
18,437	*	Magellan Health Services, Inc	1,736,765
38,374	*	Masimo Corp	8,928,479
122,078		McKesson Corp	22,896,950
63,632	*	MEDNAX, Inc	1,674,794
1,035,124		Medtronic plc	135,518,434
31,113	*	Meridian Bioscience, Inc	609,193
41,189	*	Merit Medical Systems, Inc	2,619,620
3,666		Mesa Laboratories, Inc	911,551
80,865	*,e	Milestone Scientific, Inc	203,780
7,622	*	Misonix Inc	141,541
9,626	*	ModivCare, Inc	1,348,410
44,400	*	Molina Healthcare, Inc	11,326,440
20,936	*,e	NantHealth, Inc	53,177
9,997		National Healthcare Corp	702,889
13,643		National Research Corp	699,886
22,496	*	Natus Medical, Inc	574,773
40,843	*	Neogen Corp	3,921,336
26,411	*	Nevro Corp	4,564,085
43,227	*	NextGen Healthcare, Inc	791,486
78,913	*	Novocure Ltd	16,106,143
40,332	*	NuVasive, Inc	2,881,721
70,300	*	Oak Street Health, Inc	4,332,589
32,580	*	Omnicell, Inc	4,724,752
5,992	*,e	Ontrak, Inc	195,579
10,481	*	OptimizeRx Corp	528,871
42,686	*	Option Care Health, Inc	814,449
55,936	*	OraSure Technologies, Inc	511,814
68,590	*	Ortho Clinical Diagnostics Holdings plc	1,350,537
10,498	*	Orthofix Medical Inc	465,586
8,489	*	OrthoPediatrics Corp	496,607
7,115	*	Outset Medical, Inc	426,331
56,763		Owens & Minor, Inc	2,048,577
66,702		Patterson Cos, Inc	2,143,802
64,051	*,e	PAVmed, Inc	292,713
19,910	*	Pennant Group, Inc	804,762
25,533	*	Penumbra, Inc	7,812,843
18,578	*,e	PetIQ, Inc	791,423
25,816	*	Phreesia, Inc	1,335,978
86,034		Premier, Inc	3,041,302
20,863	*	Progyny, Inc	1,187,313
8,415	*	Pulmonx Corp	395,589
15,571	*,e	Pulse Biosciences, Inc	299,897
103,869		Quest Diagnostics, Inc	13,698,244
28,915	*	Quidel Corp	3,030,003
47,864	*	Quotient Ltd	187,627
84,719	*	R1 RCM, Inc	2,311,134
140

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

32,981	*	RadNet, Inc	$736,796
22,676	*,e	Repro-Med Systems, Inc	85,489
110,714		Resmed, Inc	20,810,911
10,301	*,e	Retractable Technologies, Inc	100,023
31,391	*,e	Rockwell Medical, Inc	30,280
23,159	*	Schrodinger, Inc	1,765,642
17,851	*	SeaSpine Holdings Corp	371,479
87,546	*	Select Medical Holdings Corp	3,302,235
11,192	*	Sharps Compliance Corp	195,748
21,919	*	Shockwave Medical Inc	3,582,880
20,049	*	SI-BONE, Inc	711,740
41,844	*	Sientra, Inc	287,050
17,297	*	Signify Health, Inc	490,370
22,030	*	Silk Road Medical Inc	1,346,914
11,111		Simulations Plus, Inc	701,549
261	*,e	Soliton Inc	4,675
35,654	*	Staar Surgical Co	4,884,955
37,108	*	Stereotaxis, Inc	267,178
63,990		STERIS plc	13,503,170
267,143		Stryker Corp	70,159,766
50,925	*	Surgalign Holdings, Inc	92,174
17,146	*	Surgery Partners, Inc	826,437
12,498	*	SurModics, Inc	668,518
15,711	*,e	Tabula Rasa HealthCare, Inc	747,215
16,594	*	Tactile Systems Technology, Inc	950,836
46,431	*	Tandem Diabetes Care, Inc	4,267,009
9,395	*	Tela Bio, Inc	128,524
84,160	*	Teladoc, Inc	14,504,976
35,652		Teleflex, Inc	15,062,257
82,701	*	Tenet Healthcare Corp	4,900,861
34,296	*	Tivity Health, Inc	829,277
19,088	*	Transmedics Group, Inc	548,016
19,881	*	Triple-S Management Corp (Class B)	471,379
728,634		UnitedHealth Group, Inc	290,579,239
57,176		Universal Health Services, Inc (Class B)	8,485,490
10,603	e	US Physical Therapy, Inc	1,192,307
1,543		Utah Medical Products, Inc	134,642
15,373	*	Vapotherm, Inc	338,206
22,158	*	Varex Imaging Corp	526,031
105,279	*	Veeva Systems, Inc	29,736,054
27,034	*	Viemed Healthcare, Inc	271,962
85,212	*	ViewRay, Inc	409,870
25,288	*	Vocera Communications, Inc	914,667
32,564	*,e	VolitionRX Ltd	109,089
56,419		West Pharmaceutical Services, Inc	18,534,770
159,027		Zimmer Biomet Holdings, Inc	28,173,223
17,126	*,e	Zynex Inc	252,951
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,079,186,412

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
28,120	*	BellRing Brands, Inc	725,215
8,650	*	Central Garden & Pet Co	468,311
31,768	*	Central Garden and Pet Co (Class A)	1,565,209
190,783		Church & Dwight Co, Inc	16,357,734
97,147		Clorox Co	17,729,327
648,696		Colgate-Palmolive Co	52,349,767
141

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

221,781	*	Coty, Inc	$2,220,028
43,109		Edgewell Personal Care Co	1,646,764
30,324	*	elf Beauty, Inc	917,301
49,150		Energizer Holdings, Inc	2,423,095
174,693		Estee Lauder Cos (Class A)	54,818,663
71,425	*	Herbalife Nutrition Ltd	3,269,122
13,924		Inter Parfums, Inc	1,024,806
258,882		Kimberly-Clark Corp	34,514,148
8,497	*	Lifevantage Corp	69,081
8,443		Medifast, Inc	1,917,321
3,947		Nature’s Sunshine Products, Inc	82,137
41,315		Nu Skin Enterprises, Inc (Class A)	2,183,911
2,626		Oil-Dri Corp of America	91,726
1,880,680		Procter & Gamble Co	250,920,326
5,496	*	Revlon, Inc (Class A)	65,238
33,018		Reynolds Consumer Products, Inc	968,088
33,625		Spectrum Brands Holdings, Inc	2,963,708
9,150	*	USANA Health Sciences, Inc	823,409
48,983	*	Veru, Inc	433,010
10,749		WD-40 Co	2,673,706
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	453,221,151

INSURANCE - 2.2%
524,830		Aflac, Inc	28,199,116
10,701	*	Alleghany Corp	7,265,658
231,166		Allstate Corp	29,311,849
26,478	*	AMBAC Financial Group, Inc	454,098
72,765		American Equity Investment Life Holding Co	2,254,260
57,708		American Financial Group, Inc	7,090,005
665,633		American International Group, Inc	32,249,919
5,742		American National Group, Inc	650,856
15,389		Amerisafe, Inc	955,349
174,282		Aon plc	43,821,466
297,952	*	Arch Capital Group Ltd	11,831,674
27,871	*	Argo Group International Holdings Ltd	1,454,309
146,105		Arthur J. Gallagher & Co	21,177,920
45,714		Assurant, Inc	7,113,098
66,612		Assured Guaranty Ltd	3,387,220
88,738	*	Athene Holding Ltd	5,294,996
63,661		Axis Capital Holdings Ltd	3,552,284
68,171	*	Brighthouse Financial, Inc	3,189,721
177,991		Brown & Brown, Inc	9,465,561
30,789	*	BRP Group, Inc	893,497
346,749		Chubb Ltd	59,498,661
116,311		Cincinnati Financial Corp	13,105,923
31,384	*,e	Citizens, Inc (Class A)	183,283
24,147		CNA Financial Corp	1,133,219
113,594		Conseco, Inc	2,900,055
563		Crawford & Co	5,906
3,646		Donegal Group, Inc (Class A)	56,258
20,297	*	eHealth, Inc	1,435,810
30,028		Employers Holdings, Inc	1,215,533
9,918	*	Enstar Group Ltd	2,491,203
18,575		Erie Indemnity Co (Class A)	3,975,421
30,428		Everest Re Group Ltd	8,427,035
6,929		FBL Financial Group, Inc (Class A)	392,805
142

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,057		FedNat Holding Co	$30,830
214,718		Fidelity National Financial Inc	9,795,435
83,023		First American Financial Corp	5,354,983
396,086	*	Genworth Financial, Inc (Class A)	1,711,091
78,273		Globe Life, Inc	8,022,200
31,860	*	GoHealth, Inc	380,090
10,133		Goosehead Insurance, Inc	1,114,022
25,827	*	Greenlight Capital Re Ltd (Class A)	238,383
29,303		Hanover Insurance Group, Inc	4,052,898
277,168		Hartford Financial Services Group, Inc	18,282,001
8,685		HCI Group, Inc	637,653
32,368		Heritage Insurance Holdings, Inc	294,872
37,257		Horace Mann Educators Corp	1,494,006
2,871		Independence Holding Co	126,324
763		Investors Title Co	134,616
25,292		James River Group Holdings Ltd	1,191,506
48,650		Kemper Corp	3,797,619
16,258		Kinsale Capital Group, Inc	2,829,055
25,945	*,e	Lemonade, Inc	2,345,428
146,871		Lincoln National Corp	9,418,837
173,836		Loews Corp	9,691,357
10,504	*	Markel Corp	12,357,116
388,825		Marsh & McLennan Cos, Inc	52,763,552
56,330	*	MBIA, Inc	564,427
22,360		Mercury General Corp	1,392,357
580,684		Metlife, Inc	36,948,923
1,863		National Western Life Group, Inc	427,186
5,736	*	NI Holdings, Inc	109,844
222,173		Old Republic International Corp	5,469,899
16,124	*	Palomar Holdings, Inc	1,134,485
31,002		Primerica, Inc	4,953,190
209,876		Principal Financial Group	13,404,780
43,676		ProAssurance Corp	1,091,900
450,857		Progressive Corp	45,419,334
9,175	*	ProSight Global, Inc	116,706
3,923		Protective Insurance Corp	90,229
302,969		Prudential Financial, Inc	30,405,969
52,118		Reinsurance Group of America, Inc (Class A)	6,802,963
39,529		RenaissanceRe Holdings Ltd	6,672,890
30,110		RLI Corp	3,356,061
11,864		Safety Insurance Group, Inc	973,204
43,759		Selective Insurance Group, Inc	3,331,810
101,259	*	Selectquote, Inc	3,152,193
62,762	*	SiriusPoint Ltd	664,022
14,283		State Auto Financial Corp	269,663
20,193		Stewart Information Services Corp	1,184,319
14,139		Tiptree Inc	141,531
193,585		Travelers Cos, Inc	29,939,856
23,398	*	Trupanion, Inc	1,897,578
12,876		United Fire Group Inc	389,628
12,036		United Insurance Holdings Corp	67,281
22,601		Universal Insurance Holdings, Inc	315,284
158,920		Unum Group	4,491,079
107,596		W.R. Berkley Corp	8,577,553
14,767	*	Watford Holdings Ltd	514,778
2,396		White Mountains Insurance Group Ltd	2,792,370
143

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

98,686		Willis Towers Watson plc	$25,545,858
		TOTAL INSURANCE	703,106,992

MATERIALS - 2.9%
14,330	*	Advanced Emissions Solutions, Inc	67,351
21,255	*	AdvanSix, Inc	618,095
170,463		Air Products & Chemicals, Inc	49,175,166
88,614		Albemarle Corp	14,902,216
136,686	*	Alcoa Corp	5,008,175
97,921	*	Allegheny Technologies, Inc	2,277,642
1,230,079		Amcor plc	14,453,428
16,772		American Vanguard Corp	331,750
83,436	*,e	Amyris, Inc	1,214,828
48,954		Aptargroup, Inc	7,382,753
76,974	*	Arconic Corp	2,201,456
15,086		Ardagh Group S.A.	405,210
41,798		Ashland Global Holdings, Inc	3,603,406
64,614		Avery Dennison Corp	13,838,380
69,243		Avient Corp	3,515,467
160,481	*	Axalta Coating Systems Ltd	5,117,739
25,107		Balchem Corp	3,193,359
246,460		Ball Corp	23,078,514
102,116	*	Berry Global Group, Inc	6,496,620
46,925		Cabot Corp	2,575,244
11,306	e	Caledonia Mining Corp plc	157,266
36,723		Carpenter Technology Corp	1,390,700
86,762		Celanese Corp (Series A)	13,591,267
37,374	*	Century Aluminum Co	585,277
165,118		CF Industries Holdings, Inc	8,029,688
5,569		Chase Corp	659,592
126,652		Chemours Co	3,824,890
12,952	*	Clearwater Paper Corp	433,374
349,164	*,e	Cleveland-Cliffs, Inc	6,236,069
191,386	*	Coeur Mining, Inc	1,546,399
92,569		Commercial Metals Co	2,704,866
27,716		Compass Minerals International, Inc	1,882,471
577,646		Corteva, Inc	28,166,019
97,691		Crown Holdings, Inc	10,726,472
45,594	*	Domtar Corp	1,797,316
571,389		Dow, Inc	35,711,813
418,312		DuPont de Nemours, Inc	32,256,038
32,294	*	Eagle Materials, Inc	4,461,093
102,464		Eastman Chemical Co	11,823,321
191,152		Ecolab, Inc	42,840,986
173,232		Element Solutions, Inc	3,790,316
73,399	*	Ferro Corp	1,222,827
48,283	*,†	Ferroglobe plc	0
98,404		FMC Corp	11,635,289
24,415	*	Forterra, Inc	572,776
1,116,437		Freeport-McMoRan, Inc (Class B)	42,100,839
24,364		FutureFuel Corp	309,423
18,237	*,e	Gatos Silver, Inc	209,361
39,115	*	GCP Applied Technologies, Inc	1,004,864
38,095		Glatfelter Corp	560,758
35,140		Gold Resource Corp	94,527
196,770		Graphic Packaging Holding Co	3,650,084
144

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

20,864		Greif, Inc (Class A)	$1,262,481
5,806		Greif, Inc (Class B)	347,257
40,341		H.B. Fuller Co	2,695,586
14,948		Hawkins, Inc	498,516
7,327		Haynes International, Inc	214,242
400,042		Hecla Mining Co	2,364,248
152,123		Huntsman Corp	4,361,366
30,978	*	Ingevity Corp	2,418,762
20,839		Innospec, Inc	2,029,927
191,620		International Flavors & Fragrances, Inc	27,242,615
301,292		International Paper Co	17,474,936
12,016	*	Intrepid Potash, Inc	386,435
14,715		Kaiser Aluminum Corp	1,772,716
12,058	*	Koppers Holdings, Inc	400,808
23,752	*	Kraton Corp	849,372
17,312		Kronos Worldwide, Inc	294,304
405,140		Linde plc	115,805,218
113,854	*	Livent Corp	2,051,649
82,396		Louisiana-Pacific Corp	5,428,249
196,261		LyondellBasell Industries NV	20,360,116
1,527	*	Marrone Bio Innovations, Inc	2,581
48,137		Martin Marietta Materials, Inc	16,998,137
15,968		Materion Corp	1,130,694
30,449		Minerals Technologies, Inc	2,379,285
267,689		Mosaic Co	9,417,299
23,866		Myers Industries, Inc	538,417
14,884		Neenah Inc	791,382
5,513		NewMarket Corp	1,910,751
617,827		Newmont Goldcorp Corp	38,558,583
181,575	*	Novagold Resources Inc	1,632,359
233,690		Nucor Corp	19,223,339
127,895	*	O-I Glass, Inc	2,108,989
113,392		Olin Corp	4,879,258
5,860		Olympic Steel, Inc	170,233
43,249	*	Orion Engineered Carbons SA	858,925
72,784		Packaging Corp of America	10,746,558
30,719		Pactiv Evergreen, Inc	452,184
181,349		PPG Industries, Inc	31,054,203
32,840		PQ Group Holdings, Inc	459,760
10,113		Quaker Chemical Corp	2,450,886
23,322	*	Ranpak Holdings Corp	448,482
19,426	*	Rayonier Advanced Materials, Inc	176,582
48,408		Reliance Steel & Aluminum Co	7,760,287
51,084		Royal Gold, Inc	5,714,256
89,462		RPM International, Inc	8,484,576
11,406	*	Ryerson Holding Corp	181,127
15,288		Schnitzer Steel Industries, Inc (Class A)	721,747
25,187		Schweitzer-Mauduit International, Inc	1,150,290
30,644		Scotts Miracle-Gro Co (Class A)	7,083,667
120,303		Sealed Air Corp	5,942,968
31,845		Sensient Technologies Corp	2,618,933
190,443		Sherwin-Williams Co	52,156,624
60,662		Silgan Holdings, Inc	2,558,117
77,462		Sonoco Products Co	5,070,663
60,260		Southern Copper Corp	4,182,647
154,374		Steel Dynamics, Inc	8,370,158
145

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

17,131		Stepan Co	$2,238,336
90,890	*	Summit Materials, Inc	2,616,723
64,626		SunCoke Energy, Inc	436,226
34,451	*	TimkenSteel Corp	414,101
9,133	*	Trecora Resources	69,319
15,399		Tredegar Corp	225,133
27,946		Trinseo S.A.	1,730,137
70,170		Tronox Holdings plc	1,487,604
3,261	*	UFP Technologies, Inc	163,246
834		United States Lime & Minerals, Inc	115,242
195,769		United States Steel Corp	4,504,645
12,237	*	US Concrete, Inc	775,948
142,359		Valvoline, Inc	4,470,073
27,947		Verso Corp	431,502
102,897		Vulcan Materials Co	18,340,361
43,831		W R Grace & Co	3,012,505
40,038		Warrior Met Coal, Inc	634,602
26,283		Westlake Chemical Corp	2,467,711
199,304		WestRock Co	11,111,198
29,399		Worthington Industries, Inc	1,918,579
		TOTAL MATERIALS	957,239,721

MEDIA & ENTERTAINMENT - 8.7%
588,532		Activision Blizzard, Inc	53,668,233
231,532	*	Alphabet, Inc (Class A)	544,910,562
224,270	*	Alphabet, Inc (Class C)	540,517,612
175,791	*	Altice USA, Inc	6,382,971
293,751	*,e	AMC Entertainment Holdings, Inc	2,946,323
24,488	*,e	AMC Networks, Inc	1,231,257
8,391	*	Boston Omaha Corp	235,116
4,150		Cable One, Inc	7,428,500
20,398	*	Cardlytics, Inc	2,805,337
66,063	*	Cargurus, Inc	1,630,435
52,392	*	Cars.com, Inc	692,098
108,413	*	Charter Communications, Inc	73,010,735
85,356	*	Cinemark Holdings, Inc	1,809,547
3,494,143		Comcast Corp (Class A)	196,196,130
37,208	*	comScore, Inc	137,298
470	*	Daily Journal Corp	143,439
39,986	*	DHI Group, Inc	116,759
120,779	*,e	Discovery, Inc (Class A)	4,548,537
238,771	*	Discovery, Inc (Class C)	7,714,691
189,414	*	DISH Network Corp (Class A)	8,483,853
219,738		Electronic Arts, Inc	31,220,375
61,574	*	Emerald Holding, Inc	345,430
91,027	*	Entercom Communications Corp	440,571
41,363		Entravision Communications Corp (Class A)	159,248
114,747	*,e	Eros STX Global Corp	149,171
50,131	*	Eventbrite Inc	1,181,588
11,098	*	EverQuote Inc	375,889
34,013		EW Scripps Co (Class A)	735,361
1,852,435	*	Facebook, Inc	602,189,570
32,327	*	Fluent, Inc	120,256
262,826		Fox Corp (Class A)	9,834,949
122,658		Fox Corp (Class B)	4,462,298
5,234	*	Gaia, Inc	55,166
146

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

103,352	*	Gannett Co, Inc	$469,218
72,446		Gray Television, Inc	1,472,103
9,282	*	Hemisphere Media Group, Inc	113,426
56,904	*	IAC/InterActive Corp	14,423,457
47,142	*	iHeartMedia, Inc	902,298
38,923	*	Imax Corp	802,592
295,209		Interpublic Group of Cos, Inc	9,372,886
38,083		John Wiley & Sons, Inc (Class A)	2,168,446
6,341	*	Liberty Braves Group (Class A)	177,485
32,042	*	Liberty Braves Group (Class C)	887,243
19,315	*	Liberty Broadband Corp (Class A)	3,045,396
123,162	*	Liberty Broadband Corp (Class C)	20,040,839
18,720	*	Liberty Media Group (Class A)	775,382
154,653	*	Liberty Media Group (Class C)	7,259,412
63,511	*	Liberty SiriusXM Group (Class A)	2,870,062
133,349	*	Liberty SiriusXM Group (Class C)	6,031,375
71,481	*	Liberty TripAdvisor Holdings, Inc	361,694
46,102	*	Lions Gate Entertainment Corp (Class A)	667,096
89,647	*	Lions Gate Entertainment Corp (Class B)	1,129,552
110,417	*	Live Nation, Inc	9,040,944
18,131	*	LiveXLive Media, Inc	77,782
10,072		Loral Space & Communications, Inc	404,189
14,125	*	Madison Square Garden Co	2,610,865
14,125	*	Madison Square Garden Entertainment Corp	1,279,866
25,461	*	Marcus Corp	508,202
172,515	*	Match Group, Inc	26,848,510
7,943	*	MediaAlpha, Inc	351,478
34,743	*	Meredith Corp	1,080,507
38,231	*	MSG Networks, Inc	606,726
48,320		National CineMedia, Inc	206,326
328,351	*	Netflix, Inc	168,598,388
126,545		New York Times Co (Class A)	5,746,408
292,807		News Corp (Class A)	7,670,079
96,522		News Corp (Class B)	2,346,450
32,427		Nexstar Media Group Inc	4,780,064
161,886		Omnicom Group, Inc	13,316,742
310,263	*	Pinterest, Inc	20,592,155
59,561	*	Playtika Holding Corp	1,654,605
42,462	*	QuinStreet, Inc	860,705
83,957	*	Roku, Inc	28,794,732
1,557	*	Saga Communications, Inc	35,079
23,182		Scholastic Corp	703,110
38,405		Sinclair Broadcast Group, Inc (Class A)	1,247,010
851,374	e	Sirius XM Holdings, Inc	5,193,381
102,408	*	Spotify Technology S.A.	25,819,105
87,050	*	Take-Two Interactive Software, Inc	15,266,829
19,799	*	TechTarget, Inc	1,518,583
174,569		TEGNA, Inc	3,501,854
12,665	*	Tribune Publishing Co	220,878
75,518	*	TripAdvisor, Inc	3,559,163
88,583	*	TrueCar, Inc	407,482
600,743	*	Twitter, Inc	33,173,029
9,181	e	ViacomCBS, Inc (Class A)	414,981
421,937		ViacomCBS, Inc (Class B)	17,307,856
1,395,266	*	Walt Disney Co	259,547,381
40,981	*	WideOpenWest, Inc	576,603
147

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

35,196		World Wrestling Entertainment, Inc (Class A)	$1,939,652
58,093	*	Yelp, Inc	2,283,055
45,669	*	Zillow Group, Inc (Class A)	6,089,961
112,866	*	Zillow Group, Inc (Class C)	14,686,124
686,462	*	Zynga, Inc	7,427,519
		TOTAL MEDIA & ENTERTAINMENT	2,877,143,625

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.0%
44,908	*	10X Genomics, Inc	8,882,802
5,492	*	89bio, Inc	144,385
1,362,432		AbbVie, Inc	151,911,168
55,363	*,e	Abeona Therapeutics, Inc	97,993
85,651	*	Acadia Pharmaceuticals, Inc	1,760,985
40,384	*	Acceleron Pharma, Inc	5,046,788
68,121	*,e	AcelRx Pharmaceuticals, Inc	88,557
59,032	*	Adaptive Biotechnologies Corp	2,455,731
50,388	*,e	ADMA Biologics, Inc	98,760
66,953	*	Adverum Biotechnologies, Inc	261,117
33,288	*	Aeglea BioTherapeutics, Inc	258,981
28,995	*	Aerie Pharmaceuticals, Inc	496,684
56,149	*	Affimed NV	600,233
115,174	*	Agenus, Inc	355,888
70,317	*,e	Agile Therapeutics, Inc	130,086
235,027		Agilent Technologies, Inc	31,409,008
47,992	*	Agios Pharmaceuticals, Inc	2,677,954
105,694	*	Akebia Therapeutics, Inc	337,164
10,278	*,e	Akero Therapeutics, Inc	316,562
10,990	*	Akouos, Inc	156,278
10,108	*	Albireo Pharma, Inc	324,467
71,596	*,†	Alder Biopharmaceuticals Inc	63,004
36,531	*	Alector, Inc	712,354
163,925	*	Alexion Pharmaceuticals, Inc	27,650,869
7,790	*	Aligos Therapeutics, Inc	200,359
121,352	*	Alkermes plc	2,670,351
20,271	*	Allakos, Inc	2,211,972
41,019	*	Allogene Therapeutics, Inc	1,268,307
13,657	*	Allovir, Inc	322,715
89,846	*	Alnylam Pharmaceuticals, Inc	12,635,941
7,260	*	ALX Oncology Holdings, Inc	454,912
451,208		Amgen, Inc	108,127,485
193,454	*	Amicus Therapeutics, Inc	1,903,587
90,760	*	Amneal Pharmaceuticals, Inc	500,088
29,714	*	Amphastar Pharmaceuticals, Inc	517,024
15,851	*	AnaptysBio, Inc	370,121
34,119	*,e	Anavex Life Sciences Corp	412,158
5,085	*	ANI Pharmaceuticals, Inc	169,229
8,726	*	Anika Therapeutics, Inc	350,611
9,398	*	Annexon, Inc	187,302
44,202	*	Apellis Pharmaceuticals, Inc	2,239,715
29,630	*,e	Applied Genetic Technologies Corp	125,335
9,388	*,e	Applied Molecular Transport, Inc	539,716
12,708	*	Applied Therapeutics, Inc	235,352
5,480	*,e	Aprea Therapeutics, Inc	25,701
47,220	*,e	Aptinyx, Inc	126,550
16,175	*,e	Aquestive Therapeutics, Inc	65,832
13,967	*,e	Aravive Inc	73,327
148

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

18,172	*	Arcturus Therapeutics Holdings, Inc	$666,186
32,066	*	Arcus Biosciences, Inc	1,082,227
16,041	*	Arcutis Biotherapeutics, Inc	537,373
50,131	*	Ardelyx, Inc	366,458
44,454	*	Arena Pharmaceuticals, Inc	3,050,878
78,302	*	Arrowhead Pharmaceuticals Inc	5,697,254
26,912	*	Arvinas, Inc	1,855,313
23,728	*	Assembly Biosciences, Inc	101,556
56,121	*	Atara Biotherapeutics, Inc	789,061
10,418	*,e	Atea Pharmaceuticals, Inc	257,429
54,957	*	Athenex, Inc	220,378
137,117	*,e	Athersys, Inc	228,985
9,914	*,e	Athira Pharma, Inc	195,108
19,488	*	Atreca, Inc	232,687
387,105	*	Avantor, Inc	12,402,844
18,249	*,e	Avenue Therapeutics, Inc	93,435
17,272	*,e	AVEO Pharmaceuticals, Inc	121,768
42,863	*	Avid Bioservices, Inc	917,483
12,674	*	Avidity Biosciences, Inc	297,079
25,652	*	Avrobio, Inc	299,615
36,292	*	Axcella Health, Inc	150,249
21,552	*	Axsome Therapeutics, Inc	1,303,034
1,870	*,e	Aytu BioScience, Inc	12,379
30,906	*,e	Beam Therapeutics, Inc	2,534,292
14,129	*	Berkeley Lights, Inc	693,875
14,105	*	Beyondspring Inc	152,193
8,940	*	BioAtla, Inc	443,335
136,958	*,e	BioCryst Pharmaceuticals, Inc	1,593,506
59,451	*	BioDelivery Sciences International, Inc	205,700
118,242	*	Biogen, Inc	31,609,634
37,255	*	Biohaven Pharmaceutical Holding Co Ltd	2,797,850
140,169	*	BioMarin Pharmaceutical, Inc	10,921,968
16,374	*	Bio-Rad Laboratories, Inc (Class A)	10,317,749
29,692		Bio-Techne Corp	12,693,033
9,945	*,e	Bioxcel Therapeutics Inc	337,832
12,497	*	Black Diamond Therapeutics, Inc	332,920
49,659	*	Bluebird Bio, Inc	1,489,770
42,192	*	Blueprint Medicines Corp	4,063,933
9,800	*	Bolt Biotherapeutics, Inc	219,128
30,785	*,e	BrainStorm Cell Therapeutics, Inc	106,824
71,632	*	Bridgebio Pharma, Inc	4,005,661
1,746,125		Bristol-Myers Squibb Co	108,993,122
80,409		Bruker BioSciences Corp	5,509,625
8,234	*,e	C4 Therapeutics, Inc	272,545
6,432	*,e	Cabaletta Bio, Inc	71,588
80,639	*	Calithera Biosciences, Inc	174,987
4,890	*,e	Calyxt, Inc	24,352
32,865	*	Cara Therapeutics, Inc	425,602
37,486	*	CareDx, Inc	2,964,018
32,782	*	CASI Pharmaceuticals, Inc	58,680
25,270	*,e	Cassava Sciences, Inc	1,182,636
27,064	*,e	Catabasis Pharmaceuticals, Inc	60,894
125,949	*	Catalent, Inc	14,165,484
76,486	*	Catalyst Pharmaceuticals, Inc	350,306
28,692	*,e	CEL-SCI Corp	692,338
68	*	Centogene NV	739
149

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

76,225	*	Cerecor Inc	$239,346
37,951	*	Charles River Laboratories International, Inc	12,616,810
94,520	*,e	Checkpoint Therapeutics Inc	274,108
38,382	*	ChemoCentryx, Inc	1,855,002
39,879	*	Chiasma, Inc	118,839
55,373	*	Chimerix, Inc	482,299
26,874	*	Chinook Therapeutics, Inc	482,388
33,231	*,e	ChromaDex Corp	295,091
51,151	*,e	Cidara Therapeutics, Inc	113,555
62,954	*,e	Clovis Oncology, Inc	373,947
40,339	*	Codexis, Inc	935,058
45,593	*	Coherus Biosciences, Inc	674,776
24,680	*	Collegium Pharmaceutical, Inc	550,364
29,976	*	Concert Pharmaceuticals, Inc	124,400
21,905	*	Constellation Pharmaceuticals, Inc	473,586
26,842	*,e	ContraFect Corp	118,910
55,322	*,e	Corbus Pharmaceuticals Holdings, Inc	99,580
75,382	*	Corcept Therapeutics, Inc	1,717,956
20,500	*,e	CorMedix Inc	177,120
12,442	*,e	Cortexyme Inc	487,353
21,423	*	Crinetics Pharmaceuticals, Inc	370,832
23,500	*	Cue Biopharma, Inc	285,055
10,136	*	Cullinan Oncology, Inc	329,015
52,860	*	Cymabay Therapeutics, Inc	228,884
50,381	*	Cytokinetics, Inc	1,281,693
29,131	*	CytomX Therapeutics, Inc	272,666
29,585	*	Deciphera Pharmaceuticals, Inc	1,371,856
48,723	*	Denali Therapeutics, Inc	2,944,818
7,935	*,e	DermTech, Inc	333,667
48,495	*	Dicerna Pharmaceuticals, Inc	1,512,559
156,303	*	Durect Corp	296,976
20,577	*,e	Dyadic International, Inc	92,802
88,569	*,e	Dynavax Technologies Corp	883,919
7,289	*	Dyne Therapeutics, Inc	143,448
11,214	*	Eagle Pharmaceuticals, Inc	457,868
48,697	*	Editas Medicine, Inc	1,802,276
19,133	*	Eiger BioPharmaceuticals, Inc	162,439
352,016	*	Elanco Animal Health, Inc	11,162,427
650,691		Eli Lilly & Co	118,926,794
14,278	*,e	Eloxx Pharmaceuticals, Inc	31,126
35,006	*	Emergent Biosolutions, Inc	2,134,666
13,792	*	Enanta Pharmaceuticals, Inc	699,806
175,799	*	Endo International plc	1,007,328
504	*,e	Enochian Biosciences Inc	1,704
62,499	*	Epizyme, Inc	488,117
20,619	*,e	Esperion Thereapeutics, Inc	555,682
13,020	*,e	Evelo Biosciences, Inc	171,213
58,211	*,e	Evofem Biosciences Inc	86,152
22,516	*	Evolus, Inc	205,121
115,658	*	Exact Sciences Corp	15,246,038
237,326	*	Exelixis, Inc	5,842,966
70,922	*,e	Exicure, Inc	139,716
58,311	*	Fate Therapeutics, Inc	5,095,798
21,118	*,e	Fennec Pharmaceuticals, Inc	131,988
65,218	*	FibroGen, Inc	1,455,666
26,060	*	Flexion Therapeutics, Inc	202,226
150

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

49,352	*,e	Fluidigm Corp	$247,254
12,202	*	Forma Therapeutics Holdings, Inc	328,844
71,352	*,e	Fortress Biotech, Inc	308,241
22,241	*,e	Frequency Therapeutics, Inc	258,218
11,092	*	Fulcrum Therapeutics, Inc	124,785
26,352	*	G1 Therapeutics, Inc	555,237
72,963	*,e	Galectin Therapeutics, Inc	322,496
9,277	*	Generation Bio Co	338,239
23,320	*,e	Genprex, Inc	88,616
194,122	*,e	Geron Corp	281,477
973,976		Gilead Sciences, Inc	61,818,257
44,211	*	Global Blood Therapeutics, Inc	1,802,925
22,054	*	GlycoMimetics, Inc	52,930
43,062	*	Gossamer Bio, Inc	372,056
5,202	*,e	Graybug Vision, Inc	24,657
36,887	*	Gritstone Oncology, Inc	333,827
105,915	*	Halozyme Therapeutics, Inc	5,290,454
3,376	*	Harmony Biosciences Holdings, Inc	98,917
6,122	*	Harpoon Therapeutics, Inc	138,602
34,843	*,e	Harrow Health, Inc	267,246
61,808	*	Harvard Bioscience, Inc	428,329
69,386	*	Heron Therapeutics, Inc	1,212,867
29,012	*	Homology Medicines, Inc	196,411
17,405	*,e	Hookipa Pharma, Inc	235,664
151,549	*	Horizon Therapeutics Plc	14,339,566
145,112	*,e	iBio, Inc	198,803
13,639	*	Ideaya Biosciences, Inc	280,281
6,036	*,e	IGM Biosciences, Inc	426,866
113,788	*	Illumina, Inc	44,700,478
2,811	*	Immunic, Inc	43,177
22,711	*,e	ImmunityBio, Inc	403,120
145,304	*	Immunogen, Inc	1,171,150
30,492	*	Immunovant, Inc	478,115
141,627	*	Incyte Corp	12,092,113
5,912	*	Inhibrx, Inc	126,103
51,012	*	Innoviva, Inc	584,087
122,067	*,e	Inovio Pharmaceuticals, Inc	831,276
5,115	*,e	Inozyme Pharma, Inc	94,525
76,755	*	Insmed, Inc	2,588,946
38,855	*	Intellia Therapeutics, Inc	2,982,898
21,877	*	Intercept Pharmaceuticals, Inc	432,727
51,393	*	Intra-Cellular Therapies, Inc	1,769,461
89,736	*,e	Invitae Corp	3,131,786
99,851	*	Ionis Pharmaceuticals, Inc	4,275,620
106,776	*	Iovance Biotherapeutics, Inc	3,357,037
146,484	*	IQVIA Holdings, Inc	34,378,330
119,898	*	Ironwood Pharmaceuticals, Inc	1,323,674
6,460	*	iTeos Therapeutics, Inc	151,875
55,928	*	IVERIC bio, Inc	391,496
42,120	*	Jazz Pharmaceuticals plc	6,924,528
2,034,895		Johnson & Johnson	331,138,463
8,662	*	Jounce Therapeutics, Inc	81,683
131,404	*	Kadmon Holdings, Inc	533,500
38,118	*,e	Kala Pharmaceuticals, Inc	294,652
27,253	*	Kaleido Biosciences Inc	215,026
17,147	*	KalVista Pharmaceuticals Inc	428,161
151

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,241	*	Karuna Therapeutics, Inc	$1,358,873
47,526	*	Karyopharm Therapeutics, Inc	443,893
10,566	*	Keros Therapeutics, Inc	621,281
36,515	*	Kezar Life Sciences, Inc	212,882
33,982	*	Kindred Biosciences, Inc	169,910
17,424	*	Kiniksa Pharmaceuticals Ltd	286,799
10,555	*	Kinnate Biopharma, Inc	283,085
25,022	*,e	Kodiak Sciences, Inc	3,023,658
10,681	*,e	Kronos Bio, Inc	289,135
10,562	*	Krystal Biotech Inc	839,045
44,453	*	Kura Oncology, Inc	1,197,119
7,413	*	Kymera Therapeutics, Inc	337,662
10,743	*,e	La Jolla Pharmaceutical Co	47,699
25,546	*	Lannett Co, Inc	111,636
31,898	*	Lexicon Pharmaceuticals, Inc	155,024
11,370	*	Ligand Pharmaceuticals, Inc (Class B)	1,658,769
31,107	*,e	Liquidia Corp	88,344
395	*,e	LogicBio Therapeutics, Inc	2,180
33,861		Luminex Corp	1,242,360
41,985	*	MacroGenics, Inc	1,358,635
6,924	*,e	Madrigal Pharmaceuticals, Inc	942,356
16,996	*	Magenta Therapeutics, Inc	198,003
173,631	*,e	MannKind Corp	793,494
52,282	*	Maravai LifeSciences Holdings, Inc	2,034,293
16,647	*,e	Marinus Pharmaceuticals, Inc	244,877
93,752	*,e	Marker Therapeutics Inc	240,005
50,605	*,e	MediciNova, Inc	222,156
20,927	*	Medpace Holdings, Inc	3,550,893
67,141	*	MEI Pharma, Inc	245,065
11,473	*	MeiraGTx Holdings plc	171,866
1,948,781		Merck & Co, Inc	145,184,185
42,083	*	Mersana Therapeutics, Inc	670,382
18,122	*	Mettler-Toledo International, Inc	23,799,985
25,528	*	Minerva Neurosciences, Inc	60,757
33,221	*	Mirati Therapeutics, Inc	5,521,995
5,376	*	Mirum Pharmaceuticals, Inc	105,047
220,602	*	Moderna, Inc	39,448,050
16,898	*	Molecular Templates, Inc	158,165
10,823	*	Morphic Holding, Inc	599,594
39,098	*	Mustang Bio, Inc	126,287
51,538	*	Myriad Genetics, Inc	1,557,478
33,206	*	NanoString Technologies, Inc	2,645,522
57,888	*	Natera, Inc	6,368,838
135,344	*	Nektar Therapeutics	2,654,096
81,371	*	NeoGenomics, Inc	3,986,365
23,519	*	Neoleukin Therapeutics, Inc	293,752
19,825	*	Neubase Therapeutics, Inc	119,545
71,239	*	Neurocrine Biosciences, Inc	6,731,373
12,885	*	NextCure Inc	113,001
17,096	*	NGM Biopharmaceuticals Inc	470,140
12,317	*	Nkarta, Inc	392,296
47,781	*	Novavax, Inc	11,320,752
8,438	*	Nurix Therapeutics, Inc	293,811
55,556	*,e	Nymox Pharmaceutical Corp	110,556
56,023	*	Ocular Therapeutix, Inc	1,029,703
9,458	*	Olema Pharmaceuticals, Inc	265,297
152

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

53,494	*,e	Omeros Corp	$944,704
62,129	*	Oncocyte Corp	319,343
309,914	*,e	Opko Health, Inc	1,270,647
19,877	*,e	Optinose, Inc	70,961
20,799	*	Organogenesis Holdings Inc	465,066
28,415	*,e	Orgenesis, Inc	133,266
14,740	*	ORIC Pharmaceuticals, Inc	355,676
18,519	*,e	Osmotica Pharmaceuticals plc	53,335
35,176	*,e	Ovid therapeutics, Inc	129,096
4,552	*,e	Oyster Point Pharma, Inc	93,999
136,962	*	Pacific Biosciences of California, Inc	4,088,316
31,707	*	Pacira BioSciences Inc	2,003,248
33,108	*	Paratek Pharmaceuticals, Inc	253,276
19,202	*	Passage Bio, Inc	360,230
86,408		PerkinElmer, Inc	11,201,069
106,709		Perrigo Co plc	4,442,296
18,492	*	Personalis, Inc	455,643
25,003	*,†	Pfenex, Inc CVR	18,752
4,294,060		Pfizer, Inc	165,965,419
29,202	*,e	PhaseBio Pharmaceuticals Inc	88,482
8,197	*	Phathom Pharmaceuticals, Inc	315,748
11,767		Phibro Animal Health Corp	288,527
20,154	*	Pieris Pharmaceuticals, Inc	43,533
5,754	*,e	Pliant Therapeutics, Inc	192,759
9,995	*	PMV Pharmaceuticals, Inc	337,131
11,274	*,e	Poseida Therapeutics, Inc	105,525
126,353	*	PPD, Inc	5,837,509
48,812	*	PRA Health Sciences, Inc	8,146,235
8,128	*	Praxis Precision Medicines, Inc	249,204
57,227	*,e	Precigen, Inc	442,651
36,010	*	Precision BioSciences Inc	334,533
6,665	*,e	Prelude Therapeutics, Inc	276,198
40,272	*	Prestige Consumer Healthcare, Inc.	1,754,248
72,597	*,†	Progenics Pharmaceuticals, Inc	0
24,362	*	Protagonist Therapeutics, Inc	705,036
26,368	*	Prothena Corp plc	699,807
33,510	*,e	Provention Bio, Inc	240,937
48,584	*	PTC Therapeutics, Inc	2,002,147
18,940	*	Puma Biotechnology, Inc	186,748
176,343	*	QIAGEN NV	8,487,389
16,334	*	Quanterix Corp	998,661
40,547	*	Radius Health, Inc	904,198
8,664	*,e	RAPT Therapeutics, Inc	190,088
18,369	*,e	Reata Pharmaceuticals, Inc	1,862,617
47,016	*,e	Recro Pharma, Inc	125,533
75,541	*	Regeneron Pharmaceuticals, Inc	36,357,883
28,339	*	REGENXBIO, Inc	983,080
24,394	*	Relay Therapeutics, Inc	773,534
11,093	*,e	Relmada Therapeutics, Inc	427,746
40,631	*	Repligen Corp	8,601,989
18,429	*	Replimune Group, Inc	674,317
44,552	*	Revance Therapeutics, Inc	1,297,354
28,989	*	REVOLUTION Medicines, Inc	962,145
23,914	*	Rhythm Pharmaceuticals, Inc	515,586
89,456	*	Rigel Pharmaceuticals, Inc	332,776
26,202	*	Rocket Pharmaceuticals, Inc	1,201,100
153

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

249,664	e	Royalty Pharma plc	$10,985,216
28,366	*,e	Rubius Therapeutics, Inc	709,717
40,249	*	Sage Therapeutics, Inc	3,170,011
20,645	*	Sana Biotechnology, Inc	443,868
90,778	*	Sangamo Therapeutics Inc	1,069,365
57,754	*	Sarepta Therapeutics, Inc	4,091,293
4,005	*	Satsuma Pharmaceuticals, Inc	21,267
19,771	*,e	Scholar Rock Holding Corp	639,592
23,810	*,e	scPharmaceuticals, Inc	154,051
99,099	*	Seagen, Inc	14,246,472
11,173	*,e	Seer, Inc	569,041
64,477	*	Selecta Biosciences, Inc	193,431
42,380	*	Seres Therapeutics, Inc	881,928
9,702	*	Shattuck Labs, Inc	365,571
48,122	*	SIGA Technologies, Inc	345,035
9,796	*	Silverback Therapeutics, Inc	313,962
46,649	*,e	Soleno Therapeutics, Inc	56,445
21,778	*	Solid Biosciences, Inc	110,850
193,120	*,e	Sorrento Therapeutics, Inc	1,589,378
42,011	*	Sotera Health Co	1,082,203
116,328	*	Spectrum Pharmaceuticals, Inc	361,780
14,313	*,e	Spero Therapeutics, Inc	196,947
18,576	*	SpringWorks Therapeutics, Inc	1,334,871
9,604	*	Stoke Therapeutics, Inc	310,209
48,076	*	Strongbridge Biopharma plc	122,113
35,959	*	Supernus Pharmaceuticals, Inc	1,094,952
21,626	*	Sutro Biopharma, Inc	443,549
21,205	*	Syndax Pharmaceuticals, Inc	338,008
62,976	*	Syneos Health, Inc	5,343,514
32,750	*	Syros Pharmaceuticals, Inc	197,810
4,744	*	Tarsus Pharmaceuticals, Inc	145,736
3,373	*,e	Taysha Gene Therapies, Inc	87,057
19,287	*	TCR2 Therapeutics Inc	438,008
88,963	*	TG Therapeutics, Inc	3,977,536
223,814	*,e	TherapeuticsMD, Inc	270,815
39,475	*	Theravance Biopharma, Inc	779,236
306,300		Thermo Fisher Scientific, Inc	144,031,449
52,166	*	Translate Bio, Inc	1,211,295
33,361	*	Travere Therapeutics, Inc	824,684
24,338	*	Tricida, Inc	113,172
28,926	*	Turning Point Therapeutics Inc	2,205,029
36,382	*	Twist Bioscience Corp	4,882,101
137,760	*,e	Tyme Technologies, Inc	213,528
48,032	*	Ultragenyx Pharmaceutical, Inc	5,362,292
33,538	*	United Therapeutics Corp	6,759,919
40,004	*,e	UNITY Biotechnology, Inc	198,820
13,634	*,e	UroGen Pharma Ltd	265,181
43,796	*	Vanda Pharmaceuticals, Inc	727,014
40,491	*,e	Vaxart Inc	436,493
13,788	*,e	Vaxcyte, Inc	256,043
124,079	*,e	VBI Vaccines, Inc	390,849
48,847	*	Veracyte, Inc	2,430,138
130,303	*	Verastem, Inc	400,030
35,482	*	Vericel Corp	2,214,786
12,463	*,e	Verrica Pharmaceuticals, Inc	164,512
203,113	*	Vertex Pharmaceuticals, Inc	44,319,257
154

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

922,884	*	Viatris, Inc	$12,274,357
58,971	*,e	Viking Therapeutics, Inc	376,825
41,506	*	Vir Biotechnology, Inc	1,981,496
8,814	*,e	Vor BioPharma, Inc	248,379
19,222	*,e	Voyager Therapeutics, Inc	92,650
27,556	*,e	VYNE Therapeutics, Inc	136,127
47,510	*	Waters Corp	14,246,824
22,084	*	WaVe Life Sciences Ltd	135,817
20,254	*	X4 Pharmaceuticals, Inc	169,729
14,325	*,e	XBiotech, Inc	244,671
43,711	*	Xencor, Inc	1,860,340
28,411	*,e	Xeris Pharmaceuticals, Inc	108,814
23,557	*	Y-mAbs Therapeutics, Inc	708,359
20,139	*	Zentalis Pharmaceuticals, Inc	1,194,645
168,530	*,e	ZIOPHARM Oncology, Inc	583,114
366,418		Zoetis, Inc	63,401,307
43,843	*,e	Zogenix, Inc	828,194
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,294,622,615

REAL ESTATE - 3.3%
70,210		Acadia Realty Trust	1,466,687
40,314		Agree Realty Corp	2,836,493
59,342		Alexander & Baldwin, Inc	1,087,739
2,066		Alexander’s, Inc	572,778
103,013		Alexandria Real Estate Equities, Inc	18,655,654
12,199		Alpine Income Property Trust, Inc	222,144
7,051	*,e	Altisource Portfolio Solutions S.A.	44,421
38,198		American Assets Trust, Inc	1,338,840
104,739		American Campus Communities, Inc	4,735,250
77,596		American Finance Trust, Inc	776,736
214,982		American Homes 4 Rent	7,962,933
340,479		American Tower Corp	86,743,835
185,166		Americold Realty Trust	7,478,855
113,991		Apartment Income REIT Corp	5,146,694
113,991		Apartment Investment and Management Co	791,098
165,195		Apple Hospitality REIT, Inc	2,619,993
38,539		Armada Hoffler Properties, Inc	525,287
107,738		AvalonBay Communities, Inc	20,685,696
18,492		Bluerock Residential Growth REIT, Inc	175,304
120,272		Boston Properties, Inc	13,151,743
132,051		Brandywine Realty Trust	1,786,650
227,388		Brixmor Property Group, Inc	5,079,848
25,611		Broadstone Net Lease, Inc	516,830
35,657		Brookfield Property REIT, Inc	641,291
16,295		Brt Realty Trust	306,835
72,451		Camden Property Trust	8,728,897
70,706		CareTrust REIT, Inc	1,709,671
56,301		CatchMark Timber Trust, Inc	654,781
255,107	*	CBRE Group, Inc	21,735,116
11,003		Centerspace	774,501
44,654	*	Chatham Lodging Trust	619,351
435		CIM Commercial Trust Corp	4,872
47,291		City Office REIT, Inc	516,891
8,392		Clipper Realty, Inc	69,066
356,632	*	Colony Capital, Inc	2,496,424
80,898		Columbia Property Trust, Inc	1,456,973
155

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

15,373		Community Healthcare Trust, Inc	$782,793
34,901	*	CorePoint Lodging, Inc	348,661
31,588		Coresite Realty	3,837,626
86,545		Corporate Office Properties Trust	2,426,722
113,835		Cousins Properties, Inc	4,174,329
320,443		Crown Castle International Corp	60,582,954
4,506		CTO Realty Growth, Inc	238,818
143,148		CubeSmart	6,060,886
93,315	*	Cushman & Wakefield plc	1,586,355
93,468		CyrusOne, Inc	6,807,274
162,943	*	DiamondRock Hospitality Co	1,697,866
215,209		Digital Realty Trust, Inc	33,208,901
162,100		Diversified Healthcare Trust	715,672
127,377		Douglas Emmett, Inc	4,272,225
278,943		Duke Realty Corp	12,976,428
60,564		Easterly Government Properties, Inc	1,297,887
30,459		EastGroup Properties, Inc	4,832,625
105,979		Empire State Realty Trust, Inc	1,207,101
59,559	*	EPR Properties	2,841,560
68,616		Equinix, Inc	49,455,668
84,970		Equity Commonwealth	2,447,136
135,367		Equity Lifestyle Properties, Inc	9,394,470
285,033		Equity Residential	21,158,000
80,763		Essential Properties Realty Trust, Inc	2,115,183
50,468		Essex Property Trust, Inc	14,661,963
38,846	*,e	eXp World Holdings Inc	1,334,749
98,127		Extra Space Storage, Inc	14,590,504
21,817		Farmland Partners, Inc	290,821
5,366	*,e	Fathom Holdings, Inc	184,054
58,575		Federal Realty Investment Trust	6,609,603
93,102		First Industrial Realty Trust, Inc	4,633,687
13,051	*	Forestar Group, Inc	330,712
59,330		Four Corners Property Trust, Inc	1,712,857
85,813		Franklin Street Properties Corp	453,093
6,315	*	FRP Holdings, Inc	320,549
162,905		Gaming and Leisure Properties, Inc	7,573,453
54,308		Geo Group, Inc	299,237
27,040		Getty Realty Corp	853,923
28,971		Gladstone Commercial Corp	609,550
27,777		Gladstone Land Corp	583,039
32,062		Global Medical REIT, Inc	460,410
65,749		Global Net Lease, Inc	1,262,381
103,431		Healthcare Realty Trust, Inc	3,326,341
164,149		Healthcare Trust of America, Inc	4,821,056
418,019		Healthpeak Properties Inc	14,354,772
41,958	*	Hersha Hospitality Trust	485,035
79,284		Highwoods Properties, Inc	3,551,130
534,349	*	Host Hotels and Resorts, Inc	9,703,778
29,579	*	Howard Hughes Corp	3,192,757
115,833		Hudson Pacific Properties	3,256,066
74,013		Independence Realty Trust, Inc	1,246,379
53,373		Industrial Logistics Properties Trust	1,323,650
17,342		Innovative Industrial Properties, Inc	3,175,840
429,899		Invitation Homes, Inc	15,072,259
221,705		Iron Mountain, Inc	8,894,805
58,158		iStar Inc	1,076,505
156

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

95,575		JBG SMITH Properties	$3,116,701
39,742	*	Jones Lang LaSalle, Inc	7,467,919
83,295		Kennedy-Wilson Holdings, Inc	1,711,712
87,286		Kilroy Realty Corp	5,982,582
317,669		Kimco Realty Corp	6,671,049
62,094		Kite Realty Group Trust	1,292,176
64,815		Lamar Advertising Co	6,419,278
207,913		Lexington Realty Trust	2,544,855
56,619		Life Storage, Inc	5,438,821
33,190		LTC Properties, Inc	1,411,571
90,546		Macerich Co	1,248,629
77,905		Mack-Cali Realty Corp	1,274,526
24,823	*	Marcus & Millichap, Inc	876,748
7,257	*	Maui Land & Pineapple Co, Inc	81,859
440,772		Medical Properties Trust, Inc	9,719,023
85,089		Mid-America Apartment Communities, Inc	13,387,052
80,998		Monmouth Real Estate Investment Corp (Class A)	1,496,843
33,962		National Health Investors, Inc	2,493,150
136,953		National Retail Properties, Inc	6,357,358
48,382		National Storage Affiliates Trust	2,198,478
6,083		NETSTREIT Corp	126,709
85,509		New Senior Investment Group, Inc	566,070
116,047		Newmark Group, Inc	1,247,505
15,040		NexPoint Residential Trust, Inc	754,406
38,398		Office Properties Income Trust	1,065,545
175,713		Omega Healthcare Investors, Inc	6,677,094
12,863		One Liberty Properties, Inc	319,903
109,833	*	Outfront Media, Inc	2,676,630
157,554		Paramount Group, Inc	1,671,648
185,936	*	Park Hotels & Resorts, Inc	4,148,232
104,427		Pebblebrook Hotel Trust	2,493,717
154,198		Physicians Realty Trust	2,888,129
91,402		Piedmont Office Realty Trust, Inc	1,701,905
15,614		Plymouth Industrial REIT, Inc	291,045
51,676		PotlatchDeltic Corp	3,067,487
31,765		Preferred Apartment Communities, Inc	324,003
568,383		Prologis, Inc	66,233,671
15,702		PS Business Parks, Inc	2,549,534
115,740		Public Storage, Inc	32,541,458
49,081		QTS Realty Trust, Inc	3,263,396
10,421	*	Rafael Holdings, Inc	430,804
93,867		Rayonier, Inc	3,405,495
11,250		Re/Max Holdings, Inc	413,213
72,523	*	Realogy Holdings Corp	1,253,197
286,149		Realty Income Corp	19,787,203
77,248	*	Redfin Corp	5,467,613
128,886		Regency Centers Corp	8,204,883
97,039		Retail Opportunities Investment Corp	1,707,886
181,436		Retail Properties of America, Inc	2,128,244
11,545		Retail Value, Inc	215,083
95,051		Rexford Industrial Realty, Inc	5,280,083
139,724		RLJ Lodging Trust	2,255,145
12,116		RMR Group, Inc	479,551
63,234		RPT Realty	803,704
39,194	*	Ryman Hospitality Properties	3,082,608
162,473		Sabra Healthcare REIT, Inc	2,952,134
157

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

14,934		Safehold, Inc	$1,055,983
10,022		Saul Centers, Inc	432,750
85,429		SBA Communications Corp	25,604,780
22,932	*	Seritage Growth Properties	394,430
126,749		Service Properties Trust	1,560,914
251,981		Simon Property Group, Inc	30,676,167
120,419		SITE Centers Corp	1,776,180
58,917		SL Green Realty Corp	4,360,447
81,740		Spirit Realty Capital, Inc	3,885,920
26,201		St. Joe Co	1,199,744
116,417		STAG Industrial, Inc	4,250,385
186,206		STORE Capital Corp	6,664,313
3,026	*	Stratus Properties, Inc	106,364
96,563	*	Summit Hotel Properties, Inc	982,046
82,516		Sun Communities, Inc	13,766,144
164,654	*	Sunstone Hotel Investors, Inc	2,166,847
77,041		Tanger Factory Outlet Centers, Inc	1,344,365
24,087	*	Tejon Ranch Co	381,056
53,103		Terreno Realty Corp	3,426,206
226,720		UDR, Inc	10,531,144
30,053		UMH Properties, Inc	647,041
126,766		Uniti Group, Inc	1,445,132
10,411		Universal Health Realty Income Trust	697,016
86,312		Urban Edge Properties	1,626,981
26,203		Urstadt Biddle Properties, Inc (Class A)	476,109
290,393		Ventas, Inc	16,105,196
167,647		VEREIT, Inc	8,020,232
404,581		VICI Properties, Inc	12,825,218
134,110		Vornado Realty Trust	6,135,533
63,470		Washington REIT	1,473,773
89,405		Weingarten Realty Investors	2,891,358
325,629		Welltower, Inc	24,431,944
571,114		Weyerhaeuser Co	22,142,090
39,696		Whitestone REIT	387,830
135,269		WP Carey, Inc	10,130,295
84,639	*	Xenia Hotels & Resorts, Inc	1,644,536
		TOTAL REAL ESTATE	1,088,140,007

RETAILING - 6.7%
16,381	*,e	1-800-FLOWERS.COM, Inc (Class A)	523,782
25,901		Aaron’s Co, Inc	800,082
40,842	*	Abercrombie & Fitch Co (Class A)	1,531,167
22,980	*	Academy Sports & Outdoors, Inc	708,014
51,386		Advance Auto Parts, Inc	10,285,422
327,108	*	Amazon.com, Inc	1,134,220,821
117,434	e	American Eagle Outfitters, Inc	4,059,693
4,579	*	America’s Car-Mart, Inc	690,651
15,443	*	Asbury Automotive Group, Inc	3,067,134
34,550	*	At Home Group, Inc	1,091,089
42,010	*	Autonation, Inc	4,305,185
17,511	*	AutoZone, Inc	25,638,205
96,618	*	Bed Bath & Beyond, Inc	2,446,368
177,595		Best Buy Co, Inc	20,648,971
26,843		Big Lots, Inc	1,850,556
22,700	*	Boot Barn Holdings, Inc	1,601,258
17,237		Buckle, Inc	722,920
158

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

50,268	*	Burlington Stores, Inc	$16,403,956
24,978		Caleres, Inc	582,237
18,783		Camping World Holdings, Inc	817,812
126,138	*	CarMax, Inc	16,806,627
29,372	*	CarParts.com, Inc	507,548
43,376	*	Carvana Co	12,373,438
14,980	*	Cato Corp (Class A)	200,732
1,092	*	Chico’s FAS, Inc	3,276
10,977	*	Children’s Place, Inc	860,048
9,396	*	Citi Trends, Inc	982,822
2,065	*	Conn’s, Inc	41,796
15,174	*	Container Store Group, Inc	213,802
36,270		Core-Mark Holding Co, Inc	1,543,651
42,569	*	Designer Brands, Inc	753,471
47,175	e	Dick’s Sporting Goods, Inc	3,895,711
7,657		Dillard’s, Inc (Class A)	757,354
188,134		Dollar General Corp	40,401,777
179,695	*	Dollar Tree, Inc	20,646,956
6,009	*,e	Duluth Holdings, Inc	92,959
498,054		eBay, Inc	27,786,433
45,773	*,e	Envela Corp	177,599
90,768	*	Etsy, Inc	18,043,771
49,263	*,e	Express Parent LLC	150,252
41,827	*	Five Below, Inc	8,418,520
73,484	*	Floor & Decor Holdings, Inc	8,150,845
76,898		Foot Locker, Inc	4,535,444
19,391		Franchise Group, Inc	747,135
16,819	*	Funko, Inc	362,281
42,930	*,e	GameStop Corp (Class A)	7,452,219
139,694		Gap, Inc	4,623,871
4,791	*	Genesco, Inc	239,550
109,133		Genuine Parts Co	13,638,351
34,274	*,e	Greenlane Holdings Inc	150,806
12,020		Group 1 Automotive, Inc	1,973,203
18,048	*	Groupon, Inc	913,770
28,615	*,e	GrowGeneration Corp	1,247,614
71,635	*	GrubHub, Inc	4,874,045
28,620		Guess?, Inc	773,885
10,285	e	Haverty Furniture Cos, Inc	477,944
15,753	*	Hibbett Sports, Inc	1,251,576
828,682		Home Depot, Inc	268,219,503
123,017		Kohl’s Corp	7,216,177
176,787	*	L Brands, Inc	11,650,263
9,141	*	Lands’ End, Inc	210,609
55,398	*	Leslie’s, Inc	1,574,411
21,175	*	Liquidity Services, Inc	379,668
20,207		Lithia Motors, Inc (Class A)	7,767,167
229,882	*	LKQ Corp	10,737,788
565,740		Lowe’s Companies, Inc	111,026,475
23,238	*	Lumber Liquidators, Inc	557,015
247,470	*	Macy’s, Inc	4,103,053
83,141	*	Magnite, Inc	3,329,797
15,369	*	MarineMax, Inc	872,959
25,760		Monro Muffler, Inc	1,818,398
20,816		Murphy USA, Inc	2,901,750
62,250	*	National Vision Holdings, Inc	3,138,023
159

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

88,988	*	Nordstrom, Inc	$3,264,080
41,302	*	ODP Corp	1,669,840
42,275	*	Ollie’s Bargain Outlet Holdings, Inc	3,900,714
4,829	*	OneWater Marine, Inc	247,390
53,883	*	O’Reilly Automotive, Inc	29,790,833
33,221	*	Overstock.com, Inc	2,707,512
24,321		Penske Auto Group, Inc	2,132,708
41,187	*,e	Petco Health & Wellness Co, Inc	972,837
15,878	e	PetMed Express, Inc	467,210
30,024		Pool Corp	12,685,740
61,858	*	Quotient Technology, Inc	1,010,760
301,222		Qurate Retail Group, Inc QVC Group	3,584,542
46,790	*	RealReal, Inc	1,158,988
33,078		Rent-A-Center, Inc	1,903,639
12,068	*	RH	8,303,025
268,004		Ross Stores, Inc	35,092,444
85,693	*	Sally Beauty Holdings, Inc	1,719,859
8,471		Shoe Carnival, Inc	507,836
16,941		Shutterstock, Inc	1,476,916
37,698	*	Signet Jewelers Ltd	2,252,455
21,386	*	Sleep Number Corp	2,392,880
18,582	e	Sonic Automotive, Inc (Class A)	916,836
37,818	*	Sportsman’s Warehouse Holdings, Inc	664,084
13,399	*	Stamps.com, Inc	2,751,753
47,187	*	Stitch Fix Inc	2,044,141
385,056		Target Corp	79,806,707
17,146	*	Tilly’s, Inc	206,781
923,070		TJX Companies, Inc	65,537,970
89,626		Tractor Supply Co	16,903,464
41,755	*	Ulta Beauty, Inc	13,752,009
50,871	*	Urban Outfitters, Inc	1,826,269
80,245	*	Vroom, Inc	3,712,936
46,764	*,e	Waitr Holdings Inc	115,039
54,151	*	Wayfair, Inc	16,005,411
2,679		Weyco Group, Inc	52,696
60,032		Williams-Sonoma, Inc	10,250,464
3,307		Winmark Corp	636,829
17,633	*	Zumiez, Inc	757,690
		TOTAL RETAILING	2,206,752,748

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.7%
29,347		Advanced Energy Industries, Inc	3,237,268
923,873	*	Advanced Micro Devices, Inc	75,406,514
36,284	*	Allegro MicroSystems, Inc	895,489
16,124	*	Alpha & Omega Semiconductor Ltd	501,456
26,230	*	Ambarella, Inc	2,557,163
77,251		Amkor Technology, Inc	1,562,015
281,922		Analog Devices, Inc	43,179,173
706,446		Applied Materials, Inc	93,752,449
16,289	*,e	Atomera, Inc	271,049
22,409	*	Axcelis Technologies, Inc	930,646
23,871	*	AXT, Inc	235,368
304,644		Broadcom, Inc	138,978,593
55,818		Brooks Automation, Inc	5,656,038
17,599	*	Ceva, Inc	975,689
45,716	*	Cirrus Logic, Inc	3,401,728
160

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

22,323		CMC Materials, Inc	$4,094,708
29,885	*	Cohu, Inc	1,195,699
85,657	*	Cree, Inc	8,516,019
5,871	*	CyberOptics Corp	193,684
33,430	*	Diodes, Inc	2,567,758
25,286	*	DSP Group, Inc	351,223
82,299	*	Enphase Energy, Inc	11,460,136
101,779		Entegris, Inc	11,458,280
71,724	*	First Solar, Inc	5,489,038
60,730	*	Formfactor, Inc	2,377,579
519	*	GSI Technology, Inc	3,062
17,087	*	Ichor Holdings Ltd	952,942
13,316	*,e	Impinj, Inc	631,977
3,163,401		Intel Corp	181,990,459
119,623		KLA Corp	37,723,113
110,088		Lam Research Corp	68,304,100
103,532	*	Lattice Semiconductor Corp	5,208,695
37,339	*	MACOM Technology Solutions Holdings, Inc	2,113,761
598,265		Marvell Technology, Inc	27,047,561
7,582	*,e	Maxeon Solar Technologies Ltd	136,476
203,035		Maxim Integrated Products, Inc	19,085,290
52,887	*	MaxLinear, Inc	1,903,403
192,714		Microchip Technology, Inc	28,962,987
856,915	*	Micron Technology, Inc	73,754,674
41,768		MKS Instruments, Inc	7,481,066
33,896		Monolithic Power Systems, Inc	12,249,336
37,371	*	Nanometrics, Inc	2,560,661
44,347	*	NeoPhotonics Corp Ltd	415,088
2,807		NVE Corp	214,820
455,619		NVIDIA Corp	273,544,535
312,632	*	ON Semiconductor Corp	12,192,648
22,434	*	PDF Solutions, Inc	397,755
51,560	*	Photronics, Inc	654,812
45,770		Power Integrations, Inc	3,790,214
87,506	*	Qorvo, Inc	16,466,004
868,190		QUALCOMM, Inc	120,504,772
97,341	*	Rambus, Inc	1,847,532
51,010	*	Semtech Corp	3,455,417
33,906	*	Silicon Laboratories, Inc	4,779,051
7,722	*	SiTime Corp	714,671
126,782		Skyworks Solutions, Inc	22,989,380
12,947	*	SMART Global Holdings, Inc	597,504
37,421	*	SolarEdge Technologies, Inc	9,861,930
60,658	*,e	SunPower Corp	1,558,304
26,878	*	Synaptics, Inc	3,759,426
129,290		Teradyne, Inc	16,171,593
708,029		Texas Instruments, Inc	127,806,315
28,905	*	Ultra Clean Holdings	1,476,178
33,791		Universal Display Corp	7,558,709
33,904	*	Veeco Instruments, Inc	780,131
189,901		Xilinx, Inc	24,299,732
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,545,190,846

SOFTWARE & SERVICES - 14.2%
53,962	*,e	2U, Inc	2,118,009
77,718	*	8x8, Inc	2,556,145
161

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

41,224	*	A10 Networks, Inc	$357,824
491,789		Accenture plc	142,604,056
88,969	*	ACI Worldwide, Inc	3,361,249
371,465	*	Adobe, Inc	188,830,518
16,639	*	Agilysys, Inc	838,772
121,537	*	Akamai Technologies, Inc	13,211,072
36,815	*	Alarm.com Holdings, Inc	3,304,514
36,534		Alliance Data Systems Corp	4,305,532
32,903	*,e	Altair Engineering, Inc	2,138,695
41,995	*	Alteryx, Inc	3,433,091
97,119		Amdocs Ltd	7,452,912
27,834		American Software, Inc (Class A)	575,885
103,045	*	Anaplan, Inc	6,146,634
66,126	*	Ansys, Inc	24,179,633
12,392	*	Appfolio, Inc	1,792,255
27,582	*,e	Appian Corp	3,342,387
50,573	*	Aspen Technology, Inc	6,616,971
101,142	*	Atlassian Corp plc	24,027,294
169,385	*	Autodesk, Inc	49,445,175
331,682		Automatic Data Processing, Inc	62,021,217
64,159	*	Avalara, Inc	9,091,972
66,174	*	Avaya Holdings Corp	1,903,826
25,395	*	Benefitfocus, Inc	343,340
33,899	*	BigCommerce Holdings, Inc	2,031,906
56,889	*	Bill.Com Holdings, Inc	8,796,746
118,237	*	Black Knight, Inc	8,562,724
39,767	*	Blackbaud, Inc	2,828,229
39,653	*	Blackline, Inc	4,602,127
4,672	*	BM Technologies, Inc	45,832
34,305	*	Bottomline Technologies, Inc	1,665,851
110,923	*	Box, Inc	2,362,660
27,196	*	Brightcove, Inc	394,886
87,637		Broadridge Financial Solutions, Inc	13,901,857
12,186	*,e	C3.ai, Inc	807,444
212,765	*	Cadence Design Systems, Inc	28,036,044
25,980	*	Cardtronics plc	1,009,063
11,050		Cass Information Systems, Inc	507,084
93,197		CDK Global, Inc	4,994,427
28,638	*	Cerence Inc	2,760,990
90,252	*	Ceridian HCM Holding, Inc	8,527,009
31,199	*	ChannelAdvisor Corp	659,859
93,674		Citrix Systems, Inc	11,601,525
161,585	*	Cloudera, Inc	2,050,514
84,643	*	Cloudflare, Inc	7,172,648
410,500		Cognizant Technology Solutions Corp (Class A)	33,004,200
50,197	*	Cognyte Software Ltd	1,311,648
32,454	*	Commvault Systems, Inc	2,255,878
32,607	*	Concentrix Corp	5,066,476
136,953	*	Conduent, Inc	931,280
48,037	*	Cornerstone OnDemand, Inc	2,126,358
53,293	*	Coupa Software, Inc	14,337,949
118,595	*	Crowdstrike Holdings, Inc	24,728,243
27,043		CSG Systems International, Inc	1,243,708
118,611	*	Datadog, Inc	10,173,265
17,633	*	Datto Holding Corp	450,523
8,153	*,e	Digimarc Corp	275,001
162

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

66,325	*	Digital Turbine, Inc	$5,002,895
138,734	*	DocuSign, Inc	30,929,358
20,126	*	Domo, Inc	1,293,901
187,795	*	Dropbox, Inc	4,826,331
56,515	*	Duck Creek Technologies, Inc	2,349,894
200,659	*	DXC Technology Co	6,603,688
142,206	*	Dynatrace, Inc	7,400,400
20,502		Ebix, Inc	617,315
17,054	*	eGain Corp	167,641
51,601	*	Elastic NV	6,224,113
40,748	*	Envestnet, Inc	3,008,425
40,646	*	EPAM Systems, Inc	18,605,706
39,210	*	Euronet Worldwide, Inc	5,623,890
26,947	*	Everbridge, Inc	3,576,136
47,756		EVERTEC, Inc	1,905,464
30,387	*	Evo Payments, Inc	866,333
26,004	*	ExlService Holdings, Inc	2,402,250
21,786	*	Fair Isaac Corp	11,359,438
61,900	*,e	Fastly, Inc	3,953,553
476,305		Fidelity National Information Services, Inc	72,827,034
174,603	*	FireEye, Inc	3,470,235
441,841	*	Fiserv, Inc	53,073,941
48,049	*	Five9, Inc	9,031,771
63,081	*	FleetCor Technologies, Inc	18,149,665
102,462	*	Fortinet, Inc	20,925,814
65,670	*	Gartner, Inc	12,863,440
145,809		Genpact Ltd	6,930,302
229,346		Global Payments, Inc	49,224,532
30,079	*	Globant S.A.	6,893,505
131,468	*	GoDaddy, Inc	11,414,052
49,129	*	GreenSky, Inc	299,196
21,069	*	Grid Dynamics Holdings, Inc	303,604
27,303	*,e	GTT Communications, Inc	43,958
1,410	*	GTY Technology Holdings Inc	7,191
65,645	*	Guidewire Software, Inc	6,926,204
19,483		Hackett Group, Inc	324,002
32,159	*	HubSpot, Inc	16,930,106
11,042	*	I3 Verticals, Inc	366,815
16,673	*	Information Services Group, Inc	75,862
8,699	*,e	Intelligent Systems Corp	333,346
25,045		InterDigital, Inc	1,738,624
684,111		International Business Machines Corp	97,061,669
15,169	*	International Money Express Inc	239,367
194,373		Intuit, Inc	80,112,776
31,867	*	j2 Global, Inc	3,855,907
59,198		Jack Henry & Associates, Inc	9,639,210
32,641	*	Jamf Holding Corp	1,192,049
10,058	*,e	JFrog Ltd	493,144
94,577	*,e	Limelight Networks, Inc	296,026
47,868	*	Liveperson, Inc	2,615,986
50,165	*	LiveRamp Holdings, Inc	2,457,082
47,226	*	Manhattan Associates, Inc	6,481,296
680,639		Mastercard, Inc (Class A)	260,044,936
47,340		MAXIMUS, Inc	4,338,238
27,324		McAfee Corp	663,427
68,105	*	Medallia, Inc	2,008,416
163

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,775,973		Microsoft Corp	$1,456,584,871
5,483	*,e	MicroStrategy, Inc (Class A)	3,603,208
44,613	*	Mimecast Ltd	1,937,096
32,077	*	Mitek Systems, Inc	519,968
26,865	*	Model N, Inc	1,068,690
61,031	*	MoneyGram International, Inc	421,114
39,622	*	MongoDB, Inc	11,785,960
35,936	*	nCino, Inc	2,349,855
39,247	*	New Relic, Inc	2,523,582
415,247		NortonLifelock, Inc	8,973,488
218,312	*	Nuance Communications, Inc	11,607,649
150,888	*	Nutanix, Inc	4,080,012
89,583	*	Okta, Inc	24,160,535
6,639	*	ON24, Inc	292,116
23,314	*	OneSpan, Inc	625,048
1,420,657		Oracle Corp	107,671,594
54,376	*	Pagerduty, Inc	2,308,805
72,636	*	Palo Alto Networks, Inc	25,668,836
245,909		Paychex, Inc	23,973,668
37,587	*	Paycom Software, Inc	14,448,819
29,430	*	Paylocity Holding Corp	5,687,053
906,533	*	PayPal Holdings, Inc	237,774,541
22,339	*,e	Paysign Inc	85,335
33,286		Pegasystems, Inc	4,225,325
23,999	*	Perficient, Inc	1,574,574
108,179		Perspecta, Inc	3,166,399
24,659	*	Ping Identity Holding Corp	598,721
36,290		Progress Software Corp	1,584,421
43,548	*	Proofpoint, Inc	7,495,046
31,004	*	PROS Holdings, Inc	1,332,552
81,011	*	PTC, Inc	10,607,580
38,416	*	Q2 Holdings, Inc	3,996,032
11,688		QAD, Inc (Class A)	826,225
25,896	*	Qualys, Inc	2,624,819
25,440	*	Rackspace Technology, Inc	632,693
39,060	*	Rapid7, Inc	3,173,625
40,927	*	Repay Holdings Corp	935,182
14,512	*	Rimini Street, Inc	114,209
61,267	*	RingCentral, Inc	19,541,110
247,088	*	Sabre Corp	3,701,378
66,850	*	SailPoint Technologies Holding, Inc	3,264,286
676,732	*	salesforce.com, Inc	155,864,914
20,011		Sapiens International Corp NV	647,556
3,251	*	SecureWorks Corp	42,296
150,328	*	ServiceNow, Inc	76,121,589
4,732	*	ShotSpotter, Inc	165,336
379,085	*	Slack Technologies, Inc	16,073,204
86,299	*	Smartsheet, Inc	5,117,531
44,616	*	Smith Micro Software, Inc	250,742
36,450	*	SolarWinds Corp	614,547
123,648	*	Splunk, Inc	15,631,580
21,701	*	Sprout Social, Inc	1,438,559
27,785	*	SPS Commerce, Inc	2,846,295
285,631	*	Square, Inc	69,928,181
169,716		SS&C Technologies Holdings, Inc	12,596,322
552	*	StarTek, Inc	4,488
164

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

157,623	*	StoneCo Ltd	$10,188,751
10,437	*	Sumo Logic, Inc	203,417
94,013	*	SVMK, Inc	1,691,294
70,133		Switch, Inc	1,302,370
30,989	*	Sykes Enterprises, Inc	1,358,248
47,556	*	Synchronoss Technologies, Inc	158,837
116,581	*	Synopsys, Inc	28,802,502
12,684	*	Telos Corp	420,855
52,967	*	Tenable Holdings, Inc	1,985,998
85,859	*	Teradata Corp	4,247,445
31,824	*	Trade Desk, Inc	23,209,561
16,091		TTEC Holdings, Inc	1,636,937
7,649	*,e	Tucows, Inc	601,288
111,090	*	Twilio, Inc	40,858,902
30,458	*	Tyler Technologies, Inc	12,940,386
47,903	*	Unisys Corp	1,149,672
22,708	*,e	Unity Software, Inc	2,306,679
17,963	*	Upland Software, Inc	890,246
75,024	*	Varonis Systems, Inc	3,972,521
50,197	*	Verint Systems, Inc	2,438,068
77,628	*	VeriSign, Inc	16,982,678
18,164	*	Veritone, Inc	438,116
92,580	*	Verra Mobility Corp	1,244,275
8,329	*	Viant Technology, Inc	273,524
48,159	e	VirnetX Holding Corp	224,421
1,302,514		Visa, Inc (Class A)	304,215,170
60,810	*	VMware, Inc (Class A)	9,780,072
318,046		Western Union Co	8,192,865
34,110	*	WEX, Inc	6,999,713
137,422	*	Workday, Inc	33,943,234
30,853	*	Workiva, Inc	2,900,182
78,779		Xperi Holding Corp	1,618,908
78,881	*	Yext, Inc	1,100,390
89,205	*	Zendesk, Inc	13,037,311
43,838	*	Zix Corp	345,663
135,305	*	Zoom Video Communications, Inc	43,239,419
56,100	*	Zscaler, Inc	10,526,604
76,958	*	Zuora Inc	1,246,720
		TOTAL SOFTWARE & SERVICES	4,625,154,793

TECHNOLOGY HARDWARE & EQUIPMENT - 6.8%
93,330	*	3D Systems Corp	2,010,328
28,640		Adtran, Inc	489,458
20,418	*	Akoustis Technologies, Inc	229,294
446,261		Amphenol Corp (Class A)	30,051,216
12,220,062		Apple, Inc	1,606,449,351
28,417	*,e	Applied Optoelectronics, Inc	210,570
44,837	*	Arista Networks, Inc	14,131,277
61,760	*	Arlo Technologies, Inc	378,589
57,849	*	Arrow Electronics, Inc	6,598,835
24,242	*	Avid Technology, Inc	551,263
71,813		Avnet, Inc	3,154,027
24,353		Badger Meter, Inc	2,274,327
6,194		Bel Fuse, Inc (Class B)	123,446
30,681		Belden CDT, Inc	1,327,874
28,683		Benchmark Electronics, Inc	861,064
165

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

21,606	*	CalAmp Corp	$297,083
42,216	*	Calix, Inc	1,785,315
5,416	*	Cambium Networks Corp	324,960
33,928	*	Casa Systems, Inc	266,165
109,136		CDW Corp	19,462,223
119,070	*	Ciena Corp	6,009,463
3,274,879		Cisco Systems, Inc	166,724,090
4,869	*	Clearfield, Inc	167,250
131,536		Cognex Corp	11,327,880
18,988	*	Coherent, Inc	4,936,690
147,770	*	CommScope Holding Co, Inc	2,430,817
13,778		Comtech Telecommunications Corp	330,396
577,962		Corning, Inc	25,551,700
17,703	*,e	Corsair Gaming, Inc	587,386
24,590		CTS Corp	799,667
21,059	*	Daktronics, Inc	129,934
198,916	*	Dell Technologies, Inc	19,559,410
62,918	*	Diebold, Inc	944,399
19,320	*	Digi International, Inc	345,248
47,058		Dolby Laboratories, Inc (Class A)	4,774,975
331	*	DZS, Inc	4,972
12,050	*,e	Eastman Kodak Co	89,893
37,068	*	EchoStar Corp (Class A)	906,313
9,293	*	ePlus, Inc	932,646
77,044	*	Extreme Networks, Inc	876,761
47,216	*	F5 Networks, Inc	8,818,060
29,342	*	Fabrinet	2,512,262
14,511	*	FARO Technologies, Inc	1,100,587
100,815		FLIR Systems, Inc	6,045,876
35,611	*	Genasys, Inc	222,569
67,921	*	Harmonic, Inc	531,142
1,001,021		Hewlett Packard Enterprise Co	16,036,356
992,129		HP, Inc	33,841,520
78,718	*	II-VI, Inc	5,285,127
19,883	*	Immersion Corp	170,397
123,476	*,e	Infinera Corp	1,138,449
53,964	*,e	Inseego Corp	479,200
27,194	*	Insight Enterprises, Inc	2,729,462
27,490	*,e	Intellicheck, Inc	274,075
27,630	*	IPG Photonics Corp	5,998,749
15,183	*	Iteris, Inc	102,485
31,796	*	Itron, Inc	2,859,732
114,393		Jabil Inc	5,996,481
252,332		Juniper Networks, Inc	6,406,709
144,146	*	Keysight Technologies, Inc	20,807,475
14,794	*	Kimball Electronics, Inc	340,410
63,212	*	Knowles Corp	1,321,131
6,399	*	KVH Industries, Inc	85,683
18,313		Littelfuse, Inc	4,857,340
58,266	*	Lumentum Holdings, Inc	4,955,523
12,394	*	Luna Innovations, Inc	140,548
29,619		Methode Electronics, Inc	1,330,782
130,723		Motorola Solutions, Inc	24,615,141
9,430	*	Napco Security Technologies, Inc	314,113
102,594		National Instruments Corp	4,248,418
99,167	*	NCR Corp	4,536,890
166

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

172,992		NetApp, Inc	$12,920,772
24,521	*	Netgear, Inc	912,426
54,736	*	Netscout Systems, Inc	1,433,810
25,300	*	nLight, Inc	742,302
26,725	*	Novanta, Inc	3,519,950
15,509	*	OSI Systems, Inc	1,497,704
14,979	*,e	PAR Technology Corp	1,230,375
9,082		PC Connection, Inc	411,869
27,924		PCTEL, Inc	186,532
25,985	*	Plantronics, Inc	1,039,140
22,542	*	Plexus Corp	2,083,782
184,460	*	Pure Storage, Inc	3,729,781
37,906	*,e	Research Frontiers, Inc	97,039
39,513	*	Resonant, Inc	129,208
58,048	*	Ribbon Communications, Inc	391,824
15,165	*	Rogers Corp	2,969,914
55,011	*	Sanmina Corp	2,246,649
15,276	*	Scansource, Inc	461,793
35,032	*	Super Micro Computer, Inc	1,296,885
32,607		Synnex Corp	3,951,968
190,945	*	Trimble Inc	15,657,490
76,878	*	TTM Technologies, Inc	1,153,170
6,851		Ubiquiti, Inc	1,954,796
44,286	*	Viasat, Inc	2,293,572
182,020	*	Viavi Solutions, Inc	2,977,847
96,525		Vishay Intertechnology, Inc	2,371,619
6,683	*	Vishay Precision Group, Inc	213,054
119,292	*	Vontier Corp	3,738,611
233,925	*	Western Digital Corp	16,522,123
16,625	*,e	Wrap Technologies Inc	97,755
131,216		Xerox Holdings Corp	3,167,554
40,424	*	Zebra Technologies Corp (Class A)	19,716,402
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,217,626,963

TELECOMMUNICATION SERVICES - 1.4%
13,098	*	Anterix, Inc	619,797
5,493,413		AT&T, Inc	172,548,102
5,840		ATN International, Inc	266,187
14,511	*	Bandwidth Inc	1,918,354
39,329	*	Boingo Wireless, Inc	549,033
38,930	*	Cincinnati Bell, Inc	600,690
33,327		Cogent Communications Group, Inc	2,516,522
70,859	*	Consolidated Communications Holdings, Inc	510,185
44,664	*,e	Gogo, Inc	465,399
12,896	*	IDT Corp (Class B)	309,633
93,288	*	Iridium Communications, Inc	3,544,011
27,165	*	Liberty Latin America Ltd (Class A)	377,186
118,887	*	Liberty Latin America Ltd (Class C)	1,658,474
847,847		Lumen Technologies, Inc	10,877,877
22,870	*	Ooma, Inc	378,041
51,661	*	ORBCOMM, Inc	592,035
38,595		Shenandoah Telecom Co	1,824,000
14,133		Spok Holdings, Inc	145,146
90,410		Telephone & Data Systems, Inc	2,077,622
423,519	*	T-Mobile US, Inc	55,959,566
8,839	*	US Cellular Corp	301,675
167

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,193,651		Verizon Communications, Inc	$184,561,091
183,282	*	Vonage Holdings Corp	2,483,471
		TOTAL TELECOMMUNICATION SERVICES	445,084,097

TRANSPORTATION - 2.1%
44,939	*	Air Transport Services Group, Inc	1,182,795
93,675	*	Alaska Air Group, Inc	6,476,690
10,685	*	Allegiant Travel Co	2,518,775
6,591		Amerco, Inc	3,932,388
481,815	*	American Airlines Group, Inc	10,465,022
19,944		ArcBest Corp	1,451,125
19,550	*	Atlas Air Worldwide Holdings, Inc	1,327,641
41,175	*	Avis Budget Group, Inc	3,689,692
99,676		CH Robinson Worldwide, Inc	9,676,546
24,804	*	Copa Holdings S.A. (Class A)	2,145,546
36,395		Costamare, Inc	382,875
15,394	*	Covenant Transportation Group, Inc	331,125
587,675		CSX Corp	59,208,256
35,358	*,e	Daseke, Inc	268,367
496,782	*	Delta Air Lines, Inc	23,309,011
7,694	*,e	Eagle Bulk Shipping, Inc	333,458
15,769	*	Echo Global Logistics, Inc	515,646
7,162	e	Eneti, Inc	144,028
129,241		Expeditors International of Washington, Inc	14,198,416
189,210		FedEx Corp	54,929,555
20,532		Forward Air Corp	1,812,770
19,866		Genco Shipping & Trading Ltd	304,744
45,051	*	Hawaiian Holdings, Inc	1,131,231
38,745		Heartland Express, Inc	720,270
25,530	*	Hub Group, Inc (Class A)	1,677,832
63,447		JB Hunt Transport Services, Inc	10,831,037
213,246	*	JetBlue Airways Corp	4,341,689
69,551		Kansas City Southern	20,323,498
45,468	*	Kirby Corp	2,896,312
97,798		Knight-Swift Transportation Holdings, Inc	4,608,242
27,881		Landstar System, Inc	4,803,339
193,012	*	Lyft, Inc (Class A)	10,743,048
56,697		Macquarie Infrastructure Co LLC	1,888,577
48,163		Marten Transport Ltd	805,285
33,308		Matson, Inc	2,176,012
22,884	*	Mesa Air Group, Inc	257,674
193,555		Norfolk Southern Corp	54,048,298
74,785		Old Dominion Freight Line	19,280,321
62	*	PAM Transportation Services, Inc	3,591
26,622	*	Radiant Logistics, Inc	177,835
40,037		Ryder System, Inc	3,196,554
35,633	*	Safe Bulkers, Inc	127,922
20,282	*	Saia, Inc	4,756,129
44,402		Schneider National, Inc	1,075,860
39,123	*	Skywest, Inc	1,942,848
453,729	*	Southwest Airlines Co	28,485,107
74,471	*	Spirit Airlines, Inc	2,667,551
1,064,794	*	Uber Technologies, Inc	58,318,767
516,787		Union Pacific Corp	114,773,225
243,047	*	United Airlines Holdings Inc	13,221,757
552,849		United Parcel Service, Inc (Class B)	112,703,797
168

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,345		Universal Logistics Holdings Inc	$183,698
11,478	*	US Xpress Enterprises, Inc	117,535
48,383		Werner Enterprises, Inc	2,236,746
68,359	*	XPO Logistics, Inc	9,510,104
		TOTAL TRANSPORTATION	692,636,162

UTILITIES - 2.5%
513,735		AES Corp	14,292,108
43,869		Allete, Inc	3,086,623
188,558		Alliant Energy Corp	10,591,303
190,233		Ameren Corp	16,139,368
383,411		American Electric Power Co, Inc	34,012,390
28,014		American States Water Co	2,218,429
139,637		American Water Works Co, Inc	21,781,976
4,314		Artesian Resources Corp	174,501
79,667	*,e	Atlantic Power Corp	241,391
97,061		Atmos Energy Corp	10,054,549
25,594		Avangrid, Inc	1,302,735
52,808		Avista Corp	2,430,224
48,732		Black Hills Corp	3,361,533
24,945	e	Brookfield Infrastructure Corp	1,796,788
91,246		Brookfield Renewable Corp	3,784,884
30,924	*,e	Cadiz, Inc	360,265
39,413		California Water Service Group	2,315,514
390,755		Centerpoint Energy, Inc	9,569,590
15,108		Chesapeake Utilities Corp	1,790,600
26,585		Clearway Energy, Inc (Class A)	706,629
61,668		Clearway Energy, Inc (Class C)	1,769,255
219,282		CMS Energy Corp	14,119,568
262,062		Consolidated Edison, Inc	20,286,219
6,419		Consolidated Water Co, Inc	75,552
625,543		Dominion Energy, Inc	49,980,886
147,776		DTE Energy Co	20,691,595
564,106		Duke Energy Corp	56,799,833
279,579		Edison International	16,620,972
156,156		Entergy Corp	17,066,289
174,799		Essential Utilities Inc	8,238,277
174,625		Evergy, Inc	11,170,761
264,571		Eversource Energy	22,811,312
740,862		Exelon Corp	33,294,338
419,601		FirstEnergy Corp	15,911,270
28,059		Genie Energy Ltd	157,130
6,030		Global Water Resources, Inc	102,811
84,623		Hawaiian Electric Industries, Inc	3,643,866
38,266		Idacorp, Inc	3,921,500
153,851		MDU Resources Group, Inc	5,147,854
29,583		MGE Energy, Inc	2,213,104
13,552		Middlesex Water Co	1,111,535
66,032		National Fuel Gas Co	3,279,149
73,274		New Jersey Resources Corp	3,073,844
1,510,069		NextEra Energy, Inc	117,045,448
292,450		NiSource, Inc	7,609,549
24,580		Northwest Natural Holding Co	1,325,354
38,792		NorthWestern Corp	2,639,020
189,173		NRG Energy, Inc	6,776,177
156,650		OGE Energy Corp	5,257,174
169

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY			VALUE

40,415		ONE Gas, Inc			$3,252,195
31,460		Ormat Technologies, Inc			2,277,704
32,053		Otter Tail Corp			1,513,863
1,010,972	*,b	PG&E Corp			11,444,203
86,858		Pinnacle West Capital Corp			7,352,530
60,711		PNM Resources, Inc			2,996,695
71,224		Portland General Electric Co			3,622,453
591,740		PPL Corp			17,237,386
389,224		Public Service Enterprise Group, Inc			24,583,388
9,378	*	Pure Cycle Corp			143,202
3,907		RGC Resources, Inc			84,743
223,280		Sempra Energy			30,716,630
20,658		SJW Corp			1,354,132
69,909	e	South Jersey Industries, Inc			1,730,248
814,989		Southern Co			53,927,822
43,362		Southwest Gas Holdings Inc			3,023,199
7,602	e	Spark Energy, Inc			80,429
39,858		Spire, Inc			3,002,902
41,811	*	Sunnova Energy International, Inc			1,476,764
161,651		UGI Corp			7,065,765
12,150		Unitil Corp			700,204
381,280		Vistra Energy Corp			6,432,194
243,472		WEC Energy Group, Inc			23,658,174
406,909		Xcel Energy, Inc			29,012,612
14,741		York Water Co			761,225
		TOTAL UTILITIES			829,601,704

		TOTAL COMMON STOCKS			32,663,581,163
		(Cost $14,937,642,816)

RIGHTS / WARRANTS - 0.0%

MEDIA & ENTERTAINMENT - 0.0%
57,537	†	Media General, Inc			0
		TOTAL MEDIA & ENTERTAINMENT			0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
27,694	†	Chinook Therapeutics, Inc			0
21,703	†	Elanco Animal Health, Inc CVR			1,235
1,988	†	Omthera Pharmaceuticals, Inc			1,193
4,598	†	Tobira Therapeutics, Inc			276
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			2,704

		TOTAL RIGHTS / WARRANTS			2,704
		(Cost $822)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.2%

GOVERNMENT AGENCY DEBT - 0.6%
$6,140,000		Federal Home Loan Bank (FHLB)	0.010%	05/05/21	6,140,000
15,019,000		FHLB	0.005	05/07/21	15,019,000
9,696,000		FHLB	0.010	05/11/21	9,696,000
12,092,000		FHLB	0.005-0.010	05/12/21	12,092,000
10,000,000		FHLB	0.010	05/14/21	10,000,000
170

TIAA-CREF FUNDS - Equity Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$47,978,000		FHLB	0.005%	05/19/21	$47,978,000
20,875,000		FHLB	0.011	06/09/21	20,875,000
5,532,000		FHLB	0.015	06/21/21	5,532,000
20,418,000		FHLB	0.015-0.020	07/23/21	20,417,540
3,369,000		Federal Agricultural Mortgage Corp (FAMC)	0.005	05/24/21	3,369,000
49,590,000		Tennessee Valley Authority (TVA)	0.005	05/05/21	49,590,000
		TOTAL GOVERNMENT AGENCY DEBT			200,708,540

REPURCHASE AGREEMENT - 0.0%
9,390,000	r	Fixed Income Clearing Corp (FICC)	0.005	05/03/21	9,390,000
		TOTAL REPURCHASE AGREEMENT			9,390,000

TREASURY DEBT - 0.3%
25,499,000		United States Treasury Bill	0.005	05/04/21	25,498,998
50,423,000		United States Treasury Bill	0.010-0.013	05/20/21	50,422,762
12,500,000		United States Treasury Bill	0.015	06/15/21	12,499,944
		TOTAL TREASURY DEBT			88,421,704

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
86,481,538	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.020		86,481,538
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			86,481,538

		TOTAL SHORT-TERM INVESTMENTS			385,001,782
		(Cost $385,000,515)
		TOTAL INVESTMENTS - 100.8%			33,048,585,649
		(Cost $15,322,644,153)
		OTHER ASSETS & LIABILITIES, NET - (0.8)%			(257,884,549)
		NET ASSETS - 100.0%			$32,790,701,100

Abbreviation(s):
CVR Contingent Value Right
REIT Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $151,106,293.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/21, the aggregate value of these securities is $2,026,121 or 0.0% of net assets.
r	Agreement with Fixed Income Clearing Corp, 0.005% dated 4/30/21 to be repurchased at $9,390,000 on 5/3/21, collateralized by U.S. Treasury Notes valued at $9,577,858.
171

TIAA-CREF FUNDS - Equity Index Fund

Futures contracts outstanding as of April 30, 2021 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	206	06/18/21	$23,014,678	$23,293,450	$278,772
S&P 500 E Mini Index	1,253	06/18/21	258,723,510	261,526,160	2,802,650
S&P Mid-Cap 400 E Mini Index	28	06/18/21	7,526,072	7,616,840	90,768
Total	1,487		$289,264,260	$292,436,450	$3,172,190
172

TIAA-CREF FUNDS – Large-Cap Growth Index Fund

TIAA-CREF FUNDS

LARGE-CAP GROWTH INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 2.8%
18,861		BorgWarner, Inc	$916,267
521,814	*	Tesla, Inc	370,195,724
		TOTAL AUTOMOBILES & COMPONENTS	371,111,991

BANKS - 0.0%
29,343	e	Rocket Cos, Inc	658,750
		TOTAL BANKS	658,750

CAPITAL GOODS - 2.3%
253,038		3M Co	49,883,911
40,658		Allegion plc	5,463,622
49,259		Allison Transmission Holdings, Inc	2,042,771
12,318		Armstrong World Industries, Inc	1,276,761
2,783	*	Array Technologies, Inc	78,369
42,424	*	Axon Enterprise, Inc	6,431,903
8,837	*	AZEK Co, Inc	426,650
41,187		BWX Technologies, Inc	2,756,234
212,431		Carrier Global Corp	9,257,743
3,334		Donaldson Co, Inc	209,642
316,056		Fastenal Co	16,523,408
38,187	*	Generac Holdings, Inc	12,370,679
56,909		Graco, Inc	4,370,611
24,526		HEICO Corp	3,453,261
43,010		HEICO Corp (Class A)	5,431,303
722		Huntington Ingalls	153,295
94,993		Illinois Tool Works, Inc	21,892,087
16,702		Lincoln Electric Holdings, Inc	2,138,691
168,776		Lockheed Martin Corp	64,229,395
30,730	*	Mercury Systems, Inc	2,312,125
32,070		Nordson Corp	6,779,919
97,876		Northrop Grumman Corp	34,691,169
18,793		Quanta Services, Inc	1,816,155
38,450		Rockwell Automation, Inc	10,160,797
9,822		Roper Technologies Inc	4,384,934
5,006	*	Shoals Technologies Group, Inc	160,542
66,219		Toro Co	7,588,697
7,978	*	TransDigm Group, Inc	4,896,418
79,334	*	Trex Co, Inc	8,567,279
162,646		Vertiv Holdings Co	3,692,064
40,056	*,e	Virgin Galactic Holdings, Inc	887,240
21,844		W.W. Grainger, Inc	9,470,248
		TOTAL CAPITAL GOODS	303,797,923

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
92,311		Booz Allen Hamilton Holding Co	7,657,197
173

TIAA-CREF FUNDS – Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

2,750	*	CACI International, Inc (Class A)	$700,865
53,230		Cintas Corp	18,371,802
139,781	*	Copart, Inc	17,404,132
3,481		CoreLogic Inc	277,436
26,639	*	CoStar Group, Inc	22,761,161
47,502	*	Dun & Bradstreet Holdings, Inc	1,128,648
61,150		Equifax, Inc	14,017,415
21,426	*	IAA, Inc	1,345,767
147,309		IHS Markit Ltd	15,847,502
8,612		Leidos Holdings, Inc	872,223
5,257		MSA Safety, Inc	845,115
133,558		Rollins, Inc	4,979,042
5,494		Science Applications International Corp	491,273
118,057		TransUnion	12,347,582
107,945		Verisk Analytics, Inc	20,315,249
37,283		Waste Management, Inc	5,143,936
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	144,506,345

CONSUMER DURABLES & APPAREL - 1.1%
77,303	*	Lululemon Athletica, Inc	25,917,377
138,783	*	Mattel, Inc	2,978,283
846,691		Nike, Inc (Class B)	112,288,160
239	*	NVR, Inc	1,199,326
41,949	*	Peloton Interactive, Inc	4,125,684
4,482		Polaris Inc	627,615
95,688		Tempur Sealy International, Inc	3,649,540
11,965		VF Corp	1,048,852
		TOTAL CONSUMER DURABLES & APPAREL	151,834,837

CONSUMER SERVICES - 1.6%
27,850	*	Booking Holdings, Inc	68,680,328
28,467	*	Bright Horizons Family Solutions	4,122,876
88,675	*	Chegg, Inc	8,010,013
18,971	*	Chipotle Mexican Grill, Inc (Class A)	28,305,301
26,625		Domino’s Pizza, Inc	11,244,803
10,442	*	Expedia Group, Inc	1,840,194
10,599	*	frontdoor, Inc	567,364
87,950		H&R Block, Inc	1,957,767
96,763	*	Las Vegas Sands Corp	5,927,701
72,548		McDonald’s Corp	17,127,132
31,643	*	Planet Fitness, Inc	2,657,696
459,975		Starbucks Corp	52,662,538
2,183	*	Vail Resorts, Inc	709,824
108,557		Wendy’s	2,450,131
17,168	*	Wynn Resorts Ltd	2,204,371
18,373		Yum China Holdings, Inc	1,156,029
14,994		Yum! Brands, Inc	1,792,083
		TOTAL CONSUMER SERVICES	211,416,151

DIVERSIFIED FINANCIALS - 1.2%
57,464		Apollo Global Management, Inc	3,181,782
67,123		Ares Management Corp	3,525,300
6,182		Carlyle Group, Inc	263,724
15,720		CBOE Global Markets, Inc	1,640,696
379	*,e	Credit Acceptance Corp	149,625
25,551		Factset Research Systems, Inc	8,590,757
174

TIAA-CREF FUNDS – Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

131,450		Intercontinental Exchange Group, Inc	$15,472,979
3,254		iShares Russell 1000 Growth Index Fund	845,194
7,244	*,e	LendingTree, Inc	1,495,814
3,545		LPL Financial Holdings, Inc	555,501
25,192		MarketAxess Holdings, Inc	12,305,284
110,790		Moody’s Corp	36,196,201
12,354		Morningstar, Inc	3,273,934
54,708		MSCI, Inc (Class A)	26,575,505
96,834		S&P Global, Inc	37,803,025
57,050		SLM Corp	1,121,603
38,013		T Rowe Price Group, Inc	6,811,930
48,202		Tradeweb Markets, Inc	3,917,859
2,088	*	Upstart Holdings, Inc	227,634
37,166		Virtu Financial, Inc	1,101,229
		TOTAL DIVERSIFIED FINANCIALS	165,055,576

ENERGY - 0.1%
157,995	*	Cheniere Energy, Inc	12,247,773
25,227		Equitrans Midstream Corp	205,852
		TOTAL ENERGY	12,453,625

FOOD & STAPLES RETAILING - 0.9%
37,616	e	Albertsons Cos, Inc	698,529
265,487		Costco Wholesale Corp	98,785,058
26,275	*	Grocery Outlet Holding Corp	1,061,247
56,698	*	Sprouts Farmers Market, Inc	1,452,036
235,109		SYSCO Corp	19,920,786
		TOTAL FOOD & STAPLES RETAILING	121,917,656

FOOD, BEVERAGE & TOBACCO - 2.1%
553,206		Altria Group, Inc	26,415,587
27,880	*,e	Beyond Meat, Inc	3,671,239
6,081	*	Boston Beer Co, Inc (Class A)	7,397,476
25,360		Brown-Forman Corp (Class A)	1,809,436
104,100		Brown-Forman Corp (Class B)	7,940,748
66,291		Campbell Soup Co	3,165,395
1,546,197		Coca-Cola Co	83,463,714
77,514		Hershey Co	12,735,550
59,303		Kellogg Co	3,701,693
22,508		Lamb Weston Holdings, Inc	1,811,894
94,783		McCormick & Co, Inc	8,564,592
251,347	*	Monster Beverage Corp	24,393,226
694,187		PepsiCo, Inc	100,073,998
10,216	*	Pilgrim’s Pride Corp	244,775
		TOTAL FOOD, BEVERAGE & TOBACCO	285,389,323

HEALTH CARE EQUIPMENT & SERVICES - 6.0%
451,885		Abbott Laboratories	54,262,351
30,051	*	Abiomed, Inc	9,638,257
53,127	*	Align Technology, Inc	31,638,722
21,821	*	Amedisys, Inc	5,888,397
27,531	*	American Well Corp	423,702
47,457		AmerisourceBergen Corp	5,732,806
43,110		Anthem, Inc	16,355,503
145,334		Baxter International, Inc	12,453,670
200,720		Cardinal Health, Inc	12,111,445
175

TIAA-CREF FUNDS – Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

117,322	*	Centene Corp	$7,243,460
205,604		Cerner Corp	15,430,580
11,714	*	Certara, Inc	372,622
118,362	*	Change Healthcare, Inc	2,716,408
10,469		Chemed Corp	4,989,630
63,386		Cigna Corp	15,783,748
3,926		Cooper Cos, Inc	1,613,154
8,875	*	DaVita, Inc	1,034,204
62,574	*	DexCom, Inc	24,159,821
420,207	*	Edwards Lifesciences Corp	40,138,173
29,538		Encompass Health Corp	2,506,595
55,679	*	Guardant Health, Inc	8,851,847
31,949	*	Haemonetics Corp	2,148,890
94,663		HCA Healthcare, Inc	19,032,943
5,477		Hill-Rom Holdings, Inc	603,675
121,759	*	Hologic, Inc	7,981,302
33,368		Humana, Inc	14,856,768
3,565	*	ICU Medical, Inc	742,483
57,267	*	IDEXX Laboratories, Inc	31,439,010
44,630	*	Insulet Corp	13,175,669
78,912	*	Intuitive Surgical, Inc	68,258,880
3,654	*	Laboratory Corp of America Holdings	971,489
33,400	*	Masimo Corp	7,771,178
80,924		McKesson Corp	15,178,105
26,881	*	Molina Healthcare, Inc	6,857,343
68,643	*	Novocure Ltd	14,010,036
31,457	*	Oak Street Health, Inc	1,938,695
22,245	*	Penumbra, Inc	6,806,748
24,693	*	Quidel Corp	2,587,579
97,748		Resmed, Inc	18,373,692
10,200	*	Signify Health, Inc	289,170
2,895		STERIS plc	610,903
76,707		Stryker Corp	20,145,559
37,007	*	Tandem Diabetes Care, Inc	3,400,943
68,788	*	Teladoc, Inc	11,855,612
19,876		Teleflex, Inc	8,397,213
535,467		UnitedHealth Group, Inc	213,544,240
92,027	*	Veeva Systems, Inc	25,993,026
49,951		West Pharmaceutical Services, Inc	16,409,903
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	806,726,149

HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
169,071		Church & Dwight Co, Inc	14,496,148
60,895		Clorox Co	11,113,337
34,708		Energizer Holdings, Inc	1,711,104
137,906		Estee Lauder Cos (Class A)	43,274,903
7,234	*	Herbalife Nutrition Ltd	331,100
742,304		Procter & Gamble Co	99,038,200
6,696		Reynolds Consumer Products, Inc	196,327
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	170,161,119

INSURANCE - 0.7%
925	*	Alleghany Corp	628,047
154,357		Aon plc	38,811,524
5,426		Axis Capital Holdings Ltd	302,771
10,088		Brown & Brown, Inc	536,480
176

TIAA-CREF FUNDS – Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

9,498		Erie Indemnity Co (Class A)	$2,032,762
7,113	*	GoHealth, Inc	84,858
16,478		Lincoln National Corp	1,056,734
267,499		Marsh & McLennan Cos, Inc	36,299,614
16,111		Primerica, Inc	2,574,055
114,953		Progressive Corp	11,580,365
11,466		RenaissanceRe Holdings Ltd	1,935,576
		TOTAL INSURANCE	95,842,786

MATERIALS - 0.8%
19,155		Air Products & Chemicals, Inc	5,525,834
163,043		Amcor plc	1,915,755
23,640		Avery Dennison Corp	5,062,979
204,317		Ball Corp	19,132,244
30,329	*	Berry Global Group, Inc	1,929,531
9,713		Crown Holdings, Inc	1,066,487
33,975		Ecolab, Inc	7,614,477
17,334		FMC Corp	2,049,572
37,827		Graphic Packaging Holding Co	701,691
3,713		NewMarket Corp	1,286,889
32,063		Royal Gold, Inc	3,586,567
72,755		RPM International, Inc	6,900,084
25,819		Scotts Miracle-Gro Co (Class A)	5,968,320
168,418		Sherwin-Williams Co	46,124,638
13,634		W R Grace & Co	937,065
		TOTAL MATERIALS	109,802,133

MEDIA & ENTERTAINMENT - 12.3%
205,044		Activision Blizzard, Inc	18,697,962
158,769	*	Alphabet, Inc (Class A)	373,662,842
153,786	*	Alphabet, Inc (Class C)	370,642,714
154,539	*	Altice USA, Inc	5,611,311
3,646		Cable One, Inc	6,526,340
86,410	*	Charter Communications, Inc	58,192,815
26,716		Electronic Arts, Inc	3,795,809
1,636,486	*	Facebook, Inc	531,988,869
51,237	*	IAC/InterActive Corp	12,987,042
5,536	*	Liberty SiriusXM Group (Class A)	250,172
14,362	*	Liberty SiriusXM Group (Class C)	649,593
97,039	*	Live Nation, Inc	7,945,553
152,162	*	Match Group, Inc	23,680,972
289,841	*	Netflix, Inc	148,824,658
19,894		Nexstar Media Group Inc	2,932,575
227,117	*	Pinterest, Inc	15,073,755
24,251	*	Playtika Holding Corp	673,693
74,053	*	Roku, Inc	25,397,957
464,078	e	Sirius XM Holdings, Inc	2,830,876
91,394	*	Spotify Technology S.A.	23,042,255
71,839	*	Take-Two Interactive Software, Inc	12,599,124
31,344		World Wrestling Entertainment, Inc (Class A)	1,727,368
4,714	*	Zillow Group, Inc (Class A)	628,612
11,163	*	Zillow Group, Inc (Class C)	1,452,530
494,977	*	Zynga, Inc	5,355,651
		TOTAL MEDIA & ENTERTAINMENT	1,655,171,048
177

TIAA-CREF FUNDS – Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.3%
39,241	*	10X Genomics, Inc	$7,761,870
1,128,731		AbbVie, Inc	125,853,506
75,402	*	Acadia Pharmaceuticals, Inc	1,550,265
32,546	*	Acceleron Pharma, Inc	4,067,274
52,442	*	Adaptive Biotechnologies Corp	2,181,587
17,734		Agilent Technologies, Inc	2,369,972
3,881	*	Agios Pharmaceuticals, Inc	216,560
22,434	*	Alexion Pharmaceuticals, Inc	3,784,167
78,892	*	Alnylam Pharmaceuticals, Inc	11,095,371
397,100		Amgen, Inc	95,161,044
338,622	*	Avantor, Inc	10,849,449
7,424	*	Berkeley Lights, Inc	364,593
31,396	*	Biogen, Inc	8,393,093
111,727	*	BioMarin Pharmaceutical, Inc	8,705,768
24,600		Bio-Techne Corp	10,516,254
20,237	*	Bluebird Bio, Inc	607,110
559,783		Bristol-Myers Squibb Co	34,941,655
29,536		Bruker BioSciences Corp	2,023,807
29,510	*	Charles River Laboratories International, Inc	9,810,599
574,118		Eli Lilly & Co	104,931,547
87,686	*	Exact Sciences Corp	11,558,768
77,672	*	Exelixis, Inc	1,912,285
41,330	*	Global Blood Therapeutics, Inc	1,685,437
123,325	*	Horizon Therapeutics Plc	11,669,011
99,929	*	Illumina, Inc	39,256,108
125,670	*	Incyte Corp	10,729,705
44,515	*	Ionis Pharmaceuticals, Inc	1,906,132
92,345	*	Iovance Biotherapeutics, Inc	2,903,327
49,146	*	IQVIA Holdings, Inc	11,534,075
240,877		Johnson & Johnson	39,197,914
33,004	*	Maravai LifeSciences Holdings, Inc	1,284,186
1,505,582		Merck & Co, Inc	112,165,859
14,767	*	Mettler-Toledo International, Inc	19,393,796
194,268	*	Moderna, Inc	34,739,004
63,550	*	Neurocrine Biosciences, Inc	6,004,839
14,891		PerkinElmer, Inc	1,930,320
91,787	*	PPD, Inc	4,240,559
36,775	*	PRA Health Sciences, Inc	6,137,380
15,104	*	Reata Pharmaceuticals, Inc	1,531,546
66,126	*	Regeneron Pharmaceuticals, Inc	31,826,444
36,042	*	Repligen Corp	7,630,452
94,361	e	Royalty Pharma plc	4,151,884
2,341	*	Sage Therapeutics, Inc	184,377
13,370	*	Sana Biotechnology, Inc	287,455
51,699	*	Sarepta Therapeutics, Inc	3,662,357
86,145	*	Seagen, Inc	12,384,205
19,426	*	Sotera Health Co	500,414
5,480	*	Syneos Health, Inc	464,978
158,070		Thermo Fisher Scientific, Inc	74,329,256
176,884	*	Vertex Pharmaceuticals, Inc	38,596,089
3,030	*	Waters Corp	908,606
293,172		Zoetis, Inc	50,727,551
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	990,619,810

REAL ESTATE - 1.7%
300,708		American Tower Corp	76,611,377
178

TIAA-CREF FUNDS – Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

13,985		Americold Realty Trust	$564,854
23,863		Brookfield Property REIT, Inc	429,176
18,812		Coresite Realty	2,285,470
264,273		Crown Castle International Corp	49,963,454
60,545		Equinix, Inc	43,638,414
47,883		Equity Lifestyle Properties, Inc	3,323,080
61,055		Extra Space Storage, Inc	9,078,268
114,210		Iron Mountain, Inc	4,582,105
67,176		Public Storage, Inc	18,887,204
10,062		SBA Communications Corp	3,015,783
175,509		Simon Property Group, Inc	21,366,466
		TOTAL REAL ESTATE	233,745,651

RETAILING - 11.2%
288,974	*	Amazon.com, Inc	1,001,994,227
9,233	*	AutoZone, Inc	13,518,220
28,245		Best Buy Co, Inc	3,284,046
39,161	*	Burlington Stores, Inc	12,779,409
8,035	*	CarMax, Inc	1,070,583
37,976	*	Carvana Co	10,833,034
167,027		Dollar General Corp	35,869,048
76,638	*	Dollar Tree, Inc	8,805,706
403,113		eBay, Inc	22,489,674
80,298	*	Etsy, Inc	15,962,440
37,208	*	Five Below, Inc	7,488,854
64,661	*	Floor & Decor Holdings, Inc	7,172,198
6,299	*	GrubHub, Inc	428,584
366,235		Home Depot, Inc	118,539,283
11,843	*	Leslie’s, Inc	336,578
500,095		Lowe’s Companies, Inc	98,143,644
33,280	*	Ollie’s Bargain Outlet Holdings, Inc	3,070,746
47,798	*	O’Reilly Automotive, Inc	26,426,558
17,994	*,e	Petco Health & Wellness Co, Inc	425,018
26,460		Pool Corp	11,179,879
193,229		Ross Stores, Inc	25,301,405
661,862		TJX Companies, Inc	46,992,202
78,961		Tractor Supply Co	14,892,045
34,272	*	Ulta Beauty, Inc	11,287,483
56,285	*	Vroom, Inc	2,604,307
43,889	*	Wayfair, Inc	12,972,272
8,206		Williams-Sonoma, Inc	1,401,175
		TOTAL RETAILING	1,515,268,618

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.5%
758,937	*	Advanced Micro Devices, Inc	61,944,438
7,992	*	Allegro MicroSystems, Inc	197,242
30,111		Analog Devices, Inc	4,611,801
624,554		Applied Materials, Inc	82,884,561
255,220		Broadcom, Inc	116,431,364
71,968	*	Enphase Energy, Inc	10,021,544
84,812		Entegris, Inc	9,548,135
105,405		KLA Corp	33,239,467
97,280		Lam Research Corp	60,357,376
76,075		Marvell Technology, Inc	3,439,351
59,769		Maxim Integrated Products, Inc	5,618,286
127,637		Microchip Technology, Inc	19,182,565
179

TIAA-CREF FUNDS – Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

28,191		MKS Instruments, Inc	$5,049,290
30,032		Monolithic Power Systems, Inc	10,852,964
402,338		NVIDIA Corp	241,555,688
767,104		QUALCOMM, Inc	106,474,035
33,207	*	SolarEdge Technologies, Inc	8,751,373
113,031		Teradyne, Inc	14,137,917
311,419		Texas Instruments, Inc	56,214,244
29,153		Universal Display Corp	6,521,235
166,399		Xilinx, Inc	21,292,416
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	878,325,292

SOFTWARE & SERVICES - 26.3%
16,361	*	2U, Inc	642,169
434,618		Accenture plc	126,026,182
327,984	*	Adobe, Inc	166,727,387
90,356	*	Akamai Technologies, Inc	9,821,697
36,881	*	Alteryx, Inc	3,015,022
91,274	*	Anaplan, Inc	5,444,494
58,159	*	Ansys, Inc	21,266,420
42,993	*	Aspen Technology, Inc	5,625,204
89,163	*	Atlassian Corp plc	21,181,562
99,426	*	Autodesk, Inc	29,023,444
251,488		Automatic Data Processing, Inc	47,025,741
56,821	*	Avalara, Inc	8,052,104
24,816	*	BigCommerce Holdings, Inc	1,487,471
50,582	*	Bill.Com Holdings, Inc	7,821,495
104,509	*	Black Knight, Inc	7,568,542
77,677		Broadridge Financial Solutions, Inc	12,321,903
8,893	*,e	C3.ai, Inc	589,250
187,137	*	Cadence Design Systems, Inc	24,659,043
10,983		CDK Global, Inc	588,579
55,421	*	Ceridian HCM Holding, Inc	5,236,176
23,205		Citrix Systems, Inc	2,873,939
79,037	*	Cloudflare, Inc	6,697,595
25,523		Cognizant Technology Solutions Corp (Class A)	2,052,049
47,490	*	Coupa Software, Inc	12,776,710
76,278	*	Crowdstrike Holdings, Inc	15,904,726
103,531	*	Datadog, Inc	8,879,854
7,985	*	Datto Holding Corp	204,017
123,319	*	DocuSign, Inc	27,492,738
169,256	*	Dropbox, Inc	4,349,879
41,371	*	Duck Creek Technologies, Inc	1,720,206
123,424	*	Dynatrace, Inc	6,422,985
45,316	*	Elastic NV	5,466,016
35,969	*	EPAM Systems, Inc	16,464,810
24,223	*	Everbridge, Inc	3,214,634
19,096	*	Fair Isaac Corp	9,956,845
52,872	*,e	Fastly, Inc	3,376,935
35,189	*	FireEye, Inc	699,381
115,306	*	Fiserv, Inc	13,850,557
42,502	*	Five9, Inc	7,989,101
56,429	*	FleetCor Technologies, Inc	16,235,752
90,158	*	Fortinet, Inc	18,412,968
59,048	*	Gartner, Inc	11,566,322
49,563		Genpact Ltd	2,355,729
26,273	*	Globant S.A.	6,021,246
180

TIAA-CREF FUNDS – Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

115,420	*	GoDaddy, Inc	$10,020,764
10,765	*	Guidewire Software, Inc	1,135,815
28,128	*	HubSpot, Inc	14,807,986
171,569		Intuit, Inc	70,713,879
40,606		Jack Henry & Associates, Inc	6,611,875
11,106	*	Jamf Holding Corp	405,591
7,548	*,e	JFrog Ltd	370,078
38,102	*	Manhattan Associates, Inc	5,229,119
601,356		Mastercard, Inc (Class A)	229,754,073
12,356		McAfee Corp	300,004
59,743	*	Medallia, Inc	1,761,821
5,103,473		Microsoft Corp	1,286,993,821
35,727	*	MongoDB, Inc	10,627,353
26,368	*	nCino, Inc	1,724,204
35,795	*	New Relic, Inc	2,301,619
370,361		NortonLifelock, Inc	8,003,501
128,488	*	Nutanix, Inc	3,474,316
79,075	*	Okta, Inc	21,326,528
1,105,289		Oracle Corp	83,769,853
48,015	*	Pagerduty, Inc	2,038,717
64,259	*	Palo Alto Networks, Inc	22,708,488
171,720		Paychex, Inc	16,740,983
33,046	*	Paycom Software, Inc	12,703,213
26,017	*	Paylocity Holding Corp	5,027,525
800,412	*	PayPal Holdings, Inc	209,940,064
24,683		Pegasystems, Inc	3,133,260
38,693	*	Proofpoint, Inc	6,659,452
71,164	*	PTC, Inc	9,318,214
53,581	*	RingCentral, Inc	17,089,660
554,003	*	salesforce.com, Inc	127,597,971
132,525	*	ServiceNow, Inc	67,106,684
335,325	*	Slack Technologies, Inc	14,217,780
76,597	*	Smartsheet, Inc	4,542,202
109,591	*	Splunk, Inc	13,854,494
251,673	*	Square, Inc	61,614,584
31,351		SS&C Technologies Holdings, Inc	2,326,871
137,270	*	StoneCo Ltd	8,873,133
57,011		Switch, Inc	1,058,694
95,364	*	Synopsys, Inc	23,560,630
54,841	*	Teradata Corp	2,712,984
28,031	*	Trade Desk, Inc	20,443,289
81,386	*	Twilio, Inc	29,933,771
26,851	*	Tyler Technologies, Inc	11,407,916
16,326	*,e	Unity Software, Inc	1,658,395
40,503	*	VeriSign, Inc	8,860,841
1,150,943		Visa, Inc (Class A)	268,814,247
54,575	*	VMware, Inc (Class A)	8,777,297
54,932		Western Union Co	1,415,048
2,772	*	WEX, Inc	568,842
121,952	*	Workday, Inc	30,122,144
78,676	*	Zendesk, Inc	11,498,497
119,240	*	Zoom Video Communications, Inc	38,105,527
49,088	*	Zscaler, Inc	9,210,872
		TOTAL SOFTWARE & SERVICES	3,542,083,368

181

TIAA-CREF FUNDS – Large-Cap Growth Index Fund

SHARES		COMPANY	RATE	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 11.2%
235,415		Amphenol Corp (Class A)		$15,852,846
10,795,947		Apple, Inc		1,419,235,193
32,996	*	Arista Networks, Inc		10,399,349
96,694		CDW Corp		17,243,441
114,772		Cognex Corp		9,884,165
13,105	*	Coherent, Inc		3,407,169
11,338	*	CommScope Holding Co, Inc		186,510
10,046	*	Dell Technologies, Inc		987,823
5,380		Dolby Laboratories, Inc (Class A)		545,909
1,720	*	IPG Photonics Corp		373,429
18,124		Jabil Inc		950,060
42,971	*	Keysight Technologies, Inc		6,202,864
5,702	*	Lumentum Holdings, Inc		484,955
11,599		Motorola Solutions, Inc		2,184,092
81,869		NetApp, Inc		6,114,796
94,698	*	Pure Storage, Inc		1,914,793
4,790		Ubiquiti, Inc		1,366,731
32,456	*	Zebra Technologies Corp (Class A)		15,830,089
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT		1,513,164,214

TRANSPORTATION - 1.4%
13,817		CH Robinson Worldwide, Inc		1,341,354
70,395		Expeditors International of Washington, Inc		7,733,595
15,399		JB Hunt Transport Services, Inc		2,628,763
20,800		Landstar System, Inc		3,583,424
57,082		Old Dominion Freight Line		14,716,311
721,995	*	Uber Technologies, Inc		39,543,666
232,966		Union Pacific Corp		51,739,419
322,317		United Parcel Service, Inc (Class B)		65,707,544
3,410	*	XPO Logistics, Inc		474,399
		TOTAL TRANSPORTATION		187,468,475

UTILITIES - 0.0%
58,542		NRG Energy, Inc		2,096,974
		TOTAL UTILITIES		2,096,974

		TOTAL COMMON STOCKS		13,468,617,814
		(Cost $6,510,833,378)

SHORT-TERM INVESTMENTS - 0.1%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%

6,298,331	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.020%	6,298,331
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES		6,298,331

		TOTAL SHORT-TERM INVESTMENTS		6,298,331
		(Cost $6,298,331)
		TOTAL INVESTMENTS - 100.0%		13,474,916,145
		(Cost $6,517,131,709)
		OTHER ASSETS & LIABILITIES, NET - 0.0%		1,888,642
		NET ASSETS - 100.0%		$13,476,804,787
182

TIAA-CREF FUNDS – Large-Cap Growth Index Fund

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $18,702,007.

183

TIAA-CREF FUNDS – Large-Cap Value Index Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.0%
117,238	*	Aptiv plc	$16,869,376
93,952		BorgWarner, Inc	4,564,188
1,715,876	*	Ford Motor Co	19,801,209
549,809	*	General Motors Co	31,460,071
110,051		Gentex Corp	3,871,594
67,025		Harley-Davidson, Inc	3,241,999
26,258		Lear Corp	4,827,271
23,368		Thor Industries, Inc	3,308,675
		TOTAL AUTOMOBILES & COMPONENTS	87,944,383

BANKS - 8.6%
71,407		Associated Banc-Corp	1,563,099
3,404,309		Bank of America Corp	137,976,644
17,274		Bank of Hawaii Corp	1,570,034
53,507		Bank OZK	2,193,252
13,741		BOK Financial Corp	1,208,383
915,446		Citigroup, Inc	65,216,373
186,805		Citizens Financial Group, Inc	8,645,335
60,174		Comerica, Inc	4,522,678
46,033		Commerce Bancshares, Inc	3,581,828
24,533		Cullen/Frost Bankers, Inc	2,945,432
61,779		East West Bancorp, Inc	4,704,471
315,199		Fifth Third Bancorp	12,778,167
2,665		First Citizens Bancshares, Inc (Class A)	2,311,781
56,792		First Hawaiian, Inc	1,559,508
240,072		First Horizon National Corp	4,390,917
76,165		First Republic Bank	13,956,475
140,329		FNB Corp	1,808,841
442,712		Huntington Bancshares, Inc	6,782,348
1,333,349		JPMorgan Chase & Co	205,082,410
425,854		Keycorp	9,266,583
56,129		M&T Bank Corp	8,850,982
147,986		MGIC Investment Corp	2,255,307
199,767		New York Community Bancorp, Inc	2,389,213
51,536		PacWest Bancorp	2,237,178
185,337		People’s United Financial, Inc	3,360,160
32,370		Pinnacle Financial Partners, Inc	2,836,907
186,315		PNC Financial Services Group, Inc	34,831,589
36,867		Popular, Inc	2,726,683
38,616		Prosperity Bancshares, Inc	2,832,870
421,174		Regions Financial Corp	9,181,593
32,046	e	Rocket Cos, Inc	719,433
24,696		Signature Bank	6,211,291
84,699		Sterling Bancorp	2,128,486
22,645	*	SVB Financial Group	12,949,090
63,215		Synovus Financial Corp	2,962,255
184

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

66,113		TCF Financial Corp	$3,009,464
22,192		TFS Financial Corp	434,075
593,929		Truist Financial Corp	35,225,929
97,760		Umpqua Holdings Corp	1,822,246
596,651		US Bancorp	35,411,237
39,080		Webster Financial Corp	2,067,723
1,670,456		Wells Fargo & Co	75,254,043
43,269		Western Alliance Bancorp	4,546,274
25,142		Wintrust Financial Corp	1,938,448
70,755		Zions Bancorporation	3,948,129
		TOTAL BANKS	752,195,164

CAPITAL GOODS - 9.6%
84,660		3M Co	16,689,872
58,421		A.O. Smith Corp	3,958,023
16,354		Acuity Brands, Inc	3,033,994
61,973	*	Aecom Technology Corp	4,116,866
27,069		AGCO Corp	3,949,908
47,407		Air Lease Corp	2,214,381
14,134		Allegion plc	1,899,327
17,377		Allison Transmission Holdings, Inc	720,624
100,219		Ametek, Inc	13,522,550
13,155		Armstrong World Industries, Inc	1,363,516
49,719	*	Array Technologies, Inc	1,400,087
33,690	*	AZEK Co, Inc	1,626,553
234,645	*	Boeing Co	54,979,670
14,536		BWX Technologies, Inc	972,749
23,215		Carlisle Cos, Inc	4,449,155
244,014		Carrier Global Corp	10,634,130
238,359		Caterpillar, Inc	54,372,071
48,388	*	Colfax Corp	2,186,654
21,325		Crane Co	2,005,829
64,627		Cummins, Inc	16,288,589
18,184		Curtiss-Wright Corp	2,325,734
124,193		Deere & Co	46,056,974
48,813		Donaldson Co, Inc	3,069,361
62,013		Dover Corp	9,251,719
175,890		Eaton Corp	25,139,958
261,267		Emerson Electric Co	23,642,051
49,271		Fastenal Co	2,575,888
57,087		Flowserve Corp	2,262,929
130,059		Fortive Corp	9,210,778
60,360		Fortune Brands Home & Security, Inc	6,336,593
29,059	*	Gates Industrial Corp plc	501,268
2,429	*	Generac Holdings, Inc	786,875
111,204		General Dynamics Corp	21,154,337
3,825,376		General Electric Co	50,188,933
36,690		Graco, Inc	2,817,792
74,565		GrafTech International Ltd	948,467
3,837		HEICO Corp	540,250
6,680		HEICO Corp (Class A)	843,550
36,526	*	Hexcel Corp	2,060,432
309,083		Honeywell International, Inc	68,937,872
173,000	*	Howmet Aerospace, Inc	5,529,080
185

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

23,676		Hubbell, Inc	$4,546,029
15,696		Huntington Ingalls	3,332,575
33,017		IDEX Corp	7,402,411
77,598		Illinois Tool Works, Inc	17,883,235
151,894	*	Ingersoll Rand, Inc	7,505,083
37,876		ITT, Inc	3,572,086
320,819		Johnson Controls International plc	19,999,856
92,606		L3Harris Technologies, Inc	19,375,953
15,153		Lennox International, Inc	5,081,407
13,944		Lincoln Electric Holdings, Inc	1,785,529
110,828		Masco Corp	7,079,693
4,450	*	Mercury Systems, Inc	334,818
24,138	*	Middleby Corp	4,376,702
19,575		MSC Industrial Direct Co (Class A)	1,764,882
4,463		Nordson Corp	943,523
5,655		Northrop Grumman Corp	2,004,358
68,153		nVent Electric plc	2,075,259
29,677		Oshkosh Corp	3,692,709
180,583		Otis Worldwide Corp	14,061,998
46,850		Owens Corning, Inc	4,535,548
148,878		PACCAR, Inc	13,381,155
56,545		Parker-Hannifin Corp	17,744,386
72,333		Pentair plc	4,666,202
49,151		Quanta Services, Inc	4,749,953
627,850		Raytheon Technologies Corp	52,262,234
17,741		Regal-Beloit Corp	2,562,333
26,126		Rockwell Automation, Inc	6,904,057
39,284		Roper Technologies Inc	17,537,949
67,621	*	Sensata Technologies Holding plc	3,904,436
35,957	*	Shoals Technologies Group, Inc	1,153,141
23,577		Snap-On, Inc	5,601,895
45,169		Spirit Aerosystems Holdings, Inc (Class A)	2,063,772
67,449		Stanley Black & Decker, Inc	13,946,430
15,889	*	Teledyne Technologies, Inc	7,114,300
99,800		Textron, Inc	6,411,152
28,906		Timken Co	2,424,346
4,637		Toro Co	531,400
105,527		Trane Technologies plc	18,343,758
18,071	*	TransDigm Group, Inc	11,090,896
39,412		Trinity Industries, Inc	1,089,348
31,561	*	United Rentals, Inc	10,097,942
73,081	*	Univar Solutions Inc	1,706,441
9,018		Valmont Industries, Inc	2,226,093
4,147	*,e	Virgin Galactic Holdings, Inc	91,856
5,190		W.W. Grainger, Inc	2,250,073
79,819		Wabtec Corp	6,550,745
14,277		Watsco, Inc	4,181,162
24,381		Woodward Inc	3,047,869
79,449		Xylem, Inc	8,791,032
		TOTAL CAPITAL GOODS	848,345,399

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
71,179		ADT, Inc	654,847
9,129	*	CACI International, Inc (Class A)	2,326,617
4,412		Cintas Corp	1,522,758
186

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

22,551	*	Clean Harbors, Inc	$2,006,137
29,770		CoreLogic Inc	2,372,669
14,439	*	Driven Brands Holdings, Inc	411,800
31,086	*	Dun & Bradstreet Holdings, Inc	738,603
13,682		Equifax, Inc	3,136,325
14,934	*	FTI Consulting, Inc	2,073,586
44,839	*	IAA, Inc	2,816,338
79,197		IHS Markit Ltd	8,520,013
56,740		Jacobs Engineering Group, Inc	7,581,031
53,255		Leidos Holdings, Inc	5,393,666
25,374		Manpower, Inc	3,067,463
12,405		MSA Safety, Inc	1,994,228
159,314		Nielsen NV	4,086,404
91,255		Republic Services, Inc	9,700,407
48,925		Robert Half International, Inc	4,286,319
12,181		Rollins, Inc	454,108
22,143		Science Applications International Corp	1,980,027
40,033	*	Stericycle, Inc	3,053,717
7,412		TransUnion	775,221
161,291		Waste Management, Inc	22,253,319
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	91,205,603

CONSUMER DURABLES & APPAREL - 1.5%
34,565		Brunswick Corp	3,702,949
63,619	*	Capri Holdings Ltd	3,504,135
18,771	*	Carter’s, Inc	2,042,097
12,618		Columbia Sportswear Co	1,375,488
144,924		DR Horton, Inc	14,244,580
66,358		Garmin Ltd	9,106,972
151,946		Hanesbrands, Inc	3,199,983
55,752		Hasbro, Inc	5,544,536
57,852		Leggett & Platt, Inc	2,873,509
119,457		Lennar Corp (Class A)	12,375,745
5,591		Lennar Corp (Class B)	450,467
62,469	*	Mattel, Inc	1,340,585
25,456	*	Mohawk Industries, Inc	5,231,208
168,306		Newell Brands Inc	4,537,530
1,320	*	NVR, Inc	6,623,892
85,129	*	Peloton Interactive, Inc	8,372,437
22,837		Polaris Inc	3,197,865
118,216		Pulte Homes, Inc	6,988,930
31,992	*	PVH Corp	3,620,855
20,931	*	Ralph Lauren Corp	2,789,893
58,610	*	Skechers U.S.A., Inc (Class A)	2,841,999
120,686	*	Tapestry, Inc	5,774,825
21,452		Tempur Sealy International, Inc	818,179
51,382		Toll Brothers, Inc	3,221,651
82,501	*	Under Armour, Inc (Class A)	2,005,599
83,055	*	Under Armour, Inc (Class C)	1,653,625
134,304		VF Corp	11,773,089
26,732		Whirlpool Corp	6,320,781
		TOTAL CONSUMER DURABLES & APPAREL	135,533,404
187

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 2.7%
100,032		ARAMARK Holdings Corp	$3,888,244
7,733	*	Bright Horizons Family Solutions	1,119,970
266,538	*	Carnival Corp	7,452,403
15,242	*	Choice Hotels International, Inc	1,734,540
57,009		Darden Restaurants, Inc	8,364,361
53,880	*	Expedia Group, Inc	9,495,272
77,542		Extended Stay America, Inc	1,542,310
31,212	*	frontdoor, Inc	1,670,778
1,639		Graham Holdings Co	1,041,765
20,916	*	Grand Canyon Education, Inc	2,264,994
25,112		H&R Block, Inc	558,993
119,689	*	Hilton Worldwide Holdings, Inc	15,403,974
15,597	*	Hyatt Hotels Corp	1,284,101
83,427	*	Las Vegas Sands Corp	5,110,738
117,854	*	Marriott International, Inc (Class A)	17,503,676
280,470		McDonald’s Corp	66,213,358
209,736		MGM Resorts International	8,540,450
159,714	*	Norwegian Cruise Line Holdings Ltd	4,959,120
15,174	*	Planet Fitness, Inc	1,274,464
86,908	*	Royal Caribbean Cruises Ltd	7,556,651
74,239		Service Corp International	3,967,332
32,580	*	Six Flags Entertainment Corp	1,530,608
217,252		Starbucks Corp	24,873,182
58,332	*	Terminix Global Holdings, Inc	2,968,515
37,154		Travel & Leisure Co	2,397,548
16,107	*	Vail Resorts, Inc	5,237,352
40,182		Wyndham Hotels & Resorts, Inc	2,937,706
34,711	*	Wynn Resorts Ltd	4,456,892
165,446		Yum China Holdings, Inc	10,409,862
122,267		Yum! Brands, Inc	14,613,352
		TOTAL CONSUMER SERVICES	240,372,511

DIVERSIFIED FINANCIALS - 9.7%
19,742		Affiliated Managers Group, Inc	3,181,818
235,882		AGNC Investment Corp	4,229,364
163,748		Ally Financial, Inc	8,424,835
288,078		American Express Co	44,176,761
52,141		Ameriprise Financial, Inc	13,473,235
616,279		Annaly Capital Management, Inc	5,595,813
37,681		Apollo Global Management, Inc	2,086,397
349,654		Bank of New York Mellon Corp	17,440,742
828,203	*	Berkshire Hathaway, Inc (Class B)	227,714,415
64,784		BlackRock, Inc	53,077,531
198,664		Capital One Financial Corp	29,616,829
48,921		Carlyle Group, Inc	2,086,970
37,211		CBOE Global Markets, Inc	3,883,712
606,665		Charles Schwab Corp	42,709,216
156,185		CME Group, Inc	31,547,808
3,853	*,e	Credit Acceptance Corp	1,521,126
135,458		Discover Financial Services	15,442,212
177,640		Equitable Holdings, Inc	6,080,617
17,303		Evercore Inc	2,424,669
119,371		Franklin Resources, Inc	3,581,130
188

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

145,855		Goldman Sachs Group, Inc	$50,823,175
31,923		Interactive Brokers Group, Inc (Class A)	2,283,133
158,523		Intercontinental Exchange Group, Inc	18,659,742
165,243		Invesco Ltd	4,461,561
537,233		iShares Russell 1000 Value Index Fund	84,641,059
98,614		Jefferies Financial Group, Inc	3,205,941
239,831		KKR & Co, Inc	13,569,638
44,161		Lazard Ltd (Class A)	1,986,803
352	*,e	LendingTree, Inc	72,685
31,690		LPL Financial Holdings, Inc	4,965,823
615,323		Morgan Stanley	50,794,914
1,842		Morningstar, Inc	488,149
50,708		Nasdaq Inc	8,191,370
200,670		New Residential Investment Corp	2,151,182
85,299		Northern Trust Corp	9,707,026
31,769		OneMain Holdings, Inc	1,806,703
53,573		Raymond James Financial, Inc	7,006,277
43,434		S&P Global, Inc	16,956,199
33,080		Santander Consumer USA Holdings, Inc	1,122,735
49,823		SEI Investments Co	3,061,125
126,117		SLM Corp	2,479,460
119,754		Starwood Property Trust, Inc	3,092,048
154,236		State Street Corp	12,948,112
255,560		Synchrony Financial	11,178,194
74,649		T Rowe Price Group, Inc	13,377,101
5,396		Tradeweb Markets, Inc	438,587
4,825	*	Upstart Holdings, Inc	526,022
2,931		Virtu Financial, Inc	86,846
55,069		Voya Financial, Inc	3,734,780
		TOTAL DIVERSIFIED FINANCIALS	852,111,590

ENERGY - 4.9%
128,911		Antero Midstream Corp	1,113,791
166,042		APA Corp	3,320,840
289,990		Baker Hughes Co	5,822,999
178,047		Cabot Oil & Gas Corp	2,968,044
847,899		Chevron Corp	87,392,950
44,593		Cimarex Energy Co	2,952,057
599,241		ConocoPhillips	30,645,185
32,763	*	Continental Resources, Inc	892,464
258,324		Devon Energy Corp	6,039,615
74,496		Diamondback Energy, Inc	6,088,558
255,442		EOG Resources, Inc	18,810,749
120,323	*	EQT Corp	2,298,169
167,968		Equitrans Midstream Corp	1,370,619
1,862,698		Exxon Mobil Corp	106,620,834
390,097		Halliburton Co	7,630,297
45,779		Helmerich & Payne, Inc	1,173,316
120,741		Hess Corp	8,996,412
65,712		HollyFrontier Corp	2,299,920
851,424		Kinder Morgan, Inc	14,516,779
345,310		Marathon Oil Corp	3,888,191
283,797		Marathon Petroleum Corp	15,793,303
68,669		Murphy Oil Corp	1,162,566
170,032	*	NOV, Inc	2,541,979
367,212		Occidental Petroleum Corp	9,312,496
189

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

195,706		ONEOK, Inc	$10,243,252
193,118		Phillips 66	15,625,177
88,217		Pioneer Natural Resources Co	13,570,421
609,083		Schlumberger Ltd	16,475,695
100,948		Targa Resources Investments, Inc	3,501,886
178,769		Valero Energy Corp	13,221,755
531,558		Williams Cos, Inc	12,948,753
		TOTAL ENERGY	429,239,072

FOOD & STAPLES RETAILING - 1.6%
42,648	e	Albertsons Cos, Inc	791,973
16,132		Casey’s General Stores, Inc	3,584,369
22,960		Costco Wholesale Corp	8,543,186
14,202	*	Grocery Outlet Holding Corp	573,619
333,083		Kroger Co	12,170,853
8,108	*	Sprouts Farmers Market, Inc	207,646
61,084		SYSCO Corp	5,175,647
96,279	*	US Foods Holding Corp	3,991,727
317,657		Walgreens Boots Alliance, Inc	16,867,587
613,539		Walmart, Inc	85,840,242
		TOTAL FOOD & STAPLES RETAILING	137,746,849

FOOD, BEVERAGE & TOBACCO - 3.7%
460,659		Altria Group, Inc	21,996,467
244,786		Archer-Daniels-Midland Co	15,453,340
4,562	*,e	Beyond Meat, Inc	600,724
3,316		Brown-Forman Corp (Class A)	236,597
13,096		Brown-Forman Corp (Class B)	998,963
58,639		Bunge Ltd	4,950,304
42,267		Campbell Soup Co	2,018,249
703,055		Coca-Cola Co	37,950,909
212,543		ConAgra Brands, Inc	7,883,220
71,178		Constellation Brands, Inc (Class A)	17,105,497
85,402		Flowers Foods, Inc	2,046,232
265,636		General Mills, Inc	16,166,607
35,933	*	Hain Celestial Group, Inc	1,473,612
14,888		Hershey Co	2,446,099
123,864		Hormel Foods Corp	5,722,517
29,413		Ingredion, Inc	2,747,468
49,279		J.M. Smucker Co	6,455,056
72,172		Kellogg Co	4,504,976
307,603		Keurig Dr Pepper, Inc	11,027,568
287,445		Kraft Heinz Co	11,868,604
49,309		Lamb Weston Holdings, Inc	3,969,375
47,952		McCormick & Co, Inc	4,332,943
76,495	*	Molson Coors Brewing Co (Class B)	4,203,400
614,833		Mondelez International, Inc	37,387,995
162,377		PepsiCo, Inc	23,408,268
683,967		Philip Morris International, Inc	64,976,865
15,501	*	Pilgrim’s Pride Corp	371,404
27,924	*	Post Holdings, Inc	3,177,193
111		Seaboard Corp	397,157
24,589	*	TreeHouse Foods, Inc	1,170,436
125,533		Tyson Foods, Inc (Class A)	9,722,531
		TOTAL FOOD, BEVERAGE & TOBACCO	326,770,576
190

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 6.5%
467,868		Abbott Laboratories	$56,181,589
38,371	*	Acadia Healthcare Co, Inc	2,337,561
8,899	*	American Well Corp	136,956
34,221		AmerisourceBergen Corp	4,133,897
81,377		Anthem, Inc	30,873,620
131,087		Baxter International, Inc	11,232,845
126,811		Becton Dickinson & Co	31,551,845
627,764	*	Boston Scientific Corp	27,370,510
179,418	*	Centene Corp	11,077,267
6,807	*	Certara, Inc	216,531
28,145	*	Change Healthcare, Inc	645,928
110,471		Cigna Corp	27,508,384
18,766		Cooper Cos, Inc	7,710,762
575,913		CVS Health Corp	43,999,753
275,585		Danaher Corp	69,982,055
27,765	*	DaVita, Inc	3,235,455
95,820		Dentsply Sirona, Inc	6,468,808
24,181		Encompass Health Corp	2,052,000
69,923	*	Envista Holdings Corp	3,026,267
34,109	*	Globus Medical, Inc	2,448,003
1,463	*	Haemonetics Corp	98,401
56,466		HCA Healthcare, Inc	11,353,054
62,485	*	Henry Schein, Inc	4,530,163
25,795		Hill-Rom Holdings, Inc	2,843,125
33,947	*	Hologic, Inc	2,225,226
35,090		Humana, Inc	15,623,472
6,488	*	ICU Medical, Inc	1,351,256
30,729	*	Integra LifeSciences Holdings Corp	2,276,404
40,466	*	Laboratory Corp of America Holdings	10,758,695
17,799		McKesson Corp	3,338,380
590,469		Medtronic plc	77,304,201
8,809	*	Molina Healthcare, Inc	2,247,176
18,531	*	Oak Street Health, Inc	1,142,066
53,342		Premier, Inc	1,885,640
58,243		Quest Diagnostics, Inc	7,681,087
34,894		STERIS plc	7,363,332
102,764		Stryker Corp	26,988,909
2,794	*	Tandem Diabetes Care, Inc	256,769
3,108	*	Teladoc, Inc	535,664
7,553		Teleflex, Inc	3,190,991
69,809		UnitedHealth Group, Inc	27,839,829
32,275		Universal Health Services, Inc (Class B)	4,789,933
91,576		Zimmer Biomet Holdings, Inc	16,223,604
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	574,037,413

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
16,096		Clorox Co	2,937,520
371,118		Colgate-Palmolive Co	29,949,223
126,637	*	Coty, Inc	1,267,636
5,598		Energizer Holdings, Inc	275,981
10,861		Estee Lauder Cos (Class A)	3,408,182
34,050	*	Herbalife Nutrition Ltd	1,558,468
150,149		Kimberly-Clark Corp	20,017,865
23,767		Nu Skin Enterprises, Inc (Class A)	1,256,324
191

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

593,308		Procter & Gamble Co	$79,159,153
14,449		Reynolds Consumer Products, Inc	423,645
19,305		Spectrum Brands Holdings, Inc	1,701,543
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	141,955,540

INSURANCE - 3.6%
300,856		Aflac, Inc	16,164,993
5,525	*	Alleghany Corp	3,751,309
133,158		Allstate Corp	16,884,434
32,312		American Financial Group, Inc	3,969,852
380,747		American International Group, Inc	18,447,192
3,108		American National Group, Inc	352,292
173,183	*	Arch Capital Group Ltd	6,877,097
84,217		Arthur J. Gallagher & Co	12,207,254
26,121		Assurant, Inc	4,064,428
35,990		Assured Guaranty Ltd	1,830,091
50,730	*	Athene Holding Ltd	3,027,059
31,866		Axis Capital Holdings Ltd	1,778,123
38,595	*	Brighthouse Financial, Inc	1,805,860
97,053		Brown & Brown, Inc	5,161,279
197,820		Chubb Ltd	33,943,934
65,625		Cincinnati Financial Corp	7,394,625
12,988		CNA Financial Corp	609,527
4,764		Erie Indemnity Co (Class A)	1,019,591
17,528		Everest Re Group Ltd	4,854,380
121,388		Fidelity National Financial Inc	5,537,721
47,538		First American Financial Corp	3,066,201
45,415		Globe Life, Inc	4,654,583
16,362	*	GoHealth, Inc	195,199
16,590		Hanover Insurance Group, Inc	2,294,563
156,670		Hartford Financial Services Group, Inc	10,333,953
27,102		Kemper Corp	2,115,582
14,620	*,e	Lemonade, Inc	1,321,648
73,943		Lincoln National Corp	4,741,965
99,867		Loews Corp	5,567,585
5,892	*	Markel Corp	6,931,467
50,533		Marsh & McLennan Cos, Inc	6,857,328
11,900		Mercury General Corp	741,013
332,878		Metlife, Inc	21,181,027
124,026		Old Republic International Corp	3,053,520
5,926		Primerica, Inc	946,797
119,057		Principal Financial Group	7,604,171
182,901		Progressive Corp	18,425,447
173,437		Prudential Financial, Inc	17,406,137
29,686		Reinsurance Group of America, Inc (Class A)	3,874,914
15,084		RenaissanceRe Holdings Ltd	2,546,330
110,480		Travelers Cos, Inc	17,086,837
89,093		Unum Group	2,517,768
61,025		W.R. Berkley Corp	4,864,913
1,322		White Mountains Insurance Group Ltd	1,540,698
56,897		Willis Towers Watson plc	14,728,357
		TOTAL INSURANCE	314,279,044
192

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

MATERIALS - 4.8%
85,182		Air Products & Chemicals, Inc	$24,573,303
51,284		Albemarle Corp	8,624,430
598,822		Amcor plc	7,036,158
27,852		Aptargroup, Inc	4,200,360
9,807		Ardagh Group S.A.	263,416
24,241		Ashland Global Holdings, Inc	2,089,817
21,450		Avery Dennison Corp	4,593,946
92,297	*	Axalta Coating Systems Ltd	2,943,351
8,953		Ball Corp	838,359
39,589	*	Berry Global Group, Inc	2,518,652
26,304		Cabot Corp	1,443,564
49,930		Celanese Corp (Series A)	7,821,535
93,142		CF Industries Holdings, Inc	4,529,495
71,637		Chemours Co	2,163,437
330,993		Corteva, Inc	16,139,219
50,969		Crown Holdings, Inc	5,596,396
325,667		Dow, Inc	20,354,188
235,683		DuPont de Nemours, Inc	18,173,516
17,845	*	Eagle Materials, Inc	2,465,108
59,443		Eastman Chemical Co	6,859,128
88,162		Ecolab, Inc	19,758,867
95,092		Element Solutions, Inc	2,080,613
46,111		FMC Corp	5,452,165
635,680		Freeport-McMoRan, Inc (Class B)	23,971,493
95,253		Graphic Packaging Holding Co	1,766,943
87,760		Huntsman Corp	2,516,079
109,015		International Flavors & Fragrances, Inc	15,498,663
172,386		International Paper Co	9,998,388
230,868		Linde plc	65,991,309
112,484		LyondellBasell Industries NV	11,669,090
27,244		Martin Marietta Materials, Inc	9,620,401
151,369		Mosaic Co	5,325,161
625		NewMarket Corp	216,619
353,251		Newmont Goldcorp Corp	22,046,395
134,167		Nucor Corp	11,036,577
62,477		Olin Corp	2,688,385
41,055		Packaging Corp of America	6,061,771
104,196		PPG Industries, Inc	17,842,523
27,895		Reliance Steel & Aluminum Co	4,471,847
8,159		Royal Gold, Inc	912,666
8,319		RPM International, Inc	788,974
1,118		Scotts Miracle-Gro Co (Class A)	258,437
70,135		Sealed Air Corp	3,464,669
34,462		Silgan Holdings, Inc	1,453,263
45,634		Sonoco Products Co	2,987,202
37,404		Southern Copper Corp (NY)	2,596,212
88,818		Steel Dynamics, Inc	4,815,712
81,200		Valvoline, Inc	2,549,680
57,940		Vulcan Materials Co	10,327,226
15,811		W R Grace & Co	1,086,690
14,855		Westlake Chemical Corp	1,394,736
112,441		WestRock Co	6,268,586
		TOTAL MATERIALS	420,144,720
193

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

MEDIA & ENTERTAINMENT - 6.3%
202,817		Activision Blizzard, Inc	$18,494,882
29,559	*	Alphabet, Inc (Class A)	69,567,106
28,627	*	Alphabet, Inc (Class C)	68,994,505
5,993	*	Charter Communications, Inc	4,035,986
1,994,776		Comcast Corp (Class A)	112,006,672
68,711	*,e	Discovery, Inc (Class A)	2,587,656
135,750	*	Discovery, Inc (Class C)	4,386,082
108,386	*	DISH Network Corp (Class A)	4,854,609
108,685		Electronic Arts, Inc	15,441,965
148,656		Fox Corp (Class A)	5,562,708
70,118		Fox Corp (Class B)	2,550,893
170,286		Interpublic Group of Cos, Inc	5,406,581
18,421		John Wiley & Sons, Inc (Class A)	1,048,892
10,841	*	Liberty Broadband Corp (Class A)	1,709,300
70,065	*	Liberty Broadband Corp (Class C)	11,400,977
12,363	*	Liberty Media Group (Class A)	512,075
86,858	*	Liberty Media Group (Class C)	4,077,115
32,143	*	Liberty SiriusXM Group (Class A)	1,452,542
67,211	*	Liberty SiriusXM Group (Class C)	3,039,954
26,285	*	Lions Gate Entertainment Corp (Class A)	380,344
51,515	*	Lions Gate Entertainment Corp (Class B)	649,089
8,328	*	Madison Square Garden Co	1,539,348
8,328	*	Madison Square Garden Entertainment Corp	754,600
72,020		New York Times Co (Class A)	3,270,428
170,038		News Corp (Class A)	4,454,145
53,175		News Corp (Class B)	1,292,684
6,776		Nexstar Media Group Inc	998,850
93,214		Omnicom Group, Inc	7,667,784
29,940	*	Pinterest, Inc	1,987,118
17,409	*	Playtika Holding Corp	483,622
205,677	e	Sirius XM Holdings, Inc	1,254,630
3,696	*	Take-Two Interactive Software, Inc	648,204
44,047	*	TripAdvisor, Inc	2,075,935
342,899	*	Twitter, Inc	18,934,883
6,405	e	ViacomCBS, Inc (Class A)	289,506
246,892		ViacomCBS, Inc (Class B)	10,127,510
795,727	*	Walt Disney Co	148,021,137
22,635	*	Zillow Group, Inc (Class A)	3,018,377
56,355	*	Zillow Group, Inc (Class C)	7,332,913
68,817	*	Zynga, Inc	744,600
		TOTAL MEDIA & ENTERTAINMENT	553,056,207

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.9%
46,758		AbbVie, Inc	5,213,517
1,207	*	Acceleron Pharma, Inc	150,839
122,585		Agilent Technologies, Inc	16,382,259
24,001	*	Agios Pharmaceuticals, Inc	1,339,256
79,417	*	Alexion Pharmaceuticals, Inc	13,396,060
73,543	*	Alkermes plc	1,618,314
4,963	*	Berkeley Lights, Inc	243,733
46,335	*	Biogen, Inc	12,386,736
7,363	*	BioMarin Pharmaceutical, Inc	573,725
9,253	*	Bio-Rad Laboratories, Inc (Class A)	5,830,593
998		Bio-Techne Corp	426,635
194

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

15,634	*	Bluebird Bio, Inc	$469,020
635,469		Bristol-Myers Squibb Co	39,665,975
26,018		Bruker BioSciences Corp	1,782,753
71,528	*	Catalent, Inc	8,044,754
2,440	*	Charles River Laboratories International, Inc	811,178
200,911	*	Elanco Animal Health, Inc	6,370,888
8,536	*	Exact Sciences Corp	1,125,216
86,462	*	Exelixis, Inc	2,128,694
553,407		Gilead Sciences, Inc	35,124,742
5,957	*	Horizon Therapeutics Plc	563,651
29,083	*	Ionis Pharmaceuticals, Inc	1,245,334
51,624	*	IQVIA Holdings, Inc	12,115,637
24,398	*	Jazz Pharmaceuticals plc	4,011,031
1,005,513		Johnson & Johnson	163,627,131
12,362	*	Maravai LifeSciences Holdings, Inc	481,005
139,910		Merck & Co, Inc	10,423,295
620	*	Mettler-Toledo International, Inc	814,258
74,117	*	Nektar Therapeutics	1,453,434
39,322		PerkinElmer, Inc	5,097,311
61,935		Perrigo Co plc	2,578,354
2,448,050		Pfizer, Inc	94,617,133
10,819	*	PPD, Inc	499,838
4,123	*	PRA Health Sciences, Inc	688,087
99,641	*	QIAGEN NV	4,795,721
1,090	*	Reata Pharmaceuticals, Inc	110,526
80,718	e	Royalty Pharma plc	3,551,592
20,208	*	Sage Therapeutics, Inc	1,591,582
3,280	*	Sana Biotechnology, Inc	70,520
17,263	*	Sotera Health Co	444,695
31,973	*	Syneos Health, Inc	2,712,909
71,857		Thermo Fisher Scientific, Inc	33,789,317
19,016	*	United Therapeutics Corp	3,832,865
526,352	*	Viatris, Inc	7,000,482
25,009	*	Waters Corp	7,499,449
19,908		Zoetis, Inc	3,444,681
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	520,144,725

REAL ESTATE - 4.5%
59,546		Alexandria Real Estate Equities, Inc	10,783,781
59,985		American Campus Communities, Inc	2,711,922
119,962		American Homes 4 Rent	4,443,392
94,005		Americold Realty Trust	3,796,862
64,522		Apartment Income REIT Corp	2,913,168
64,522		Apartment Investment and Management Co	447,783
91,855		Apple Hospitality REIT, Inc	1,456,820
62,283		AvalonBay Communities, Inc	11,958,336
68,186		Boston Properties, Inc	7,456,139
73,832		Brandywine Realty Trust	998,947
129,814		Brixmor Property Group, Inc	2,900,045
41,339		Camden Property Trust	4,980,523
145,978	*	CBRE Group, Inc	12,437,326
5,978		Coresite Realty	726,267
49,189		Corporate Office Properties Trust	1,379,260
64,859		Cousins Properties, Inc	2,378,380
12,596		Crown Castle International Corp	2,381,400
84,655		CubeSmart	3,584,293
195

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

52,617		CyrusOne, Inc	$3,832,096
123,394		Digital Realty Trust, Inc	19,040,928
72,900		Douglas Emmett, Inc	2,445,066
160,435		Duke Realty Corp	7,463,436
78,010		Empire State Realty Trust, Inc	888,534
34,057	*	EPR Properties	1,624,859
51,124		Equity Commonwealth	1,472,371
44,963		Equity Lifestyle Properties, Inc	3,120,432
162,809		Equity Residential	12,085,312
28,980		Essex Property Trust, Inc	8,419,270
16,360		Extra Space Storage, Inc	2,432,568
32,976		Federal Realty Investment Trust	3,721,012
54,650		First Industrial Realty Trust, Inc	2,719,930
95,840		Gaming and Leisure Properties, Inc	4,455,602
95,250		Healthcare Trust of America, Inc	2,797,492
236,405		Healthpeak Properties Inc	8,118,148
45,069		Highwoods Properties, Inc	2,018,640
306,396	*	Host Hotels and Resorts, Inc	5,564,151
17,193	*	Howard Hughes Corp	1,855,812
65,811		Hudson Pacific Properties	1,849,947
245,684		Invitation Homes, Inc	8,613,681
51,890		Iron Mountain, Inc	2,081,827
53,371		JBG SMITH Properties	1,740,428
22,462	*	Jones Lang LaSalle, Inc	4,220,834
50,345		Kilroy Realty Corp	3,450,646
181,006		Kimco Realty Corp	3,801,126
38,631		Lamar Advertising Co	3,826,014
31,975		Life Storage, Inc	3,071,518
253,673		Medical Properties Trust, Inc	5,593,490
49,927		Mid-America Apartment Communities, Inc	7,855,015
78,121		National Retail Properties, Inc	3,626,377
98,595		Omega Healthcare Investors, Inc	3,746,610
67,384	*	Outfront Media, Inc	1,642,148
84,208		Paramount Group, Inc	893,447
104,913	*	Park Hotels & Resorts, Inc	2,340,609
324,126		Prologis, Inc	37,770,403
22,739		Public Storage, Inc	6,393,297
58,485		Rayonier, Inc	2,121,836
164,365		Realty Income Corp	11,365,840
73,842		Regency Centers Corp	4,700,782
57,290		Rexford Industrial Realty, Inc	3,182,459
42,041		SBA Communications Corp	12,600,529
30,228		Simon Property Group, Inc	3,679,957
32,108		SL Green Realty Corp	2,376,313
47,674		Spirit Realty Capital, Inc	2,266,422
107,157		STORE Capital Corp	3,835,149
46,384		Sun Communities, Inc	7,738,243
128,388		UDR, Inc	5,963,623
163,633		Ventas, Inc	9,075,086
94,642		VEREIT, Inc	4,527,673
237,278		VICI Properties, Inc	7,521,713
76,892		Vornado Realty Trust	3,517,809
53,144		Weingarten Realty Investors	1,718,677
184,876		Welltower, Inc	13,871,246
330,414		Weyerhaeuser Co	12,810,151
74,519		WP Carey, Inc	5,580,728
		TOTAL REAL ESTATE	392,781,956
196

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

RETAILING - 2.5%
29,189		Advance Auto Parts, Inc	$5,842,470
24,552	*	Autonation, Inc	2,516,089
4,085	*	AutoZone, Inc	5,980,930
81,958		Best Buy Co, Inc	9,529,257
3,019	*	Burlington Stores, Inc	985,190
65,955	*	CarMax, Inc	8,787,844
26,951	e	Dick’s Sporting Goods, Inc	2,225,614
54,065	*	Dollar Tree, Inc	6,212,069
25,186		eBay, Inc	1,405,127
45,339		Foot Locker, Inc	2,674,094
78,303		Gap, Inc	2,591,829
61,590		Genuine Parts Co	7,696,902
36,429	*	GrubHub, Inc	2,478,629
236,406		Home Depot, Inc	76,517,530
68,378		Kohl’s Corp	4,011,054
100,481	*	L Brands, Inc	6,621,698
20,665	*	Leslie’s, Inc	587,299
132,734	*	LKQ Corp	6,200,005
46,329	*	Nordstrom, Inc	1,699,348
2,677	*	Ollie’s Bargain Outlet Holdings, Inc	247,007
14,529		Penske Auto Group, Inc	1,274,048
12,095	*,e	Petco Health & Wellness Co, Inc	285,684
166,846		Qurate Retail Group, Inc QVC Group	1,985,467
29,264		Ross Stores, Inc	3,831,828
220,128		Target Corp	45,623,729
101,472		TJX Companies, Inc	7,204,512
1,652	*	Ulta Beauty, Inc	544,086
9,321	*	Vroom, Inc	431,283
2,989	*	Wayfair, Inc	883,459
28,181		Williams-Sonoma, Inc	4,811,906
		TOTAL RETAILING	221,685,987

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
37,328	*	Advanced Micro Devices, Inc	3,046,711
12,922	*	Allegro MicroSystems, Inc	318,915
141,903		Analog Devices, Inc	21,733,864
9,231		Broadcom, Inc	4,211,182
25,596	*	Cirrus Logic, Inc	1,904,598
48,908	*	Cree, Inc	4,862,433
4,615		Entegris, Inc	519,557
40,406	*	First Solar, Inc	3,092,271
1,806,600		Intel Corp	103,933,698
294,309		Marvell Technology, Inc	13,305,710
77,246		Maxim Integrated Products, Inc	7,261,124
27,192		Microchip Technology, Inc	4,086,686
489,830	*	Micron Technology, Inc	42,159,668
6,141		MKS Instruments, Inc	1,099,915
177,837	*	ON Semiconductor Corp	6,935,643
50,378	*	Qorvo, Inc	9,479,628
72,242		Skyworks Solutions, Inc	13,099,642
202,977		Texas Instruments, Inc	36,639,378
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	277,690,623
197

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 3.1%
20,885	*	2U, Inc	$819,736
12,337	*	Akamai Technologies, Inc	1,341,032
20,503		Alliance Data Systems Corp	2,416,279
57,755		Amdocs Ltd	4,432,119
2,014	*	Aspen Technology, Inc	263,512
32,503	*	Autodesk, Inc	9,487,951
26,604		Automatic Data Processing, Inc	4,974,682
3,256	*	BigCommerce Holdings, Inc	195,165
1,162	*,e	C3.ai, Inc	76,994
46,597		CDK Global, Inc	2,497,133
15,146	*	Ceridian HCM Holding, Inc	1,430,994
39,333		Citrix Systems, Inc	4,871,392
219,442		Cognizant Technology Solutions Corp (Class A)	17,643,137
18,198	*	Concentrix Corp	2,827,605
18,862	*	Crowdstrike Holdings, Inc	3,932,916
5,374	*	Datto Holding Corp	137,306
6,631	*	Duck Creek Technologies, Inc	275,717
111,125	*	DXC Technology Co	3,657,124
22,025	*	Euronet Worldwide, Inc	3,159,046
271,948		Fidelity National Information Services, Inc	41,580,849
74,344	*	FireEye, Inc	1,477,587
177,763	*	Fiserv, Inc	21,352,892
50,234		Genpact Ltd	2,387,622
130,750		Global Payments, Inc	28,062,872
30,358	*	Guidewire Software, Inc	3,203,073
391,173		International Business Machines Corp	55,499,625
7,250		Jack Henry & Associates, Inc	1,180,517
7,166	*	Jamf Holding Corp	261,702
1,612	*,e	JFrog Ltd	79,036
2,881	*	Manhattan Associates, Inc	395,388
8,275		McAfee Corp	200,917
3,465	*	nCino, Inc	226,576
126,034	*	Nuance Communications, Inc	6,701,228
98,107		Oracle Corp	7,435,529
29,549		Paychex, Inc	2,880,732
1,540		Pegasystems, Inc	195,488
135,953	*	Sabre Corp	2,036,576
27,991	*	salesforce.com, Inc	6,446,887
20,534	*	SolarWinds Corp	346,203
77,904		SS&C Technologies Holdings, Inc	5,782,035
4,726	*	Synopsys, Inc	1,167,606
11,266	*	Teradata Corp	557,329
10,800	*	Twilio, Inc	3,972,240
2,156	*,e	Unity Software, Inc	219,006
18,244	*	VeriSign, Inc	3,991,240
144,851		Western Union Co	3,731,362
17,344	*	WEX, Inc	3,559,162
		TOTAL SOFTWARE & SERVICES	269,371,119

TECHNOLOGY HARDWARE & EQUIPMENT - 2.9%
104,806		Amphenol Corp (Class A)	7,057,636
4,579	*	Arista Networks, Inc	1,443,163
32,724	*	Arrow Electronics, Inc	3,732,827
41,127		Avnet, Inc	1,806,298
66,983	*	Ciena Corp	3,380,632
198

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

1,869,653		Cisco Systems, Inc	$95,184,034
1,840	*	Coherent, Inc	478,382
79,422	*	CommScope Holding Co, Inc	1,306,492
331,564		Corning, Inc	14,658,445
107,768	*	Dell Technologies, Inc	10,596,827
24,355		Dolby Laboratories, Inc (Class A)	2,471,302
23,920	*	EchoStar Corp (Class A)	584,844
27,333	*	F5 Networks, Inc	5,104,711
57,157		FLIR Systems, Inc	3,427,705
575,148		Hewlett Packard Enterprise Co	9,213,871
567,521		HP, Inc	19,358,141
14,531	*	IPG Photonics Corp	3,154,825
52,178		Jabil Inc	2,735,171
144,077		Juniper Networks, Inc	3,658,115
54,457	*	Keysight Technologies, Inc	7,860,868
10,318		Littelfuse, Inc	2,736,746
29,276	*	Lumentum Holdings, Inc	2,489,924
67,452		Motorola Solutions, Inc	12,701,212
56,468		National Instruments Corp	2,338,340
58,636	*	NCR Corp	2,682,597
44,444		NetApp, Inc	3,319,522
45,193	*	Pure Storage, Inc	913,803
18,198		Synnex Corp	2,205,598
110,010	*	Trimble Inc	9,020,820
695		Ubiquiti, Inc	198,304
25,694	*	Viasat, Inc	1,330,692
66,941	*	Vontier Corp	2,097,931
132,921	*	Western Digital Corp	9,388,210
72,057		Xerox Holdings Corp	1,739,456
1,978	*	Zebra Technologies Corp (Class A)	964,750
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	251,342,194

TELECOMMUNICATION SERVICES - 2.8%
3,136,640		AT&T, Inc	98,521,862
481,794		Lumen Technologies, Inc	6,181,417
41,929		Telephone & Data Systems, Inc	963,528
241,834	*	T-Mobile US, Inc	31,953,527
6,367	*	US Cellular Corp	217,306
1,823,813		Verizon Communications, Inc	105,398,153
		TOTAL TELECOMMUNICATION SERVICES	243,235,793

TRANSPORTATION - 2.9%
52,562	*	Alaska Air Group, Inc	3,634,137
3,903		Amerco, Inc	2,328,647
271,416	*	American Airlines Group, Inc	5,895,155
48,972		CH Robinson Worldwide, Inc	4,754,202
14,603	*	Copa Holdings S.A. (Class A)	1,263,159
335,476		CSX Corp	33,799,207
280,266	*	Delta Air Lines, Inc	13,150,081
28,281		Expeditors International of Washington, Inc	3,106,951
107,866		FedEx Corp	31,314,578
26,832		JB Hunt Transport Services, Inc	4,580,491
134,996	*	JetBlue Airways Corp	2,748,518
39,838		Kansas City Southern	11,641,062
26,200	*	Kirby Corp	1,668,940
54,774		Knight-Swift Transportation Holdings, Inc	2,580,951
3,325		Landstar System, Inc	572,831
199

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

110,681	*	Lyft, Inc (Class A)	$6,160,504
33,801		Macquarie Infrastructure Co LLC	1,125,911
110,762		Norfolk Southern Corp	30,929,181
5,902		Old Dominion Freight Line	1,521,595
22,960		Ryder System, Inc	1,833,126
23,804		Schneider National, Inc	576,771
260,265	*	Southwest Airlines Co	16,339,437
140,891	*	Uber Technologies, Inc	7,716,600
144,555		Union Pacific Corp	32,104,220
136,904	*	United Airlines Holdings Inc	7,447,578
107,651		United Parcel Service, Inc (Class B)	21,945,733
37,866	*	XPO Logistics, Inc	5,267,918
		TOTAL TRANSPORTATION	256,007,484

UTILITIES - 5.0%
289,791		AES Corp	8,061,986
110,985		Alliant Energy Corp	6,234,027
107,957		Ameren Corp	9,159,072
217,532		American Electric Power Co, Inc	19,297,264
79,644		American Water Works Co, Inc	12,423,667
54,278		Atmos Energy Corp	5,622,658
25,916		Avangrid, Inc	1,319,124
220,787		Centerpoint Energy, Inc	5,407,074
125,240		CMS Energy Corp	8,064,204
150,260		Consolidated Edison, Inc	11,631,627
358,361		Dominion Energy, Inc	28,633,044
85,012		DTE Energy Co	11,903,380
323,497		Duke Energy Corp	32,572,913
156,420		Edison International	9,299,169
88,075		Entergy Corp	9,625,717
100,140		Essential Utilities Inc	4,719,598
99,222		Evergy, Inc	6,347,231
151,911		Eversource Energy	13,097,766
427,713		Exelon Corp	19,221,422
237,639		FirstEnergy Corp	9,011,271
46,879		Hawaiian Electric Industries, Inc	2,018,610
22,231		Idacorp, Inc	2,278,233
87,361		MDU Resources Group, Inc	2,923,099
38,577		National Fuel Gas Co	1,915,734
861,610		NextEra Energy, Inc	66,783,391
167,771		NiSource, Inc	4,365,401
69,606		NRG Energy, Inc	2,493,287
86,077		OGE Energy Corp	2,888,744
589,443	*,b	PG&E Corp	6,672,495
50,627		Pinnacle West Capital Corp	4,285,575
341,313		PPL Corp	9,942,448
221,997		Public Service Enterprise Group, Inc	14,021,330
128,017		Sempra Energy	17,611,299
464,566		Southern Co	30,740,332
91,146		UGI Corp	3,983,992
216,856		Vistra Energy Corp	3,658,361
139,313		WEC Energy Group, Inc	13,537,044
231,060		Xcel Energy, Inc	16,474,578
		TOTAL UTILITIES	438,246,167

		TOTAL COMMON STOCKS	8,775,443,523
		(Cost $5,862,226,615)
200

TIAA-CREF FUNDS – Large-Cap Value Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.2%

GOVERNMENT AGENCY DEBT - 0.1%
$4,000,000		Federal Home Loan Bank (FHLB)	0.005%	05/19/21	$4,000,000
		TOTAL GOVERNMENT AGENCY DEBT			4,000,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
8,525,252	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.020		8,525,252
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			8,525,252

		TOTAL SHORT-TERM INVESTMENTS			12,525,252
		(Cost $12,525,243)
		TOTAL INVESTMENTS - 100.1%			8,787,968,775
		(Cost $5,874,751,858)
		OTHER ASSETS & LIABILITIES, NET - (0.1)%			(4,889,388)
		NET ASSETS - 100.0%			$8,783,079,387

		Abbreviation(s):
		REIT Real Estate Investment Trust

	*	Non-income producing
	b	In bankruptcy
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $14,265,771.
201

TIAA-CREF FUNDS – S&P 500 Index Fund

TIAA-CREF FUNDS

S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 2.0%
59,035	*	Aptiv plc	$8,494,546
54,890		BorgWarner, Inc	2,666,556
862,189	*	Ford Motor Co	9,949,661
272,971	*	General Motors Co	15,619,401
166,964	*	Tesla, Inc	118,450,940
		TOTAL AUTOMOBILES & COMPONENTS	155,181,104

BANKS - 4.4%
1,651,547		Bank of America Corp	66,937,200
458,077		Citigroup, Inc	32,633,405
91,168		Citizens Financial Group, Inc	4,219,255
30,139		Comerica, Inc	2,265,247
152,198		Fifth Third Bancorp	6,170,107
38,718		First Republic Bank	7,094,686
234,648		Huntington Bancshares, Inc	3,594,807
662,854		JPMorgan Chase & Co	101,953,574
206,515		Keycorp	4,493,766
26,807		M&T Bank Corp	4,227,196
80,381		People’s United Financial, Inc	1,457,308
93,279		PNC Financial Services Group, Inc	17,438,509
214,369		Regions Financial Corp	4,673,244
11,784	*	SVB Financial Group	6,738,445
295,423		Truist Financial Corp	17,521,538
299,777		US Bancorp	17,791,765
898,414		Wells Fargo & Co	40,473,551
38,127		Zions Bancorporation	2,127,487
		TOTAL BANKS	341,811,090

CAPITAL GOODS - 5.8%
125,724		3M Co	24,785,229
27,527		A.O. Smith Corp	1,864,954
19,449		Allegion plc	2,613,557
49,533		Ametek, Inc	6,683,488
119,823	*	Boeing Co	28,075,727
178,059		Carrier Global Corp	7,759,811
118,702		Caterpillar, Inc	27,077,113
32,187		Cummins, Inc	8,112,412
68,041		Deere & Co	25,233,005
30,416		Dover Corp	4,537,763
86,709		Eaton Corp	12,393,317
130,632		Emerson Electric Co	11,820,890
124,860		Fastenal Co	6,527,681
72,315		Fortive Corp	5,121,348
29,899		Fortune Brands Home & Security, Inc	3,138,797
13,729	*	Generac Holdings, Inc	4,447,510
50,584		General Dynamics Corp	9,622,594
202

TIAA-CREF FUNDS – S&P 500 Index Fund

SHARES		COMPANY	VALUE

1,909,328		General Electric Co	$25,050,383
151,045		Honeywell International, Inc	33,689,077
86,820	*	Howmet Aerospace, Inc	2,774,767
7,959		Huntington Ingalls	1,689,855
16,134		IDEX Corp	3,617,243
62,610		Illinois Tool Works, Inc	14,429,101
79,347	*	Ingersoll Rand, Inc	3,920,535
157,380		Johnson Controls International plc	9,811,069
44,625		L3Harris Technologies, Inc	9,336,889
53,539		Lockheed Martin Corp	20,374,802
53,976		Masco Corp	3,447,987
33,768		Northrop Grumman Corp	11,968,730
87,976		Otis Worldwide Corp	6,850,691
76,006		PACCAR, Inc	6,831,419
28,661		Parker-Hannifin Corp	8,994,108
35,803		Pentair plc	2,309,652
30,131		Quanta Services, Inc	2,911,860
330,907		Raytheon Technologies Corp	27,544,699
25,539		Rockwell Automation, Inc	6,748,936
23,117		Roper Technologies Inc	10,320,353
11,804		Snap-On, Inc	2,804,630
35,331		Stanley Black & Decker, Inc	7,305,391
8,434	*	Teledyne Technologies, Inc	3,776,324
49,909		Textron, Inc	3,206,154
52,090		Trane Technologies plc	9,054,805
11,768	*	TransDigm Group, Inc	7,222,492
15,560	*	United Rentals, Inc	4,978,422
9,544		W.W. Grainger, Inc	4,137,706
36,611		Wabtec Corp	3,004,665
39,473		Xylem, Inc	4,367,687
		TOTAL CAPITAL GOODS	452,295,628

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
18,898		Cintas Corp	6,522,456
45,293	*	Copart, Inc	5,639,431
26,243		Equifax, Inc	6,015,683
81,286		IHS Markit Ltd	8,744,748
26,941		Jacobs Engineering Group, Inc	3,599,587
30,088		Leidos Holdings, Inc	3,047,313
73,123		Nielsen NV	1,875,605
45,045		Republic Services, Inc	4,788,283
26,681		Robert Half International, Inc	2,337,522
47,007		Rollins, Inc	1,752,421
35,524		Verisk Analytics, Inc	6,685,617
84,282		Waste Management, Inc	11,628,388
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	62,637,054

CONSUMER DURABLES & APPAREL - 1.2%
74,046		DR Horton, Inc	7,277,981
32,763		Garmin Ltd	4,496,394
72,611		Hanesbrands, Inc	1,529,188
27,910		Hasbro, Inc	2,775,649
25,715		Leggett & Platt, Inc	1,277,264
60,919		Lennar Corp (Class A)	6,311,208
12,123	*	Mohawk Industries, Inc	2,491,276
84,735		Newell Brands Inc	2,284,456
203

TIAA-CREF FUNDS – S&P 500 Index Fund

SHARES		COMPANY	VALUE

275,927		Nike, Inc (Class B)	$36,593,439
733	*	NVR, Inc	3,678,267
55,286		Pulte Homes, Inc	3,268,508
15,200	*	PVH Corp	1,720,336
11,568	*	Ralph Lauren Corp	1,541,899
62,102	*	Tapestry, Inc	2,971,581
39,270	*	Under Armour, Inc (Class A)	954,654
34,798	*	Under Armour, Inc (Class C)	692,828
69,857		VF Corp	6,123,665
14,422		Whirlpool Corp	3,410,082
		TOTAL CONSUMER DURABLES & APPAREL	89,398,675

CONSUMER SERVICES - 2.1%
8,928	*	Booking Holdings, Inc	22,017,162
45,489	*	Caesars Entertainment, Inc	4,450,644
174,439	*	Carnival Corp	4,877,314
6,120	*	Chipotle Mexican Grill, Inc (Class A)	9,131,224
28,317		Darden Restaurants, Inc	4,154,670
8,333		Domino’s Pizza, Inc	3,519,359
30,112	*	Expedia Group, Inc	5,306,638
61,816	*	Hilton Worldwide Holdings, Inc	7,955,719
71,206	*	Las Vegas Sands Corp	4,362,080
58,614	*	Marriott International, Inc (Class A)	8,705,351
161,954		McDonald’s Corp	38,234,100
91,807		MGM Resorts International	3,738,381
79,523	*	Norwegian Cruise Line Holdings Ltd	2,469,189
32,469	*	Penn National Gaming, Inc	2,893,637
47,903	*	Royal Caribbean Cruises Ltd	4,165,166
256,097		Starbucks Corp	29,320,546
21,784	*	Wynn Resorts Ltd	2,797,066
64,531		Yum! Brands, Inc	7,712,745
		TOTAL CONSUMER SERVICES	165,810,991

DIVERSIFIED FINANCIALS - 5.0%
141,923		American Express Co	21,763,892
24,990		Ameriprise Financial, Inc	6,457,416
176,361		Bank of New York Mellon Corp	8,796,887
414,109	*	Berkshire Hathaway, Inc (Class B)	113,859,270
30,926		BlackRock, Inc	25,337,672
99,790		Capital One Financial Corp	14,876,693
22,776		CBOE Global Markets, Inc	2,377,131
325,432		Charles Schwab Corp	22,910,413
77,559		CME Group, Inc	15,666,142
67,804		Discover Financial Services	7,729,656
58,985		Franklin Resources, Inc	1,769,550
74,867		Goldman Sachs Group, Inc	26,087,406
121,173		Intercontinental Exchange Group, Inc	14,263,274
83,754		Invesco Ltd	2,261,358
8,075		MarketAxess Holdings, Inc	3,944,315
34,917		Moody’s Corp	11,407,733
325,373		Morgan Stanley	26,859,541
17,968		MSCI, Inc (Class A)	8,728,315
25,638		Nasdaq Inc	4,141,563
44,613		Northern Trust Corp	5,076,959
26,218		Raymond James Financial, Inc	3,428,790
52,356		S&P Global, Inc	20,439,259
204

TIAA-CREF FUNDS – S&P 500 Index Fund

SHARES		COMPANY	VALUE

76,941		State Street Corp	$6,459,197
120,087		Synchrony Financial	5,252,605
49,219		T Rowe Price Group, Inc	8,820,045
		TOTAL DIVERSIFIED FINANCIALS	388,715,082

ENERGY - 2.7%
73,187		APA Corp	1,463,740
148,506		Baker Hughes Co	2,982,000
81,871		Cabot Oil & Gas Corp	1,364,790
419,111		Chevron Corp	43,197,771
294,612		ConocoPhillips	15,066,458
131,860		Devon Energy Corp	3,082,887
39,489		Diamondback Energy, Inc	3,227,436
130,396		EOG Resources, Inc	9,602,361
925,360	d	Exxon Mobil Corp	52,967,606
191,988		Halliburton Co	3,755,285
58,286		Hess Corp	4,342,890
27,867		HollyFrontier Corp	975,345
414,302		Kinder Morgan, Inc	7,063,849
160,997		Marathon Oil Corp	1,812,826
142,741		Marathon Petroleum Corp	7,943,537
71,015	*	NOV, Inc	1,061,674
186,738		Occidental Petroleum Corp	4,735,676
94,634		ONEOK, Inc	4,953,144
98,503		Phillips 66	7,969,878
44,993		Pioneer Natural Resources Co	6,921,273
309,341		Schlumberger Ltd	8,367,674
89,378		Valero Energy Corp	6,610,397
259,492		Williams Cos, Inc	6,321,225
		TOTAL ENERGY	205,789,722

FOOD & STAPLES RETAILING - 1.3%
95,890		Costco Wholesale Corp	35,679,710
167,213		Kroger Co	6,109,963
111,153		SYSCO Corp	9,417,994
155,035		Walgreens Boots Alliance, Inc	8,232,359
301,996		Walmart, Inc	42,252,260
		TOTAL FOOD & STAPLES RETAILING	101,692,286

FOOD, BEVERAGE & TOBACCO - 3.0%
405,033		Altria Group, Inc	19,340,326
124,362		Archer-Daniels-Midland Co	7,850,973
39,503		Brown-Forman Corp (Class B)	3,013,289
45,398		Campbell Soup Co	2,167,754
842,482		Coca-Cola Co	45,477,178
102,932		ConAgra Brands, Inc	3,817,748
37,513		Constellation Brands, Inc (Class A)	9,015,124
132,675		General Mills, Inc	8,074,601
31,476		Hershey Co	5,171,507
58,211		Hormel Foods Corp	2,689,348
22,916		J.M. Smucker Co	3,001,767
52,430		Kellogg Co	3,272,681
142,218		Kraft Heinz Co	5,872,181
32,648		Lamb Weston Holdings, Inc	2,628,164
55,802		McCormick & Co, Inc	5,042,269
42,213	*	Molson Coors Brewing Co (Class B)	2,319,604
205

TIAA-CREF FUNDS – S&P 500 Index Fund

SHARES		COMPANY	VALUE

308,136		Mondelez International, Inc	$18,737,750
78,663	*	Monster Beverage Corp	7,634,244
299,381		PepsiCo, Inc	43,158,765
337,678		Philip Morris International, Inc	32,079,410
65,031		Tyson Foods, Inc (Class A)	5,036,651
		TOTAL FOOD, BEVERAGE & TOBACCO	235,401,334

HEALTH CARE EQUIPMENT & SERVICES - 6.4%
384,559		Abbott Laboratories	46,177,845
9,544	*	Abiomed, Inc	3,061,047
15,763	*	Align Technology, Inc	9,387,339
31,390		AmerisourceBergen Corp	3,791,912
53,489		Anthem, Inc	20,293,192
110,702		Baxter International, Inc	9,486,054
63,676		Becton Dickinson & Co	15,843,226
308,587	*	Boston Scientific Corp	13,454,393
62,461		Cardinal Health, Inc	3,768,897
125,135	*	Centene Corp	7,725,835
65,621		Cerner Corp	4,924,856
76,846		Cigna Corp	19,135,422
10,629		Cooper Cos, Inc	4,367,350
285,005		CVS Health Corp	21,774,382
138,104		Danaher Corp	35,070,130
14,558	*	DaVita, Inc	1,696,444
48,052		Dentsply Sirona, Inc	3,243,991
20,916	*	DexCom, Inc	8,075,668
136,532	*	Edwards Lifesciences Corp	13,041,537
58,167		HCA Healthcare, Inc	11,695,057
32,307	*	Henry Schein, Inc	2,342,257
57,851	*	Hologic, Inc	3,792,133
28,181		Humana, Inc	12,547,308
18,720	*	IDEXX Laboratories, Inc	10,277,093
25,603	*	Intuitive Surgical, Inc	22,146,595
21,032	*	Laboratory Corp of America Holdings	5,591,778
35,006		McKesson Corp	6,565,725
292,569		Medtronic plc	38,303,133
27,735		Quest Diagnostics, Inc	3,657,692
31,091		Resmed, Inc	5,844,175
18,926		STERIS plc	3,993,764
71,526		Stryker Corp	18,784,873
9,885		Teleflex, Inc	4,176,215
205,261		UnitedHealth Group, Inc	81,858,087
17,040		Universal Health Services, Inc (Class B)	2,528,906
16,234		West Pharmaceutical Services, Inc	5,333,194
44,997		Zimmer Biomet Holdings, Inc	7,971,669
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	491,729,174

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
53,135		Church & Dwight Co, Inc	4,555,795
28,029		Clorox Co	5,115,293
182,992		Colgate-Palmolive Co	14,767,454
49,505		Estee Lauder Cos (Class A)	15,534,669
73,807		Kimberly-Clark Corp	9,839,949
534,579		Procter & Gamble Co	71,323,530
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	121,136,690
206

TIAA-CREF FUNDS – S&P 500 Index Fund

SHARES	COMPANY	VALUE

INSURANCE - 1.9%
139,493	Aflac, Inc	$7,494,959
65,936	Allstate Corp	8,360,685
189,155	American International Group, Inc	9,164,560
48,985	Aon plc	12,316,788
41,807	Arthur J. Gallagher & Co	6,059,925
12,839	Assurant, Inc	1,997,748
98,000	Chubb Ltd	16,815,820
33,355	Cincinnati Financial Corp	3,758,441
8,278	Everest Re Group Ltd	2,292,592
19,450	Globe Life, Inc	1,993,430
78,137	Hartford Financial Services Group, Inc	5,153,917
36,213	Lincoln National Corp	2,322,340
48,162	Loews Corp	2,685,031
109,171	Marsh & McLennan Cos, Inc	14,814,505
166,717	Metlife, Inc	10,608,203
54,350	Principal Financial Group	3,471,334
127,953	Progressive Corp	12,889,985
86,222	Prudential Financial, Inc	8,653,240
56,229	Travelers Cos, Inc	8,696,377
36,588	Unum Group	1,033,977
30,882	W.R. Berkley Corp	2,461,913
28,046	Willis Towers Watson plc	7,259,988
	TOTAL INSURANCE	150,305,758

MATERIALS - 2.7%
47,682	Air Products & Chemicals, Inc	13,755,303
25,383	Albemarle Corp	4,268,659
329,663	Amcor plc	3,873,540
18,259	Avery Dennison Corp	3,910,530
73,384	Ball Corp	6,871,678
25,278	Celanese Corp (Series A)	3,959,799
45,995	CF Industries Holdings, Inc	2,236,737
162,902	Corteva, Inc	7,943,102
164,782	Dow, Inc	10,298,875
116,785	DuPont de Nemours, Inc	9,005,291
30,249	Eastman Chemical Co	3,490,432
54,284	Ecolab, Inc	12,166,130
27,798	FMC Corp	3,286,836
316,804	Freeport-McMoRan, Inc (Class B)	11,946,679
53,897	International Flavors & Fragrances, Inc	7,662,536
86,480	International Paper Co	5,015,840
113,903	Linde plc	32,558,034
55,029	LyondellBasell Industries NV	5,708,708
13,556	Martin Marietta Materials, Inc	4,786,895
71,544	Mosaic Co	2,516,918
175,086	Newmont Goldcorp Corp	10,927,117
65,917	Nucor Corp	5,422,332
20,944	Packaging Corp of America	3,092,382
51,182	PPG Industries, Inc	8,764,406
33,656	Sealed Air Corp	1,662,606
52,869	Sherwin-Williams Co	14,479,233
28,627	Vulcan Materials Co	5,102,476
57,610	WestRock Co	3,211,758
	TOTAL MATERIALS	207,924,832
207

TIAA-CREF FUNDS – S&P 500 Index Fund

SHARES		COMPANY	VALUE

MEDIA & ENTERTAINMENT - 9.5%
167,548		Activision Blizzard, Inc	$15,278,702
65,352	*	Alphabet, Inc (Class A)	153,805,932
62,636	*	Alphabet, Inc (Class C)	150,960,276
30,888	*	Charter Communications, Inc	20,801,524
992,557		Comcast Corp (Class A)	55,732,075
32,448	*,e	Discovery, Inc (Class A)	1,221,992
58,930	*	Discovery, Inc (Class C)	1,904,028
54,106	*	DISH Network Corp (Class A)	2,423,408
63,178		Electronic Arts, Inc	8,976,330
522,926	*	Facebook, Inc	169,992,784
72,781		Fox Corp (Class A)	2,723,465
34,115		Fox Corp (Class B)	1,241,104
87,598		Interpublic Group of Cos, Inc	2,781,236
31,439	*	Live Nation, Inc	2,574,225
96,446	*	Netflix, Inc	49,522,128
83,491		News Corp (Class A)	2,187,047
25,832		News Corp (Class B)	627,976
46,833		Omnicom Group, Inc	3,852,483
25,276	*	Take-Two Interactive Software, Inc	4,432,905
172,783	*	Twitter, Inc	9,541,077
128,335		ViacomCBS, Inc (Class B)	5,264,302
394,421	*	Walt Disney Co	73,370,194
		TOTAL MEDIA & ENTERTAINMENT	739,215,193

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.4%
383,813		AbbVie, Inc	42,795,150
66,385		Agilent Technologies, Inc	8,871,691
47,120	*	Alexion Pharmaceuticals, Inc	7,948,202
125,389		Amgen, Inc	30,048,220
32,669	*	Biogen, Inc	8,733,404
4,916	*	Bio-Rad Laboratories, Inc (Class A)	3,097,719
486,355		Bristol-Myers Squibb Co	30,358,279
36,805	*	Catalent, Inc	4,139,458
172,473		Eli Lilly & Co	31,522,890
273,388		Gilead Sciences, Inc	17,351,936
31,353	*	Illumina, Inc	12,316,713
42,307	*	Incyte Corp	3,612,172
41,706	*	IQVIA Holdings, Inc	9,787,981
570,802		Johnson & Johnson	92,886,609
551,187		Merck & Co, Inc	41,063,432
5,112	*	Mettler-Toledo International, Inc	6,713,692
25,014		PerkinElmer, Inc	3,242,565
25,192		Perrigo Co plc	1,048,743
1,216,659		Pfizer, Inc	47,023,870
23,161	*	Regeneron Pharmaceuticals, Inc	11,147,389
85,578		Thermo Fisher Scientific, Inc	40,241,343
56,997	*	Vertex Pharmaceuticals, Inc	12,436,745
258,994	*	Viatris, Inc	3,444,620
13,045	*	Waters Corp	3,911,804
103,225		Zoetis, Inc	17,861,022
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	491,605,649

REAL ESTATE - 2.5%
27,657		Alexandria Real Estate Equities, Inc	5,008,683
96,693		American Tower Corp	24,634,476
208

TIAA-CREF FUNDS – S&P 500 Index Fund

SHARES		COMPANY	VALUE

31,151		AvalonBay Communities, Inc	$5,980,992
29,849		Boston Properties, Inc	3,263,988
74,841	*	CBRE Group, Inc	6,376,453
94,492		Crown Castle International Corp	17,864,658
61,006		Digital Realty Trust, Inc	9,413,836
82,410		Duke Realty Corp	3,833,713
19,632		Equinix, Inc	14,149,960
74,656		Equity Residential	5,541,715
14,647		Essex Property Trust, Inc	4,255,246
28,906		Extra Space Storage, Inc	4,298,033
13,721		Federal Realty Investment Trust	1,548,278
116,736		Healthpeak Properties Inc	4,008,714
162,236	*	Host Hotels and Resorts, Inc	2,946,206
62,614		Iron Mountain, Inc	2,512,074
83,344		Kimco Realty Corp	1,750,224
24,421		Mid-America Apartment Communities, Inc	3,842,156
160,683		Prologis, Inc	18,724,390
33,328		Public Storage, Inc	9,370,500
77,062		Realty Income Corp	5,328,837
30,496		Regency Centers Corp	1,941,375
23,804		SBA Communications Corp	7,134,535
71,662		Simon Property Group, Inc	8,724,132
66,466		UDR, Inc	3,087,346
80,976		Ventas, Inc	4,490,929
33,255		Vornado Realty Trust	1,521,416
89,681		Welltower, Inc	6,728,765
161,906		Weyerhaeuser Co	6,277,096
		TOTAL REAL ESTATE	194,558,726

RETAILING - 7.3%
13,849		Advance Auto Parts, Inc	2,772,016
93,053	*	Amazon.com, Inc	322,653,833
4,849	*	AutoZone, Inc	7,099,518
51,148		Best Buy Co, Inc	5,946,978
36,015	*	CarMax, Inc	4,798,639
53,465		Dollar General Corp	11,481,609
50,104	*	Dollar Tree, Inc	5,756,950
140,628		eBay, Inc	7,845,636
27,238	*	Etsy, Inc	5,414,642
45,479		Gap, Inc	1,505,355
29,887		Genuine Parts Co	3,734,978
233,893		Home Depot, Inc	75,704,147
47,756	*	L Brands, Inc	3,147,120
61,811	*	LKQ Corp	2,887,192
159,692		Lowe’s Companies, Inc	31,339,555
15,334	*	O’Reilly Automotive, Inc	8,477,862
8,990		Pool Corp	3,798,455
77,315		Ross Stores, Inc	10,123,626
109,240		Target Corp	22,641,082
261,650		TJX Companies, Inc	18,577,150
24,640		Tractor Supply Co	4,647,104
12,644	*	Ulta Beauty, Inc	4,164,301
		TOTAL RETAILING	564,517,748

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.3%
263,086	*	Advanced Micro Devices, Inc	21,473,079
209

TIAA-CREF FUNDS – S&P 500 Index Fund

SHARES		COMPANY	VALUE

80,554		Analog Devices, Inc	$12,337,651
199,370		Applied Materials, Inc	26,458,393
88,558		Broadcom, Inc	40,400,160
27,041	*	Enphase Energy, Inc	3,765,459
883,180		Intel Corp	50,809,345
33,346		KLA Corp	10,515,661
31,108		Lam Research Corp	19,300,959
58,402		Maxim Integrated Products, Inc	5,489,788
56,853		Microchip Technology, Inc	8,544,437
242,992	*	Micron Technology, Inc	20,914,321
9,403		Monolithic Power Systems, Inc	3,398,056
134,802		NVIDIA Corp	80,932,425
60,501		NXP Semiconductors NV	11,647,048
25,312	*	Qorvo, Inc	4,762,959
247,436		QUALCOMM, Inc	34,344,117
35,731		Skyworks Solutions, Inc	6,479,102
35,436		Teradyne, Inc	4,432,335
200,189		Texas Instruments, Inc	36,136,116
54,386		Xilinx, Inc	6,959,233
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	409,100,644

SOFTWARE & SERVICES - 13.6%
137,630		Accenture plc	39,908,571
104,213	*	Adobe, Inc	52,975,636
35,658	*	Akamai Technologies, Inc	3,876,025
18,561	*	Ansys, Inc	6,787,015
47,661	*	Autodesk, Inc	13,912,723
93,144		Automatic Data Processing, Inc	17,416,997
25,800		Broadridge Financial Solutions, Inc	4,092,654
61,559	*	Cadence Design Systems, Inc	8,111,629
26,066		Citrix Systems, Inc	3,228,274
114,030		Cognizant Technology Solutions Corp (Class A)	9,168,012
56,935	*	DXC Technology Co	1,873,731
135,095		Fidelity National Information Services, Inc	20,656,026
124,252	*	Fiserv, Inc	14,925,150
18,058	*	FleetCor Technologies, Inc	5,195,648
29,341	*	Fortinet, Inc	5,992,312
20,022	*	Gartner, Inc	3,921,909
64,524		Global Payments, Inc	13,848,786
196,083		International Business Machines Corp	27,820,256
59,245		Intuit, Inc	24,418,419
17,021		Jack Henry & Associates, Inc	2,771,529
190,547		Mastercard, Inc (Class A)	72,800,387
1,639,417		Microsoft Corp	413,428,179
132,526		NortonLifelock, Inc	2,863,887
402,028		Oracle Corp	30,469,702
71,012		Paychex, Inc	6,922,960
10,480	*	Paycom Software, Inc	4,028,617
254,689	*	PayPal Holdings, Inc	66,802,378
22,959	*	PTC, Inc	3,006,252
199,461	*	salesforce.com, Inc	45,939,858
42,536	*	ServiceNow, Inc	21,538,954
33,610	*	Synopsys, Inc	8,303,687
8,756	*	Tyler Technologies, Inc	3,720,074
21,317	*	VeriSign, Inc	4,663,520
368,524		Visa, Inc (Class A)	86,072,465
210

TIAA-CREF FUNDS – S&P 500 Index Fund

SHARES		COMPANY	VALUE

91,845		Western Union Co	$2,365,927
		TOTAL SOFTWARE & SERVICES	1,053,828,149

TECHNOLOGY HARDWARE & EQUIPMENT - 7.6%
129,764		Amphenol Corp (Class A)	8,738,308
3,430,771		Apple, Inc	451,009,156
12,005	*	Arista Networks, Inc	3,783,616
30,795		CDW Corp	5,491,672
917,165		Cisco Systems, Inc	46,692,870
168,482		Corning, Inc	7,448,589
13,182	*	F5 Networks, Inc	2,461,870
27,911		FLIR Systems, Inc	1,673,823
287,040		Hewlett Packard Enterprise Co	4,598,381
273,563		HP, Inc	9,331,234
7,751	*	IPG Photonics Corp	1,682,820
72,375		Juniper Networks, Inc	1,837,601
39,795	*	Keysight Technologies, Inc	5,744,408
37,178		Motorola Solutions, Inc	7,000,617
49,184		NetApp, Inc	3,673,553
43,871		Seagate Technology, Inc	4,072,984
72,821		TE Connectivity Ltd	9,792,240
53,076	*	Trimble Inc	4,352,232
67,031	*	Western Digital Corp	4,734,399
11,586	*	Zebra Technologies Corp (Class A)	5,650,956
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	589,771,329

TELECOMMUNICATION SERVICES - 1.6%
1,553,872		AT&T, Inc	48,807,120
202,572		Lumen Technologies, Inc	2,598,999
126,541	*	T-Mobile US, Inc	16,719,862
902,957		Verizon Communications, Inc	52,181,885
		TOTAL TELECOMMUNICATION SERVICES	120,307,866

TRANSPORTATION - 2.0%
28,329	*	Alaska Air Group, Inc	1,958,667
136,186	*	American Airlines Group, Inc	2,957,960
28,725		CH Robinson Worldwide, Inc	2,788,623
165,855		CSX Corp	16,709,891
138,929	*	Delta Air Lines, Inc	6,518,548
36,808		Expeditors International of Washington, Inc	4,043,727
52,799		FedEx Corp	15,328,078
18,087		JB Hunt Transport Services, Inc	3,087,632
19,762		Kansas City Southern	5,774,654
55,037		Norfolk Southern Corp	15,368,532
21,097		Old Dominion Freight Line	5,439,017
127,465	*	Southwest Airlines Co	8,002,253
145,252		Union Pacific Corp	32,259,017
69,558	*	United Airlines Holdings Inc	3,783,955
156,122		United Parcel Service, Inc (Class B)	31,827,031
		TOTAL TRANSPORTATION	155,847,585

UTILITIES - 2.6%
145,177		AES Corp	4,038,824
53,696		Alliant Energy Corp	3,016,104
55,135		Ameren Corp	4,677,654
109,919		American Electric Power Co, Inc	9,750,915
211

TIAA-CREF FUNDS – S&P 500 Index Fund

SHARES	COMPANY	VALUE

40,379	American Water Works Co, Inc	$6,298,720
26,537	Atmos Energy Corp	2,748,968
115,040	Centerpoint Energy, Inc	2,817,330
64,194	CMS Energy Corp	4,133,452
74,025	Consolidated Edison, Inc	5,730,275
175,553	Dominion Energy, Inc	14,026,685
42,859	DTE Energy Co	6,001,117
167,883	Duke Energy Corp	16,904,139
80,474	Edison International	4,784,179
43,111	Entergy Corp	4,711,601
50,120	Evergy, Inc	3,206,176
74,606	Eversource Energy	6,432,529
211,544	Exelon Corp	9,506,787
114,722	FirstEnergy Corp	4,350,258
425,619	NextEra Energy, Inc	32,989,729
78,346	NiSource, Inc	2,038,563
53,497	NRG Energy, Inc	1,916,263
24,187	Pinnacle West Capital Corp	2,047,430
167,233	PPL Corp	4,871,497
110,225	Public Service Enterprise Group, Inc	6,961,811
66,088	Sempra Energy	9,091,726
232,461	Southern Co	15,381,944
68,139	WEC Energy Group, Inc	6,621,067
117,746	Xcel Energy, Inc	8,395,290
	TOTAL UTILITIES	203,451,033

	TOTAL COMMON STOCKS	7,692,033,342
	(Cost $3,156,475,184)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.7%

GOVERNMENT AGENCY DEBT - 0.7%
$4,000,000	Federal Farm Credit Bank (FFCB)	0.010%	05/04/21	4,000,000
3,000,000	FFCB	0.010	06/03/21	3,000,000
4,000,000	FFCB	0.010	06/29/21	4,000,000
1,715,000	Federal Home Loan Bank (FHLB)	0.001	05/03/21	1,715,000
5,000,000	FHLB	0.001	05/04/21	5,000,000
2,170,000	FHLB	0.001	05/12/21	2,170,000
14,215,000	FHLB	0.010	06/25/21	14,215,000
15,425,000	Federal Agricultural Mortgage Corp (FAMC)	0.010	05/03/21	15,425,000
	TOTAL GOVERNMENT AGENCY DEBT			49,525,000
212

TIAA-CREF FUNDS – S&P 500 Index Fund

SHARES		COMPANY	RATE	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.0%
1,244,796	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.020%	$1,244,796
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES		1,244,796

		TOTAL SHORT-TERM INVESTMENTS		50,769,796
		(Cost $50,769,472)
		TOTAL INVESTMENTS - 100.0%		7,742,803,138
		(Cost $3,207,244,656)
		OTHER ASSETS & LIABILITIES, NET - 0.0%		3,824,973
		NET ASSETS - 100.0%		$7,746,628,111

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,209,752.

Futures contracts outstanding as of April 30, 2021 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	250	06/18/21	$ 52,236,111	$ 52,180,000	$ (56,111)
213

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

TIAA-CREF FUNDS

SMALL-CAP BLEND INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.6%
154,622	*	Adient plc	$7,165,183
182,288	*	American Axle & Manufacturing Holdings, Inc	1,691,633
81,922		Cooper Tire & Rubber Co	4,668,735
27,009	*	Cooper-Standard Holding, Inc	784,341
234,253		Dana Inc	5,926,601
43,930	*	Dorman Products, Inc	4,356,977
67,450	*	Fox Factory Holding Corp	10,335,363
52,931	*	Gentherm, Inc	3,768,687
379,256	*	Goodyear Tire & Rubber Co	6,526,996
39,955		LCI Industries, Inc	5,853,407
84,796	*	Modine Manufacturing Co	1,380,479
29,659	*	Motorcar Parts of America, Inc	640,634
36,186		Patrick Industries, Inc	3,242,266
33,467		Standard Motor Products, Inc	1,433,392
41,770	*	Stoneridge, Inc	1,388,853
81,510	*	Tenneco, Inc	820,806
44,991	*	Visteon Corp	5,480,354
50,519		Winnebago Industries, Inc	4,038,994
153,174	*,e	Workhorse Group, Inc	1,897,826
28,447	*	XPEL, Inc	1,823,453
		TOTAL AUTOMOBILES & COMPONENTS	73,224,980

BANKS - 10.3%
13,720		1st Constitution Bancorp	263,150
26,528		1st Source Corp	1,262,468
11,721		ACNB Corp	322,327
30,330		Allegiance Bancshares, Inc	1,201,068
26,559		Altabancorp	1,108,838
20,399		Amalgamated Financial Corp	329,444
36,185	*	Amerant Bancorp Inc	685,706
16,123		American National Bankshares, Inc	548,666
107,403		Ameris Bancorp	5,809,428
13,346		Ames National Corp	337,387
20,398		Arrow Financial Corp	721,069
32,618	*	Atlantic Capital Bancshares, Inc	872,531
128,517		Atlantic Union Bankshares Corp	4,969,752
3,751	e	Auburn National Bancorporation, Inc	133,160
92,684	*	Axos Financial, Inc	4,184,683
75,350		Banc of California, Inc	1,348,765
29,877		Bancfirst Corp	2,076,750
160,302		BancorpSouth Bank	4,743,336
10,074		Bank First Corp	728,552
24,830		Bank of Commerce Holdings	320,555
21,324		Bank of Marin Bancorp	755,296
82,343		Bank of NT Butterfield & Son Ltd	3,229,492
6,887		Bank of Princeton	205,577
214

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

4,543		Bank7 Corp	$80,457
21,737		BankFinancial Corp	226,500
148,491		BankUnited	6,921,166
10,923		Bankwell Financial Group, Inc	295,030
57,928		Banner Corp	3,292,628
27,319		Bar Harbor Bankshares	782,963
15,527	*	Baycom Corp	280,883
22,156		BCB Bancorp, Inc	305,088
77,453		Berkshire Hills Bancorp, Inc	1,718,682
9,368	*,e	Bogota Financial Corp	92,837
131,755		Boston Private Financial Holdings, Inc	1,939,434
36,837	*	Bridgewater Bancshares, Inc	622,914
128,116		Brookline Bancorp, Inc	2,062,668
31,617		Bryn Mawr Bank Corp	1,453,117
31,016		Business First Bancshares, Inc	737,250
44,685		Byline Bancorp, Inc	1,014,349
5,305		C&F Financial Corp	223,765
203,870		Cadence BanCorp	4,536,108
12,117	*,e	California Bancorp, Inc	212,048
11,338		Cambridge Bancorp	992,642
23,860		Camden National Corp	1,138,599
8,393	*	Capital Bancorp, Inc	184,394
22,845		Capital City Bank Group, Inc	577,293
217,977		Capitol Federal Financial	2,817,353
23,608		Capstar Financial Holdings, Inc	453,038
30,234	*	Carter Bankshares, Inc	391,530
125,154		Cathay General Bancorp	5,066,234
7,897		CB Financial Services, Inc	169,786
30,502		CBTX, Inc	953,798
44,476		Central Pacific Financial Corp	1,198,628
13,356		Central Valley Community Bancorp	262,312
4,239		Century Bancorp, Inc	484,306
5,721		Chemung Financial Corp	243,143
10,981	e	ChoiceOne Financial Services, Inc	269,474
161,266		CIT Group, Inc	8,593,865
21,602		Citizens & Northern Corp	533,569
7,476	e	Citizens Holding Co	142,792
25,210		City Holding Co	1,951,254
24,288		Civista Bancshares, Inc	561,781
23,959		CNB Financial Corp	609,996
13,535	*	Coastal Financial Corp	402,937
15,088		Codorus Valley Bancorp, Inc	277,619
10,806		Colony Bankcorp Inc	168,466
116,050		Columbia Banking System, Inc	5,051,657
81,428	*	Columbia Financial, Inc	1,487,690
86,754		Community Bank System, Inc	6,734,713
24,694		Community Bankers Trust Corp	206,936
7,045		Community Financial Corp	254,465
24,916		Community Trust Bancorp, Inc	1,110,257
62,780		ConnectOne Bancorp, Inc	1,704,477
8,071	e	County Bancorp, Inc	190,798
81,861	*	CrossFirst Bankshares, Inc	1,206,631
46,456	*	Customers Bancorp, Inc	1,603,661
209,234		CVB Financial Corp	4,437,853
58,119		Dime Community Bancshares, Inc	1,924,901
10,059		Eagle Bancorp Montana, Inc	235,280
215

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

51,024		Eagle Bancorp, Inc	$2,725,192
268,379		Eastern Bankshares, Inc	5,724,524
13,817		Enterprise Bancorp, Inc	481,246
40,158		Enterprise Financial Services Corp	1,972,963
23,479	*	Equity Bancshares, Inc	686,996
10,733	*	Esquire Financial Holdings, Inc	246,322
11,255		ESSA Bancorp, Inc	174,678
180,126		Essent Group Ltd	9,471,025
7,709		Evans Bancorp, Inc	284,925
14,657		Farmers & Merchants Bancorp, Inc	344,440
42,907		Farmers National Banc Corp	711,398
51,223		FB Financial Corp	2,149,317
15,474		Federal Agricultural Mortgage Corp (FAMC)	1,591,656
6,246	e	Fidelity D&D Bancorp, Inc	351,400
24,377		Financial Institutions, Inc	778,358
44,807		First Bancorp	1,899,817
356,347		First Bancorp	4,479,282
15,618		First Bancorp, Inc	441,833
34,281		First Bancshares, Inc	1,341,073
25,831		First Bank	327,795
81,042		First Busey Corp	2,024,429
12,667		First Business Financial Services, Inc	335,169
4,693	e	First Capital Inc	211,560
16,621		First Choice Bancorp	532,204
156,728		First Commonwealth Financial Corp	2,270,989
28,041		First Community Bancshares, Inc	819,358
11,344		First Community Corp	208,730
160,686		First Financial Bancorp	3,938,414
211,169		First Financial Bankshares, Inc	10,364,175
23,550		First Financial Corp	1,041,852
65,288		First Foundation, Inc	1,553,854
6,249		First Guaranty Bancshares, Inc	108,545
16,499		First Internet Bancorp	566,741
67,293		First Interstate Bancsystem, Inc	3,160,752
89,316		First Merchants Corp	4,127,292
24,496		First Mid-Illinois Bancshares, Inc	1,066,556
186,390		First Midwest Bancorp, Inc	3,908,598
11,269		First Northwest Bancorp	189,094
39,882		First of Long Island Corp	849,088
3,021	e	First Savings Financial Group, Inc	207,845
10,786	e	First United Corp	182,499
10,003	*	First Western Financial, Inc	256,777
79,697		Flagstar Bancorp, Inc	3,709,098
46,633		Flushing Financial Corp	1,085,150
24,717		FNCB Bancorp Inc	171,289
6,082	e	Franklin Financial Services Corp	183,372
6,068		FS Bancorp, Inc	414,748
256,544		Fulton Financial Corp	4,374,075
17,587	*,e	FVCBankcorp, Inc	309,355
40,252		German American Bancorp, Inc	1,744,119
155,246		Glacier Bancorp, Inc	9,151,752
19,151		Great Southern Bancorp, Inc	1,080,308
93,070		Great Western Bancorp, Inc	3,075,964
3,120		Greene County Bancorp, Inc	79,279
13,084		Guaranty Bancshares, Inc	508,968
141,610		Hancock Whitney Corp	6,548,046
216

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

50,366		Hanmi Financial Corp	$1,022,430
84,726		HarborOne Northeast Bancorp, Inc	1,212,429
8,548		Hawthorn Bancshares Inc	184,124
15,829		HBT Financial, Inc	288,088
58,123		Heartland Financial USA, Inc	2,921,843
101,510		Heritage Commerce Corp	1,225,226
59,934		Heritage Financial Corp	1,684,145
108,987		Hilltop Holdings, Inc	3,836,342
2,423		Hingham Institution for Savings	736,931
11,365		Home Bancorp, Inc	431,188
250,741		Home Bancshares, Inc	6,978,122
11,862	*	Home Point Capital, Inc	115,655
34,561		HomeStreet, Inc	1,411,471
25,940		HomeTrust Bancshares, Inc	710,756
187,879		Hope Bancorp, Inc	2,820,064
68,500		Horizon Bancorp	1,256,290
20,861	*	Howard Bancorp, Inc	351,299
54,348		Independent Bank Corp	4,451,101
36,159		Independent Bank Corp	851,906
61,134		Independent Bank Group, Inc	4,616,228
88,330		International Bancshares Corp	4,185,959
15,412		Investar Holding Corp	340,759
373,297		Investors Bancorp, Inc	5,465,068
121,390		Kearny Financial Corp	1,551,364
83,816		Lakeland Bancorp, Inc	1,519,584
39,224		Lakeland Financial Corp	2,558,582
6,266		Landmark Bancorp, Inc	150,697
18,657		LCNB Corp	338,065
6,781		Level One Bancorp, Inc	183,290
8,088	*,e	Limestone Bancorp, Inc	127,952
47,064		Live Oak Bancshares, Inc	3,010,213
27,683		Luther Burbank Corp	308,389
41,374		Macatawa Bank Corp	395,949
20,820		Mackinac Financial Corp	451,794
10,165	*	MainStreet Bancshares Inc	215,498
23,968		Mercantile Bank Corp	773,687
14,370		Merchants Bancorp	586,152
73,331		Meridian Bancorp, Inc	1,621,348
8,582		Meridian Corp	226,565
50,138		Meta Financial Group, Inc	2,469,798
29,837		Metrocity Bankshares, Inc	477,690
11,009	*	Metropolitan Bank Holding Corp	691,916
14,066		Mid Penn Bancorp, Inc	379,641
9,497	e	Middlefield Banc Corp	212,543
35,305		Midland States Bancorp, Inc	994,895
24,946		MidWestOne Financial Group, Inc	787,296
7,084	*,e	MMA Capital Holdings Inc	120,995
122,859	*	Mr Cooper Group, Inc	4,236,178
14,402		MVB Financial Corp	580,113
48,249		National Bank Holdings Corp	1,925,135
9,960		National Bankshares, Inc	357,464
68,718		NBT Bancorp, Inc	2,603,725
15,864	*	Nicolet Bankshares, Inc	1,265,313
136,970	*	NMI Holdings, Inc	3,539,305
12,065		Northeast Bank	339,871
77,894		Northfield Bancorp, Inc	1,260,325
217

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

9,924		Northrim BanCorp, Inc	$423,259
190,046		Northwest Bancshares, Inc	2,668,246
8,879		Norwood Financial Corp	226,326
8,267	e	Oak Valley Bancorp	146,657
97,790		OceanFirst Financial Corp	2,235,479
81,671		OFG Bancorp	1,934,786
4,666		Ohio Valley Banc Corp	104,425
270,066		Old National Bancorp	5,104,247
49,526		Old Second Bancorp, Inc	654,238
22,204		OP Bancorp	241,580
35,056		Origin Bancorp, Inc	1,532,999
20,109		Orrstown Financial Services, Inc	476,784
129,449		Pacific Premier Bancorp, Inc	5,699,639
23,781		Park National Corp	2,974,765
16,102		Parke Bancorp, Inc	340,074
15,783	e	Partners Bancorp	119,951
27,378		PCB Bancorp	432,572
24,441		PCSB Financial Corp	427,473
15,712	*	PDL Community Bancorp	174,089
29,602		Peapack Gladstone Financial Corp	947,264
10,726		Penns Woods Bancorp, Inc	257,424
68,844		PennyMac Financial Services, Inc	4,145,097
5,310		Peoples Bancorp of North Carolina, Inc	124,095
29,368		Peoples Bancorp, Inc	981,772
10,436		Peoples Financial Services Corp	445,095
16,955	*	Pioneer Bancorp, Inc	199,391
7,352	e	Plumas Bancorp	195,196
22,385		Preferred Bank	1,467,113
20,251		Premier Financial Bancorp, Inc	383,554
60,499		Premier Financial Corp	1,911,163
32,075		Primis Financial Corp	460,276
11,614	*	Professional Holding Corp	200,225
27,206		Provident Bancorp Inc	445,362
8,540		Provident Financial Holdings, Inc	138,860
114,640		Provident Financial Services, Inc	2,702,065
15,523		Prudential Bancorp, Inc	214,994
23,572		QCR Holdings, Inc	1,136,642
313,379		Radian Group, Inc	7,721,659
25,818		RBB Bancorp	544,243
7,570		Red River Bancshares Inc	421,195
24,883		Reliant Bancorp Inc	687,517
88,556		Renasant Corp	3,730,864
16,512		Republic Bancorp, Inc (Class A)	741,884
71,588	*	Republic First Bancorp, Inc	285,636
20,153		Richmond Mutual Bancorporation, Inc	275,492
31,200		Riverview Bancorp, Inc	214,968
61,604		S&T Bancorp, Inc	2,029,852
4,045	e	Salisbury Bancorp, Inc	187,971
74,416		Sandy Spring Bancorp, Inc	3,375,510
11,319		SB Financial Group, Inc	202,157
83,493	*	Seacoast Banking Corp of Florida	3,034,971
15,696	*,e	Security National Financial Corp	132,474
20,322	*	Select Bancorp, Inc	239,596
78,958		ServisFirst Bancshares, Inc	4,993,304
15,695		Shore Bancshares, Inc	264,304
21,936		Sierra Bancorp	593,808
218

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

32,301	*	Silvergate Capital Corp	$3,463,313
175,156		Simmons First National Corp (Class A)	4,991,946
18,371		SmartFinancial, Inc	435,209
15,593		South Plains Financial Inc	356,144
114,285		South State Corp	9,636,511
12,114	*	Southern First Bancshares, Inc	623,871
11,360		Southern Missouri Bancorp, Inc	475,870
51,865		Southside Bancshares, Inc	2,082,380
20,877		Spirit of Texas Bancshares, Inc	483,720
6,207	e	Standard AVB Financial Corp	204,086
10,335	*	Sterling Bancorp, Inc	51,158
32,984		Stock Yards Bancorp, Inc	1,687,461
20,802		Summit Financial Group, Inc	541,892
11,960		Territorial Bancorp, Inc	300,794
81,990	*	Texas Capital Bancshares, Inc	5,626,974
83,593	*	The Bancorp, Inc	1,856,183
12,056		Timberland Bancorp, Inc	339,256
23,206		Tompkins Financial Corp	1,813,549
111,439		Towne Bank	3,452,380
44,933		Trico Bancshares	2,079,499
44,631	*	Tristate Capital Holdings, Inc	1,065,342
36,732	*	Triumph Bancorp, Inc	3,255,557
151,845		Trustco Bank Corp NY	1,110,746
101,956		Trustmark Corp	3,304,394
70,680		UMB Financial Corp	6,858,080
202,603		United Bankshares, Inc	7,956,220
126,140		United Community Banks, Inc	4,127,301
14,975		United Security Bancshares	123,993
14,239		Unity Bancorp, Inc	313,970
50,102		Univest Financial Corp	1,399,349
652,340		Valley National Bancorp	8,982,722
77,462		Veritex Holdings, Inc	2,616,666
46,614		Walker & Dunlop, Inc	5,167,162
122,004		Washington Federal, Inc	3,971,230
27,474		Washington Trust Bancorp, Inc	1,402,548
37,789		Waterstone Financial, Inc	744,443
105,913		WesBanco, Inc	3,843,583
24,263		West Bancorporation, Inc	637,146
43,785		Westamerica Bancorporation	2,775,969
28,934		Western New England Bancorp, Inc	234,365
76,495		WSFS Financial Corp	3,908,130
		TOTAL BANKS	483,704,749

CAPITAL GOODS - 11.0%
67,814		Aaon, Inc	4,435,714
54,385	*	AAR Corp	2,188,452
91,888		Advanced Drainage Systems, Inc	10,260,214
50,607	*	Aegion Corp	1,523,271
117,092		Aerojet Rocketdyne Holdings, Inc	5,470,538
35,805	*	Aerovironment, Inc	3,951,798
10,234	*	Agrify Corp	110,527
16,435		Alamo Group, Inc	2,584,404
49,896		Albany International Corp (Class A)	4,452,719
10,908		Allied Motion Technologies, Inc	567,761
20,089	*,e	Alpha Pro Tech Ltd	179,997
27,509	*	Alta Equipment Group, Inc	353,491
219

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

104,459		Altra Industrial Motion Corp	$6,164,126
39,889	*	Ameresco, Inc	2,105,740
44,615	*	American Superconductor Corp	734,809
28,024	*	American Woodmark Corp	2,787,267
230,991	*,g	API Group Corp	4,910,869
43,268		Apogee Enterprises, Inc	1,520,005
62,647		Applied Industrial Technologies, Inc	5,992,812
79,823		Arcosa, Inc	4,812,529
23,823		Argan, Inc	1,194,723
36,074		Astec Industries, Inc	2,705,911
38,379	*	Astronics Corp	668,178
76,896	*	Atkore International Group, Inc	6,019,419
40,522		AZZ, Inc	2,133,078
77,465		Barnes Group, Inc	3,867,053
89,991	*	Beacon Roofing Supply, Inc	5,069,193
146,927	*	Bloom Energy Corp	3,815,694
27,733	*	Blue Bird Corp	747,127
63,279		Boise Cascade Co	4,221,975
332,676	*	Builders FirstSource, Inc	16,191,341
35,727		Caesarstone Sdot-Yam Ltd	498,749
26,927		CAI International, Inc	1,145,744
58,984	*	Chart Industries, Inc	9,474,600
33,279	*	CIRCOR International, Inc	1,143,799
38,609		Columbus McKinnon Corp	1,911,532
59,261		Comfort Systems USA, Inc	4,880,736
43,300	*	Concrete Pumping Holdings Inc	352,029
45,474	*	Construction Partners Inc	1,442,890
70,619	*	Cornerstone Building Brands, Inc	992,903
22,115		CSW Industrials, Inc	2,994,592
52,647		Cubic Corp	3,940,102
20,889	*,e	Custom Truck One Source, Inc	214,321
35,865		Douglas Dynamics, Inc	1,604,241
16,798	*	Ducommun, Inc	989,906
26,361	*	DXP Enterprises, Inc	771,587
50,639	*	Dycom Industries, Inc	4,750,445
8,488		Eastern Co	239,956
88,288		EMCOR Group, Inc	10,576,902
32,362		Encore Wire Corp	2,416,794
64,876	*	Energy Recovery, Inc	1,375,371
97,149		Enerpac Tool Group Corp	2,584,163
68,928		EnerSys	6,312,426
33,435		EnPro Industries, Inc	2,863,708
42,244		ESCO Technologies, Inc	4,594,457
9,791	*	EVI Industries, Inc	261,811
189,991	*	Evoqua Water Technologies Corp	5,429,943
96,859		Federal Signal Corp	4,012,868
232,194	*	Fluor Corp	5,335,818
75,618		Franklin Electric Co, Inc	6,145,475
518,407	*	FuelCell Energy, Inc	5,033,732
56,264		GATX Corp	5,497,555
15,863	*	Gencor Industries, Inc	190,197
16,584	*	General Finance Corp	314,764
52,907	*	Gibraltar Industries, Inc	4,860,037
67,718	*	GMS, Inc	2,959,954
28,505		Gorman-Rupp Co	983,993
20,773		Graham Corp	284,798
220

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

75,548		Granite Construction, Inc	$2,878,379
100,351	*	Great Lakes Dredge & Dock Corp	1,575,511
51,544		Greenbrier Cos, Inc	2,434,939
74,972		Griffon Corp	2,033,241
52,840		H&E Equipment Services, Inc	2,055,476
80,118	*,e	HC2 Holdings, Inc	336,496
50,370		Helios Technologies, Inc	3,640,744
39,299	*	Herc Holdings, Inc	4,149,974
121,831		Hillenbrand, Inc	5,980,684
9,746		Hurco Cos, Inc	334,775
15,564	*	Hydrofarm Holdings Group, Inc	1,022,555
16,037		Hyster-Yale Materials Handling, Inc	1,296,591
13,056	*	IES Holdings, Inc	689,226
30,013		Insteel Industries, Inc	1,144,396
112,973	*	JELD-WEN Holding, Inc	3,295,422
50,764		John Bean Technologies Corp	7,380,070
19,018		Kadant, Inc	3,385,775
44,292		Kaman Corp	2,362,978
134,451		Kennametal, Inc	5,399,552
196,864	*	Kratos Defense & Security Solutions, Inc	5,264,143
7,476	*	Lawson Products, Inc	391,967
16,315	*	LB Foster Co (Class A)	263,324
17,515		Lindsay Corp	2,903,637
41,122		LSI Industries, Inc	338,023
44,385		Luxfer Holdings plc	981,352
29,014	*	Lydall, Inc	1,069,166
54,380	*	Manitowoc Co, Inc	1,244,214
39,605	*	Masonite International Corp	5,001,715
92,036	*	Mastec, Inc	9,604,877
42,964	*	Matrix Service Co	567,554
115,305		Maxar Technologies, Inc	4,474,987
11,877	*	Mayville Engineering Co Inc	185,400
38,968		McGrath RentCorp	3,194,597
112,679	*	Meritor, Inc	3,045,713
18,268		Miller Industries, Inc	785,889
47,239		Moog, Inc (Class A)	4,088,535
130,469	*	MRC Global, Inc	1,229,018
92,423		Mueller Industries, Inc	4,147,020
252,494		Mueller Water Products, Inc (Class A)	3,625,814
27,117	*	MYR Group, Inc	2,112,414
8,368		National Presto Industries, Inc	860,900
82,957	*	Navistar International Corp	3,670,847
67,463	*	NN, Inc	492,480
16,707	*	Northwest Pipe Co	555,842
182,312	*	NOW, Inc	1,790,304
17,666	*	NV5 Global Inc	1,592,237
4,779		Omega Flex, Inc	759,861
42,017	*	Orion Energy Systems, Inc	252,942
95,471	*	PAE, Inc	856,375
35,996		Park Aerospace Corp	485,586
14,122		Park-Ohio Holdings Corp	512,770
36,395	*	Parsons Corp	1,613,390
91,824	*	PGT Innovations, Inc	2,417,726
672,205	*	Plug Power, Inc	19,164,565
15,137		Powell Industries, Inc	533,428
5,078		Preformed Line Products Co	336,164
221

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

76,501		Primoris Services Corp	$2,498,523
43,360	*	Proto Labs, Inc	4,858,922
53,441		Quanex Building Products Corp	1,458,405
58,503		Raven Industries, Inc	2,376,392
40,314	*	RBC Bearings, Inc	8,039,821
233,505	*	Resideo Technologies, Inc	7,007,485
44,286	*	REV Group, Inc	807,777
195,671		Rexnord Corp	9,769,853
68,754		Rush Enterprises, Inc (Class A)	3,393,697
10,605		Rush Enterprises, Inc (Class B)	464,393
55,955		Shyft Group, Inc	1,981,926
70,794		Simpson Manufacturing Co, Inc	7,978,484
71,658	*	SiteOne Landscape Supply, Inc	12,854,012
71,112	*	SPX Corp	4,313,654
69,957		SPX FLOW, Inc	4,658,437
19,412		Standex International Corp	1,840,646
47,125	*	Sterling Construction Co, Inc	982,556
258,951	*	Sunrun, Inc	12,688,599
20,047		Systemax, Inc	856,408
29,552		Tennant Co	2,331,948
108,818		Terex Corp	5,113,358
80,770	*	Textainer Group Holdings Ltd	2,069,327
25,338	*	The ExOne Company	589,109
55,163	*	Thermon Group Holdings	1,053,613
30,380	*	Titan Machinery, Inc	793,222
49,757	*	TPI Composites, Inc	2,644,585
11,870	*	Transcat Inc	593,500
66,748	*	Trimas Corp	2,125,256
99,447		Triton International Ltd	4,989,256
84,248	*	Triumph Group, Inc	1,425,476
67,522	*	Tutor Perini Corp	1,087,104
97,845		UFP Industries, Inc	8,222,894
14,536	*	Ultralife Corp	114,834
17,748	*	Vectrus, Inc	929,108
23,644	*	Veritiv Corp	990,211
31,171	*	Vicor Corp	2,874,901
85,265		Wabash National Corp	1,501,517
44,376		Watts Water Technologies, Inc (Class A)	5,527,031
211,211	*	Welbilt, Inc	4,718,454
79,610	*	WESCO International, Inc	7,301,829
3,003	*	Willis Lease Finance Corp	128,588
283,238	*	WillScot Mobile Mini Holdings Corp	8,290,376
		TOTAL CAPITAL GOODS	517,180,680

COMMERCIAL & PROFESSIONAL SERVICES - 3.4%
110,188		ABM Industries, Inc	5,664,765
81,399	*	Acacia Research (Acacia Technologies)	494,906
155,880		ACCO Brands Corp	1,337,450
33,449	*,e	Akerna Corp	141,155
83,168	*	ASGN Inc	8,747,610
11,399		Barrett Business Services, Inc	835,889
23,514		BGSF, Inc	329,431
77,928		Brady Corp (Class A)	4,252,531
65,632	*	BrightView Holdings, Inc	1,176,782
79,860	e	Brink’s Co	6,382,411
78,911	*	Casella Waste Systems, Inc (Class A)	5,295,717
222

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

82,298	*	CBIZ, Inc	$2,764,390
56,141	*	Ceco Environmental Corp	409,829
29,658	*	Cimpress plc	2,825,221
1,670		Compx International, Inc	32,131
195,524	*	CoreCivic, Inc	1,519,222
190,945		Covanta Holding Corp	2,871,813
12,905		CRA International, Inc	1,035,755
67,650		Deluxe Corp	2,977,953
42,055		Ennis, Inc	871,800
83,972		Exponent, Inc	8,089,023
19,243	*	Forrester Research, Inc	836,108
20,028	*	Franklin Covey Co	611,655
19,950	*	GP Strategies Corp	314,213
126,410	*	Harsco Corp	2,266,531
121,249		Healthcare Services Group	3,631,408
31,901		Heidrick & Struggles International, Inc	1,349,412
26,493	*	Heritage-Crystal Clean, Inc	760,879
95,875		Herman Miller, Inc	3,978,813
68,369		HNI Corp	2,894,743
36,598	*	Huron Consulting Group, Inc	2,059,004
29,305		ICF International, Inc	2,668,513
58,137		Insperity, Inc	5,089,313
95,168		Interface, Inc	1,221,957
213,500	*	KAR Auction Services, Inc	3,200,365
232,596		KBR, Inc	9,201,498
53,724	*	Kelly Services, Inc (Class A)	1,345,786
31,049		Kforce, Inc	1,739,986
60,047		Kimball International, Inc (Class B)	875,485
81,786		Knoll, Inc	1,954,685
88,342		Korn/Ferry International	5,997,538
43,866		Mantech International Corp (Class A)	3,743,963
6,144	*	Mastech Holdings, Inc	97,014
51,240		Matthews International Corp (Class A)	2,120,311
29,253	*	Mistras Group, Inc	325,586
36,541	*	Montrose Environmental Group, Inc	1,980,888
9,268		NL Industries, Inc	65,803
289,987		Pitney Bowes, Inc	2,166,203
53,179		Quad Graphics, Inc	191,444
10,400	*,e	Red Violet, Inc	216,320
55,447		Resources Connection, Inc	782,357
36,466	*	SP Plus Corp	1,251,878
137,445		Steelcase, Inc (Class A)	1,896,741
48,496	*	Team, Inc	478,656
87,844		Tetra Tech, Inc	11,211,530
66,908	*	TriNet Group, Inc	5,266,329
58,793	*	TrueBlue, Inc	1,663,842
24,447		Unifirst Corp	5,480,773
150,490	*	Upwork, Inc	6,931,569
50,903	*	US Ecology, Inc	2,161,341
34,410	*	Viad Corp	1,433,521
26,441	*	Vidler Water Resouces, Inc	239,291
17,002		VSE Corp	733,636
18,190	*	Willdan Group, Inc	694,312
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	161,186,984
223

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

CONSUMER DURABLES & APPAREL - 4.0%
57,651		Acushnet Holdings Corp	$2,439,214
22,127	*	American Outdoor Brands, Inc	571,983
45,604	*	Beazer Homes USA, Inc	1,017,425
154,392		Callaway Golf Co	4,469,648
40,697	*	Casper Sleep, Inc	347,959
15,254	*	Cavco Industries, Inc	3,194,645
47,224	*	Century Communities, Inc	3,491,743
39,006		Clarus Corp	725,902
109,070	*	Crocs, Inc	10,920,088
45,687	*	Deckers Outdoor Corp	15,451,343
17,839		Escalade, Inc	392,815
36,403		Ethan Allen Interiors, Inc	1,045,130
82,809	*	Fossil Group, Inc	1,068,236
71,254	*	G-III Apparel Group Ltd	2,315,043
204,681	*	GoPro, Inc	2,298,568
49,597	*	Green Brick Partners, Inc	1,280,099
10,453		Hamilton Beach Brands Holding Co	203,834
39,949	*	Helen of Troy Ltd	8,437,628
19,246		Hooker Furniture Corp	721,918
37,705		Installed Building Products, Inc	5,076,978
45,450	*	iRobot Corp	4,944,960
8,411		Johnson Outdoors, Inc	1,192,764
144,276		KB Home	6,958,432
84,774		Kontoor Brands, Inc	5,326,350
12,276	*	Lakeland Industries, Inc	346,306
72,102		La-Z-Boy, Inc	3,205,655
13,139	*	Legacy Housing Corp	234,663
36,619	*	LGI Homes, Inc	6,070,698
20,138		Lifetime Brands, Inc	292,001
16,166	*	Lovesac Co	1,184,483
45,048	*	M/I Homes, Inc	3,140,747
33,680	*	Malibu Boats, Inc	2,807,565
11,799		Marine Products Corp	204,831
29,573	*	MasterCraft Boat Holdings, Inc	838,690
91,794		MDC Holdings, Inc	5,384,636
60,287	*	Meritage Homes Corp	6,413,934
25,912		Movado Group, Inc	812,859
48,869	*,e	Nautilus, Inc	819,044
26,703		Oxford Industries, Inc	2,436,115
52,449	*	Purple Innovation, Inc	1,787,462
11,234		Rocky Brands, Inc	591,470
85,301	*	Skyline Champion Corp	3,789,923
94,157		Smith & Wesson Brands, Inc	1,638,332
196,758	*	Sonos, Inc	7,876,223
133,190		Steven Madden Ltd	5,416,837
27,082		Sturm Ruger & Co, Inc	1,758,705
18,501		Superior Uniform Group, Inc	466,595
204,626	*	Taylor Morrison Home Corp	6,386,377
53,911	*	TopBuild Corp	11,988,728
208,119	*	TRI Pointe Homes, Inc	4,957,395
79,734	*	Tupperware Brands Corp	1,943,118
21,356	*	Turtle Beach Corp	593,483
23,363	*	Unifi, Inc	631,502
22,198	*	Universal Electronics, Inc	1,261,956
32,491	*	Vera Bradley, Inc	360,650
96,684	*	Vista Outdoor, Inc	3,152,865
224

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

31,848	*	VOXX International Corp (Class A)	$543,008
130,682		Wolverine World Wide, Inc	5,452,053
129,803	*	YETI Holdings, Inc	11,087,772
		TOTAL CONSUMER DURABLES & APPAREL	189,769,386

CONSUMER SERVICES - 4.5%
81,518	*	Accel Entertainment, Inc	1,056,473
83,979	*	Adtalem Global Education, Inc	2,881,320
23,067	*	American Public Education, Inc	702,621
29,802	*,e	Aspen Group, Inc	142,156
39,393	*	Bally’s Corp	2,283,218
140	*,e	Biglari Holdings, Inc (A Shares)	90,328
1,683	*	Biglari Holdings, Inc (B Shares)	223,940
35,443	*	BJ’s Restaurants, Inc	2,161,669
141,708	*	Bloomin’ Brands, Inc	4,477,973
11,785	e	Bluegreen Vacations Corp	109,365
20,148	*	Bluegreen Vacations Holding Corp	373,141
131,663	*	Boyd Gaming Corp	8,709,507
74,430	*	Brinker International, Inc	4,996,486
293,735	*	Caesars Entertainment, Inc	28,739,032
26,659		Carriage Services, Inc	991,182
63,462	*	Carrols Restaurant Group, Inc	373,791
41,827	*	Century Casinos, Inc	550,025
69,516	*,e	Cheesecake Factory	4,351,006
62,042		Churchill Downs, Inc	13,121,883
31,490	*	Chuy’s Holdings, Inc	1,538,601
38,913		Cracker Barrel Old Country Store, Inc	6,516,760
71,706	*	Dave & Buster’s Entertainment, Inc	3,274,096
44,551		Del Taco Restaurants, Inc	507,881
99,827	*	Denny’s Corp	1,890,723
25,146	*	Dine Brands Global Inc.	2,430,361
29,146	*	El Pollo Loco Holdings, Inc	493,733
133,022	*	Everi Holdings, Inc	2,351,829
29,014	*	Fiesta Restaurant Group, Inc	427,666
51,708	*,e	GAN Ltd	953,496
27,024	*	Golden Entertainment, Inc	931,517
139,974	*	Hilton Grand Vacations, Inc	6,237,241
173,829	*	Houghton Mifflin Harcourt Co	1,578,367
160,717	*,e	International Game Technology plc	2,767,547
37,938		Jack in the Box, Inc	4,577,220
5,140	*,e	Kura Sushi USA, Inc	185,091
181,875	*	Laureate Education, Inc	2,500,781
43,316	*	Lindblad Expeditions Holdings, Inc	709,949
65,992	*	Marriott Vacations Worldwide Corp	11,722,159
20,134	*	Monarch Casino & Resort, Inc	1,518,305
4,421		Nathan’s Famous, Inc	280,424
9,020	*	NEOGAMES S.A.	442,792
52,986	*	Noodles & Co	640,336
71,120	*	OneSpaWorld Holdings Ltd	757,784
53,071		Papa John’s International, Inc	5,133,027
254,174	*	Penn National Gaming, Inc	22,651,987
110,517	*	Perdoceo Education Corp	1,288,628
43,163	*	PlayAGS, Inc	386,309
13,524		RCI Hospitality Holdings, Inc	984,682
25,019	*	Red Robin Gourmet Burgers, Inc	909,691
109,120	*	Red Rock Resorts, Inc	3,997,066
225

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

35,965	*,e	Regis Corp	$465,387
52,142	*	Ruth’s Hospitality Group Inc	1,361,428
94,133	*	Scientific Games Corp (Class A)	5,508,663
83,955	*	SeaWorld Entertainment, Inc	4,597,376
56,770	*	Shake Shack, Inc	6,173,738
40,167		Strategic Education, Inc	3,014,935
65,618	*	Stride, Inc	1,878,643
47,667	*,e	Target Hospitality Corp	132,991
107,152	*	Texas Roadhouse, Inc (Class A)	11,467,407
47,139	*	Universal Technical Institute, Inc	265,393
135,200	*	Vivint Smart Home, Inc	1,619,696
48,029		Wingstop, Inc	7,608,274
76,676	*	WW International Inc	2,126,992
		TOTAL CONSUMER SERVICES	213,142,088

DIVERSIFIED FINANCIALS - 4.1%
23,632		Alerus Financial Corp	679,420
7,888		A-Mark Precious Metals, Inc	293,986
227,619		Apollo Commercial Real Estate Finance, Inc	3,462,085
191,598		Arbor Realty Trust, Inc	3,387,453
52,133		Ares Commercial Real Estate Corp	769,483
61,592	*	Arlington Asset Investment Corp (Class A)	252,527
102,030		ARMOUR Residential REIT, Inc	1,268,233
92,371		Artisan Partners Asset Management, Inc	4,703,531
29,118	*	Assetmark Financial Holdings, Inc	655,737
3,259		Associated Capital Group, Inc	116,444
7,942	*	Atlanticus Holdings Corp	248,267
32,278		B. Riley Financial, Inc	2,301,099
50,095		Banco Latinoamericano de Exportaciones S.A. (Class E)	739,402
502,565		BGC Partners, Inc (Class A)	2,663,594
225,799		Blackstone Mortgage Trust, Inc	7,336,210
77,387	*	Blucora, Inc	1,113,986
102,724		Brightsphere Investment Group, Inc	2,312,317
214,935		Broadmark Realty Capital, Inc	2,316,999
139,752	*	Cannae Holdings, Inc	5,548,154
154,079		Capstead Mortgage Corp	998,432
24,713		Cherry Hill Mortgage Investment Corp	250,096
311,997		Chimera Investment Corp	4,099,641
40,981		Cohen & Steers, Inc	2,787,528
137,889		Colony Credit Real Estate, Inc	1,198,255
40,927		Cowen Group, Inc	1,616,207
30,163		Curo Group Holdings Corp	431,934
4,916		Diamond Hill Investment Group, Inc	840,636
48,255	*	Donnelley Financial Solutions, Inc	1,474,673
41,123		Dynex Capital, Inc	830,685
70,215		Ellington Financial Inc	1,259,657
14,658		Ellington Residential Mortgage REIT	182,346
52,681	*	Encore Capital Group, Inc	2,072,471
55,689	*	Enova International, Inc	1,906,791
78,539	*	Ezcorp, Inc (Class A)	442,175
154,355		Federated Investors, Inc (Class B)	4,445,424
65,715		FirstCash, Inc	4,733,451
62,194	*	Focus Financial Partners, Inc	2,926,850
8,005		GAMCO Investors, Inc (Class A)	157,538
90,009		Granite Point Mortgage Trust, Inc	1,191,719
35,881		Great Ajax Corp	438,107
226

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

85,125	*	Green Dot Corp	$3,895,320
25,633		Greenhill & Co, Inc	389,109
6,613	*,e	GWG Holdings Inc	46,952
51,900		Hamilton Lane, Inc	4,694,355
119,113		Hannon Armstrong Sustainable Infrastructure Capital, Inc	6,241,521
85,083		Houlihan Lokey, Inc	5,638,450
376,047		Invesco Mortgage Capital, Inc	1,466,583
94,977	e	iShares Russell 2000 Index Fund	21,359,378
45,928		KKR Real Estate Finance Trust, Inc	969,081
171,125		Ladder Capital Corp	2,034,676
114,598	*	LendingClub Corp	1,763,663
8,046		Marlin Business Services Corp	181,437
735,248		MFA Financial Inc	3,235,091
87,146		Moelis & Co	4,730,285
303,723		Navient Corp	5,111,658
29,154		Nelnet, Inc (Class A)	2,164,101
611,454		New York Mortgage Trust, Inc	2,806,574
35,784	*,†	NewStar Financial, Inc	8,640
31,025	*	Oportun Financial Corp	673,553
15,084		Oppenheimer Holdings, Inc	771,848
138,061		Orchid Island Capital, Inc	759,336
159,377		PennyMac Mortgage Investment Trust	3,195,509
28,015		Piper Jaffray Cos	3,249,460
37,535		PJT Partners, Inc	2,759,949
73,104	*	PRA Group, Inc	2,754,559
109,457		PROG Holdings, Inc	5,575,740
30,321		Pzena Investment Management, Inc (Class A)	319,280
100,866		Ready Capital Corp	1,463,566
180,498		Redwood Trust, Inc	2,005,333
14,235		Regional Management Corp	551,322
30,407	*	Safeguard Scientifics, Inc	187,307
29,718		Sculptor Capital Management, Inc	675,787
8,842	*	Siebert Financial Corp	35,456
15,048		Silvercrest Asset Management Group, Inc	209,318
33,270		StepStone Group, Inc	1,107,891
163,348		Stifel Financial Corp	11,302,048
26,771	*	StoneX Group, Inc	1,700,494
6,037	*	SWK Holdings Corp	94,690
95,896		TPG RE Finance Trust, Inc	1,194,864
444,443		Two Harbors Investment Corp	3,466,655
1,276		Value Line, Inc	38,969
11,702		Virtus Investment Partners, Inc	3,200,029
102,461		Waddell & Reed Financial, Inc (Class A)	2,559,476
108,368		Western Asset Mortgage Capital Corp	342,443
14,548		Westwood Holdings Group, Inc	263,173
232,018		WisdomTree Investments, Inc	1,574,242
7,063	*	World Acceptance Corp	923,417
		TOTAL DIVERSIFIED FINANCIALS	194,146,131

ENERGY - 2.5%
3,503	e	Adams Resources & Energy, Inc	92,830
393,316	*	Antero Resources Corp	3,547,710
25,229	*	Arch Resources, Inc	1,120,420
208,301		Archrock, Inc	1,945,531
54,371	*	Ardmore Shipping Corp	213,134
32,725	*	Aspen Aerogels, Inc	596,577
227

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

114,203		Berry Petroleum Co LLC	$697,780
33,121	*	Bonanza Creek Energy, Inc	1,095,974
67,108		Brigham Minerals, Inc	1,150,231
10,636	*	Bristow Group, Inc	281,429
76,672		Cactus, Inc	2,285,592
305,079	*	ChampionX Corp	6,409,710
218,229	*	Clean Energy Fuels Corp	2,400,519
359,766	*	CNX Resources Corp	4,828,060
35,351	*	Comstock Resources Inc	194,077
48,553	*	CONSOL Energy, Inc	426,295
186,606	*,e	Contango Oil & Gas Co	697,907
47,827		CVR Energy, Inc	1,018,237
104,249		Delek US Holdings, Inc	2,473,829
180,107		DHT Holdings, Inc	1,062,631
41,840	*	Diamond S Shipping Inc	412,124
22,684	*	DMC Global, Inc	1,224,936
61,499	*	Dorian LPG Ltd	817,322
57,882	*	Dril-Quip, Inc	1,774,083
37,679	*	Earthstone Energy, Inc	264,507
210,991	*,e	Energy Fuels, Inc	1,162,560
45,753		Evolution Petroleum Corp	151,442
42,790	*	Exterran Corp	140,351
61,773		Falcon Minerals Corp	274,272
250,481	*,e	Frank’s International NV	814,063
190,624	e	Frontline Ltd	1,456,367
165,378	*	Golar LNG Ltd	1,898,540
24,535	*,e	Goodrich Petroleum Corp	246,577
55,199	*	Green Plains Inc	1,644,930
226,166	*	Helix Energy Solutions Group, Inc	970,252
38,016		International Seaways, Inc	672,123
647,675	*	Kosmos Energy Ltd	1,852,351
133,901	*	Liberty Oilfield Services, Inc	1,566,642
200,351	*	Magnolia Oil & Gas Corp	2,255,952
182,339		Matador Resources Co	4,797,339
11,426	*	Nabors Industries Ltd	923,792
4,470		Nacco Industries, Inc (Class A)	103,391
33,971	*	National Energy Services Reunited Corp	431,092
149,191	*	Newpark Resources, Inc	423,703
33,891	*,e	NextDecade Corp	74,899
287,125	*	NexTier Oilfield Solutions, Inc	1,030,779
233,030	e	Nordic American Tankers Ltd	771,329
162,488	*	Oceaneering International, Inc	1,746,746
114,838	*	Oil States International, Inc	644,241
143,587	*	Overseas Shipholding Group, Inc	317,327
427,425		Ovintiv, Inc	10,228,280
64,405	*	Par Pacific Holdings, Inc	978,312
295,981		Patterson-UTI Energy, Inc	2,000,832
154,102	*	PBF Energy, Inc	2,185,166
161,213	*	PDC Energy, Inc	5,885,887
99,609	*	Peabody Energy Corp	368,553
29,271	*,e	Penn Virginia Corp	398,964
750	*	PrimeEnergy Corp	31,703
127,984	*	ProPetro Holding Corp	1,232,486
355,211	*	Range Resources Corp	3,488,172
70,721	*	Renewable Energy Group, Inc	3,926,430
8,758	*	Rex American Resources Corp	707,033
228

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

83,751	*	RPC, Inc	$407,030
83,122	e	Scorpio Tankers, Inc	1,507,833
95,098	*	Select Energy Services, Inc	459,323
159,504		SFL Corp Ltd	1,237,751
187,121		SM Energy Co	2,956,512
46,387		Solaris Oilfield Infrastructure, Inc	507,474
1,049,794	*	Southwestern Energy Co	4,482,620
19,740	*	Talos Energy, Inc	220,891
274,489	*,e	Tellurian, Inc	607,993
73,003	*	Tidewater, Inc	895,017
948,446	*,e	Transocean Ltd	3,053,996
321,176	*,e	Uranium Energy Corp	931,410
117,412	*	US Silica Holdings, Inc	1,250,438
147,897	*	W&T Offshore, Inc	486,581
1,061	*	Whiting Petroleum Corp	42,514
101,195		World Fuel Services Corp	3,129,961
		TOTAL ENERGY	117,011,667

FOOD & STAPLES RETAILING - 0.8%
52,624		Andersons, Inc	1,511,361
223,600	*	BJ’s Wholesale Club Holdings, Inc	9,988,212
48,541	*	Chefs’ Warehouse Holdings, Inc	1,564,476
56,638	*,e	HF Foods Group Inc	352,855
24,505	e	Ingles Markets, Inc (Class A)	1,501,911
15,412		Natural Grocers by Vitamin C	242,277
213,452	*	Performance Food Group Co	12,529,632
36,896		Pricesmart, Inc	3,100,740
88,480	*,e	Rite Aid Corp	1,550,170
56,600		SpartanNash Co	1,096,342
92,042	*	United Natural Foods, Inc	3,392,668
12,578		Village Super Market (Class A)	306,652
16,816		Weis Markets, Inc	871,910
		TOTAL FOOD & STAPLES RETAILING	38,009,206

FOOD, BEVERAGE & TOBACCO - 1.9%
7,099		Alico, Inc	212,757
103,726	e	B&G Foods, Inc (Class A)	3,026,725
2,497	*	Bridgford Foods Corp	35,557
26,464		Calavo Growers, Inc	2,067,632
59,448		Cal-Maine Foods, Inc	2,220,977
59,120	*	Celsius Holdings, Inc	3,387,576
7,917		Coca-Cola Consolidated Inc	2,321,660
262,513	*	Darling International, Inc	18,231,528
26,783	*	Farmer Bros Co	273,187
50,269		Fresh Del Monte Produce, Inc	1,417,586
66,403	*	Freshpet, Inc	12,272,602
203,481	*	Hostess Brands, Inc	3,111,224
24,305		J&J Snack Foods Corp	4,000,846
13,969		John B. Sanfilippo & Son, Inc	1,227,875
5,132	*,e	Laird Superfood, Inc	187,369
30,818		Lancaster Colony Corp	5,692,393
49,835	*	Landec Corp	564,132
24,847		Limoneira Co	448,737
20,778		MGP Ingredients, Inc	1,248,758
11,920	*	Mission Produce, Inc	240,784
39,576		National Beverage Corp	1,922,998
229

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

152,757	*	NewAge, Inc	$334,538
253,981		Primo Water Corp	4,251,642
33,200		Sanderson Farms, Inc	5,462,396
10,762	*	Seneca Foods Corp	495,698
138,241	*	Simply Good Foods Co	4,776,227
26,639	e	Tootsie Roll Industries, Inc	840,993
19,050		Turning Point Brands, Inc	930,021
39,273		Universal Corp	2,208,321
233,170		Vector Group Ltd	3,042,869
38,697	*	Vital Farms, Inc	941,111
		TOTAL FOOD, BEVERAGE & TOBACCO	87,396,719

HEALTH CARE EQUIPMENT & SERVICES - 7.2%
127,385	*	1Life Healthcare, Inc	5,542,521
48,667	*,e	Accelerate Diagnostics, Inc	355,756
51,745	*	Accolade, Inc	2,595,012
155,609	*	Accuray, Inc	731,362
23,312	*,e	Acutus Medical, Inc	318,209
124,728	*	AdaptHealth Corp	3,624,596
23,805	*	Addus HomeCare Corp	2,518,569
253,890	*	Allscripts Healthcare Solutions, Inc	3,950,528
93,376	*	Alphatec Holdings Inc	1,493,082
75,556	*	AMN Healthcare Services, Inc	5,991,591
59,126	*	Angiodynamics, Inc	1,436,762
270,773	*	Antares Pharma, Inc	1,026,230
35,366	*	Apollo Medical Holdings, Inc	1,050,017
12,237	*	Apria, Inc	366,498
54,022	*	Apyx Medical Corp	547,243
143,575	*,e	Aspira Women’s Health, Inc	821,249
70,959	*	AtriCure, Inc	5,468,810
2,287		Atrion Corp	1,460,478
31,384	*,e	Avalon GloboCare Corp	32,012
76,937	*	Avanos Medical, Inc	3,324,448
59,834	*	AxoGen, Inc	1,120,092
50,197	*	Axonics Modulation Technologies, Inc	3,158,897
5,682	*	Bellerophon Therapeutics, Inc	24,944
38,873	*,e	Beyond Air, Inc	238,680
4,949	*	Biodesix, Inc	80,966
22,074	*	BioLife Solutions Inc	770,383
36,998	*,e	BioSig Technologies Inc	126,533
12,422	*	Bioventus, Inc	178,877
306,900	*	Brookdale Senior Living, Inc	2,007,126
62,418	*	Cantel Medical Corp	5,487,166
63,509	*	Cardiovascular Systems, Inc	2,560,683
23,543	*	Castle Biosciences, Inc	1,625,173
266,662	*	Cerus Corp	1,626,638
31,463	*,e	Chembio Diagnostics, Inc	125,537
43,565	*,e	Co-Diagnostics, Inc	385,986
139,943	*	Community Health Systems, Inc	1,560,364
21,820		Computer Programs & Systems, Inc	655,036
44,012		Conmed Corp	6,203,491
14,701	*	Corvel Corp	1,720,164
188,505	*	Covetrus, Inc	5,400,668
57,911	*	Cross Country Healthcare, Inc	771,374
62,953	*	CryoLife, Inc	1,836,969
66,260	*,e	CryoPort, Inc	3,748,328
230

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

27,133	*	Cutera, Inc	$814,804
68,952	*	CytoSorbents Corp	637,806
13,080	*	Eargo, Inc	748,699
11,193	*	Electromed, Inc	109,356
84,655		Ensign Group, Inc	7,267,632
66,719	*	Enzo Biochem, Inc	204,827
126,411	*	Evolent Health, Inc	2,738,062
11,267	*	Exagen, Inc	189,962
30,465	*	Five Star Senior Living, Inc	158,723
10,089	*	FONAR Corp	173,026
22,845	*,e	Fulgent Genetics, Inc	1,759,522
69,198	*	Glaukos Corp	6,515,684
60,878	*	Hanger Inc	1,517,689
55,824	*	Health Catalyst, Inc	3,232,210
131,016	*	HealthEquity, Inc	9,953,285
38,754	*	HealthStream, Inc	936,297
11,091	*	Heska Corp	2,025,771
31,792	*	iCAD, Inc	573,528
26,759	*	Inari Medical, Inc	3,058,286
23,923	*	InfuSystem Holdings, Inc	541,138
29,867	*	Inogen, Inc	1,953,003
124,037	*	Inovalon Holdings, Inc	3,747,158
42,706	*	Inspire Medical Systems, Inc	10,113,635
52,965	*	Integer Holding Corp	4,972,354
54,922	*	Intersect ENT, Inc	1,197,849
13,359	*	IntriCon Corp	308,994
58,986	*	Invacare Corp	532,644
9,882	*	iRadimed Corp	273,633
46,918	*	iRhythm Technologies, Inc	3,653,035
21,444	*	Joint Corp	1,189,713
107,944	*	Lantheus Holdings, Inc	2,558,273
27,236		LeMaitre Vascular, Inc	1,429,073
13,045	*	LENSAR, Inc	90,141
49,302	*	LHC Group, Inc	10,268,128
79,226	*	LivaNova plc	6,723,911
16,911	*	Lucira Health, Inc	105,863
39,431	*	Magellan Health Services, Inc	3,714,400
119,821	*	MEDNAX, Inc	3,153,689
68,274	*	Meridian Bioscience, Inc	1,336,805
89,100	*	Merit Medical Systems, Inc	5,666,760
7,659		Mesa Laboratories, Inc	1,904,410
74,534	*,e	Milestone Scientific, Inc	187,826
23,040	*	Misonix Inc	427,853
19,625	*	ModivCare, Inc	2,749,070
43,104	*,e	NantHealth, Inc	109,484
19,992		National Healthcare Corp	1,405,638
24,074		National Research Corp	1,234,996
55,665	*	Natus Medical, Inc	1,422,241
10,702	*,e	Nemaura Medical, Inc	51,370
86,272	*	Neogen Corp	8,282,975
55,547	*	Nevro Corp	9,599,077
91,549	*	NextGen Healthcare, Inc	1,676,262
83,041	*	NuVasive, Inc	5,933,279
69,329	*	Omnicell, Inc	10,054,092
12,904	*,e	Ontrak, Inc	421,187
27,523	*	OptimizeRx Corp	1,388,811
231

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

138,368	*	Option Care Health, Inc	$2,640,061
114,169	*	OraSure Technologies, Inc	1,044,646
142,601	*	Ortho Clinical Diagnostics Holdings plc	2,807,814
30,635	*	Orthofix Medical Inc	1,358,662
20,885	*	OrthoPediatrics Corp	1,221,772
16,295	*	Outset Medical, Inc	976,396
117,541		Owens & Minor, Inc	4,242,055
139,644		Patterson Cos, Inc	4,488,158
101,020	*,e	PAVmed, Inc	461,661
40,905	*	Pennant Group, Inc	1,653,380
34,178	*,e	PetIQ, Inc	1,455,983
54,375	*	Phreesia, Inc	2,813,906
39,207	*	Progenity, Inc	123,894
43,144	*	Progyny, Inc	2,455,325
20,164	*	Pulmonx Corp	947,910
24,876	*,e	Pulse Biosciences, Inc	479,112
118,827	*	Quotient Ltd	465,802
178,801	*	R1 RCM, Inc	4,877,691
70,415	*	RadNet, Inc	1,573,071
53,231	*,e	Repro-Med Systems, Inc	200,681
20,903	*,e	Retractable Technologies, Inc	202,968
109,022	*,e	Rockwell Medical, Inc	105,163
48,883	*	Schrodinger, Inc	3,726,840
42,799	*	SeaSpine Holdings Corp	890,647
178,151	*	Select Medical Holdings Corp	6,719,856
23,007	*	Sharps Compliance Corp	402,392
46,576	*	Shockwave Medical Inc	7,613,313
47,277	*	SI-BONE, Inc	1,678,333
90,514	*	Sientra, Inc	620,926
44,963	*	Silk Road Medical Inc	2,749,038
24,536		Simulations Plus, Inc	1,549,203
11,117	*,e	Soliton Inc	199,105
74,300	*	Staar Surgical Co	10,179,843
72,478	*	Stereotaxis, Inc	521,842
160,713	*	Surgalign Holdings, Inc	290,891
41,780	*	Surgery Partners, Inc	2,013,796
21,908	*	SurModics, Inc	1,171,859
35,188	*,e	Tabula Rasa HealthCare, Inc	1,673,541
29,850	*	Tactile Systems Technology, Inc	1,710,405
21,415	*	Talis Biomedical Corp	256,980
8,703	*	Tela Bio, Inc	119,057
170,647	*	Tenet Healthcare Corp	10,112,541
70,375	*	Tivity Health, Inc	1,701,667
40,378	*	Transmedics Group, Inc	1,159,252
37,147	*	Triple-S Management Corp (Class B)	880,755
20,254		US Physical Therapy, Inc	2,277,562
5,769		Utah Medical Products, Inc	503,403
31,621	*	Vapotherm, Inc	695,662
61,654	*	Varex Imaging Corp	1,463,666
29,424	*	Venus Concept, Inc	55,906
64,785	*	Viemed Healthcare, Inc	651,737
199,831	*	ViewRay, Inc	961,187
51,689	*	Vocera Communications, Inc	1,869,591
37,829	*,e	VolitionRX Ltd	126,727
28,956	*,e	Zynex Inc	427,680
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	340,634,301
232

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
64,750	*	BellRing Brands, Inc	$1,669,903
15,580	*	Central Garden & Pet Co	843,501
65,012	*	Central Garden and Pet Co (Class A)	3,203,141
88,646		Edgewell Personal Care Co	3,386,277
75,908	*	elf Beauty, Inc	2,296,217
28,809		Inter Parfums, Inc	2,120,342
20,175	*	Lifevantage Corp	164,023
18,355		Medifast, Inc	4,168,237
11,943		Nature’s Sunshine Products, Inc	248,534
7,119		Oil-Dri Corp of America	248,667
13,374	*	Revlon, Inc (Class A)	158,749
19,555	*	USANA Health Sciences, Inc	1,759,754
87,053	*	Veru, Inc	769,549
22,173		WD-40 Co	5,515,312
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	26,552,206

INSURANCE - 2.0%
70,492	*	AMBAC Financial Group, Inc	1,208,938
147,392		American Equity Investment Life Holding Co	4,566,204
31,152		Amerisafe, Inc	1,933,916
53,049	*	Argo Group International Holdings Ltd	2,768,097
70,315	*	BRP Group, Inc	2,040,541
75,026	*,e	Citizens, Inc (Class A)	438,152
218,187		Conseco, Inc	5,570,314
23,966	e	Crawford & Co	251,403
21,294		Donegal Group, Inc (Class A)	328,567
42,954	*	eHealth, Inc	3,038,566
46,277		Employers Holdings, Inc	1,873,293
19,822	*	Enstar Group Ltd	4,978,890
16,733		FBL Financial Group, Inc (Class A)	948,594
20,602		FedNat Holding Co	104,864
840,827	*	Genworth Financial, Inc (Class A)	3,632,373
21,268		Goosehead Insurance, Inc	2,338,204
49,145	*	Greenlight Capital Re Ltd (Class A)	453,608
10,657		HCI Group, Inc	782,437
40,812		Heritage Insurance Holdings, Inc	371,797
67,038		Horace Mann Educators Corp	2,688,224
7,592		Independence Holding Co	334,048
2,096		Investors Title Co	369,797
48,009		James River Group Holdings Ltd	2,261,704
34,289		Kinsale Capital Group, Inc	5,966,629
85,767	*	MBIA, Inc	859,385
1,574	*	Midwest Holding, Inc	75,584
4,231		National Western Life Group, Inc	970,168
11,769	*	NI Holdings, Inc	225,376
32,568	*	Palomar Holdings, Inc	2,291,485
87,224		ProAssurance Corp	2,180,600
21,726	*	ProSight Global, Inc	276,355
15,417		Protective Insurance Corp	354,591
64,831		RLI Corp	7,226,063
22,803		Safety Insurance Group, Inc	1,870,530
96,822		Selective Insurance Group, Inc	7,372,027
214,348	*	Selectquote, Inc	6,672,653
136,511	*	SiriusPoint Ltd	1,444,286
233

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

26,870		State Auto Financial Corp	$507,306
42,288		Stewart Information Services Corp	2,480,191
43,768		Tiptree Inc	438,118
21,328	*	Trean Insurance Group, Inc	373,027
49,862	*	Trupanion, Inc	4,043,808
37,248		United Fire Group Inc	1,127,125
20,143		United Insurance Holdings Corp	112,599
48,715		Universal Insurance Holdings, Inc	679,574
29,932	*	Watford Holdings Ltd	1,043,430
		TOTAL INSURANCE	91,873,441

MATERIALS - 4.4%
45,077	*	Advanced Emissions Solutions, Inc	211,862
44,111	*	AdvanSix, Inc	1,282,748
47,180	*	AgroFresh Solutions, Inc	100,022
305,448	*	Alcoa Corp	11,191,615
205,784	*	Allegheny Technologies, Inc	4,786,536
46,599		American Vanguard Corp	921,728
178,649	*,e	Amyris, Inc	2,601,129
164,418	*	Arconic Corp	4,702,355
148,217		Avient Corp	7,524,977
52,278		Balchem Corp	6,649,239
17,404	e	Caledonia Mining Corp plc	242,090
76,026		Carpenter Technology Corp	2,879,105
80,974	*	Century Aluminum Co	1,268,053
11,795		Chase Corp	1,397,000
26,505	*	Clearwater Paper Corp	886,857
732,111	*,e	Cleveland-Cliffs, Inc	13,075,502
392,559	*	Coeur Mining, Inc	3,171,877
192,973		Commercial Metals Co	5,638,671
56,637		Compass Minerals International, Inc	3,846,785
90,997	*	Domtar Corp	3,587,102
132,216	*	Ferro Corp	2,202,719
69,112	*,†	Ferroglobe plc	0
49,707	*	Forterra, Inc	1,166,126
41,500		FutureFuel Corp	527,050
38,744	*,e	Gatos Silver, Inc	444,781
82,101	*	GCP Applied Technologies, Inc	2,109,175
70,439		Glatfelter Corp	1,036,862
110,132		Gold Resource Corp	296,255
40,947		Greif, Inc (Class A)	2,477,703
11,321		Greif, Inc (Class B)	677,109
83,942		H.B. Fuller Co	5,609,004
32,362		Hawkins, Inc	1,079,273
22,259		Haynes International, Inc	650,853
844,717		Hecla Mining Co	4,992,277
68,480	*	Ingevity Corp	5,346,918
39,720		Innospec, Inc	3,869,125
15,883	*	Intrepid Potash, Inc	510,797
25,423		Kaiser Aluminum Corp	3,062,709
32,455	*	Koppers Holdings, Inc	1,078,804
50,751	*	Kraton Corp	1,814,856
40,998		Kronos Worldwide, Inc	696,966
237,054	*	Livent Corp	4,271,713
178,603		Louisiana-Pacific Corp	11,766,366
135,131	*	Marrone Bio Innovations, Inc	228,371
234

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

32,791		Materion Corp	$2,321,931
56,305		Minerals Technologies, Inc	4,399,673
59,517		Myers Industries, Inc	1,342,704
27,233		Neenah Inc	1,447,979
386,008	*	Novagold Resources Inc	3,470,212
254,311	*	O-I Glass, Inc	4,193,588
18,166		Olympic Steel, Inc	527,722
96,147	*	Orion Engineered Carbons SA	1,909,479
70,939		Pactiv Evergreen, Inc	1,044,222
66,082		PQ Group Holdings, Inc	925,148
21,534		Quaker Chemical Corp	5,218,765
46,468	*	Ranpak Holdings Corp	893,580
100,357	*	Rayonier Advanced Materials, Inc	912,245
25,392	*	Ryerson Holding Corp	403,225
40,648		Schnitzer Steel Industries, Inc (Class A)	1,918,992
50,201		Schweitzer-Mauduit International, Inc	2,292,680
69,759		Sensient Technologies Corp	5,736,980
35,567		Stepan Co	4,647,184
185,302	*	Summit Materials, Inc	5,334,845
134,684		SunCoke Energy, Inc	909,117
81,072	*	TimkenSteel Corp	974,485
37,600	*	Trecora Resources	285,384
41,483		Tredegar Corp	606,481
61,965		Trinseo S.A.	3,836,253
176,087		Tronox Holdings plc	3,733,044
11,572	*	UFP Technologies, Inc	579,294
3,243		United States Lime & Minerals, Inc	448,118
422,541		United States Steel Corp	9,722,668
25,631	*	US Concrete, Inc	1,625,262
50,539		Verso Corp	780,322
83,922		Warrior Met Coal, Inc	1,330,164
56,391		Worthington Industries, Inc	3,680,077
		TOTAL MATERIALS	209,332,888

MEDIA & ENTERTAINMENT - 1.5%
621,220	*,e	AMC Entertainment Holdings, Inc	6,230,837
46,063	*,e	AMC Networks, Inc	2,316,048
21,280	*	Boston Omaha Corp	596,266
48,513	*	Cardlytics, Inc	6,671,993
141,476	*	Cargurus, Inc	3,491,628
110,859	*	Cars.com, Inc	1,464,447
173,225	*	Cinemark Holdings, Inc	3,672,370
95,556	*	comScore, Inc	352,602
2,045	*	Daily Journal Corp	624,114
73,841	*	DHI Group, Inc	215,616
40,887	*	Emerald Holding, Inc	229,376
190,599	*	Entercom Communications Corp	922,499
94,998		Entravision Communications Corp (Class A)	365,742
263,828	*,e	Eros STX Global Corp	342,976
104,314	*	Eventbrite Inc	2,458,681
22,632	*	EverQuote Inc	766,546
90,575		EW Scripps Co (Class A)	1,958,231
66,765	*	Fluent, Inc	248,366
21,658	*	Gaia, Inc	228,275
215,685	*	Gannett Co, Inc	979,210
141,143		Gray Television, Inc	2,868,026
235

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

28,671	*	Hemisphere Media Group, Inc	$350,360
100,798	*	iHeartMedia, Inc	1,929,274
78,969	*	Imax Corp	1,628,341
14,316	*	Liberty Braves Group (Class A)	400,705
59,670	*	Liberty Braves Group (Class C)	1,652,262
118,933	*	Liberty TripAdvisor Holdings, Inc	601,801
80,739	*	LiveXLive Media, Inc	346,370
20,907		Loral Space & Communications, Inc	838,998
36,289	*,e	Marcus Corp	724,328
28,794	*	MediaAlpha, Inc	1,274,134
65,100	*	Meredith Corp	2,024,610
50,028	*	MSG Networks, Inc	793,944
100,839		National CineMedia, Inc	430,583
76,013	*	QuinStreet, Inc	1,540,783
6,767	*	Saga Communications, Inc	152,461
46,607		Scholastic Corp	1,413,590
70,984		Sinclair Broadcast Group, Inc (Class A)	2,304,850
38,543	*	TechTarget, Inc	2,956,248
356,371		TEGNA, Inc	7,148,802
25,374	*	Tribune Publishing Co	442,523
177,249	*	TrueCar, Inc	815,345
85,695	*	WideOpenWest, Inc	1,205,729
116,506	*	Yelp, Inc	4,578,686
		TOTAL MEDIA & ENTERTAINMENT	72,558,576

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.9%
12,588	*	4D Molecular Therapeutics, Inc	487,156
16,242	*	89bio, Inc	427,002
130,504	*,e	Abeona Therapeutics, Inc	230,992
160,239	*,e	AcelRx Pharmaceuticals, Inc	208,311
109,116	*,e	ADMA Biologics, Inc	213,867
147,359	*	Adverum Biotechnologies, Inc	574,700
67,104	*	Aeglea BioTherapeutics, Inc	522,069
58,968	*	Aerie Pharmaceuticals, Inc	1,010,122
182,413	*	Affimed NV	1,949,995
274,171	*	Agenus, Inc	847,188
109,474	*,e	Agile Therapeutics, Inc	202,527
239,866	*	Akebia Therapeutics, Inc	765,173
21,758	*,e	Akero Therapeutics, Inc	670,146
39,627	*	Akouos, Inc	563,496
27,735	*	Albireo Pharma, Inc	890,293
116,754	*,†	Alder Biopharmaceuticals Inc	102,744
76,643	*	Alector, Inc	1,494,538
16,550	*	Aligos Therapeutics, Inc	425,666
42,409	*	Allakos, Inc	4,627,670
87,271	*	Allogene Therapeutics, Inc	2,698,419
47,841	*	Allovir, Inc	1,130,483
28,190	*	ALX Oncology Holdings, Inc	1,766,385
421,664	*	Amicus Therapeutics, Inc	4,149,174
160,259	*	Amneal Pharmaceuticals, Inc	883,027
57,253	*	Amphastar Pharmaceuticals, Inc	996,202
37,069	*	AnaptysBio, Inc	865,561
94,386	*,e	Anavex Life Sciences Corp	1,140,183
9,411	*	Angion Biomedica Corp	132,977
18,270	*	ANI Pharmaceuticals, Inc	608,026
22,317	*	Anika Therapeutics, Inc	896,697
236

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

43,103	*	Annexon, Inc	$859,043
97,483	*	Apellis Pharmaceuticals, Inc	4,939,464
77,242	*,e	Applied Genetic Technologies Corp	326,734
37,824	*,e	Applied Molecular Transport, Inc	2,174,502
26,954	*	Applied Therapeutics, Inc	499,188
11,833	*,e	Aprea Therapeutics, Inc	55,497
74,017	*,e	Aptinyx, Inc	198,366
32,363	*,e	Aquestive Therapeutics, Inc	131,717
19,481	*,e	Aravive Inc	102,275
32,541	*	Arcturus Therapeutics Holdings, Inc	1,192,953
68,964	*	Arcus Biosciences, Inc	2,327,535
37,388	*	Arcutis Biotherapeutics, Inc	1,252,498
116,656	*	Ardelyx, Inc	852,755
93,981	*	Arena Pharmaceuticals, Inc	6,449,916
166,933	*	Arrowhead Pharmaceuticals Inc	12,146,045
59,085	*	Arvinas, Inc	4,073,320
48,927	*	Assembly Biosciences, Inc	209,408
134,613	*	Atara Biotherapeutics, Inc	1,892,659
25,831	*,e	Atea Pharmaceuticals, Inc	638,284
118,180	*	Athenex, Inc	473,902
284,745	*,e	Athersys, Inc	475,524
21,049	*,e	Athira Pharma, Inc	414,244
45,284	*	Atreca, Inc	540,691
11,127	*,e	Avenue Therapeutics, Inc	56,970
37,834	*,e	AVEO Pharmaceuticals, Inc	266,730
100,395	*	Avid Bioservices, Inc	2,148,955
49,306	*	Avidity Biosciences, Inc	1,155,733
57,744	*	Avrobio, Inc	674,450
12,519	*	Axcella Health, Inc	51,829
44,787	*	Axsome Therapeutics, Inc	2,707,822
35,681	*,e	Aytu BioScience, Inc	236,208
3,697	*	Aziyo Biologics, Inc	36,120
64,584	*,e	Beam Therapeutics, Inc	5,295,888
27,129	*	Beyondspring Inc	292,722
18,715	*	BioAtla, Inc	928,077
287,385	*,e	BioCryst Pharmaceuticals, Inc	3,343,724
164,801	*	BioDelivery Sciences International, Inc	570,211
79,077	*	Biohaven Pharmaceutical Holding Co Ltd	5,938,683
21,059	*,e	Bioxcel Therapeutics Inc	715,374
29,063	*	Black Diamond Therapeutics, Inc	774,238
89,531	*	Blueprint Medicines Corp	8,623,626
20,498	*	Bolt Biotherapeutics, Inc	458,335
48,554	*,e	BrainStorm Cell Therapeutics, Inc	168,482
152,415	*	Bridgebio Pharma, Inc	8,523,047
17,483	*,e	C4 Therapeutics, Inc	578,687
20,442	*,e	Cabaletta Bio, Inc	227,519
110,101	*	Calithera Biosciences, Inc	238,919
15,056	*,e	Calyxt, Inc	74,979
66,066	*	Cara Therapeutics, Inc	855,555
82,360	*	CareDx, Inc	6,512,205
122,975	*	CASI Pharmaceuticals, Inc	220,125
55,151	*,e	Cassava Sciences, Inc	2,581,067
29,040	*,e	Catabasis Pharmaceuticals, Inc	65,340
49,961	*	Catalyst Biosciences, Inc	251,803
158,496	*	Catalyst Pharmaceuticals, Inc	725,912
57,115	*,e	CEL-SCI Corp	1,378,185
237

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

6,654	*	Centogene NV	$72,329
60,276	*	Cerecor Inc	189,267
11,574	*	Champions Oncology, Inc	124,189
8,813	*,e	Checkmate Pharmaceuticals, Inc	63,806
105,477	*,e	Checkpoint Therapeutics Inc	305,883
80,291	*	ChemoCentryx, Inc	3,880,464
81,833	*	Chiasma, Inc	243,862
96,201	*	Chimerix, Inc	837,911
20,265	*	Chinook Therapeutics, Inc	363,757
66,245	*,e	ChromaDex Corp	588,256
53,598	*	Cidara Therapeutics, Inc	118,988
133,313	*,e	Clovis Oncology, Inc	791,879
94,044	*	Codexis, Inc	2,179,940
9,141	*,e	Codiak Biosciences, Inc	180,992
39,217	*,e	Cohbar, Inc	52,551
93,151	*	Coherus Biosciences, Inc	1,378,635
55,005	*	Collegium Pharmaceutical, Inc	1,226,611
45,976	*	Concert Pharmaceuticals, Inc	190,800
51,291	*	Constellation Pharmaceuticals, Inc	1,108,911
36,361	*,e	ContraFect Corp	161,079
106,951	*,e	Corbus Pharmaceuticals Holdings, Inc	192,512
157,249	*	Corcept Therapeutics, Inc	3,583,705
52,712	*,e	CorMedix Inc	455,432
25,422	*,e	Cortexyme Inc	995,780
43,166	*	Crinetics Pharmaceuticals, Inc	747,203
44,155	*	Cue Biopharma, Inc	535,600
21,212	*	Cullinan Oncology, Inc	688,542
116,466	*	Cymabay Therapeutics, Inc	504,298
110,306	*	Cytokinetics, Inc	2,806,185
99,515	*	CytomX Therapeutics, Inc	931,460
11,549	*	Decibel Therapeutics, Inc	105,327
63,672	*	Deciphera Pharmaceuticals, Inc	2,952,471
103,322	*	Denali Therapeutics, Inc	6,244,782
16,537	*,e	DermTech, Inc	695,381
108,031	*	Dicerna Pharmaceuticals, Inc	3,369,487
391,718	*	Durect Corp	744,264
30,875	*,e	Dyadic International, Inc	139,246
170,834	*,e	Dynavax Technologies Corp	1,704,923
28,715	*	Dyne Therapeutics, Inc	565,111
17,397	*	Eagle Pharmaceuticals, Inc	710,320
107,866	*	Editas Medicine, Inc	3,992,121
51,589	*	Eiger BioPharmaceuticals, Inc	437,991
62,219	*,e	Eloxx Pharmaceuticals, Inc	135,637
73,176	*	Emergent Biosolutions, Inc	4,462,272
30,764	*	Enanta Pharmaceuticals, Inc	1,560,965
366,281	*	Endo International plc	2,098,790
21,446	*,e	Enochian Biosciences Inc	72,487
146,537	*	Epizyme, Inc	1,144,454
43,316	*,e	Esperion Thereapeutics, Inc	1,167,366
24,617	*,e	Eton Pharmaceuticals, Inc	213,676
43,252	*,e	Evelo Biosciences, Inc	568,764
123,763	*,e	Evofem Biosciences Inc	183,169
32,742	*	Evolus, Inc	298,280
94,909	*,e	Exicure, Inc	186,971
123,809	*	Fate Therapeutics, Inc	10,819,669
35,027	*,e	Fennec Pharmaceuticals, Inc	218,919
238

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

136,478	*	FibroGen, Inc	$3,046,189
70,379	*	Flexion Therapeutics, Inc	546,141
120,058	*,e	Fluidigm Corp	601,491
11,807	*	Foghorn Therapeutics, Inc	129,641
48,857	*	Forma Therapeutics Holdings, Inc	1,316,696
127,759	*,e	Fortress Biotech, Inc	551,919
40,345	*,e	Frequency Therapeutics, Inc	468,405
27,836	*	Fulcrum Therapeutics, Inc	313,155
55,118	*	G1 Therapeutics, Inc	1,161,336
70,721	*,e	Galectin Therapeutics, Inc	312,587
14,027	*	Galera Therapeutics, Inc	114,320
67,765	*	Generation Bio Co	2,470,712
47,708	*,e	Genprex, Inc	181,290
462,247	*,e	Geron Corp	670,258
52,131	*	GlycoMimetics, Inc	125,114
91,072	*	Gossamer Bio, Inc	786,862
10,721	*,e	Graybug Vision, Inc	50,818
54,049	*	Gritstone Oncology, Inc	489,143
215,205	*	Halozyme Therapeutics, Inc	10,749,490
10,157	*	Harmony Biosciences Holdings, Inc	297,600
23,642	*	Harpoon Therapeutics, Inc	535,255
36,542	*	Harrow Health, Inc	280,277
60,379	*	Harvard Bioscience, Inc	418,426
145,136	*	Heron Therapeutics, Inc	2,536,977
54,223	*	Homology Medicines, Inc	367,090
27,905	*	Hookipa Pharma, Inc	377,834
370,538	*,e	iBio, Inc	507,637
31,168	*	Ideaya Biosciences, Inc	640,502
12,725	*,e	IGM Biosciences, Inc	899,912
7,955	*,e	IMARA, Inc	58,867
10,596	*	Immunic, Inc	162,755
51,197	*,e	ImmunityBio, Inc	908,747
312,314	*	Immunogen, Inc	2,517,251
3,385	*	Immunome, Inc	89,906
61,318	*	Immunovant, Inc	961,466
13,296	*	Inhibrx, Inc	283,604
100,266	*	Innoviva, Inc	1,148,046
299,335	*,e	Inovio Pharmaceuticals, Inc	2,038,471
16,177	*,e	Inozyme Pharma, Inc	298,951
163,616	*	Insmed, Inc	5,518,768
89,811	*	Intellia Therapeutics, Inc	6,894,790
41,601	*	Intercept Pharmaceuticals, Inc	822,868
107,535	*	Intra-Cellular Therapies, Inc	3,702,430
198,570	*,e	Invitae Corp	6,930,093
257,798	*	Ironwood Pharmaceuticals, Inc	2,846,090
31,879	*	iTeos Therapeutics, Inc	749,475
129,151	*	IVERIC bio, Inc	904,057
27,178	*	Jounce Therapeutics, Inc	256,289
277,344	*	Kadmon Holdings, Inc	1,126,017
63,369	*,e	Kala Pharmaceuticals, Inc	489,842
31,214	*	Kaleido Biosciences Inc	246,278
30,802	*	KalVista Pharmaceuticals Inc	769,126
25,626	*	Karuna Therapeutics, Inc	2,844,742
112,820	*,e	Karyopharm Therapeutics, Inc	1,053,739
21,330	*	Keros Therapeutics, Inc	1,254,204
48,241	*	Kezar Life Sciences, Inc	281,245
239

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

69,781	*	Kindred Biosciences, Inc	$348,905
43,001	*	Kiniksa Pharmaceuticals Ltd	707,796
21,852	*	Kinnate Biopharma, Inc	586,071
53,779	*	Kodiak Sciences, Inc	6,498,654
23,915	*,e	Kronos Bio, Inc	647,379
24,357	*	Krystal Biotech Inc	1,934,920
100,864	*	Kura Oncology, Inc	2,716,268
16,487	*	Kymera Therapeutics, Inc	750,983
34,153	*,e	La Jolla Pharmaceutical Co	151,639
10,219	*	Landos Biopharma, Inc	112,613
53,355	*	Lannett Co, Inc	233,161
88,515	*	Lexicon Pharmaceuticals, Inc	430,183
23,311	*	Ligand Pharmaceuticals, Inc (Class B)	3,400,842
43,818	*,e	Liquidia Corp	124,443
16,807	*,e	LogicBio Therapeutics, Inc	92,775
70,964		Luminex Corp	2,603,669
6,745	*	Lyra Therapeutics, Inc	67,922
89,775	*	MacroGenics, Inc	2,905,119
14,043	*,e	Madrigal Pharmaceuticals, Inc	1,911,252
42,473	*	Magenta Therapeutics, Inc	494,810
374,180	*,e	MannKind Corp	1,710,003
47,341	*,e	Marinus Pharmaceuticals, Inc	696,386
72,995	*	Marker Therapeutics Inc	186,867
72,113	*,e	MediciNova, Inc	316,576
44,740	*	Medpace Holdings, Inc	7,591,483
173,968	*	MEI Pharma, Inc	634,983
35,554	*	MeiraGTx Holdings plc	532,599
87,138	*	Mersana Therapeutics, Inc	1,388,108
10,906	*	Metacrine, Inc	42,315
50,061	*	Minerva Neurosciences, Inc	119,145
69,758	*	Mirati Therapeutics, Inc	11,595,175
8,944	*	Mirum Pharmaceuticals, Inc	174,766
46,970	*	Molecular Templates, Inc	439,639
23,602	*	Morphic Holding, Inc	1,307,551
82,910	*	Mustang Bio, Inc	267,799
118,298	*	Myriad Genetics, Inc	3,574,966
72,563	*	NanoString Technologies, Inc	5,781,094
123,344	*	Natera, Inc	13,570,307
177,490	*	NeoGenomics, Inc	8,695,235
55,602	*	Neoleukin Therapeutics, Inc	694,469
27,677	*	Neubase Therapeutics, Inc	166,892
7,879	*,e	NeuroBo Pharmaceuticals, Inc	28,286
10,368	*	NexImmune, Inc	200,206
26,374	*	NextCure Inc	231,300
41,571	*	NGM Biopharmaceuticals Inc	1,143,202
32,906	*,e	Nkarta, Inc	1,048,056
100,550	*	Novavax, Inc	23,823,312
38,681	*	Nurix Therapeutics, Inc	1,346,872
62,993	*,e	Nymox Pharmaceutical Corp	125,356
118,445	*	Ocular Therapeutix, Inc	2,177,019
19,610	*	Olema Pharmaceuticals, Inc	550,061
95,054	*,e	Omeros Corp	1,678,654
124,928	*	Oncocyte Corp	642,130
10,863	*	Oncorus, Inc	174,351
665,182	*,e	Opko Health, Inc	2,727,246
76,970	*,e	Optinose, Inc	274,783
240

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

39,706	*	Organogenesis Holdings Inc	$887,826
29,018	*,e	Orgenesis, Inc	136,094
36,309	*	ORIC Pharmaceuticals, Inc	876,136
18,496	*,e	Osmotica Pharmaceuticals plc	53,268
94,192	*,e	Ovid therapeutics, Inc	345,685
13,731	*,e	Oyster Point Pharma, Inc	283,545
297,726	*	Pacific Biosciences of California, Inc	8,887,121
68,790	*	Pacira BioSciences Inc	4,346,152
70,795	*	Paratek Pharmaceuticals, Inc	541,582
46,513	*	Passage Bio, Inc	872,584
41,654	*	Personalis, Inc	1,026,355
37,966	*,e	PhaseBio Pharmaceuticals Inc	115,037
20,455	*	Phathom Pharmaceuticals, Inc	787,927
32,782		Phibro Animal Health Corp	803,815
77,933	*	Pieris Pharmaceuticals, Inc	168,335
38,810	*,e	Pliant Therapeutics, Inc	1,300,135
22,349	*	PMV Pharmaceuticals, Inc	753,832
53,565	*,e	Poseida Therapeutics, Inc	501,368
18,051	*	Praxis Precision Medicines, Inc	553,444
117,640	*,e	Precigen, Inc	909,945
81,197	*	Precision BioSciences Inc	754,320
17,783	*,e	Prelude Therapeutics, Inc	736,928
81,060	*	Prestige Consumer Healthcare, Inc.	3,530,974
137,717	*,†	Progenics Pharmaceuticals, Inc	0
57,317	*	Protagonist Therapeutics, Inc	1,658,754
8,040	*	Protara Therapeutics, Inc	89,968
49,272	*	Prothena Corp plc	1,307,679
85,790	*,e	Provention Bio, Inc	616,830
99,854	*	PTC Therapeutics, Inc	4,114,983
52,255	*	Puma Biotechnology, Inc	515,234
38,858	*	Quanterix Corp	2,375,778
73,857	*	Radius Health, Inc	1,647,011
17,705	*	RAPT Therapeutics, Inc	388,448
33,131	*,e	Recro Pharma, Inc	88,460
62,529	*	REGENXBIO, Inc	2,169,131
74,102	*	Relay Therapeutics, Inc	2,349,774
25,154	*,e	Relmada Therapeutics, Inc	969,938
38,919	*	Replimune Group, Inc	1,424,046
101,756	*	Revance Therapeutics, Inc	2,963,135
69,022	*	REVOLUTION Medicines, Inc	2,290,840
61,616	*	Rhythm Pharmaceuticals, Inc	1,328,441
290,839	*	Rigel Pharmaceuticals, Inc	1,081,921
60,422	*	Rocket Pharmaceuticals, Inc	2,769,744
57,943	*,e	Rubius Therapeutics, Inc	1,449,734
189,249	*	Sangamo Therapeutics Inc	2,229,353
15,016	*	Satsuma Pharmaceuticals, Inc	79,735
78,105	*,e	Savara, Inc	148,400
41,858	*,e	Scholar Rock Holding Corp	1,354,106
8,929	*	scPharmaceuticals, Inc	57,771
23,397	*,e	Seer, Inc	1,191,609
108,559	*	Selecta Biosciences, Inc	325,677
12,340	*	Sensei Biotherapeutics, Inc	163,382
89,528	*	Seres Therapeutics, Inc	1,863,078
21,444	*	Shattuck Labs, Inc	808,010
96,294	*	SIGA Technologies, Inc	690,428
12,499	*	Sigilon Therapeutics, Inc	173,736
241

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

20,497	*	Silverback Therapeutics, Inc	$656,929
133,341	*,e	Soleno Therapeutics, Inc	161,343
45,566	*	Solid Biosciences, Inc	231,931
416,268	*,e	Sorrento Therapeutics, Inc	3,425,886
232,146	*	Spectrum Pharmaceuticals, Inc	721,974
33,508	*,e	Spero Therapeutics, Inc	461,070
39,303	*	SpringWorks Therapeutics, Inc	2,824,314
11,422	*,e	Spruce Biosciences, Inc	185,036
7,308	*	SQZ Biotechnologies Co	89,742
23,382	*	Stoke Therapeutics, Inc	755,239
91,417	*	Strongbridge Biopharma plc	232,199
78,260	*	Supernus Pharmaceuticals, Inc	2,383,017
52,532	*	Sutro Biopharma, Inc	1,077,431
50,238	*	Syndax Pharmaceuticals, Inc	800,794
81,311	*	Syros Pharmaceuticals, Inc	491,118
10,088	*	Tarsus Pharmaceuticals, Inc	309,903
14,228	*,e	Taysha Gene Therapies, Inc	367,225
46,760	*	TCR2 Therapeutics Inc	1,061,920
14,085	*,e	Terns Pharmaceuticals, Inc	309,870
198,835	*	TG Therapeutics, Inc	8,889,913
545,400	*,e	TherapeuticsMD, Inc	659,934
73,678	*	Theravance Biopharma, Inc	1,454,404
111,709	*	Translate Bio, Inc	2,593,883
89,432	*	Travere Therapeutics, Inc	2,210,759
45,266	*	Tricida, Inc	210,487
60,409	*	Turning Point Therapeutics Inc	4,604,978
76,590	*	Twist Bioscience Corp	10,277,612
142,203	*,e	Tyme Technologies, Inc	220,415
103,616	*	Ultragenyx Pharmaceutical, Inc	11,567,690
50,989	*,e	UNITY Biotechnology, Inc	253,415
32,317	*,e	UroGen Pharma Ltd	628,566
85,753	*	Vanda Pharmaceuticals, Inc	1,423,500
85,139	*,e	Vaxart Inc	917,798
46,836	*,e	Vaxcyte, Inc	869,745
310,890	*,e	VBI Vaccines, Inc	979,304
107,323	*	Veracyte, Inc	5,339,319
279,575	*	Verastem, Inc	858,295
75,036	*	Vericel Corp	4,683,747
20,030	*,e	Verrica Pharmaceuticals, Inc	264,396
106,890	*,e	Viking Therapeutics, Inc	683,027
86,696	*,e	Vir Biotechnology, Inc	4,138,867
18,442	*,e	Vor BioPharma, Inc	519,696
38,785	*,e	Voyager Therapeutics, Inc	186,944
30,865	*,e	vTv Therapeutics, Inc	79,014
58,455	*,e	VYNE Therapeutics, Inc	288,768
53,722	*	WaVe Life Sciences Ltd	330,390
25,626	*	X4 Pharmaceuticals, Inc	214,746
22,872	*	XBiotech, Inc	390,654
89,589	*	Xencor, Inc	3,812,908
72,369	*,e	Xeris Pharmaceuticals, Inc	277,173
9,763	*,e	XOMA Corp	371,580
50,618	*	Y-mAbs Therapeutics, Inc	1,522,083
47,028	*	Zentalis Pharmaceuticals, Inc	2,789,701
339,984	*,e	ZIOPHARM Oncology, Inc	1,176,345
92,154	*	Zogenix, Inc	1,740,789
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	562,995,617
242

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 6.1%
137,949		Acadia Realty Trust	$2,881,755
102,069		Agree Realty Corp	7,181,575
116,544		Alexander & Baldwin, Inc	2,136,251
3,484		Alexander’s, Inc	965,904
10,895		Alpine Income Property Trust, Inc	198,398
3,587	*,e	Alset EHome International, Inc	38,202
8,515	*	Altisource Portfolio Solutions S.A.	53,644
81,388		American Assets Trust, Inc	2,852,649
177,135		American Finance Trust, Inc	1,773,121
2,523	*,e	American Realty Investors, Inc	19,629
90,404		Armada Hoffler Properties, Inc	1,232,206
36,499		Bluerock Residential Growth REIT, Inc	346,010
60,566		Broadstone Net Lease, Inc	1,222,222
15,565		Brt Realty Trust	293,089
155,338		CareTrust REIT, Inc	3,756,073
74,012		CatchMark Timber Trust, Inc	860,760
20,596		Centerspace	1,449,752
74,176	*	Chatham Lodging Trust	1,028,821
18,535		CIM Commercial Trust Corp	207,592
68,862		City Office REIT, Inc	752,662
24,541		Clipper Realty, Inc	201,972
789,007	*	Colony Capital, Inc	5,523,049
185,795		Columbia Property Trust, Inc	3,346,168
36,052		Community Healthcare Trust, Inc	1,835,768
61,306	*	CorePoint Lodging, Inc	612,447
9,468		CTO Realty Growth, Inc	501,804
184,647	*	Cushman & Wakefield plc	3,138,999
322,701	*	DiamondRock Hospitality Co	3,362,544
389,997		Diversified Healthcare Trust	1,721,837
132,530		Easterly Government Properties, Inc	2,840,118
63,908		EastGroup Properties, Inc	10,139,643
171,822		Essential Properties Realty Trust, Inc	4,500,018
80,751	*,e	eXp World Holdings Inc	2,774,604
41,487		Farmland Partners, Inc	553,022
7,394	*,e	Fathom Holdings, Inc	253,614
30,858	*	Forestar Group, Inc	781,942
119,479		Four Corners Property Trust, Inc	3,449,359
166,358		Franklin Street Properties Corp	878,370
10,641	*	FRP Holdings, Inc	540,137
190,509		Geo Group, Inc	1,049,705
59,134		Getty Realty Corp	1,867,452
54,153		Gladstone Commercial Corp	1,139,379
34,820		Gladstone Land Corp	730,872
73,234		Global Medical REIT, Inc	1,051,640
144,649		Global Net Lease, Inc	2,777,261
228,641		Healthcare Realty Trust, Inc	7,353,095
55,186	*	Hersha Hospitality Trust	637,950
164,741		Independence Realty Trust, Inc	2,774,238
4,214		Indus Realty Trust, Inc	263,375
108,647		Industrial Logistics Properties Trust	2,694,446
38,437		Innovative Industrial Properties, Inc	7,038,968
119,543		iStar Inc	2,212,741
196,322		Kennedy-Wilson Holdings, Inc	4,034,417
134,935		Kite Realty Group Trust	2,807,997
243

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

442,837		Lexington Realty Trust	$5,420,325
62,599		LTC Properties, Inc	2,662,335
243,332		Macerich Co	3,355,548
139,485		Mack-Cali Realty Corp	2,281,975
37,863	*	Marcus & Millichap, Inc	1,337,321
14,335	*	Maui Land & Pineapple Co, Inc	161,699
158,735		Monmouth Real Estate Investment Corp (Class A)	2,933,423
71,714		National Health Investors, Inc	5,264,525
101,278		National Storage Affiliates Trust	4,602,072
35,974		NETSTREIT Corp	749,338
143,115		New Senior Investment Group, Inc	947,421
235,447		Newmark Group, Inc	2,531,055
36,835		NexPoint Residential Trust, Inc	1,847,644
77,341		Office Properties Income Trust	2,146,213
26,959		One Liberty Properties, Inc	670,470
210,573		Pebblebrook Hotel Trust	5,028,483
342,527		Physicians Realty Trust	6,415,531
201,638		Piedmont Office Realty Trust, Inc	3,754,500
40,302		Plymouth Industrial REIT, Inc	751,229
106,197		PotlatchDeltic Corp	6,303,854
88,736		Preferred Apartment Communities, Inc	905,107
32,563		PS Business Parks, Inc	5,287,254
104,251		QTS Realty Trust, Inc	6,931,649
17,101	*	Rafael Holdings, Inc	706,955
28,655		Re/Max Holdings, Inc	1,052,498
190,937	*	Realogy Holdings Corp	3,299,391
162,529	*	Redfin Corp	11,503,803
187,040		Retail Opportunities Investment Corp	3,291,904
347,115		Retail Properties of America, Inc	4,071,659
26,626		Retail Value, Inc	496,042
266,137		RLJ Lodging Trust	4,295,451
24,169		RMR Group, Inc	956,609
130,774		RPT Realty	1,662,138
81,769	*	Ryman Hospitality Properties	6,431,132
333,790		Sabra Healthcare REIT, Inc	6,064,964
30,491		Safehold, Inc	2,156,019
19,029		Saul Centers, Inc	821,672
58,305	*	Seritage Growth Properties	1,002,846
265,094		Service Properties Trust	3,264,633
248,013		SITE Centers Corp	3,658,192
55,107		St. Joe Co	2,523,350
260,737		STAG Industrial, Inc	9,519,508
6,780	*	Stratus Properties, Inc	238,317
163,286	*	Summit Hotel Properties, Inc	1,660,619
348,092	*	Sunstone Hotel Investors, Inc	4,580,891
147,976		Tanger Factory Outlet Centers, Inc	2,582,181
40,658	*	Tejon Ranch Co	643,210
110,749		Terreno Realty Corp	7,145,525
1,971	*	Transcontinental Realty Investors, Inc	39,834
60,001		UMH Properties, Inc	1,291,822
321,379		Uniti Group, Inc	3,663,721
20,674		Universal Health Realty Income Trust	1,384,124
187,594		Urban Edge Properties	3,536,147
45,289		Urstadt Biddle Properties, Inc (Class A)	822,901
139,504		Washington REIT	3,239,283
75,551		Whitestone REIT	738,133
244

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

182,632	*	Xenia Hotels & Resorts, Inc	$3,548,540
		TOTAL REAL ESTATE	288,822,251

RETAILING - 4.7%
39,924	*,e	1-800-FLOWERS.COM, Inc (Class A)	1,276,570
54,012		Aaron’s Co, Inc	1,668,431
101,233	*	Abercrombie & Fitch Co (Class A)	3,795,225
48,440	*	Academy Sports & Outdoors, Inc	1,492,436
244,603	e	American Eagle Outfitters, Inc	8,455,926
9,780	*	America’s Car-Mart, Inc	1,475,117
31,184	*	Asbury Automotive Group, Inc	6,193,454
89,927	*	At Home Group, Inc	2,839,895
200,202	*	Bed Bath & Beyond, Inc	5,069,115
61,469		Big Lots, Inc	4,237,673
46,172	*	Boot Barn Holdings, Inc	3,256,973
49,194		Buckle, Inc	2,063,196
59,476		Caleres, Inc	1,386,386
53,097		Camping World Holdings, Inc	2,311,843
55,928	*	CarParts.com, Inc	966,436
34,028	*	Cato Corp (Class A)	455,975
191,671	*	Chico’s FAS, Inc	575,013
22,869	*	Children’s Place, Inc	1,791,786
15,421	*	Citi Trends, Inc	1,613,037
31,045	*	Conn’s, Inc	628,351
51,268	*	Container Store Group, Inc	722,366
74,501		Core-Mark Holding Co, Inc	3,170,763
99,388	*	Designer Brands, Inc	1,759,168
11,479		Dillard’s, Inc (Class A)	1,135,388
20,914	*,e	Duluth Holdings, Inc	323,540
17,689	*	Envela Corp	68,633
96,450	*,e	Express Parent LLC	294,172
35,060		Franchise Group, Inc	1,350,862
39,470	*	Funko, Inc	850,184
93,299	*,e	GameStop Corp (Class A)	16,195,773
22,946	*	Genesco, Inc	1,147,300
16,658	*,e	Greenlane Holdings Inc	73,295
28,273		Group 1 Automotive, Inc	4,641,296
37,551	*	Groupon, Inc	1,901,207
67,869	*,e	GrowGeneration Corp	2,959,088
65,179		Guess?, Inc	1,762,440
26,579		Haverty Furniture Cos, Inc	1,235,126
26,506	*	Hibbett Sports, Inc	2,105,902
18,693	*	Lands’ End, Inc	430,687
42,733	*	Liquidity Services, Inc	766,203
42,428		Lithia Motors, Inc (Class A)	16,308,475
46,886	*	Lumber Liquidators, Inc	1,123,857
505,865	*	Macy’s, Inc	8,387,242
180,780	*	Magnite, Inc	7,240,239
34,654	*	MarineMax, Inc	1,968,347
53,268		Monro Muffler, Inc	3,760,188
42,342		Murphy USA, Inc	5,902,475
130,451	*	National Vision Holdings, Inc	6,576,035
88,045	*	ODP Corp	3,559,659
17,316	*	OneWater Marine, Inc	887,099
69,293	*	Overstock.com, Inc	5,647,379
30,325	e	PetMed Express, Inc	892,313
245

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

140,502	*	Quotient Technology, Inc	$2,295,803
102,829	*	RealReal, Inc	2,547,074
78,435		Rent-A-Center, Inc	4,513,934
25,732	*	RH	17,704,131
186,747	*	Sally Beauty Holdings, Inc	3,748,012
15,076		Shoe Carnival, Inc	903,806
36,136		Shutterstock, Inc	3,150,336
85,917	*	Signet Jewelers Ltd	5,133,541
43,995	*	Sleep Number Corp	4,922,600
37,488	e	Sonic Automotive, Inc (Class A)	1,849,658
69,553	*	Sportsman’s Warehouse Holdings, Inc	1,221,351
27,560	*	Stamps.com, Inc	5,659,997
97,731	*	Stitch Fix Inc	4,233,707
36,474	*	Tilly’s, Inc	439,876
111,692	*	Urban Outfitters, Inc	4,009,743
149,720	*,e	Waitr Holdings Inc	368,311
10,368		Weyco Group, Inc	203,939
4,858		Winmark Corp	935,505
33,574	*	Zumiez, Inc	1,442,675
		TOTAL RETAILING	221,983,538

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
61,547		Advanced Energy Industries, Inc	6,789,250
34,119	*	Alpha & Omega Semiconductor Ltd	1,061,101
54,785	*	Ambarella, Inc	5,340,990
161,236		Amkor Technology, Inc	3,260,192
29,434	*,e	Atomera, Inc	489,782
54,725	*	Axcelis Technologies, Inc	2,272,729
67,772	*	AXT, Inc	668,232
118,498		Brooks Automation, Inc	12,007,402
35,467	*	Ceva, Inc	1,966,291
16	*,†	China Energy Savings Technology, Inc	0
47,438		CMC Materials, Inc	8,701,552
68,240	*	Cohu, Inc	2,730,282
11,110	*	CyberOptics Corp	366,519
69,489	*	Diodes, Inc	5,337,450
35,872	*	DSP Group, Inc	498,262
125,289	*	Formfactor, Inc	4,905,064
22,115	*	GSI Technology, Inc	130,479
43,720	*	Ichor Holdings Ltd	2,438,264
27,743	*,e	Impinj, Inc	1,316,683
221,503	*	Lattice Semiconductor Corp	11,143,816
78,415	*	MACOM Technology Solutions Holdings, Inc	4,439,073
20,404	*,e	Maxeon Solar Technologies Ltd	367,272
113,136	*	MaxLinear, Inc	4,071,765
78,085	*	Nanometrics, Inc	5,350,384
85,323	*	NeoPhotonics Corp Ltd	798,623
9,099		NVE Corp	696,347
46,492	*	PDF Solutions, Inc	824,303
105,049	*	Photronics, Inc	1,334,122
91,692	*	Pixelworks, Inc	270,491
95,238		Power Integrations, Inc	7,886,659
187,994	*	Rambus, Inc	3,568,126
104,595	*	Semtech Corp	7,085,265
70,684	*	Silicon Laboratories, Inc	9,962,910
19,796	*	SiTime Corp	1,832,120
246

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

23,200	*	SMART Global Holdings, Inc	$1,070,680
124,048	*,e	SunPower Corp	3,186,793
57,185	*	Synaptics, Inc	7,998,466
65,087	*	Ultra Clean Holdings	3,323,993
79,003	*	Veeco Instruments, Inc	1,817,859
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	137,309,591

SOFTWARE & SERVICES - 6.5%
174,938	*	8x8, Inc	5,753,711
98,299	*	A10 Networks, Inc	853,235
186,053	*	ACI Worldwide, Inc	7,029,082
30,744	*	Agilysys, Inc	1,549,805
77,111	*	Alarm.com Holdings, Inc	6,921,483
71,635	*,e	Altair Engineering, Inc	4,656,275
52,124		American Software, Inc (Class A)	1,078,446
26,966	*	Appfolio, Inc	3,900,093
58,232	*,e	Appian Corp	7,056,554
21,628	*	Asure Software, Inc	173,240
138,549	*	Avaya Holdings Corp	3,986,055
46,182	*	Benefitfocus, Inc	624,381
80,011	*	Blackbaud, Inc	5,690,382
83,153	*	Blackline, Inc	9,650,737
7,149	*	BM Technologies, Inc	70,132
71,846	*	Bottomline Technologies, Inc	3,488,842
234,424	*	Box, Inc	4,993,231
65,364	*	Brightcove, Inc	949,085
57,817	*	Cardtronics plc	2,245,612
22,628		Cass Information Systems, Inc	1,038,399
62,004	*	Cerence Inc	5,977,806
45,049	*	ChannelAdvisor Corp	952,786
337,584	*	Cloudera, Inc	4,283,941
104,674	*	Cognyte Software Ltd	2,735,132
68,522	*	Commvault Systems, Inc	4,762,964
267,938	*	Conduent, Inc	1,821,978
99,533	*	Cornerstone OnDemand, Inc	4,405,828
52,592		CSG Systems International, Inc	2,418,706
19,558	*,e	Digimarc Corp	659,691
137,391	*	Digital Turbine, Inc	10,363,403
44,105	*	Domo, Inc	2,835,510
43,168		Ebix, Inc	1,299,789
37,794	*	eGain Corp	371,515
86,195	*	Envestnet, Inc	6,363,777
99,202		EVERTEC, Inc	3,958,160
73,926	*	Evo Payments, Inc	2,107,630
54,516	*	ExlService Holdings, Inc	5,036,188
99,322	*	GreenSky, Inc	604,871
44,837	*	Grid Dynamics Holdings, Inc	646,101
51,998	*,e	GTT Communications, Inc	83,717
78,822	*	GTY Technology Holdings Inc	401,992
41,876		Hackett Group, Inc	696,398
30,347	*	I3 Verticals, Inc	1,008,127
8,594	*	IBEX Ltd	198,521
58,379	*	Information Services Group, Inc	265,624
12,668	*,e	Intelligent Systems Corp	485,438
49,847		InterDigital, Inc	3,460,379
46,797	*	International Money Express Inc	738,457
247

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

70,489	*	j2 Global, Inc	$8,529,169
200,881	*,e	Limelight Networks, Inc	628,758
100,908	*	Liveperson, Inc	5,514,622
107,203	*	LiveRamp Holdings, Inc	5,250,803
99,847		MAXIMUS, Inc	9,149,979
11,877	*,e	MicroStrategy, Inc (Class A)	7,805,089
94,913	*	Mimecast Ltd	4,121,122
66,776	*	Mitek Systems, Inc	1,082,439
57,131	*	Model N, Inc	2,272,671
98,832	*	MoneyGram International, Inc	681,941
13,963	*	ON24, Inc	614,372
53,118	*	OneSpan, Inc	1,424,094
19,678	*,e	Park City Group, Inc	104,097
49,246	*,e	Paysign Inc	188,120
52,901	*	Perficient, Inc	3,470,835
226,212		Perspecta, Inc	6,621,225
22,038	*,e	PFSweb, Inc	160,877
60,096	*	Ping Identity Holding Corp	1,459,131
9,815	*	Priority Technology Holdings Inc	68,214
71,548		Progress Software Corp	3,123,786
65,260	*	PROS Holdings, Inc	2,804,875
81,715	*	Q2 Holdings, Inc	8,499,994
19,009		QAD, Inc (Class A)	1,343,746
55,131	*	Qualys, Inc	5,588,078
58,538	*	Rackspace Technology, Inc	1,455,840
83,563	*	Rapid7, Inc	6,789,494
107,624	*	Repay Holdings Corp	2,459,208
44,815	*	Rimini Street, Inc	352,694
142,725	*	SailPoint Technologies Holding, Inc	6,969,262
46,401		Sapiens International Corp NV	1,501,536
47,717	*,e	Seachange International, Inc	53,443
13,501	*	SecureWorks Corp	175,648
139,051	*	ServiceSource International LLC	205,796
14,412	*	ShotSpotter, Inc	503,555
53,444	*	Smith Micro Software, Inc	300,355
45,071	*	Sprout Social, Inc	2,987,757
57,624	*	SPS Commerce, Inc	5,903,003
39,485	*	StarTek, Inc	321,013
23,304	*	Sumo Logic, Inc	454,195
198,014	*	SVMK, Inc	3,562,272
63,829	*	Sykes Enterprises, Inc	2,797,625
65,367	*	Synchronoss Technologies, Inc	218,326
26,633	*	Telos Corp	883,683
115,419	*	Tenable Holdings, Inc	4,327,635
30,237		TTEC Holdings, Inc	3,076,010
15,124	*,e	Tucows, Inc	1,188,898
99,980	*	Unisys Corp	2,399,520
43,779	*	Upland Software, Inc	2,169,687
164,337	*	Varonis Systems, Inc	8,701,644
105,379	*	Verint Systems, Inc	5,118,258
43,760	*	Veritone, Inc	1,055,491
216,822	*	Verra Mobility Corp	2,914,088
17,360	*	Viant Technology, Inc	570,102
106,522	e	VirnetX Holding Corp	496,393
65,195	*	Workiva, Inc	6,128,330
173,483		Xperi Holding Corp	3,565,076
248

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

167,343	*	Yext, Inc	$2,334,435
92,357	*	Zix Corp	728,235
164,610	*	Zuora Inc	2,666,682
		TOTAL SOFTWARE & SERVICES	306,496,435

TECHNOLOGY HARDWARE & EQUIPMENT - 3.0%
199,662	*	3D Systems Corp	4,300,719
11,667	*	908 Devices, Inc	618,234
79,951		Adtran, Inc	1,366,363
58,428	*	Akoustis Technologies, Inc	656,146
37,079	*,e	Applied Optoelectronics, Inc	274,755
134,762	*	Arlo Technologies, Inc	826,091
50,282	*	Avid Technology, Inc	1,143,413
46,972		Badger Meter, Inc	4,386,715
16,559		Bel Fuse, Inc (Class B)	330,021
71,214		Belden CDT, Inc	3,082,142
58,864		Benchmark Electronics, Inc	1,767,097
55,850	*	CalAmp Corp	767,938
86,826	*	Calix, Inc	3,671,872
13,097	*	Cambium Networks Corp	785,820
50,054	*	Casa Systems, Inc	392,674
18,621	*	Clearfield, Inc	639,631
40,917		Comtech Telecommunications Corp	981,190
37,169	*,e	Corsair Gaming, Inc	1,233,267
52,925		CTS Corp	1,721,121
55,737	*	Daktronics, Inc	343,897
119,114	*	Diebold, Inc	1,787,901
49,806	*	Digi International, Inc	890,033
23,195	*	DZS, Inc	348,389
24,822	*,e	Eastman Kodak Co	185,172
21,495	*	ePlus, Inc	2,157,238
195,595	*	Extreme Networks, Inc	2,225,871
59,394	*	Fabrinet	5,085,314
28,537	*	FARO Technologies, Inc	2,164,389
52,692	*	Genasys, Inc	329,325
151,436	*	Harmonic, Inc	1,184,230
167,418	*	II-VI, Inc	11,240,445
28,576	*	Immersion Corp	244,896
265,185	*	Infinera Corp	2,445,006
113,240	*,e	Inseego Corp	1,005,571
56,977	*	Insight Enterprises, Inc	5,718,782
35,797	*,e	Intellicheck, Inc	356,896
37,124	*	Intevac, Inc	237,965
60,654	*	Iteris, Inc	409,415
71,362	*	Itron, Inc	6,418,298
36,276	*	Kimball Electronics, Inc	834,711
143,028	*	Knowles Corp	2,989,285
25,893	*	KVH Industries, Inc	346,707
46,474	*	Luna Innovations, Inc	527,015
59,591		Methode Electronics, Inc	2,677,424
23,084	*	Napco Security Technologies, Inc	768,928
50,498	*	Netgear, Inc	1,879,031
114,669	*	Netscout Systems, Inc	3,003,754
57,113	*	nLight, Inc	1,675,695
55,993	*	Novanta, Inc	7,374,838
27,160	*	OSI Systems, Inc	2,622,841
249

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

31,754	*,e	PAR Technology Corp	$2,608,274
17,846		PC Connection, Inc	809,316
28,122		PCTEL, Inc	187,855
56,183	*	Plantronics, Inc	2,246,758
45,789	*	Plexus Corp	4,232,735
56,010	*	Powerfleet, Inc	423,436
67,208	*	Quantum Corp	572,612
42,424	*,e	Research Frontiers, Inc	108,605
79,331	*,e	Resonant, Inc	259,412
111,945	*	Ribbon Communications, Inc	755,629
30,154	*	Rogers Corp	5,905,359
105,935	*	Sanmina Corp	4,326,385
40,648	*	Scansource, Inc	1,228,789
70,382	*	Super Micro Computer, Inc	2,605,542
167,877	*	TTM Technologies, Inc	2,518,155
370,852	*	Viavi Solutions, Inc	6,067,139
214,943		Vishay Intertechnology, Inc	5,281,150
23,425	*	Vishay Precision Group, Inc	746,789
18,866	*,e	Wrap Technologies Inc	110,932
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	139,419,343

TELECOMMUNICATION SERVICES - 0.8%
80,292	*	Alaska Communications Systems Group, Inc	265,767
17,451	*	Anterix, Inc	825,781
18,247		ATN International, Inc	831,698
30,977	*	Bandwidth Inc	4,095,159
71,531	*	Boingo Wireless, Inc	998,573
81,128	*	Cincinnati Bell, Inc	1,251,805
69,062		Cogent Communications Group, Inc	5,214,872
120,307	*	Consolidated Communications Holdings, Inc	866,210
88,669	*,e	Gogo, Inc	923,931
31,484	*	IDT Corp (Class B)	755,931
194,937	*	Iridium Communications, Inc	7,405,657
79,218	*	Liberty Latin America Ltd (Class A)	1,099,942
251,449	*	Liberty Latin America Ltd (Class C)	3,507,714
38,318	*	Ooma, Inc	633,397
130,329	*	ORBCOMM, Inc	1,493,570
78,204		Shenandoah Telecom Co	3,695,921
31,498		Spok Holdings, Inc	323,484
379,470	*	Vonage Holdings Corp	5,141,818
		TOTAL TELECOMMUNICATION SERVICES	39,331,230

TRANSPORTATION - 1.5%
95,233	*	Air Transport Services Group, Inc	2,506,532
21,546	*	Allegiant Travel Co	5,079,039
40,828		ArcBest Corp	2,970,645
42,845	*	Atlas Air Worldwide Holdings, Inc	2,909,604
86,267	*	Avis Budget Group, Inc	7,730,386
89,134		Costamare, Inc	937,690
19,684	*	Covenant Transportation Group, Inc	423,403
73,485	*	Daseke, Inc	557,751
10,195	*,e	Eagle Bulk Shipping, Inc	441,851
41,363	*	Echo Global Logistics, Inc	1,352,570
14,961	e	Eneti, Inc	300,866
44,325		Forward Air Corp	3,913,454
34,315		Genco Shipping & Trading Ltd	526,392
77,624	*	Hawaiian Holdings, Inc	1,949,139
250

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

79,191		Heartland Express, Inc	$1,472,161
52,605	*	Hub Group, Inc (Class A)	3,457,201
95,698		Marten Transport Ltd	1,600,070
69,135		Matson, Inc	4,516,589
57,088	*	Mesa Air Group, Inc	642,811
2,640	*	PAM Transportation Services, Inc	152,909
17,145	e	Pangaea Logistics Solutions Ltd	66,180
76,137	*	Radiant Logistics, Inc	508,595
73,761	*	Safe Bulkers, Inc	264,802
42,882	*	Saia, Inc	10,055,829
79,691	*	Skywest, Inc	3,957,455
158,673	*	Spirit Airlines, Inc	5,683,667
11,955		Universal Logistics Holdings Inc	298,994
37,863	*	US Xpress Enterprises, Inc	387,717
97,420		Werner Enterprises, Inc	4,503,727
		TOTAL TRANSPORTATION	69,168,029

UTILITIES - 2.7%
84,496		Allete, Inc	5,945,139
60,728		American States Water Co	4,809,050
13,672		Artesian Resources Corp	553,032
141,475	*,e	Atlantic Power Corp	428,669
111,614		Avista Corp	5,136,476
102,319		Black Hills Corp	7,057,965
52,552	e	Brookfield Infrastructure Corp	3,785,321
210,139		Brookfield Renewable Corp	8,716,566
32,021	*,e	Cadiz, Inc	373,045
81,253		California Water Service Group	4,773,614
28,445		Chesapeake Utilities Corp	3,371,301
55,579		Clearway Energy, Inc (Class A)	1,477,290
133,114		Clearway Energy, Inc (Class C)	3,819,041
29,561		Consolidated Water Co, Inc	347,933
25,526		Genie Energy Ltd	142,946
17,733		Global Water Resources, Inc	302,348
60,252		MGE Energy, Inc	4,507,452
27,552		Middlesex Water Co	2,259,815
154,530		New Jersey Resources Corp	6,482,533
48,534		Northwest Natural Holding Co	2,616,953
83,583		NorthWestern Corp	5,686,151
85,918		ONE Gas, Inc	6,913,821
70,757		Ormat Technologies, Inc	5,122,807
65,531		Otter Tail Corp	3,095,029
140,387		PNM Resources, Inc	6,929,502
146,375		Portland General Electric Co	7,444,633
29,806	*	Pure Cycle Corp	455,138
11,815		RGC Resources, Inc	256,267
42,617		SJW Corp	2,793,544
163,296	e	South Jersey Industries, Inc	4,041,576
93,129		Southwest Gas Holdings Inc	6,492,954
20,201	e	Spark Energy, Inc	213,727
81,441		Spire, Inc	6,135,765
91,434	*	Sunnova Energy International, Inc	3,229,449
25,432		Unitil Corp	1,465,646
20,975		York Water Co	1,083,149
		TOTAL UTILITIES	128,265,647

		TOTAL COMMON STOCKS	4,709,515,683
		(Cost $2,876,052,780)
251

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
2,068	e	Whiting Petroleum Corp	$6,411
4,137		Whiting Petroleum Corp	14,934
		TOTAL ENERGY	21,345

MEDIA & ENTERTAINMENT - 0.0%
122,474	†	Media General, Inc	0
		TOTAL MEDIA & ENTERTAINMENT	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
20,265	†	Chinook Therapeutics, Inc	0
5,149	†	Omthera Pharmaceuticals, Inc	3,090
9,351	†	Tobira Therapeutics, Inc	561
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	3,651

		TOTAL RIGHTS / WARRANTS	24,996
		(Cost $561)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.5%

REPURCHASE AGREEMENT - 0.1%
$3,730,000	r	Fixed Income Clearing Corp (FICC)	0.005%	05/03/21	3,730,000
		TOTAL REPURCHASE AGREEMENT			3,730,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.4%

114,636,088	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.020		114,636,088
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			114,636,088

		TOTAL SHORT-TERM INVESTMENTS			118,366,088
		(Cost $118,366,088)
		TOTAL INVESTMENTS - 102.4%			4,827,906,767
		(Cost $2,994,419,429)
		OTHER ASSETS & LIABILITIES, NET - (2.4)%			(115,032,812)
		NET ASSETS - 100.0%			$4,712,873,955

Abbreviations(s):
REIT Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $205,815,174.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/21, the aggregate value of these securities is $4,910,869 or 0.1% of net assets.
r	Agreement with Fixed Income Clearing Corp, 0.005% dated 4/30/21 to be repurchased at $3,730,000 on 5/3/21, collateralized by U.S. Treasury Notes valued at $3,804,637.
252

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.1%

ARGENTINA - 0.0%
47,900	e	Telecom Argentina S.A. (ADR) (Class B)	$221,777
58,000	*	YPF S.A. (ADR) (Class D)	219,240
		TOTAL ARGENTINA	441,017

BRAZIL - 4.4%
91,800	*	Alpargatas S.A.	671,425
2,422,497		AMBEV S.A.	6,662,697
168,800		Atacadao Distribuicao Comercio e Industria Ltd	674,945
105,275	*	B2W Companhia Global Do Varejo	1,304,685
1,065,982		B3 SA-Brasil Bolsa Balcao	10,106,327
733,726		Banco Bradesco S.A.	2,791,969
2,499,931		Banco Bradesco S.A. (Preference)	10,976,216
118,100		Banco BTG Pactual S.A. - Unit	2,342,629
438,283		Banco do Brasil S.A.	2,391,493
52,300		Banco Inter S.A.	2,230,817
215,674		Banco Santander Brasil S.A.	1,529,794
324,248		BB Seguridade Participacoes S.A.	1,332,914
111,600		Bradespar S.A.	1,458,881
298,505	*	BRF S.A.	1,142,464
169,325		Centrais Eletricas Brasileiras S.A.	1,146,799
113,992		Centrais Eletricas Brasileiras S.A. (Preference)	776,028
471,456		Cia de Concessoes Rodoviarias	1,044,970
160,658		Cia de Saneamento Basico do Estado de Sao Paulo	1,265,259
555,225		Cia Energetica de Minas Gerais	1,414,625
547,000		Cia Paranaense de Energia	630,373
364,430		Cia Siderurgica Nacional S.A.	3,300,101
132,976		Cosan SA Industria e Comercio	2,204,659
119,600		CPFL Energia S.A.	646,213
93,600		Energisa S.A.	759,201
119,825		Engie Brasil Energia S.A.	897,135
497,900		Equatorial Energia S.A.	2,299,742
528,875		Gerdau S.A. (Preference)	3,234,364
591,500	g	Hapvida Participacoes e Investimentos S.A.	1,572,382
197,082		Hypermarcas S.A.	1,257,511
2,300,832		Investimentos Itau S.A. - PR	4,261,075
2,484,853		Itau Unibanco Holding S.A.	12,593,404
361,733	*	Klabin S.A.	1,855,263
318,206		Localiza Rent A Car	3,766,653
483,199		Lojas Americanas S.A. (Preference)	1,855,567
392,139		Lojas Renner S.A.	2,916,471
1,485,960		Magazine Luiza S.A.	5,479,290
467,119	*	Natura & Co Holding S.A.	4,191,305
269,499		Notre Dame Intermedica Participacoes S.A.	4,032,029
376,027		Petrobras Distribuidora S.A.	1,558,227
1,989,516		Petroleo Brasileiro S.A.	8,460,493
253

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

2,533,168		Petroleo Brasileiro S.A. (Preference)	$11,014,889
563,915		Raia Drogasil S.A.	2,730,270
634,227	*	Rumo S.A.	2,335,129
143,822		Sul America S.A.	866,048
391,920	*	Suzano SA	4,954,510
271,421		Telefonica Brasil S.A.	2,158,557
416,266		TIM S.A.	934,138
249,000		Totvus S.A.	1,425,594
390,860		Ultrapar Participacoes S.A.	1,518,958
1,904,359		Vale S.A.	38,220,049
622,900	*	Via Varejo S.A.	1,356,561
879,834		Weg S.A.	5,670,601
		TOTAL BRAZIL	192,221,699

CHILE - 0.5%
22,254,220		Banco de Chile	2,382,826
24,128		Banco de Credito e Inversiones	1,120,460
33,869,125		Banco Santander Chile S.A.	1,858,506
749,568		Cencosud S.A.	1,556,129
147,292		Cencosud Shopping S.A.	240,399
53,986		Cia Cervecerias Unidas S.A.	496,769
3,490,151		Colbun S.A.	599,100
207,594		Embotelladora Andina S.A.	495,085
634,055		Empresas CMPC S.A.	1,761,933
212,005		Empresas COPEC S.A.	2,283,126
13,069,567		Enel Chile S.A.	891,863
10,416,273		Enersis S.A.	1,482,721
394,553		SACI Falabella	1,781,992
74,721		Sociedad Quimica y Minera de Chile S.A. (Class B)	3,937,117
		TOTAL CHILE	20,888,026

CHINA - 36.3%
43,800	*	21Vianet Group, Inc (ADR)	1,222,458
148,600		360 Security Technology, Inc	288,925
651,500	*,g	3SBio, Inc	615,879
14,033	*	51job, Inc (ADR)	863,731
386,000		AAC Technologies Holdings, Inc	2,142,755
15,200		Accelink Technologies Co Ltd	52,054
41,900		Addsino Co Ltd	109,803
38,500		AECC Aero-Engine Control Co Ltd	107,533
90,500		AECC Aviation Power Co Ltd	527,777
682,000		Agile Property Holdings Ltd	1,065,403
15,188,064		Agricultural Bank of China Ltd	5,884,147
2,373,000		Agricultural Bank of China Ltd (Class A)	1,172,582
109,148		Aier Eye Hospital Group Co Ltd	1,251,105
130,490		Air China Ltd	164,693
962,000		Air China Ltd (H shares)	760,642
66,000		Airtac International Group	2,754,587
214,000	e,g	AK Medical Holdings Ltd	332,433
977,665	*	Alibaba Group Holding Ltd (ADR)	225,791,732
2,170,284	*	Alibaba Health Information Technology Ltd	6,605,903
234,500	g	A-Living Services Co Ltd	1,077,859
2,184,000	*	Aluminum Corp of China Ltd	1,128,551
164,400	*	Aluminum Corp of China Ltd (Class A)	112,322
254

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

22,700		Angel Yeast Co Ltd	$205,172
650,282		Anhui Conch Cement Co Ltd	3,881,307
130,000		Anhui Conch Cement Co Ltd (Class A)	982,036
58,400		Anhui Gujing Distillery Co Ltd	782,415
10,500		Anhui Gujing Distillery Co Ltd (Class A)	368,100
17,100		Anhui Kouzi Distillery Co Ltd	164,107
559,651		Anta Sports Products Ltd	9,983,279
35,100		Apeloa Pharmaceutical Co Ltd	168,234
5,800		Asymchem Laboratories Tianjin Co Ltd	293,692
6,800		Autobio Diagnostics Co Ltd	128,099
30,700		Autohome, Inc (ADR)	2,846,811
70,700		AVIC Aircraft Co Ltd	262,202
41,100		Avic Aviation High-Technology Co Ltd	151,925
294,858		Avic Capital Co Ltd	176,535
90,600		AVIC Electromechanical Systems Co Ltd	136,310
23,800		AVIC Jonhon Optronic Technology Co Ltd	250,106
47,400		AVIC Shenyang Aircraft Co Ltd	422,501
1,054,861		AviChina Industry & Technology Co	676,916
14,700		AVICOPTER plc	115,375
139,289	*	Baidu, Inc (ADR)	29,296,655
649,400		Bank of Beijing Co Ltd	477,374
155,305		Bank of Chengdu Co Ltd	285,783
1,165,700		Bank of China Ltd - A	585,054
42,849,953		Bank of China Ltd - H	17,000,632
1,382,800		Bank of Communications Co Ltd - A	1,027,190
4,762,934		Bank of Communications Co Ltd - H	3,041,096
195,500		Bank of Hangzhou Co Ltd	499,283
407,810		Bank of Jiangsu Co Ltd	445,003
422,900		Bank of Nanjing Co Ltd	598,971
150,971		Bank of Ningbo Co Ltd	983,789
385,390		Bank of Shanghai Co Ltd	486,688
566,200		Baoshan Iron & Steel Co Ltd	752,585
30,064	*	Baozun, Inc (ADR)	1,043,521
155,900		BBMG Corp	66,886
23,500	*	BeiGene Ltd (ADR)	8,073,190
16,100	*	Beijing BDStar Navigation Co Ltd	100,760
902,830		Beijing Capital International Airport Co Ltd	655,369
132,200		Beijing Dabeinong Technology Group Co Ltd	166,066
16,920		Beijing E-Hualu Information Technology Co Ltd	64,142
67,700		Beijing Enlight Media Co Ltd	136,022
299,000		Beijing Enterprises Holdings Ltd	975,336
2,887,583		Beijing Enterprises Water Group Ltd	1,102,868
38,900		Beijing Kunlun Tech Co Ltd	111,102
49,500		Beijing New Building Materials plc	351,769
57,450		Beijing Oriental Yuhong Waterproof Technology Co Ltd	510,876
202,800		Beijing Originwater Technology Co Ltd	219,989
20,300		Beijing Shiji Information Technology Co Ltd	89,314
21,000		Beijing Shunxin Agriculture Co Ltd	160,762
35,100		Beijing Sinnet Technology Co Ltd	76,258
18,500		Beijing Thunisoft Corp Ltd	51,025
37,320		Beijing Tiantan Biological Products Corp Ltd	207,806
93,500		Beijing Yanjing Brewery Co Ltd	106,650
368,300		Beijing-Shanghai High Speed Railway Co Ltd	334,073
11,900		Betta Pharmaceuticals Co Ltd	196,241
255

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

16,700		BGI Genomics Co Ltd	$332,617
83,400	*	Bilibili, Inc (ADR)	9,245,724
954,600		BOE Technology Group Co Ltd	1,076,235
1,668,000		Bosideng International Holdings Ltd	846,001
1,671,945	†	Brilliance China Automotive Holdings Ltd	785,633
57,100		BYD Co Ltd	1,401,238
402,500		BYD Co Ltd (H shares)	8,369,793
350,000	e	BYD Electronic International Co Ltd	1,857,076
51,300		By-health Co Ltd	258,529
39,900		C&S Paper Co Ltd	189,572
150,500		Caitong Securities Co Ltd	231,619
31,200	*,e,g	CanSino Biologics, Inc	1,554,178
4,977,000	g	CGN Power Co Ltd	1,145,008
15,300		Chacha Food Co Ltd	127,295
13,400		Changchun High & New Technology Industry Group, Inc	1,027,048
183,100		Changjiang Securities Co Ltd	204,440
5,100		Changzhou Xingyu Automotive Lighting Systems Co Ltd	153,024
69,900		Chaozhou Three-Circle Group Co Ltd	466,004
18,500		Chengdu Kanghong Pharmaceutical Group Co Ltd	61,597
55,800	*	Chifeng Jilong Gold Mining Co Ltd	129,865
187,400		China Aerospace Times Electronics Co Ltd	197,307
658,000		China Aoyuan Group Ltd	682,867
17,100		China Avionics Systems Co Ltd	39,614
1,242,500	*,g	China Bohai Bank Co Ltd	561,446
4,246,000		China Cinda Asset Management Co Ltd	834,616
4,869,530		China Citic Bank	2,542,076
1,260,000		China Communications Services Corp Ltd	544,843
843,000		China Conch Venture Holdings Ltd	3,977,529
346,200		China Construction Bank Corp - A	359,709
50,247,641		China Construction Bank Corp - H	39,662,552
289,000	g	China East Education Holdings Ltd	673,173
270,700		China Eastern Airlines Corp Ltd	218,026
351,000		China Education Group Holdings Ltd	847,392
1,128,800		China Everbright Bank Co Ltd - A	658,515
1,437,000		China Everbright Bank Co Ltd - H	600,060
2,000,888		China Everbright International Ltd	1,257,768
296,000		China Everbright Ltd	353,238
981,000	e	China Evergrande Group	1,655,420
620,000	g	China Feihe Ltd	1,761,671
72,100		China Film Co Ltd	157,338
39,946		China Fortune Land Development Co Ltd	34,368
1,929,245		China Galaxy Securities Co Ltd	1,146,611
135,300		China Galaxy Securities Co Ltd (Class A)	208,159
1,367,268		China Gas Holdings Ltd	4,928,260
171,800		China Gezhouba Group Co Ltd	188,614
70,700		China Great Wall Securities Co Ltd	109,706
74,800		China Greatwall Technology Group Co Ltd	136,000
913,500		China Hongqiao Group Ltd	1,441,858
5,955,000	†,g	China Huarong Asset Management Co Ltd	390,982
2,230,000	*,†	China Huishan Dairy Holdings Co Ltd	2,871
873,824		China Insurance International Holdings Co Ltd	1,617,523
31,300	*	China International Capital Corp Ltd	240,190
719,806	*,e,g	China International Capital Corp Ltd	1,801,988
60,600		China International Travel Service Corp Ltd	2,908,110
256

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

2,718,000		China Jinmao Holdings Group Ltd	$1,029,690
112,900		China Jushi Co Ltd	312,628
560,000		China Lesso Group Holdings Ltd	1,408,628
3,919,880		China Life Insurance Co Ltd	7,946,182
84,000		China Life Insurance Co Ltd (Class A)	427,722
160,800	*,e,g	China Literature Ltd	1,674,676
1,732,341		China Longyuan Power Group Corp	2,547,460
712,000		China Medical System Holdings Ltd	1,644,530
290,000		China Meidong Auto Holdings Ltd	1,446,118
1,447,000		China Mengniu Dairy Co Ltd	7,744,484
2,023,868		China Merchants Bank Co Ltd	16,256,540
674,495		China Merchants Bank Co Ltd (Class A)	5,480,026
350,700		China Merchants Energy Shipping Co Ltd	265,495
804,894		China Merchants Holdings International Co Ltd	1,287,712
31,400		China Merchants Property Operation & Service Co Ltd	102,223
176,020		China Merchants Securities Co Ltd	507,896
214,900		China Merchants Shekou Industrial Zone Holdings Co Ltd	385,290
1,063,900		China Minsheng Banking Corp Ltd - A	772,206
3,208,602		China Minsheng Banking Corp Ltd - H	1,644,138
1,773,000		China Molybdenum Co Ltd	1,197,585
489,300		China Molybdenum Co Ltd (Class A)	436,554
10,400		China National Accord Medicines Corp Ltd	67,045
2,191,913		China National Building Material Co Ltd	3,165,324
172,000		China National Chemical Engineering Co Ltd	167,045
18,000		China National Medicines Corp Ltd	102,264
493,400		China National Nuclear Power Co Ltd	397,192
22,800		China National Software & Service Co Ltd	162,087
144,400	*	China Northern Rare Earth Group High-Tech Co Ltd	452,015
1,110,773		China Oilfield Services Ltd	1,014,906
1,977,294		China Overseas Land & Investment Ltd	5,004,246
665,000		China Overseas Property Holdings Ltd	671,665
218,200		China Pacific Insurance Group Co Ltd - A	1,105,523
1,504,000		China Pacific Insurance Group Co Ltd - H	5,413,298
2,274,000		China Power International Development Ltd	521,218
556,900		China Railway Group Ltd - A	463,184
1,983,000		China Railway Group Ltd - H	1,023,790
776,677		China Resources Beer Holdings Company Ltd	6,256,684
1,341,226		China Resources Cement Holdings Ltd	1,461,028
486,000		China Resources Gas Group Ltd	2,629,541
1,665,555		China Resources Land Ltd	7,798,246
826,500	g	China Resources Pharmaceutical Group Ltd	556,569
1,093,372		China Resources Power Holdings Co	1,436,326
19,700		China Resources Sanjiu Medical & Pharmaceutical Co Ltd	75,994
257,900		China Shenhua Energy Co Ltd - A	763,800
1,912,500		China Shenhua Energy Co Ltd - H	3,983,533
733,700	*	China Shipbuilding Industry Co Ltd	463,128
46,600		China South Publishing & Media Group Co Ltd	73,431
802,000	*,e	China Southern Airlines Co Ltd	543,097
242,700	*	China Southern Airlines Co Ltd (Class A)	237,721
1,341,100		China State Construction Engineering Corp Ltd	1,022,611
1,048,000		China State Construction International Holdings Ltd	733,855
23,716,778	g	China Tower Corp Ltd	3,411,625
31,700		China TransInfo Technology Co Ltd	73,076
897,600		China Vanke Co Ltd	3,138,823
257

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

296,400		China Vanke Co Ltd (Class A)	$1,288,649
739,000		China Yangtze Power Co Ltd	2,277,860
614,000	g	China Yuhua Education Corp Ltd	582,079
348,900		China Zheshang Bank Co Ltd	212,817
13,100		Chongqing Brewery Co Ltd	317,675
176,300	*	Chongqing Changan Automobile Co Ltd	445,605
26,500		Chongqing Fuling Zhacai Group Co Ltd	162,973
1,342,000		Chongqing Rural Commercial Bank	568,691
196,700		Chongqing Rural Commercial Bank Co Ltd	126,077
52,900		Chongqing Zhifei Biological Products Co Ltd	1,834,885
1,642,939		CIFI Holdings Group Co Ltd	1,467,860
3,099,738		Citic Pacific Ltd	3,255,564
1,197,500	e	CITIC Securities Co Ltd	2,879,447
343,000		CITIC Securities Co Ltd (Class A)	1,260,440
72,300		Contemporary Amperex Technology Co Ltd	4,344,778
958,196		COSCO Pacific Ltd	804,878
142,500		COSCO SHIPPING Energy Transportation Co Ltd	133,853
298,700	*	COSCO SHIPPING Holdings Co Ltd - A	838,819
1,336,000	*	COSCO SHIPPING Holdings Co Ltd - H	2,380,186
4,147,416		Country Garden Holdings Co Ltd	4,930,399
762,000		Country Garden Services Holdings Co Ltd	7,982,595
94,100		CSC Financial Co Ltd	414,760
4,751,489		CSPC Pharmaceutical Group Ltd	5,864,945
30,910		Da An Gene Co Ltd of Sun Yat-Sen University	159,745
1,106,000	g	Dali Foods Group Co Ltd	657,812
467,600		Daqin Railway Co Ltd	496,723
27,100	*	Daqo New Energy Corp (ADR)	2,181,279
20,000		DaShenLin Pharmaceutical Group Co Ltd	233,447
66,900		DHC Software Co Ltd	70,459
8,900		Dong-E-E-Jiao Co Ltd	48,784
90,400		Dongfang Electric Corp Ltd	158,648
1,609,917		Dongfeng Motor Group Co Ltd	1,399,173
84,000		Dongxing Securities Co Ltd	133,437
50,100	*	DouYu International Holdings Ltd (ADR)	456,411
76,100		East Group Co Ltd	73,249
315,520		East Money Information Co Ltd	1,564,290
13,900	*	Ecovacs Robotics Co Ltd	350,579
415,200		ENN Energy Holdings Ltd	7,085,210
70,661		Eve Energy Co Ltd	962,184
350,000		Ever Sunshine Lifestyle Services Group Ltd	861,060
123,000		Everbright Securities Co Ltd	284,233
142,860	*	Fangda Carbon New Material Co Ltd	195,693
1,007,000		Far East Horizon Ltd	1,153,783
93,400	*	FAW Jiefang Group Co Ltd	159,283
36,800		Fiberhome Telecommunication Technologies Co Ltd	101,288
116,500		Financial Street Holdings Co Ltd	111,425
178,400		First Capital Securities Co Ltd	179,491
552,340		Focus Media Information Technology Co Ltd	917,398
90,150		Foshan Haitian Flavouring & Food Co Ltd	2,353,407
1,370,952		Fosun International	1,968,866
234,600	*	Founder Securities Co Ltd	333,134
228,600		Foxconn Industrial Internet Co Ltd	484,840
6,700		Fu Jian Anjoy Foods Co Ltd	260,323
26,100		Fujian Sunner Development Co Ltd	106,354
258

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

37,300		Fuyao Glass Industry Group Co Ltd - A	$294,297
271,698	g	Fuyao Glass Industry Group Co Ltd - H	1,572,983
41,600		Ganfeng Lithium Co Ltd	697,110
1,500		G-bits Network Technology Xiamen Co Ltd	105,916
134,700	*	GCL System Integration Technology Co Ltd	64,498
45,958	*	GDS Holdings Ltd (ADR)	3,813,135
3,045,828		Geely Automobile Holdings Ltd	7,933,443
268,600		GEM Co Ltd	412,264
127,600		Gemdale Corp	231,288
544,000	*	Genscript Biotech Corp	1,257,628
714,000		GF Securities Co Ltd	1,031,864
132,000		GF Securities Co Ltd (Class A)	302,123
35,800		Giant Network Group Co Ltd	75,680
11,620		Gigadevice Semiconductor Beijing, Inc	345,162
136,500		GoerTek, Inc	790,683
5,601,968	*,e	GOME Electrical Appliances Holdings Ltd	916,186
52,200	*	Gotion High-tech Co Ltd	278,858
65,500		Great Wall Motor Co Ltd	338,226
1,612,766		Great Wall Motor Co Ltd	4,003,808
207,300		Greenland Holdings Corp Ltd	181,029
452,500	e	Greentown China Holdings Ltd	542,891
757,305		Greentown Service Group Co Ltd	1,203,890
51,700		GRG Banking Equipment Co Ltd	102,833
37,800	*,e	GSX Techedu, Inc (ADR)	1,207,710
37,500		Guangdong Haid Group Co Ltd	482,258
70,300	*	Guangdong HEC Technology Holding Co Ltd	50,886
20,100		Guangdong Hongda Blasting Co Ltd	86,153
1,610,000		Guangdong Investments Ltd	2,478,797
9,200		Guangdong Kinlong Hardware Products Co Ltd	268,151
18,800		Guangdong Xinbao Electrical Appliances Holdings Co Ltd	108,414
397,700	*	Guanghui Energy Co Ltd	186,839
1,528,851		Guangzhou Automobile Group Co Ltd - H	1,304,253
60,400		Guangzhou Baiyun International Airport Co Ltd	113,292
42,100		Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	199,050
41,100		Guangzhou Haige Communications Group, Inc Co	62,922
11,600		Guangzhou Kingmed Diagnostics Group Co Ltd	257,327
925,600		Guangzhou R&F Properties Co Ltd	1,181,370
20,272		Guangzhou Shiyuan Electronic Technology Co Ltd	416,710
49,300		Guangzhou Tinci Materials Technology Co Ltd	510,673
9,200		Guangzhou Wondfo Biotech Co Ltd	143,912
55,000		Guangzhou Yuexiu Financial Holdings Group Co Ltd	109,052
53,200	*	Guolian Securities Co Ltd	114,103
134,800	*	Guosen Securities Co Ltd	218,151
221,800		Guotai Junan Securities Co Ltd	566,358
131,430		Guoyuan Securities Co Ltd	155,701
418,000	e,g	Haidilao International Holding Ltd	2,704,759
200,100		Haier Smart Home Co Ltd	1,021,603
1,091,200	*	Haier Smart Home Co Ltd	4,692,679
388,000		Haitian International Holdings Ltd	1,578,613
1,842,800		Haitong Securities Co Ltd	1,647,980
231,500		Haitong Securities Co Ltd (Class A)	395,243
18,200		Hangzhou First Applied Material Co Ltd	256,088
19,700		Hangzhou Robam Appliances Co Ltd	116,523
34,500		Hangzhou Silan Microelectronics Co Ltd	191,157
259

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

16,000		Hangzhou Tigermed Consulting Co Ltd - A	$385,200
65,500	*,g	Hangzhou Tigermed Consulting Co Ltd - H	1,283,485
626,000	*,g	Hansoh Pharmaceutical Group Co Ltd	2,692,612
13,500		Hefei Meiya Optoelectronic Technology, Inc	99,974
47,000		Heilongjiang Agriculture Co Ltd	109,790
81,400		Henan Shuanghui Investment & Development Co Ltd	459,683
353,000		Hengan International Group Co Ltd	2,281,222
213,720		Hengli Petrochemical Co Ltd	974,652
82,980		Hengtong Optic-electric Co Ltd	148,107
110,260		Hengyi Petrochemical Co Ltd	223,318
88,900	*	Hesteel Co Ltd	34,981
20,000		Hithink RoyalFlush Information Network Co Ltd	334,405
18,900		Hongfa Technology Co Ltd	162,617
342,000		Hopson Development Holdings Ltd	1,341,287
266,051	*,g	Hua Hong Semiconductor Ltd	1,655,035
197,010		Huaan Securities Co Ltd	184,939
408,000		Huadian Power International Corp Ltd (Class A)	214,114
45,800		Huadong Medicine Co Ltd	370,725
28,600		Huagong Tech Co Ltd	88,974
57,720	*	Hualan Biological Engineering, Inc	374,082
241,400		Huaneng Power International, Inc - A	157,241
1,843,110		Huaneng Power International, Inc - H	663,461
836,600	g	Huatai Securities Co Ltd	1,193,766
216,000		Huatai Securities Co Ltd (Class A)	530,122
135,500		Huaxi Securities Co Ltd	195,105
373,900		Huaxia Bank Co Ltd	360,337
35,900		Huaxin Cement Co Ltd	121,521
81,273		Huayu Automotive Systems Co Ltd	328,453
82,966	*	Huazhu Group Ltd (ADR)	4,891,675
88,900		Hubei Biocause Pharmaceutical Co Ltd	52,357
29,200	*	Hubei Jumpcan Pharmaceutical Co Ltd	86,950
40,800		Humanwell Healthcare Group Co Ltd	207,253
105,800		Hunan Valin Steel Co Ltd	128,073
36,647		Hundsun Technologies, Inc	518,250
35,000	*,e	HUYA, Inc (ADR)	616,700
58,900		Iflytek Co Ltd	461,767
1,842,500		Industrial & Commercial Bank of China Ltd - A	1,459,500
31,901,777		Industrial & Commercial Bank of China Ltd - H	20,700,792
699,000		Industrial Bank Co Ltd	2,343,819
289,600		Industrial Securities Co Ltd	405,720
12,000	*	Ingenic Semiconductor Co Ltd	130,174
1,216,700	*	Inner Mongolia BaoTou Steel Union Co Ltd	275,936
37,600		Inner Mongolia First Machinery Group Co Ltd	60,122
343,300		Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd	306,824
211,600		Inner Mongolia Yili Industrial Group Co Ltd	1,333,764
488,500	*,g	Innovent Biologics, Inc	5,298,658
46,000		Inspur Electronic Information Industry Co Ltd	191,256
13,600		Intco Medical Technology Co Ltd	358,415
145,067	*	IQIYI, Inc (ADR)	2,133,936
32,200	*	JA Solar Technology Co Ltd	128,778
18,240		Jafron Biomedical Co Ltd	271,129
18,200		Jason Furniture Hangzhou Co Ltd	225,234
149,200	*,g	JD Health International, Inc	2,303,537
446,624	*	JD.com, Inc (ADR)	34,550,833
260

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

73,300		Jiangsu Changshu Rural Commercial Bank Co Ltd	$78,483
810,000		Jiangsu Express	953,319
29,156		Jiangsu Hengli Hydraulic Co Ltd	386,142
168,212		Jiangsu Hengrui Medicine Co Ltd	2,178,918
33,000		Jiangsu King’s Luck Brewery JSC Ltd	271,594
73,692		Jiangsu Shagang Co Ltd	111,918
47,300		Jiangsu Yanghe Brewery Joint-Stock Co Ltd	1,402,812
8,500		Jiangsu Yangnong Chemical Co Ltd	146,744
26,000		Jiangsu Yuyue Medical Equipment & Supply Co Ltd	127,426
207,800		Jiangsu Zhongnan Construction Group Co Ltd	226,859
98,900		Jiangsu Zhongtian Technology Co Ltd	155,850
695,000		Jiangxi Copper Co Ltd	1,687,008
100,300		Jiangxi Copper Co Ltd (Class A)	408,789
106,100		Jiangxi Zhengbang Technology Co Ltd	241,018
36,500		Jilin Aodong Pharmaceutical Group Co Ltd	85,692
208,500		Jinke Properties Group Co Ltd	212,196
702,000	g	Jinxin Fertility Group Ltd	1,798,805
39,800		Jinyu Bio-Technology Co Ltd	133,844
10,100		JiuGui Liquor Co Ltd	308,522
344,000	*,e,g	Jiumaojiu International Holdings Ltd	1,433,333
49,000		Joincare Pharmaceutical Group Industry Co Ltd	111,021
64,500	*	Jointown Pharmaceutical Group Co Ltd	168,753
21,500		Jonjee Hi-Tech Industrial And Commercial Holding Co Ltd	154,722
22,400		Joyoung Co Ltd	109,911
31,304		JOYY, Inc (ADR)	2,975,758
13,800		Juewei Food Co Ltd	183,629
1,408,000	e	Kaisa Group Holdings Ltd	611,113
64,300	*	KE Holdings, Inc (ADR)	3,346,815
392,881		Kingboard Chemical Holdings Ltd	2,320,142
1,181,000		Kingdee International Software Group Co Ltd	3,889,222
82,300		Kingfa Sci & Tech Co Ltd	288,399
28,700	*	Kingsoft Cloud Holdings Ltd (ADR)	1,260,504
428,000		Kingsoft Corp Ltd	3,019,811
126,000	*,e,g	Koolearn Technology Holding Ltd	242,258
105,000	*,g	Kuaishou Technology	3,555,084
98,000	*	Kuang-Chi Technologies Co Ltd	283,036
38,900		Kweichow Moutai Co Ltd	12,017,823
644,929		KWG Group Holdings Ltd	1,033,192
25,600		Lakala Payment Co Ltd	128,819
9,940		Laobaixing Pharmacy Chain JSC	82,220
693,000		Lee & Man Paper Manufacturing Ltd	602,557
3,805,856		Lenovo Group Ltd	5,200,146
152,300		Lens Technology Co Ltd	611,660
237,100		Leo Group Co Ltd	89,966
50,700		Lepu Medical Technology Beijing Co Ltd	250,797
229,700		Leyard Optoelectronic Co Ltd	253,542
93,800	*,e	Li Auto, Inc (ADR)	1,851,612
1,103,500		Li Ning Co Ltd	8,955,655
28,800		Liaoning Cheng Da Co Ltd	100,167
216,700		Lingyi iTech Guangdong Co	274,857
22,100		Livzon Pharmaceutical Group, Inc	160,279
672,000		Logan Property Holdings Co Ltd	1,067,444
60,600		Lomon Billions Group Co Ltd	315,436
925,000	g	Longfor Properties Co Ltd	5,745,607
261

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

122,900		LONGi Green Energy Technology Co Ltd	$1,874,842
36,900		Luenmei Quantum Co Ltd	51,723
89,441	*,e	Lufax Holding Ltd	1,064,348
215,253		Luxshare Precision Industry Co Ltd	1,223,242
41,000		Luzhou Laojiao Co Ltd	1,611,179
15,800		Maccura Biotechnology Co Ltd	115,854
66,770		Mango Excellent Media Co Ltd	699,621
8,100		Maxscend Microelectronics Co Ltd	532,063
93,728	*	Meinian Onehealth Healthcare Holdings Co Ltd	177,672
1,860,500	*,g	Meituan Dianping (Class B)	71,209,304
525,300		Metallurgical Corp of China Ltd	249,249
370,000		Microport Scientific Corp	2,668,039
110,100		Midea Group Co Ltd	1,359,818
203,000	*,e	Ming Yuan Cloud Group Holdings Ltd	937,243
390,000		Minth Group Ltd	1,579,589
71,164		Momo, Inc (ADR)	1,043,264
117,846		Muyuan Foodstuff Co Ltd	2,052,651
56,700		NanJi E-Commerce Co Ltd	70,534
15,600		Nanjing King-Friend Biochemical Pharmaceutical Co Ltd	110,783
103,900		Nanjing Securities Co Ltd	157,175
131,900		NARI Technology Co Ltd	649,564
20,300		NAURA Technology Group Co Ltd	516,171
124,400		NavInfo Co Ltd	272,405
216,005		NetEase, Inc	24,205,520
64,400		New China Life Insurance Co Ltd - A	482,761
454,200		New China Life insurance Co Ltd - H	1,744,906
139,500		New Hope Liuhe Co Ltd	357,435
795,550	*	New Oriental Education & Technology Group (ADR)	12,140,093
23,700		Ninestar Corp	92,597
30,200		Ningbo Joyson Electronic Corp	84,544
31,900		Ningbo Tuopu Group Co Ltd	167,029
663,234	*	NIO, Inc (ADR)	26,423,243
17,852	*	Noah Holdings Ltd (ADR)	786,381
160,000	*,e,g	Nongfu Spring Co Ltd	844,841
76,100		Northeast Securities Co Ltd	96,453
365,700		Oceanwide Holdings Co Ltd	155,049
48,900		Offcn Education Technology Co Ltd	191,983
207,326		Offshore Oil Engineering Co Ltd	138,929
132,800		OFILM Group Co Ltd	173,253
7,840		Oppein Home Group, Inc	201,641
144,900		Orient Securities Co Ltd	196,870
88,000		Oriental Pearl Group Co Ltd	119,592
10,500		Ovctek China, Inc	187,897
194,200	*	Pacific Securities Co Ltd	111,104
193,600	*	Pangang Group Vanadium Titanium & Resources Co Ltd	66,556
4,132,220		People’s Insurance Co Group of China Ltd	1,412,602
167,600		People’s Insurance Co Group of China Ltd (Class A)	156,720
45,750		Perfect World Co Ltd	150,167
66,700	g	Pharmaron Beijing Co Ltd	1,377,135
3,686,306		PICC Property & Casualty Co Ltd	3,608,855
203,159	*	Pinduoduo, Inc (ADR)	27,209,085
590,800		Ping An Bank Co Ltd	2,121,967
270,600	*,e,g	Ping An Healthcare and Technology Co Ltd	3,157,319
3,087,526		Ping An Insurance Group Co of China Ltd	33,661,023
262

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

328,900		Ping An Insurance Group Co of China Ltd (Class A)	$3,675,404
62,000	e	Poly Property Development Co Ltd	452,668
326,100		Poly Real Estate Group Co Ltd	703,619
836,000		Postal Savings Bank of China Co Ltd - A	656,464
5,344,000	g	Postal Savings Bank of China Co Ltd - H	3,465,939
483,600		Power Construction Corp of China Ltd	284,985
5,200		Proya Cosmetics Co Ltd	146,410
18,400		Qianhe Condiment and Food Co Ltd	93,294
173,600		Qingdao Rural Commercial Bank Corp	114,905
162,500		RiseSun Real Estate Development Co Ltd	154,457
59,725	*,e	RLX Technology, Inc (ADR)	650,405
122,600		Rongsheng Petro Chemical Co Ltd	534,669
297,100		SAIC Motor Corp Ltd	920,533
176,700		Sanan Optoelectronics Co Ltd	681,834
8,600		Sangfor Technologies, Inc	362,451
224,700		Sany Heavy Industry Co Ltd	1,067,119
105,800		SDIC Capital Co Ltd	211,267
221,300		SDIC Power Holdings Co Ltd	338,059
368,160		Sealand Securities Co Ltd	238,914
978,000		Seazen Group Ltd	1,042,383
62,700		Seazen Holdings Co Ltd	435,566
141,500		SF Holding Co Ltd	1,399,721
4,700		SG Micro Corp	189,974
266,700		Shaanxi Coal Industry Co Ltd	461,903
73,690		Shandong Buchang Pharmaceuticals Co Ltd	259,709
114,345		Shandong Gold Mining Co Ltd	340,908
311,750	g	Shandong Gold Mining Co Ltd	569,281
43,000		Shandong Hualu Hengsheng Chemical Co Ltd	258,286
44,800		Shandong Linglong Tyre Co Ltd	383,874
399,700		Shandong Nanshan Aluminum Co Ltd	235,093
18,600		Shandong Pharmaceutical Glass Co Ltd	117,507
20,000		Shandong Sinocera Functional Material Co Ltd	152,339
62,300		Shandong Sun Paper Industry JSC Ltd	153,800
1,319,390		Shandong Weigao Group Medical Polymer Co Ltd	2,953,818
15,500		Shanghai Bairun Investment Holding Group Co Ltd	296,874
20,000		Shanghai Baosight Software Co Ltd	195,351
198,400		Shanghai Construction Group Co Ltd	88,848
168,400	*	Shanghai Electric Group Co Ltd	132,748
83,700		Shanghai Electric Power Co Ltd	90,888
63,300		Shanghai Fosun Pharmaceutical Group Co Ltd - A	586,540
275,985	e	Shanghai Fosun Pharmaceutical Group Co Ltd - H	1,750,612
31,900		Shanghai International Airport Co Ltd	241,702
295,600		Shanghai International Port Group Co Ltd	211,144
16,700		Shanghai Jahwa United Co Ltd	151,819
20,800		Shanghai Jinjiang International Hotels Development Co Ltd	196,103
32,100		Shanghai Lingang Holdings Corp Ltd	102,020
595,679		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	537,302
20,600		Shanghai M&G Stationery, Inc	290,259
60,400		Shanghai Pharmaceuticals Holding Co Ltd - A	208,674
502,741		Shanghai Pharmaceuticals Holding Co Ltd - H	1,143,268
1,012,500		Shanghai Pudong Development Bank Co Ltd	1,570,637
19,320		Shanghai Putailai New Energy Technology Co Ltd	241,118
186,000		Shanghai RAAS Blood Products Co Ltd	229,355
73,100		Shanghai Yuyuan Tourist Mart Group Co Ltd	132,644
263

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

48,800		Shanghai Zhangjiang High-Tech Park Development Co Ltd	$136,740
204,600		Shanxi Lu’an Environmental Energy Development Co Ltd	282,433
123,100	*	Shanxi Meijin Energy Co Ltd	149,034
173,160		Shanxi Securities Co Ltd	178,638
136,300		Shanxi Taigang Stainless Steel Co Ltd	133,934
22,500		Shanxi Xinghuacun Fen Wine Factory Co Ltd	1,417,973
144,170		Shanxi Xishan Coal & Electricity Power Co Ltd	125,083
294,700		Shenergy Co Ltd	257,906
55,200		Shengyi Technology Co Ltd	198,416
11,760		Shennan Circuits Co Ltd	143,882
585,400		Shenwan Hongyuan Group Co Ltd	408,208
68,300		Shenzhen Airport Co Ltd	89,834
12,600		Shenzhen Capchem Technology Co Ltd	149,350
31,800		Shenzhen Energy Group Co Ltd	41,593
5,300		Shenzhen Goodix Technology Co Ltd	92,926
30,900		Shenzhen Hepalink Pharmaceutical Group Co Ltd	77,228
43,300		Shenzhen Inovance Technology Co Ltd	595,791
555,238		Shenzhen International Holdings Ltd	922,921
1,772,470		Shenzhen Investment Ltd	648,552
45,700		Shenzhen Kaifa Technology Co Ltd	121,424
23,700		Shenzhen Kangtai Biological Products Co Ltd	659,154
33,200		Shenzhen Mindray Bio-Medical Electronics Co Ltd	2,383,213
126,600	*	Shenzhen MTC Co Ltd	113,119
202,600		Shenzhen Overseas Chinese Town Co Ltd	290,963
50,500		Shenzhen Salubris Pharmaceuticals Co Ltd	285,098
15,400		Shenzhen SC New Energy Technology Corp	261,061
23,100		Shenzhen Sunway Communication Co Ltd	99,871
440,800		Shenzhou International Group Holdings Ltd	9,697,156
42,700		Shijiazhuang Yiling Pharmaceutical Co Ltd	184,921
651,000		Shimao Property Holdings Ltd	1,880,443
146,900	*	Siasun Robot & Automation Co Ltd	218,742
177,200		Sichuan Chuantou Energy Co Ltd	308,080
44,300		Sichuan Kelun Pharmaceutical Co Ltd	148,414
12,900		Sichuan Swellfun Co Ltd	203,395
37,000		Silergy Corp	3,802,877
82,200		Sinolink Securities Co Ltd	153,093
52,100		Sinoma Science & Technology Co Ltd	175,816
228,783		Sinopec Shanghai Petrochemical Co Ltd (Class A)	129,541
774,000		Sinopharm Group Co	2,387,285
308,700		Sinotrans Ltd (Class A)	232,223
368,745		Sinotruk Hong Kong Ltd	906,047
6,900		Skshu Paint Co Ltd	252,257
333,000	*,g	Smoore International Holdings Ltd	2,349,366
105,560		Songcheng Performance Development Co Ltd	353,699
201,120		SooChow Securities Co Ltd	245,522
131,200		Southwest Securities Co Ltd	91,058
40,939		Spring Airlines Co Ltd	405,764
50,800		STO Express Co Ltd	67,396
989,500	e	Sun Art Retail Group Ltd	910,881
1,347,031		Sunac China Holdings Ltd	5,224,811
46,800		Sungrow Power Supply Co Ltd	645,598
245,100		Suning.com Co Ltd	251,820
368,417		Sunny Optical Technology Group Co Ltd	8,931,221
38,400		Sunwoda Electronic Co Ltd	127,111
264

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

33,000	*	Suofeiya Home Collection Co Ltd	$148,135
128,000		Suzhou Dongshan Precision Manufacturing Co Ltd	343,687
84,500		Suzhou Gold Mantis Construction Decoration Co Ltd	120,522
196,432	*	TAL Education Group (ADR)	11,186,802
36,800		Tangshan Jidong Cement Co Ltd	79,578
191,900		TBEA Co Ltd	363,566
396,500	*	TCL Technology Group Corp	548,612
2,968,804		Tencent Holdings Ltd	236,827,406
194,600	*	Tencent Music Entertainment (ADR)	3,389,932
12,000		Thunder Software Technology Co Ltd	247,990
8,500		Tianfeng Securities Co Ltd	6,175
23,300		Tianjin 712 Communication & Broadcasting Co Ltd	111,010
100,400		Tianjin Chase Sun Pharmaceutical Co Ltd	67,718
101,300		Tianjin Zhonghuan Semiconductor Co Ltd	430,340
72,100		Tianma Microelectronics Co Ltd	154,366
86,500		Tianshui Huatian Technology Co Ltd	170,488
1,058,000		Tingyi Cayman Islands Holding Corp	1,901,006
13,900		Toly Bread Co Ltd	105,496
453,600	*	Tongcheng-Elong Holdings Ltd	1,134,726
36,000	*	TongFu Microelectronics Co Ltd	118,355
92,900		Tonghua Dongbao Pharmaceutical Co Ltd	190,046
55,100		Tongkun Group Co Ltd	194,168
199,000		Tongling Nonferrous Metals Group Co Ltd	87,259
143,392		Tongwei Co Ltd	774,583
8,400	*	Topchoice Medical Corp	404,848
34,500	*	Topsec Technologies Group Inc	96,463
624,000	g	Topsports International Holdings Ltd	839,953
92,900		Transfar Zhilian Co Ltd	87,495
469,661		Travelsky Technology Ltd	1,027,587
261,145	*	Trip.com Group Ltd (ADR)	10,205,547
226,000		Tsingtao Brewery Co Ltd	2,046,790
21,500		Tsingtao Brewery Co Ltd (Class A)	301,601
30,300		Unigroup Guoxin Microelectronics Co Ltd	545,697
787,000		Uni-President China Holdings Ltd	956,020
75,880		Unisplendour Corp Ltd	213,539
28,200		Universal Scientific Industrial Shanghai Co Ltd	70,297
234,724	*	Vipshop Holdings Ltd (ADR)	7,222,457
28,200	*	Visionox Technology, Inc	40,914
51,400		Walvax Biotechnology Co Ltd	494,962
24,000		Wangfujing Group Co Ltd	123,829
88,500		Wangsu Science & Technology Co Ltd	75,780
89,400		Wanhua Chemical Group Co Ltd	1,413,634
2,630,252		Want Want China Holdings Ltd	1,900,936
29,372	*,e	Weibo Corp (ADR)	1,480,349
1,054,800		Weichai Power Co Ltd	2,441,531
126,900		Weichai Power Co Ltd (Class A)	353,374
10,200		Weifu High-Technology Group Co Ltd	38,342
12,600		Weihai Guangwei Composites Co Ltd	122,651
731,000	*,e,g	Weimob, Inc	1,613,593
185,160		Wens Foodstuffs Group Co Ltd	411,218
140,000		Western Securities Co Ltd	182,068
803,000		Wharf Holdings Ltd	2,435,644
26,400		Will Semiconductor Ltd	1,225,990
38,000		Wingtech Technology Co Ltd	498,449
265

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

77,860		Winning Health Technology Group Co Ltd	$181,516
1,194,000		Winteam Pharmaceutical Group Ltd	681,742
78,400		Wuchan Zhongda Group Co Ltd	55,905
49,360		Wuhan Guide Infrared Co Ltd	265,512
55,400		Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co Ltd	188,674
80,400		Wuhu Token Science Co Ltd	93,700
122,800		Wuliangye Yibin Co Ltd	5,381,255
43,900		WUS Printed Circuit Kunshan Co Ltd	97,905
70,420		WuXi AppTec Co Ltd - A	1,719,959
144,815	g	WuXi AppTec Co Ltd - H	3,411,968
1,686,801	*,g	Wuxi Biologics Cayman, Inc	23,678,964
26,600		Wuxi Lead Intelligent Equipment Co Ltd	361,347
68,900		Wuxi Taiji Industry Co Ltd	82,513
143,900		XCMG Construction Machinery Co Ltd	163,591
107,700		Xiamen C & D, Inc	134,768
23,800		Xiamen Intretech, Inc	149,089
47,100		Xiamen Tungsten Co Ltd	139,915
7,355,400	*,g	Xiaomi Corp	23,179,341
217,900		Xinhu Zhongbao Co Ltd	103,504
105,500		Xinjiang Goldwind Science & Technology Co Ltd - A	197,741
403,000	e	Xinjiang Goldwind Science & Technology Co Ltd - H	664,012
2,131,780		Xinyi Solar Holdings Ltd	3,555,431
87,115	*,e	XPeng, Inc (ADR)	2,605,610
496,000	g	Yadea Group Holdings Ltd	1,085,870
273,900		Yango Group Co Ltd	242,096
15,000		Yantai Eddie Precision Machinery Co Ltd	141,414
61,500		Yantai Jereh Oilfield Services Group Co Ltd	311,906
964,464		Yanzhou Coal Mining Co Ltd	1,149,064
148,900		Yanzhou Coal Mining Co Ltd (Class A)	298,199
13,800		Yealink Network Technology Corp Ltd	148,896
44,200		Yifan Pharmaceutical Co Ltd	122,005
13,160		Yifeng Pharmacy Chain Co Ltd	182,445
248,000		Yihai International Holding Ltd	2,412,292
40,900		Yihai Kerry Arawana Holdings Co Ltd	493,791
71,120		Yintai Gold Co Ltd	93,750
383,600		Yonghui Superstores Co Ltd	329,576
80,899		Yonyou Network Technology Co Ltd	413,439
105,800		YTO Express Group Co Ltd	192,279
38,100	*	Yuan Longping High-tech Agriculture Co Ltd	99,358
3,236,000		Yuexiul Property Co Ltd	748,110
208,173		Yum China Holdings, Inc	13,098,245
60,710		Yunda Holding Co Ltd	150,797
37,900		Yunnan Baiyao Group Co Ltd	628,194
16,100		Yunnan Energy New Material Co Ltd	333,079
38,885	*	Zai Lab Ltd (ADR)	6,463,076
14,195		Zhangzhou Pientzehuang Pharmaceutical Co Ltd	741,542
630,500		Zhaojin Mining Industry Co Ltd	571,133
164,400	*	Zhejiang Century Huatong Group Co Ltd	167,940
56,916		Zhejiang Chint Electrics Co Ltd	291,787
78,200		Zhejiang Dahua Technology Co Ltd	282,509
10,220		Zhejiang Dingli Machinery Co Ltd	115,586
918,414		Zhejiang Expressway Co Ltd	798,334
42,130		Zhejiang Huahai Pharmaceutical Co Ltd	140,868
266

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

37,176	*	Zhejiang Huayou Cobalt Co Ltd	$466,247
38,400		Zhejiang Jingsheng Mechanical & Electrical Co Ltd	228,429
225,600		Zhejiang Juhua Co Ltd	303,924
149,600		Zhejiang Longsheng Group Co Ltd	313,355
60,600		Zhejiang NHU Co Ltd	365,197
99,970		Zhejiang Sanhua Intelligent Controls Co Ltd	329,531
73,800		Zhejiang Semir Garment Co Ltd	133,388
12,900		Zhejiang Supor Co Ltd	150,020
39,500		Zhejiang Weixing New Building Materials Co Ltd	143,198
13,200		Zhejiang Wolwo Bio-Pharmaceutical Co Ltd	149,395
91,800		Zhengzhou Yutong Bus Co Ltd	192,675
782,000		Zhenro Properties Group Ltd	527,525
128,300		Zheshang Securities Co Ltd	224,700
199,400	*,e,g	ZhongAn Online P&C Insurance Co Ltd	1,174,793
14,000		Zhongji Innolight Co Ltd	73,832
190,440		Zhongjin Gold Corp Ltd	250,820
296,500		Zhongsheng Group Holdings Ltd	2,242,708
219,800	*	Zhongtian Financial Group Co Ltd	93,853
281,500		Zhuzhou CSR Times Electric Co Ltd	1,117,642
2,989,299		Zijin Mining Group Co Ltd	4,176,536
591,800		Zijin Mining Group Co Ltd (Class A)	1,000,134
816,600		Zoomlion Heavy Industry Science and Technology Co Ltd	1,128,799
163,900		Zoomlion Heavy Industry Science and Technology Co Ltd	297,744
126,100		ZTE Corp	561,725
456,064	e	ZTE Corp (Class H)	1,136,218
212,022		ZTO Express Cayman, Inc (ADR)	6,818,628
		TOTAL CHINA	1,581,861,258

COLOMBIA - 0.2%
112,122		BanColombia S.A.	834,051
233,711		BanColombia S.A. (Preference)	1,743,505
2,969,739		Ecopetrol S.A.	1,748,625
133,223		Grupo de Inversiones Suramericana S.A.	680,081
244,141		Interconexion Electrica S.A.	1,390,704
		TOTAL COLOMBIA	6,396,966

CZECH REPUBLIC - 0.1%
94,038		CEZ AS	2,619,099
36,567	*	Komercni Banka AS	1,106,907
185,101	*,g	Moneta Money Bank AS	687,430
		TOTAL CZECH REPUBLIC	4,413,436

EGYPT - 0.1%
753,884	*	Commercial International Bank	2,805,344
518,867		Eastern Tobacco	386,334
371,381	*	ElSewedy Electric Co	191,093
		TOTAL EGYPT	3,382,771

GREECE - 0.1%
12,741	*,†	FF Group	153
121,171		Hellenic Telecommunications Organization S.A.	2,054,772
44,252		JUMBO S.A.	826,709
113,515		OPAP S.A.	1,740,881
		TOTAL GREECE	4,622,515
267

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

HONG KONG - 0.3%
6,861,652	*	Alibaba Pictures Group Ltd	$996,913
7,772,000	*	China Youzan Ltd	2,502,088
30,400	*	Hutchison China MediTech Ltd (ADR)	860,016
565,651		Kingboard Laminates Holdings Ltd	1,410,922
861,000		Nine Dragons Paper Holdings Ltd	1,179,808
5,480,331		Sino Biopharmaceutical	5,881,039
566,000		SSY Group Ltd	347,352
191,000		Vinda International Holdings Ltd	678,974
		TOTAL HONG KONG	13,857,112

HUNGARY - 0.2%
217,493	*	MOL Hungarian Oil & Gas plc	1,502,466
116,417	*	OTP Bank	5,233,506
66,738		Richter Gedeon Rt	1,908,745
		TOTAL HUNGARY	8,644,717

INDIA - 9.1%
202,914	*	Adani Green Energy Ltd	2,787,471
282,920	*	Adani Ports & Special Economic Zone Ltd	2,782,521
334,042		Ambuja Cements Ltd	1,390,794
47,126		Apollo Hospitals Enterprise Ltd	2,030,498
199,921		Asian Paints Ltd	6,835,774
39,350		Associated Cement Co Ltd	998,203
153,581		Aurobindo Pharma Ltd	2,031,734
81,484	*,g	Avenue Supermarts Ltd	3,134,337
1,153,460	*	Axis Bank Ltd	11,088,111
140,862	*	Bajaj Finance Ltd	10,339,534
19,119	*	Bajaj Finserv Ltd	2,842,926
36,763	*	Bajaj Holdings and Investment Ltd	1,900,120
44,662		Balkrishna Industries Ltd	1,066,301
386,497	*,g	Bandhan Bank Ltd	1,713,099
124,199		Berger Paints India Ltd	1,178,611
115,371	*	Bharat Forge Ltd	948,100
448,616		Bharat Petroleum Corp Ltd	2,546,666
1,272,052		Bharti Airtel Ltd	9,199,798
219,982	*	Biocon Ltd	1,126,144
56,853		Britannia Industries Ltd	2,643,207
233,097	*	Cipla Ltd	2,861,802
672,143		Coal India Ltd	1,204,754
64,113		Colgate-Palmolive India Ltd	1,281,273
146,207		Container Corp Of India Ltd	1,162,004
237,161		Dabur India Ltd	1,721,295
68,898	*	Divi S Laboratories Ltd	3,774,995
289,284		DLF Ltd	963,265
59,154		Dr Reddy’s Laboratories Ltd	4,116,865
70,190	*	Eicher Motors Ltd	2,290,532
962,406		GAIL India Ltd	1,777,816
217,659	*	Godrej Consumer Products Ltd	2,029,831
147,436		Grasim Industries Ltd	2,784,804
116,808		Havells India Ltd	1,558,504
576,467		HCL Technologies Ltd	6,984,732
22,434	g	HDFC Asset Management Co Ltd	839,315
268

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

415,143	*,g	HDFC Life Insurance Co Ltd	$3,721,234
63,041		Hero Honda Motors Ltd	2,397,206
747,254		Hindalco Industries Ltd	3,663,264
420,679		Hindustan Lever Ltd	13,342,905
320,033		Hindustan Petroleum Corp Ltd	1,011,014
880,817		Housing Development Finance Corp	28,684,045
2,637,347	*	ICICI Bank Ltd	21,363,748
106,900	g	ICICI Lombard General Insurance Co Ltd	2,037,756
184,532	*,g	ICICI Prudential Life Insurance Co Ltd	1,298,469
1,133,603		Indian Oil Corp Ltd	1,386,703
166,014		Indraprastha Gas Ltd	1,138,289
355,649		Indus Towers Ltd	1,209,227
36,753	*	Info Edge India Ltd	2,433,299
1,774,161		Infosys Technologies Ltd	32,243,062
46,919	*,g	InterGlobe Aviation Ltd	1,038,873
35,484		Ipca Laboratories Ltd	1,006,951
1,575,190		ITC Ltd	4,301,298
457,180		JSW Steel Ltd	4,417,092
38,386	*	Jubilant Foodworks Ltd	1,495,399
288,439	*	Kotak Mahindra Bank Ltd	6,791,287
27,140	g	Larsen & Toubro Infotech Ltd	1,423,174
360,231		Larsen & Toubro Ltd	6,502,921
116,299		Lupin Ltd	1,676,921
420,795		Mahindra & Mahindra Ltd	4,263,096
259,552		Marico Ltd	1,440,343
70,307		Maruti Suzuki India Ltd	6,117,052
664,462	*	Motherson Sumi Systems Ltd	1,922,030
993		MRF Ltd	1,080,100
61,394		Muthoot Finance Ltd	958,220
17,569		Nestle India Ltd	3,864,010
2,353,319		NTPC Ltd	3,248,900
3,174		Page Industries Ltd	1,269,444
409,034		Petronet LNG Ltd	1,323,100
42,660		PI Industries Ltd	1,445,139
79,221	*	Pidilite Industries Ltd	1,939,669
49,329		Piramal Healthcare Ltd	1,116,580
1,111,509		Power Grid Corp of India Ltd	3,297,842
411,021		REC Ltd	709,026
1,474,783		Reliance Industries Ltd	39,621,809
232,155	g	SBI Life Insurance Co Ltd	2,905,329
872,883		Sesa Sterlite Ltd	3,024,199
5,621	*	Shree Cement Ltd	2,114,617
99,157		Shriram Transport Finance Co Ltd	1,793,427
30,838		Siemens India Ltd	781,518
971,736	*	State Bank of India	4,622,700
438,858		Sun Pharmaceutical Industries Ltd	3,873,428
483,731		Tata Consultancy Services Ltd	19,795,986
931,904	*	Tata Motors Ltd	3,663,073
357,097		Tata Steel Ltd	4,967,117
311,657		Tata Tea Ltd	2,812,282
328,268		Tech Mahindra Ltd	4,247,900
183,784		Titan Industries Ltd	3,694,348
26,877		Torrent Pharmaceuticals Ltd	909,840
92,767		Trent Ltd	970,729
269

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

61,017		Ultra Tech Cement Ltd	$5,163,313
151,767	*	United Spirits Ltd	1,062,626
263,895		UPL Ltd	2,157,673
586,826		Wipro Ltd	3,881,089
5,285,065	*	Yes Bank Ltd	1,036,466
443,127		ZEE Telefilms Ltd	1,107,780
		TOTAL INDIA	396,721,673

INDONESIA - 1.2%
7,213,054		Adaro Energy Tbk	620,215
10,588,572		Astra International Tbk PT	4,024,027
5,110,175		Bank Central Asia Tbk PT	11,312,701
28,600,182		Bank Rakyat Indonesia	8,003,331
1,388,960		Indofood CBP Sukses Makmur Tbk	836,139
9,861,300		Kalbe Farma Tbk PT	982,894
5,012,500	*	Merdeka Copper Gold Tbk PT	906,669
4,342,000		PT Aneka Tambang Tbk	744,965
9,301,739		PT Bank Mandiri Persero Tbk	3,960,316
3,531,959		PT Bank Negara Indonesia	1,390,102
14,550,200	*	PT Barito Pacific Tbk	1,005,896
3,661,600		PT Charoen Pokphand Indonesia Tbk	1,785,190
308,900	*	PT Gudang Garam Tbk	771,303
1,424,305		PT Indah Kiat Pulp and Paper Corp Tbk	894,999
777,417		PT Indocement Tunggal Prakarsa Tbk	690,380
2,046,900		PT Indofood Sukses Makmur Tbk	923,246
5,462,000		PT Perusahaan Gas Negara Persero Tbk	461,804
1,455,900		PT Semen Gresik Persero Tbk	1,049,158
3,785,145		PT Unilever Indonesia Tbk	1,571,114
961,300		PT United Tractors Tbk	1,406,949
12,131,400		Sarana Menara Nusantara Tbk PT	956,867
25,882,883		Telkom Indonesia Persero Tbk PT	5,718,685
		TOTAL INDONESIA	50,016,950

KOREA, REPUBLIC OF - 13.1%
14,380	*	Alteogen, Inc	1,040,009
16,790		Amorepacific Corp	4,069,981
3,961		BGF retail Co Ltd	543,713
36,474	*	Celltrion Healthcare Co Ltd	3,666,662
8,672	*	Celltrion Pharm Inc	1,031,743
49,758	*	Celltrion, Inc	11,844,528
33,095		Cheil Communications, Inc	651,756
4,382		CJ CheilJedang Corp	1,555,378
7,960		CJ Corp	681,424
5,823		CJ O Shopping Co Ltd	751,291
21,472		Coway Co Ltd	1,286,677
19,701	*	Daewoo Shipbuilding & Marine Engineering Co Ltd	647,747
25,987		Dongbu Insurance Co Ltd	1,141,820
28,387	*	Doosan Bobcat, Inc	1,160,803
100,605	*	Doosan Heavy Industries and Construction Co Ltd	1,253,499
7,308		DuzonBIzon Co Ltd	552,208
9,826		E-Mart Co Ltd	1,476,832
23,470		Fila Korea Ltd	959,092
32,023		GS Engineering & Construction Corp	1,266,531
25,877		GS Holdings Corp	997,764
270

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

12,051		GS Retail Co Ltd	$386,761
161,152		Hana Financial Group, Inc	6,605,520
33,218		Hankook Tire Co Ltd	1,433,329
3,549		Hanmi Pharm Co Ltd	1,075,823
78,099		Hanon Systems	1,137,681
63,931	*	Hanwha Chemical Corp	2,624,011
23,754		Hanwha Corp	654,354
47,154	*,e	HLB, Inc	1,403,240
8,663		Honam Petrochemical Corp	2,351,789
17,608	e	Hotel Shilla Co Ltd	1,363,874
283,360		Hynix Semiconductor, Inc	32,326,070
38,599		Hyundai Engineering & Construction Co Ltd	1,743,834
9,472		Hyundai Glovis Co Ltd	1,629,086
21,012	*	Hyundai Heavy Industries	2,884,854
33,069		Hyundai Marine & Fire Insurance Co Ltd	721,960
34,187		Hyundai Mobis	8,274,207
77,610		Hyundai Motor Co	14,757,682
16,105		Hyundai Motor Co Ltd (2nd Preference)	1,531,986
12,263		Hyundai Motor Co Ltd (Preference)	1,172,532
24,555		Hyundai Robotics Co Ltd	1,549,464
44,518		Hyundai Steel Co	2,212,917
148,772		Industrial Bank of Korea	1,294,858
148,105		Kakao Corp	15,081,051
55,514	*	Kangwon Land, Inc	1,257,143
205,203		KB Financial Group, Inc	10,101,851
132,816		Kia Motors Corp	9,212,433
13,605	*,e	KMW Co Ltd	699,901
36,145		Korea Aerospace Industries Ltd	1,056,886
134,877		Korea Electric Power Corp	2,862,423
4,851	*	Korea Express Co Ltd	746,026
16,318	*	Korea Gas Corp	511,255
20,005		Korea Investment Holdings Co Ltd	2,008,262
9,838		Korea Kumho Petrochemical	2,286,681
4,262		Korea Zinc Co Ltd	1,704,870
111,441	*	Korean Air Lines Co Ltd	2,682,550
62,802		KT&G Corp	4,647,343
23,816		LG Chem Ltd	19,881,298
3,949		LG Chem Ltd (Preference)	1,575,149
49,134		LG Corp	5,557,513
134,184	*,e	LG Display Co Ltd	2,914,020
54,355		LG Electronics, Inc	7,636,448
4,785		LG Household & Health Care Ltd	6,608,697
1,020		LG Household & Health Care Ltd (Preference)	656,098
6,863		LG Innotek Co Ltd	1,231,542
106,048		LG Telecom Ltd	1,256,374
13,735		Lotte Corp	450,761
6,195		Lotte Shopping Co Ltd	688,586
149,331		Meritz Securities Co Ltd	647,448
156,000		Mirae Asset Daewoo Co Ltd	1,397,561
63,411		Naver Corp	20,419,734
8,566		NCsoft	6,372,053
11,094	g	Netmarble Corp	1,285,591
12,283		Orion Corp/Republic of Korea	1,290,233
732		Ottogi Corp	364,913
271

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

14,585		Pacific Corp	$962,296
140,190		Pan Ocean Co Ltd	920,084
13,815	*	Pearl Abyss Corp	698,008
39,502		POSCO	12,909,832
13,497		POSCO Refractories & Environment Co Ltd	1,794,240
8,530		S1 Corp	624,979
8,563	*,g	Samsung Biologics Co Ltd	6,154,316
44,910		Samsung C&T Corp	5,465,302
14,041		Samsung Card Co	445,377
28,397		Samsung Electro-Mechanics Co Ltd	4,538,135
2,465,258		Samsung Electronics Co Ltd	179,681,510
428,275		Samsung Electronics Co Ltd (Preference)	28,118,119
77,417	*	Samsung Engineering Co Ltd	1,200,805
15,949		Samsung Fire & Marine Insurance Co Ltd	2,833,450
254,190	*	Samsung Heavy Industries Co Ltd	1,705,888
38,081		Samsung Life Insurance Co Ltd	2,788,771
28,748		Samsung SDI Co Ltd	16,779,635
17,992		Samsung SDS Co Ltd	2,950,593
27,887		Samsung Securities Co Ltd	1,065,615
19,406		Seegene, Inc	1,632,941
15,384		Shin Poong Pharmaceutical Co Ltd	964,665
232,078		Shinhan Financial Group Co Ltd	8,339,836
3,832		Shinsegae Co Ltd	1,044,961
14,022	*	SK Biopharmaceuticals Co Ltd	1,367,188
3,980		SK Chemicals Co Ltd	948,074
17,736		SK Holdings Co Ltd	4,383,267
28,463	*	SK Innovation Co Ltd	6,884,458
21,037		SK Telecom Co Ltd	5,729,932
25,625	*	S-Oil Corp	1,990,202
275,742		Woori Financial Group, Inc	2,650,388
54,605		Woori Investment & Securities Co Ltd	628,776
26,029		Yuhan Corp	1,500,722
		TOTAL KOREA, REPUBLIC OF	570,510,349

KUWAIT - 0.5%
576,265		Agility Public Warehousing Co KSC	1,808,084
542,736	*	Boubyan Bank KSCP	1,179,470
844,867		Gulf Bank KSCP	608,282
2,330,818		Kuwait Finance House	5,581,041
303,475		Mabanee Co KPSC	703,812
1,121,461		Mobile Telecommunications Co KSC	2,239,908
3,572,379		National Bank of Kuwait SAKP	9,737,921
		TOTAL KUWAIT	21,858,518

LUXEMBOURG - 0.0%
81,022		Reinet Investments S.C.A	1,564,014
		TOTAL LUXEMBOURG	1,564,014

MALAYSIA - 1.3%
1,026,433		AMMB Holdings BHD	745,907
1,517,874		Axiata Group Bhd	1,433,218
3,483,670		Bumiputra-Commerce Holdings BHD	3,516,928
2,148,977		Dialog Group BHD	1,593,034
1,546,925		Digi.Com BHD	1,581,803
272

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

72,100		Fraser & Neave Holdings BHD	$527,280
906,460	*	Gamuda BHD	780,666
1,181,075		Genting BHD	1,434,395
1,507,500		Genting Malaysia BHD	1,058,891
90,100		Genting Plantations BHD	191,812
350,600		HAP Seng Consolidated BHD	687,028
892,700		Hartalega Holdings BHD	2,236,665
304,987		Hong Leong Bank BHD	1,325,708
103,006		Hong Leong Credit BHD	416,667
1,167,912		IHH Healthcare BHD	1,532,938
1,195,720		IOI Corp BHD	1,193,852
669,000		Kossan Rubber Industries	723,408
217,611		Kuala Lumpur Kepong BHD	1,168,695
2,089,050		Malayan Banking BHD	4,195,694
523,176		Malaysia Airports Holdings BHD	764,067
854,200		Maxis BHD	958,918
656,500		MISC BHD	1,085,602
27,500		Nestle Malaysia BHD	910,653
1,208,000		Petronas Chemicals Group BHD	2,416,063
180,700		Petronas Dagangan BHD	888,103
419,500		Petronas Gas BHD	1,610,587
267,840		PPB Group BHD	1,209,608
1,485,224		Press Metal BHD	1,883,970
7,700,615		Public Bank BHD	7,796,303
586,950		QL Resources BHD	866,870
880,370		RHB Capital BHD	1,118,687
1,441,965		Sime Darby BHD	795,254
1,062,465		Sime Darby Plantation BHD	1,176,816
807,146		Supermax Corp BHD	1,184,728
573,565		Telekom Malaysia BHD	799,010
1,222,963		Tenaga Nasional BHD	2,971,702
2,458,500		Top Glove Corp BHD	3,383,972
366,000		Westports Holdings BHD	384,191
		TOTAL MALAYSIA	58,549,693

MEXICO - 1.7%
17,738,041		America Movil S.A.B. de C.V.	12,390,447
279,800		Becle SAB de C.V.	667,282
8,102,697	*	Cemex S.A. de C.V.	6,435,918
287,760		Coca-Cola Femsa SAB de C.V.	1,347,104
251,225		Embotelladoras Arca SAB de C.V.	1,345,109
1,646,800		Fibra Uno Administracion S.A. de C.V.	2,033,197
1,024,611		Fomento Economico Mexicano S.A. de C.V.	7,935,589
112,945	e	Gruma SAB de C.V.	1,228,250
175,530	*	Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	1,804,431
100,291	*	Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	1,696,238
788,320		Grupo Bimbo S.A. de C.V. (Series A)	1,577,652
146,398		Grupo Carso S.A. de C.V. (Series A1)	417,361
1,367,728		Grupo Financiero Banorte S.A. de C.V.	7,781,540
1,079,144	*	Grupo Financiero Inbursa S.A.	1,002,591
1,633,732		Grupo Mexico S.A. de C.V. (Series B)	7,385,143
1,243,590	*	Grupo Televisa S.A.	3,085,493
73,004	*	Industrias Penoles S.A. de C.V.	940,147
318,600	*	Infraestructura Energetica, NV SAB de C.V.	1,364,710
273

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

823,442		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	$1,422,741
146,600		Megacable Holdings SAB de C.V.	536,334
531,523		Orbia Advance Corp SAB de C.V.	1,482,502
82,665		Promotora y Operadora de Infraestructura SAB de C.V.	638,810
650,700	*,e	Telesites SAB de C.V.	614,498
2,743,084		Wal-Mart de Mexico SAB de C.V.	8,979,311
		TOTAL MEXICO	74,112,398

PAKISTAN - 0.0%
221,358		Habib Bank Ltd	180,101
191,300		MCB Bank Ltd	202,190
519,317		Oil & Gas Development Co Ltd	308,804
		TOTAL PAKISTAN	691,095

PERU - 0.2%
118,822	*	Cia de Minas Buenaventura S.A. (ADR) (Series B)	1,154,950
35,610	*	Credicorp Ltd	4,251,834
45,344		Southern Copper Corp	3,147,327
		TOTAL PERU	8,554,111

PHILIPPINES - 0.6%
1,033,504		Aboitiz Equity Ventures, Inc	762,021
750,800		Aboitiz Power Corp	358,637
152,663		Ayala Corp	2,347,102
4,285,193		Ayala Land, Inc	2,858,886
935,929		Bank of the Philippine Islands	1,608,851
1,016,476		BDO Unibank, Inc	2,173,903
17,906		Globe Telecom, Inc	681,655
58,566		GT Capital Holdings, Inc	637,373
587,400		International Container Term Services, Inc	1,584,718
1,516,506		JG Summit Holdings (Series B)	1,659,968
227,840		Jollibee Foods Corp	832,811
142,886		Manila Electric Co	809,539
4,426,900		Megaworld Corp	289,030
6,294,000		Metro Pacific Investments Corp	528,809
906,890		Metropolitan Bank & Trust	827,735
45,360		PLDT, Inc	1,197,317
542,600		Puregold Price Club, Inc	420,189
126,985		SM Investments Corp	2,534,043
5,195,949		SM Prime Holdings	3,713,674
461,747		Universal Robina	1,312,597
		TOTAL PHILIPPINES	27,138,858

POLAND - 0.7%
184,957	*,g	Allegro.eu S.A.	2,835,663
104,670	*	Bank Pekao S.A.	2,208,129
17,488	*	Bank Zachodni WBK S.A.	1,034,523
34,418	*	CD Projekt Red S.A.	1,575,676
146,346		Cyfrowy Polsat S.A.	1,139,216
25,322	*,g	Dino Polska S.A.	1,642,865
71,195	*	KGHM Polska Miedz S.A.	3,643,696
708	*	LPP S.A.	1,829,806
441,908	*	PGE Polska Grupa Energetyczna S.A.	1,175,828
167,555		Polski Koncern Naftowy Orlen S.A.	2,943,669
274

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

982,160		Polskie Gornictwo Naftowe i Gazownictwo S.A.	$1,702,509
470,970		Powszechna Kasa Oszczednosci Bank Polski S.A.	4,378,751
315,296	*	Powszechny Zaklad Ubezpieczen S.A.	2,713,303
333,889	*	Telekomunikacja Polska S.A.	599,649
		TOTAL POLAND	29,423,283

QATAR - 0.7%
1,128,542		Barwa Real Estate Co	1,001,373
1,040,012		Commercial Bank of Qatar QSC	1,542,451
926,764		Industries Qatar QSC	3,419,727
1,806,165		Masraf Al Rayan	2,216,311
2,413,710		Mesaieed Petrochemical Holding Co	1,276,637
412,631		Ooredoo QSC	802,722
266,540		Qatar Electricity & Water Co	1,259,129
275,910		Qatar Fuel QSC	1,379,171
1,355,069		Qatar Gas Transport Co Ltd	1,172,717
439,644		Qatar International Islamic Bank QSC	1,116,920
575,479		Qatar Islamic Bank SAQ	2,750,161
2,279,550		Qatar National Bank	11,206,796
		TOTAL QATAR	29,144,115

ROMANIA - 0.0%
199,826		NEPI Rockcastle plc	1,346,182
		TOTAL ROMANIA	1,346,182

RUSSIA - 2.9%
308,983		Gazprom (ADR)	1,881,706
2,851,696		Gazprom OAO (ADR)	17,291,940
225,744		LUKOIL PJSC (ADR)	17,436,466
181,323		Magnit PJSC (ADR)	2,553,934
55,342	*	Mail.Ru Group Ltd	1,234,127
321,487		MMC Norilsk Nickel PJSC (ADR)	10,901,793
235,649		Mobile TeleSystems (ADR)	1,995,947
49,710		NovaTek OAO (GDR)	8,951,995
1,838		Novatek PJSC (GDR)	330,932
68,719		Novolipetsk Steel PJSC (GDR)	2,414,786
76,224		PhosAgro OAO (GDR)	1,400,235
127,540		Polymetal International plc (ADR)	2,633,535
36,144		Polyus PJSC (GDR)	3,348,229
689,501	*	Rosneft Oil Co PJSC (GDR)	4,767,210
1,380,561		Sberbank of Russian Federation (ADR)	21,734,484
121,222		Severstal (GDR) (Equiduct)	2,853,021
812,543		Surgutneftegaz (ADR)	3,648,318
129,740		Tatneft PAO (ADR)	5,210,561
62,033		TCS Group Holding plc (ADR)	3,585,507
911,463		VTB Bank PJSC (GDR) Equiduct	1,208,159
66,543		X 5 Retail Group NV (GDR)	2,042,748
156,300	*	Yandex NV	10,245,465
		TOTAL RUSSIA	127,671,098

SAUDI ARABIA - 2.8%
21,709		Abdullah Al Othaim Markets Co	778,788
60,880		Advanced Petrochemical Co	1,314,441
637,197		Al Rajhi Bank	16,776,907
275

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

465,681		Alinma Bank	$2,458,921
132,738		Almarai Co JSC	1,901,571
243,785		Arab National Bank	1,476,889
170,600	*	Bank AlBilad	1,701,207
179,429	*	Bank Al-Jazira	912,267
297,878		Banque Saudi Fransi	3,095,139
28,460	*	Bupa Arabia for Cooperative Insurance Co	877,280
26,430	*	Co for Cooperative Insurance	546,896
283,763	*	Dar Al Arkan Real Estate Development Co	780,133
26,703		Dr Sulaiman Al Habib Medical Services Group Co	1,073,724
249,998	*	Emaar Economic City	714,623
181,790	*	Etihad Etisalat Co	1,496,451
30,220		Jarir Marketing Co	1,603,589
225,202	*	Mobile Telecommunications Co Saudi Arabia	907,420
1,122,617	*	National Commercial Bank	17,002,999
211,981	*	National Industrialization Co	1,082,243
121,808	*	Rabigh Refining & Petrochemical Co	663,241
679,494		Riyad Bank	4,828,680
102,944		SABIC Agri-Nutrients Co	2,876,643
187,564		Sahara International Petrochemical Co	1,356,293
19,234	*	Saudi Airlines Catering Co	390,282
228,510	*	Saudi Arabian Mining Co	3,477,959
1,131,660	g	Saudi Arabian Oil Co	10,682,301
478,477		Saudi Basic Industries Corp	15,769,188
427,086	*	Saudi British Bank	3,501,918
45,258		Saudi Cement Co	780,810
443,211		Saudi Electricity Co	3,072,766
115,690		Saudi Industrial Investment Group	1,090,765
380,181	*	Saudi Kayan Petrochemical Co	1,839,176
307,205		Saudi Telecom Co	10,387,319
138,500		Savola Group	1,472,211
140,602		Yanbu National Petrochemical Co	2,729,912
		TOTAL SAUDI ARABIA	121,420,952

SINGAPORE - 0.0%
122,500	g	BOC Aviation Ltd	1,102,675
		TOTAL SINGAPORE	1,102,675

SOUTH AFRICA - 3.4%
378,231	*	Absa Group Ltd	3,189,093
57,130		African Rainbow Minerals Ltd	1,066,423
28,628		Anglo American Platinum Ltd	3,909,459
212,270	*	Aspen Pharmacare Holdings Ltd	2,362,246
160,389	*	Bid Corp Ltd	3,162,105
153,193	e	Bidvest Group Ltd	1,769,001
33,717	*	Capitec Bank Holdings Ltd	3,455,746
135,609		Clicks Group Ltd	2,264,747
190,194	*	Discovery Holdings Ltd	1,726,961
126,179	e	Exxaro Resources Ltd	1,326,826
2,534,499		FirstRand Ltd	8,915,340
458,161		Gold Fields Ltd	4,299,334
1,672,109		Growthpoint Properties Ltd	1,674,127
285,868		Harmony Gold Mining Co Ltd	1,288,384
404,787		Impala Platinum Holdings Ltd	7,563,865
276

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

32,777		Kumba Iron Ore Ltd	$1,485,361
143,699		Mr Price Group Ltd	1,797,658
870,103	*	MTN Group Ltd	5,504,890
242,531		MultiChoice Group Ltd	2,087,221
223,694		Naspers Ltd (N Shares)	50,908,278
188,648	*	Nedbank Group Ltd	1,922,082
185,040	*	Northam Platinum Ltd	3,182,060
2,334,778		Old Mutual Ltd	2,032,297
364,853		Rand Merchant Investment Holdings Ltd	740,558
269,290	e	Remgro Ltd	2,043,310
940,999		Sanlam Ltd	3,632,959
277,532	*	Sasol Ltd	4,668,917
267,448	e	Shoprite Holdings Ltd	2,666,458
1,458,160		Sibanye Stillwater Ltd	6,783,940
104,005		Spar Group Ltd	1,312,872
652,205		Standard Bank Group Ltd	5,304,194
84,627		Tiger Brands Ltd	1,137,891
329,293		Vodacom Group Pty Ltd	2,854,793
566,283	*	Woolworths Holdings Ltd	1,921,128
		TOTAL SOUTH AFRICA	149,960,524

TAIWAN - 14.0%
270,000		Accton Technology Corp	3,057,231
1,648,380		Acer, Inc	2,014,640
202,407		Advantech Co Ltd	2,561,026
1,703,011		ASE Technology Holding Co Ltd	7,116,435
1,175,512		Asia Cement Corp	2,091,036
15,000		ASMedia Technology, Inc	623,577
382,500		Asustek Computer, Inc	5,123,067
4,781,000	*	AU Optronics Corp	5,596,887
373,389		Catcher Technology Co Ltd	2,634,908
4,225,604		Cathay Financial Holding Co Ltd	7,888,504
639,882		Chailease Holding Co Ltd	4,611,030
2,502,843		Chang Hwa Commercial Bank	1,600,668
983,922		Cheng Shin Rubber Industry Co Ltd	1,897,691
317,079		Chicony Electronics Co Ltd	954,670
6,675,754		China Development Financial Holding Corp	3,109,731
707,000		China Life Insurance Co Ltd	669,503
6,182,151		China Steel Corp	8,651,978
9,399,282		Chinatrust Financial Holding Co	7,649,526
1,958,763		Chunghwa Telecom Co Ltd	7,984,555
2,273,000		Compal Electronics, Inc	2,025,906
1,014,768		Delta Electronics, Inc	10,871,125
5,650,875		E.Sun Financial Holding Co Ltd	5,445,623
93,316		Eclat Textile Co Ltd	1,786,746
1,245,980	*	Evergreen Marine Corp Taiwan Ltd	3,505,354
1,583,071		Far Eastern Textile Co Ltd	1,877,552
729,000		Far EasTone Telecommunications Co Ltd	1,697,514
207,513		Feng TAY Enterprise Co Ltd	1,536,003
5,316,975		First Financial Holding Co Ltd	4,348,617
1,899,173		Formosa Chemicals & Fibre Corp	6,157,130
528,064		Formosa Petrochemical Corp	1,951,755
2,041,453		Formosa Plastics Corp	7,717,410
439,512		Foxconn Technology Co Ltd	1,079,486
277

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

3,474,646		Fubon Financial Holding Co Ltd	$7,961,914
5,283,328		Fuhwa Financial Holdings Co Ltd	4,900,439
160,000		Giant Manufacturing Co Ltd	2,031,814
117,509		Globalwafers Co Ltd	3,601,534
440,462		Highwealth Construction Corp	712,223
128,163		Hiwin Technologies Corp	1,933,594
6,510,002		Hon Hai Precision Industry Co, Ltd	26,762,919
151,608		Hotai Motor Co Ltd	3,262,303
4,036,291		Hua Nan Financial Holdings Co Ltd	2,741,618
4,190,487		InnoLux Display Corp	4,473,728
1,362,060		Inventec Co Ltd	1,321,564
53,125		Largan Precision Co Ltd	5,877,122
1,104,778		Lite-On Technology Corp	2,503,663
784,170		MediaTek, Inc	32,874,415
5,698,125		Mega Financial Holding Co Ltd	6,650,594
336,000		Micro-Star International Co Ltd	2,200,813
2,703,860		Nan Ya Plastics Corp	8,496,813
117,000		Nan Ya Printed Circuit Board Corp	1,324,467
666,000		Nanya Technology Corp	2,156,706
87,000		Nien Made Enterprise Co Ltd	1,403,346
303,474		Novatek Microelectronics Corp Ltd	6,695,469
101,000	*	Oneness Biotech Co Ltd	846,047
1,021,000		Pegatron Technology Corp	2,673,637
75,000		Phison Electronics Corp	1,605,284
1,263,512		Pou Chen Corp	1,604,405
366,000		Powertech Technology, Inc	1,450,979
316,000		President Chain Store Corp	3,054,176
1,527,000		Quanta Computer, Inc	5,344,501
254,085		Realtek Semiconductor Corp	4,793,290
426,072		Ruentex Development Co Ltd	807,998
1,686,421		Shanghai Commercial & Savings Bank Ltd	2,614,144
5,844,536		Shin Kong Financial Holding Co Ltd	2,106,599
5,063,717		SinoPac Financial Holdings Co Ltd	2,402,751
702,050		Synnex Technology International Corp	1,394,290
4,786,528		Taishin Financial Holdings Co Ltd	2,413,011
2,607,100		Taiwan Business Bank	950,452
2,584,958		Taiwan Cement Corp	4,821,405
4,353,279		Taiwan Cooperative Financial Holding	3,329,060
978,000		Taiwan High Speed Rail Corp	1,099,199
881,859		Taiwan Mobile Co Ltd	3,157,051
12,716,848		Taiwan Semiconductor Manufacturing Co Ltd	267,811,820
625,000		Unimicron Technology Corp	2,552,413
2,606,908		Uni-President Enterprises Corp	6,982,489
6,049,452		United Microelectronics Corp	12,065,688
489,000		Vanguard International Semiconductor Corp	2,068,750
173,000		Walsin Technology Corp	1,485,416
174,878		Win Semiconductors Corp	2,281,222
1,409,000		Winbond Electronics Corp	1,779,841
1,484,560		Wistron Corp	1,728,655
40,000		Wiwynn Corp	1,300,947
786,660		WPG Holdings Co Ltd	1,446,781
195,009		Yageo Corp	3,755,833
308,127		Zhen Ding Technology Holding Ltd	1,163,070
		TOTAL TAIWAN	608,615,146
278

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

TANZANIA, UNITED REPUBLIC OF - 0.1%
198,562		AngloGold Ashanti Ltd	$4,095,787
		TOTAL TANZANIA, UNITED REPUBLIC OF	4,095,787

THAILAND - 1.8%
657,600		Advanced Info Service PCL	3,608,500
2,265,400		Airports of Thailand PCL	4,502,554
3,258,300	*	Asset World Corp PCL	497,418
341,700		B Grimm Power PCL	468,172
306,148		Bangkok Bank PCL	1,192,487
945,100	*	Bangkok Commercial Asset Management PCL	624,738
4,771,300		Bangkok Dusit Medical Services PCL	3,323,217
3,279,100		Bangkok Expressway & Metro PCL	841,903
502,500		Berli Jucker PCL	572,076
3,990,500		BTS Group Holdings PCL	1,159,824
195,100		Bumrungrad Hospital PCL	838,091
1,108,400		Central Pattana PCL	1,856,172
862,216		Central Retail Corp PCL	967,130
2,126,680		Charoen Pokphand Foods PCL	1,979,142
3,029,055		CP ALL plc	6,076,968
161,700		Delta Electronics Thai PCL	1,838,356
152,000		Electricity Generating PCL	860,474
697,100		Energy Absolute PCL	1,361,386
310,400		Global Power Synergy Co Ltd	723,919
1,486,550		Gulf Energy Development PCL	1,643,946
3,045,126		Home Product Center PCL	1,376,071
742,978		Indorama Ventures PCL	1,143,344
1,192,400		Intouch Holdings PCL (Class F)	2,438,939
876,849		Kasikornbank PCL	3,739,791
1,816,360		Krung Thai Bank PCL	657,981
388,200		Krungthai Card PCL	949,479
3,752,000		Land and Houses PCL Co Reg	1,041,360
1,641,970	*	Minor International PCL	1,579,314
362,200		Muangthai Capital PCL	743,533
321,200		Osotspa PCL	368,496
912,098		PTT Exploration & Production PCL	3,468,099
1,205,429		PTT Global Chemical PCL	2,613,532
1,400,000		PTT Oil & Retail Business PCL	1,360,096
6,225,100		PTT PCL	7,933,733
424,400		Ratch Group PCL	687,745
413,558		Siam Cement PCL	6,119,773
463,800		Siam Commercial Bank PCL	1,562,348
445,000		Sri Trang Gloves Thailand PCL	632,026
294,900		Srisawad Corp PCL	787,936
684,500		Thai Oil PCL	1,295,607
1,393,400		Thai Union Group PCL	674,961
364,700		Total Access Communication PCL	382,907
6,115,448		True Corp PCL	644,197
		TOTAL THAILAND	77,137,741

TURKEY - 0.3%
1,635,208		Akbank TAS	965,923
370,914		Aselsan Elektronik Sanayi Ve Ticaret AS	672,047
279

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

233,206		BIM Birlesik Magazalar AS	$1,831,000
727,230		Eregli Demir ve Celik Fabrikalari TAS	1,672,530
26,593		Ford Otomotiv Sanayi AS	564,705
466,615		Haci Omer Sabanci Holding AS	457,082
439,680		KOC Holding AS	974,992
285,468	*	Turk Hava Yollari	421,442
588,201		Turkcell Iletisim Hizmet AS	1,054,375
1,223,864		Turkiye Garanti Bankasi AS	1,066,787
753,373		Turkiye Is Bankasi (Series C)	444,907
72,453	*	Turkiye Petrol Rafinerileri AS	767,960
720,555		Turkiye Sise ve Cam Fabrikalari AS	653,594
1,496,703		Yapi ve Kredi Bankasi	379,134
		TOTAL TURKEY	11,926,478

UNITED ARAB EMIRATES - 0.6%
1,471,493		Abu Dhabi Commercial Bank PJSC	2,506,288
738,151		Abu Dhabi Islamic Bank PJSC	967,594
1,907,605		Aldar Properties PJSC	1,817,948
974,882		Dubai Islamic Bank PJSC	1,179,384
1,119,316	*	Emaar Malls Group PJSC	557,979
1,874,053		Emaar Properties PJSC	1,892,018
1,334,872		Emirates NBD Bank PJSC	4,522,615
872,372		Emirates Telecommunications Group Co PJSC	5,030,243
1,417,591		National Bank of Abu Dhabi PJSC	5,486,326
		TOTAL UNITED ARAB EMIRATES	23,960,395

UNITED STATES - 2.9%
19,546	*	Globant S.A.	4,479,553
171,447		iShares MSCI South Korea Index Fund	15,526,240
572,664		JBS S.A.	3,175,346
1,948,340	e	Vanguard Emerging Markets ETF	103,223,053
		TOTAL UNITED STATES	126,404,192

		TOTAL COMMON STOCKS	4,358,655,744
		(Cost $2,904,054,673)

PREFERRED STOCKS - 0.0%

PHILIPPINES - 0.0%
307,700	*,†	Ayala Land, Inc	639
		TOTAL PHILIPPINES	639

		TOTAL PREFERRED STOCKS	639
		(Cost $725)

RIGHTS / WARRANTS - 0.0%

THAILAND - 0.0%
11,796		Srisawad Corp PCL	7,690
		TOTAL THAILAND	7,690

		TOTAL RIGHTS / WARRANTS	7,690
		(Cost $0)
280

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 2.2%

REPURCHASE AGREEMENT - 0.0%
$1,735,000	r	Fixed Income Clearing Corp (FICC)	0.005%	05/03/21	$1,735,000
		TOTAL REPURCHASE AGREEMENT			1,735,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.2%
95,821,556	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.020		95,821,556
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			95,821,556

		TOTAL SHORT-TERM INVESTMENTS			97,556,556
		(Cost $97,556,556)
		TOTAL INVESTMENTS - 102.3%			4,456,220,629
		(Cost $3,001,611,954)
		OTHER ASSETS & LIABILITIES, NET - (2.3)%			(102,188,191)
		NET ASSETS - 100.0%			$4,354,032,438

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $139,370,482.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/21, the aggregate value of these securities is $230,309,776 or 5.3% of net assets.
r	Agreement with Fixed Income Clearing Corp, 0.005% dated 4/30/21 to be repurchased at $1,735,000 on 5/3/21, collateralized by U.S. Treasury Notes valued at $1,769,741.
281

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2021

		% OF
SECTOR	VALUE	NET ASSETS

INFORMATION TECHNOLOGY	$895,357,718	20.5%
FINANCIALS	881,226,537	20.2
CONSUMER DISCRETIONARY	737,808,426	16.9
COMMUNICATION SERVICES	497,057,323	11.4
MATERIALS	365,468,375	8.4
CONSUMER STAPLES	234,328,183	5.4
HEALTH CARE	198,683,043	4.6
ENERGY	194,807,726	4.5
INDUSTRIALS	187,443,408	4.3
REAL ESTATE	85,561,994	2.0
UTILITIES	80,921,340	1.9
SHORT-TERM INVESTMENTS	97,556,556	2.2
OTHER ASSETS & LIABILITIES, NET	(102,188,191)	(2.3)

NET ASSETS	$4,354,032,438	100.0%
282

TIAA-CREF FUNDS – International Equity Index Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.5%

AUSTRALIA - 8.0%
202,976	*	Afterpay Touch Group Ltd	$18,281,120
585,629		AGL Energy Ltd	4,035,169
3,182,442		AMP Ltd	2,732,915
240,698		Ampol Ltd	4,744,605
1,113,920		APA Group	8,606,526
545,054		Aristocrat Leisure Ltd	15,546,194
1,757,132		Aurizon Holdings Ltd	5,055,214
1,747,068		AusNet Services	2,557,230
2,684,606		Australia & New Zealand Banking Group Ltd	59,233,891
183,486		Australian Stock Exchange Ltd	10,309,865
989,098	*,†	AZ BGP Holdings	3,048
2,785,760		BHP Billiton Ltd	101,390,195
1,996,923		BHP Group plc	60,136,900
476,324		BlueScope Steel Ltd	7,874,425
1,399,117		Brambles Ltd	11,208,215
87,260	*,e	CIMIC Group Ltd	1,299,096
62,556		Cochlear Ltd	10,708,320
1,261,981		Coles Group Ltd	15,847,539
1,677,940		Commonwealth Bank of Australia	114,866,028
516,294		Computershare Ltd	5,613,498
352,696	*	Crown Resorts Ltd	3,312,052
430,857		CSL Ltd	90,003,620
1,042,921		Dexus Property Group	8,186,705
1,532,153		Evolution Mining Ltd	5,425,049
1,602,118		Fortescue Metals Group Ltd	27,718,743
9,460,567		Glencore Xstrata plc	38,536,870
1,575,542		Goodman Group	22,975,433
1,835,603		GPT Group	6,533,413
2,318,095		Insurance Australia Group Ltd	8,734,119
637,015		Lend Lease Corp Ltd	6,224,729
325,307		Macquarie Group Ltd	40,098,145
123,756		Magellan Financial Group Ltd	4,610,508
2,584,900		Medibank Pvt Ltd	6,133,123
3,724,251		Mirvac Group	7,716,705
3,113,782		National Australia Bank Ltd	63,720,978
778,762		Newcrest Mining Ltd	15,916,370
1,055,942		Northern Star Resources Ltd	8,483,896
1,887,189		Oil Search Ltd	5,450,956
388,858		Orica Ltd	4,048,464
1,666,616		Origin Energy Ltd	5,329,138
869,200	*	Qantas Airways Ltd	3,296,945
1,398,721		QBE Insurance Group Ltd	10,580,723
174,247		Ramsay Health Care Ltd	9,032,839
50,222		REA Group Ltd	6,110,246
350,570		Rio Tinto Ltd	32,583,694

283

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

1,060,531		Rio Tinto plc	$88,827,066
1,692,350		Santos Ltd	8,983,690
4,912,315		Scentre Group	10,281,410
316,732	*	Seek Ltd	7,548,403
430,612		Sonic Healthcare Ltd	11,902,090
4,590,281		South32 Ltd	10,105,718
2,258,950		Stockland Trust Group	8,140,518
1,196,198		Suncorp-Metway Ltd	9,674,317
1,265,317	*	Sydney Airport	6,017,361
2,108,929		Tabcorp Holdings Ltd	8,041,031
3,981,576		Telstra Corp Ltd	10,401,367
362,703		TPG Telecom Ltd	1,539,874
2,598,419		Transurban Group	28,333,859
683,153		Treasury Wine Estates Ltd	5,279,430
3,667,655		Vicinity Centres	4,482,085
101,594	e	Washington H Soul Pattinson & Co Ltd	2,366,352
1,069,290		Wesfarmers Ltd	44,574,402
3,416,248		Westpac Banking Corp	65,833,394
140,917		Wisetech Global Ltd	3,391,699
919,723		Woodside Petroleum Ltd	16,040,586
1,197,719		Woolworths Ltd	36,325,671
		TOTAL AUSTRALIA	1,288,903,779

AUSTRIA - 0.2%
266,241		Erste Bank der Oesterreichischen Sparkassen AG.	9,462,804
140,278		OMV AG.	6,895,851
140,585		Raiffeisen International Bank Holding AG.	3,071,448
65,043		Verbund AG.	5,341,532
109,297		Voestalpine AG.	4,741,772
		TOTAL AUSTRIA	29,513,407

BELGIUM - 0.9%
165,840		Ageas	10,029,977
720,960		Anheuser-Busch InBev S.A.	51,067,369
50,809		Colruyt S.A.	3,013,328
29,708	e	Elia System Operator S.A.	3,215,858
40,757	*	Galapagos NV	3,173,142
107,201		Groupe Bruxelles Lambert S.A.	11,722,774
237,719		KBC Groep NV	18,444,268
142,160	e	Proximus plc	3,028,712
14,371		Sofina S.A.	5,460,401
70,267	e	Solvay S.A.	8,935,329
119,983		UCB S.A.	11,110,188
187,607		Umicore S.A.	11,399,486
		TOTAL BELGIUM	140,600,832

BRAZIL - 0.1%
164,378		Yara International ASA	8,574,305
		TOTAL BRAZIL	8,574,305

CHILE - 0.1%
372,457		Antofagasta plc	9,594,540
		TOTAL CHILE	9,594,540

284

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

CHINA - 0.2%
3,495,938		BOC Hong Kong Holdings Ltd	$12,292,584
1,651,921	g	Budweiser Brewing Co APAC Ltd	5,205,375
1,619,497	*,g	ESR Cayman Ltd	5,530,905
1,820,061		Wilmar International Ltd	7,123,035
		TOTAL CHINA	30,151,899

DENMARK - 2.4%
154,588		Ambu A.S.	8,652,396
2,895		AP Moller - Maersk AS (Class A)	6,802,307
5,809		AP Moller - Maersk AS (Class B)	14,450,626
97,277		Carlsberg AS (Class B)	17,066,280
99,857	*	Chr Hansen Holding A/S	9,167,610
112,469		Coloplast AS	18,629,318
654,828		Danske Bank AS	12,446,788
102,537	*	Demant A.S.	5,133,186
196,418		DSV AS	43,759,990
62,550	*	Genmab AS	22,953,476
122,895		GN Store Nord	11,083,554
66,574		H Lundbeck AS	2,050,011
1,628,541		Novo Nordisk AS	120,133,308
197,845		Novozymes AS	14,031,678
179,454	g	Orsted AS	26,086,304
94,647		Pandora AS	10,718,662
7,746		Rockwool International AS (B Shares)	3,464,766
310,952		Tryg A.S.	7,110,505
934,125		Vestas Wind Systems A.S.	38,993,610
		TOTAL DENMARK	392,734,375

FINLAND - 1.2%
135,664		Elisa Oyj (Series A)	7,690,433
412,988		Fortum Oyj	10,852,827
258,498		Kesko Oyj (B Shares)	7,871,095
321,190		Kone Oyj (Class B)	25,227,066
400,949		Neste Oil Oyj	24,245,683
5,357,148	*	Nokia Oyj	25,376,563
3,063,230	*	Nordea Bank Abp	31,749,088
100,536		Orion Oyj (Class B)	4,451,619
446,145		Sampo Oyj (A Shares)	21,162,718
549,974		Stora Enso Oyj (R Shares)	10,522,352
503,954		UPM-Kymmene Oyj	19,708,192
418,169		Wartsila Oyj (B Shares)	5,396,444
		TOTAL FINLAND	194,254,080

FRANCE - 11.0%
170,825		Accor S.A.	6,878,469
225,345	*	Adevinta ASA	4,123,950
28,494		Aeroports de Paris	3,652,437
448,627		Air Liquide	75,549,810
557,160	*	Airbus SE	67,003,864
251,251	*	Alstom RGPT	13,721,218
58,366	g	Amundi S.A.	5,201,490
65,356		Arkema	8,170,600
285

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

94,844		Atos Origin S.A.	$6,458,841
1,832,835		AXA S.A.	51,768,467
39,653		BioMerieux	4,716,789
1,058,088		BNP Paribas S.A.	67,842,163
796,076		Bollore	4,019,250
220,451		Bouygues S.A.	9,447,520
277,420		Bureau Veritas S.A.	8,296,851
152,485		Cap Gemini S.A.	27,942,396
583,471		Carrefour S.A.	11,300,079
145,471		CNP Assurances	2,544,394
482,306		Compagnie de Saint-Gobain	30,431,161
1,102,258		Credit Agricole S.A.	17,049,956
585,055		Danone	41,298,722
2,367		Dassault Aviation S.A.	2,578,681
125,545		Dassault Systemes S.A.	29,122,981
234,371		Edenred	13,286,833
78,534		Eiffage S.A.	8,602,417
591,104		Electricite de France	8,624,890
1,733,165		Engie S.A.	25,816,262
270,823		Essilor International S.A.	45,075,718
36,510		Eurazeo	3,041,988
113,858		Faurecia	6,151,412
49,193		Fonciere Des Regions	4,388,558
44,260		Gecina S.A.	6,478,670
420,943		Getlink S.E.	6,696,102
30,022		Hermes International	37,680,904
14,279		Iliad S.A.	2,592,887
36,467		Ipsen	3,525,448
71,786		Kering	57,522,941
187,052		Klepierre	4,964,570
82,256	g	La Francaise des Jeux SAEM	4,215,344
253,785		Legrand S.A.	24,703,396
238,533		L’Oreal S.A.	97,672,091
262,860		LVMH Moet Hennessy Louis Vuitton S.A.	198,025,615
162,471		Michelin (C.G.D.E.) (Class B)	23,509,648
907,687		Natixis	4,432,236
1,911,270		Orange S. A.	23,801,453
49,382		Orpea	6,355,555
198,538		Pernod-Ricard S.A.	40,773,083
207,732		Publicis Groupe S.A.	13,444,390
21,912		Remy Cointreau S.A.	4,378,059
176,676	*	Renault S.A.	7,121,506
303,710		Safran S.A.	45,346,530
1,071,884		Sanofi-Aventis	112,378,747
26,168		Sartorius Stedim Biotech	12,018,596
510,257		Schneider Electric S.A.	81,414,436
150,074	*	SCOR SE	4,849,109
23,787		SEB S.A.	4,331,969
768,462		Societe Generale	21,860,573
84,772	*	Sodexho Alliance S.A.	8,481,287
331,007		Suez Environnement S.A.	7,911,424
55,842		Teleperformance	21,563,069
101,526		Thales S.A.	10,350,199
2,385,596		Total S.A.	105,437,989
286

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

88,529	*	Ubisoft Entertainment	$6,643,584
127,868		Unibail-Rodamco-Westfield	10,530,139
208,866		Valeo S.A.	6,768,504
512,377		Veolia Environnement	16,342,271
494,880		Vinci S.A.	54,303,029
788,227	*	Vivendi Universal S.A.	27,477,986
25,393		Wendel	3,380,094
226,915	*,g	Worldline S.A.	22,278,108
		TOTAL FRANCE	1,765,669,708

GERMANY - 9.2%
180,305		Adidas-Salomon AG.	55,689,150
389,713		Allianz AG.	101,176,054
955,261		Aroundtown S.A.	7,355,612
868,685		BASF SE	70,008,418
929,962		Bayer AG.	60,176,271
314,513		Bayerische Motoren Werke AG.	31,517,400
53,810		Bayerische Motoren Werke AG. (Preference)	4,407,160
26,307		Bechtle AG.	5,356,827
95,740		Beiersdorf AG.	10,806,219
145,960		Brenntag AG.	13,103,510
37,972		Carl Zeiss Meditec AG.	6,689,579
962,189		Commerzbank AG.	6,344,827
105,232		Continental AG.	14,220,981
173,645	g	Covestro AG.	11,356,280
810,951		Daimler AG. (Registered)	72,173,602
509,500		Deutsche Annington Immobilien SE	33,476,553
1,862,349	*	Deutsche Bank AG. (Registered)	25,944,846
179,927		Deutsche Boerse AG.	31,005,969
287,227	*,e	Deutsche Lufthansa AG.	3,710,507
937,029		Deutsche Post AG.	55,188,341
3,176,565		Deutsche Telekom AG.	61,133,105
323,507		Deutsche Wohnen AG.	17,501,288
2,129,027		E.ON AG.	25,671,442
196,841		Evonik Industries AG.	6,891,217
201,925		Fresenius Medical Care AG.	16,078,533
395,337		Fresenius SE	19,430,534
65,050		Fuchs Petrolub AG. (Preference)	3,463,875
146,567		GEA Group AG.	6,436,404
57,397		Hannover Rueckversicherung AG.	10,598,977
140,853		HeidelbergCement AG.	12,906,821
140,660	*	HelloFresh SE	11,668,482
97,533		Henkel KGaA	9,690,145
167,869		Henkel KGaA (Preference)	19,283,050
23,410	*	Hochtief AG.	2,195,180
1,237,669		Infineon Technologies AG.	49,631,187
119,707	*,e,g	Just Eat Takeaway.com NV	12,368,518
68,953		KION Group AG.	6,870,979
68,665		Knorr-Bremse AG.	8,416,689
78,315		Lanxess AG.	5,763,387
68,317		LEG Immobilien AG.	9,505,299
122,318		Merck KGaA	21,489,360
50,501		MTU Aero Engines Holding AG.	12,744,293
132,569		Muenchener Rueckver AG.	38,303,688

287

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

55,157		Nemetschek AG.	$4,111,608
146,531		Porsche AG.	15,446,774
93,300		Puma AG. Rudolf Dassler Sport	9,835,892
4,933		Rational AG.	4,103,548
608,862		RWE AG.	23,119,617
987,866		SAP AG.	138,321,633
33,761		Sartorius AG.	19,048,638
101,089	g	Scout24 AG.	8,404,606
723,291		Siemens AG.	120,670,166
379,467	*	Siemens Energy AG.	12,692,009
253,626	g	Siemens Healthineers AG.	14,493,828
122,237		Symrise AG.	15,785,064
145,664	*,g	TeamViewer AG.	6,923,782
962,600		Telefonica Deutschland Holding AG.	2,797,480
190,194		Uniper SE	6,939,833
102,839		United Internet AG.	4,325,191
29,053		Volkswagen AG.	9,223,525
174,999		Volkswagen AG. (Preference)	45,562,645
145,119	*,g	Zalando SE	15,092,169
		TOTAL GERMANY	1,484,648,567

HONG KONG - 2.8%
11,451,347		AIA Group Ltd	145,347,033
295,093		ASM Pacific Technology	4,456,914
1,203,179		Bank of East Asia Ltd	2,522,731
2,431,289		CK Asset Holdings Ltd	15,221,368
620,544		CK Infrastructure Holdings Ltd	3,794,304
1,539,882		CLP Holdings Ltd	15,199,732
1,912,237		Hang Lung Properties Ltd	5,216,999
722,010		Hang Seng Bank Ltd	14,134,841
1,369,728		Henderson Land Development Co Ltd	6,088,063
2,440,111		HK Electric Investments & HK Electric Investments Ltd	2,443,959
3,608,835		HKT Trust and HKT Ltd	5,239,974
10,081,136		Hong Kong & China Gas Ltd	16,170,618
1,288,427		Hong Kong Electric Holdings Ltd	7,918,419
1,140,964		Hong Kong Exchanges and Clearing Ltd	68,812,708
1,116,970		Hongkong Land Holdings Ltd	5,523,655
206,477		Jardine Matheson Holdings Ltd	13,864,757
1,953,502		Link REIT	18,427,500
200,434	*	Melco Crown Entertainment Ltd (ADR)	3,866,372
1,457,688		MTR Corp	8,118,499
1,465,588		New World Development Co Ltd	7,755,405
4,314,738		PCCW Ltd	2,496,297
3,012,833		Sino Land Co	4,474,495
1,234,471		Sun Hung Kai Properties Ltd	18,569,347
471,612		Swire Pacific Ltd (Class A)	3,799,412
1,094,434		Swire Properties Ltd	3,265,956
1,304,660		Techtronic Industries Co	23,672,744
9,083,007	g	WH Group Ltd	7,914,040
1,585,426		Wharf Real Estate Investment Co Ltd	9,111,490
1,719,770		Xinyi Glass Holdings Co Ltd	6,093,149
		TOTAL HONG KONG	449,520,781

288

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

IRELAND - 0.7%
740,744		CRH plc	$34,951,416
154,410	*	Flutter Entertainment PLC	31,478,032
150,363		Kerry Group plc (Class A)	19,490,307
146,349		Kingspan Group plc	13,017,016
230,967		Smurfit Kappa Group plc	11,807,093
		TOTAL IRELAND	110,743,864

ISRAEL - 0.6%
39,312		Azrieli Group	2,758,548
1,081,166	*	Bank Hapoalim Ltd	8,592,688
1,375,616	*	Bank Leumi Le-Israel	9,656,458
105,820	*	Check Point Software Technologies	12,360,834
25,257		Elbit Systems Ltd	3,463,767
662,580		Israel Chemicals Ltd	4,239,600
1,105,117	*	Israel Discount Bank Ltd	4,974,796
134,703	*	Mizrahi Tefahot Bank Ltd	3,786,074
59,307	*	Nice Systems Ltd	14,302,741
1,037,410	*	Teva Pharmaceutical Industries Ltd (ADR)	11,100,287
53,073	*	Wix.com Ltd	16,870,845
		TOTAL ISRAEL	92,106,638

ITALY - 2.0%
120,038		Amplifon S.p.A.	5,066,229
1,039,287		Assicurazioni Generali S.p.A.	20,802,812
469,082	*	Autostrade S.p.A.	9,144,850
555,589		Davide Campari-Milano NV	6,556,173
24,055		DiaSorin S.p.A.	4,085,440
7,693,618		Enel S.p.A.	76,392,449
2,389,081		ENI S.p.A.	28,456,085
120,153		Ferrari NV	25,738,786
581,899		FinecoBank Banca Fineco S.p.A	10,008,540
323,840	g	Infrastrutture Wireless Italiane S.p.A	3,778,392
15,659,464		Intesa Sanpaolo S.p.A.	43,657,213
564,393	*	Mediobanca S.p.A.	6,374,534
184,589		Moncler S.p.A	11,313,541
415,885	*,g	Nexi S.p.A	7,966,431
499,342	g	Poste Italiane S.p.A	6,536,950
229,456		Prysmian S.p.A.	7,178,890
98,993		Recordati S.p.A.	5,454,372
1,888,525		Snam Rete Gas S.p.A.	10,626,827
5,770,508		Telecom Italia RSP	3,384,761
8,076,967		Telecom Italia S.p.A.	4,428,361
1,322,596		Terna Rete Elettrica Nazionale S.p.A.	9,749,448
2,027,674		UniCredit S.p.A.	20,828,232
		TOTAL ITALY	327,529,316

JAPAN - 23.5%
30,331		ABC-Mart, Inc	1,625,147
359,042		Acom Co Ltd	1,543,304
189,477		Advantest Corp	17,912,213
619,477		Aeon Co Ltd	16,904,850
98,630		Aeon Mall Co Ltd	1,565,710
175,527		Air Water, Inc	2,903,344
157,442		Aisin Seiki Co Ltd	6,059,920

289

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

440,522		Ajinomoto Co, Inc	$8,809,763
175,899		Alfresa Holdings Corp	3,153,110
146,959	*	All Nippon Airways Co Ltd	3,373,933
305,575		Amada Co Ltd	3,314,388
431,959		Asahi Breweries Ltd	18,061,521
182,908		Asahi Glass Co Ltd	8,340,474
187,352		Asahi Intecc Co Ltd	5,042,928
1,185,539		Asahi Kasei Corp	12,489,038
1,757,903		Astellas Pharma, Inc	26,458,314
116,558		Azbil Corp	4,706,293
189,298		Bandai Namco Holdings Inc	13,890,867
51,706		Bank of Kyoto Ltd	2,777,751
507,387		Bridgestone Corp	20,335,120
210,151		Brother Industries Ltd	4,455,855
80,283		Calbee, Inc	1,923,883
945,698	e	Canon, Inc	22,488,831
166,314		Capcom Co Ltd	5,395,728
181,806	*	Casio Computer Co Ltd	3,219,101
136,928		Central Japan Railway Co	20,061,562
501,912		Chiba Bank Ltd	3,138,560
607,617		Chubu Electric Power Co, Inc	7,363,342
636,227		Chugai Pharmaceutical Co Ltd	23,880,717
274,457		Chugoku Electric Power Co, Inc	3,071,654
118,782		Coca-Cola West Japan Co Ltd	1,900,567
990,311		Concordia Financial Group Ltd	3,723,063
18,970		Cosmos Pharmaceutical Corp	2,722,706
387,176		CyberAgent, Inc	7,945,795
232,375		Dai Nippon Printing Co Ltd	4,604,552
96,334		Daifuku Co Ltd	9,521,881
1,022,166		Dai-ichi Mutual Life Insurance Co	18,457,315
1,610,642		Daiichi Sankyo Co Ltd	41,136,458
235,811		Daikin Industries Ltd	47,566,537
61,683		Daito Trust Construction Co Ltd	6,558,935
535,363		Daiwa House Industry Co Ltd	15,874,714
1,862		Daiwa House REIT Investment Corp	4,986,814
1,361,191		Daiwa Securities Group, Inc	7,263,477
414,278		Denso Corp	26,784,310
204,810		Dentsu, Inc	6,321,182
27,409		Disco Corp	8,850,940
391,384		Don Quijote Co Ltd	8,436,411
287,965		East Japan Railway Co	19,722,040
238,645		Eisai Co Ltd	15,564,881
2,905,859		ENEOS Holdings, Inc	12,497,852
181,598	*	Fanuc Ltd	41,818,881
55,181		Fast Retailing Co Ltd	45,272,234
121,543	*	Fuji Electric Holdings Co Ltd	5,533,578
590,064		Fuji Heavy Industries Ltd	10,971,325
340,273		Fujifilm Holdings Corp	22,041,254
185,915		Fujitsu Ltd	29,534,087
160,365		Fukuoka Financial Group, Inc	2,735,154
3,880		GLP J-Reit	6,503,944
38,715		GMO Payment Gateway, Inc	4,922,360
218,511		Hakuhodo DY Holdings, Inc	3,698,149
130,987		Hamamatsu Photonics KK	7,592,300

290

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

215,303		Hankyu Hanshin Holdings, Inc	$6,790,461
37,125	e	Harmonic Drive Systems, Inc	2,496,662
20,009		Hikari Tsushin, Inc	4,025,009
274,780		Hino Motors Ltd	2,306,256
30,570		Hirose Electric Co Ltd	4,873,063
48,776		Hisamitsu Pharmaceutical Co, Inc	2,845,355
101,863	*	Hitachi Construction Machinery Co Ltd	3,131,342
915,100	*	Hitachi Ltd	45,295,360
199,100	*	Hitachi Metals Ltd	3,860,155
1,546,896		Honda Motor Co Ltd	46,128,139
48,725		Hoshizaki Electric Co Ltd	4,328,642
355,694	*	Hoya Corp	40,430,056
286,885		Hulic Co Ltd	3,272,941
101,686		Ibiden Co Ltd	4,799,935
186,673		Idemitsu Kosan Co Ltd	4,464,465
136,473		Iida Group Holdings Co Ltd	3,323,711
981,192		Inpex Holdings, Inc	6,677,014
531,324		Isuzu Motors Ltd	5,395,139
49,719		Ito En Ltd	2,753,037
1,273,582		Itochu Corp	39,759,617
91,171		Itochu Techno-Science Corp	3,154,688
136,276	*	Japan Airlines Co Ltd	2,919,308
48,392	*	Japan Airport Terminal Co Ltd	2,172,780
379,915		Japan Post Bank Co Ltd	3,474,113
1,493,218		Japan Post Holdings Co Ltd	12,548,182
210,663		Japan Post Insurance Co Ltd	4,061,775
1,245		Japan Real Estate Investment Corp	7,716,744
6,597		Japan Retail Fund Investment Corp	6,501,095
1,124,091		Japan Tobacco, Inc	21,086,442
470,449		JFE Holdings, Inc	6,186,273
192,380		JSR Corp	5,929,928
421,948		Kajima Corp	5,836,791
128,974		Kakaku.com, Inc	3,501,682
664,619		Kansai Electric Power Co, Inc	6,601,487
167,382		Kansai Paint Co Ltd	4,214,512
455,678		Kao Corp	29,297,150
1,534,723		KDDI Corp	46,393,811
91,060		Keihan Electric Railway Co Ltd	3,325,058
208,960		Keihin Electric Express Railway Co Ltd	2,679,103
97,436		Keio Corp	6,342,871
122,368		Keisei Electric Railway Co Ltd	3,821,457
172,686		Keyence Corp	82,898,380
137,365		Kikkoman Corp	8,441,645
162,460	*	Kintetsu Corp	5,828,188
776,527		Kirin Brewery Co Ltd	14,582,581
46,779		Kobayashi Pharmaceutical Co Ltd	4,177,931
117,611		Kobe Bussan Co Ltd	3,141,884
56,742		Koei Tecmo Holdings Co Ltd	2,529,840
98,709	*	Koito Manufacturing Co Ltd	6,157,530
828,205		Komatsu Ltd	24,353,054
87,477		Konami Corp	5,217,683
31,685		Kose Corp	4,769,715
971,254		Kubota Corp	22,849,493
268,179		Kuraray Co Ltd	2,915,162

291

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

94,958		Kurita Water Industries Ltd	$4,385,575
303,336		Kyocera Corp	18,416,486
256,512		Kyowa Hakko Kogyo Co Ltd	7,807,739
354,831		Kyushu Electric Power Co, Inc	3,252,288
140,763		Kyushu Railway Co	3,160,036
72,044		Lasertec Corp	12,686,145
47,268		Lawson, Inc	2,124,274
211,524		Lion Corp	3,968,858
250,852		LIXIL Group Corp	6,794,804
418,092		M3, Inc	28,881,737
211,669		Makita Corp	9,532,563
1,565,373		Marubeni Corp	13,038,355
177,388		Marui Co Ltd	3,333,866
557,506	*	Mazda Motor Corp	4,329,147
61,815		McDonald’s Holdings Co Japan Ltd	2,822,351
170,227		Mediceo Paltac Holdings Co Ltd	3,132,261
106,826		MEIJI Holdings Co Ltd	6,628,927
82,308	*	Mercari, Inc	4,040,052
344,691		Minebea Co Ltd	8,644,552
267,843		MISUMI Group, Inc	7,564,871
1,215,641		Mitsubishi Chemical Holdings Corp	9,049,817
1,264,462		Mitsubishi Corp	34,963,258
1,721,934		Mitsubishi Electric Corp	26,532,153
1,117,206		Mitsubishi Estate Co Ltd	18,387,961
150,623		Mitsubishi Gas Chemical Co, Inc	3,480,099
293,689		Mitsubishi Heavy Industries Ltd	8,742,639
11,567,388		Mitsubishi UFJ Financial Group, Inc	61,539,617
632,833		Mitsubishi UFJ Lease & Finance Co Ltd	3,636,967
1,542,754		Mitsui & Co Ltd	32,557,717
174,060		Mitsui Chemicals, Inc	5,479,400
868,591		Mitsui Fudosan Co Ltd	18,882,552
83,633		Miura Co Ltd	4,387,351
2,279,688		Mizuho Financial Group, Inc	32,085,307
239,196		MonotaRO Co Ltd	6,073,759
419,923		MS&AD Insurance Group Holdings Inc	11,913,470
543,532		Murata Manufacturing Co Ltd	43,214,809
107,804		Nabtesco Corp	4,851,129
179,890	*	Nagoya Railroad Co Ltd	4,131,870
245,739		NEC Corp	14,286,199
461,883		Nexon Co Ltd	15,277,821
245,089		NGK Insulators Ltd	4,479,352
148,093		NGK Spark Plug Co Ltd	2,473,119
423,435		Nidec Corp	48,893,555
285,488		Nihon M&A Center, Inc	7,458,301
105,913		Nintendo Co Ltd	60,757,288
1,405		Nippon Building Fund, Inc	9,221,000
67,987		Nippon Express Co Ltd	5,203,303
77,499		Nippon Meat Packers, Inc	3,461,463
693,285		Nippon Paint Co Ltd	9,902,766
2,007		Nippon ProLogis REIT, Inc	6,431,378
43,073		Nippon Shinyaku Co Ltd	2,905,426
765,938		Nippon Steel Corp	13,384,744
1,224,736		Nippon Telegraph & Telephone Corp	30,879,117
146,572		Nippon Yusen Kabushiki Kaisha	5,760,774

292

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

116,625		Nissan Chemical Industries Ltd	$5,996,017
2,216,364	*	Nissan Motor Co Ltd	11,126,030
183,620		Nisshin Seifun Group, Inc	2,965,884
59,765		Nissin Food Products Co Ltd	4,235,007
75,776		Nitori Co Ltd	13,571,890
149,641		Nitto Denko Corp	12,383,424
2,978,650	*	Nomura Holdings, Inc	16,010,701
111,062		Nomura Real Estate Holdings, Inc	2,737,959
3,972		Nomura Real Estate Master Fund, Inc	6,275,985
303,137		Nomura Research Institute Ltd	9,302,987
339,217		NSK Ltd	3,128,140
599,477		NTT Data Corp	9,334,427
610,376		Obayashi Corp	5,584,614
66,250		Obic Co Ltd	12,768,093
279,060		Odakyu Electric Railway Co Ltd	7,558,049
815,627		OJI Paper Co Ltd	5,144,808
1,103,140		Olympus Corp	22,704,297
175,417		Omron Corp	13,283,619
348,270		Ono Pharmaceutical Co Ltd	8,772,522
36,731	*	Oracle Corp Japan	3,443,715
189,433		Oriental Land Co Ltd	26,854,184
1,243,191		ORIX Corp	20,069,908
2,469		Orix JREIT, Inc	4,355,253
354,906		Osaka Gas Co Ltd	6,869,549
483,453		Osaka Securities Exchange Co Ltd	11,338,625
98,601		Otsuka Corp	4,959,985
367,761		Otsuka Holdings KK	14,094,273
2,088,334		Panasonic Corp	24,521,220
89,030	*	PeptiDream, Inc	3,810,705
167,456		Persol Holdings Co Ltd	3,083,909
109,744		Pigeon Corp	3,724,547
85,048		Pola Orbis Holdings, Inc	2,202,499
829,699	*	Rakuten, Inc	10,547,271
1,284,348		Recruit Holdings Co Ltd	57,908,014
737,572	*	Renesas Electronics Corp	8,591,341
1,994,234		Resona Holdings, Inc	8,209,541
634,788		Ricoh Co Ltd	6,783,418
33,999		Rinnai Corp	3,413,989
83,044		Rohm Co Ltd	8,197,493
226,042		Ryohin Keikaku Co Ltd	4,760,705
342,016		Santen Pharmaceutical Co Ltd	4,380,430
228,044	*	SBI Holdings, Inc	6,445,619
198,153		Secom Co Ltd	16,512,953
159,823		Sega Sammy Holdings, Inc	2,293,889
198,361	*	Seibu Holdings, Inc	2,133,143
255,134		Seiko Epson Corp	4,352,995
335,518		Sekisui Chemical Co Ltd	5,849,885
580,311		Sekisui House Ltd	11,752,820
712,448		Seven & I Holdings Co Ltd	30,760,733
303,624		SG Holdings Co Ltd	6,895,038
201,332	e	Sharp Corp	3,397,555
210,246		Shimadzu Corp	7,367,637
20,508		Shimamura Co Ltd	2,028,850
70,178		Shimano, Inc	16,046,539

293

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

529,871		Shimizu Corp	$4,341,808
335,246		Shin-Etsu Chemical Co Ltd	56,590,213
148,784	*	Shinsei Bank Ltd	2,170,216
249,833		Shionogi & Co Ltd	13,171,001
378,838		Shiseido Co Ltd	27,568,520
401,419		Shizuoka Bank Ltd	3,080,281
54,251	*	SMC Corp	31,524,005
2,735,177		Softbank Corp	35,257,435
1,483,825		Softbank Group Corp	133,708,372
67,243		Sohgo Security Services Co Ltd	2,948,119
317,259		Sompo Holdings, Inc	11,790,976
1,193,432		Sony Corp	119,318,020
87,411		Square Enix Co Ltd	4,846,964
121,188		Stanley Electric Co Ltd	3,469,176
237,172		Sumco Corp	6,133,779
49,788		Sumisho Computer Systems Corp	2,889,290
1,414,519		Sumitomo Chemical Co Ltd	7,219,984
1,122,555		Sumitomo Corp	15,254,382
169,475		Sumitomo Dainippon Pharma Co Ltd	2,942,303
713,994		Sumitomo Electric Industries Ltd	10,624,160
221,642		Sumitomo Metal Mining Co Ltd	9,383,953
1,233,645		Sumitomo Mitsui Financial Group, Inc	43,336,369
318,402		Sumitomo Mitsui Trust Holdings, Inc	10,851,970
293,022		Sumitomo Realty & Development Co Ltd	9,781,340
65,753		Sundrug Co Ltd	2,240,747
129,891		Suntory Beverage & Food Ltd	4,384,511
64,323		Suzuken Co Ltd	2,318,040
351,193	*	Suzuki Motor Corp	13,326,549
158,303		Sysmex Corp	15,811,862
506,530		T&D Holdings, Inc	6,216,266
98,454		Taiheiyo Cement Corp	2,471,857
179,185		Taisei Corp	6,620,575
31,425		Taisho Pharmaceutical Holdings Co Ltd	1,852,689
143,472		Taiyo Nippon Sanso Corp	2,699,055
1,493,609		Takeda Pharmaceutical Co Ltd	49,887,274
122,765		TDK Corp	16,648,515
170,747		Teijin Ltd	2,811,262
610,862		Terumo Corp	23,098,039
118,172		THK Co Ltd	4,031,396
213,829		TIS, Inc	5,305,154
177,023		Tobu Railway Co Ltd	4,558,338
106,097		Toho Co Ltd	4,228,278
70,071		Toho Gas Co Ltd	3,905,226
400,065		Tohoku Electric Power Co, Inc	3,534,165
597,046		Tokio Marine Holdings, Inc	28,632,466
42,033		Tokyo Century Corp	2,598,546
1,333,546	*	Tokyo Electric Power Co, Inc	3,954,205
141,353		Tokyo Electron Ltd	64,200,789
353,029		Tokyo Gas Co Ltd	7,164,333
468,758		Tokyu Corp	6,028,589
585,043		Tokyu Fudosan Holdings Corp	3,256,307
251,328		Toppan Printing Co Ltd	4,292,084
1,320,540		Toray Industries, Inc	8,211,399
366,411		Toshiba Corp	15,144,218

294

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

244,939		Tosoh Corp	$4,341,525
133,597		Toto Ltd	6,945,721
84,514		Toyo Suisan Kaisha Ltd	3,446,056
60,051		Toyoda Gosei Co Ltd	1,471,867
138,267		Toyota Industries Corp	11,101,302
2,007,710	*	Toyota Motor Corp	150,225,237
201,741		Toyota Tsusho Corp	8,548,669
126,466	*	Trend Micro, Inc	6,019,638
34,879		Tsuruha Holdings, Inc	4,031,955
382,416		Uni-Charm Corp	14,864,634
2,784		United Urban Investment Corp	4,156,136
204,261		USS Co Ltd	3,706,485
89,215		Welcia Holdings Co Ltd	2,783,632
154,906		West Japan Railway Co	8,564,098
121,185		Yakult Honsha Co Ltd	5,898,875
697,165		Yamada Denki Co Ltd	3,470,651
126,516		Yamaha Corp	6,904,678
265,087		Yamaha Motor Co Ltd	6,623,356
276,106		Yamato Transport Co Ltd	7,787,246
115,958		Yamazaki Baking Co Ltd	1,838,048
228,569		Yaskawa Electric Corp	10,535,855
217,736		Yokogawa Electric Corp	3,952,580
2,511,836		Z Holdings Corp	11,585,251
104,404		ZOZO Inc	3,511,524
		TOTAL JAPAN	3,773,939,052

JORDAN - 0.0%
165,254		Hikma Pharmaceuticals plc	5,568,915
		TOTAL JORDAN	5,568,915

LUXEMBOURG - 0.2%
677,404		ArcelorMittal	19,692,553
126,958		Eurofins Scientific SE	12,574,110
365,342		SES S.A.	2,769,501
		TOTAL LUXEMBOURG	35,036,164

MACAU - 0.2%
2,057,914	*	Galaxy Entertainment Group Ltd	18,064,618
2,298,022	*	Sands China Ltd	10,874,377
1,884,433		SJM Holdings Ltd	2,433,474
1,493,303	*	Wynn Macau Ltd	2,863,873
		TOTAL MACAU	34,236,342

MEXICO - 0.0%
169,135		Fresnillo plc	1,923,252
		TOTAL MEXICO	1,923,252

NETHERLANDS - 5.1%
400,437	*,g	ABN AMRO Group NV (ADR)	5,170,493
16,511	*,g	Adyen NV	40,635,109
1,641,493		Aegon NV	7,607,212
182,356	e	Akzo Nobel NV	21,895,295
43,088	*	Argenx SE	12,453,329

295

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

44,597		ASM International NV	$13,529,704
403,023		ASML Holding NV	261,618,946
163,419		DSM NV	29,301,019
103,088		EXOR NV	8,460,704
109,097		Heineken Holding NV	10,836,632
245,463		Heineken NV	28,473,573
3,697,083		ING Groep NV	47,230,160
72,310	*	JDE Peet’s BV	2,811,423
1,040,697		Koninklijke Ahold Delhaize NV	28,007,143
3,403,029		Koninklijke KPN NV	11,739,131
860,699		Koninklijke Philips Electronics NV	48,666,604
65,664	e	Koninklijke Vopak NV	3,006,637
280,761		NN Group NV	14,003,927
461,810		Prosus NV	50,120,977
112,337		Randstad Holdings NV	8,105,355
3,879,049		Royal Dutch Shell plc (A Shares)	72,989,204
3,505,815		Royal Dutch Shell plc (B Shares)	62,731,844
252,944		Wolters Kluwer NV	22,879,037
		TOTAL NETHERLANDS	812,273,458

NEW ZEALAND - 0.3%
720,326	*	a2 Milk Co Ltd	3,938,155
1,184,583	*	Auckland International Airport Ltd	6,406,288
546,401		Fisher & Paykel Healthcare Corp	14,082,334
637,761		Mercury NZ Ltd	3,159,237
1,224,465		Meridian Energy Ltd	4,667,721
379,878		Ryman Healthcare Ltd	3,840,573
1,837,066		Telecom Corp of New Zealand Ltd	5,782,748
114,950	*	Xero Ltd	12,522,161
		TOTAL NEW ZEALAND	54,399,217

NORWAY - 0.5%
883,562		DNB NOR Holding ASA	18,949,072
924,302		Equinor ASA	18,664,205
186,986		Gjensidige Forsikring BA	4,246,288
416,769		Mowi ASA	10,281,732
1,268,762		Norsk Hydro ASA	8,079,199
707,556		Orkla ASA	7,212,202
72,866		Schibsted ASA	3,661,796
93,806		Schibsted ASA (B Shares)	4,113,310
673,311		Telenor ASA	11,995,022
		TOTAL NORWAY	87,202,826

PORTUGAL - 0.2%
2,653,104		Energias de Portugal S.A.	14,742,763
473,081		Galp Energia SGPS S.A.	5,447,432
222,923		Jeronimo Martins SGPS S.A.	4,071,058
		TOTAL PORTUGAL	24,261,253

RUSSIA - 0.0%
476,050		Evraz plc	4,221,764
		TOTAL RUSSIA	4,221,764

296

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

SAUDI ARABIA - 0.1%
123,314	*,g	Delivery Hero AG.	$19,562,619
		TOTAL SAUDI ARABIA	19,562,619

SINGAPORE - 1.0%
3,069,506		Ascendas REIT	7,152,926
2,498,601		CapitaLand Ltd	6,965,253
4,336,486		CapitaMall Trust	6,996,326
440,843		City Developments Ltd	2,607,793
1,700,070		DBS Group Holdings Ltd	38,100,347
5,674,939		Genting Singapore Ltd	3,680,478
1,385,681		Keppel Corp Ltd	5,629,624
1,994,201		Mapletree Commercial Trust	3,271,335
2,717,895		Mapletree Logistics Trust	4,056,833
3,163,731		Oversea-Chinese Banking Corp	28,921,323
1,251,022	*	Singapore Airlines Ltd	4,741,266
734,147		Singapore Exchange Ltd	5,751,084
1,452,577		Singapore Technologies Engineering Ltd	4,202,238
7,778,802		Singapore Telecommunications Ltd	14,594,161
1,851,498		Suntec Real Estate Investment Trust	2,121,795
1,112,338		United Overseas Bank Ltd	22,171,965
426,791		UOL Group Ltd	2,462,657
262,478		Venture Corp Ltd	3,960,421
		TOTAL SINGAPORE	167,387,825

SOUTH AFRICA - 0.3%
1,161,610		Anglo American plc	49,252,757
		TOTAL SOUTH AFRICA	49,252,757

SPAIN - 2.5%
226,907		ACS Actividades de Construccion y Servicios S.A.	7,392,796
65,151	*,g	Aena S.A.	11,322,954
428,172		Amadeus IT Holding S.A.	29,157,667
6,359,021		Banco Bilbao Vizcaya Argentaria S.A.	35,607,854
16,504,270		Banco Santander S.A.	63,666,071
4,258,600	*	CaixaBank S.A.	13,623,108
416,044	g	Cellnex Telecom SAU	23,533,138
237,730		Enagas	5,175,494
305,915		Endesa S.A.	8,046,085
469,431		Ferrovial S.A.	13,327,615
282,354	e	Grifols S.A.	7,647,880
5,809,352		Iberdrola S.A.	78,507,277
1,039,470	e	Industria De Diseno Textil S.A.	36,985,055
280,841		Naturgy Energy Group S.A.	7,214,687
411,689		Red Electrica Corp S.A.	7,557,805
1,427,849		Repsol YPF S.A.	17,043,210
229,681		Siemens Gamesa Renewable Energy	8,296,038
4,849,767		Telefonica S.A.	22,475,367
		TOTAL SPAIN	396,580,101

SWEDEN - 3.4%
297,905	e	Alfa Laval AB	10,061,038
947,997		Assa Abloy AB	27,026,991
634,911		Atlas Copco AB (A Shares)	38,501,037

297

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

368,608		Atlas Copco AB (B Shares)	$19,126,677
257,379	e	Boliden AB	10,011,402
212,187	e	Electrolux AB (Series B)	5,955,388
370,191		Epiroc AB	7,248,153
623,760	e	Epiroc AB (Class A)	13,496,609
225,442		EQT AB	7,597,945
2,761,735		Ericsson (LM) (B Shares)	37,930,023
576,955		Essity AB	18,830,657
150,780	g	Evolution Gaming Group AB	29,765,268
97,454	*	Fastighets AB Balder	5,615,096
758,277		Hennes & Mauritz AB (B Shares)	18,659,206
266,399		Hexagon AB (B Shares)	25,446,138
394,666		Husqvarna AB (B Shares)	5,495,937
94,768		ICA Gruppen AB	4,368,144
152,757	e	Industrivarden AB	5,509,974
100,587	e	Industrivarden AB	3,857,384
138,349	e	Investment AB Latour	4,226,322
430,527	e	Investor AB (B Shares)	36,545,935
228,729		Kinnevik AB	12,623,922
72,762		Lundbergs AB (B Shares)	4,154,395
176,493		Lundin Petroleum AB	5,629,762
298,277		Nibe Industrier AB	10,893,379
1,067,824	e	Sandvik AB	26,406,694
292,625	e	Securitas AB (B Shares)	4,981,187
1,538,431		Skandinaviska Enskilda Banken AB (Class A)	19,712,134
320,906		Skanska AB (B Shares)	8,691,136
361,175		SKF AB (B Shares)	9,331,229
573,430		Svenska Cellulosa AB (B Shares)	10,041,546
1,472,282		Svenska Handelsbanken AB	17,049,417
857,132		Swedbank AB (A Shares)	15,047,052
153,295		Swedish Match AB	12,549,416
477,258		Tele2 AB (B Shares)	6,164,399
2,349,612	e	TeliaSonera AB	9,736,394
1,346,712		Volvo AB (B Shares)	32,887,473
		TOTAL SWEDEN	541,174,859

SWITZERLAND - 9.3%
1,742,592		ABB Ltd	56,603,128
146,012		Adecco S.A.	9,896,628
465,434		Alcon, Inc	34,959,086
44,103	*	Baloise Holding AG.	7,457,534
28,811		Banque Cantonale Vaudoise	2,937,179
3,377		Barry Callebaut AG.	7,456,087
494,418		Cie Financiere Richemont S.A.	50,740,524
190,411		Clariant AG.	3,988,420
189,600		Coca-Cola HBC AG.	6,552,938
2,295,048	e	Credit Suisse Group	24,052,048
7,728	e	EMS-Chemie Holding AG.	7,215,724
35,007		Geberit AG.	23,034,892
8,769		Givaudan S.A.	36,743,640
494,855		Holcim Ltd	30,536,362
212,316		Julius Baer Group Ltd	13,362,623
50,843		Kuehne & Nagel International AG.	15,201,796
977	*	Lindt & Spruengli AG.	9,061,254

298

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

97	*	Lindt & Spruengli AG. (Registered)	$9,590,195
156,703		Logitech International S.A.	17,441,724
70,693	*	Lonza Group AG.	44,940,540
2,725,189		Nestle S.A.	325,198,688
2,099,371		Novartis AG.	179,152,643
17,736		Partners Group	25,264,345
29,947	e	Roche Holding AG.	10,412,785
664,446		Roche Holding AG.	216,712,775
38,530		Schindler Holding AG.	10,964,245
19,028		Schindler Holding AG. (Registered)	5,294,482
5,711		SGS S.A.	16,898,286
134,602		Sika AG.	40,200,577
51,886	*	Sonova Holdings AG	15,363,444
605,967		STMicroelectronics NV	22,633,624
9,831		Straumann Holding AG.	14,050,190
27,632	e	Swatch Group AG.	8,469,388
49,124		Swatch Group AG. (Registered)	2,946,733
28,876		Swiss Life Holding	14,069,294
72,308		Swiss Prime Site AG.	7,036,962
270,833		Swiss Re Ltd	25,144,435
24,314	e	Swisscom AG.	13,201,252
63,446		Temenos Group AG.	9,327,822
3,469,419		UBS Group AG	52,980,100
43,507	e	Vifor Pharma AG.	6,270,368
142,369		Zurich Insurance Group AG	58,408,085
		TOTAL SWITZERLAND	1,491,772,845

UNITED ARAB EMIRATES - 0.0%
121,704	*,†	NMC Health plc	1,681
		TOTAL UNITED ARAB EMIRATES	1,681

UNITED KINGDOM - 11.9%
925,690		3i Group plc	16,395,619
183,247		Admiral Group plc	7,917,876
427,916		Ashtead Group plc	27,493,996
337,982	*	Associated British Foods plc	10,784,016
1,241,612		AstraZeneca plc	132,161,989
928,155	*,g	Auto Trader Group plc	7,306,987
110,457		Aveva Group plc	5,308,717
3,715,971		Aviva plc	20,543,915
3,038,739		BAE Systems plc	21,226,290
16,290,397		Barclays plc	39,438,542
968,431		Barratt Developments plc	10,325,639
118,645		Berkeley Group Holdings plc	7,582,425
19,184,233		BP plc	80,311,818
2,170,183		British American Tobacco plc	80,521,046
840,777		British Land Co plc	6,025,149
8,448,232	*	BT Group plc	19,269,934
318,719		Bunzl plc	10,247,708
383,298	*	Burberry Group plc	10,909,910
2,563,239		CK Hutchison Holdings Ltd	20,949,611
955,993		CNH Industrial NV	14,191,302
194,110		Coca-Cola European Partners plc (Class A)	11,029,330
1,690,352	*	Compass Group plc	36,772,374

299

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

132,537		Croda International plc	$12,381,592
93,427		DCC plc	8,106,568
2,212,025		Diageo plc	99,300,819
1,274,644		Direct Line Insurance Group plc	5,015,354
553,957	*	Entain PLC	12,949,641
869,136		Experian Group Ltd	33,506,529
4,742,078		GlaxoSmithKline plc	87,632,385
360,446		Halma plc	12,879,669
313,182		Hargreaves Lansdown plc	7,435,453
19,282,667		HSBC Holdings plc	120,395,401
893,478		Imperial Tobacco Group plc	18,623,221
1,446,257		Informa plc	11,241,917
165,008	*	InterContinental Hotels Group plc	11,725,966
152,842		Intertek Group plc	12,956,300
1,697,123		J Sainsbury plc	5,574,189
469,568	*	JD Sports Fashion plc	5,956,234
184,860		Johnson Matthey plc	8,295,476
1,997,269	*	Kingfisher plc	9,859,840
666,906		Land Securities Group plc	6,645,756
5,652,243		Legal & General Group plc	21,221,833
66,612,867		Lloyds TSB Group plc	41,771,553
299,998		London Stock Exchange Group plc	30,650,265
2,467,161		M&G plc	7,405,466
4,501,674		Melrose Industries plc	10,134,140
463,075		Mondi plc	12,569,582
3,325,863		National Grid plc	41,924,301
4,636,293		Natwest Group plc	12,582,028
125,835		Next plc	13,560,758
462,355	*	Ocado Ltd	13,384,686
718,740		Pearson plc	8,245,431
302,090		Persimmon plc	13,068,572
529,636		Phoenix Group Holdings plc	5,195,614
2,469,527		Prudential plc	52,290,446
674,123		Reckitt Benckiser Group plc	60,022,296
1,827,004		RELX plc	47,402,451
1,763,205		Rentokil Initial plc	12,185,984
7,779,914	*	Rolls-Royce Group plc	11,259,138
984,060		RSA Insurance Group plc	9,267,771
1,043,348		Sage Group plc	9,192,533
116,279		Schroders plc	5,793,419
984,714		Scottish & Southern Energy plc	19,963,621
1,126,582		Segro plc	15,651,127
225,442		Severn Trent plc	7,716,944
828,816		Smith & Nephew plc	17,938,684
375,740		Smiths Group plc	8,438,489
70,171		Spirax-Sarco Engineering plc	11,453,582
512,899		St. James’s Place plc	9,646,783
2,538,621		Standard Chartered plc	18,211,909
2,086,632		Standard Life Aberdeen plc	7,996,474
3,340,815		Taylor Wimpey plc	8,287,538
7,321,715		Tesco plc	22,350,005
2,487,046		Unilever plc	145,683,903
641,653		United Utilities Group plc	8,582,613
25,580,890		Vodafone Group plc	48,276,221

300

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY			VALUE

191,431	*	Whitbread plc			$8,582,471
2,295,686		WM Morrison Supermarkets plc			5,513,505
1,162,216		WPP plc			15,669,129
		TOTAL UNITED KINGDOM			1,906,287,768

UNITED STATES - 0.6%
36,457	*	CyberArk Software Ltd			5,122,209
212,916		Ferguson plc			26,854,247
421,363		James Hardie Industries NV			13,885,749
218,474	*,e	QIAGEN NV			10,651,370
1,943,850		Stellantis NV			32,208,636
450,210		Tenaris S.A.			4,827,587
		TOTAL UNITED STATES			93,549,798

		TOTAL COMMON STOCKS			15,823,178,587
		(Cost $11,866,037,509)

RIGHTS / WARRANTS - 0.0%

SWITZERLAND - 0.0%
86,367		Cie Financiere Richemont S.A.			36,883
2,295,048	†,e	Credit Suisse Group AG.			0
		TOTAL SWITZERLAND			36,883

		TOTAL RIGHTS / WARRANTS			36,883
		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.4%

GOVERNMENT AGENCY DEBT - 0.3%
$13,919,000		Federal Home Loan Bank (FHLB)	0.005%	05/10/21	13,919,000
1,665,000		FHLB	0.005	05/17/21	1,665,000
16,300,000		FHLB	0.015	06/04/21	16,300,000
13,040,000		FHLB	0.015	07/07/21	13,039,765
		TOTAL GOVERNMENT AGENCY DEBT			44,923,765

REPURCHASE AGREEMENT - 0.0%
4,445,000	r	Fixed Income Clearing Corp (FICC)	0.005	05/03/21	4,445,000
		TOTAL REPURCHASE AGREEMENT			4,445,000

TREASURY DEBT - 0.5%
7,139,000		United States Treasury Bill	0.005	05/04/21	7,138,999
50,000,000		United States Treasury Bill	0.006	05/06/21	49,999,979
16,813,000		United States Treasury Bill	0.010	05/20/21	16,812,921
		TOTAL TREASURY DEBT			73,951,899
301

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	RATE	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.6%
93,575,022	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.020%	$93,575,022
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES		93,575,022

		TOTAL SHORT-TERM INVESTMENTS		216,895,686
		(Cost $216,895,272)
		TOTAL INVESTMENTS - 99.9%		16,040,111,156
		(Cost $12,082,932,781)
		OTHER ASSETS & LIABILITIES, NET - 0.1%		17,466,437
		NET ASSETS - 100.0%		$16,057,577,593

Abbreviation(s):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $193,540,932.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/21, the aggregate value of these securities is $300,649,090 or 1.9% of net assets.
r	Agreement with Fixed Income Clearing Corp, 0.005% dated 4/30/21 to be repurchased at $4,445,000 on 5/3/21, collateralized by U.S. Treasury Notes valued at $4,533,983.

Futures contracts outstanding as of April 30, 2021 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
MSCI EAFE Index	1,057	06/18/21	$119,346,583	$119,298,305	$(48,278)

302

TIAA-CREF FUNDS – International Equity Index Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2021

SECTOR	VALUE	% OF NET ASSETS

FINANCIALS	$2,738,970,475	17.0%
INDUSTRIALS	2,421,466,423	15.1
CONSUMER DISCRETIONARY	2,007,928,501	12.5
HEALTH CARE	1,890,289,377	11.8
CONSUMER STAPLES	1,632,305,558	10.2
INFORMATION TECHNOLOGY	1,464,425,960	9.1
MATERIALS	1,275,900,880	7.9
COMMUNICATION SERVICES	831,730,937	5.2
UTILITIES	570,391,740	3.6
ENERGY	502,241,966	3.1
REAL ESTATE	487,563,653	3.0
SHORT-TERM INVESTMENTS	216,895,686	1.4
OTHER ASSETS & LIABILITIES, NET	17,466,437	0.1

NET ASSETS	$16,057,577,593	100.0%
303

TIAA-CREF FUNDS – Emerging Markets Debt Fund

TIAA-CREF FUNDS
EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2021

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 1.0%

MEXICO - 1.0%
$4,000,000	†,i	Grupo Aeromexico SAB de C.V.	LIBOR 1M + 8.000%	9.000%	08/19/22	$4,015,000
3,250,000	†,i	Grupo Aeromexico SAB de C.V.	LIBOR 1M + 12.500%	12.613	08/19/22	3,323,125
		TOTAL MEXICO				7,338,125

		TOTAL BANK LOAN OBLIGATIONS				7,338,125
		(Cost $7,197,022)

BONDS - 95.6%

CORPORATE BONDS - 47.0%

ARGENTINA - 0.4%
2,020,000	g	AES Argentina Generacion S.A.		7.750	02/02/24	1,638,725
1,950,000	g	YPF S.A.		6.950	07/21/27	1,199,250
		TOTAL ARGENTINA				2,837,975

BRAZIL - 5.1%
3,000,000	g	Amaggi Luxembourg International Sarl		5.250	01/28/28	3,135,750
980,000	g	Atento Luxco S.A.		8.000	02/10/26	1,064,688
3,750,000	g	Banco BTG Pactual S.A.		2.750	01/11/26	3,562,538
1,775,000	g	BRF S.A.		4.875	01/24/30	1,822,677
2,000,000	g	Cosan Ltd		5.500	09/20/29	2,131,000
1,425,000	g	Embraer Netherlands Finance BV		6.950	01/17/28	1,604,792
1,050,000	g	Hidrovias International Finance SARL		4.950	02/08/31	1,065,750
2,250,000	g	Itau Unibanco Holding S.A.		3.875	04/15/31	2,184,750
2,750,000	e,g	Itau Unibanco Holding S.A.		4.625	N/A‡	2,621,781
2,250,000	g	JSM Global Sarl		4.750	10/20/30	2,275,335
1,750,000	g	Natura Cosmeticos S.A.		4.125	05/03/28	1,776,250
1,500,000	g	NBM US Holdings, Inc		6.625	08/06/29	1,661,415
459,273	g	Odebrecht Offshore Drilling Finance Ltd		6.720	12/01/22	452,384
4,072,822	†,g,o	Odebrecht Offshore Drilling Finance Ltd		7.720	12/01/26	814,442
527,012	†,g	Odebrecht Oil & Gas Finance Ltd		0.000	N/A‡	6,324
714,000	o	Oi S.A.		10.000	07/27/25	746,137
1,000,000		Petrobras Global Finance BV		5.625	05/20/43	1,059,100
2,000,000		Petrobras Global Finance BV		6.900	03/19/49	2,251,200
1,920,000	g	Rio Oil Finance Trust		8.200	04/06/28	2,188,819
775,000		Suzano Austria GmbH		6.000	01/15/29	906,362
1,525,000	e,g	Suzano Austria GmbH		7.000	03/16/47	1,965,344
1,275,000	g	Tupy Overseas S.A.		4.500	02/16/31	1,268,625
		TOTAL BRAZIL				36,565,463

CHILE - 3.0%
1,525,000	g	ATP Tower Holdings LLC		4.050	04/27/26	1,500,600
304

TIAA-CREF FUNDS – Emerging Markets Debt Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,325,000	g	Celulosa Arauco y Constitucion S.A.	5.150%	01/29/50	$2,617,636
1,800,000	g	Corp Nacional del Cobre de Chile	3.625	08/01/27	1,965,798
2,000,000	g	Corp Nacional del Cobre de Chile	3.000	09/30/29	2,055,940
2,150,000	g	Corp Nacional del Cobre de Chile	4.375	02/05/49	2,407,505
1,675,000	g	Corp Nacional del Cobre de Chile	3.150	01/15/51	1,543,010
2,075,000	g	Embotelladora Andina S.A.	3.950	01/21/50	2,183,958
2,000,000	g	Empresa de los Ferrocarriles del Estado	3.068	08/18/50	1,741,500
2,250,000	g	Empresa de Transporte de Pasajeros Metro S.A.	3.650	05/07/30	2,417,554
2,400,000	g	Inversiones CMPC S.A.	3.000	04/06/31	2,379,600
825,000	g	Kenbourne Invest S.A.	4.700	01/22/28	845,625
		TOTAL CHILE			21,658,726

CHINA - 2.4%
3,100,000		China Evergrande Group	8.250	03/23/22	3,039,487
2,300,000		Country Garden Holdings Co Ltd	4.750	07/25/22	2,341,419
1,000,000		Dalian Deta Holding Co Ltd	5.950	07/29/22	840,504
3,000,000	g	ENN Energy Holdings Ltd	2.625	09/17/30	2,923,801
2,050,000	g	Lenovo Group Ltd	3.421	11/02/30	2,081,816
2,600,000		Shimao Group Holdings Ltd	5.200	01/30/25	2,713,609
3,000,000		Sunac China Holdings Ltd	5.950	04/26/24	3,024,760
		TOTAL CHINA			16,965,396

COLOMBIA - 1.3%
1,675,000		Bancolombia S.A.	4.625	12/18/29	1,688,618
2,000,000	g	Empresas Publicas de Medellin ESP	4.250	07/18/29	2,013,020
1,000,000	g	Empresas Publicas de Medellin ESP	4.375	02/15/31	1,003,760
900,000	e,g	Geopark Ltd	5.500	01/17/27	925,650
2,075,000	g	Grupo Aval Ltd	4.375	02/04/30	2,080,188
725,000	g	Millicom International Cellular S.A.	4.500	04/27/31	770,312
475,000	g	Oleoducto Central S.A.	4.000	07/14/27	502,906
		TOTAL COLOMBIA			8,984,454

COSTA RICA - 0.3%
2,278,510	g	Autopistas del Sol S.A.	7.375	12/30/30	2,306,991
		TOTAL COSTA RICA			2,306,991

DOMINICAN REPUBLIC - 0.7%
2,500,000	g	Aeropuertos Dominicanos Siglo XXI S.A.	6.750	03/30/29	2,641,162
1,975,000	g	AES Andres BV	5.700	05/04/28	1,999,727
		TOTAL DOMINICAN REPUBLIC			4,640,889

ECUADOR - 0.3%
1,995,367	g	International Airport Finance S.A.	12.000	03/15/33	2,010,332
		TOTAL ECUADOR			2,010,332

GHANA - 0.5%
2,000,000	e,g	Tullow Oil plc	6.250	04/15/22	1,965,000
1,000,000	g	Tullow Oil plc	7.000	03/01/25	868,750
		TOTAL GHANA			2,833,750
305

TIAA-CREF FUNDS – Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

GUATEMALA - 0.5%
	$1,625,000	g	Banco Industrial S.A.	4.875%	01/29/31	$1,673,750
	1,650,000	g	Investment Energy Resources Ltd	6.250	04/26/29	1,758,900
			TOTAL GUATEMALA			3,432,650

HONG KONG - 0.4%
	2,375,000	g	Melco Resorts Finance Ltd	5.750	07/21/28	2,554,312
	200,000	g	Melco Resorts Finance Ltd	5.375	12/04/29	212,890
			TOTAL HONG KONG			2,767,202

INDIA - 3.0%
	2,325,000	g	Adani Green Energy UP Ltd	6.250	12/10/24	2,569,133
	2,100,000	g	Adani Ports & Special Economic Zone Ltd	4.375	07/03/29	2,164,076
	1,800,000	g	Adani Ports & Special Economic Zone Ltd	3.100	02/02/31	1,689,241
	400,000	g	Azure Power Solar Energy Pvt Ltd	5.650	12/24/24	422,750
	3,750,000	g	Bharti Airtel Ltd	3.250	06/03/31	3,657,899
	500,000	g	Continuum Energy Levanter Pte Ltd	4.500	02/09/27	510,500
	2,500,000	g	GMR Hyderabad International Airport Ltd	4.750	02/02/26	2,449,737
	3,000,000	g	Network i2i Ltd	3.975	N/A‡	3,009,900
	2,700,000	e,g	ReNew Wind Energy AP2	4.500	07/14/28	2,681,100
	2,075,000	g	UltraTech Cement Ltd	2.800	02/16/31	1,939,436
			TOTAL INDIA			21,093,772

INDONESIA - 2.9%
	1,482,000	g	LLPL Capital Pte Ltd	6.875	02/04/39	1,732,458
	300,000	g	Medco Oak Tree Pte Ltd	7.375	05/14/26	325,500
	2,200,000	g	Medco Platinum Road Pte Ltd	6.750	01/30/25	2,328,238
	1,750,000	g	Pertamina Persero PT	1.400	02/09/26	1,707,424
	1,250,000	g	Pertamina Persero PT	4.700	07/30/49	1,313,372
	2,750,000	g	Pertamina Persero PT	4.150	02/25/60	2,670,450
	2,000,000	g	Perusahaan Listrik Negara PT	5.250	10/24/42	2,220,340
	2,000,000	g	Perusahaan Listrik Negara PT	6.150	05/21/48	2,462,500
	3,750,000	g	Saka Energi Indonesia PT	4.450	05/05/24	3,150,000
	2,039,410	g	Star Energy Geothermal Wayang Windu Ltd	6.750	04/24/33	2,307,592
			TOTAL INDONESIA			20,217,874

ISRAEL - 1.4%
	2,200,000	g	Bank Leumi Le-Israel BM	3.275	01/29/31	2,266,000
	1,141,000	g	Energean Israel Finance Ltd	5.375	03/30/28	1,179,594
	2,600,000	g	Leviathan Bond Ltd	6.750	06/30/30	2,912,446
	3,500,000	g	Mizrahi Tefahot Bank Ltd	3.077	04/07/31	3,552,500
			TOTAL ISRAEL			9,910,540

JAMAICA - 0.1%
	277,603	g,o	Digicel Group 0.5 Ltd	8.000	04/01/25	232,641
	411,936	g,o	Digicel Group 0.5 Ltd	7.000	N/A‡	303,803
			TOTAL JAMAICA			536,444

KAZAKHSTAN - 2.2%
KZT	453,000,000	g	Development Bank of Kazakhstan JSC	8.950	05/04/23	1,047,434
	$2,300,000	g	Development Bank of Kazakhstan JSC	2.950	05/06/31	2,280,634
	1,800,000	g	KazMunayGas National Co JSC	4.750	04/19/27	2,048,919
306

TIAA-CREF FUNDS – Emerging Markets Debt Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,000,000	g	KazMunayGas National Co JSC	3.500%	04/14/33	$3,186,088
1,550,000	g	KazMunayGas National Co JSC	6.375	10/24/48	1,990,355
2,475,000	g	KazTransGas JSC	4.375	09/26/27	2,755,856
2,000,000	g	Tengizchevroil Finance Co International Ltd	2.625	08/15/25	2,039,726
		TOTAL KAZAKHSTAN			15,349,012

KUWAIT - 0.7%
2,000,000	g	NBK Tier Financing Ltd	3.625	N/A‡	1,996,983
2,500,000	g	NBK Tier 1 Financing 2 Ltd	4.500	N/A‡	2,606,250
		TOTAL KUWAIT			4,603,233

MACAU - 0.9%
1,325,000	g	MGM China Holdings Ltd	5.875	05/15/26	1,391,250
1,400,000	g	MGM China Holdings Ltd	4.750	02/01/27	1,450,750
575,000	g	Studio City Finance Ltd	5.000	01/15/29	587,938
2,700,000	g	Wynn Macau Ltd	5.625	08/26/28	2,841,750
		TOTAL MACAU			6,271,688

MALAYSIA - 0.8%
3,000,000		1MDB Global Investments Ltd	4.400	03/09/23	3,020,490
3,000,000	g	Genm Capital Labuan Ltd	3.882	04/19/31	2,970,198
		TOTAL MALAYSIA			5,990,688

MEXICO - 5.1%
5,750,000	†,g,q	Aerovias de Mexico S.A.	7.000	02/05/25	3,191,307
700,000	g	Alpek SAB de C.V.	3.250	02/25/31	689,507
3,000,000	g	Banco Nacional de Comercio Exterior SNC	3.800	08/11/26	3,007,530
800,000	g	BBVA Bancomer S.A.	5.350	11/12/29	831,232
2,000,000	g	BBVA Bancomer S.A.	5.125	01/18/33	2,077,520
2,000,000	g	Cemex SAB de C.V.	5.200	09/17/30	2,176,400
1,575,000	g	Cemex SAB de C.V.	3.875	07/11/31	1,558,778
2,750,000	e,g	Comision Federal de Electricidad	3.348	02/09/31	2,644,840
2,000,000	g	Grupo Bimbo SAB de C.V.	4.000	09/06/49	2,009,360
1,500,000	g	Mexico City Airport Trust	4.250	10/31/26	1,618,740
1,630,000	g	Mexico Remittances Funding Fiduciary Estate Management Sarl	4.875	01/15/28	1,534,181
2,000,000	e	Petroleos Mexicanos	4.875	01/18/24	2,079,300
1,000,000		Petroleos Mexicanos	4.500	01/23/26	1,006,250
5,100,000		Petroleos Mexicanos	5.350	02/12/28	5,010,240
4,647,000		Petroleos Mexicanos	7.000	01/23/30	4,774,792
2,075,000		Petroleos Mexicanos	6.350	02/12/48	1,768,170
		TOTAL MEXICO			35,978,147

OMAN - 0.6%
1,625,000	g,h	OQ SAOC	5.125	05/06/28	1,645,313
2,250,000	g	Oryx Funding Ltd	5.800	02/03/31	2,380,677
		TOTAL OMAN			4,025,990

PAKISTAN - 0.1%
950,000	g	Third Pakistan International Sukuk Co Ltd	5.625	12/05/22	977,338
		TOTAL PAKISTAN			977,338

307

TIAA-CREF FUNDS – Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

PANAMA - 1.3%
	$2,750,000	g	Banistmo S.A.	4.250%	07/31/27	$2,920,156
	1,175,000	g	Cable Onda S.A.	4.500	01/30/30	1,245,500
	2,000,000	g	Empresa de Transmision Electrica S.A.	5.125	05/02/49	2,196,000
	1,025,000	g	ENA Master Trust	4.000	05/19/48	1,036,531
	1,676,150	g	UEP Penonome II S.A.	6.500	10/01/38	1,676,167
			TOTAL PANAMA			9,074,354

PERU - 2.2%
PEN	9,000,000	g	Alicorp SAA	6.875	04/17/27	2,681,311
	$2,825,000	g	Banco de Credito del Peru	3.125	07/01/30	2,797,456
	1,625,000	g	Banco de Credito del Peru	3.250	09/30/31	1,596,562
	1,500,000	g	Banco Internacional del Peru SAA Interbank	4.000	07/08/30	1,452,000
	2,300,000	e,g	Inkia Energy Ltd	5.875	11/09/27	2,331,234
	975,000	g	Lima Metro Line 2 Finance Ltd	4.350	04/05/36	1,003,031
	2,750,000	g	Petroleos del Peru S.A.	5.625	06/19/47	2,832,500
	1,125,000	g	Volcan Cia Minera SAA	4.375	02/11/26	1,109,734
			TOTAL PERU			15,803,828

RUSSIA - 0.8%
	3,000,000	g	LUKOIL Securities BV	3.875	05/06/30	3,152,400
	2,750,000	g	Sovcombank Via SovCom Capital DAC	3.400	01/26/25	2,753,108
			TOTAL RUSSIA			5,905,508

SAUDI ARABIA - 0.5%
	3,500,000	g	Arabian Centres Sukuk II Ltd	5.625	10/07/26	3,611,510
			TOTAL SAUDI ARABIA			3,611,510

SOUTH AFRICA - 3.1%
	2,000,000	g	Eskom Holdings SOC Ltd	6.750	08/06/23	2,084,944
	2,000,000	g	Eskom Holdings SOC Ltd	7.125	02/11/25	2,090,282
	925,000	g	Eskom Holdings SOC Ltd	6.350	08/10/28	1,004,267
	1,600,000	g	Eskom Holdings SOC Ltd	8.450	08/10/28	1,766,512
	2,300,000	g	Gold Fields Orogen Holdings BVI Ltd	6.125	05/15/29	2,708,250
	1,400,000	e,g	Liquid Telecommunications Financing PLC	5.500	09/04/26	1,474,401
	1,829,000	g,o	Petra Diamonds US Treasury plc	10.500	03/08/26	1,783,275
	3,000,000		Sasol Financing USA LLC	5.875	03/27/24	3,199,500
	2,575,000		Sasol Financing USA LLC	4.375	09/18/26	2,632,938
	3,000,000	g	Transnet SOC Ltd	4.000	07/26/22	3,058,021
			TOTAL SOUTH AFRICA			21,802,390

SPAIN - 0.4%
	3,000,000	g	EnfraGen Energia Sur S.A.	5.375	12/30/30	2,977,500
			TOTAL SPAIN			2,977,500

TANZANIA, UNITED REPUBLIC OF - 0.4%
	3,050,000		AngloGold Ashanti Holdings plc	3.750	10/01/30	3,154,457
			TOTAL TANZANIA, UNITED REPUBLIC OF			3,154,457
308

TIAA-CREF FUNDS – Emerging Markets Debt Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

THAILAND - 0.8%
$3,000,000	g	Bangkok Bank PCL	5.000%	N/A‡	$3,150,000
2,750,000	g	PTTEP Treasury Center Co Ltd	3.903	12/06/59	2,759,953
		TOTAL THAILAND			5,909,953

TRINIDAD AND TOBAGO - 0.3%
2,350,000	g	National Gas Company of Trinidad and Tobago Limited	6.050	01/15/36	2,470,461
		TOTAL TRINIDAD AND TOBAGO			2,470,461

TURKEY - 1.7%
2,000,000	g	Akbank T.A.S.	6.800	02/06/26	2,068,734
1,900,000	g	Akbank T.A.S.	7.200	03/16/27	1,907,957
500,000	g	Akbank T.A.S.	6.797	04/27/28	493,400
2,000,000	g	Turkiye Garanti Bankasi AS.	6.125	05/24/27	1,984,400
3,000,000	e,g	Turkiye Vakiflar Bankasi TAO	6.500	01/08/26	3,001,396
2,325,000	g	Ulker Biskuvi Sanayi AS.	6.950	10/30/25	2,506,995
		TOTAL TURKEY			11,962,882

UKRAINE - 1.4%
1,500,000	g	Kernel Holding S.A.	6.750	10/27/27	1,572,254
450,000	g	Metinvest BV	7.650	10/01/27	479,931
2,250,000	g	Metinvest BV	7.750	10/17/29	2,400,750
2,000,000		NAK Naftogaz Ukraine via Kondor Finance plc	7.375	07/19/22	2,021,878
2,000,000	g	NAK Naftogaz Ukraine via Kondor Finance plc	7.625	11/08/26	1,995,708
1,200,000	g	Ukreximbank Via Biz Finance plc	9.750	01/22/25	1,287,000
		TOTAL UKRAINE			9,757,521

UNITED ARAB EMIRATES - 0.9%
1,975,000	g	Abu Dhabi Crude Oil Pipeline LLC	4.600	11/02/47	2,263,014
1,325,000	g	DAE Funding LLC	3.375	03/20/28	1,322,441
2,100,000	g	DP World Ltd	5.625	09/25/48	2,546,250
		TOTAL UNITED ARAB EMIRATES			6,131,705

ZAMBIA - 0.5%
3,000,000	g	First Quantum Minerals Ltd	6.875	10/15/27	3,292,500
		TOTAL ZAMBIA			3,292,500

		TOTAL CORPORATE BONDS			331,813,123
		(Cost $324,539,457)

GOVERNMENT BONDS - 48.2%

ANGOLA - 0.9%
2,250,000	g	Angolan Government International Bond	8.250	05/09/28	2,308,003
1,775,000	g	Angolan Government International Bond	8.000	11/26/29	1,787,138
2,500,000	g	Angolan Government International Bond	9.375	05/08/48	2,573,090
		TOTAL ANGOLA			6,668,231

ARGENTINA - 0.6%
401,364		Argentina Republic Government International Bond	1.000	07/09/29	152,121
1,481,000		Argentina Republic Government International Bond	0.125	07/09/41	529,457
309

TIAA-CREF FUNDS – Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

	$1,494,380		Argentina Republic Government International Bond (Step Bond)	0.125%	07/09/30	$541,713
	5,134,989		Argentine Republic Government International Bond (Step Bond)	0.125	07/09/35	1,617,573
	2,650,000	†,g	Provincia de Buenos Aires	7.875	06/15/27	1,159,375
			TOTAL ARGENTINA			4,000,239

AZERBAIJAN - 0.5%
	3,023,000	g	Southern Gas Corridor CJSC	6.875	03/24/26	3,627,842
			TOTAL AZERBAIJAN			3,627,842

BAHRAIN - 0.7%
	1,925,000	g	Bahrain Government International Bond	4.250	01/25/28	1,927,497
	2,450,000	g	CBB International Sukuk Programme Co SPC	6.250	11/14/24	2,689,764
			TOTAL BAHRAIN			4,617,261

BARBADOS - 0.5%
	3,314,800	g	Barbados Government International Bond	6.500	10/01/29	3,372,809
			TOTAL BARBADOS			3,372,809

BENIN - 0.3%
EUR	1,000,000	g	Benin Government International Bond	4.875	01/19/32	1,202,927
	625,000	g	Benin Government International Bond	6.875	01/19/52	788,961
			TOTAL BENIN			1,991,888

BERMUDA - 0.4%
	$2,000,000	g	Bermuda Government International Bond	4.750	02/15/29	2,313,200
	595,000	g	Bermuda Government International Bond	2.375	08/20/30	587,562
			TOTAL BERMUDA			2,900,762

BRAZIL - 1.6%
BRL	2,500,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/23	485,813
	9,475,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/25	1,862,033
	5,982,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/27	1,173,852
	$3,100,000		Brazilian Government International Bond	3.875	06/12/30	3,077,246
	2,050,000		Brazilian Government International Bond	5.625	02/21/47	2,161,458
	2,000,000		Brazilian Government International Bond	4.750	01/14/50	1,877,000
			TOTAL BRAZIL			10,637,402

CHINA - 0.7%
CNY	6,400,000		China Government International Bond	2.880	11/05/23	991,999
	3,200,000		China Government International Bond	3.270	11/19/30	498,373
	2,400,000		China Government International Bond	2.360	07/02/23	367,762
	17,000,000		China Government International Bond	3.120	12/05/26	2,641,883
			TOTAL CHINA			4,500,017

COLOMBIA - 1.0%
	$3,000,000		Colombia Government International Bond	3.000	01/30/30	2,941,200
	1,850,000		Colombia Government International Bond	3.250	04/22/32	1,814,702
COP	8,057,000,000		Colombian TES	6.250	07/09/36	1,886,925
			TOTAL COLOMBIA			6,642,827
310

TIAA-CREF FUNDS – Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

COSTA RICA - 0.3%
	$2,500,000	g	Costa Rica Government International Bond	5.625%	04/30/43	$2,325,000
			TOTAL COSTA RICA			2,325,000

COTE D’IVOIRE - 0.4%
	2,757,085	g	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	2,781,817
			TOTAL COTE D’IVOIRE			2,781,817

DOMINICAN REPUBLIC - 2.2%
	3,425,000	g	Dominican Republic Government International Bond	6.875	01/29/26	3,998,687
DOP	22,500,000	g	Dominican Republic Government International Bond	9.750	06/05/26	433,687
	27,000,000	g	Dominican Republic Government International Bond	11.250	02/05/27	549,651
	74,000,000	g	Dominican Republic Government International Bond	10.375	01/11/30	1,479,434
	$4,000,000	g	Dominican Republic Government International Bond	4.875	09/23/32	4,186,000
	3,060,000	g	Dominican Republic Government International Bond	7.450	04/30/44	3,694,950
	1,050,000	g	Dominican Republic International Bond	5.300	01/21/41	1,067,325
			TOTAL DOMINICAN REPUBLIC			15,409,734

ECUADOR - 1.0%
	744,229	g	Ecuador Government International Bond	0.000	07/31/30	405,605
	3,634,600	g	Ecuador Government International Bond (Step Bond)	0.500	07/31/30	3,034,891
	4,637,020	g	Ecuador Government International Bond (Step Bond)	0.500	07/31/35	3,153,220
	1,520,900	g	Ecuador Government International Bond (Step Bond)	0.500	07/31/40	904,951
	170,417	g	Petroamazonas EP	4.625	12/06/21	165,304
			TOTAL ECUADOR			7,663,971

EGYPT - 2.4%
EGP	12,500,000		Egypt Government International Bond	16.000	06/11/22	815,281
	$1,275,000	g	Egypt Government International Bond	5.750	05/29/24	1,346,911
	1,450,000	g	Egypt Government International Bond	7.600	03/01/29	1,572,166
EUR	500,000	g	Egypt Government International Bond	5.625	04/16/30	602,768
	$5,225,000	g	Egypt Government International Bond	5.875	02/16/31	5,037,951
	2,725,000	g	Egypt Government International Bond	7.053	01/15/32	2,789,581
	4,050,000	g	Egypt Government International Bond	8.500	01/31/47	4,179,178
	1,000,000	g	Egypt Government International Bond	8.150	11/20/59	987,500
			TOTAL EGYPT			17,331,336

EL SALVADOR - 0.7%
	2,000,000	g	El Salvador Government International Bond	7.650	06/15/35	2,092,800
	3,100,000	g	El Salvador Government International Bond	7.625	02/01/41	3,178,430
			TOTAL EL SALVADOR			5,271,230

GHANA - 1.6%
GHS	2,965,000	†,g	Citigroup Global Markets Holdings, Inc	24.500	06/28/21	519,312
	$2,250,000	g	Ghana Government International Bond	0.000	04/07/25	1,769,175
	2,000,000	g	Ghana Government International Bond	7.750	04/07/29	2,044,418
	2,825,000	g	Ghana Government International Bond	8.125	03/26/32	2,846,381
	2,000,000	g	Ghana Government International Bond	8.627	06/16/49	1,940,000
	1,000,000	g	Ghana Government International Bond	8.750	03/11/61	967,560
311

TIAA-CREF FUNDS – Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

GHS	6,658,000		Republic of Ghana Government Bonds	16.500%	02/06/23	$1,140,389
			TOTAL GHANA			11,227,235

GREECE - 0.5%
EUR	2,850,000	g	Hellenic Republic Government International Bond	2.000	04/22/27	3,758,415
			TOTAL GREECE			3,758,415

GUATEMALA - 0.9%
	$1,950,000	g	Guatemala Government International Bond	4.500	05/03/26	2,140,125
	1,275,000	g	Guatemala Government International Bond	5.375	04/24/32	1,469,437
	2,375,000	g	Guatemala Government International Bond	6.125	06/01/50	2,850,000
			TOTAL GUATEMALA			6,459,562

HONDURAS - 0.2%
	1,525,000	g	Honduras Government International Bond	6.250	01/19/27	1,673,687
			TOTAL HONDURAS			1,673,687

INDIA - 0.8%
	3,000,000	g	Export-Import Bank of India	3.250	01/15/30	3,011,358
	2,700,000	g	Export-Import Bank of India	2.250	01/13/31	2,483,974
			TOTAL INDIA			5,495,332

INDONESIA - 1.0%
	1,275,000	g	Indonesia Government International Bond	4.625	04/15/43	1,433,812
IDR	18,150,000,000		Indonesia Treasury Bond	8.375	09/15/26	1,399,549
	8,730,000,000		Indonesia Treasury Bond	7.000	09/15/30	623,139
	21,300,000,000		Indonesia Treasury Bond	8.375	03/15/34	1,630,641
	$1,900,000	e,g	Perusahaan Penerbit SBSN Indonesia III	2.800	06/23/30	1,935,663
			TOTAL INDONESIA			7,022,804

IRAQ - 0.8%
	2,850,000	g	Iraq Government International Bond	6.752	03/09/23	2,898,599
	2,887,500	g	Iraq Government International Bond	5.800	01/15/28	2,781,413
			TOTAL IRAQ			5,680,012

ISRAEL - 0.1%
	825,000		State of Israel	3.800	05/13/60	899,484
			TOTAL ISRAEL			899,484

JAMAICA - 1.3%
	500,000		Jamaica Government International Bond	7.625	07/09/25	582,500
	2,950,000		Jamaica Government International Bond	8.000	03/15/39	4,144,750
	3,135,000		Jamaica Government International Bond	7.875	07/28/45	4,373,325
			TOTAL JAMAICA			9,100,575

JORDAN - 0.9%
	4,050,000	g	Jordan Government International Bond	4.950	07/07/25	4,188,934
	2,000,000	g	Jordan Government International Bond	7.375	10/10/47	2,096,008
			TOTAL JORDAN			6,284,942
312

TIAA-CREF FUNDS – Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

KAZAKHSTAN - 0.5%
	$1,600,000	g	Kazakhstan Government International Bond	6.500%	07/21/45	$2,312,686
KZT	615,000,000	†	National Bank of Kazakhstan Notes	0.000	07/23/21	1,400,304
			TOTAL KAZAKHSTAN			3,712,990

KENYA - 1.0%
	$1,950,000	g	Kenya Government International Bond	6.875	06/24/24	2,159,740
	900,000	g	Kenya Government International Bond	7.000	05/22/27	978,535
	2,250,000	g	Kenya Government International Bond	8.000	05/22/32	2,464,613
	1,325,000	g	Kenya Government International Bond	8.250	02/28/48	1,414,543
			TOTAL KENYA			7,017,431

LEBANON - 0.2%
	3,200,000	†,q	Lebanon Government International Bond	6.250	11/04/24	389,286
	3,800,000	†,q	Lebanon Government International Bond	6.850	03/23/27	470,820
			TOTAL LEBANON			860,106

MALAYSIA - 0.1%
MYR	4,000,000		Malaysia Government International Bond	3.828	07/05/34	973,225
			TOTAL MALAYSIA			973,225

MEXICO - 1.6%
MXN	38,600,000		Mexican Bonos	7.500	06/03/27	2,022,665
	41,700,000		Mexican Bonos	7.750	05/29/31	2,184,263
	$2,775,000		Mexico Government International Bond	4.750	04/27/32	3,117,713
	3,500,000		Mexico Government International Bond	4.280	08/14/41	3,570,000
	775,000		Mexico Government International Bond	3.771	05/24/61	690,944
			TOTAL MEXICO			11,585,585

MONGOLIA - 0.4%
	2,425,000	g	Mongolia Government International Bond	5.125	04/07/26	2,599,775
			TOTAL MONGOLIA			2,599,775

MOROCCO - 0.7%
	1,000,000	g	Morocco Government International Bond	2.375	12/15/27	973,096
	525,000	g	Morocco Government International Bond	3.000	12/15/32	498,794
	2,850,000	g	Morocco Government International Bond	5.500	12/11/42	3,165,267
	525,000	g	Morocco Government International Bond	4.000	12/15/50	472,899
			TOTAL MOROCCO			5,110,056

NIGERIA - 1.1%
	1,700,000	g	Nigeria Government International Bond	7.625	11/21/25	1,934,641
	3,475,000	g	Nigeria Government International Bond	6.500	11/28/27	3,673,345
	2,000,000	g	Nigeria Government International Bond	7.696	02/23/38	2,052,700
			TOTAL NIGERIA			7,660,686

OMAN - 1.6%
	1,975,000	g	Oman Government International Bond	5.375	03/08/27	2,062,761
	4,750,000	g	Oman Government International Bond	6.750	10/28/27	5,331,808
313

TIAA-CREF FUNDS – Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

	$1,500,000	g	Oman Government International Bond	6.250%	01/25/31	$1,613,216
	1,200,000	g	Oman Government International Bond	6.500	03/08/47	1,173,000
	1,025,000	g	Oman Government International Bond	6.750	01/17/48	1,021,945
			TOTAL OMAN			11,202,730

PAKISTAN - 0.9%
	3,200,000	g	Pakistan Government International Bond	6.875	12/05/27	3,346,320
	2,500,000	g	Pakistan Government International Bond	7.375	04/08/31	2,628,636
			TOTAL PAKISTAN			5,974,956

PANAMA - 0.4%
	2,850,000		Panama Notas del Tesoro	3.750	04/17/26	3,065,175
			TOTAL PANAMA			3,065,175

PARAGUAY - 0.5%
	1,800,000	g	Paraguay Government International Bond	2.739	01/29/33	1,714,500
	1,900,000	g	Paraguay Government International Bond	5.400	03/30/50	2,140,369
			TOTAL PARAGUAY			3,854,869

PERU - 0.9%
	3,000,000	g	Corp Financiera de Desarrollo S.A.	2.400	09/28/27	2,869,530
	2,000,000		Peruvian Government International Bond	2.783	01/23/31	2,000,000
PEN	4,450,000	g	Peruvian Government International Bond	6.950	08/12/31	1,315,767
			TOTAL PERU			6,185,297

PHILIPPINES - 0.1%
EUR	820,000		Philippine Government International Bond	1.200	04/28/33	977,930
			TOTAL PHILIPPINES			977,930

QATAR - 0.7%
	$2,150,000	g	Qatar Government International Bond	3.750	04/16/30	2,408,897
	2,200,000	g	Qatar Government International Bond	4.400	04/16/50	2,563,000
			TOTAL QATAR			4,971,897

REPUBLIC OF SERBIA - 0.6%
	2,725,000	g	Serbia Government International Bond	2.125	12/01/30	2,509,074
RSD	147,700,000		Serbia Treasury Bonds	4.500	08/20/32	1,666,024
			TOTAL REPUBLIC OF SERBIA			4,175,098

ROMANIA - 0.8%
RON	3,550,000		Romania Government International Bond	4.150	01/26/28	934,004
	$3,380,000	g	Romanian Government International Bond	3.000	02/14/31	3,438,267
	1,400,000	g	Romanian Government International Bond	4.000	02/14/51	1,391,935
			TOTAL ROMANIA			5,764,206

RUSSIA - 1.3%
RUB	105,300,000		Russian Federal Bond-OFZ	7.100	10/16/24	1,439,439
	75,000,000		Russian Federal Bond-OFZ	7.950	10/07/26	1,061,243
	64,000,000		Russian Federal Bond-OFZ	7.650	04/10/30	892,694
	$2,200,000	g	Russian Foreign Bond - Eurobond	4.375	03/21/29	2,464,603
	2,800,000	g	Russian Foreign Bond - Eurobond	5.100	03/28/35	3,296,076
			TOTAL RUSSIA			9,154,055
314

TIAA-CREF FUNDS – Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

RWANDA - 0.4%
	$2,500,000	g	Rwanda Government International Bond	6.625%	05/02/23	$2,631,790
			TOTAL RWANDA			2,631,790

SAUDI ARABIA - 1.3%
	1,000,000	g	Saudi Government International Bond	2.900	10/22/25	1,062,932
	2,400,000	g	Saudi Government International Bond	3.250	10/26/26	2,579,098
	2,500,000	g	Saudi Government International Bond	2.250	02/02/33	2,359,030
	2,000,000	g	Saudi Government International Bond	3.750	01/21/55	1,981,336
	1,500,000	g	Saudi Government International Bond	3.450	02/02/61	1,408,415
			TOTAL SAUDI ARABIA			9,390,811

SENEGAL - 0.4%
	950,000	g	Senegal Government International Bond	6.250	05/23/33	995,663
	1,900,000	g	Senegal Government International Bond	6.750	03/13/48	1,909,538
			TOTAL SENEGAL			2,905,201

SOUTH AFRICA - 1.5%
	1,025,000		Republic of South Africa Government International Bond	5.650	09/27/47	985,333
	1,500,000		Republic of South Africa Government International Bond	5.750	09/30/49	1,444,134
ZAR	7,500,000		South Africa Government International Bond	10.500	12/21/26	589,492
	$3,000,000		South Africa Government International Bond	4.300	10/12/28	3,013,360
ZAR	59,300,000		South Africa Government International Bond	7.000	02/28/31	3,395,390
	$1,250,000		South Africa Government International Bond	5.375	07/24/44	1,187,350
			TOTAL SOUTH AFRICA			10,615,059

SRI LANKA - 0.5%
	800,000	g	Sri Lanka Government International Bond	5.750	04/18/23	576,696
	925,000	g	Sri Lanka Government International Bond	6.850	11/03/25	613,590
	1,000,000	g	Sri Lanka Government International Bond	6.825	07/18/26	656,790
	1,650,000	g	Sri Lanka Government International Bond	7.550	03/28/30	1,074,645
			TOTAL SRI LANKA			2,921,721

SUPRANATIONAL - 0.4%
	2,975,000	g	Banque Ouest Africaine de Developpement	4.700	10/22/31	3,167,654
			TOTAL SUPRANATIONAL			3,167,654

THAILAND - 0.2%
THB	11,000,000		Thailand Government International Bond	2.875	12/17/28	386,846
	35,700,000		Thailand Government International Bond	3.400	06/17/36	1,313,644
			TOTAL THAILAND			1,700,490

TRINIDAD AND TOBAGO - 0.2%
	$1,050,000	g	Trinidad & Tobago Government International Bond	4.500	06/26/30	1,098,090
			TOTAL TRINIDAD AND TOBAGO			1,098,090
315

TIAA-CREF FUNDS – Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

TUNISIA - 0.1%
	$1,100,000	g	Banque Centrale de Tunisie S.A.	5.750%	01/30/25	$1,029,640
			TOTAL TUNISIA			1,029,640

TURKEY - 1.8%
	2,000,000		Turkey Government International Bond	5.125	02/17/28	1,880,874
	2,500,000		Turkey Government International Bond	5.250	03/13/30	2,288,928
	1,500,000		Turkey Government International Bond	5.875	06/26/31	1,405,552
	4,350,000		Turkey Government International Bond	4.875	04/16/43	3,349,848
	625,000		Turkey Government International Bond	6.625	02/17/45	572,675
	3,000,000	g	Turkiye Ihracat Kredit Bankasi	5.375	10/24/23	3,009,136
			TOTAL TURKEY			12,507,013

UGANDA - 0.3%
UGX	6,750,000,000		Republic of Uganda Government Bonds	14.250	08/23/29	1,795,215
			TOTAL UGANDA			1,795,215

UKRAINE - 2.2%
UAH	37,000,000		Ukraine Government International Bond	15.840	02/26/25	1,426,808
	$5,000,000	g	Ukraine Government International Bond	7.750	09/01/25	5,384,800
	1,450,000	g	Ukraine Government International Bond	9.750	11/01/28	1,676,702
EUR	1,075,000	g	Ukraine Government International Bond	4.375	01/27/30	1,184,376
	$3,500,000	g	Ukraine Government International Bond	7.253	03/15/33	3,502,701
	2,320,000	g	Ukraine Government International Bond	1.258	05/31/40	2,443,656
			TOTAL UKRAINE			15,619,043

UNITED ARAB EMIRATES - 0.7%
	3,000,000	g	Abu Dhabi Government International Bond	2.700	09/02/70	2,597,041
	2,650,000		Emirate of Dubai Government International Bonds	3.900	09/09/50	2,443,027
			TOTAL UNITED ARAB EMIRATES			5,040,068

URUGUAY - 1.2%
UYU	62,000,000		Uruguay Government International Bond	9.875	06/20/22	1,464,439
	$5,303,796		Uruguay Government International Bond	4.375	01/23/31	6,166,458
	700,000		Uruguay Government International Bond	4.975	04/20/55	868,518
			TOTAL URUGUAY			8,499,415

UZBEKISTAN - 0.9%
UZS	7,990,000,000	g	Republic of Uzbekistan Bond	14.500	11/25/23	760,596
	$675,000	g	Republic of Uzbekistan Bond	3.700	11/25/30	671,299
	4,550,000	g	Republic of Uzbekistan Government International Bond	5.375	02/20/29	5,081,835
			TOTAL UZBEKISTAN			6,513,730

ZAMBIA - 0.4%
	400,000	†,g	Zambia Government International Bond	5.375	09/20/22	239,660
	3,900,000	†,g	Zambia Government International Bond	8.500	04/14/24	2,378,906
	750,000	†,g	Zambia Government International Bond	8.970	07/30/27	452,568
			TOTAL ZAMBIA			3,071,134

			TOTAL GOVERNMENT BONDS			340,696,555
			(Cost $343,246,098)
316

TIAA-CREF FUNDS – Emerging Markets Debt Fund

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

STRUCTURED ASSETS - 0.4%

TURKEY - 0.4%
	$1,076,923	†,i	ARTS Ltd	LIBOR 3 M + 1.780%	1.964%	09/15/21	$1,071,539
			Series - 2016 53 (Class NOTE)
	1,166,667	†,i	Garanti Diversified Payment Rights Finance Co Series - 2016 A (Class A)	LIBOR 3 M + 3.172%	3.366	10/09/21	1,160,833
			TOTAL TURKEY				2,232,372

			TOTAL STRUCTURED ASSETS				2,232,372
			(Cost $2,224,408)

			TOTAL BONDS				674,742,050
			(Cost $670,009,963)

SHARES			COMPANY

COMMON STOCKS - 0.2%

BRAZIL - 0.0%
	151,162	*	Oi S.A. (ADR)				231,278
			TOTAL BRAZIL				231,278

UNITED STATES - 0.2%
	48,641,231	*	Petra Diamonds				994,137
			TOTAL UNITED STATES				994,137

			TOTAL COMMON STOCKS				1,225,415
			(Cost $1,959,028)

PRINCIPAL			ISSUER

SHORT-TERM INVESTMENTS - 3.8%

EGYPT - 0.4%
EGP	26,900,000		Egypt Treasury Bill		0.000	05/18/21	1,710,188
	8,500,000		Egypt Treasury Bill		0.000	08/03/21	525,389
	8,600,000		Egypt Treasury Bill		0.000	12/07/21	508,681
			TOTAL EGYPT				2,744,258

UNITED STATES - 1.0%
	$2,000,000		Federal Home Loan Bank (FHLB)		0.005	05/19/21	2,000,000
	5,040,000	r	Fixed Income Clearing Corp (FICC)		0.005	05/03/21	5,040,000
			TOTAL UNITED STATES				7,040,000
317

TIAA-CREF FUNDS – Emerging Markets Debt Fund

SHARES		COMPANY	RATE	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.4%

UNITED STATES - 2.4%
17,039,061	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.020%	$17,039,061
		TOTAL UNITED STATES		17,039,061
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES		17,039,061

		TOTAL SHORT-TERM INVESTMENTS		26,823,319
		(Cost $26,810,692)
		TOTAL INVESTMENTS - 100.6%		710,128,909
		(Cost $705,976,705)
		OTHER ASSETS & LIABILITIES, NET - (0.6)%		(3,977,802)
		NET ASSETS - 100.0%		$706,151,107

Abbreviation(s):
ADR	American Depositary Receipt
BRL	Brazilian Real
CNY	Chinese Yuan
COP	Colombian Peso
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
GHS	Ghanaian Cedi
IDR	Indonesian Rupiah
KZT	Kazakhstani Tenge
LIBOR	London Interbank Offered Rate
M	Month
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
RON	Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
THB	Thai Baht
UAH	Ukrainian Hryvnia
UGX	Ugandan Shilling
UYU	Uruguayan Peso
UZS	Uzbekistani so‘m
ZAR	South African Rand

*	Non-income producing
‡	Perpetual security
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $16,587,627.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2021, the aggregate value of these securities is $522,166,679 or 73.9% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
o	Payment in Kind Bond
q	In default
r	Agreement with Fixed Income Clearing Corporation, 0.005% dated 4/30/2021 to be repurchased at $5,040,000 on 5/3/2021, collateralized by U.S. Treasury Notes valued at $5,140,816.
318

TIAA-CREF FUNDS – Emerging Markets Debt Fund

Forward foreign currency contracts outstanding as of April 30, 2021 were as follows:

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$2,341,007	PEN	9,000,000	Citibank, N.A.	07/30/21	$(37,617)

Abbreviation(s):

PEN Peruvian Sol

319

TIAA-CREF FUNDS – Emerging Markets Debt Fund

TIAA-CREF FUNDS
EMERGING MARKETS DEBT FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
April 30, 2021

SECTOR	VALUE	% OF NET ASSETS

GOVERNMENT	$340,696,555	48.2%
ENERGY	62,028,047	8.8
FINANCIALS	59,913,383	8.5
UTILITIES	53,323,839	7.6
MATERIALS	42,177,513	6.0
INDUSTRIALS	40,158,578	5.7
COMMUNICATION SERVICES	36,808,798	5.2
CONSUMER STAPLES	19,349,970	2.7
CONSUMER DISCRETIONARY	13,415,444	1.9
REAL ESTATE	11,119,275	1.6
ASSET BACKED SECURITIES	2,232,372	0.3
INFORMATION TECHNOLOGY	2,081,816	0.3
SHORT-TERM INVESTMENTS	26,823,319	3.8
OTHER ASSETS & LIABILITIES, NET	(3,977,802)	(0.6)

NET ASSETS	$706,151,107	100.0%

320

TIAA-CREF FUNDS – International Bond Fund

TIAA-CREF FUNDS

INTERNATIONAL BOND FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2021

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 1.0%

AUSTRALIA - 0.1%
	$388,256	i	Hamilton HoldCo LLC	LIBOR 3 M + 2.000%	2.210%	01/02/27	$383,725
			TOTAL AUSTRALIA				383,725

CANADA - 0.1%
	391,873	i	1011778 BC ULC	LIBOR 1M + 1.750%	1.863	11/19/26	385,442
			TOTAL CANADA				385,442

IRELAND - 0.1%
	261,086	i	Avolon TLB Borrower US LLC	LIBOR 1M + 1.750%	2.500	01/15/25	259,373
	346,500	i	Avolon TLB Borrower US LLC	LIBOR 1M + 1.500%	2.250	02/12/27	340,807
			TOTAL IRELAND				600,180

LUXEMBOURG - 0.1%
	431,701	i	Ineos US Finance LLC	LIBOR 1M + 2.000%	2.113	03/31/24	426,521
			TOTAL LUXEMBOURG				426,521

UNITED STATES - 0.6%
	336,425	i	American Airlines, Inc	LIBOR 1M + 2.000%	2.115	12/14/23	323,705
	365,786	i	Bausch Health Americas, Inc	LIBOR 1M + 3.000%	3.109	06/02/25	365,076
	263,992	i	Change Healthcare Holdings LLC	LIBOR 1M and LIBOR 3M + 2.500%	3.500	03/01/24	263,572
	315,896	i	Dell International LLC	LIBOR 1M + 1.750%	2.000	09/19/25	315,529
	120,625	i	Endo International PLC	LIBOR 3M + 4.250%	5.000	04/29/24	117,308
	44,027	i	Endo Luxembourg Finance Co I Sarl	LIBOR 1M + 5.000%	5.750	03/27/28	42,816
	348,911	i	Nielsen Finance LLC	LIBOR 1M + 2.000%	2.113	10/04/23	347,959
	409,461	i	Plantronics, Inc	LIBOR 1M + 2.500%	2.609	07/02/25	403,946
	338,254	i	Sabre GLBL, Inc	LIBOR 1M + 2.000%	2.113	02/22/24	333,843
	414,527	i	Samsonite IP Holdings Sarl	LIBOR 1M + 1.750%	1.863	04/25/25	407,123
	328,163	i	Team Health Holdings, Inc	LIBOR 1M + 2.750%	3.750	02/06/24	305,080
			TOTAL UNITED STATES				3,225,957

			TOTAL BANK LOAN OBLIGATIONS				5,021,825
			(Cost $5,107,986)

BONDS - 92.5%

CORPORATE BONDS - 20.3%

AUSTRALIA - 0.3%
EUR	700,000	z	Australia & New Zealand Banking Group Ltd		0.669	05/05/31	838,899
	$325,000	g	Santos Finance Ltd		3.649	04/29/31	324,379
			TOTAL AUSTRALIA				1,163,278
321

TIAA-CREF FUNDS – International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

BRAZIL - 0.0%
	$200,000	g	Natura Cosmeticos S.A.	4.125%	05/03/28	$203,000
			TOTAL BRAZIL			203,000

CANADA - 0.5%
EUR	250,000	g	Fairfax Financial Holdings Ltd	2.750	03/29/28	325,869
	$750,000	g	GFL Environmental, Inc	4.250	06/01/25	772,500
	650,000	g	MEG Energy Corp	5.875	02/01/29	666,250
	500,000	g	Nova Chemicals Corp	4.875	06/01/24	527,130
	500,000	g	Parkland Fuel Corp	5.875	07/15/27	532,400
			TOTAL CANADA			2,824,149

CHILE - 0.5%
	300,000		Celulosa Arauco y Constitucion S.A.	3.875	11/02/27	322,875
	250,000	g	Celulosa Arauco y Constitucion S.A.	4.250	04/30/29	272,190
	200,000	g	Celulosa Arauco y Constitucion S.A.	4.200	01/29/30	216,000
	425,000	g	Corp Nacional del Cobre de Chile	3.625	08/01/27	464,147
	325,000	g	Corp Nacional del Cobre de Chile	3.150	01/15/51	299,390
	425,000	g	Embotelladora Andina S.A.	3.950	01/21/50	447,317
	200,000		Enel Chile S.A.	4.875	06/12/28	230,602
	200,000	g	Inversiones CMPC S.A.	3.850	01/13/30	212,900
			TOTAL CHILE			2,465,421

CHINA - 0.3%
	500,000	g	ENN Energy Holdings Ltd	2.625	09/17/30	487,300
	350,000		JD.com, Inc	3.375	01/14/30	365,290
EUR	125,000	g	Prosus NV	2.031	08/03/32	154,541
	$250,000	g	Tencent Holdings Ltd	3.975	04/11/29	272,977
			TOTAL CHINA			1,280,108

COLOMBIA - 0.2%
	350,000		Bancolombia S.A.	3.000	01/29/25	358,754
	300,000		Ecopetrol S.A.	5.375	06/26/26	336,660
	75,000		Ecopetrol S.A.	6.875	04/29/30	90,938
			TOTAL COLOMBIA			786,352

CZECH REPUBLIC - 0.1%
EUR	400,000	z	CEZ AS.	0.875	11/21/22	486,578
			TOTAL CZECH REPUBLIC			486,578

DENMARK - 0.1%
GBP	500,000		Danske Bank A.S.	2.250	01/14/28	706,522
			TOTAL DENMARK			706,522

FRANCE - 1.0%
EUR	600,000		Airbus SE	1.625	06/09/30	780,325
	250,000	g	Altice France S.A.	5.875	02/01/27	320,099
	600,000	g	Altice France S.A.	3.375	01/15/28	710,375
	600,000		Electricite de France S.A.	2.000	10/02/30	815,760
	300,000	z	La Poste S.A.	0.625	01/18/36	342,664
GBP	700,000	z	Societe Generale S.A.	1.250	12/07/27	930,066
322

TIAA-CREF FUNDS – International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

EUR	500,000	z	Societe Generale S.A.	0.500%	06/12/29	$587,400
			TOTAL FRANCE			4,486,689

GERMANY - 0.7%
	$700,000		Deutsche Bank AG.	2.129	11/24/26	709,041
EUR	750,000	g,o	IHO Verwaltungs GmbH	3.750	09/15/26	924,230
	600,000		Volkswagen Bank GmbH	2.500	07/31/26	803,371
GBP	800,000		Volkswagen International Finance NV	3.375	11/16/26	1,215,020
			TOTAL GERMANY			3,651,662

INDIA - 0.3%
	$200,000	g	Adani Ports & Special Economic Zone Ltd	3.375	07/24/24	209,109
	625,000	g	Bharti Airtel Ltd	3.250	06/03/31	609,650
	475,000	g	ICICI Bank Ltd	3.800	12/14/27	505,702
	200,000	g	Indian Railway Finance Corp Ltd	3.249	02/13/30	197,674
	250,000	z	Power Finance Corp Ltd	3.350	05/16/31	239,766
	225,000	g	UltraTech Cement Ltd	2.800	02/16/31	210,300
			TOTAL INDIA			1,972,201

INDONESIA - 0.2%
	225,000	g	Pelabuhan Indonesia III Persero PT	4.500	05/02/23	238,500
	200,000	g	Pertamina Persero PT	3.650	07/30/29	211,499
	225,000	g	Perusahaan Listrik Negara PT	4.875	07/17/49	241,808
			TOTAL INDONESIA			691,807

IRELAND - 0.2%
EUR	1,000,000	z	Bank of Ireland Group plc	0.375	05/10/27	1,195,453
			TOTAL IRELAND			1,195,453

ISRAEL - 0.2%
	$300,000	g	Bank Leumi Le-Israel BM	3.275	01/29/31	309,000
	625,000	g	Israel Electric Corp Ltd	4.250	08/14/28	694,554
			TOTAL ISRAEL			1,003,554

ITALY - 0.3%
	700,000	g	Intesa Sanpaolo S.p.A	5.710	01/15/26	784,955
	750,000	g	UniCredit S.p.A	2.569	09/22/26	756,209
			TOTAL ITALY			1,541,164

JAPAN - 0.5%
EUR	500,000	z	Mitsubishi UFJ Financial Group, Inc	0.872	09/07/24	619,010
	500,000	z	Sumitomo Mitsui Financial Group, Inc	0.819	07/23/23	614,627
	500,000	z	Takeda Pharmaceutical Co Ltd	3.000	11/21/30	716,565
	500,000		Takeda Pharmaceutical Co Ltd	1.375	07/09/32	622,432
			TOTAL JAPAN			2,572,634

KAZAKHSTAN - 0.2%
	$475,000	g	KazTransGas JSC	4.375	09/26/27	528,902
	400,000	g	Tengizchevroil Finance Co International Ltd	2.625	08/15/25	407,945
			TOTAL KAZAKHSTAN			936,847
323

TIAA-CREF FUNDS – International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

KOREA, REPUBLIC OF - 0.2%
	$225,000	g	Kia Corp	1.000%	04/16/24	$226,204
	400,000	g	POSCO	2.500	01/17/25	413,628
EUR	300,000	z	Shinhan Bank Co Ltd	0.250	10/16/24	363,726
	$250,000	z	SK Battery America, Inc	2.125	01/26/26	245,753
			TOTAL KOREA, REPUBLIC OF			1,249,311

LUXEMBOURG - 0.2%
EUR	350,000	g	INEOS Finance plc	2.875	05/01/26	425,584
	500,000	z	ProLogis International Funding II S.A.	2.375	11/14/30	698,020
			TOTAL LUXEMBOURG			1,123,604

MALAYSIA - 0.2%
	$400,000	e,g	Genm Capital Labuan Ltd	3.882	04/19/31	396,026
	200,000	g	Petronas Capital Ltd	3.500	04/21/30	215,781
	250,000	g	Petronas Energy Canada Ltd	2.112	03/23/28	248,665
			TOTAL MALAYSIA			860,472

MEXICO - 0.3%
	200,000	g	Alpek SAB de C.V.	3.250	02/25/31	197,002
	500,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	5.375	04/17/25	563,335
	225,000	g	BBVA Bancomer S.A.	1.875	09/18/25	225,900
	300,000	g	Fresnillo plc	4.250	10/02/50	294,000
	200,000	g	Grupo Bimbo SAB de C.V.	4.700	11/10/47	224,208
EUR	200,000		Petroleos Mexicanos	1.875	04/21/22	240,286
	$500,000	g	Sigma Alimentos S.A. de C.V.	4.125	05/02/26	542,000
			TOTAL MEXICO			2,286,731

NETHERLANDS - 0.1%
EUR	625,000	g	OCI NV	3.125	11/01/24	768,508
			TOTAL NETHERLANDS			768,508

PANAMA - 0.1%
	$300,000	g	Banco General S.A.	4.125	08/07/27	325,128
			TOTAL PANAMA			325,128

PERU - 0.0%
	200,000	g	Banco de Credito del Peru	3.250	09/30/31	196,500
	200,000	g	Credicorp Ltd	2.750	06/17/25	199,700
	200,000	g	Kallpa Generacion SA	4.125	08/16/27	205,500
			TOTAL PERU			601,700

PORTUGAL - 0.2%
EUR	1,000,000		EDP Finance BV	1.125	02/12/24	1,243,210
			TOTAL PORTUGAL			1,243,210
QATAR - 0.2%
	$300,000	z	QIB Sukuk Ltd	1.950	10/27/25	301,644
	300,000	z	QNB Finance Ltd	1.625	09/22/25	299,870
	250,000	z	QNB Finance Ltd	2.750	02/12/27	260,137
			TOTAL QATAR			861,651
324

TIAA-CREF FUNDS – International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

RUSSIA - 0.2%
EUR	300,000	z	Gazprom OAO Via Gaz Capital S.A.	2.500%	03/21/26	$373,385
	$500,000	g	LUKOIL Securities BV	3.875	05/06/30	525,400
			TOTAL RUSSIA			898,785

SAUDI ARABIA - 0.3%
	250,000	g	SABIC Capital II BV	4.000	10/10/23	269,048
	275,000	g	Saudi Arabian Oil Co	2.250	11/24/30	265,919
	300,000	z	Saudi Electricity Global Sukuk Co 5	2.413	09/17/30	300,483
			TOTAL SAUDI ARABIA			835,450

SINGAPORE - 0.2%
	200,000	g	BOC Aviation USA Corp	1.625	04/29/24	200,815
EUR	200,000	z	Temasek Financial I Ltd	0.500	11/20/31	239,500
	$500,000	g	United Overseas Bank Ltd	2.000	10/14/31	497,400
			TOTAL SINGAPORE			937,715

SPAIN - 0.2%
	800,000		Banco Santander S.A.	7.500	N/A‡	882,000
			TOTAL SPAIN			882,000

SWITZERLAND - 0.7%
EUR	750,000	z	Cloverie plc for Zurich Insurance Co Ltd	1.500	12/15/28	982,591
GBP	700,000	z	Credit Suisse Group AG.	2.250	06/09/28	987,126
EUR	600,000	z	UBS Group AG	0.250	11/05/28	710,955
	1,000,000	z	UBS Group AG.	0.250	02/24/28	1,185,843
			TOTAL SWITZERLAND			3,866,515

TANZANIA, UNITED REPUBLIC OF - 0.1%
	$450,000		AngloGold Ashanti Holdings plc	3.750	10/01/30	465,412
			TOTAL TANZANIA, UNITED REPUBLIC OF			465,412

THAILAND - 0.1%
	200,000	g,z	PTTEP Treasury Center Co Ltd	2.587	06/10/27	206,366
	300,000	g	Thaioil Treasury Center Co Ltd	2.500	06/18/30	288,666
			TOTAL THAILAND			495,032

UNITED ARAB EMIRATES - 0.4%
	200,000	g	DAE Funding LLC	3.375	03/20/28	199,614
	400,000	g	DP World Ltd	5.625	09/25/48	485,000
	300,000	z	EI Sukuk Co Ltd	1.827	09/23/25	299,611
GBP	300,000	z	First Abu Dhabi Bank PJSC	1.375	02/19/23	418,463
	$300,000	z	National Central Cooling Co PJSC	2.500	10/21/27	295,938
			TOTAL UNITED ARAB EMIRATES			1,698,626

UNITED KINGDOM - 1.7%
GBP	1,050,000		BAE Systems plc	4.125	06/08/22	1,505,110
EUR	800,000	z	Barclays plc	0.625	11/14/23	972,481
	1,000,000	z	Coca-Cola European Partners plc	1.500	11/08/27	1,283,929
325

TIAA-CREF FUNDS – International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

GBP	750,000		HSBC Holdings plc	2.175%	06/27/23	$1,053,818
UGX	3,000,000,000	†,g	ICBC Standard Bank plc	14.250	06/26/34	766,146
EUR	750,000		Natwest Group plc	1.750	03/02/26	951,551
	750,000		RELX Capital, Inc	1.300	05/12/25	947,425
	700,000	z	Standard Chartered plc	1.200	09/23/31	841,309
			TOTAL UNITED KINGDOM			8,321,769

UNITED STATES - 9.3%
	500,000	z	Abbott Ireland Financing DAC	1.500	09/27/26	644,771
	1,200,000		AbbVie, Inc	1.250	06/01/24	1,494,454
	150,000		AbbVie, Inc	2.625	11/15/28	208,098
	900,000	g	Adient Global Holdings Ltd	3.500	08/15/24	1,118,373
JPY	100,000,000		Aflac, Inc	0.550	03/12/30	889,397
EUR	575,000		American Honda Finance Corp	1.950	10/18/24	738,567
	300,000		American Tower Corp	1.375	04/04/25	376,776
	600,000		American Tower Corp	1.950	05/22/26	779,487
	1,000,000	z	Amphenol Technologies Holding GmbH	2.000	10/08/28	1,349,232
	500,000		Aptiv plc	1.500	03/10/25	631,537
	750,000	g	Ardagh Metal Packaging Finance USA LLC	2.000	09/01/28	903,364
	750,000	g	Ardagh Metal Packaging Finance USA LLC	3.000	09/01/29	902,274
	300,000	g	Ashland Services BV	2.000	01/30/28	359,435
	500,000		AT&T, Inc	2.350	09/05/29	680,627
	750,000	g	Avantor Funding, Inc	3.875	07/15/28	950,361
	575,000		Ball Corp	0.875	03/15/24	697,121
	500,000	z	Bank of America Corp	1.662	04/25/28	646,624
	500,000	z	Bank of America Corp	0.654	10/26/31	591,272
	700,000		Becton Dickinson & Co	1.401	05/24/23	865,955
	670,000		Becton Dickinson & Co	1.900	12/15/26	875,185
	100,000		Capital One Financial Corp	0.800	06/12/24	122,825
	650,000	g	Carnival Corp	7.625	03/01/26	865,375
	750,000		Chubb INA Holdings, Inc	1.550	03/15/28	967,879
	350,000		Chubb INA Holdings, Inc	1.400	06/15/31	447,276
	750,000	z	Citigroup, Inc	1.250	07/06/26	941,031
GBP	500,000	z	Citigroup, Inc	1.750	10/23/26	703,197
EUR	700,000		Comcast Corp	0.250	05/20/27	846,642
	900,000		DH Europe Finance Sarl	1.200	06/30/27	1,139,422
	500,000	g	Diebold Nixdorf Dutch Holding BV	9.000	07/15/25	664,595
GBP	100,000	z	Digital Stout Holding LLC	2.750	07/19/24	145,992
	200,000		Discovery Communications LLC	2.500	09/20/24	287,672
EUR	400,000		FedEx Corp	1.000	01/11/23	489,258
	500,000		FedEx Corp	1.625	01/11/27	645,875
	375,000		Fidelity National Information Services, Inc	1.100	07/15/24	465,699
GBP	600,000		Fiserv, Inc	3.000	07/01/31	899,552
EUR	750,000	z	General Motors Financial Co, Inc	0.600	05/20/27	896,979
	400,000		Goldman Sachs Group, Inc	1.375	05/15/24	494,554
	500,000	z	Goldman Sachs Group, Inc	0.250	01/26/28	588,834
	1,000,000		Honeywell International, Inc	0.000	03/10/24	1,208,392
	600,000		International Business Machines Corp	0.650	02/11/32	720,516
	500,000	g	International Game Technology plc	3.500	06/15/26	616,119
	500,000	g	IQVIA, Inc	1.750	03/15/26	606,354
	500,000	z	JPMorgan Chase & Co	1.638	05/18/28	645,252
	650,000		Liberty Mutual Group, Inc	2.750	05/04/26	875,543
326

TIAA-CREF FUNDS – International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

EUR	450,000	g	Liberty Mutual Group, Inc	2.750%	05/04/26	$606,109
	500,000		McDonald’s Corp	0.900	06/15/26	625,209
GBP	600,000		McKesson Corp	3.125	02/17/29	899,282
EUR	600,000	z	Metropolitan Life Global Funding I	0.550	06/16/27	739,635
	650,000		Mondelez International, Inc	1.375	03/17/41	756,743
	670,000		Morgan Stanley	1.342	10/23/26	846,182
	400,000	g	OI European Group BV	3.125	11/15/24	498,944
	1,200,000		Omnicom Finance Holdings plc	0.800	07/08/27	1,483,445
	100,000	g	Organon Finance LLC	2.875	04/30/28	122,780
	800,000		Parker-Hannifin Corp	1.125	03/01/25	1,000,995
	$1,075,000		Plains All American Pipeline LP	3.800	09/15/30	1,107,207
EUR	540,000		ProLogis Euro Finance LLC	0.375	02/06/28	653,499
	500,000	g	Scientific Games International, Inc	3.375	02/15/26	601,125
	400,000		Silgan Holdings, Inc	3.250	03/15/25	484,266
	450,000		Stryker Corp	2.625	11/30/30	636,742
	1,100,000		SYSCO Corp	1.250	06/23/23	1,356,783
	700,000		The Procter & Gamble Company	0.625	10/30/24	865,657
	500,000		The Procter & Gamble Company	1.875	10/30/38	710,193
	400,000		Verizon Communications, Inc	1.375	10/27/26	512,675
	400,000		Verizon Communications, Inc	1.875	10/26/29	535,410
	600,000		Walmart, Inc	2.550	04/08/26	811,744
			TOTAL UNITED STATES			47,842,368

			TOTAL CORPORATE BONDS			103,531,406
			(Cost $97,760,898)

GOVERNMENT BONDS - 68.9%

ARGENTINA - 0.0%
	13,818		Argentina Republic Government International Bond	1.000	07/09/29	5,237
	196,000		Argentina Republic Government International Bond	0.125	07/09/41	70,070
	198,850		Argentina Republic Government International Bond (Step Bond)	0.125	07/09/30	72,083
			TOTAL ARGENTINA			147,390

AUSTRALIA - 1.7%
AUD	3,100,000	z	Australia Government International Bond	2.250	05/21/28	2,561,778
	975,000		Australia Government International Bond	1.000	12/21/30	709,003
	4,100,000	z	Australia Government International Bond	1.000	11/21/31	2,929,070
	1,750,000	z	Australia Government International Bond	1.750	06/21/51	1,090,192
	1,715,000		Western Australian Treasury Corp	2.750	07/24/29	1,445,647
			TOTAL AUSTRALIA			8,735,690

BELGIUM - 0.5%
EUR	2,125,000	g	Kingdom of Belgium Government International Bond	0.000	10/22/27	2,602,926
			TOTAL BELGIUM			2,602,926

BERMUDA - 0.1%
	$340,000	g	Bermuda Government International Bond	2.375	08/20/30	335,750
			TOTAL BERMUDA			335,750
327

TIAA-CREF FUNDS – International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

BRAZIL - 0.5%
BRL	8,900,000		Brazil Notas do Tesouro Nacional Serie F	10.000%	01/01/27	$1,746,453
	$1,000,000		Brazilian Government International Bond	3.875	06/12/30	992,660
			TOTAL BRAZIL			2,739,113

CANADA - 2.6%
CAD	1,700,000	g	Canada Housing Trust No 1	2.550	12/15/23	1,455,224
	1,950,000		Canadian Government International Bond	1.500	02/01/22	1,602,073
	3,600,000		Canadian Government International Bond	2.000	09/01/23	3,040,794
	1,300,000		Canadian Government International Bond	5.000	06/01/37	1,523,776
	1,350,000		Hydro-Quebec	4.000	02/15/55	1,365,420
	1,600,000		Province of British Columbia Canada	2.550	06/18/27	1,382,744
	1,600,000		Province of New Brunswick Canada	3.100	08/14/28	1,417,552
	1,000,000		Province of Quebec Canada	2.750	09/01/27	873,351
			TOTAL CANADA			12,660,934

CHILE - 0.3%
CLP	760,000,000	g	Bonos de la Tesoreria de la Republica en pesos	2.300	10/01/28	986,754
EUR	650,000		Chile Government International Bond	1.250	01/22/51	686,615
			TOTAL CHILE			1,673,369

CHINA - 8.4%
CNY	61,260,000		China Government International Bond	2.880	11/05/23	9,495,287
	14,500,000		China Government International Bond	3.270	11/19/30	2,258,252
	3,300,000		China Government International Bond	3.810	09/14/50	521,649
	15,000,000		China Government International Bond	2.240	03/05/23	2,300,429
	27,700,000		China Government International Bond	2.360	07/02/23	4,244,581
	49,600,000		China Government International Bond	2.940	10/17/24	7,687,388
	60,500,000		China Government International Bond	3.120	12/05/26	9,401,995
	18,900,000		China Government International Bond	3.860	07/22/49	3,009,615
	30,000,000		China Government International Bond	3.390	03/16/50	4,362,045
			TOTAL CHINA			43,281,241

COTE D’IVOIRE - 0.3%
EUR	1,000,000	g	Ivory Coast Government International Bond	5.875	10/17/31	1,301,009
	100,000	g	Ivory Coast Government International Bond	4.875	01/30/32	120,682
			TOTAL COTE D’IVOIRE			1,421,691

CROATIA - 0.2%
	1,000,000	z	Croatia Government International Bond	1.125	03/04/33	1,187,550
			TOTAL CROATIA			1,187,550

CYPRUS - 1.0%
	1,300,000	z	Cyprus Government International Bond	2.375	09/25/28	1,807,490
	1,100,000	z	Cyprus Government International Bond	0.625	01/21/30	1,338,567
	575,000	z	Cyprus Government International Bond	2.750	02/26/34	852,464
	500,000	z	Cyprus Government International Bond	2.750	05/03/49	804,978
			TOTAL CYPRUS			4,803,499
328

TIAA-CREF FUNDS – International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

DOMINICAN REPUBLIC - 0.5%
DOP	48,650,000	g	Dominican Republic Government International Bond	8.900%	02/15/23	$884,546
	15,000,000	g	Dominican Republic Government International Bond	9.750	06/05/26	289,125
	$750,000	g	Dominican Republic Government International Bond	4.875	09/23/32	784,875
			TOTAL DOMINICAN REPUBLIC			1,958,546

ECUADOR - 0.1%
	78,000	g	Ecuador Government International Bond	0.000	07/31/30	42,510
	441,250	g	Ecuador Government International Bond (Step Bond)	0.500	07/31/30	368,444
	309,125	g	Ecuador Government International Bond (Step Bond)	0.500	07/31/35	210,208
			TOTAL ECUADOR			621,162

EGYPT - 1.0%
	850,000	g	Egypt Government International Bond	5.750	05/29/24	897,940
EGP	16,250,000		Egypt Government International Bond	15.900	07/02/24	1,079,732
	$600,000	g	Egypt Government International Bond	5.875	02/16/31	578,521
EUR	900,000	g	Egypt Government International Bond	6.375	04/11/31	1,127,238
	$300,000	g	Egypt Government International Bond	7.053	01/15/32	307,110
	675,000	g	Egypt Government International Bond	8.500	01/31/47	696,530
			TOTAL EGYPT			4,687,071

FRANCE - 3.4%
EUR	4,500,000		French Republic Government Bond OAT	0.500	05/25/25	5,634,867
	3,775,000		French Republic Government Bond OAT	0.750	11/25/28	4,849,224
	2,450,000	g	French Republic Government Bond OAT	0.500	05/25/40	2,876,225
	910,000	g	French Republic Government Bond OAT	0.750	05/25/52	1,038,054
	2,500,000	z	UNEDIC ASSEO	0.250	07/16/35	2,927,993
			TOTAL FRANCE			17,326,363

GERMANY - 0.9%
	2,350,000		Bundesrepublik Deutschland Bundesanleihe	0.000	02/15/30	2,898,264
	1,200,000		Bundesrepublik Deutschland Bundesanleihe	0.000	02/15/31	1,471,653
			TOTAL GERMANY			4,369,917

GHANA - 0.7%
	$333,333	g	Ghana Government International Bond	9.250	09/15/22	352,517
	500,000	g	Ghana Government International Bond	7.750	04/07/29	511,104
	825,000	g	Ghana Government International Bond	8.125	03/26/32	831,244
	1,000,000	g	Ghana Government International Bond	8.627	06/16/49	970,000
GHS	4,300,000		Republic of Ghana Government Bonds	16.500	02/06/23	736,509
			TOTAL GHANA			3,401,374

GREECE - 0.8%
EUR	575,000	g	Hellenic Republic Government International Bond	3.875	03/12/29	858,957
	2,300,000	g	Hellenic Republic Government International Bond	1.500	06/18/30	2,917,530
			TOTAL GREECE			3,776,487

GUATEMALA - 0.2%
	$200,000	g	Guatemala Government International Bond	5.375	04/24/32	230,500
	775,000	g	Guatemala Government International Bond	6.125	06/01/50	930,000
			TOTAL GUATEMALA			1,160,500
329

TIAA-CREF FUNDS – International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

HONDURAS - 0.0%
	$200,000	g	Honduras Government International Bond	5.625%	06/24/30	$210,000
			TOTAL HONDURAS			210,000

HONG KONG - 0.1%
	475,000	g	Airport Authority	1.625	02/04/31	445,659
			TOTAL HONG KONG			445,659

HUNGARY - 0.1%
EUR	600,000	z	Hungary Government International Bond	1.750	06/05/35	764,170
			TOTAL HUNGARY			764,170

ICELAND - 0.2%
EUR	1,000,000	z	Iceland Government International Bond	0.000	04/15/28	1,189,096
			TOTAL ICELAND			1,189,096

INDIA - 0.0%
	$200,000		Export-Import Bank of India	3.875	03/12/24	213,259
	250,000	g	Export-Import Bank of India	2.250	01/13/31	229,998
			TOTAL INDIA			443,257

INDONESIA - 0.9%
IDR	13,000,000,000		Indonesia Treasury Bond	8.125	05/15/24	973,214
	22,800,000,000		Indonesia Treasury Bond	7.500	05/15/38	1,613,113
	$1,700,000	g	Perusahaan Penerbit SBSN Indonesia III	3.900	08/20/24	1,848,716
			TOTAL INDONESIA			4,435,043

ISRAEL - 1.0%
ILS	5,250,000		Israel Government International Bond	5.500	01/31/42	2,588,009
	3,200,000		Israel Government International Bond	3.750	03/31/47	1,274,358
	$1,250,000	z	State of Israel	3.800	05/13/60	1,362,854
			TOTAL ISRAEL			5,225,221

ITALY - 5.0%
EUR	5,525,000		Italy Buoni Poliennali Del Tesoro	2.450	10/01/23	7,074,498
	3,950,000		Italy Buoni Poliennali Del Tesoro	1.250	12/01/26	5,005,886
	3,675,000	g	Italy Buoni Poliennali Del Tesoro	0.950	09/15/27	4,567,338
	1,000,000		Italy Buoni Poliennali Del Tesoro	0.900	04/01/31	1,205,899
	300,000	g	Italy Buoni Poliennali Del Tesoro	0.950	03/01/37	339,176
	1,575,000	g	Italy Buoni Poliennali Del Tesoro	2.950	09/01/38	2,328,384
	900,000	g	Italy Buoni Poliennali Del Tesoro	3.450	03/01/48	1,454,438
	1,050,000	g	Italy Buoni Poliennali Del Tesoro	3.850	09/01/49	1,816,400
	950,000	g	Italy Buoni Poliennali Del Tesoro	1.700	09/01/51	1,087,983
			TOTAL ITALY			24,880,002

JAPAN - 13.4%
JPY	13,000,000		Japan Finance Organization for Municipalities	0.440	08/15/25	121,203
	21,000,000		Japan Finance Organization for Municipalities	0.320	01/19/26	195,034
	30,000,000		Japan Finance Organization for Municipalities	0.145	02/16/26	276,345
330

TIAA-CREF FUNDS – International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

JPY	14,000,000		Japan Finance Organization for Municipalities	0.020%	05/22/26	$128,131
	628,000,000		Japan Government Five Year Bond	0.100	06/20/23	5,773,152
	170,000,000		Japan Government Ten Year Bond	0.100	09/20/26	1,571,003
	557,000,000		Japan Government Ten Year Bond	0.100	06/20/28	5,143,742
	335,000,000		Japan Government Ten Year Bond	0.100	06/20/29	3,086,791
	322,000,000		Japan Government Ten Year Bond	0.100	09/20/29	2,965,000
	325,000,000		Japan Government Ten Year Bond	0.100	12/20/29	2,990,216
	210,000,000		Japan Government Ten Year Bond	0.100	03/20/30	1,931,492
	425,000,000		Japan Government Ten Year Bond	0.100	06/20/30	3,904,622
	513,000,000		Japan Government Ten Year Bond	0.100	09/20/30	4,708,316
	525,950,000		Japan Government Thirty Year Bond	2.500	09/20/34	6,248,802
	457,700,000		Japan Government Thirty Year Bond	0.500	09/20/46	4,114,155
	73,000,000		Japan Government Thirty Year Bond	0.600	09/20/50	658,890
	340,000,000		Japan Government Twenty Year Bond	2.100	03/20/26	3,444,934
	229,000,000		Japan Government Twenty Year Bond	1.800	09/20/31	2,459,054
	117,000,000		Japan Government Twenty Year Bond	1.700	03/20/32	1,250,727
	278,000,000		Japan Government Twenty Year Bond	0.600	12/20/36	2,653,481
	256,000,000		Japan Government Twenty Year Bond	0.500	06/20/38	2,391,069
	660,000,000		Japan Government Twenty Year Bond	0.700	09/20/38	6,356,972
	185,000,000		Japan Government Twenty Year Bond	0.300	06/20/39	1,658,724
	312,000,000		Japan Government Twenty Year Bond	0.400	09/20/40	2,827,787
	203,000,000		Japan Government Two Year Bond	0.100	12/01/22	1,864,154
			TOTAL JAPAN			68,723,796

KAZAKHSTAN - 0.2%
KZT	550,000,000	†	National Bank of Kazakhstan Notes	0.000	07/23/21	1,252,305
			TOTAL KAZAKHSTAN			1,252,305

KENYA - 0.3%
	$1,200,000	g	Kenya Government International Bond	7.000	05/22/27	1,304,713
			TOTAL KENYA			1,304,713

KOREA, REPUBLIC OF - 2.8%
	200,000		Export-Import Bank of Korea	3.000	11/01/22	207,412
	500,000	g	Korea Housing Finance Corp	2.000	10/11/21	503,447
KRW	3,290,000,000		Korea Treasury Bond	1.250	12/10/22	2,975,219
	2,220,000,000		Korea Treasury Bond	2.250	09/10/23	2,049,191
	3,800,000,000		Korea Treasury Bond	1.500	03/10/25	3,418,769
	1,800,000,000		Korea Treasury Bond	1.500	12/10/26	1,593,416
	1,200,000,000		Korea Treasury Bond	1.375	12/10/29	1,018,586
	2,815,000,000		Korea Treasury Bond	2.375	09/10/38	2,574,232
			TOTAL KOREA, REPUBLIC OF			14,340,272

LEBANON - 0.0%
	$1,400,000	†,q,z	Lebanon Government International Bond	6.850	03/23/27	173,460
			TOTAL LEBANON			173,460

MACEDONIA - 0.5%
EUR	1,050,000	g	North Macedonia Government International Bond	3.675	06/03/26	1,373,939
	850,000	g	North Macedonia Government International Bond	1.625	03/10/28	988,033
			TOTAL MACEDONIA			2,361,972
331

TIAA-CREF FUNDS – International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

MALAYSIA - 0.3%
MYR	5,700,000		Malaysia Government International Bond	3.828%	07/05/34	$1,386,846
			TOTAL MALAYSIA			1,386,846

MEXICO - 0.8%
MXN	23,500,000		Mexican Bonos	5.750	03/05/26	1,149,594
	13,800,000		Mexican Bonos	7.750	05/29/31	722,850
	$1,300,000		Mexico Government International Bond	3.250	04/16/30	1,328,145
	1,025,000		Mexico Government International Bond	4.280	08/14/41	1,045,500
			TOTAL MEXICO			4,246,089

MOROCCO - 0.4%
EUR	850,000	g	Morocco Government International Bond	1.375	03/30/26	1,025,336
	1,100,000	g	Morocco Government International Bond	1.500	11/27/31	1,240,931
			TOTAL MOROCCO			2,266,267

NETHERLANDS - 0.2%
	550,000	g	Netherlands Government International Bond	2.750	01/15/47	1,055,855
			TOTAL NETHERLANDS			1,055,855

NEW ZEALAND - 0.3%
NZD	1,800,000		New Zealand Government International Bond	2.750	04/15/25	1,394,205
			TOTAL NEW ZEALAND			1,394,205

NIGERIA - 0.3%
	$1,325,000	g	Nigeria Government International Bond	6.500	11/28/27	1,400,628
			TOTAL NIGERIA			1,400,628

NORWAY - 1.0%
NOK	9,000,000		City of Oslo Norway	2.050	10/31/24	1,107,579
	35,620,000	g	Norway Government International Bond	1.375	08/19/30	4,260,579
			TOTAL NORWAY			5,368,158

PAKISTAN - 0.2%
	$1,000,000	g	Pakistan Government International Bond	6.000	04/08/26	1,027,866
			TOTAL PAKISTAN			1,027,866

PANAMA - 0.2%
	1,000,000		Panama Notas del Tesoro	3.750	04/17/26	1,075,500
			TOTAL PANAMA			1,075,500

PARAGUAY - 0.2%
	925,000	g	Paraguay Government International Bond	5.400	03/30/50	1,042,022
			TOTAL PARAGUAY			1,042,022

PERU - 0.4%
PEN	8,300,000	g	Peruvian Government International Bond	5.400	08/12/34	2,090,663
			TOTAL PERU			2,090,663
332

TIAA-CREF FUNDS – International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

PHILIPPINES - 0.2%
EUR	820,000		Philippine Government International Bond	1.200%	04/28/33	$977,930
			TOTAL PHILIPPINES			977,930

POLAND - 0.7%
PLN	11,905,000		Republic of Poland Government International Bond	2.750	10/25/29	3,428,624
			TOTAL POLAND			3,428,624

PORTUGAL - 0.8%
EUR	1,275,000	g	Portugal Obrigacoes do Tesouro OT	0.700	10/15/27	1,604,793
	1,800,000	g	Portugal Obrigacoes do Tesouro OT	1.950	06/15/29	2,469,198
			TOTAL PORTUGAL			4,073,991

REPUBLIC OF SERBIA - 1.0%
	1,700,000	g	Serbia Government International Bond	1.500	06/26/29	2,023,831
	$600,000	g	Serbia Government International Bond	2.125	12/01/30	552,457
RSD	120,000,000		Serbia Treasury Bonds	5.875	02/08/28	1,482,701
	101,500,000		Serbia Treasury Bonds	4.500	08/20/32	1,144,898
			TOTAL REPUBLIC OF SERBIA			5,203,887

ROMANIA - 0.9%
RON	9,500,000		Romania Government International Bond	4.150	01/26/28	2,499,446
EUR	800,000	g	Romanian Government International Bond	2.000	01/28/32	966,740
	850,000	g	Romanian Government International Bond	2.000	04/14/33	1,008,123
			TOTAL ROMANIA			4,474,309

RUSSIA - 0.2%
RUB	90,000,000		Russian Federal Bond-OFZ	4.500	07/16/25	1,113,254
			TOTAL RUSSIA			1,113,254

SAUDI ARABIA - 0.2%
	$375,000	g	Saudi Government International Bond	2.900	10/22/25	398,599
	750,000	g	Saudi Government International Bond	2.500	02/03/27	776,428
			TOTAL SAUDI ARABIA			1,175,027

SENEGAL - 0.2%
EUR	1,000,000	g	Senegal Government International Bond	4.750	03/13/28	1,247,560
			TOTAL SENEGAL			1,247,560

SOUTH AFRICA - 0.5%
ZAR	10,700,000		South Africa Government International Bond	10.500	12/21/26	841,008
	16,500,000		South Africa Government International Bond	7.000	02/28/31	944,754
	7,800,000		South Africa Government International Bond	8.750	01/31/44	429,075
			TOTAL SOUTH AFRICA			2,214,837

SPAIN - 3.1%
EUR	1,100,000	z	Autonomous Community of Madrid Spain	1.571	04/30/29	1,448,604
	4,600,000	g	Spain Government International Bond	2.750	10/31/24	6,137,621
	1,095,000	g	Spain Government International Bond	1.400	07/30/28	1,438,345
	1,875,000	g	Spain Government International Bond	0.600	10/31/29	2,313,536
	1,250,000	g	Spain Government International Bond	0.100	04/30/31	1,447,457
	2,650,000	g	Spain Government International Bond	1.200	10/31/40	3,220,801
			TOTAL SPAIN			16,006,364
333

TIAA-CREF FUNDS – International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

SUPRANATIONAL - 2.9%
	$1,200,000	g	Africa Finance Corp	2.875%	04/28/28	$1,191,581
	750,000	z	African Export-Import Bank	5.250	10/11/23	811,099
INR	105,000,000		Asian Development Bank	6.200	10/06/26	1,454,528
	$1,250,000	g	Banque Ouest Africaine de Developpement	4.700	10/22/31	1,330,947
EUR	650,000	g	Banque Ouest Africaine de Developpement	2.750	01/22/33	812,990
AUD	2,150,000		Inter-American Development Bank	4.750	08/27/24	1,886,812
NZD	1,577,000		International Bank for Reconstruction & Development	3.375	01/25/22	1,152,847
AUD	4,100,000		International Bank for Reconstruction & Development	2.200	02/27/24	3,317,039
CAD	1,600,000		International Bank for Reconstruction & Development	1.900	01/16/25	1,348,691
GBP	700,000		International Finance Corp	0.250	12/15/25	953,693
			TOTAL SUPRANATIONAL			14,260,227

SWEDEN - 0.2%
SEK	9,000,000		Sweden Government International Bond	0.500	11/24/45	969,831
			TOTAL SWEDEN			969,831

THAILAND - 0.8%
THB	30,000,000		Thailand Government International Bond	1.450	12/17/24	985,576
	55,000,000		Thailand Government International Bond	3.300	06/17/38	1,995,815
	29,000,000		Thailand Government International Bond	2.000	06/17/42	848,124
			TOTAL THAILAND			3,829,515

TURKEY - 0.1%
TRY	5,425,000		Turkey Government International Bond	8.500	09/14/22	589,108
			TOTAL TURKEY			589,108

UKRAINE - 0.6%
UAH	31,000,000		Ukraine Government International Bond	17.000	05/11/22	1,167,650
EUR	1,000,000	g	Ukraine Government International Bond	6.750	06/20/26	1,287,622
	850,000	g	Ukraine Government International Bond	4.375	01/27/30	936,483
			TOTAL UKRAINE			3,391,755

UNITED ARAB EMIRATES - 0.1%
	$750,000	z	Dubai DOF Sukuk Ltd	2.763	09/09/30	747,114
	250,000	z	Emirate of Dubai Government International Bonds	3.900	09/09/50	230,474
			TOTAL UNITED ARAB EMIRATES			977,588

UNITED KINGDOM - 3.9%
GBP	2,425,000		United Kingdom Gilt	1.625	10/22/28	3,588,641
	2,720,000		United Kingdom Gilt	4.750	12/07/30	5,110,112
	3,350,000		United Kingdom Gilt	1.750	09/07/37	4,996,655
	2,000,000		United Kingdom Gilt	1.250	10/22/41	2,737,480
	1,800,000		United Kingdom Gilt	0.875	01/31/46	2,241,841
	1,260,000		United Kingdom Gilt	0.625	10/22/50	1,441,732
			TOTAL UNITED KINGDOM			20,116,461
334

TIAA-CREF FUNDS – International Bond Fund

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

URUGUAY - 0.2%
UYU	21,800,000	g	Uruguay Government International Bond		8.500%	03/15/28	$516,313
	$625,000		Uruguay Government International Bond		4.375	01/23/31	726,656
			TOTAL URUGUAY				1,242,969

UZBEKISTAN - 0.3%
	1,450,000	g	Republic of Uzbekistan Government International Bond		4.750	02/20/24	1,545,840
			TOTAL UZBEKISTAN				1,545,840

			TOTAL GOVERNMENT BONDS				351,832,715
			(Cost $338,352,854)

STRUCTURED ASSETS - 3.3%

IRELAND - 0.4%
GBP	300,000	g,i	Taurus UK DAC		0.000	05/17/31	414,885
			Series - 2021 UK1A (Class D)
	690,000	g,i	Taurus UK DAC		0.000	05/17/31	953,960
			Series - 2021 UK1A (Class C)
	350,000	g,i	Taurus UK DAC		0.000	05/17/31	483,752
			Series - 2021 UK1A (Class B)
			TOTAL IRELAND				1,852,597

UNITED STATES - 2.9%
	$2,000,000	g,i	Alen Mortgage Trust	LIBOR 1 M + 2.250%	2.365	04/15/34	1,999,998
			Series - 2021 ACEN (Class C)
	4,540,062	i	Connecticut Avenue Securities	LIBOR 1 M + 1.350%	1.456	09/25/29	4,560,086
			Series - 2017 C02 (Class 2ED3)
	4,678,135	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	2.306	01/25/30	4,738,571
			Series - 2017 C05 (Class 1M2)
	1,500,000	g	Diamond Resorts Owner Trust		2.700	11/21/33	1,499,980
			Series - 2021 1A (Class C)
	500,000	g,h	Oportun Issuance Trust		1.960	05/08/31	499,856
			Series - 2021 B (Class B)
	500,000	g,h	Oportun Issuance Trust		3.650	05/08/31	499,717
			Series - 2021 B (Class C)
	1,250,000	g	Purchasing Power Funding LLC		4.370	10/15/25	1,250,062
			Series - 2021 A (Class D)
			TOTAL UNITED STATES				15,048,270

			TOTAL STRUCTURED ASSETS				16,900,867
			(Cost $16,905,259)

			TOTAL BONDS				472,264,988
			(Cost $453,019,011)
335

TIAA-CREF FUNDS – International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 3.6%

EGYPT - 0.6%
EGP	56,500,000		Egypt Treasury Bill	0.000%	11/16/21	$3,365,953
			TOTAL EGYPT			3,365,953

UKRAINE - 0.2%
UAH	24,000,000		Ukraine Treasury Bill	0.000	10/27/21	822,652
			TOTAL UKRAINE			822,652

UNITED STATES - 2.7%
	$6,790,000		Federal Farm Credit Bank (FFCB)	0.010	05/03/21	6,790,000
	1,038,000		Federal Home Loan Bank (FHLB)	0.005	05/17/21	1,038,000
	6,310,000		United States Treasury Bill	0.013	05/20/21	6,309,970
			TOTAL UNITED STATES			14,137,970

SHARES			COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%

UNITED STATES - 0.1%
	399,975	c	State Street Navigator Securities Lending	0.020		399,975
			Government Money Market Portfolio
			TOTAL UNITED STATES			399,975
			TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			399,975

			TOTAL SHORT-TERM INVESTMENTS			18,726,550
			(Cost $18,726,991)

			TOTAL INVESTMENTS - 97.1%			496,013,363
			(Cost $476,853,988)
			OTHER ASSETS & LIABILITIES, NET - 2.9%			14,669,263
			NET ASSETS - 100.0%			$510,682,626

Abbreviation(s):
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
GHS	Ghanaian Cedi
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KZT	Kazakhstani Tenge
LIBOR	London Interbank Offered Rate
336

TIAA-CREF FUNDS – International Bond Fund

M	Month
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TRY	Turkish Lira
UAH	Ukrainian Hryvnia
UGX	Ugandan Shilling
UYU	Uruguayan Peso
ZAR	South African Rand

†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $392,066.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2021, the aggregate value of these securities is $129,203,154 or 25.3% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
h	All or a portion of these securities were purchased on a delayed delivery basis.
o	Payment in Kind Bond
q	In default
z	All or a portion of this security is owned by TIAA-CREF International Bond Offshore Limited which is a 100% owned subsidiary of the fund.

Forward foreign currency contracts outstanding as of April 30, 2021 were as follows:

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$2,580,794	NZD	3,580,721	Australia and New Zealand Banking Group	07/30/21	$19,362
	$894,366	BRL	4,877,245	Citibank, N.A.	05/28/21	$(1,079.00)
	$11,678,125	KRW	12,970,777,159	Citibank, N.A.	05/28/21	75,775
	$1,763,122	PLN	6,665,040	Citibank, N.A.	05/28/21	5,331
	$2,863,320	THB	89,907,108	Citibank, N.A.	05/28/21	(23,537)
Total						$56,490
	$12,043,023	AUD	15,493,551	Morgan Stanley	07/30/21	$102,915.00
	$161,973,436	EUR	133,687,611	Morgan Stanley	07/30/21	942,745
	$1,977,571	ILS	6,439,004	Morgan Stanley	05/28/21	(5,179)
	$5,448,516	NOK	45,316,742	Morgan Stanley	07/30/21	3,755
Total						$1,044,236
337

TIAA-CREF FUNDS – International Bond Fund

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$13,956,759	CAD	17,269,257	Toronto Dominion Bank	07/30/21	$(95,397)
	$30,557,168	CNY	198,412,580	Toronto Dominion Bank	05/28/21	(17,664)
	$33,322,547	GBP	23,967,621	Toronto Dominion Bank	07/30/21	213,927
	$68,325,071	JPY	7,415,948,575	Toronto Dominion Bank	07/30/21	414,232
	$494,572	SEK	4,132,365	Toronto Dominion Bank	07/30/21	6,014
EUR	343,061		$415,200	Toronto Dominion Bank	07/30/21	(1,973)
	$575,343	ZAR	8,268,024	Toronto Dominion Bank	05/28/21	7,506
Total						$526,645
Total						$1,646,733

Abbreviation(s):

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	Pound Sterling
ILS	New Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
ZAR	South African Rand
338

TIAA-CREF FUNDS – International Bond Fund

TIAA-CREF FUNDS

INTERNATIONAL BOND FUND

CONSOLIDATED SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2021

		% OF
SECTOR	VALUE	NET ASSETS

GOVERNMENT	$351,832,715	68.9%
FINANCIALS	35,393,711	7.0
MORTGAGE SECURITIES	13,151,252	2.6
INDUSTRIALS	10,428,316	2.0
HEALTH CARE	10,147,119	2.0
MATERIALS	9,630,039	1.9
COMMUNICATION SERVICES	9,087,278	1.8
CONSUMER DISCRETIONARY	7,723,939	1.5
CONSUMER STAPLES	7,201,573	1.4
UTILITIES	5,879,886	1.2
ENERGY	5,312,924	1.0
INFORMATION TECHNOLOGY	5,094,671	1.0
ASSET BACKED SECURITIES	3,749,616	0.7
REAL ESTATE	2,653,774	0.5
SHORT-TERM INVESTMENTS	18,726,550	3.6
OTHER ASSETS & LIABILITIES, NET	14,669,263	2.9

NET ASSETS	$510,682,626	100.0%
339

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Exhibits.

13(a)(2)(i) Section 302 certification of the principal executive officer

13(a)(2)(ii) Section 302 certification of the principal financial officer

13(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: June 15, 2021	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: June 15, 2021	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President (principal executive officer)

Dated: June 15, 2021	By:	/s/E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)